April 28, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington  DC  50549

RE:    Midland National Life Separate Account C

         File Number 333-128978 – Vector II Variable Annuity

Commissioners:

Enclosed for filing under the Securities Act of 1933 please find a copy of Post-Effective Amendment No. 14 to the above referenced registration statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

/s/

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on April 28, 2010
Registration Nos. 333-128978
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 14	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 99	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:
Stephen P. Horvat, Jr.	Frederick R. Bellamy, Esq.
Senior Vice President -Legal	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	1275 Pennsylvania Avenue, N.W.
Sammons Financial Group	Washington, DC 20004-2415
525 W. Van Buren
Chicago, IL 60607

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On May 1, 2010 _ pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485
If appropriate check the following box:
o	This post-effective amendment designates a new effective date for a previously filed post-effective amendment filed ________.

Title of securities being registered:
Vector II Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

vector2_prosp.htm - Midland National Life Insurance Company

Vector II Variable Annuity Prospectus

May 1, 2010

Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

Phone: (877) 586-0240 (toll free)   Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference.  This prospectus sets forth the information that a prospective investor should know before investing.

The Vector II Variable Annuity (the “contract”) is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs.  The minimum initial premium for a non-qualified contract is $10,000.  The minimum initial premium for a qualified contract is $2,000.

If You elect the Extra Credit Rider, We will add the premium bonus to each premium payment that You make in the first contract year.  Electing the Extra Credit Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Extra Credit Rider.  Your expenses will be higher if You elect the Extra Credit Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Extra Credit Rider.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or contacting Us at the numbers above.  The SAI, dated May 1, 2010, has been filed with the U.S. Securities and Exchange Commission (“SEC”), and is incorporated herein by reference.  The table of contents of the SAI is included at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to the Separate account investment divisions (see Definitions) that invest in a specified mutual fund portfolio.  You can generally choose a maximum of 50 funds at any one time among the 81 investment divisions shown on the following page.  The mutual fund portfolios are part of the following series funds or trusts:

Access One Trust	Goldman Sachs Variable Insurance Trust
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Northern Lights Variable Trust
American Century Variable Portfolios, Inc.	PIMCO Variable Insurance Trust
Credit Suisse Trust	ProFunds VP
DireXion Insurance Trust	The Universal Institutional Funds, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	Van Eck VIP Trust
Dreyfus Variable Investment Funds	Van Kampen Life Investment Trust

Your accumulation value in the investment divisions will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.

The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1. Access VP High Yield Fund*	42. ProFund VP Japan*
2. Adaptive Allocation Portfolio	43. ProFund VP Large-Cap Growth*
3. American Century VP Income & Growth Fund	44. ProFund VP Large-Cap Value*
4. American Century VP International Fund	45. ProFund VP Mid-Cap*
5. American Century VP Large Company Value Fund	46. ProFund VP Mid-Cap Growth*
6. American Century VP Mid Cap Value Fund	47. ProFund VP Mid-Cap Value*
7. American Century VP Ultra® Fund	48. ProFund VP Money Market*
8. Chariot Absolute Return All Opportunities Portfolio[1]	49. ProFund VP NASDAQ-100*
9. Credit Suisse Trust – International Equity Flex III Portfolio[2]	50. ProFund VP Oil & Gas*
10. Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	51. ProFund VP Pharmaceuticals*
11. DireXion Dynamic HY Bond Fund	52. ProFund VP Precious Metals*
12. Dreyfus Socially Responsible Growth Fund, Inc	53. ProFund VP Real Estate*
13. Dreyfus VIF Appreciation Portfolio	54. ProFund VP Rising Rates Opportunity*
14. Dreyfus VIF International Value Portfolio	55. ProFund VP Semiconductor*
15. Goldman Sachs VIT Structured Small Cap Equity Fund	56. ProFund VP Short Dow 30*
16. Invesco V.I. Basic Value Fund[4]	57. ProFund VP Short Emerging Markets*
17. Invesco V.I. International Growth Fund[5]	58. ProFund VP Short International*
18. Invesco V.I. Mid Cap Core Equity Fund[6]	59. ProFund VP Short Mid-Cap*
19. Invesco V.I. Global Real Estate Fund[7]	60. ProFund VP Short NASDAQ-100*
20. PIMCO VIT All Asset Portfolio	61. ProFund VP Short Small-Cap*
21. PIMCO VIT High Yield Portfolio	62. ProFund VP Small-Cap*
22. PIMCO VIT Low Duration Portfolio	63. ProFund VP Small-Cap Growth*
23. PIMCO VIT Real Return Portfolio	64. ProFund VP Small-Cap Value*
24. PIMCO VIT Total Return Portfolio	65. ProFund VP Technology*
25. ProFund VP Asia 30*	66. ProFund VP Telecommunications*
26. ProFund VP Banks*	67. ProFund VP UltraBull*
27. ProFund VP Basic Materials*	68. ProFund VP UltraMid-Cap*
28. ProFund VP Bear*	69. ProFund VP UltraNASDAQ-100*
29. ProFund VP Biotechnology*	70. ProFund VP UltraShort Dow 30*
30. ProFund VP Bull*	71. ProFund VP UltraShort NASDAQ-100*
31. ProFund VP Consumer Goods*	72. ProFund VP UltraSmall-Cap*
32. ProFund VP Consumer Services*	73. ProFund VP U.S. Government Plus*
33. ProFund VP Dow 30*	74. ProFund VP Utilities*
34. ProFund VP Emerging Markets*	75. UIF Emerging Markets Debt Portfolio[8]
35. ProFund VP Europe 30*	76. UIF Emerging Markets Equity Portfolio[9]
36. ProFund VP Falling U.S. Dollar*	77. UIF Mid Cap Growth Portfolio[10]
37. ProFund VP Financials*	78. UIF U.S. Real Estate Portfolio[11]
38. ProFund VP Health Care*	79. Van Eck VIP Global Hard Assets Fund[12]
39. ProFund VP Industrials*	80. Van Kampen LIT Growth and Income Portfolio
40. ProFund VP International*	81. Van Kampen’s UIF U.S. Mid Cap Value Portfolio
41. ProFund VP Internet*

*These investment portfolios are open for frequent transfers.

1Formerly Chariot Absolute Return Currency Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio

4Formerly AIM V.I. Basic Value Fund

5Formerly AIM V.I. International Growth Fund

6Formerly AIM V.I. Mid Cap Core Equity Fund

7Formerly AIM V.I. Global Real Estate Fund

8Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

9Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

10Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

11Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

12Formerly Van Eck Worldwide Hard Assets Fund

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the mutual fund portfolios.

PAGE

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

DEFINITIONS

SUMMARY

Features of Vector II Variable Annuity

Your “Free Look” Right

Your Accumulation value

Flexible Premium Payments

Optional Benefits

Investment Choices

Transfers

Surrenders

Waiver of Surrender Charges for Nursing Home Confinement Rider

Risk of Increase in Fees and Charges

Effects of Market Timing

FEE TABLE

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

EXPENSE EXAMPLES

Financial Information

Charges and Fees

Surrender Charge

Mortality and Expense Risk Charge

Administration Fee

Annual Maintenance Fee

Premium Taxes

Optional Rider Charges

Additional Information About THE Vector II Variable annuity

Suitability of the Contracts

Death benefit

Other Products

Inquiries And Correspondence

Administrative Procedures

State Variations

SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its Investment divisions

The Funds

Investment Policies Of The Funds’ Portfolios

Availability of the Portfolios

Investment Allocations in the Funds

Amounts In Our Separate Account

We Own The Assets Of Our Separate Account

Our Right To Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

optional riders

Five for Life Plus Rider

Extra Credit Rider

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

Shortened CDSC (Contingent Deferred Sales Charge) Rider

Estate Planning Rider

Mutually Exclusive Riders

Your Accumulation value

Transaction Cut-Off Times

Transfers of Accumulation Value

Transfer Limitations

Surrenders

Dollar Cost Averaging

Portfolio Rebalancing

Systematic Withdrawals

Free Surrender Amount

Waiver of Surrender Charges for Nursing Home Confinement Rider

Death benefit

Payment of Death benefits and Lump Sum Payments

CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

Mortality and Expense Risk Charge

Administration Fee

Annual Maintenance Fee

optional Rider Charges

Five for Life Plus Rider

Extra Credit Rider

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

Shortened CDSC (Contingent Deferred Sales Charge) Rider

Estate Planning Rider

Transfer Charge

Charges In The Funds

INVESTMENT ADVISORY FEES

Premium Taxes

Other Taxes

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Owner Control

Required Distributions at Death (Non-Qualified Contracts)

Surrenders – Non-Qualified Contracts

Multiple Contracts

Withholding

Annuity Payments

Medicare Tax

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate Tax

Generation- Skipping Transfer Tax

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

Foreign Tax Credits

Separate Account Charges

Annuity Purchases by Residents of Puerto Rico

MATURITY DATE

Electing An Annuity Option

Fixed Payment Options

Variable Payment Options

Payment Options

Transfers after Annuitization for Variable Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Our General Account

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants In Other Companies

Our Reports to Owners

Dividends

Performance

Change of Address Notification

Modification To Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds From This Contract

Distribution of the Contracts

Regulation

Discount for Employees of Sammons Enterprises, Inc.

LEGAL PROCEEDINGS

Legal Matters

Financial Statements

Statement of Additional Information

CONDENSED FINANCIAL INFORMATION

Appendix I

Appendix II

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus. These terms are generally in bold type throughout this document.

Accumulation Unit means the units credited to each investment division in the Separate account before the maturity date.

Accumulation Value means the sum of the amounts You have in the investment divisions of Our Separate account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee).  This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies.  After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option on the maturity date.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options.  An election to annuitize Your contract may be irrevocable.  If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity (e.g., full or partial surrenders) provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract’s death benefit will be paid in the event of the death of the annuitant or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading (generally

3:00 p.m. Central Time).

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means each month that begins on the same date as the day of the issue date. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month.  For example, assume a contract is issued on January 29th.  Subsequent contract months will begin on the first day of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce.  The death benefit will be paid when We receive due proof of the death of the annuitant or an owner and an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Sammons Plaza, Sioux Falls, SD 57193.  Please use Our Principal Office address and telephone number for all correspondence, transaction requests, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate account on the issue date or as later changed by Us.

GMIB Accumulated Value is the amount that can be annuitized, after a 10-year waiting period, if the GMIB Plus rider is elected.  The GMIB accumulated value will have the GMIB income factors applied to determine the GMIB income payment.

GMIB Income Factor means the factor used in determining the GMIB income payment under the GMIB Plus rider.  The GMIB income factor equals the base contract’s income payment factors used in the contract form under “Settlement Options” with an 8-year age set-back.  An age set-back means the GMIB income payments will be lower than if there were no age set-back. For example, if You are age 65 when You annuitize Your contract, We will use the income payment factors shown in Your contract for age 57 (age 65 minus 8 years).

GMIB Roll-Up Benefit means the initial GMIB accumulated value at the time the GMIB Plus rider is issued compounded at a rate of 5% annually until age 80.

Good Order means all of the information necessary to process a transaction.  For more detailed information see Good Order under “Administrative Procedures” on page 23.

Gross Premium means Your premium payment(s) before any partial surrenders and any surrender charges.

Guaranteed Payment Amount (GPA) means the amount that is guaranteed to be available each contract year for withdrawal until the GPA is depleted while the Five for Life Plus rider is in effect.  If the Five for Life Plus rider is elected at contract issue, the GPA equals the initial GPB times 7%.  If the contract has already been issued, this amount equals the current accumulation value of the contract times 7%. The GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA.

Guaranteed Payment Balance (GPB) means the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the Five for Life Plus Rider. The GPB cannot be withdrawn in a lump sum.  If the Five for Life Plus Rider is elected at contract issue, the GPB equals the initial premium payment including premium bonus, if any.  If the contract has already been issued, this amount equals the current accumulation value of the contract.  The GPB is increased equally by any subsequent premium payments and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account, which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months, and contract years are determined.

Lifetime Payment Amount (LPA) means the amount that is guaranteed to be available each contract year for withdrawal during the life of the covered person (oldest owner) while the Five for Life Plus Rider is in effect. The initial LPA equals 5% times the GPB as determined on the later of the contract issue date or the contract anniversary following the day the covered person under this Rider has reached age 65.  The GPB on the contract anniversary after the covered person has reached age 65 will be the initial GPB at rider election less any adjustments for partial surrenders and premiums. The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

Maturity Date means the date, specified in Your contract on which income payments will begin.  The earliest possible maturity date is the 7th contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.  Owner is referred to as "You" in the contract and in this prospectus.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the annuitant will be the payee.  If the owner or an annuitant dies prior to the maturity date, then the beneficiary is the payee.

Principal Office means where You must contact Us to pay premiums or take other action, such as transfers between investment divisions.  The address is:

Midland National Life Insurance Company

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone:  (877) 586-0240 (toll free)

Fax:  (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate account C which receives and invests Your premiums under the contract.

Surrender Value means the Separate account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax, administration fees, and annual maintenance fee.

Valuation Period means the time period used in measuring the investment experience of each investment division within the Separate Account.  This period will vary based on the type of transaction request and the investment divisions involved in the transaction.  For more detailed information see “Transaction Cut-Off Times” on page 56.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed and dated by the owner and received by Us at the address shown on the Specification Page of Your contract.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the contract.  We refer to the person who is covered by the contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract.  The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your contract and the Statement of Additional Information for more detailed information.  Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

Features of Vector II Variable Annuity

The Vector II Variable Annuity contract provides You with a basic contract to which You can add optional riders.  If You choose to add any of these riders, a corresponding charge will be deducted from your accumulation value.  The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis.  The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contracts” on page 21 for more detailed information.

Replacing an existing annuity with the contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender, and the new contract may have new charges.

Certain portfolios permit frequent transfers. Otherwise, however, this contract is designed for individuals seeking a long-term, tax-deferred accumulation of assets, and is generally for retirement or other long-term purposes.  You should not buy this contract if You are looking for a short-term investment and/or cannot risk getting back less money than You put into the contract.

Your “Free Look” Right

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less credits added by Us (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations (see “Free Look” on page 36 for more details).

Your Accumulation value

Your accumulation value depends on:

•        the amount and frequency of premium payments,

•        the selected portfolio’s investment experience,

•        partial surrenders, and

•        charges and deductions.

You bear the investment risk under the contract.  There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account.  (See “Your Accumulation value” on page 55).

Flexible Premium Payments

You may pay premiums whenever You want and in whatever amount You want, within certain limits.  We generally require an initial minimum premium of at least $10,000.  However, if You purchase a qualified contract, We may accept an initial premium of only $2,000.  Additional premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts).  In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts).

We may refuse to accept certain forms of premium payments, if applicable, or restrict the amount of certain forms of premium payments.  For example, Traveler’s Checks over a certain dollar amount or multiple lower denomination Money Orders may not be accepted.  In addition, We may require information as to why a particular form of payment was used (for example, third party checks) and the source of the funds of such payment in order to determine whether or not We will accept it.  Use of an unacceptable form of payment may result in Us returning Your premium payment and not issuing the contract.

Optional Benefits

The contract offers a number of optional benefits or riders.  Each of these riders offers a specific benefit that may help You achieve Your long-term financial goals.  There is generally a charge for each rider.  These riders offer You an opportunity to tailor the Vector II variable annuity to meet Your specific needs.    Since some optional riders cannot be terminated once elected, You should select Your options carefully.  The optional riders available under this contract are:

• Five for Life Plus Rider
Extra Credit Rider
GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider
GMDB Plus (Guaranteed Minimum Death Benefit) Rider
Shortened CDSC (Contingent Deferred Sales Charge) Rider
Estate Planning Rider

For detailed explanations of these riders, see “optional riders” on page 37. For more information on the charges for each rider, see FEE TABLE” on page 17.

You cannot elect any combination of options that would result in extra charges of more than 2.00% per year.  In addition, some of these riders cannot be elected in combination with other riders.  See “Mutually Exclusive Riders” on page 55.

Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account. However, You may not have Your accumulation value allocated to more than 50 investment divisions at any one time, including the Fixed Account.  For a full description of the portfolios, see the funds’ prospectuses, which accompany this prospectus.  (See “The Funds” on  page 25). Your choices may be restricted if You elect the GMIB Plus rider or the GMDB Plus rider, and benefits under these riders may be severely limited if You choose certain investment divisions.

Each portfolio pays a different investment management or advisory fee and has different operating expenses.  The portfolios may also impose redemption fees, which We would deduct from Your accumulation value.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.  See “Investment Policies Of The Funds’ Portfolios” on page 26.

Transfers

You may transfer Your accumulation value among the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners).  After annuitization, You may make two transfers each year among the separate account investment divisions.

We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.

See the “DEFINITIONS” section on page 8 for the definition of “Business Day” and “Valuation Period”.

For more information on restrictions, procedures, and deadlines for transfers, see “Transaction Cut-Off Times” on page 56 and “Transfers of Accumulation Value” on page 56.  For restrictions on transfers due to market timing, see “Transfer Limitations” on page 57.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  You may also elect a systematic withdrawal option (See “Systematic Withdrawals” on page 62).  (Your retirement plan may restrict surrenders.)  You may withdraw up to 10% of Your accumulation value as of Your previous anniversary each contract year without incurring a surrender charge (the “Free Surrender Amount”).  Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  (See “Free Surrender Amount” on page 63).

We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender.  We may also deduct an annual maintenance fee on a full surrender.  The amount You request plus any surrender charge will be deducted from Your accumulation value.  You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.  A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  (See “Surrender Charges on Surrenders” on page 65, “FEDERAL TAX STATUS” on page 70, and “Electing An Annuity Option” on page 78.)  Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law. For certain surrenders a signature guarantee may be required.  See “Administrative Procedures” on page 23.

Withdrawals will reduce Your accumulation value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the contract.

Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued with annuitant’s age 75 or less at no additional charge.  After the first contract year, We guarantee that We will increase the annual free surrender amount available under this contract from 10% of the accumulation value to 20% of the accumulation value if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary.  See “Waiver of Surrender Charges for Nursing Home Confinement Rider” on page 63 for more details.

Risk of Increase in Fees and Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.

Effects of Market Timing

Frequent, large, programmed, or short-term transfers among the investment divisions (“Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Generally, individuals or organizations that use market-timing strategies and make frequent transfers should use the investment divisions designed for market-timing strategies.  Investment portfolios in the fund listing with asterisks after them are designed for market-timing strategies and, therefore, are open for frequent transfers and therefore may be more susceptible to the risks and harmful effects of market timing.

Investors in the frequent trading portfolios will bear the increased expenses and other negative effects of frequent trading, and therefore these portfolios might not be appropriate for long-term investors.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Charge
Sales Load Imposed on Purchase	None
Maximum Surrender Charge (as a percentage of premiums withdrawn) Transfer Fee	7.00% None

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

	Guaranteed Maximum	Current Charge
Annual Maintenance Fee[1]	$60	$30
Separate Account Annual Expenses (as a percentage of average accumulation value)
Mortality and Expense Risk Charge[2]
Accumulation value at the beginning of each contract month is less than $25,000	1.45%	1.45%
Accumulation value at the beginning of each contract month is equal to or greater than $25,000 and less than $100,000	1.30%	1.30%
Accumulation value at the beginning of each contract month is greater than or equal to $100,000	1.20%	1.20%
Administration Fee[3]	0.70%	0.45%

Maximum Separate account Expense for Base Contract Only	2.15%	1.90%

Maximum Annual Charge for Optional Riders[4]	2.00%	2.00%
Total Separate Account Expenses with the Highest Possible Mortality & Expense Risk Charge and Combination of Optional Rider Charges[4]	4.15%	3.90%

Optional Rider Charges[4]
Extra Credit Rider[5]
3% Bonus Option	0.50%	0.50%
4% Bonus Option	0.65%	0.65%
5% Bonus Option	0.80%	0.80%
Five for Life Plus Rider[6,7,8]	0.75%	0.75%
GMIB PLUS Rider[7]	1.00%	0.55%

GMDB Plus Rider[9]
3% Roll-Up Option	0.45%	0.20%
6% Roll-Up Option	0.80%	0.45%
Annual Step Up Option	0.50%	0.25%
Annual Step Up with 3% Roll-Up Option	0.55%	0.30%
Annual Step Up with 6% Roll-Up Option	0.85%	0.55%
Shortened CDSC Rider[5]
4-Year Option	0.80%	0.60%
3-Year Option	0.90%	0.65%
0-Year Option	1.00%	0.70%
Estate Planning Rider[7]	0.75%	0.30%

1The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge.  We reserve the right to change this fee, however, it will not exceed $60 per contract year.  However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract. The annual maintenance fee is reflected in the examples below by a method intended to show the “average” impact of the annual maintenance fee on an investment in the Separate Account.  Based on a $16,070 average accumulation value as of 12/31/09, the current annual maintenance fee is 0.19% and the maximum fee is 0.37%. The annual maintenance fee is deducted only when the accumulation value is less than $50,000.

2The mortality and expense risk charge will be determined at the beginning of the contract month for each  contract month.  Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value at the beginning of the contract month.

3The administration charge may vary by investment division and guaranteed maximum charges ranges from 0.45% to 0.70%. Currently the fee is 0.45% for all investment divisions. If Your contract is issued with this fee, it is guaranteed for the life of the contract.  See “Administration Fee” on page 68

4You may select Optional Riders.  You may not select a combination of riders that will result in total rider charges that exceed the maximum additional mortality and expense risk charge for optional riders of 2.00%.

5The Extra Credit Rider cannot be elected in combination with the CDSC Rider.

6The guaranteed maximum charge for the Five for Life Plus Rider only applies to the initial purchase of the rider.  It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model.  At the time You elect to “step-up,” We may be charging more or less for this rider.   See “Five for Life Plus Rider ” on page 38 for more detailed information.

7The Five for Life Plus Rider cannot be elected in combination with the GMIB Plus rider or the Estate Planning rider.

8For Five for Life Plus riders issued between 5/1/06 and 1/31/07, the fee is 0.65%.

9For GMDB Plus riders issued before 1/31/07, the current charges are 0.05% lower than shown in the table.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the currently available portfolio companies for the year ended December 31, 2009 (before any fee waiver or expense reimbursement).  Expenses may be higher or lower in the future.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses	Lowest	Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	0.69%	3.01%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s).  We have not independently verified such information.  The expenses are those incurred as of the fiscal year ending December 31, 2009.  Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of the contracts, see “Distribution of the Contracts” on page 85.

EXPENSE EXAMPLES

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, annual maintenance fees, Separate account annual expenses, and portfolio  company operating expenses (for the year ended December 31, 2009).

Both examples assume that You invest $10,000 in the contract for the time periods indicated.

The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Base contract and highest possible combination of riders are elected; guaranteed maximum charges and highest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,374	$2,716	$3,896	$6,645

(2) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$744	$2,176	$3,536	$6,645

Example 2: Base contract with no optional riders elected; current charge levels and lowest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$911	$1,400	$1,826	$3,101

(2) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$281	$860	$1,466	$3,101

The examples do not reflect transfer fees, or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA  50266.   See “CONDENSED FINANCIAL INFORMATION” on page 89.

Charges and Fees

Surrender Charge

Sales expenses are not deducted from premium payments.  However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to affect an annuity and systematic withdrawals. The amount of any surrender charge depends on the number of contract years between the premium payment and the withdrawal (See “Surrender Charges on Surrenders” on page 65.)

For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values.  The charge is a percentage of the premium withdrawn and is as follows:

Length of Time From Premium Payment (Number of Years)	Surrender Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

No Surrender charge will be assessed upon:

(a)          payment of death benefits;

(b)         exercise of the free look right;

(c)          surrender of the free surrender amount; and

(d)         amounts withdrawn to pay the surrender charge on a partial surrender.

Under Midland National’s current practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges.  We reserve the right to change this practice in the future.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.  For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a full surrender, the second year surrender charge percentage of 7% would be charged on the $10,000 net premium amount (less the free surrender amount) and not the $8,000 accumulation value amount.

Surrenders may have tax consequences.  (See “FEDERAL TAX STATUS” on page 70.)

Mortality and Expense Risk Charge

We deduct a per annum charge that ranges from 1.20% to 1.45% against all accumulation values held in the Separate account for assuming the mortality and expense risk and other risks and expenses under the contract, including certain payments to third parties for distribution or investment advisory services.  (See “Mortality and Expense Risk Charge” on page 67.)

Administration Fee

We currently deduct a fee of 0.45% per annum against the accumulation value to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses under the contract including certain payments to third parties for distribution or investment advisory services.  If Your contract is issued with this 0.45% fee, this fee is guaranteed for the life of Your contract and will not increase. (See “Administration Fee” on page 68.)

Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract.  We reserve the right to increase this charge, however, it will not exceed $60 per contract year.  However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract. We waive the annual maintenance fee for contracts with accumulation values of $50,000 or more on the contract anniversary.  (See “Annual Maintenance Fee” on page 65.)

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization.  (See “Premium Taxes” on page 70).

Optional Rider Charges

We deduct an additional fee if You select any of the optional riders available under this contract.  See “FEE TABLE” on page 17.

Additional Information About THE Vector II Variable annuity

Suitability of the Contracts

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment.  In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans.  The tax-deferred feature of the contracts is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.  Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.

Death benefit

The Vector II Variable Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce. If the oldest annuitant or owner is less than age 81 when the contract is issued, the death benefit is equal to the greater of (a) the accumulation value, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required or (b) premiums less adjustments for partial surrenders, at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required or (c) if elected, the guaranteed minimum death benefit. Any adjustments for partial surrenders will reduce the death benefit by the same proportion the Accumulation Value was reduced by the partial surrender.

If the oldest annuitant or owner is age 81 or older when the contract is issued, the death benefit equals the accumulation value at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

Other death benefits are offered as options or riders.

Other Products

We may offer other variable annuity contracts through Our Separate account  that also invest in some of the same portfolios.  These contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office  at:

Midland National Life Insurance Company

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone : (877) 586-0240 (toll-free)

Fax : (866) 270-9565 (toll-free)

You currently may send correspondence to Us by facsimile or telephone at the numbers listed above.  Currently, You must also send transaction requests to Us by facsimile, telephone at the address or numbers listed above.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Principal Office and will not receive the price as described under “Transaction Cut-Off Times” on page 56.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information.  We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office.  You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available.  Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

If You have authorized Your registered investment advisor to complete transaction requests on Your behalf according to Your instructions, then they can submit Your transfer requests via the internet.

The procedures We follow for transactions initiated by the Internet may include requirements that web users identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information.  We disclaim any liability for losses resulting from allegedly unauthorized Internet requests that We believe to be genuine.  We may record all Internet Protocol addresses.  There are risks associated with requests made by Internet when the original signed request is not sent to Our Principal Office.  You bear those risks.

Internet correspondence and transaction requests may not always be available.  Computer systems and the Internet can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If Your advisor is experiencing problems, You should instruct Your advisor to mail correspondence and transaction request to Our Principal Office.

Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the accumulation unit value next determined only after You have met all administrative requirements, commonly known as “in good order.”

Good Order means that any required forms are accurately filled out and that We have all the signatures and other information We require. To the extent applicable, this information and documentation generally includes Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•        national and state banks;

•        savings banks and savings and loan associations;

•        securities brokers and dealers;  and

•        credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus.  The most common differences for this product involve the length of the free look period and the calculation of the free look refund, maturity date and annuitization, and under payments or over payments due to misstatement of age and sex.   In addition, the optional riders may not be available in all states.  See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract.  See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its Investment divisions

The “Separate Account” is the Midland National Life Separate account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds.  You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract. (Some restrictions may apply.)

The Funds

Each of the 81 portfolios available under the contract is commonly called a mutual fund.  Each one is a “series” of one of the following open-end diversified investment companies:

1.      Access One Trust,

2.      AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

3.      American Century Variable Portfolios, Inc.,

4.      Credit Suisse Trust,

5.      DireXion Insurance Trust,

6.      Dreyfus Socially Responsible Growth Fund, Inc.,

7.      Dreyfus Variable Investment Funds,

8.      Goldman Sachs Variable Insurance Trust,

9.      Northern Lights Variable Trust,

10.  PIMCO Variable Insurance Trust,

11.  ProFunds VP,

12.  The Universal Institutional Funds, Inc.,

13.    Van Eck VIP Trust., and

14.    Van Kampen Life Investment Trust

Our Separate account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund’s Statements of Additional Information.  You should read the portfolios’ prospectuses carefully before allocating or transferring money to any portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies Of The Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are summarized below:

Portfolio	Objective
Access One Trust
Access VP High Yield Fund*	Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Basic Value Fund (Formerly AIM V.I. Basic Value Fund)	The Fund’s investment objective is long-term growth of capital. The portfolio management team seeks to construct a portfolio of companies that have the potential for capital growth.
Invesco V.I. International Growth Fund (Formerly AIM V.I. International Growth Fund)

The Fund's investment objective is long-term growth of capital.  The Fund invests primarily in a diversified portfolio of international equity securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth.

Invesco V.I. Mid Cap Core Equity Fund (Formerly AIM V.I. Mid Cap Core Equity Fund)

The Fund's objective is long-term growth of capital.  The Fund  invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of  mid capitalization companies.

Invesco V.I. Global Real Estate Fund (Formerly AIM V.I. Global Real Estate Fund)

The Fund's investment objective is total return through growth of capital and current income.  The Fund  invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related issuers.

Alger Portfolios
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Income & Growth Fund	Seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century VP International Fund	Seeks capital growth.
American Century VP Large Company Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Mid Cap Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Ultra® Fund	Seeks long-term capital growth.
Credit Suisse Trust
Credit Suisse Trust – International Equity Flex III Portfolio (Formerly Credit Suisse Trust – International Equity Flex II Portfolio)	Seeks capital appreciation.
Credit Suisse Trust – U.S. Equity Flex I Portfolio (Formerly Credit Suisse Trust – U.S. Equity Flex II Portfolio)	Seeks capital growth.

DireXion Insurance Trust
DireXion Dynamic HY Bond Fund

Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	Seeks to provide capital growth, with current income as a secondary goal.
Dreyfus Variable Investment Funds
Dreyfus VIF Appreciation Portfolio	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus VIF International Value Portfolio	Seeks long-term capital growth by investing in foreign stocks of value companies.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Northern Lights Variable Trust
Adaptive Allocation Portfolio	Seeks growth and risk-adjusted total return. The Portfolio’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to investors.
Chariot Absolute Return All Opportunities Portfolio (Formerly Chariot Absolute Return Currency Portfolio)	Seeks to achieve consistent positive absolute returns throughout various market cycles.
PIMCO Variable Insurance Trust
PIMCO VIT All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ProFund VP
ProFund VP Asia 30*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
ProFund VP Banks*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.
ProFund VP Basic Materials*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.
ProFund VP Bear*	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.
ProFund VP Biotechnology*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.
ProFund VP Bull*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.
ProFund VP Consumer Goods*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.
ProFund VP Consumer Services*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.
ProFund VP Dow 30*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).
ProFund VP Emerging Markets*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.
ProFund VP Europe 30*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
ProFund VP Falling U.S. Dollar*	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the US Dollar Index® (USDX).
ProFund VP Financials*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
ProFund VP Health Care*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.
ProFund VP Industrials*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.
ProFund VP International*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.
ProFund VP Internet*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.
ProFund VP Japan*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
ProFund VP Large-Cap Growth*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.
ProFund VP Large-Cap Value*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.
ProFund VP Mid-Cap*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index®.
ProFund VP Mid-Cap Growth*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.
ProFund VP Mid-Cap Value*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P Midcap 400/Citigroup Value Index.
ProFund VP Money Market1,*	Seeks a high level of current income consistent with liquidity and preservation of capital.
ProFund VP Oil & Gas*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
ProFund VP NASDAQ-100*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index®.
ProFund VP Pharmaceuticals*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
ProFund VP Precious Metals*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
ProFund VP Real Estate*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.
ProFund VP Rising Rates Opportunity*

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of the ProFund VP Rising Rates Opportunity generally should decrease as interest rates fall and increase as interest rates rise.

ProFund VP Semiconductor*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.
ProFund VP Short Dow 30*	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).
ProFund VP Short Emerging Markets*	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.
ProFund VP Short International*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP Short Mid-Cap*	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.
ProFund VP Short NASDAQ-100*	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
ProFund VP Short Small-Cap*	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.
ProFund VP Small-Cap*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.
ProFund VP Small-Cap Growth*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.
ProFund VP Small-Cap Value*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.
ProFund VP Technology*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.
ProFund VP Telecommunications*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index.
ProFund VP UltraBull*	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.
ProFund VP UltraMid-Cap*	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.
ProFund VP UltraSmall-Cap*	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.
ProFund VP UltraNASDAQ-100*	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.
ProFund VP UltraShort Dow 30*	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).
ProFund VP UltraShort NASDAQ-100*	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
ProFund VP U.S. Government Plus*

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of the ProFund VP U.S. Government Plus generally should decrease as interest rates rise.

ProFund VP Utilities*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.
Rydex Variable Trust[2]
Rydex VT Dow 2x Strategy Fund*[2]	Seeks to provide investment results that correspond to 200% of the daily performance of the Dow Jones Industrial AverageSM.
Rydex VT Inverse Dow 2x Strategy Fund*[2]	Seeks to provide investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial AverageSM.
Rydex VT NASDAQ-100® 2x Strategy Fund*[2]	Seeks to provide investment results that correspond to 200% of the daily performance of the Nasdaq 100 Index®.
Rydex VT S&P 500 2x Strategy Fund*[2]	Seeks to provide investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Rydex VT U.S. Government Money Market Fund*1,2	Seeks to provide security of principal, high current income and liquidity by investing in securities issued by the U.S. government, its agencies or instrumentalities.
The Universal Institutional Funds, Inc.
UIF Emerging Markets Debt Portfolio (Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio)	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
UIF Emerging Markets Equity Portfolio (Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio)	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
UIF Mid Cap Growth Portfolio (Formerly Van Kampen’s UIF Mid Cap Growth Portfolio)	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.
UIF U.S. Mid Cap Value Portfolio (Formerly Van Kampen’s UIF U.S. Mid Cap Value Portfolio)	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
UIF U.S. Real Estate Portfolio (Formerly Van Kampen’s UIF U.S. Real Estate Portfolio)

Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund (Formerly Van Eck Worldwide Hard Assets Fund)

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets consist of precious metals, natural resources, real estate and commodities.

Van Kampen Life Investment Trust
Van Kampen LIT Growth and Income Portfolio

Seek long-term growth of capital and income.  The portfolio’s investment adviser seeks to achieve the portfolio’s investments objective by investing primarily in income-producing equity securities, including common stocks and convertible securities (although investments are also made in non-convertible preferred stocks and debt securities).

*These investment portfolios are open for frequent transfers.

**Formerly Alger American Small Capitalization Portfolio.  This Investment Division was closed to new investors as of June 15, 2007.  If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio.

1During periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.

2 These investment divisions were closed to new investors as of December 1, 2007.  If You have money invested in these Investment Divisions as of the close of business on November 30, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of these Investment Divisions after this date, You will not be able to reinvest in the portfolio.

Invesco Advisers, Inc. manages the AIM Variable Insurance Funds. Fred Alger Management, Inc. manages the Alger Portfolios. American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc.  Credit Suisse Asset Management, LLC manages the Credit Suisse Trust.  Critical Math Advisors LLC manages the Adaptive Allocation Portfolio of the Northern Lights Variable Trust. Chariot Advisors LLC the Chariot Absolute Return Currency Portfolio of the Northern Lights Variable Trust. The Dreyfus Corporation manages the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. Fayez Sarofim & Co. serves as the sub-investment advisor to the Dreyfus VIF Appreciation Portfolio. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. Morgan Stanley Investment Management, Inc., which does business in certain instances as Van Kampen, manages The Universal Institutional Funds, Inc. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust.  ProFund Advisors LLC manages the Access One Trust and the ProFund VP.  Rafferty Asset Management, LLC manages The DireXion Insurance Trust. Security Global Investors manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck VIP Trust.  Van Kampen Asset Management manages the Van Kampen Life Investment Trust.

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm.  Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments.  Other funds (or available classes) may have lower fees and better overall investment performance. We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds.  We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund’s prospectus, statement of additional informational information and annual and semi/annual reports.  Other sources such as the fund’s Website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations related to a fund or portfolio.  You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account.  New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.  If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio.  We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Investment Allocations in the Funds

You may choose to use the services of a registered investment advisor to provide You with advice for allocating the assets in Your contract into the funds.  If You do so, Your relationship with Your registered investment advisor will be governed solely by the terms of Your agreement with such advisor.  Remember that any allocation decisions and instructions of Your registered investment advisor are the sole responsibility of You and Your advisor, and are not Our responsibility.  Midland National Life does not provide investment advice, and we are not affiliated with, and we do not recommend or endorse, any such investment advisors.  You bear the entire risk for the allocation of Your premiums and accumulation value among the funds whether or not You use the service of an advisor.  We are not responsible for any investment or other advice or services that You may receive.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division.  Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division’s accumulation unit value at the end of each valuation period, if it is a business day.  If it is not a business day, We will use the unit value on the next business day.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values.  We determine accumulation unit values for the investment divisions at the end of each valuation period.  The accumulation unit value for each investment division is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charges (which includes the mortality and expense risk charge and the administration fee and optional rider fees) We deduct from Our Separate Account, some of which are based on Your accumulation value at the beginning of each contract month.  The daily asset charge is currently at an effective annual rate of up to 1.90% (for the basic contract only).  The charge shown on Your base contract at issue is guaranteed for the life of Your contract. If You elect a rider combination with the maximum allowable mortality and expense risk charge for optional riders of 2.00%, the current daily asset charge is up to 3.90%.  The charge shown on Your base contract and rider contract at issue is guaranteed for the life of Your contract. Additional information on the accumulation unit values is contained in the SAI.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate account and use them to support Your contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  The assets in the Separate account are equal to the reserves and other liabilities of the Separate account may not be charged with liabilities arising out of Our other business.  The obligations under the contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate account are credited to or charged against the Separate account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment division of the Separate account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of contract owners (unless approval is required by law).  We have the right to:

•        add investment divisions to, or remove investment divisions from Our Separate Account;

•        combine two or more investment divisions within Our Separate Account;

•        withdraw assets relating to Our variable annuities from one investment division and put them into another;

•        eliminate a portfolio’s shares and substitute shares of another portfolio of the funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;

•        end the registration of Our Separate account  under the Investment Company Act of 1940;

•        operate Our Separate account  under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•        operate Our Separate account  or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified.  We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the ProFund VP Money Market investment division.

You may want to transfer the amount in that investment division as a result of changes We have made.  If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, then You may do so, without charge, by writing to Our Principal Office.  At the same time, You may also change how Your net premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

The maximum issue age for the base contract is 85.  However, We will issue the base contract with the Shortened CDSC Rider for issue ages 86 to 90. The minimum issue age for the base contract and riders is 0.

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000 for non-qualified contract, or $2,000 for a qualified contract.  This sale must take place through a representative who is licensed and registered to sell the contract.  Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations.  Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal Office.  If Your application is complete and in good order (See “Administrative Procedures” on page 23), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded. While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions when We receive it or accept Your application (whichever is later) at Our Principal Office.  See “Transaction Cut-Off Times” on page 56 for more information on calculating the next available accumulation unit value based on the type of investment division selected in Your application.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You.  Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among the investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Principal Office.

Free Look

You generally have a 30-day Free Look period after You receive Your contract.  You may review it and decide whether to keep or cancel it.  If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office.  If You cancel Your contract, then We will return:

1.      the accumulation value less any premium bonus credit, or

2.      if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements.  The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate account  chosen by You in the contract application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under the Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange.

Allocation of Premium Payments

You will specify Your desired premium allocation on the contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  If an investment division is not available or requested in error, We will make inquiry about a replacement investment division.  If We are unable to reach You or Your registered representative, We will consider the application incomplete.   We may retain Your premium payment for up to 5 business days while attempting to complete the application.  If the application cannot be completed within this time frame, We will inform You of the reason(s) for the delay.  We will also return the premium payment immediately unless You consent to allow Us to hold the premium payment until the application is completed, in any case no longer than 19 total days.  If You choose to have us hold the premium payment, it will be held in a non-interest bearing account.

Once the completed application is received and in good order, We will allocate the payment to the investment divisions specified by You. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100.  The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment divisions in which You can have funds invested. Currently, You may allocate to a maximum of 50 investment divisions.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make.  These changes will effect transactions as of the date We receive Your request at Our Principal Office.  Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions.  While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 60).

optional riders

There are several optional riders available under this contract for an additional charge.  With some restrictions noted in the descriptions below, You may elect a combination of these riders as long as the additional asset charge for the combination of riders does not exceed 2.00% (so the total asset charge cannot exceed 3.90% currently). In addition, if You elect the Five for Life Plus Rider, the mortality and expense risk charge could change if You elect to “step-up” Your GPB.  This “step-up” may cause the total current rider charges to exceed 2.00%.

Some of the optional riders cannot be terminated once elected.  Therefore, You should review and select optional riders carefully.  Any amounts paid that are in excess of your accumulation value under the optional benefits are subject to Our financial strength and claims-paying ability.

Five for Life Plus Rider

If You elect the Five for Life Plus Rider, We guarantee that each contract year You may take withdrawals up to an amount equal to the GPA until Your GPB is depleted, even if Your accumulation value reduces to zero. This rider also provides for an alternate guarantee during the life of the covered person (oldest owner) specified under this Rider.  This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA, even if Your accumulation value and GPB reduce to zero.  The LPA is only available after the covered person has reached age 65. Both the GPA and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA or LPA. Appreciation of your accumulation value due to positive investment performance will not cause an increase in your GPA or LPA.

You should consider the Five for Life Plus Rider if you are interested in predictable withdrawals that will guarantee the return of your principal or withdrawals for a lifetime while participating in the market.

You might not want the Five for Life Plus Rider if:

  You plan on taking withdrawals in excess of the GPA or LPA because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this Rider.
  You are interested in long-term accumulation rather than receiving payments; or

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero and the death benefit must not have been paid.

The Company may discontinue offering the Five for Life Plus Rider at any time.

Things to Consider Regarding the Five for Life Plus Rider:

  You will begin paying an extra daily mortality and risk expense charge as of the date You elect the rider, even if You do not begin taking withdrawals for many years, or ever.  The charge shown on Your contract when the rider is elected is guaranteed for life, unless You elect to “step-up”.  We will not refund the charges You have paid under the rider even if You never choose to take withdrawals and/or if You never receive any payments under the rider.
  We have designed this rider for You to take withdrawals each contract year that are less than or equal to the GPA or LPA.
  You should carefully consider when to begin making withdrawals.  There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
  Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the GPA or LPA, the rider may not be appropriate for You if You do not foresee a need for such withdrawals and Your primary objective is to take maximum advantage of the tax deferral aspect of the contract.
  This rider may in the future be subject to restrictions on investment in certain investment divisions and certain allocation requirements.  There are currently no investment division restrictions or allocation requirements in place.
  Cumulative withdrawals in any contract year that exceed the GPA may reduce the GPA and the GPB on greater than a dollar-for-dollar basis.  Similarly, cumulative withdrawals in any contract year that exceed the LPA may reduce the LPA on greater than a dollar-for-dollar basis.
  Upon the death of the annuitant or an owner, this rider terminates and there are no more additional guaranteed withdrawals, unless the spousal continuation option is elected.  Spousal continuation allows a surviving spouse, if named the owner’s primary beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse.

Like all withdrawals, withdrawals under this benefit also:

  reduce Your accumulation value;
  reduce Your death benefit and other benefits;
  may be subject to income taxes and federal tax penalties; and
  may be limited or restricted under certain qualified contracts.

The GPA, LPA and GPB can increase by a bonus amount for the first five years after election of the rider.  For each contract year in which no withdrawal is taken during the first five years after the rider is issued, a 2% bonus credit will be added to the GPB and could adjust the GPA and LPA; however, if total withdrawals in any of the first five contract years exceed the GPA, then the bonus credit provision will be terminated and no future bonus credits will be received.

If the Five for Life Plus Rider is elected with the Extra Credit Rider, the GPB will reflect the premium bonus.  See “Extra Credit Rider” on page 45 for more information. If either the total GPA or LPA is not withdrawn in any contract year, this amount will not carry over for withdrawals in future years.

This rider can be elected at issue or on any contract anniversary.

In exchange for this benefit, We will deduct an extra daily mortality and risk expense charge at an annual rate that is 0.75%.  If the rider was elected between 5/1/06 and 1/31/07 the daily mortality and risk expense charge is deducted at an annual rate that is 0.65%.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to “step-up” Your GPB. This charge is assessed against Your Separate account accumulation value.  The charges for this rider are listed in the “FEE TABLE” on page 17.  If You choose not to take withdrawals under the Five for Life Plus Rider, We will not refund the charges collected for this benefit.

The GPA and LPA will be different calculated amounts. When You make a withdrawal, You do not need to specify whether it is a GPA or LPA withdrawal. If the withdrawal taken in a contract year does not exceed the LPA, neither the LPA nor GPA will be recalculated. If the withdrawal taken exceeds the LPA but not the GPA, the LPA could be reduced and the GPA will remain the same value. If the withdrawal taken exceeds both the GPA and LPA, both the GPA and LPA could be reduced.

Anything withdrawn up to the GPA or LPA is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA or LPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA or LPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA or LPA.

In order to maximize Your potential to make withdrawals for the lifetime of the covered person up to the LPA, you should limit your withdrawals to amounts equal to or less than the LPA each contract year.

Step-Up Provisions:

If this rider was elected after 1/31/07 then after every contract anniversary thereafter, You have the option to “step-up” the GPB.* You may “step-up” this rider until the earlier of the covered person’s age 80 or the 30th contract anniversary after this rider is elected.  This allows You to increase the GPB to equal the current accumulation value as of the eligible contract anniversary date.  You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. We will not accept any request to exercise the “step-up” benefit after the 30th calendar day following any eligible contract anniversary.  You may not exercise the option to “step-up” if Your current GPB is higher than Your current accumulation value.  The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider.  It does not apply if You elect to “step-up” the GPB.  At the time You elect to “step-up,” We may be charging more or less for this rider.  Regardless of when You purchased the rider, We will charge You the current charge at the time You notify Us to elect to “step-up” Your GPB.  Before You decide to “step-up,” You should request a current prospectus which will describe the current charge for this benefit.

* If this rider was elected between 5/1/06 to 1/31/07 and after this rider has been inforce for five consecutive years and after every fifth contract anniversary thereafter, You have the option to “step-up” the GPB.

By current Company practice, We will automatically step-up Your GPB to the current accumulation value on each contract anniversary where step-up is available if the rider charge We are currently charging is less than or equal to Your current charge for this rider and Your accumulation value is greater than the GPB after any bonus credits.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, We guarantee that You will receive this Company practice for the life of the rider.

Upon a Step-Up of the GPB, the GPA will equal the greater of:

1.      the current GPA before the Step-Up of the GPB; or

2.      7% multiplied by the GPB immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA will equal the greater of:

1.      the current LPA before the Step-Up of the GPB; or

2.      5% multiplied by the GPB immediately after the Step-Up.

Withdrawal Provisions:

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPB will decrease by the amount of the withdrawals. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount (specified in the Internal Revenue Code), then the GPB will decrease by the amount of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, we guarantee that You will receive this Company practice for the life of the rider. If total withdrawals during a contract year exceed the GPA or, by current Company practice, the minimum required distribution amount, then the GPB will be automatically reset to equal the lesser of:

1.      The contract’s accumulation value after the withdrawal; or

2.      the GPB prior to the withdrawal minus the amount of the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPA does not change as a result of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the GPA or, by current Company practice, the minimum required distribution amount if greater, then the GPA will become the lesser of:

1.      the GPA prior to the withdrawal; or

2.      7% multiplied by the greater of:

a.       the contract accumulation value immediately after the withdrawal; or

b.      the GPB immediately after the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the LPA, then the LPA does not change as a result of the withdrawal. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the LPA does not change as a result of the withdrawal. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the LPA or, by current Company practice, the minimum required distribution amount if greater, then the LPA will become the lesser of:

1.      the LPA prior to the withdrawal; or

2.      5% multiplied by the greater of:

a.       the contract accumulation value immediately after the withdrawal; or

b.      the GPB immediately after the withdrawal.

You cannot carry over any portion of total withdrawals that are less than the GPA or LPA that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the Five for Life Plus Rider.  If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the Five for Life Plus Rider.

If you elect the Five for Life Plus Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the GPA and LPA during a contract year.

Please note that adding the Five for Life Plus Rider will not automatically cancel any existing systematic withdrawals that You have established.  Since withdrawals that are more than the GPA and LPA may significantly reduce or even eliminate your ability to make LPA withdrawals under the rider, You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value.  We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the GPA and LPA).

Premium Payment Provisions:

Each time an additional premium is received, the GPA will equal the greater of:

1.      the current GPA before the premium; or

2.      the lesser of:

1)   7% multiplied by the GPB after the premium; or

2)   the current GPA before the premium plus the premium payment including premium bonus (if any) multiplied by 7%.

Each time an additional premium is received, the LPA will equal the greater of:

1.      the current LPA before the premium; or

2.      the lesser of:

1)   5% multiplied by the GPB after the premium; or

2)   the current LPA before the premium plus the premium payment including extra credit (if any) multiplied by 5%.

Bonus Credit Provisions:

During the first five contract years after election of the Five for Life Plus Rider, at the end of each such contract year in which a withdrawal was not taken, the GPB amount is increased by an amount equal to 2% of the original GPB (unless there were withdrawals in any contract year that exceeded the GPA).

Upon the GPB being increased by a bonus credit, the GPA will equal the greater of:

1.      the current GPA before the bonus credit; or

2.      7%  multiplied by the GPB immediately after the bonus credit.

Upon the GPB being increased by a bonus credit, the LPA will equal the greater of:

1.      the current LPA before the Bonus Credit; or

2.      5% multiplied by the GPB immediately after the bonus credit.

(Note the bonus credit provision in this rider is not the same as the premium bonus credit under the Extra Credit Rider.)  A bonus credit applied under the Five for Life Plus Rider increases Your GPB, but it is not available in cash and has no effect on Your accumulation value.

Spousal Continuance Provision:

If the surviving spouse of an owner is the covered person and the beneficiary and elects to continue the contract upon the death of an owner, the surviving spouse can continue to take the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first, or the surviving spouse can take LPA withdrawals, if available, until they die.

If the surviving spouse is not the covered person, but is the owner’s beneficiary, and elects to continue the contract upon the death of an owner, the spouse’s beneficiary can continue to receive the GPA amount until the GPB is depleted or the spouse’s beneficiary dies, whichever occurs first and the LPA will be set to zero provided that the deceased owner was the covered person.  However, by current company practice, the LPA will be available to the surviving spouse but will be recalculated.  The LPA will be equal to 5% of the GPB at the later of:

1.      The contract anniversary following the day We receive notification of death of the covered person; or

2.      The contract anniversary following the day the surviving spouse has reached age 65.

The surviving spouse can take LPA withdrawals until they die.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider.

Settlement Phase:

When Your accumulation value becomes zero and this rider is still in effect, the rider will enter its settlement phase.  The contract will continue but all other rights and benefits under the contract including death benefits will terminate, additional premiums will not be accepted, and the rider cost will not be deducted.

During the rider’s settlement phase, each contract year until the GPB is depleted, settlement payments that total an amount no greater than the GPA will automatically be paid to You.  If the settlement payments exceed the LPA, the LPA may be reset.  If the covered person dies and the GPB is greater than zero at the time We are notified of the death, the LPA will be set equal to zero and any remaining settlement payments not to exceed the GPA will be paid to the beneficiary each contract year until the GPB is depleted.

If during the settlement phase the GPB equals zero and the LPA is greater than zero, You will automatically receive settlement payments each contract year equal to the LPA during the life of the covered person.  Upon death of the covered person, the settlement payments will cease and this rider terminates.

See Appendix I on page 107 for examples of how the Five for Life Plus rider works.

Under this rider, We reserve the right to restrict investment divisions at any time. If an investment division is restricted, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restrictions. There are no current investment division restrictions. We guarantee that if Your contract is issued when there are no investment division restrictions, no investment division restrictions are guaranteed for the life of Your contract.

Under this rider, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require periodic rebalancing of existing investment divisions to the required percentages (collectively, “allocation requirements”). There are no current allocation requirements.  We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.

If You do not elect this rider when You purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider.  The GPB will be equal to the accumulation value as of the eligible contract anniversary date.  Any transactions that have occurred between the eligible contract anniversary date and rider election date could affect the GPB, GPA and LPA.

If Your IRS minimum required distribution amount exceeds Your payment amount under the Five for Life Plus feature, You will be required to withdraw more than the Five for Life Plus payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB. You should consult with and rely on Your own tax advisor before purchasing the Five for Life Plus rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any portion of the GPB from the Five for Life Plus Rider.

It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA or LPA is greater than your accumulation value or (ii) whether payments made after the contract’s accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, We will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year.  The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Five for Life Plus Rider itself. Consult with and rely upon Your own tax advisor prior to purchasing this rider. See “FEDERAL TAX STATUS” on page 70 for a general description of the taxation of withdrawals and annuity payments.

This rider will terminate:

  upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option.  Spousal continuation allows a surviving spouse, if named the owner’s primary beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse (See Spousal Continuation Provision above).
  if You write to Us requesting termination of the rider; or
  if You surrender or annuitize Your contract.

If You are alive on the maturity date, but your accumulation value was not reduced to zero, neither You nor your estate will receive any settlement payments under the rider.

We have designed the Five for Life Plus Rider to protect You from outliving your assets.  If You terminate the rider or You die before Your accumulation value is reduced to zero, neither You nor Your estate will receive any settlement payments, nor will the Five for Life Plus Rider provide any cash value build-up to provide annuity payments.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA that year.  If the rider terminates for any reason other than death or a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date.  If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge.  Once this rider has terminated it cannot be elected again at a later date.

The maximum GPB for this rider is $5,000,000.  The maximum issue ages are 75 for single annuitants or owners and age 80 for joint annuitants or owners.  We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis.  We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

The Five for Life Plus Rider may not be elected in combination with the GMIB Plus or the Estate Planning riders.

Extra Credit Rider

If You select the Extra Credit Rider, You may choose between a 3%, 4% or 5% premium bonus amount at the time You apply for the contract. We will apply a credit of 3%, 4% or 5%, depending on the amount chosen, to each premium payment that You make in the first contract year.  In exchange for this credit, We will charge You an additional fee as shown in the table below.

Selected Premium Bonus Percent	Current Extra credit Charge
3%	0.50%
4%	0.65%
5%	0.80%

This charge is applied against Your Separate account accumulation value each year during the first seven contract years.  Over time, the amount of the fees may exceed the amount of the premium bonus credited.  We expect to profit from the extra charge for this rider.  In general, in order to receive a benefit from this rider, the Separate account must experience a certain level of positive performance over a number of years.  Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Extra Credit Rider becomes and vice versa.

Because the charge associated with the Extra Credit Rider will be assessed against the entire Separate account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Extra Credit Rider and consult their financial adviser regarding its desirability.  Note carefully that the charge will be assessed against the Separate account accumulation value attributable to premium payments made in years one through seven, but no premium bonus will be credited with respect to premium payments made anytime after the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the premium bonus amount.  Generally, in the event of death, withdrawal, annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the premium bonus, if any, that has vested at the time the event occurs.  The amount vested will increase over the seven-year period so that, in contract years 8+, You or Your beneficiary(ies) will be entitled to 100% of the premium bonus amount.  However, by current company practice, upon death of an owner or annuitant in the first seven contract years, the vesting schedule will not be applied and Your beneficiary(ies) will receive the full bonus amount.  This is not guaranteed.   However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. The vesting schedule for the Extra Credit Rider is shown in the table below.

VESTING OF BONUS SCHEDULE
Contract year	Amount Of Extra Credit Vested
1	4/12 of premium bonus amount
2	5/12 of premium bonus amount
3	6/12 of premium bonus amount
4	7/12 of premium bonus amount
5	8/12 of premium bonus amount
6	9/12 of premium bonus amount
7	10/12 of premium bonus amount
8+	12/12 of premium bonus amount

This vesting schedule does not apply and no bonus recapture will be taken from withdrawals made under the free surrender amount provision of Your contract.

Keep in mind, all withdrawals are taken on a first in, first out basis, which means withdrawals will be taken from the first premium received by Us and then the second premium received (if any), and so on until the total withdrawal amount is reached.  Any withdrawals taken from premiums received in the first contract year will only be entitled to that portion of the premium bonus, if any, that has vested at the time the withdrawal is taken.

The Internal Revenue Code generally requires that any interest in a qualified contract be nonforfeitable, and it is unclear whether the optional Extra Credit Rider is consistent with those requirements.  Consult a tax advisor before purchasing this rider as part of a qualified contract.

The Extra Credit Rider may not be elected in combination with the Shortened CDSC Rider.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

If You elect the GMIB Plus Rider, We guarantee that, after the rider has been inforce for at least 10 years, We will pay You a Guaranteed Minimum Income Benefit (GMIB) if You elect to annuitize Your contract, and, on the 15th contract anniversary after the rider has been inforce, Your accumulation value will be increased to equal the guaranteed minimum accumulation benefit (GMAB), if it is higher than Your accumulation value.

You should consider the GMIB Plus Rider if You are interested in guaranteeing your principal with the potential to build Your assets while participating in the market.

You might not want the GMIB Plus Rider if You are interested in receiving payments.  Partial surrenders may reduce GMIB accumulated value by more than the withdrawal amount.

This rider can be elected at the time of issue or on any contract anniversary after issue for an additional charge. The rider must be inforce for a minimum of 10 years before any benefit is available.

The current charge for this rider is 0.55% of accumulation value per year. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

On the 15th contract anniversary after this rider has been inforce (and only on this date), Your contract’s accumulation value will be increased to the GMAB if Your contract’s accumulation value is less than the GMAB on that date.

If the rider is elected at issue, the initial GMAB will equal the initial premium payment.  If this rider is elected along with the Extra Credit Rider at the time of issue, the GMAB will reflect the premium bonus credited to Your contract.  If the GMAB is elected at a later date, the initial GMAB is equal to the current accumulation value as of the date elected.

Things to Consider Regarding the GMIB Plus Rider:

  You will begin paying a rider charge as of the date You elect the rider.  The charge shown on Your contract when the rider is elected is guaranteed for the life of Your contract.
  We have designed this rider to serve as a safety net only in the event that your accumulation value significantly declines due to negative investment performance.  Depending on the performance of Your investment divisions, purchasing this rider may not result in having a higher accumulation value or larger annuity payments.
  Total partial surrenders in any contract year that exceed the 5% reduction level may reduce the GMAB benefit on greater than a dollar-for-dollar basis.
  This rider may in the future be subject to restrictions on investment in certain investment divisions.  There are currently no investment division restrictions in place.
  Once elected, this rider cannot be terminated.  The rider will only terminate upon the death of the annuitant or an Owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner’s spouse, if named the beneficiary, to continue the contract as the new owner); or if You surrender Your contract.

Like all partial surrenders, partial surrenders under this benefit also:

  reduce Your accumulation value;
  reduce Your death benefit and other benefits;
  may be subject to income taxes and federal tax penalties; and
  may be limited or restricted under certain qualified contracts.

The GMAB on the 15th contract anniversary after this rider has been inforce will equal:

1.      Initial GMAB; plus

2.      Subsequent premium payments after rider election, if any; minus

3.      Adjustments for partial surrenders after rider election, if any.

If this rider was elected after 1/31/07, the GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greatest of the accumulation value at rider election or accumulation value as of the contract’s last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract’s last anniversary).    If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMAB benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. We will also reduce the GMAB benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

If You must take IRS minimum required distributions before the rider has been inforce for ten years, Your GMAB amount will be reduced.  Consult with and rely on Your own tax advisor if You are considering purchasing this rider with a qualified contract.

If the rider is elected at issue, the initial GMIB accumulated value will equal the initial premium payment.  If this rider is elected along with the Extra Credit Rider at the time of issue, the GMIB accumulated value will reflect the premium bonus credited to Your contract.  If the GMIB is elected at a later date, the initial GMIB accumulated value is equal to the current accumulation value as of date elected.

If You elect to annuitize Your contract anytime after the 10 year waiting period then, except with respect to certain investment divisions as noted below the GMIB accumulated value will equal the greater of:

1.      the GMIB roll-up benefit; or

2.      the GMIB annual step-up benefit.

GMIB roll-up benefit means the initial GMIB accumulated value at the time this rider is issued compounded at a rate of 5% annually until the contract anniversary after the earlier of the owner’s or annuitant’s 80th birthday.  The GMIB roll-up benefit is increased each time a premium payment is received after the date the rider is issued. If this rider was elected after 1/31/07, the GMIB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greater of the accumulation value at rider election or accumulation value as of the contract’s last anniversary.  (If this rider was elected between 5/1/06 and 1/31/07, the GMIB roll-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract’s last anniversary.)  If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB roll-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time of the partial surrender. We will also reduce the GMIB roll-up benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

The GMIB annual step-up benefit equals the initial GMIB accumulated value at the time this rider is elected.  The GMIB annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner’s or annuitant’s 80th birthday.  The annual step-up benefit on each contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary.  The current annual step-up benefit is the previous anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate.  Any subsequent premium payments will immediately increase the annual step-up benefit.  Any partial surrender will immediately decrease the annual step-up benefit. If this rider was elected after 1/31/07, the GMIB adjustment for partial surrender is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greater of accumulation value on rider election or accumulation value as of the contract’s last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the GMIB annual step-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract’s last anniversary.    If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB step-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken.  The partial surrender decrease on the annual step-up benefit could be more or less than the dollar amount withdrawn.  We will also reduce the GMIB step-up benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

Certain investment divisions within the Separate account will have a 0% rate for determining the GMIB roll-up benefit.  There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if the money was allocated to other investment divisions. The investment divisions with the 0% rate are:

•        Rydex VT U.S. Government Money Market Fund

•        ProFund VP Money Market

We reserve the right to restrict investment divisions at any time when this rider is elected. If an investment division is restricted, and the GMIB Plus Rider has been elected, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction.  Any amounts previously allocated to an investment divisions that is subsequently restricted will be unaffected by such restriction.  There are currently no restricted investment divisions. We guarantee that if Your contract is issued when there are no investment division restrictions, no investment division restrictions are guaranteed for the life of Your contract.

The GMIB accumulated value is only used to determine the GMIB income payment upon annuitization of Your contract under the terms of this rider and is not an accumulation value that can be withdrawn as a full or partial surrender. However, the GMAB is a value that can be withdrawn as a full surrender. After the 10-year waiting period and upon annuitization, the GMIB income payment amount will be the greater of:

•        the income payment available to You under the base contract without the GMIB, or;

•        the GMIB accumulated value multiplied by the GMIB income factor and then dividing by 1,000.

The GMIB income factor equals the base contract’s payout factors used in the contract form under “Settlement Options” with an 8-year age set-back. An age set-back results in lower payments than without an age set-back, and the difference could be substantial.

The income payout options (both fixed and variable) available to You under this rider are:

•        Income for life only (single or joint life with full survivorship); or

•        Income for life with 10 year certain (single life only).

Once elected, this rider cannot be terminated. This rider will only terminate:

•        upon the death of the annuitant or owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner’s spouse, if named the beneficiary, to continue the contract as the new owner; or

•        if You surrender Your contract.

If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated portion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75. The maximum annuitization age for this rider is 85.

You should note that the GMIB Plus Rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance.  Depending on the performance of Your investment divisions, purchase of the GMIB Plus Rider may not result in You receiving larger annuity payments or having a higher accumulation value than if You had not purchased the GMIB Plus Rider.

This rider may not be elected in combination with the Five for Life Plus Rider.

See “Appendix II” on page 110 for examples of how the GMIB Plus Rider works.

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

If You elect the GMDB Plus Rider on Your application, then We will guarantee that when We receive due proof of death, of the annuitant or an owner, We will pay the appropriate beneficiary a minimum death benefit amount based on the option You select at the time of application. The death benefit will be calculated at the time We receive due proof of death. Only one option can be selected.  This rider can only be elected at the time of issue and, once elected, the death benefit option You select cannot be changed after issue.

The minimum death benefit options available under this rider are:

GMDB Plus 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your Beneficiary under the base contract; or

•        the roll-up benefit with a 3% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.20%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your Beneficiary under the base contract; or

•        the roll-up benefit with a 6% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.45%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus Annual Step-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your Beneficiary under the base contract; or

•        the GMDB Plus Annual Step-up Benefit.

There is an additional mortality and expense risk charge for this option, currently 0.25%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus Annual Step-Up With 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your Beneficiary under the base contract; or

•        the GMDB Plus annual step-up benefit; or

•        the roll-up benefit with a 3% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.30%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus Annual Step-Up With 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your Beneficiary under the base contract; or

•        the GMDB Plus annual step-up benefit; or

•        the roll-up benefit with a 6% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.55%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus roll-up benefit means the initial gross premium at the time this rider is elected compounded at the specified roll-up interest rate. The GMDB Plus roll-up benefit is limited to the lesser of an additional 100% of premiums with adjustments for partial surrenders, or until age 85. However, by current Company practice, it is limited to the lesser of 100% of gross premiums or until age 85.  This practice is not guaranteed.  However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that you will receive this company practice for the life of the rider.

The roll-up benefit is increased each time a premium payment is received and is reduced each time a partial surrender is taken.  If this rider was elected after 1/31/07, the roll-up benefit adjustment for partial surrender is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the greater of initial premium or previous contract anniversary accumulation value.  (If this rider was elected between 5/1/06 and 1/31/07, the roll-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of accumulation value at the contract’s last anniversary).  If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above the 6% level will reduce the GMDB Plus roll-up benefit by the same proportion that the partial surrender amount above the 6% level reduced the accumulation value at the time of the partial surrender.

The GMDB Plus annual step-up benefit initially equals the initial premium at the time this rider is elected.  For the purposes of this rider, if You elected the Extra Credit Rider at the time the contract was issued, the amount of the bonus You received will not be included as part of Your initial premium amount.  The GMDB Plus annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner’s or annuitant’s 85th birthday.  The annual step-up benefit on the contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary.  The current annual step-up benefit is the previous contract anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate.  Any subsequent premium payments will immediately increase the annual step-up benefit.  If this rider was elected after 1/31/07, the annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the greater of initial premium or the accumulation value as of the contract’s last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the annual step-up adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of accumulation value at the contract’s last anniversary).    If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above this 6% level will reduce the GMDB Plus step-up benefit by the same proportion that the partial surrender amount above the 6% limit reduced the accumulation value at the time of the partial surrender.

Certain investment divisions within the Separate account will have a 0% rate for determining the GMDB Plus roll-up benefit.  There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMDB Plus roll-up benefit will be less than it would be the money was allocated to other investment divisions.  The investment divisions with a 0% rate under this rider include:

  Rydex VT U.S. Government Money Market Fund
  ProFund VP Money Market

Once elected, You cannot terminate this rider.  This rider will only terminate:

•        Upon the death of the annuitant or an owner.  If the owner’s primary beneficiary continues the contract under spousal continuance, the contract accumulation value if less than the death benefit amount will be increased to the death benefit amount of this rider and this rider will terminate, or

•        if You surrender the contract.

If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated portion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75.

You should note that the GMDB Plus is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, the purchase of this rider may not result in Your beneficiary receiving a larger death benefit than if You had not purchased the GMDB Plus Rider.

Shortened CDSC (Contingent Deferred Sales Charge) Rider

If You elect this rider on Your application, You have three choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect).  You have the option of shortening the regular surrender charge period of seven years to four years, three years or none (no surrender charge).  There is an extra charge for this rider as noted in the “FEE TABLE” on page 17.  The amount of the charge depends on which shorter period You choose, as indicated below.  The charge is a percentage (specified below) of the average daily accumulation value, and the charge remains in effect until the contract is terminated.

You can elect this rider only when You purchase the contract.

This rider cannot be elected in combination with the Extra Credit Rider.

Four-Year Surrender Charge Period:

The schedule for the four-year surrender charge period is as follows:

Length of Time From Premium Payment Number of Years)	With Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)	Without Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)
Less than one	7%	7%
1 – 2	7%	7%
2 – 3	6%	6%
3 – 4	5%	5%
4 – 5	0%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Three-Year Surrender Charge Period:

The schedule for the three-year surrender charge period is as follows:

Length of Time From Premium Payment Number of Years)	With Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)	Without Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)
Less than one	7%	7%
1 – 2	7%	7%
2 – 3	6%	6%
3 – 4	0%	5%
4 – 5	0%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 3, 4, 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Zero Year Surrender Charge Period

The “zero year” surrender charge period means there is no surrender charge, even in the first contract year.  Unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in the 7 years after a premium payment is made, You will get no benefit from this rider.

Estate Planning Rider

If You elect this rider on Your application, then We will provide an extra death benefit of 40% of the gain (if any) in this contract when We receive due proof of death of the annuitant or an owner prior to the maturity date. Gain is calculated by comparing Your net premiums to Your accumulation value at the time We receive due proof of death.  This rider is only available for non-qualified contracts.  This rider is not available on a qualified contract.

This rider may not be elected in combination with the Five for Life Plus Rider.

The maximum extra death benefit is limited to 50% of the net premiums. However, by current company practice, the maximum extra death benefit is limited to 50% of the gross premiums. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that you will receive this company practice for the life of the rider. If You have no gain when the death benefit is calculated, then Your beneficiary will receive no benefit.  For either the oldest owner or annuitant the maximum issue age for this rider is age 75.

We will deduct an additional daily charge against Your Separate account accumulation value (until the maturity date) at the annual rate listed in the Fee Table.  We continue to deduct this charge even during periods when there is no gain in the accumulation value and, therefore, no benefits available.

Mutually Exclusive Riders

As indicated above, some of the riders are mutually exclusive and cannot be selected with certain of the other riders.  The following chart sets out which rider(s) You may not select if You select one of the mutually exclusive riders:

Rider:	Incompatible Riders:
Five for Life Plus Rider	GMIB Plus Rider Estate Planning Rider
Extra Credit Rider	Shortened CDSC Rider
GMIB Plus Rider	Five for Life Plus Rider
GMDB Plus Rider	N/A
Shortened CDSC Rider	Extra Credit Rider
Estate Planning Rider	Five for Life Plus Rider

Your Accumulation value

Your accumulation value is the sum of Your amounts in the various investment divisions of Our Separate Account.  Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, withdrawals, and any charges assessed in connection with the contract.  There is no guaranteed minimum accumulation value.  You bear the investment risk.  An investment division’s performance will cause Your accumulation value to go up or down.  Transaction and surrender charges are made on the effective date of the transaction.  Charges against Our separate account are reflected daily.

Transaction Cut-Off Times

We have established specific cut-off times that will allow Us to process Your financial transaction requests as of the end of each valuation period.  The deadline depends on the type of financial transaction and the method used for submitting the transaction requests.

Financial transactions must be in good order to be considered received.  Good order is described under “Administrative Procedures” on page 23.  Financial transactions include premium payments, death benefits, full or partial surrender requests, and transfers.

Financial transactions in good order, other than transfer requests, that are received at Our Principal Office by 3:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day’s regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time).  Premium payments, death benefits and full or partial surrender requests received at Our Principal Office, after 3:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of  “Business Day” on page 8.

Transfer requests submitted in good order by mail, phone or fax that are received at Our Principal Office by 2:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day’s regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time).  Transfer requests submitted by mail, phone or fax that are received at Our Principal Office after 2:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day.  See definition of “Business day” on page 8.  Appropriate written authorization is required for telephone transfers.

Transfer requests submitted in good order by internet received at Our Principal Office by 2:35 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time).  Transfer requests submitted by internet that are received at Our Principal Office after 2:35 p.m. Central time will receive the accumulation unit value calculated as of the close of the regular trading session of the New York Stock Exchange on the next business day.  See definition of "Business day" on page 8.  Only authorized registered investment advisors can make internet transfers.

Transfers of Accumulation Value

You generally may transfer amounts among the investment divisions prior to maturity date.

You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the “Transfer Limitations” on page 57).

The minimum transfer amount is $200 or 100% of an investment division if less than $200.  The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the transfer minimum.

See the definition of business day and valuation period in the “DEFINITIONS” section on page 8.  See “Transaction Cut-Off Times” above.

After annuitization (the maturity date), You can make only two transfers per contract year.

We reserve the right to terminate, modify, and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners if required by Our business judgment or in accordance with applicable law. These marketing timing policies and procedures do not apply to those portfolios that are open for frequent transfers) indicated by an “*” in the lists on page 2 and on pages 21-25). Therefore these portfolios may be negatively impacted by market timing or other trading activity.

Transfer Limitations

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “market timing procedures”).  Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from American Century VP Income & Growth Fund to Van Kampen UIF Emerging Markets Debt Portfolio, followed by a transfer from Van Kampen UIF Emerging Markets Debt Portfolio back to American Century VP Income & Growth Fund within five business days).

We review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner’s address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reject or reverse a potentially harmful transfer.   If so, We will inform the contract owner and/or Registered Representative.  The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.  You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations.  We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detections methods or limitations to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means or overnight courier service).  We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future. Without limiting the generality of the forgoing, We do not intend to apply these frequent trading detection methods or restrictions to those funds indicated by an “*” in the lists on page 2 and pages 21-25 because these investment divisions are open for frequent transfers.  See the prospectuses for these portfolios for more information.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer.  Some market timers may get through our controls undetected and may cause dilution in unit values for others.  We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception.  We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office.  The surrender value is the Separate account accumulation value less non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee.  In some states a premium tax charge may also be deducted.  (Surrenders may be restricted by a retirement plan under which You are covered.)  Partial surrenders from an investment division must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn.  For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid.  In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.

Completed surrender requests received at Our Principal Office are priced at the next available accumulation unit value. See “Transaction Cut-Off Times” on page 56

We will generally pay the surrender amount from the Separate account within seven days after We receive a properly completed surrender request in good order.  In some cases, ‘good order’ requires a signature guarantee. We may defer payment for more than seven days  only when:

•        trading on the New York Stock Exchange is restricted as defined by the SEC;

•        the New York Stock Exchange is closed (other than customary Weekend and holiday closing);

•        an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment division is not reasonably practicable; or

•        for such other periods as the SEC may by order permit for the protection of owners.

See “When We Pay Proceeds From This Contract” on page 85.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions in the same proportion as Your accumulation value bears to each investment division.  This allocation is subject to minimum amount requirements.

The surrender charge will be determined without reference to the source (the investment division) of the partial surrender.  The charge will be based on the length of time between premium payments and surrenders.  (See “Surrender Charges on Surrenders” on page 65.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding.  Surrenders may be restricted under certain qualified contracts. You should consult Your tax advisor before making a surrender. (See “FEDERAL TAX STATUS” on page 70.)

If Your contract was issued pursuant to a 403(b) plan, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a surrender, loan or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Surrenders may be restored under certain types of qualified contracts.  If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant’s spouse.  This consent must contain the participant’s signature and the notarized or properly witnessed signature of the participant’s spouse.  These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA).  You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender.  (See “FEDERAL TAX STATUS” on page 70.)

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 ½ except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability.  Such proceeds may, however, be used to fund another eligible vehicle.

Dollar Cost Averaging

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division) into one or more of the investment divisions.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time.  Since We transfer the same dollar amount to Investment divisions each month or quarter, more units of an Investment division are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.   Therefore, a lower than average value per unit may be achieved over the long term.  However, We cannot guarantee this.   This plan of investing does not insure a profit or protect against a loss in declining markets, and You should consider Your tolerance for investing through periods of fluctuating price levels.  The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  You must complete the proper request forms and send them to Our Principal Office, and there must be a sufficient amount in the DCA source account.  You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.  Copies of the DCA request form can be obtained by contacting Us at Our Principal Office.  The DCA election will specify:

•        the DCA source account from which transfers will be made,

•        that any money received with the form is to be placed into the DCA source account,

•        the total monthly or quarterly amount to be transferred to the other investment divisions, and

•        how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.  Once You elect DCA, additional net premiums can be allocated into the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month.  If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.  DCA will not begin until the end of the free look period.

DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to modify, suspend, or end the DCA program by sending You one month’s written notice.  We may in the future offer additional investment divisions or withdraw any investment division from the Dollar Cost Averaging program.

We do not charge any specific fees for You to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis.    The Portfolio Rebalancing option is subject to the transfer limitations.  Portfolio Rebalancing will not occur during the Free Look period.  If You elect this option, then on the date of each month or quarter that is the same as Your contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the Portfolio Rebalancing option by sending You one month’s notice.  Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the annuitant or owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office.  You may designate the systematic withdrawal amount or the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually.  See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions.

You can stop or modify the systematic withdrawals by sending Us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200.  Each request for withdrawal of amounts less than $200 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge.  (See “Surrender Charges on Surrenders” on page 65).  The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders.  The Extra Credit Rider vesting schedule also applies.

By current Company practice, systematic withdrawals taken to satisfy IRS required minimum distributions and paid under a life expectancy option will not be subject to a surrender charge.  We reserve the right to change this practice in the future.  However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.  Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.  (See the “Five for Life Plus Rider ” on page 38 and “GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider”) on page 47 for additional information on withdrawals in excess of any guaranteed amounts.)

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Free Surrender Amount

You may withdraw up to 10% of Your accumulation value as of the most recent contract anniversary each contract year without incurring a surrender charge in each contract year.  In the first year, the free surrender amount will be 10% of Your initial premium plus any premium bonus. Generally, if this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding.  (See “FEDERAL TAX STATUS” on page 70.) If You have elected the optional Five for Life Plus Rider and the GPA or LPA exceeds the 10% free surrender amount, the entire GPA or LPA will be penalty free.

Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued to annuitants aged 75 or less at no additional charge.  After the first contract year, We guarantee that this rider will increase the annual free surrender amount available under this contract from 10% of Your accumulation value to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary.  If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract.  We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

•        Exercising the benefit for a covered annuitant;

•        Termination of the base annuity;

•        Maturity of the base annuity;

•        The date We receive Your written notice requesting termination of the rider; or

•        Death of the annuitant or an owner unless the contract is continued under a spousal continuance option and this rider has not been previously exercised. Spousal continuance allows a surviving owner’s spouse, if named the owner’s beneficiary of the base annuity contract, to continue the contract as the new owner.

Death benefit

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant’s or owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required. Once You choose a Death Benefit, You cannot change it.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant’s death. For joint annuitants the death benefit is paid upon the second death.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant’s death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner).  For joint owners the death benefit is paid upon the first death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death

The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.  In the event of simultaneous death of the owner and an annuitant, the owner is presumed to have died first, and the owner’s beneficiary would be paid the death benefit.

If the oldest annuitant or an owner is less than age 81 at the time of issue, the death benefit paid to the beneficiary will be the greatest of:

1.      the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

2.      100% of the total premium payments made to Your contract minus adjustments for partial surrenders.   Adjustments for partial surrenders will reduce the death benefit in the same proportion that the partial surrender reduced the accumulation value at the time of the partial surrender.

If the oldest annuitant or owner is age 81 or older at the time of issue, the death benefit paid to the beneficiary will be the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other required documentation or forms.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it.  Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus if the death benefit is paid within the first seven contract years.  See “Extra Credit Rider”  Any death benefit proceeds paid that are in excess of Your accumulation value are subject to Our financial strength and claims-paying ability.

Payment of Death benefits and Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing draft account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland Access Account. Any interest paid on amounts in the Midland Access Account are currently taxable to the beneficiary.

The Midland Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland Access Account.

CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount.  This charge partially reimburses Us for the selling and distributing costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below).  For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions).  Premium payments are considered withdrawn in the order that they Were received.  There is no surrender charge on the investment earnings (if any) withdrawn. If You have elected the optional Five for Life Plus Rider and the GPA or LPA exceeds the 10% free surrender amount, the entire GPA or LPA will be penalty free.

The length of time between each premium payment and surrender determines the amount of the surrender charge.

The charge is a percentage of the premiums withdrawn and equals:

Length of Time from Premium Payment (number of years)	Surrender Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        surrender of the free surrender amount.

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.  See “Surrender Charge” on page 20.

Under Midland National’s current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge.  We reserve the right to change this practice in the future.  However, if Your contract is issued while this Company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate that ranges from 1.20% up to 1.45% of the accumulation values in the Separate Account.  The amount of this charge is based on the accumulation value.  If Your accumulation value is less than $25,000, the mortality and expense risk charge is 1.45% of the accumulation value.  If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the mortality and expense risk charge is 1.30% of the accumulation value.  If Your accumulation value is $100,000 or more, the mortality and expense risk charge is 1.20% of the accumulation value. There are economies of scale with higher accumulation values (expenses per policy dampen as a percentage of accumulation value).  This economy of scale is passed onto You by having a different charge based on the level of accumulation value.

At the beginning of each contract month, the mortality and expense risk charge will be determined.  Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value determined at the beginning of each contract month but is guaranteed never to be more than 1.45% on the base contract.

This charge compensates Us for assuming certain mortality and expense risks and for certain expenses.  The investment division’s accumulation unit values and annuity unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose, including paying distribution expenses.  However, the maximum range of this charge (1.20% to 1.45%) is guaranteed for the life of the contract and may not be increased.  We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract.  This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.  We may also use proceeds from this charge to cover distribution expenses and payments to third parties who provide advisory or other services to contract owners.

Administration Fee

We deduct a daily administration fee equal to an annual percentage rate of each investment division’s average daily net assets.  The purpose of this charge is to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses.  The administration fee can vary by investment division.  The current administration fee for all investment divisions is 0.45%. If Your contract is issued with the 0.45% administration fee, We guarantee that this fee will not change for the life of Your contract.

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date.  We reserve the right to increase this charge, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that the annual maintenance fee each contract year will not be more than $30 for the life of Your contract. We waive the annual maintenance fee if Your accumulation value is $50,000 or more on the contract anniversary.  This charge is for Our record keeping and other expenses incurred in maintaining the contracts.  At the end of each contract year We deduct this charge proportionally from each investment division.  If the contract is surrendered during a contract year and the accumulation value is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time.  We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses.  The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

optional Rider Charges

Five for Life Plus Rider

We deduct an extra charge on a daily basis if You select the optional Five for Life Plus Rider, as a percentage, at a current annual rate of 0.75% (for riders elected after 1/31/07) of the value in the Separate Account.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to “step-up” Your GPB.

Extra Credit Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional Extra Credit Rider, as a percentage of the accumulation value in the Separate Account. Currently these rates are at annual rates of 0.50% for the 3% option, 0.65% for the 4% option and 0.80% for the 5% option.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional GMIB Plus Rider, as a percentage, currently at an annual rate of 0.55% of the accumulation value in the Separate Account.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional GMDB Plus Rider, as a percentage of the accumulation value of the Separate Account.  Currently these are at annual rates of 0.20% for the 3% Roll-Up Option, 0.45% of the 6% Roll-Up Option, 0.25% for the Annual Step-Up Option, 0.30% for the Annual Step-Up with 3% Roll-Up option, 0.55% for the Annual Step-Up with 6% Roll-Up Option.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

Shortened CDSC (Contingent Deferred Sales Charge) Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional Shortened CDSC Rider, as a percentage of the accumulation value in the Separate Account.  Currently these rates are at annual rates of 0.60% for the 4-year option, 0.65% for the 3-year option, and 0.70% for the 0-year option.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

Estate Planning Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional Estate Planning Rider, as a percentage, currently at an annual rate of 0.30% of the accumulation value in the Separate Account.  The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

Transfer Charge

We do not charge You for making transfers of accumulation value among investment divisions.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary.

Some portfolios may also impose redemption fees, which We would deduct directly from Your accumulation value.  See the funds’ prospectuses for more information.

INVESTMENT ADVISORY FEES

If you authorize Us to do so, We may also take partial surrenders out of Your accumulation value to pay investment advisory fees that You owe to Your investment advisor for advisory services in connection with the allocation of Your accumulation value among the Funds.  The amount of any such fee depends on Your agreement with Your investment advisor.  See your investment advisor's Form ADV Part II, and Your agreement with Your advisor, for more information.

If We do take deductions out of Your accumulation value in the contract to pay Your investment advisory fees, We would be doing so solely as an accommodation for You and Your investment advisor.  Even if We provide that service, We are not and would not be responsible in any way for Your investment advisor.  Midland National Life does not provide investment advice, and We are not affiliated with, and We do not recommend or endorse, any such investment advisors.

A deduction for payment of investment advisory fees may be considered a taxable distribution.  You should consult with and rely upon Your tax advisor.

Premium Taxes

Midland National will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%.  This range is subject to change.  Midland National currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  You should consult with and rely on Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of contract – qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the amount value over the investment in the contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If your contract contains a guaranteed withdrawal rider, such as the Five for Life Plus Rider or the GMIB Plus Rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear.  In view of this uncertainty, you should consult with and rely upon a tax advisor before purchasing one of these riders.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract.  If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract.  The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•        Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

•        Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The Owner may wish to consult with and rely upon a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

•        Corporate Pension and Profit-Sharing and H.R. 10 Plan:  Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•        Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organization can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

•        Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.  However, these payments may be subject to FICA (Social Security) taxes.  A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.  Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

1.      elective contributions made in years beginning after December 31, 1988;

2.      earnings on those contributions; and

3.      earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 ½, disability, severance from employment, or hardship.  In addition, income attributable to elective contributions may not be distributed in the case of hardship.  For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If Your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Optional riders available under the contract, contain death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value.  These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan.  Because the death benefit may exceed this limitation and its value may need to be considered in calculating minimum required distributions, employers using the contract in connection with such plans should consult their tax advisor.  The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions (these rules are generally suspended for 2009).  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.  If Your minimum required distribution amount exceeds Your payment amount under the Five for Life Plus Rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon Your tax advisor before purchasing the Five for Life Plus Rider with a qualified contract.

Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

Distributions before age 59 ½ may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. “Eligible rollover distributions” from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions.  The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland may modify the contract to attempt to maintain favorable tax treatment.

Owner Control

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate account supporting their contracts due to their ability to exercise investment control over those assets.  When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.  There is limited guidance in this area, and some features of Our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings.  While We believe that the contracts do not give owners investment control over Separate account assets, We reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Separate account assets supporting the contract.

Required Distributions at Death (Non-Qualified Contracts)

In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how Your interest in the contract will be distributed in the event of the death of an owner of the contract, or the annuitant if the contract has a non-natural owner.  Section 72(s) generally requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest has distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death.  These requirements will be considered satisfied if amounts are payable to or for the benefit of a designated beneficiary and are paid over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death.  If the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

Surrenders – Non-Qualified Contracts

If You purchase the contract as an individual and not under an individual retirement annuity, or other qualified retirement plan, Your contract is referred to as a non-qualified contract.

If You make a partial surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial surrender You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums).  The premium bonus will generally be considered gain.  The method for computing gain where a Five for Life Plus Rider or a GMIB Plus Rider is added to Your contract is unclear.  Accordingly, You should consult a tax adviser before adding either of these riders. Different rules apply for annuity payments.  See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general this includes any amount:

•        paid on or after the taxpayer reaches age 59½;

•        paid after an owner dies;

•        paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•        paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•        paid under an immediate annuity; or

•        which come from premium payments made prior to August 14, 1982 (Pre-TEFRA).

Special rules may be applicable in connection with the exceptions enumerated above. You should consult with and rely on Your tax advisor with regard to exceptions from the penalty tax.

Multiple Contracts

All non-qualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions, from qualified and non-qualified contracts, are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status.  Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

•        Fixed payments – by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

•        Variable payments – by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments.  This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option.  We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization, annuity payments stop because the annuitant or an owner has died, the excess (if any) of the “investment in the contract” as of the annuitization date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income.   Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.)   Please consult a tax advisor for more information.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence.  Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant or an owner.  Generally, such amounts should be includable in the income of the recipient:

•        if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•        if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the contract.

Federal Estate Tax

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Generation- Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010.  Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form.  Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis.  The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You.  Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

MATURITY DATE

The maturity date is the last possible date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes).  However, by current company practice, We will allow You to annuitize the accumulation value (less any non-vested extra credit and less any premium taxes), after the 3rd contract year, if You choose a life annuity or joint and survivor income annuity payment options, and after the 5th contract year if at least a five-year certain period annuity option is elected.  Benefits are not guaranteed and are subject to change.  However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. The maximum maturity date is the contract anniversary immediately following the annuitant’s 100th birthday.  You may change the maturity date by sending written notice to Our Principal Office.  We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the accumulation value in one lump sum, or

2.      convert the accumulation value into an annuity payable to the annuitant (payee) as described below.

Electing An Annuity Option

You may apply the proceeds of a surrender to effect an annuity payment option.  Unless You choose otherwise, on the maturity date, Your surrender value from the Separate account will be applied to a 10 year certain and life variable payout.  The first monthly annuity payment will be made within one month after the maturity date.  Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50.  We reserve the right to change the payment frequency so that payments are at least $50.

The payee’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number.  For annuity payment options that do not involve life annuity, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements takes effect.  This includes:

•        rules on the minimum amount We will pay under an option;

•        minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•        the naming of people who are entitled to receive payment and their beneficiaries; and

•        the ways of proving age, gender, and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal Office.  You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment division.  If You elect a fixed payment option, then the surrender value as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.50% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.50% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date.  Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate.  This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate.  If the actual investment experience exceeds the assumed investment rate, then the payment will increase.  Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee’s age and sex (where permissible).  The amount of the first payment will then be used to determine the number of annuity units for each investment division.  The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10.  Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We deduct at an effective annual rate based on Your accumulation value at the time of annuitization (charges for optional riders discontinue after the maturity date). If Your accumulation value is less than $25,000, the effective annual rate is 1.45%.  If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the effective annual rate is 1.30%.  If Your accumulation value is $100,000 or more, the effective annual rate is 1.20%.   We also deduct the administration fee at an effective annual rate of 0.45%.  The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate.  The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options

The following three payment options are available:

1.      Income for Specified Period: We pay installments for a specified period.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years. (fixed payment option only) This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract.

2.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a) Life Annuity: We will pay equal monthly payments during the lifetime of the payee.  With a life annuity payment option, payments will only be made as long as the payee is alive.  Therefore, if the payee dies after the first payment, then only one payment will be made.

b) Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

3.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Transfers after Annuitization for Variable Payment Options

After annuitization, only two transfers per contract year may be made among the investment divisions.

Generally, for all investment divisions, transfer requests received in good order at Our Principal Office on any business day are priced at the next available accumulation unit value. See “Transaction Cut-Off Times” on page 56.

The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply.  Transfers after the annuity payments have started will be based on the annuity unit values.  There will be no transfer charge for this transfer.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone:  (877) 586-0240 (toll-free)

Fax:  (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to our contract owners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to our contract owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners to read and understand our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Our General Account

Our general account consists of all of Our investment assets that are not allocated to separate accounts.  The general account supports all of Our insurance obligations that are not supported by a Separate Account including Our obligations to pay the benefits under this contract offered by the optional riders.  All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company. You do not have any interest in Our general account.

Fund Voting Rights

We invest the assets of Our Separate account investment divisions in shares of the funds’ portfolios.  Midland is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the funds’ Board of Directors,

•        to ratify the selection of independent auditors for the funds,

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•        in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions, to the extent required by law.  The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote.  If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the fund portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund’s Board for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the fund’s adviser or the investment objectives and policies of its portfolios.

Voting Privileges of Participants In Other Companies

Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each fund’s Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.

Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows

•        Your accumulation value, and

•        Any transactions involving Your accumulation value that occurred during the year.  Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the portfolios.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.   The performance information is based on the average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate account commenced operations and does not indicate or represent future performance.

We may also use performance information for the investment divisions in reports and advertising to current and prospective owners that is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment.  Standard total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated).  Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges.  The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time.  If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return.  Because average annual total returns tend to smooth out variations in an investment division’s returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield.  These measures reflect the income generated by an investment in the investment divisions over a specified period of time.  This income is annualized and shown as a percentage.  Yields do to not take into account capital gains or losses or the surrender charge or rider charges.  The standard quotations of yield reflect the annual maintenance fee.

The money market investment divisions may advertise their current and effective yield.  Current yield reflects the income generated by an investment in the investment division over a 7-day period.  Effective yield is calculated in similar manner except that income earned is assumed to be reinvested.  Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate account commenced operations.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses.  We may also call You to verify the change of address.

Modification To Your Contract

Upon notice to You, We may modify Your contract to:

1.      permit the contract or the Separate account  to comply with any applicable law or regulation issued by a government agency;

2.      assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

3.      reflect a change in the operation of the Separate Account; or

4.      provide additional investment options.

In the event of such modifications, We may make an appropriate endorsement to the contract.

Your Beneficiary

You name Your beneficiary in Your contract application.  The beneficiary is entitled to the death benefit of the contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change the revocable beneficiary during the owner’s and annuitant’s lifetime.  We must receive written notice informing Us of the change.  Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner’s or annuitant’s estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice.  If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

Assigning Your Contract

You may assign Your rights in a non-qualified contract.  You must send a copy of the assignment to Our Principal Office.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required information and form(s) at Our Principal Office.  The death benefit is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation.  If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

1)      We cannot determine the amount of the payment because:

a)      the New York Stock Exchange is closed,

b)      trading in securities has been restricted by the SEC, or

c)      the SEC has declared that an emergency exists,

2)      The SEC by order permits Us to delay payment to protect Our owners, or

3)      Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a contract owner’s account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the contracts.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.5% of premiums payments.  Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the contracts.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.  In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the contracts may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the contract.  Please be certain to review Your registered investment advisor’s Form ADV Part II carefully for disclosure about their compensation and conflicts of interest in connection with the contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the contract; in that case, they would also receive commissions and other compensation for selling You the contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial surrenders of Your accumulation value in the contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense risk charge; (c) the administration fee; (d) optional rider charges; (e) payments, if any, received from the underlying portfolios or their managers.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts.  The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee’s first year premiums.  Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account’s principal underwriter, Sammons Securities Company, LLC.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is:

100 E. Wisconsin Ave., Suite 1800
Milwaukee, WI 53202

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office’s Toll Free number at 1-877-586-0240.  The following is the Table of Contents for the SAI:

Page
THE CONTRACT	............................................................................................................... 3
Entire Contract	............................................................................................................... 3
Changes to the Contract	............................................................................................................... 3
Incontestability	............................................................................................................... 3
Misstatement of Age or Sex	............................................................................................................... 3
Non-participating	............................................................................................................... 3
Claims of Creditors	............................................................................................................... 3
Minimum Benefits	............................................................................................................... 3
Ownership	............................................................................................................... 4
Assignment	............................................................................................................... 4
Accumulation unit Value	............................................................................................................... 4
Annuity Payments	............................................................................................................... 5
CALCULATION OF YIELDS AND TOTAL RETURNS	............................................................................................................. 6
Money Market Investment division Yield Calculation	............................................................................................................... 6
Other Investment division Yield Calculations	............................................................................................................... 6
Standard Total Return Calculations	............................................................................................................... 7
Cumulative Total Returns	............................................................................................................... 8
Adjusted Historical Performance Data	............................................................................................................... 8
FEDERAL TAX MATTERS	............................................................................................................... 9
Tax Free Exchanges (Section 1035)	............................................................................................................... 9
Required Distributions	................................................................................................................ 9
Non-Natural Person	.............................................................................................................. 10
Diversification Requirements	.............................................................................................................. 10
Owner Control	.............................................................................................................. 10
Taxation of Qualified Contracts	.............................................................................................................. 10
DISTRIBUTION OF THE CONTRACT	.............................................................................................................. 12
SAFEKEEPING OF ACCOUNT ASSETS	.............................................................................................................. 13
STATE REGULATION	.............................................................................................................. 13
RECORDS AND REPORTS	.............................................................................................................. 13
LEGAL MATTERS	.............................................................................................................. 13
FINANCIAL MATTERS	.............................................................................................................. 14
OTHER INFORMATION	.............................................................................................................. 14
CONDENSED FINANCIALS	.............................................................................................................. 14
FINANCIAL STATEMENTS	............................................................................................................. 328

CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract.  The information for all other accumulation unit values is in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Table 1 – 1.65% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Access VP High Yield	9.83	11.30	938.80
Adaptive Allocation Portfolio	7.74	9.19	0.00
AIM V.I. Basic Value Series II	5.01	7.28	0.00
AIM V.I. Global Real Estate Series II	6.43	8.29	0.00
AIM V.I. International Growth Series II	7.26	9.63	0.00
AIM V.I. Mid Cap Core Equity Series II	7.84	10.02	0.00
Alger Small Cap Growth Portfolio	12.99	18.59	0.00
American Century VP Income & Growth Fund	10.32	11.96	0.00
American Century VP International Fund	11.73	15.42	0.00
American Century VP Large Company Value Fund	7.31	8.62	0.00
American Century VP Mid Cap Value Fund	9.06	11.57	0.00
American Century VP Ultra Fund	6.49	8.59	0.00
Chariot Absolute Return Currency	0.00	9.80	114,728.40
Credit Suisse Trust – International Equity Flex III Portfolio	4.90	6.36	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.01	8.97	0.00
DireXion Dynamic HY Bond Fund	8.70	9.40	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.16	9.40	0.00
Dreyfus VIF Appreciation Portfolio	8.11	9.75	0.00
Dreyfus VIF International Value Portfolio	6.66	8.56	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.25	7.85	0.00
PIMCO VIT All Asset Portfolio	9.54	11.40	0.00
PIMCO VIT High Yield Portfolio	8.04	11.08	18,396.10
PIMCO VIT Low Duration Portfolio	10.57	11.77	50,840.43
PIMCO VIT Real Return Portfolio	10.08	11.72	0.00
PIMCO VIT Total Return Portfolio	11.38	12.76	9,307.81
ProFund VP Asia 30	8.05	12.21	0.00
ProFund VP Banks	3.99	3.76	0.00
ProFund VP Basic Materials	6.09	9.73	2,223.41
ProFund VP Bear	12.85	9.12	4,157.15
ProFund VP Biotechnology	9.95	10.15	0.00
ProFund VP Bull	6.73	8.23	30,628.55
ProFund VP Consumer Goods	8.37	10.00	0.00
ProFund VP Consumer Services	6.58	8.46	0.00
ProFund VP Dow 30	7.76	9.03	0.00
ProFund VP Emerging Markets	4.95	7.91	4,688.71
ProFund VP Europe 30	6.46	8.40	0.00
ProFund VP Falling U.S. Dollar	9.27	9.42	0.00
ProFund VP Financials	4.25	4.81	0.00
ProFund VP Health Care	8.36	9.83	0.00
ProFund VP Industrials	6.46	7.88	0.00
ProFund VP International	5.34	6.54	0.00
ProFund VP Internet	5.88	10.26	0.00
ProFund VP Japan	5.33	5.78	0.00
ProFund VP Large-Cap Growth	7.10	9.06	0.00
ProFund VP Large-Cap Value	6.29	7.39	0.00
ProFund VP Mid-Cap	6.06	7.92	0.00
ProFund VP Mid-Cap Growth	6.42	8.73	0.00
ProFund VP Mid-Cap Value	6.26	8.06	0.00
ProFund VP Money Market	10.27	10.11	109,182.73
ProFund VP NASDAQ-100	6.69	10.01	1,721.75
ProFund VP Oil & Gas	8.36	9.50	0.00
ProFund VP Pharmaceuticals	8.71	10.01	0.00
ProFund VP Precious Metals	7.10	9.45	2,740.42
ProFund VP Real Estate	5.47	6.88	0.00
ProFund VP Rising Rates Opportunity	5.27	6.85	0.00
ProFund VP Semiconductor	4.72	7.62	1,139.88
ProFund VP Short Dow 30	10.99	8.06	0.00
ProFund VP Short Emerging Markets	12.85	6.48	0.00
ProFund VP Short International	13.89	9.52	0.00
ProFund VP Short Mid-Cap	12.65	8.04	3,821.27
ProFund VP Short NASDAQ-100	12.49	7.29	5,023.60
ProFund VP Short Small-Cap	12.29	8.17	9,631.27
ProFund VP Small-Cap	6.16	7.64	0.00
ProFund VP Small-Cap Growth	6.48	8.05	0.00
ProFund VP Small-Cap Value	6.36	7.53	0.00
ProFund VP Technology	6.39	10.14	0.00
ProFund VP Telecommunications	8.15	8.60	1,005.75
ProFund VP U.S. Government Plus	17.50	11.60	0.00
ProFund VP UltraBull	3.60	5.12	1,485.79
ProFund VP UltraMid-Cap	3.16	5.15	0.00
ProFund VP UltraNASDAQ-100	3.43	7.40	5,694.31
ProFund VP UltraShort Dow 30	13.70	7.27	0.00
ProFund VP UltraShort NASDAQ-100	17.57	6.20	0.00
ProFund VP UltraSmall-Cap	2.83	3.91	0.00
ProFund VP Utilities	9.17	9.99	0.00
Rydex VT Dow 2x Strategy Fund	4.66	31.38	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.11	6.59	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.44	7.37	0.00
Rydex VT S&P 500 2x Strategy Fund	3.53	5.07	0.00
Rydex VT U.S. Government Money Market Fund	10.08	9.92	0.00
Van Eck Worldwide Hard Assets Fund	7.48	11.53	0.00
Van Kampen LIT Growth and Income Portfolio	7.32	8.94	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.40	12.03	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.51	10.90	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.25	9.67	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.65	9.10	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.14	7.76	0.00

Table 2 – 3.90% Asset Charge

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Access VP High Yield	9.26	10.41	0.00
Adaptive Allocation Portfolio	7.46	8.66	0.00
AIM V.I. Basic Value Series II	4.71	6.70	0.00
AIM V.I. Global Real Estate Series II	6.05	7.63	0.00
AIM V.I. International Growth Series II	6.83	8.87	0.00
AIM V.I. Mid Cap Core Equity Series II	7.38	9.22	0.00
Alger Small Cap Growth Portfolio	5.87	8.22	0.00
American Century VP Income & Growth Fund	6.54	7.41	0.00
American Century VP International Fund	6.38	8.20	0.00
American Century VP Large Company Value Fund	6.27	7.23	0.00
American Century VP Mid Cap Value Fund	7.40	9.23	0.00
American Century VP Ultra Fund	6.22	8.04	0.00
Chariot Absolute Return Currency	0.00	9.70	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.62	5.85	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.60	8.26	0.00
DireXion Dynamic HY Bond Fund	8.20	8.66	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.74	8.65	0.00
Dreyfus VIF Appreciation Portfolio	7.64	8.98	0.00
Dreyfus VIF International Value Portfolio	6.27	7.88	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.96	6.09	0.00
PIMCO VIT All Asset Portfolio	8.99	10.50	0.00
PIMCO VIT High Yield Portfolio	7.57	10.20	0.00
PIMCO VIT Low Duration Portfolio	9.95	10.83	0.00
PIMCO VIT Real Return Portfolio	9.49	10.79	0.00
PIMCO VIT Total Return Portfolio	10.72	11.75	0.00
ProFund VP Asia 30	7.58	11.24	0.00
ProFund VP Banks	3.76	3.46	0.00
ProFund VP Basic Materials	5.73	8.96	0.00
ProFund VP Bear	12.10	8.39	0.00
ProFund VP Biotechnology	9.37	9.35	0.00
ProFund VP Bull	6.34	7.58	0.00
ProFund VP Consumer Goods	7.88	9.21	0.00
ProFund VP Consumer Services	6.20	7.79	0.00
ProFund VP Dow 30	7.30	8.31	0.00
ProFund VP Emerging Markets	4.83	7.54	0.00
ProFund VP Europe 30	6.08	7.74	0.00
ProFund VP Falling U.S. Dollar	9.04	8.99	0.00
ProFund VP Financials	4.00	4.43	0.00
ProFund VP Health Care	7.87	9.05	0.00
ProFund VP Industrials	6.08	7.26	0.00
ProFund VP International	5.21	6.24	0.00
ProFund VP Internet	5.54	9.45	0.00
ProFund VP Japan	5.01	5.32	0.00
ProFund VP Large-Cap Growth	6.68	8.34	0.00
ProFund VP Large-Cap Value	5.92	6.80	0.00
ProFund VP Mid-Cap	5.91	7.55	0.00
ProFund VP Mid-Cap Growth	6.04	8.04	0.00
ProFund VP Mid-Cap Value	5.90	7.42	0.00
ProFund VP Money Market	9.67	9.31	0.00
ProFund VP NASDAQ-100	6.30	9.21	0.00
ProFund VP Oil & Gas	7.87	8.74	0.00
ProFund VP Pharmaceuticals	8.20	9.22	0.00
ProFund VP Precious Metals	6.69	8.70	0.00
ProFund VP Real Estate	5.15	6.33	0.00
ProFund VP Rising Rates Opportunity	4.96	6.31	0.00
ProFund VP Semiconductor	4.45	7.01	0.00
ProFund VP Short Dow 30	10.35	7.42	0.00
ProFund VP Short Emerging Markets	12.54	6.18	0.00
ProFund VP Short International	13.55	9.09	0.00
ProFund VP Short Mid-Cap	11.92	7.40	0.00
ProFund VP Short NASDAQ-100	11.76	6.71	0.00
ProFund VP Short Small-Cap	11.57	7.53	0.00
ProFund VP Small-Cap	5.80	7.03	0.00
ProFund VP Small-Cap Growth	6.11	7.41	0.00
ProFund VP Small-Cap Value	5.99	6.93	0.00
ProFund VP Technology	6.01	9.34	0.00
ProFund VP Telecommunications	7.67	7.92	0.00
ProFund VP U.S. Government Plus	16.48	10.68	0.00
ProFund VP UltraBull	3.39	4.71	0.00
ProFund VP UltraMid-Cap	2.97	4.74	0.00
ProFund VP UltraNASDAQ-100	3.23	6.81	0.00
ProFund VP UltraShort Dow 30	13.37	6.93	0.00
ProFund VP UltraShort NASDAQ-100	17.15	5.92	0.00
ProFund VP UltraSmall-Cap	2.67	3.60	0.00
ProFund VP Utilities	8.64	9.20	0.00
Rydex VT Dow 2x Strategy Fund	4.39	28.89	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.41	6.07	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.24	6.78	0.00
Rydex VT S&P 500 2x Strategy Fund	3.32	4.67	0.00
Rydex VT U.S. Government Money Market Fund	9.72	9.36	0.00
Van Eck Worldwide Hard Assets Fund	7.04	10.62	0.00
Van Kampen LIT Growth and Income Portfolio	6.90	8.23	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.85	11.08	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.13	10.03	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.88	8.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.26	8.38	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.78	7.15	0.00

Table 1 – 1.65% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Adaptive Allocation Portfolio	9.59	7.74	0.00
AIM V.I. Basic Value Series II	10.58	5.01	0.00
AIM V.I. Global Real Estate Series II	11.82	6.43	0.00
AIM V.I. International Growth Series II	12.41	7.26	0.00
AIM V.I. Mid Cap Core Equity Series II	11.18	7.84	0.00
Alger American SmallCap Growth Portfolio	24.74	12.99	0.00
American Century VP Income & Growth Fund	16.08	10.32	0.00
American Century VP International Fund	21.64	11.73	0.00
American Century VP Large Company Value Fund	11.87	7.31	0.00
American Century VP Mid Cap Value Fund	12.20	9.06	0.00
American Century VP Ultra Fund	11.31	6.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.36	4.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.17	7.01	0.00
DireXion Dynamic HY Bond Fund	9.83	8.70	15445.75
DireXion Evolution Managed Bond Fund	10.10	10.25	0.00
DireXion Evolution Managed Equity Fund	9.96	7.22	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.13	7.16	0.00
Dreyfus VIF Appreciation Portfolio	11.73	8.11	0.00
Dreyfus VIF International Value Portfolio	10.83	6.66	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.63	6.25	0.00
PIMCO VIT All Asset Portfolio	11.54	9.54	0.00
PIMCO VIT High Yield Portfolio	10.69	8.04	17074.68
PIMCO VIT Low Duration Portfolio	10.80	10.57	527.93
PIMCO VIT Real Return Portfolio	11.03	10.08	542.60
PIMCO VIT Total Return Portfolio	11.05	11.38	488.17
ProFund Access VP High Yield	10.48	9.83	0.00
ProFund VP Asia 30	16.65	8.05	0.00
ProFund VP Banks	7.65	3.99	0.00
ProFund VP Basic Materials	12.75	6.09	0.00
ProFund VP Bear	9.34	12.85	0.00
ProFund VP Biotechnology	9.94	9.95	0.00
ProFund VP Bull	10.98	6.73	0.00
ProFund VP Consumer Goods	11.61	8.37	0.00
ProFund VP Consumer Services	9.75	6.58	0.00
ProFund VP Dow 30	12.55	7.76	0.00
ProFund VP Emerging Markets	10.08	4.95	0.00
ProFund VP Europe 30	11.73	6.46	0.00
ProFund VP Falling U.S. Dollar	9.93	9.27	0.00
ProFund VP Financials	8.74	4.25	0.00
ProFund VP Health Care	11.23	8.36	0.00
ProFund VP Industrials	11.03	6.46	0.00
ProFund VP International	9.76	5.34	0.00
ProFund VP Internet	10.84	5.88	0.00
ProFund VP Japan	9.15	5.33	0.00
ProFund VP Large-Cap Growth	11.19	7.10	0.00
ProFund VP Large-Cap Value	10.74	6.29	0.00
ProFund VP Mid-Cap	9.99	6.06	0.00
ProFund VP Mid-Cap Growth	10.67	6.42	0.00
ProFund VP Mid-Cap Value	9.99	6.26	0.00
ProFund VP Money Market	10.36	10.27	198537.42
ProFund VP NASDAQ-100	11.83	6.69	0.00
ProFund VP Oil & Gas	13.48	8.36	0.00
ProFund VP Pharmaceuticals	11.00	8.71	0.00
ProFund VP Precious Metals	10.43	7.10	0.00
ProFund VP Real Estate	9.46	5.47	0.00
ProFund VP Rising Rates Opportunity	8.64	5.27	0.00
ProFund VP Semiconductor	9.56	4.72	0.00
ProFund VP Short Dow 30	8.90	10.99	0.00
ProFund VP Short Emerging Markets	9.88	12.85	0.00
ProFund VP Short International	10.21	13.89	0.00
ProFund VP Short Mid-Cap	9.76	12.65	0.00
ProFund VP Short NASDAQ-100	8.57	12.49	0.00
ProFund VP Short Small-Cap	10.07	12.29	0.00
ProFund VP Small-Cap	9.69	6.16	0.00
ProFund VP Small-Cap Growth	9.99	6.48	0.00
ProFund VP Small-Cap Value	9.33	6.36	0.00
ProFund VP Technology	11.67	6.39	0.00
ProFund VP Telecommunications	12.63	8.15	0.00
ProFund VP U.S. Government Plus	11.88	17.50	0.00
ProFund VP UltraBull	11.22	3.60	0.00
ProFund VP UltraMid-Cap	9.87	3.16	0.00
ProFund VP UltraNASDAQ-100	12.80	3.43	0.00
ProFund VP UltraShort Dow 30	10.00	13.70	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.57	0.00
ProFund VP UltraSmall-Cap	8.52	2.83	0.00
ProFund VP Utilities	13.45	9.17	0.00
Rydex VT Dow 2x Strategy Fund	12.38	4.66	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.66	12.11	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.76	3.44	0.00
Rydex VT S&P 500 2x Strategy Fund	11.20	3.53	0.00
Rydex VT U.S. Government Money Market Fund	10.13	10.08	0.00
Van Eck Worldwide Hard Assets Fund	14.16	7.48	0.00
Van Kampen LIT Growth and Income Portfolio	10.98	7.32	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.24	9.40	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.31	6.51	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.95	6.25	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.54	6.65	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.08	6.14	0.00

Table 2 – 3.90% Asset Charge

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Adaptive Allocation Portfolio	9.46	7.46	0.00
AIM V.I. Basic Value Series II	10.19	4.71	0.00
AIM V.I. Global Real Estate Series II	11.39	6.05	0.00
AIM V.I. International Growth Series II	11.95	6.83	0.00
AIM V.I. Mid Cap Core Equity Series II	10.77	7.38	0.00
Alger American SmallCap Growth Portfolio	11.44	5.87	0.00
American Century VP Income & Growth Fund	10.42	6.54	0.00
American Century VP International Fund	12.04	6.38	0.00
American Century VP Large Company Value Fund	10.42	6.27	0.00
American Century VP Mid Cap Value Fund	10.19	7.40	0.00
American Century VP Ultra Fund	11.08	6.22	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.02	4.62	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.75	6.60	0.00
DireXion Dynamic HY Bond Fund	9.47	8.20	0.00
DireXion Evolution Managed Bond Fund	9.73	9.65	0.00
DireXion Evolution Managed Equity Fund	9.60	6.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.72	6.74	0.00
Dreyfus VIF Appreciation Portfolio	11.30	7.64	0.00
Dreyfus VIF International Value Portfolio	10.43	6.27	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.82	4.96	0.00
PIMCO VIT All Asset Portfolio	11.11	8.99	0.00
PIMCO VIT High Yield Portfolio	10.30	7.57	0.00
PIMCO VIT Low Duration Portfolio	10.40	9.95	0.00
PIMCO VIT Real Return Portfolio	10.63	9.49	0.00
PIMCO VIT Total Return Portfolio	10.65	10.72	0.00
ProFund Access VP High Yield	10.09	9.26	0.00
ProFund VP Asia 30	16.03	7.58	0.00
ProFund VP Banks	7.37	3.76	0.00
ProFund VP Basic Materials	12.28	5.73	0.00
ProFund VP Bear	8.99	12.10	0.00
ProFund VP Biotechnology	9.57	9.37	0.00
ProFund VP Bull	10.58	6.34	0.00
ProFund VP Consumer Goods	11.18	7.88	0.00
ProFund VP Consumer Services	9.39	6.20	0.00
ProFund VP Dow 30	12.09	7.30	0.00
ProFund VP Emerging Markets	10.07	4.83	0.00
ProFund VP Europe 30	11.29	6.08	0.00
ProFund VP Falling U.S. Dollar	9.91	9.04	0.00
ProFund VP Financials	8.42	4.00	0.00
ProFund VP Health Care	10.82	7.87	0.00
ProFund VP Industrials	10.63	6.08	0.00
ProFund VP International	9.74	5.21	0.00
ProFund VP Internet	10.44	5.54	0.00
ProFund VP Japan	8.81	5.01	0.00
ProFund VP Large-Cap Growth	10.78	6.68	0.00
ProFund VP Large-Cap Value	10.34	5.92	0.00
ProFund VP Mid-Cap	9.97	5.91	0.00
ProFund VP Mid-Cap Growth	10.27	6.04	0.00
ProFund VP Mid-Cap Value	9.63	5.90	0.00
ProFund VP Money Market	9.98	9.67	0.00
ProFund VP NASDAQ-100	11.40	6.30	0.00
ProFund VP Oil & Gas	12.98	7.87	0.00
ProFund VP Pharmaceuticals	10.59	8.20	0.00
ProFund VP Precious Metals	10.04	6.69	0.00
ProFund VP Real Estate	9.11	5.15	0.00
ProFund VP Rising Rates Opportunity	8.32	4.96	0.00
ProFund VP Semiconductor	9.21	4.45	0.00
ProFund VP Short Dow 30	8.57	10.35	0.00
ProFund VP Short Emerging Markets	9.86	12.54	0.00
ProFund VP Short International	10.20	13.55	0.00
ProFund VP Short Mid-Cap	9.40	11.92	0.00
ProFund VP Short NASDAQ-100	8.25	11.76	0.00
ProFund VP Short Small-Cap	9.70	11.57	0.00
ProFund VP Small-Cap	9.34	5.80	0.00
ProFund VP Small-Cap Growth	9.63	6.11	0.00
ProFund VP Small-Cap Value	8.98	5.99	0.00
ProFund VP Technology	11.24	6.01	0.00
ProFund VP Telecommunications	12.17	7.67	0.00
ProFund VP U.S. Government Plus	11.44	16.48	0.00
ProFund VP UltraBull	10.80	3.39	0.00
ProFund VP UltraMid-Cap	9.51	2.97	0.00
ProFund VP UltraNASDAQ-100	12.33	3.23	0.00
ProFund VP UltraShort Dow 30	9.98	13.37	0.00
ProFund VP UltraShort NASDAQ-100	9.79	17.15	0.00
ProFund VP UltraSmall-Cap	8.21	2.67	0.00
ProFund VP Utilities	12.96	8.64	0.00
Rydex VT Dow 2x Strategy Fund	11.92	4.39	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.37	11.41	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.29	3.24	0.00
Rydex VT S&P 500 2x Strategy Fund	10.79	3.32	0.00
Rydex VT U.S. Government Money Market Fund	10.00	9.72	0.00
Van Eck Worldwide Hard Assets Fund	13.64	7.04	0.00
Van Kampen LIT Growth and Income Portfolio	10.58	6.90	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.83	8.85	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.74	6.13	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.51	5.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.11	6.26	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.71	5.78	0.00

Table 1 – 1.65% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
AIM V.I. Basic Value Series II	10.62	10.58	0.00
AIM V.I. Global Real Estate Series II	12.76	11.82	0.00
AIM V.I. International Growth Series II	11.02	12.41	0.00
AIM V.I. Mid Cap Core Equity Series II	10.40	11.18	0.00
Alger American Small Capitalization	21.45	24.74	0.00
American Century VP Income & Growth Fund	16.42	16.08	0.00
American Century VP International Fund	18.66	21.64	0.00
American Century VP Large Company Value Fund	12.24	11.87	0.00
American Century VP Mid Cap Value Fund	12.72	12.20	0.00
American Century VP Ultra Fund	9.51	11.31	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.91	9.36	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.15	11.17	0.00
Critical Math VIT Portfolio	10.00	9.59	0.00
DireXion Dynamic HY Bond Fund	10.22	9.83	9,431.49
DireXion Evolution All-Cap Equity Fund	9.83	9.96	0.00
DireXion Evolution Managed Bond Fund	10.15	10.10	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.53	11.13	0.00
Dreyfus VIF Appreciation Portfolio	11.16	11.73	0.00
Dreyfus VIF International Value Portfolio	10.59	10.83	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.72	9.63	0.00
PIMCO VIT All Asset Portfolio	10.85	11.54	0.00
PIMCO VIT High Yield Portfolio	10.52	10.69	8,665.56
PIMCO VIT Low Duration Portfolio	10.23	10.80	0.00
PIMCO VIT Real Return Portfolio	10.15	11.03	0.00
PIMCO VIT Total Return Portfolio	10.35	11.05	0.00
ProFund Access VP High Yield	10.13	10.48	0.00
ProFund VP Asia 30	11.46	16.65	0.00
ProFund VP Banks	10.70	7.65	0.00
ProFund VP Basic Materials	9.92	12.75	0.00
ProFund VP Bear	9.44	9.34	0.00
ProFund VP Biotechnology	10.22	9.94	0.00
ProFund VP Bull	10.78	10.98	0.00
ProFund VP Consumer Goods	10.97	11.61	0.00
ProFund VP Consumer Services	10.80	9.75	0.00
ProFund VP Dow 30	11.30	12.55	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.41	11.73	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.99	8.74	0.00
ProFund VP Health Care	10.71	11.23	0.00
ProFund VP Industrials	10.04	11.03	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.00	10.84	0.00
ProFund VP Japan	10.34	9.15	0.00
ProFund VP Large-Cap Growth	10.64	11.19	0.00
ProFund VP Large-Cap Value	10.90	10.74	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.71	10.67	0.00
ProFund VP Mid-Cap Value	10.06	9.99	0.00
ProFund VP Money Market	10.15	10.36	15,430.57
ProFund VP NASDAQ-100	10.23	11.83	0.00
ProFund VP Oil & Gas	10.35	13.48	0.00
ProFund VP Pharmaceuticals	10.93	11.00	0.00
ProFund VP Precious Metals	8.66	10.43	0.00
ProFund VP Real Estate	11.97	9.46	0.00
ProFund VP Rising Rates Opportunity	9.26	8.64	0.00
ProFund VP Semiconductor	9.08	9.56	0.00
ProFund VP Short Dow 30	9.30	8.90	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.21	9.76	0.00
ProFund VP Short NASDAQ-100	9.85	8.57	0.00
ProFund VP Short Small-Cap	9.79	10.07	0.00
ProFund VP Small-Cap	10.08	9.69	0.00
ProFund VP Small-Cap Growth	9.77	9.99	0.00
ProFund VP Small-Cap Value	10.22	9.33	0.00
ProFund VP Technology	10.37	11.67	0.00
ProFund VP Telecommunications	11.85	12.63	0.00
ProFund VP U.S. Government Plus	10.97	11.88	0.00
ProFund VP UltraBull	11.31	11.22	0.00
ProFund VP UltraMid-Cap	9.47	9.87	0.00
ProFund VP Ultra NASDAQ-100	10.13	12.80	0.00
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.98	8.52	0.00
ProFund VP Utilities	11.81	13.45	0.00
Rydex VT Dow 2x Strategy Fund	11.64	12.38	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.55	7.66	0.00
Rydex VT OTC 2x Strategy Fund	10.12	12.76	0.00
Rydex VT S&P 500 2x Strategy Fund	11.32	11.20	0.00
Rydex VT U.S. Government Money Market Fund	9.91	10.13	0.00
Van Eck Worldwide Hard Assets Fund	9.94	14.16	0.00
Van Kampen LIT Growth and Income Portfolio	10.89	10.98	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.75	11.24	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.08	15.31	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.91	11.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.89	11.54	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.39	10.08	0.00

Table 2 – 3.90% Asset Charge

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
AIM V.I. Basic Value Series II	10.46	10.19	0.00
AIM V.I. Global Real Estate Series II	12.57	11.39	0.00
AIM V.I. International Growth Series II	10.86	11.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.25	10.77	0.00
Alger American Small Capitalization	10.15	11.44	0.00
American Century VP Income & Growth Fund	10.88	10.42	0.00
American Century VP International Fund	10.62	12.04	0.00
American Century VP Large Company Value Fund	10.99	10.42	0.00
American Century VP Mid Cap Value Fund	10.86	10.19	0.00
American Century VP Ultra Fund	9.53	11.08	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.76	9.02	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.99	10.75	0.00
Critical Math VIT Portfolio	10.00	9.46	0.00
DireXion Dynamic HY Bond Fund	10.07	9.47	0.00
DireXion Evolution All-Cap Equity Fund	9.68	9.60	0.00
DireXion Evolution Managed Bond Fund	10.00	9.73	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.37	10.72	0.00
Dreyfus VIF Appreciation Portfolio	11.00	11.30	0.00
Dreyfus VIF International Value Portfolio	10.44	10.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.74	7.82	0.00
PIMCO VIT All Asset Portfolio	10.69	11.11	0.00
PIMCO VIT High Yield Portfolio	10.36	10.30	0.00
PIMCO VIT Low Duration Portfolio	10.08	10.40	0.00
PIMCO VIT Real Return Portfolio	10.00	10.63	0.00
PIMCO VIT Total Return Portfolio	10.19	10.65	0.00
ProFund Access VP High Yield	9.98	10.09	0.00
ProFund VP Asia 30	11.29	16.03	0.00
ProFund VP Banks	10.54	7.37	0.00
ProFund VP Basic Materials	9.77	12.28	0.00
ProFund VP Bear	9.30	8.99	0.00
ProFund VP Biotechnology	10.07	9.57	0.00
ProFund VP Bull	10.62	10.58	0.00
ProFund VP Consumer Goods	10.80	11.18	0.00
ProFund VP Consumer Services	10.64	9.39	0.00
ProFund VP Dow 30	11.13	12.09	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.25	11.29	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.83	8.42	0.00
ProFund VP Health Care	10.55	10.82	0.00
ProFund VP Industrials	9.89	10.63	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.86	10.44	0.00
ProFund VP Japan	10.19	8.81	0.00
ProFund VP Large-Cap Growth	10.48	10.78	0.00
ProFund VP Large-Cap Value	10.74	10.34	0.00
ProFund VP Mid-Cap	10.00	9.97	0.00
ProFund VP Mid-Cap Growth	9.56	10.27	0.00
ProFund VP Mid-Cap Value	9.92	9.63	0.00
ProFund VP Money Market	10.00	9.98	0.00
ProFund VP NASDAQ-100	10.08	11.40	0.00
ProFund VP Oil & Gas	10.19	12.98	0.00
ProFund VP Pharmaceuticals	10.76	10.59	0.00
ProFund VP Precious Metals	8.53	10.04	0.00
ProFund VP Real Estate	11.79	9.11	0.00
ProFund VP Rising Rates Opportunity	9.13	8.32	0.00
ProFund VP Semiconductor	8.94	9.21	0.00
ProFund VP Short Dow 30	9.16	8.57	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.06	9.40	0.00
ProFund VP Short NASDAQ-100	9.71	8.25	0.00
ProFund VP Short Small-Cap	9.65	9.70	0.00
ProFund VP Small-Cap	9.93	9.34	0.00
ProFund VP Small-Cap Growth	9.62	9.63	0.00
ProFund VP Small-Cap Value	10.07	8.98	0.00
ProFund VP Technology	10.22	11.24	0.00
ProFund VP Telecommunications	11.67	12.17	0.00
ProFund VP U.S. Government Plus	10.80	11.44	0.00
ProFund VP UltraBull	11.14	10.80	0.00
ProFund VP UltraMid-Cap	9.33	9.51	0.00
ProFund VP Ultra NASDAQ-100	9.98	12.33	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.79	0.00
ProFund VP UltraSmall-Cap	9.83	8.21	0.00
ProFund VP Utilities	11.64	12.96	0.00
Rydex VT Dow 2x Strategy Fund	11.47	11.92	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.43	7.37	0.00
Rydex VT OTC 2x Strategy Fund	9.97	12.29	0.00
Rydex VT S&P 500 2x Strategy Fund	11.15	10.79	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.00	0.00
Van Eck Worldwide Hard Assets Fund	9.80	13.64	0.00
Van Kampen LIT Growth and Income Portfolio	10.73	10.58	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.59	10.83	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.92	14.74	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.76	11.51	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.73	11.11	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.21	9.71	0.00

Table 1 – 1.65% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
AIM V.I. Basic Value Series II	10.00	10.62	0.00
AIM V.I. Global Real Estate Series II	10.00	12.76	0.00
AIM V.I. International Growth Series II	10.00	11.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.40	0.00
Alger American Small Capitalization	18.17	21.45	0.00
American Century VP Income & Growth Fund	14.29	16.42	0.00
American Century VP International Fund	15.21	18.66	0.00
American Century VP Large Company Value Fund	10.39	12.24	0.00
American Century VP Mid Cap Value Fund	10.75	12.72	0.00
American Century VP Ultra Fund	10.01	9.51	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.91	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.15	0.00
DireXion Dynamic HY Bond Fund	10.00	10.22	0.00
DireXion Evolution Managed Bond Fund	10.00	10.15	0.00
DireXion Evolution All-Cap Equity Fund	10.00	9.83	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.16	0.00
Dreyfus VIF International Value Portfolio	10.00	10.59	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.61	11.72	0.00
PIMCO VIT All Asset Portfolio	10.00	10.85	0.00
PIMCO VIT High Yield Portfolio	10.00	10.52	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.23	0.00
PIMCO VIT Real Return Portfolio	10.00	10.15	0.00
PIMCO VIT Total Return Portfolio	10.00	10.35	0.00
ProFund Access VP High Yield	10.00	10.13	0.00
ProFund VP Asia 30	10.00	11.46	0.00
ProFund VP Banks	10.00	10.70	0.00
ProFund VP Basic Materials	10.00	9.92	0.00
ProFund VP Bear	10.00	9.44	0.00
ProFund VP Biotechnology	10.00	10.22	0.00
ProFund VP Bull	10.00	10.78	0.00
ProFund VP Consumer Goods	10.00	10.97	0.00
ProFund VP Consumer Services	10.00	10.80	0.00
ProFund VP Dow 30	10.00	11.30	0.00
ProFund VP Europe 30	10.00	10.41	0.00
ProFund VP Financials	10.00	10.99	0.00
ProFund VP Health Care	10.00	10.71	0.00
ProFund VP Industrials	10.00	10.04	0.00
ProFund VP Internet	10.00	10.00	0.00
ProFund VP Japan	10.00	10.34	0.00
ProFund VP Large-Cap Growth	10.00	10.64	0.00
ProFund VP Large-Cap Value	10.00	10.90	0.00
ProFund VP Mid-Cap Growth	10.00	9.71	0.00
ProFund VP Mid-Cap Value	10.00	10.06	0.00
ProFund VP Money Market	10.00	10.15	0.00
ProFund VP Oil & Gas	10.00	10.35	0.00
ProFund VP OTC	10.00	10.23	0.00
ProFund VP Pharmaceuticals	10.00	10.93	0.00
ProFund VP Precious Metals	10.00	8.66	0.00
ProFund VP Real Estate	10.00	11.97	0.00
ProFund VP Rising Rates Opportunity	10.00	9.26	0.00
ProFund VP Semiconductor	10.00	9.08	0.00
ProFund VP Short Dow 30	10.00	9.30	0.00
ProFund VP Short Mid-Cap	10.00	10.21	0.00
ProFund VP Short OTC	10.00	9.85	0.00
ProFund VP Short Small-Cap	10.00	9.79	0.00
ProFund VP Small-Cap	10.00	10.08	0.00
ProFund VP Small-Cap Growth	10.00	9.77	0.00
ProFund VP Small-Cap Value	10.00	10.22	0.00
ProFund VP Technology	10.00	10.37	0.00
ProFund VP Telecommunications	10.00	11.85	0.00
ProFund VP U.S. Government Plus	10.00	10.97	0.00
ProFund VP UltraBull	10.00	11.31	0.00
ProFund VP UltraMid-Cap	10.00	9.47	0.00
ProFund VP UltraOTC	10.00	10.13	0.00
ProFund VP UltraSmall-Cap	10.00	9.98	0.00
ProFund VP Utilities	10.00	11.81	0.00
Rydex VT Dynamic Dow Fund	10.00	11.64	0.00
Rydex VT Dynamic OTC Fund	10.00	10.12	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.32	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.55	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.91	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.08	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.91	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.89	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.39	0.00

Table 2 – 3.90% Asset Charge

Base Contract with 5% Extra Credit Rider; Estate Planning Rider and GMDB Rider with 6% Roll-Up; And GMIB Plus Rider
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
AIM V.I. Basic Value Series II	10.00	10.46	0.00
AIM V.I. Global Real Estate Series II	10.00	12.57	0.00
AIM V.I. International Growth Series II	10.00	10.86	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.25	0.00
Alger American Small Capitalization	10.00	10.15	0.00
American Century VP Income & Growth Fund	10.00	10.88	0.00
American Century VP International Fund	10.00	10.62	0.00
American Century VP Large Company Value Fund	10.00	10.99	0.00
American Century VP Mid Cap Value Fund	10.00	10.86	0.00
American Century VP Ultra Fund	10.00	9.53	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.76	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	10.99	0.00
DireXion Dynamic HY Bond Fund	10.00	10.07	0.00
DireXion Evolution Managed Bond Fund	10.00	10.00	0.00
DireXion Evolution All-Cap Equity Fund	10.00	9.68	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.00	0.00
Dreyfus VIF International Value Portfolio	10.00	10.44	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.74	0.00
PIMCO VIT All Asset Portfolio	10.00	10.69	0.00
PIMCO VIT High Yield Portfolio	10.00	10.36	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.08	0.00
PIMCO VIT Real Return Portfolio	10.00	10.00	0.00
PIMCO VIT Total Return Portfolio	10.00	10.19	0.00
ProFund Access VP High Yield	10.00	9.98	0.00
ProFund VP Asia 30	10.00	11.29	0.00
ProFund VP Banks	10.00	10.54	0.00
ProFund VP Basic Materials	10.00	9.77	0.00
ProFund VP Bear	10.00	9.30	0.00
ProFund VP Biotechnology	10.00	10.07	0.00
ProFund VP Bull	10.00	10.62	0.00
ProFund VP Consumer Goods	10.00	10.80	0.00
ProFund VP Consumer Services	10.00	10.64	0.00
ProFund VP Dow 30	10.00	11.13	0.00
ProFund VP Europe 30	10.00	10.25	0.00
ProFund VP Financials	10.00	10.83	0.00
ProFund VP Health Care	10.00	10.55	0.00
ProFund VP Industrials	10.00	9.89	0.00
ProFund VP Internet	10.00	9.86	0.00
ProFund VP Japan	10.00	10.19	0.00
ProFund VP Large-Cap Growth	10.00	10.48	0.00
ProFund VP Large-Cap Value	10.00	10.74	0.00
ProFund VP Mid-Cap Growth	10.00	9.56	0.00
ProFund VP Mid-Cap Value	10.00	9.92	0.00
ProFund VP Money Market	10.00	10.00	0.00
ProFund VP Oil & Gas	10.00	10.19	0.00
ProFund VP OTC	10.00	10.08	0.00
ProFund VP Pharmaceuticals	10.00	10.76	0.00
ProFund VP Precious Metals	10.00	8.53	0.00
ProFund VP Real Estate	10.00	11.79	0.00
ProFund VP Rising Rates Opportunity	10.00	9.13	0.00
ProFund VP Semiconductor	10.00	8.94	0.00
ProFund VP Short Dow 30	10.00	9.16	0.00
ProFund VP Short Mid-Cap	10.00	10.06	0.00
ProFund VP Short OTC	10.00	9.71	0.00
ProFund VP Short Small-Cap	10.00	9.65	0.00
ProFund VP Small-Cap	10.00	9.93	0.00
ProFund VP Small-Cap Growth	10.00	9.62	0.00
ProFund VP Small-Cap Value	10.00	10.07	0.00
ProFund VP Technology	10.00	10.22	0.00
ProFund VP Telecommunications	10.00	11.67	0.00
ProFund VP U.S. Government Plus	10.00	10.80	0.00
ProFund VP UltraBull	10.00	11.14	0.00
ProFund VP UltraMid-Cap	10.00	9.33	0.00
ProFund VP UltraOTC	10.00	9.98	0.00
ProFund VP UltraSmall-Cap	10.00	9.83	0.00
ProFund VP Utilities	10.00	11.64	0.00
Rydex VT Dynamic Dow Fund	10.00	11.47	0.00
Rydex VT Dynamic OTC Fund	10.00	9.97	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.15	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.43	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.01	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.59	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.92	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.76	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.73	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.21	0.00

Appendix I

Five for Life Plus Rider – Examples

Basic Calculations

Example 1: Assume You select the Five for Life Plus Rider when You purchase Your contract, You are age 65 and Your initial premium is $100,000.

•        Your Guaranteed Payment Benefit (GPB) is $100,000, which is Your initial premium.

•        Your GPA is $7,000, which is 7% of Your initial GPB.

•        Your LPA is $5,000, which is 5% of Your initial GPB.

Example 2: Assume the same facts as Example 1.  If You make an additional premium payment of $50,000, then:

•        Your GPB would be $150,000, which is Your prior GPB ($100,000) plus Your additional premium payment ($50,000).

•        Your GPA is $10,500, which is Your prior GPA ($7,000) plus 7% of Your additional premium payment ($3,500).

•        Your LPA is $7,500, which is Your prior LPA ($5,000) plus 5% of Your additional premium payment ($2,500).

Example 3: Assume the same facts as Example 1.  If You withdraw the maximum LPA ($5,000) before the end of the first contract year, then

•        Your GPB becomes $95,000, which is Your prior GPB ($100,000) minus the LPA withdrawal ($5,000).

•        Your GPA for the next year remains $7,000, because You did not take more than the maximum GPA ($7,000).

•        Your LPA for the next year remains $5,000, because You did not take more than the maximum LPA ($5,000).

Example 4: Assume the same facts as Example 1, except the issue age is 64. You would not have an LPA benefit until age 65. On Your first contract anniversary You would be 65, so Your LPA would calculate.

•        Your GPB is $100,000, which was Your initial premium.

•        Your GPA is $7,000, which is 7% of Your initial GPB.

•        Your LPA would be $5,000, which is 5% of Your GPB ($100,000) on Your contract anniversary.

Withdrawals for more than Your GPA

Example 5: Assume the same facts as Example 1.  If You withdraw $40,000 and Your accumulation value is $150,000 at the time of withdrawal, then

•        Your GBP is $60,000, which is the lesser of Your new accumulation value ($110,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).

•        Your GPA is $7,000, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

•        Your LPA is $5,000, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

Example 6: Assume the same facts as Example 1.  If You withdraw $60,000 and Your accumulation value is $150,000 at the time of withdrawal, then

•        Your GBP is $40,000, which is the lesser of Your new accumulation value ($90,000) and Your GPB prior to the withdrawal minus the withdrawal ($40,000).

•        Your GPA is $6,300, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

•        Your LPA is $4,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

Example 7: Assume the same facts as Example 1.  If You withdraw $40,000 and Your accumulation value is $90,000 at the time of withdrawal, then

•        Your GBP is $50,000, which is the lesser of Your new accumulation value ($50,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).

•        Your GPA is $4,200, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.

•        Your LPA is $2,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.

Step-Up

Example 8: Assume the same facts as in Example 1. If You elect to “Step-Up” Your benefit after the 1st contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the first year the rider has been in force, and Your accumulation value at the time of step up is $120,000, then

•        Your GPB is $120,000, which is Your accumulation value on the Step-Up Date.

•        Your new GPA is $8,400, which is the greater of Your GPA prior to Step-Up ($7,000) and 7% of Your new GPB ($120,000).

•        Your new LPA is $6,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($120,000).

Example 9: Assume the same facts as in Example 1. If You had taken $5,000 withdrawals each of Your first 5 contract years, Your GPB would be $75,000.  If You elect to “Step-Up” Your benefit after the 5th contract anniversary and Your accumulation value at the time of step up is $90,000, then

•        Your GPB is $90,000, which is Your accumulation value on the Step-Up Date.

•        Your new GPA is $7,000, which is the greater of Your GPA prior to Step-Up ($7,000) and 7% of Your new GPB ($90,000).

•        Your new LPA is $5,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).

Bonus Credit

Example 10: Assume the same facts as in Example 1. If You have not taken any withdrawals as of Your first contract anniversary, You would get a Bonus Credit, then

•        Your GPB is $102,000, which is Your GPB prior to the Bonus Credit ($100,000) plus 2% of Your initial GPB ($100,000).

•        Your GPA is $7,140, which is the greater of Your GPA prior to the Bonus Credit ($7,000) and 7% of Your current GPB ($102,000).

•        Your LPA is $5,100, which is the greater of Your LPA prior to the Bonus Credit ($5,000) and 5% of Your current GPB ($102,000).

Example 11: Assume the same facts as in Example 3. Since You took a withdrawal in year 1, You would not get a Bonus Credit in year 1.  If You have not taken any withdrawals in year 2, You would get a Bonus Credit, then

•        Your GPB is $97,000, which is Your GPB prior to the Bonus Credit ($95,000) plus 2% of Your initial GPB ($100,000).

•        Your GPA is $7,000, which is the greater of Your GPA prior to the Bonus Credit ($7,000) and 7% of Your current GPB ($97,000).

•        Your LPA is $5,000, which is the greater of Your LPA prior to the Bonus Credit ($5,000) and 5% of Your current GPB ($97,000).

Example 12:  Assume the same facts as in Example 11.  Since You took a withdrawal in year 1, You would not get a bonus credit in year 1.  Since You did not take a withdrawal in year 2, You would receive a bonus credit in year 2.  Now assume You took a withdrawal in year 3 for $50,000.  You would not get a bonus credit in year 3 and, because the $50,000 exceeds Your GPA of $7,000, You will not be eligible to receive any more bonus credits, even if You do not take withdrawals in years 4 and 5.

Additional Examples

Example 13: Assume the same facts as in Example 1, except the issue age is 60.  Since the issue age is 60, the LPA would not calculate for 5 years (until age 65).  Assume You take withdrawals of $5,000 each of the first 5 years, then

•        Your GPB is $75,000, which is Your initial GPB ($100,000) minus $5,000 for 5 years.

•        Your GPA is $7,000, which is Your initial GPA ($7,000), since You have not taken more than Your GPA in any contract year.

•        Your initial LPA is $3,750, which is 5% times Your GPB ($75,000) on Your 5th contract anniversary.

Example 14: Assume the same facts as in Example 13.  If You take a withdrawal for $4,000 which is greater than Your LPA, but less than Your GPA, then Your LPA would recalculate, and

•        Your GPB is $71,000, which is Your prior GPB ($75,000) minus Your withdrawal ($4,000) since the withdrawal was less than the GPA.

•        Your GPA for the next year remains $7,000, because You did not take more than the maximum GPA ($7,000).

•        Your LPA is $3,550, which is 5% times Your GPB ($71,000).

Appendix II

GMIB Plus Rider

Example 1:  Assumes a 55 year old male elects the GMIB Plus Rider at issue.  At age 65, the contract holder wishes to annuitize for a life payout option.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$100,000.00
	Base Contract Income Factor	4.85
	Base Contract Monthly Income Payment	$485.00

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual step-up Benefit	$125,000
	GMIB Accumulation value (greater of roll-up and annual step-up benefit)	$162,889
	GMIB Income Factor	3.82
	GMIB Monthly Income Payment	$622.24

	Monthly Income Payment (greatest income payment)	$622.24

 Example 2:  Assumes the same facts as Example 1.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$140,000.00
	Base Contract Income Factor	4.85
	Base Contract Monthly Income Payment	$679.00

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual step-up Benefit	$190,000
	GMIB Accumulation value (greater of roll-up and annual step-up benefit)	$190,000
	GMIB Income Factor	3.82
	GMIB Monthly Income Payment	$725.80

	Monthly Income Payment (greatest income payment)	$725.80

Example 3:  Assumes the same facts as Example 1.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$150,000.00
	Base Contract Income Factor	4.85
	Base Contract Monthly Income Payment	$727.50

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual step-up Benefit	$160,000
	GMIB Accumulation value (greater of roll-up and annual step-up benefit)	$162,889
	GMIB Income Factor	3.82
	GMIB Monthly Income Payment	$622.24

	Monthly Income Payment (greatest income payment)	$727.50

Example 4:  Assumes a 55 year old male elects the GMIB Plus Rider at issue.  At age 65, the contract holder chooses not to annuitize and keeps the contract inforce.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value before GMAB benefit	$90,000.00

	GMAB Benefit	$100,000.00

	Base Contract Account Value after GMAB benefit	$100,000.00

Example 5:  Assumes the same facts as Example 4.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value before GMAB benefit	$150,000.00

	GMAB Benefit	$100,000.00

	Base Contract Account Value after GMAB benefit	$150,000.00

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate account  C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office  at:

Midland National Life Insurance Company

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102.

SEC File No. 811-07772

vector2_sai.htm - Midland National Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION FOR THE
VECTOR II VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Offered by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565(toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vector II Variable Annuity (“contract”) offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2010, by contacting Us at our Principal Office using the above address and phone numbers.  Terms used in the current Prospectus for the contract are incorporated in this document.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT and the prospectuses for all of the portfolios currently available in the contract.

Dated May 1, 2010

THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

Other Investment Division Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACT

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

CONDENSED FINANCIALS

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.  A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

Accumulation Unit Value

We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•        First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

•        Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

•        Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily current charge for the basic contract, without the optional riders, is currently 0.005205%, which is an effective annual rate of 1.90% for contracts with an accumulation value between $0 -$24,999; 0.004658% which is an annual rate of 1.75% for contracts with an accumulation value between $25,000 – $99,999 and 0.004521% which is an annual rate of 1.65% for contracts with an accumulation value of $100,000 and over.  This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.  The daily charge, for a contract with the maximum rider charges, is currently 0.010685% which is an effective annual rate of 3.90% for contracts with an accumulation value between $0 - $24,999; 0.010137% which is an annual rate of 3.75% for contracts with an accumulation value between $25,000 - $99,999 and 0.010000 which is an annual rate of 3.65% for contracts with an accumulation value of $100,000 and over.

•    Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10.  The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1) =  the Annuity Unit Value for the preceding business day:

(2) =  the net investment factor (as described above) for that division on that business day.

(3) =  the investment result adjustment factor (0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Rydex VT U.S. Government Money Market Fund investment division and the ProFund VP Money Market investment division (collectively, called “the money market investment division” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment division or on their respective portfolio securities. This current annualized yield is computed for the money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment division of the Separate Account will be lower than the yield for the respective money market investment division or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment division or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment division or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment Division Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment division) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30- day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]

cd

Where:     a =     net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.

                   b =    expenses accrued for the period (net of reimbursements).

                   c =     the average daily number of units outstanding during the period.

                   d =    the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:            P =        a hypothetical initial payment of $1,000

                         T =        average annual total return

                         n =        number of years

        ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $16,070 so it is calculated as 0.19% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.

Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force (b) whether the optional Extra Credit Rider is selected; (c) whether other optional riders are selected.  Accordingly, Midland may disclose the following types of average annual total return:

1.      The contract is surrendered and has the highest possible combination of riders;

2.      The contract is surrendered, but no optional riders are selected;

3.      The contract is surrendered, the Extra Credit Rider is selected but no other optional riders are selected;

4.      The contract is not surrendered, the Extra Credit Rider is not selected, but other optional riders are selected up to the maximum rider mortality and expense risk charge of 2.0%; and

5.      The contract is not surrendered, and neither the Extra Credit Rider nor any other optional riders are selected.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown.  Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%.  The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] - 1

Where:          CTR =     the cumulative total return net of investment division recurring charges for the period.

                       ERV =     ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                       P      =     an assumed initial payment of $1,000

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $16,070 so it is calculated as $30/$16,070, or 0.19% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other Qualified contract which is eligible to “rollover” into an IRA (except 403(b) contracts). The Company differentiates between Non-Qualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax advisor should be consulted with and relied upon before You effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Non-Qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner's “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.  Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement.  These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.  Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If Your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations.  The contract can be used with such plans.  Under such plans a participant may specify the form of investment in which his or her participation will be made.  Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.   In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company) serves as principal underwriter for the contracts.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Our distribution agreement with Sammons Securities Company allows for 100% pass-thruogh of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C.

Fiscal Year	Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Underwriting Fee Paid to Sammons Securities Company**

2007	$532,839	$437,630
2008	$1,077,960	$173,599
2009	$1,870,510	$104,194

*Represents commissions paid on Vector II variable annuity contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

•         “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We also paid flat dollar amounts to certain firms. Our sales and marketing personnel were permitted to attend selling firm’s annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm’s registered representatives. During 2009, We made such payments of between $5,000 and $12,000 to eight selling firms; lesser amounts were paid to other selling firms.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets.  Records are maintained of all premiums and redemptions of fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate.  The availability of certain contract rights and provisions depends on state approval and/or filing and review processes.  Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National.  As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2009, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

100 E. Wisconsin Ave., Suite 1800
Milwaukee, WI 53202

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.

Table 1 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract - No Riders
Access VP High Yield	9.80	11.26	0.00
Adaptive Allocation Portfolio	7.73	9.16	0.00
AIM V.I. Basic Value Series II	4.99	7.25	2,138.98
AIM V.I. Global Real Estate Series II	6.41	8.26	276.47
AIM V.I. International Growth Series II	7.24	9.59	1,066.18
AIM V.I. Mid Cap Core Equity Series II	7.82	9.98	2,610.40
Alger Small Cap Growth Portfolio	8.51	12.17	0.00
American Century VP Income & Growth Fund	7.63	8.82	0.00
American Century VP International Fund	8.85	11.62	842.21
American Century VP Large Company Value Fund	7.28	8.58	1,439.56
American Century VP Mid Cap Value Fund	9.02	11.51	0.00
American Century VP Ultra Fund	6.46	8.54	0.00
Chariot Absolute Return Currency	0.00	9.80	94,367.02
Credit Suisse Trust – International Equity Flex III Portfolio	4.89	6.34	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.99	8.94	0.00
DireXion Dynamic HY Bond Fund	8.68	9.37	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.14	9.36	0.00
Dreyfus VIF Appreciation Portfolio	8.09	9.71	0.00
Dreyfus VIF International Value Portfolio	6.64	8.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.22	7.81	794.88
PIMCO VIT All Asset Portfolio	9.52	11.36	2,537.40
PIMCO VIT High Yield Portfolio	8.02	11.04	10,237.94
PIMCO VIT Low Duration Portfolio	10.54	11.72	13,529.55
PIMCO VIT Real Return Portfolio	10.05	11.68	3,253.93
PIMCO VIT Total Return Portfolio	11.35	12.71	14,212.29
ProFund VP Asia 30	8.03	12.17	919.87
ProFund VP Banks	3.98	3.75	0.00
ProFund VP Basic Materials	6.07	9.69	1,209.59
ProFund VP Bear	12.82	9.08	2,336.61
ProFund VP Biotechnology	9.93	10.12	0.00
ProFund VP Bull	6.71	8.20	40,693.55
ProFund VP Consumer Goods	8.34	9.97	0.00
ProFund VP Consumer Services	6.56	8.43	362.16
ProFund VP Dow 30	7.74	9.00	0.00
ProFund VP Emerging Markets	4.94	7.89	5,979.06
ProFund VP Europe 30	6.44	8.37	351.32
ProFund VP Falling U.S. Dollar	9.26	9.40	0.00
ProFund VP Financials	4.24	4.79	0.00
ProFund VP Health Care	8.34	9.80	0.00
ProFund VP Industrials	6.44	7.86	363.35
ProFund VP International	5.33	6.53	0.00
ProFund VP Internet	5.87	10.22	0.00
ProFund VP Japan	5.31	5.76	0.00
ProFund VP Large-Cap Growth	7.08	9.02	254.00
ProFund VP Large-Cap Value	6.27	7.36	0.00
ProFund VP Mid-Cap	6.05	7.90	0.00
ProFund VP Mid-Cap Growth	6.40	8.70	0.00
ProFund VP Mid-Cap Value	6.25	8.03	0.00
ProFund VP Money Market	10.25	10.07	122,754.46
ProFund VP NASDAQ-100	6.68	9.97	19,672.21
ProFund VP Oil & Gas	8.34	9.46	977.12
ProFund VP Pharmaceuticals	8.68	9.97	0.00
ProFund VP Precious Metals	7.08	9.42	1,648.43
ProFund VP Real Estate	5.45	6.85	330.33
ProFund VP Rising Rates Opportunity	5.26	6.83	0.00
ProFund VP Semiconductor	4.71	7.59	15,821.77
ProFund VP Short Dow 30	10.96	8.03	0.00
ProFund VP Short Emerging Markets	12.83	6.47	0.00
ProFund VP Short International	13.87	9.50	0.00
ProFund VP Short Mid-Cap	12.62	8.01	1,885.05
ProFund VP Short NASDAQ-100	12.46	7.26	2,438.40
ProFund VP Short Small-Cap	12.25	8.14	7,267.76
ProFund VP Small-Cap	6.14	7.61	0.00
ProFund VP Small-Cap Growth	6.47	8.02	0.00
ProFund VP Small-Cap Value	6.34	7.50	0.00
ProFund VP Technology	6.37	10.10	309.13
ProFund VP Telecommunications	8.13	8.57	13,915.23
ProFund VP U.S. Government Plus	17.45	11.55	0.00
ProFund VP UltraBull	3.59	5.10	16,716.82
ProFund VP UltraMid-Cap	3.15	5.13	1,960.70
ProFund VP UltraNASDAQ-100	3.42	7.37	15,036.03
ProFund VP UltraShort Dow 30	13.69	7.25	341.50
ProFund VP UltraShort NASDAQ-100	17.55	6.19	1,240.35
ProFund VP UltraSmall-Cap	2.83	3.89	0.00
ProFund VP Utilities	9.15	9.95	225.48
Rydex VT Dow 2x Strategy Fund	4.65	31.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.08	6.57	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.43	7.34	0.00
Rydex VT S&P 500 2x Strategy Fund	3.52	5.05	0.00
Rydex VT U.S. Government Money Market Fund	10.37	10.19	0.00
Van Eck Worldwide Hard Assets Fund	7.46	11.49	1,323.67
Van Kampen LIT Growth and Income Portfolio	7.30	8.91	1,077.75
Van Kampen UIF Emerging Markets Debt Portfolio	9.38	11.99	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.50	10.86	1,355.87
Van Kampen UIF Mid Cap Growth Portfolio	6.23	9.64	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.63	9.07	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.13	7.73	0.00

Table 2 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with GMDB with 3% Roll-Up
Access VP High Yield	9.78	11.22	0.00
Adaptive Allocation Portfolio	7.71	9.14	0.00
AIM V.I. Basic Value Series II	4.98	7.22	0.00
AIM V.I. Global Real Estate Series II	6.39	8.23	0.00
AIM V.I. International Growth Series II	7.22	9.56	0.00
AIM V.I. Mid Cap Core Equity Series II	7.80	9.94	0.00
Alger Small Cap Growth Portfolio	7.59	10.84	0.00
American Century VP Income & Growth Fund	7.28	8.42	0.00
American Century VP International Fund	8.23	10.79	0.00
American Century VP Large Company Value Fund	7.16	8.42	0.00
American Century VP Mid Cap Value Fund	8.54	10.89	0.00
American Century VP Ultra Fund	6.61	8.72	0.00
Chariot Absolute Return Currency	0.00	9.80	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.88	6.31	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.97	8.90	0.00
DireXion Dynamic HY Bond Fund	8.66	9.33	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.12	9.33	0.00
Dreyfus VIF Appreciation Portfolio	8.07	9.68	0.00
Dreyfus VIF International Value Portfolio	6.62	8.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.90	7.40	0.00
PIMCO VIT All Asset Portfolio	9.49	11.32	0.00
PIMCO VIT High Yield Portfolio	7.99	11.00	0.00
PIMCO VIT Low Duration Portfolio	10.51	11.68	0.00
PIMCO VIT Real Return Portfolio	10.02	11.64	0.00
PIMCO VIT Total Return Portfolio	11.32	12.66	0.00
ProFund VP Asia 30	8.01	12.12	0.00
ProFund VP Banks	3.97	3.74	0.00
ProFund VP Basic Materials	6.06	9.66	0.00
ProFund VP Bear	12.78	9.05	0.00
ProFund VP Biotechnology	9.90	10.08	0.00
ProFund VP Bull	6.70	8.17	0.00
ProFund VP Consumer Goods	8.32	9.93	0.00
ProFund VP Consumer Services	6.54	8.40	0.00
ProFund VP Dow 30	7.71	8.96	0.00
ProFund VP Emerging Markets	4.94	7.87	0.00
ProFund VP Europe 30	6.42	8.34	0.00
ProFund VP Falling U.S. Dollar	9.25	9.38	0.00
ProFund VP Financials	4.23	4.78	0.00
ProFund VP Health Care	8.32	9.76	0.00
ProFund VP Industrials	6.42	7.83	0.00
ProFund VP International	5.32	6.52	0.00
ProFund VP Internet	5.85	10.18	0.00
ProFund VP Japan	5.30	5.74	0.00
ProFund VP Large-Cap Growth	7.06	8.99	0.00
ProFund VP Large-Cap Value	6.25	7.33	0.00
ProFund VP Mid-Cap	6.04	7.88	0.00
ProFund VP Mid-Cap Growth	6.39	8.67	0.00
ProFund VP Mid-Cap Value	6.23	8.00	0.00
ProFund VP Money Market	10.22	10.03	0.00
ProFund VP NASDAQ-100	6.66	9.93	0.00
ProFund VP Oil & Gas	8.32	9.43	0.00
ProFund VP Pharmaceuticals	8.66	9.94	0.00
ProFund VP Precious Metals	7.06	9.38	0.00
ProFund VP Real Estate	5.44	6.83	0.00
ProFund VP Rising Rates Opportunity	5.24	6.80	0.00
ProFund VP Semiconductor	4.70	7.56	0.00
ProFund VP Short Dow 30	10.93	8.00	0.00
ProFund VP Short Emerging Markets	12.82	6.45	0.00
ProFund VP Short International	13.86	9.48	0.00
ProFund VP Short Mid-Cap	12.59	7.98	0.00
ProFund VP Short NASDAQ-100	12.42	7.24	0.00
ProFund VP Short Small-Cap	12.22	8.11	0.00
ProFund VP Small-Cap	6.13	7.58	0.00
ProFund VP Small-Cap Growth	6.45	7.99	0.00
ProFund VP Small-Cap Value	6.32	7.47	0.00
ProFund VP Technology	6.35	10.07	0.00
ProFund VP Telecommunications	8.11	8.54	0.00
ProFund VP U.S. Government Plus	17.40	11.51	0.00
ProFund VP UltraBull	3.58	5.08	0.00
ProFund VP UltraMid-Cap	3.14	5.11	0.00
ProFund VP UltraNASDAQ-100	3.41	7.35	0.00
ProFund VP UltraShort Dow 30	13.67	7.24	0.00
ProFund VP UltraShort NASDAQ-100	17.53	6.18	0.00
ProFund VP UltraSmall-Cap	2.82	3.88	0.00
ProFund VP Utilities	9.12	9.92	0.00
Rydex VT Dow 2x Strategy Fund	4.64	31.15	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.05	6.55	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.42	7.31	0.00
Rydex VT S&P 500 2x Strategy Fund	3.51	5.04	0.00
Rydex VT U.S. Government Money Market Fund	10.35	10.16	0.00
Van Eck Worldwide Hard Assets Fund	7.44	11.45	0.00
Van Kampen LIT Growth and Income Portfolio	7.28	8.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.35	11.95	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.48	10.82	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.22	9.60	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.61	9.03	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.11	7.71	0.00

Table 3 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.45% M&E Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	9.76	11.20	0.00
Adaptive Allocation Portfolio	7.71	9.13	0.00
AIM V.I. Basic Value Series II	4.97	7.21	0.00
AIM V.I. Global Real Estate Series II	6.39	8.21	117.70
AIM V.I. International Growth Series II	7.21	9.54	180.21
AIM V.I. Mid Cap Core Equity Series II	7.79	9.92	1,246.17
Alger Small Cap Growth Portfolio	9.71	13.86	0.00
American Century VP Income & Growth Fund	8.22	9.50	0.00
American Century VP International Fund	9.75	12.78	75.01
American Century VP Large Company Value Fund	7.24	8.51	63.59
American Century VP Mid Cap Value Fund	8.97	11.42	0.00
American Century VP Ultra Fund	6.43	8.48	0.00
Chariot Absolute Return Currency	0.00	9.79	73,548.94
Credit Suisse Trust – International Equity Flex III Portfolio	4.87	6.30	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.96	8.89	0.00
DireXion Dynamic HY Bond Fund	8.65	9.31	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.11	9.31	0.00
Dreyfus VIF Appreciation Portfolio	8.06	9.66	0.00
Dreyfus VIF International Value Portfolio	6.61	8.48	35.47
Goldman Sachs VIT Structured Small Cap Equity Fund	6.18	7.75	70.10
PIMCO VIT All Asset Portfolio	9.48	11.30	56.48
PIMCO VIT High Yield Portfolio	7.98	10.98	3,146.80
PIMCO VIT Low Duration Portfolio	10.50	11.66	2,643.40
PIMCO VIT Real Return Portfolio	10.01	11.61	1,356.40
PIMCO VIT Total Return Portfolio	11.31	12.64	2,971.33
ProFund VP Asia 30	8.00	12.10	1,202.99
ProFund VP Banks	3.97	3.73	69.75
ProFund VP Basic Materials	6.05	9.64	148.19
ProFund VP Bear	12.76	9.03	2,295.32
ProFund VP Biotechnology	9.89	10.06	0.00
ProFund VP Bull	6.69	8.16	10,252.34
ProFund VP Consumer Goods	8.31	9.91	31.15
ProFund VP Consumer Services	6.54	8.39	0.00
ProFund VP Dow 30	7.70	8.95	34.98
ProFund VP Emerging Markets	4.94	7.86	4,483.34
ProFund VP Europe 30	6.42	8.33	50.67
ProFund VP Falling U.S. Dollar	9.24	9.37	30.51
ProFund VP Financials	4.23	4.77	120.28
ProFund VP Health Care	8.31	9.74	32.88
ProFund VP Industrials	6.42	7.81	0.00
ProFund VP International	5.32	6.51	0.00
ProFund VP Internet	5.84	10.17	88.27
ProFund VP Japan	5.29	5.73	0.00
ProFund VP Large-Cap Growth	7.05	8.97	95.30
ProFund VP Large-Cap Value	6.25	7.32	0.00
ProFund VP Mid-Cap	6.04	7.87	0.00
ProFund VP Mid-Cap Growth	6.38	8.65	69.23
ProFund VP Mid-Cap Value	6.22	7.99	0.00
ProFund VP Money Market	10.20	10.02	67,946.80
ProFund VP NASDAQ-100	6.65	9.92	14,116.19
ProFund VP Oil & Gas	8.31	9.41	459.56
ProFund VP Pharmaceuticals	8.65	9.92	220.47
ProFund VP Precious Metals	7.05	9.37	1,316.01
ProFund VP Real Estate	5.43	6.81	213.25
ProFund VP Rising Rates Opportunity	5.23	6.79	0.00
ProFund VP Semiconductor	4.69	7.55	11,632.81
ProFund VP Short Dow 30	10.91	7.99	0.00
ProFund VP Short Emerging Markets	12.81	6.45	0.00
ProFund VP Short International	13.85	9.47	0.00
ProFund VP Short Mid-Cap	12.57	7.97	695.22
ProFund VP Short NASDAQ-100	12.41	7.22	1,398.82
ProFund VP Short Small-Cap	12.20	8.10	5,236.57
ProFund VP Small-Cap	6.12	7.57	40.67
ProFund VP Small-Cap Growth	6.44	7.97	31.71
ProFund VP Small-Cap Value	6.32	7.46	0.00
ProFund VP Technology	6.34	10.05	0.00
ProFund VP Telecommunications	8.09	8.52	10,248.72
ProFund VP U.S. Government Plus	17.38	11.49	0.00
ProFund VP UltraBull	3.57	5.07	12,184.59
ProFund VP UltraMid-Cap	3.14	5.10	127.97
ProFund VP UltraNASDAQ-100	3.41	7.33	11,590.52
ProFund VP UltraShort Dow 30	13.67	7.23	237.52
ProFund VP UltraShort NASDAQ-100	17.52	6.17	0.00
ProFund VP UltraSmall-Cap	2.81	3.87	0.00
ProFund VP Utilities	9.11	9.90	280.01
Rydex VT Dow 2x Strategy Fund	4.63	31.09	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.03	6.53	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.42	7.30	0.00
Rydex VT S&P 500 2x Strategy Fund	3.50	5.03	0.00
Rydex VT U.S. Government Money Market Fund	9.86	9.68	0.00
Van Eck Worldwide Hard Assets Fund	7.43	11.43	0.00
Van Kampen LIT Growth and Income Portfolio	7.28	8.86	204.22
Van Kampen UIF Emerging Markets Debt Portfolio	9.34	11.92	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.47	10.80	858.87
Van Kampen UIF Mid Cap Growth Portfolio	6.21	9.58	119.23
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.60	9.02	60.23
Van Kampen UIF U.S. Real Estate Portfolio	6.10	7.69	0.00

Table 4 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.30% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and Estate Planning Rider Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
Access VP High Yield	9.75	11.18	0.00
Adaptive Allocation Portfolio	7.70	9.12	0.00
AIM V.I. Basic Value Series II	4.97	7.20	0.00
AIM V.I. Global Real Estate Series II	6.38	8.20	0.00
AIM V.I. International Growth Series II	7.20	9.52	0.00
AIM V.I. Mid Cap Core Equity Series II	7.78	9.91	0.00
Alger Small Cap Growth Portfolio	12.75	18.20	0.00
American Century VP Income & Growth Fund	10.13	11.70	0.00
American Century VP International Fund	11.51	15.09	0.00
American Century VP Large Company Value Fund	7.22	8.49	0.00
American Century VP Mid Cap Value Fund	8.95	11.40	0.00
American Century VP Ultra Fund	6.41	8.46	0.00
Chariot Absolute Return Currency	0.00	9.79	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.86	6.29	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.95	8.87	0.00
DireXion Dynamic HY Bond Fund	8.63	9.30	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.10	9.29	0.00
Dreyfus VIF Appreciation Portfolio	8.04	9.64	0.00
Dreyfus VIF International Value Portfolio	6.61	8.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.17	7.73	0.00
PIMCO VIT All Asset Portfolio	9.47	11.27	0.00
PIMCO VIT High Yield Portfolio	7.97	10.96	0.00
PIMCO VIT Low Duration Portfolio	10.48	11.64	0.00
PIMCO VIT Real Return Portfolio	10.00	11.59	0.00
PIMCO VIT Total Return Portfolio	11.29	12.62	0.00
ProFund VP Asia 30	7.99	12.08	0.00
ProFund VP Banks	3.96	3.72	0.00
ProFund VP Basic Materials	6.04	9.62	0.00
ProFund VP Bear	12.75	9.02	0.00
ProFund VP Biotechnology	9.87	10.04	0.00
ProFund VP Bull	6.68	8.14	0.00
ProFund VP Consumer Goods	8.30	9.89	0.00
ProFund VP Consumer Services	6.53	8.37	0.00
ProFund VP Dow 30	7.69	8.93	0.00
ProFund VP Emerging Markets	4.93	7.86	0.00
ProFund VP Europe 30	6.41	8.31	0.00
ProFund VP Falling U.S. Dollar	9.24	9.36	0.00
ProFund VP Financials	4.22	4.76	0.00
ProFund VP Health Care	8.30	9.73	0.00
ProFund VP Industrials	6.41	7.80	0.00
ProFund VP International	5.32	6.50	0.00
ProFund VP Internet	5.84	10.15	0.00
ProFund VP Japan	5.28	5.72	0.00
ProFund VP Large-Cap Growth	7.04	8.96	0.00
ProFund VP Large-Cap Value	6.24	7.31	0.00
ProFund VP Mid-Cap	6.04	7.87	0.00
ProFund VP Mid-Cap Growth	6.37	8.64	0.00
ProFund VP Mid-Cap Value	6.21	7.97	0.00
ProFund VP Money Market	10.19	10.00	0.00
ProFund VP NASDAQ-100	6.64	9.90	0.00
ProFund VP Oil & Gas	8.29	9.39	0.00
ProFund VP Pharmaceuticals	8.64	9.90	0.00
ProFund VP Precious Metals	7.04	9.35	0.00
ProFund VP Real Estate	5.42	6.80	0.00
ProFund VP Rising Rates Opportunity	5.23	6.78	0.00
ProFund VP Semiconductor	4.68	7.53	0.00
ProFund VP Short Dow 30	10.90	7.98	0.00
ProFund VP Short Emerging Markets	12.81	6.44	0.00
ProFund VP Short International	13.84	9.46	0.00
ProFund VP Short Mid-Cap	12.55	7.95	0.00
ProFund VP Short NASDAQ-100	12.39	7.21	0.00
ProFund VP Short Small-Cap	12.19	8.08	0.00
ProFund VP Small-Cap	6.11	7.55	0.00
ProFund VP Small-Cap Growth	6.43	7.96	0.00
ProFund VP Small-Cap Value	6.31	7.45	0.00
ProFund VP Technology	6.34	10.03	0.00
ProFund VP Telecommunications	8.08	8.51	0.00
ProFund VP U.S. Government Plus	17.36	11.47	0.00
ProFund VP UltraBull	3.57	5.06	0.00
ProFund VP UltraMid-Cap	3.13	5.09	0.00
ProFund VP UltraNASDAQ-100	3.40	7.32	0.00
ProFund VP UltraShort Dow 30	13.66	7.22	0.00
ProFund VP UltraShort NASDAQ-100	17.51	6.17	0.00
ProFund VP UltraSmall-Cap	2.81	3.86	0.00
ProFund VP Utilities	9.10	9.88	0.00
Rydex VT Dow 2x Strategy Fund	4.62	31.04	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.02	6.52	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.41	7.29	0.00
Rydex VT S&P 500 2x Strategy Fund	3.50	5.02	0.00
Rydex VT U.S. Government Money Market Fund	9.89	9.71	0.00
Van Eck Worldwide Hard Assets Fund	7.42	11.41	0.00
Van Kampen LIT Growth and Income Portfolio	7.27	8.84	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.33	11.90	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.46	10.78	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.20	9.57	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.60	9.00	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.09	7.68	0.00

Table 5 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	9.74	11.16	0.00
Adaptive Allocation Portfolio	7.69	9.11	0.00
AIM V.I. Basic Value Series II	4.96	7.18	0.00
AIM V.I. Global Real Estate Series II	6.37	8.18	0.00
AIM V.I. International Growth Series II	7.19	9.51	0.00
AIM V.I. Mid Cap Core Equity Series II	7.77	9.89	0.00
Alger Small Cap Growth Portfolio	8.19	11.68	0.00
American Century VP Income & Growth Fund	7.27	8.39	0.00
American Century VP International Fund	8.34	10.93	0.00
American Century VP Large Company Value Fund	7.15	8.41	0.00
American Century VP Mid Cap Value Fund	8.94	11.38	0.00
American Century VP Ultra Fund	6.57	8.66	0.00
Chariot Absolute Return Currency	0.00	9.79	11,783.49
Credit Suisse Trust – International Equity Flex III Portfolio	4.86	6.28	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.94	8.85	0.00
DireXion Dynamic HY Bond Fund	8.62	9.28	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.09	9.28	0.00
Dreyfus VIF Appreciation Portfolio	8.03	9.62	0.00
Dreyfus VIF International Value Portfolio	6.60	8.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.12	7.66	0.00
PIMCO VIT All Asset Portfolio	9.46	11.25	0.00
PIMCO VIT High Yield Portfolio	7.96	10.94	0.00
PIMCO VIT Low Duration Portfolio	10.47	11.62	0.00
PIMCO VIT Real Return Portfolio	9.98	11.57	0.00
PIMCO VIT Total Return Portfolio	11.28	12.59	0.00
ProFund VP Asia 30	7.98	12.06	0.00
ProFund VP Banks	3.96	3.71	0.00
ProFund VP Basic Materials	6.03	9.60	0.00
ProFund VP Bear	12.73	9.00	0.00
ProFund VP Biotechnology	9.86	10.02	0.00
ProFund VP Bull	6.67	8.13	1,228.73
ProFund VP Consumer Goods	8.29	9.88	0.00
ProFund VP Consumer Services	6.52	8.36	0.00
ProFund VP Dow 30	7.68	8.92	0.00
ProFund VP Emerging Markets	4.93	7.85	1,066.47
ProFund VP Europe 30	6.40	8.30	0.00
ProFund VP Falling U.S. Dollar	9.23	9.35	0.00
ProFund VP Financials	4.21	4.75	0.00
ProFund VP Health Care	8.28	9.71	0.00
ProFund VP Industrials	6.40	7.78	0.00
ProFund VP International	5.32	6.49	0.00
ProFund VP Internet	5.83	10.13	0.00
ProFund VP Japan	5.28	5.71	0.00
ProFund VP Large-Cap Growth	7.03	8.94	0.00
ProFund VP Large-Cap Value	6.23	7.29	0.00
ProFund VP Mid-Cap	6.03	7.86	0.00
ProFund VP Mid-Cap Growth	6.36	8.62	0.00
ProFund VP Mid-Cap Value	6.20	7.96	0.00
ProFund VP Money Market	10.18	9.98	9,236.56
ProFund VP NASDAQ-100	6.63	9.88	781.99
ProFund VP Oil & Gas	8.28	9.38	0.00
ProFund VP Pharmaceuticals	8.62	9.88	0.00
ProFund VP Precious Metals	7.03	9.33	0.00
ProFund VP Real Estate	5.42	6.79	0.00
ProFund VP Rising Rates Opportunity	5.22	6.76	0.00
ProFund VP Semiconductor	4.68	7.52	516.11
ProFund VP Short Dow 30	10.89	7.96	0.00
ProFund VP Short Emerging Markets	12.80	6.43	0.00
ProFund VP Short International	13.83	9.45	0.00
ProFund VP Short Mid-Cap	12.54	7.94	0.00
ProFund VP Short NASDAQ-100	12.37	7.20	0.00
ProFund VP Short Small-Cap	12.17	8.07	932.09
ProFund VP Small-Cap	6.10	7.54	0.00
ProFund VP Small-Cap Growth	6.42	7.95	0.00
ProFund VP Small-Cap Value	6.30	7.43	0.00
ProFund VP Technology	6.33	10.01	0.00
ProFund VP Telecommunications	8.07	8.49	457.86
ProFund VP U.S. Government Plus	17.33	11.45	0.00
ProFund VP UltraBull	3.56	5.05	675.33
ProFund VP UltraMid-Cap	3.13	5.08	0.00
ProFund VP UltraNASDAQ-100	3.40	7.31	1,460.56
ProFund VP UltraShort Dow 30	13.65	7.21	0.00
ProFund VP UltraShort NASDAQ-100	17.50	6.16	0.00
ProFund VP UltraSmall-Cap	2.81	3.86	0.00
ProFund VP Utilities	9.09	9.86	0.00
Rydex VT Dow 2x Strategy Fund	4.62	30.98	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.00	6.51	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.41	7.27	0.00
Rydex VT S&P 500 2x Strategy Fund	3.49	5.01	0.00
Rydex VT U.S. Government Money Market Fund	10.29	10.09	0.00
Van Eck Worldwide Hard Assets Fund	7.41	11.39	0.00
Van Kampen LIT Growth and Income Portfolio	7.26	8.83	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.32	11.88	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.45	10.76	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.19	9.55	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.59	8.98	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.08	7.66	0.00

Table 6 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 1.30% M&E and Estate Planning Rider
Access VP High Yield	9.72	11.14	0.00
Adaptive Allocation Portfolio	7.69	9.09	0.00
AIM V.I. Basic Value Series II	4.95	7.17	0.00
AIM V.I. Global Real Estate Series II	6.36	8.17	0.00
AIM V.I. International Growth Series II	7.18	9.49	0.00
AIM V.I. Mid Cap Core Equity Series II	7.76	9.87	0.00
Alger Small Cap Growth Portfolio	9.61	13.70	0.00
American Century VP Income & Growth Fund	8.13	9.39	0.00
American Century VP International Fund	9.65	12.63	0.00
American Century VP Large Company Value Fund	7.19	8.45	0.00
American Century VP Mid Cap Value Fund	8.92	11.34	0.00
American Century VP Ultra Fund	6.39	8.42	0.00
Chariot Absolute Return Currency	0.00	9.79	3,410.95
Credit Suisse Trust – International Equity Flex III Portfolio	4.85	6.27	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.93	8.84	0.00
DireXion Dynamic HY Bond Fund	8.61	9.26	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.08	9.26	0.00
Dreyfus VIF Appreciation Portfolio	8.02	9.61	0.00
Dreyfus VIF International Value Portfolio	6.59	8.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.15	7.69	0.00
PIMCO VIT All Asset Portfolio	9.44	11.23	0.00
PIMCO VIT High Yield Portfolio	7.95	10.92	0.00
PIMCO VIT Low Duration Portfolio	10.45	11.59	0.00
PIMCO VIT Real Return Portfolio	9.97	11.55	0.00
PIMCO VIT Total Return Portfolio	11.26	12.57	0.00
ProFund VP Asia 30	7.97	12.04	0.00
ProFund VP Banks	3.95	3.71	0.00
ProFund VP Basic Materials	6.03	9.59	0.00
ProFund VP Bear	12.71	8.98	0.00
ProFund VP Biotechnology	9.85	10.01	0.00
ProFund VP Bull	6.66	8.11	412.16
ProFund VP Consumer Goods	8.28	9.86	0.00
ProFund VP Consumer Services	6.51	8.34	0.00
ProFund VP Dow 30	7.67	8.90	0.00
ProFund VP Emerging Markets	4.93	7.84	357.57
ProFund VP Europe 30	6.39	8.28	0.00
ProFund VP Falling U.S. Dollar	9.23	9.34	0.00
ProFund VP Financials	4.21	4.74	0.00
ProFund VP Health Care	8.27	9.69	0.00
ProFund VP Industrials	6.39	7.77	0.00
ProFund VP International	5.31	6.49	0.00
ProFund VP Internet	5.82	10.11	0.00
ProFund VP Japan	5.27	5.69	0.00
ProFund VP Large-Cap Growth	7.02	8.92	0.00
ProFund VP Large-Cap Value	6.22	7.28	0.00
ProFund VP Mid-Cap	6.03	7.85	0.00
ProFund VP Mid-Cap Growth	6.35	8.61	0.00
ProFund VP Mid-Cap Value	6.20	7.94	0.00
ProFund VP Money Market	10.16	9.96	1,604.63
ProFund VP NASDAQ-100	6.62	9.86	0.00
ProFund VP Oil & Gas	8.27	9.36	0.00
ProFund VP Pharmaceuticals	8.61	9.86	0.00
ProFund VP Precious Metals	7.03	9.31	0.00
ProFund VP Real Estate	5.41	6.78	0.00
ProFund VP Rising Rates Opportunity	5.21	6.75	0.00
ProFund VP Semiconductor	4.67	7.51	0.00
ProFund VP Short Dow 30	10.87	7.95	0.00
ProFund VP Short Emerging Markets	12.79	6.43	0.00
ProFund VP Short International	13.83	9.44	0.00
ProFund VP Short Mid-Cap	12.52	7.92	0.00
ProFund VP Short NASDAQ-100	12.36	7.18	0.00
ProFund VP Short Small-Cap	12.16	8.05	314.63
ProFund VP Small-Cap	6.09	7.53	0.00
ProFund VP Small-Cap Growth	6.42	7.93	0.00
ProFund VP Small-Cap Value	6.29	7.42	0.00
ProFund VP Technology	6.32	9.99	0.00
ProFund VP Telecommunications	8.06	8.48	0.00
ProFund VP U.S. Government Plus	17.31	11.43	0.00
ProFund VP UltraBull	3.56	5.04	0.00
ProFund VP UltraMid-Cap	3.12	5.07	0.00
ProFund VP UltraNASDAQ-100	3.39	7.29	382.81
ProFund VP UltraShort Dow 30	13.64	7.21	0.00
ProFund VP UltraShort NASDAQ-100	17.49	6.15	0.00
ProFund VP UltraSmall-Cap	2.80	3.85	0.00
ProFund VP Utilities	9.07	9.84	0.00
Rydex VT Dow 2x Strategy Fund	4.61	30.92	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.98	6.50	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.40	7.26	0.00
Rydex VT S&P 500 2x Strategy Fund	3.49	5.00	0.00
Rydex VT U.S. Government Money Market Fund	9.76	9.57	0.00
Van Eck Worldwide Hard Assets Fund	7.40	11.37	0.00
Van Kampen LIT Growth and Income Portfolio	7.25	8.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.30	11.86	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.44	10.74	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.18	9.53	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.58	8.97	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.08	7.65	0.00

Table 7 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.45% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and GMDB Rider with 6% Roll-Up
Access VP High Yield	9.71	11.12	0.00
Adaptive Allocation Portfolio	7.68	9.08	0.00
AIM V.I. Basic Value Series II	4.95	7.16	0.00
AIM V.I. Global Real Estate Series II	6.35	8.15	0.00
AIM V.I. International Growth Series II	7.17	9.47	0.00
AIM V.I. Mid Cap Core Equity Series II	7.75	9.85	0.00
Alger Small Cap Growth Portfolio	8.39	11.96	0.00
American Century VP Income & Growth Fund	7.52	8.67	0.00
American Century VP International Fund	8.72	11.41	0.00
American Century VP Large Company Value Fund	7.18	8.43	0.00
American Century VP Mid Cap Value Fund	8.90	11.31	0.00
American Century VP Ultra Fund	6.37	8.40	0.00
Chariot Absolute Return Currency	0.00	9.78	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.84	6.25	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.92	8.82	0.00
DireXion Dynamic HY Bond Fund	8.60	9.25	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.07	9.24	0.00
Dreyfus VIF Appreciation Portfolio	8.01	9.59	0.00
Dreyfus VIF International Value Portfolio	6.58	8.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.14	7.67	0.00
PIMCO VIT All Asset Portfolio	9.43	11.21	0.00
PIMCO VIT High Yield Portfolio	7.94	10.90	0.00
PIMCO VIT Low Duration Portfolio	10.44	11.57	0.00
PIMCO VIT Real Return Portfolio	9.96	11.53	0.00
PIMCO VIT Total Return Portfolio	11.25	12.55	0.00
ProFund VP Asia 30	7.96	12.01	160.46
ProFund VP Banks	3.95	3.70	0.00
ProFund VP Basic Materials	6.02	9.57	149.94
ProFund VP Bear	12.70	8.97	0.00
ProFund VP Biotechnology	9.83	9.99	0.00
ProFund VP Bull	6.65	8.10	0.00
ProFund VP Consumer Goods	8.27	9.84	0.00
ProFund VP Consumer Services	6.50	8.33	0.00
ProFund VP Dow 30	7.66	8.88	0.00
ProFund VP Emerging Markets	4.93	7.83	0.00
ProFund VP Europe 30	6.38	8.27	0.00
ProFund VP Falling U.S. Dollar	9.22	9.33	0.00
ProFund VP Financials	4.20	4.73	0.00
ProFund VP Health Care	8.26	9.67	0.00
ProFund VP Industrials	6.38	7.75	0.00
ProFund VP International	5.31	6.48	0.00
ProFund VP Internet	5.81	10.09	0.00
ProFund VP Japan	5.26	5.68	0.00
ProFund VP Large-Cap Growth	7.01	8.91	0.00
ProFund VP Large-Cap Value	6.21	7.27	0.00
ProFund VP Mid-Cap	6.03	7.84	0.00
ProFund VP Mid-Cap Growth	6.34	8.59	0.00
ProFund VP Mid-Cap Value	6.19	7.93	0.00
ProFund VP Money Market	10.15	9.94	0.00
ProFund VP NASDAQ-100	6.61	9.84	0.00
ProFund VP Oil & Gas	8.26	9.34	141.61
ProFund VP Pharmaceuticals	8.60	9.85	0.00
ProFund VP Precious Metals	7.02	9.30	184.38
ProFund VP Real Estate	5.40	6.76	0.00
ProFund VP Rising Rates Opportunity	5.21	6.74	0.00
ProFund VP Semiconductor	4.67	7.49	0.00
ProFund VP Short Dow 30	10.86	7.93	0.00
ProFund VP Short Emerging Markets	12.79	6.42	0.00
ProFund VP Short International	13.82	9.43	0.00
ProFund VP Short Mid-Cap	12.50	7.91	0.00
ProFund VP Short NASDAQ-100	12.34	7.17	0.00
ProFund VP Short Small-Cap	12.14	8.04	0.00
ProFund VP Small-Cap	6.08	7.51	0.00
ProFund VP Small-Cap Growth	6.41	7.92	0.00
ProFund VP Small-Cap Value	6.28	7.41	0.00
ProFund VP Technology	6.31	9.97	183.04
ProFund VP Telecommunications	8.05	8.46	0.00
ProFund VP U.S. Government Plus	17.29	11.41	0.00
ProFund VP UltraBull	3.55	5.03	0.00
ProFund VP UltraMid-Cap	3.12	5.06	0.00
ProFund VP UltraNASDAQ-100	3.39	7.28	0.00
ProFund VP UltraShort Dow 30	13.64	7.20	0.00
ProFund VP UltraShort NASDAQ-100	17.49	6.15	0.00
ProFund VP UltraSmall-Cap	2.80	3.84	0.00
ProFund VP Utilities	9.06	9.83	151.79
Rydex VT Dow 2x Strategy Fund	4.61	30.87	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.97	6.49	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.40	7.25	0.00
Rydex VT S&P 500 2x Strategy Fund	3.48	4.99	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.01	0.00
Van Eck Worldwide Hard Assets Fund	7.39	11.35	130.25
Van Kampen LIT Growth and Income Portfolio	7.24	8.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.29	11.84	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.44	10.72	171.90
Van Kampen UIF Mid Cap Growth Portfolio	6.17	9.51	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.57	8.95	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.07	7.64	0.00

Table 8 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.20% M&E and 3% Extra Credit Rider Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	9.70	11.10	0.00
Adaptive Allocation Portfolio	7.68	9.07	0.00
AIM V.I. Basic Value Series II	4.94	7.14	0.00
AIM V.I. Global Real Estate Series II	6.34	8.14	0.00
AIM V.I. International Growth Series II	7.16	9.45	0.00
AIM V.I. Mid Cap Core Equity Series II	7.74	9.83	0.00
Alger Small Cap Growth Portfolio	9.54	13.59	0.00
American Century VP Income & Growth Fund	8.08	9.31	0.00
American Century VP International Fund	9.58	12.53	0.00
American Century VP Large Company Value Fund	7.16	8.41	0.00
American Century VP Mid Cap Value Fund	8.88	11.28	0.00
American Century VP Ultra Fund	6.36	8.37	0.00
Chariot Absolute Return Currency	0.00	9.78	8,181.32
Credit Suisse Trust – International Equity Flex III Portfolio	4.84	6.24	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.92	8.81	0.00
DireXion Dynamic HY Bond Fund	8.59	9.23	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.06	9.23	0.00
Dreyfus VIF Appreciation Portfolio	8.00	9.57	0.00
Dreyfus VIF International Value Portfolio	6.57	8.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.12	7.65	0.00
PIMCO VIT All Asset Portfolio	9.42	11.19	0.00
PIMCO VIT High Yield Portfolio	7.93	10.88	8,629.51
PIMCO VIT Low Duration Portfolio	10.43	11.55	4,420.64
PIMCO VIT Real Return Portfolio	9.94	11.51	0.00
PIMCO VIT Total Return Portfolio	11.23	12.52	4,077.40
ProFund VP Asia 30	7.95	11.99	0.00
ProFund VP Banks	3.94	3.69	0.00
ProFund VP Basic Materials	6.01	9.55	0.00
ProFund VP Bear	12.68	8.95	623.89
ProFund VP Biotechnology	9.82	9.97	0.00
ProFund VP Bull	6.64	8.08	13,464.01
ProFund VP Consumer Goods	8.25	9.82	0.00
ProFund VP Consumer Services	6.49	8.31	0.00
ProFund VP Dow 30	7.65	8.87	0.00
ProFund VP Emerging Markets	4.92	7.82	698.63
ProFund VP Europe 30	6.37	8.25	0.00
ProFund VP Falling U.S. Dollar	9.22	9.32	0.00
ProFund VP Financials	4.20	4.72	0.00
ProFund VP Health Care	8.25	9.65	0.00
ProFund VP Industrials	6.37	7.74	0.00
ProFund VP International	5.31	6.47	0.00
ProFund VP Internet	5.81	10.07	0.00
ProFund VP Japan	5.25	5.67	0.00
ProFund VP Large-Cap Growth	7.00	8.89	0.00
ProFund VP Large-Cap Value	6.20	7.25	0.00
ProFund VP Mid-Cap	6.02	7.83	0.00
ProFund VP Mid-Cap Growth	6.33	8.58	0.00
ProFund VP Mid-Cap Value	6.18	7.91	0.00
ProFund VP Money Market	10.14	9.92	24,601.63
ProFund VP NASDAQ-100	6.60	9.83	1,207.89
ProFund VP Oil & Gas	8.25	9.33	0.00
ProFund VP Pharmaceuticals	8.59	9.83	0.00
ProFund VP Precious Metals	7.01	9.28	0.00
ProFund VP Real Estate	5.39	6.75	0.00
ProFund VP Rising Rates Opportunity	5.20	6.73	0.00
ProFund VP Semiconductor	4.66	7.48	786.26
ProFund VP Short Dow 30	10.84	7.92	0.00
ProFund VP Short Emerging Markets	12.78	6.41	0.00
ProFund VP Short International	13.81	9.42	0.00
ProFund VP Short Mid-Cap	12.49	7.89	0.00
ProFund VP Short NASDAQ-100	12.32	7.16	506.03
ProFund VP Short Small-Cap	12.12	8.02	1,070.12
ProFund VP Small-Cap	6.08	7.50	0.00
ProFund VP Small-Cap Growth	6.40	7.90	32.13
ProFund VP Small-Cap Value	6.27	7.39	0.00
ProFund VP Technology	6.30	9.96	0.00
ProFund VP Telecommunications	8.04	8.45	696.11
ProFund VP U.S. Government Plus	17.26	11.39	0.00
ProFund VP UltraBull	3.55	5.02	1,025.52
ProFund VP UltraMid-Cap	3.12	5.05	0.00
ProFund VP UltraNASDAQ-100	3.38	7.27	1,236.57
ProFund VP UltraShort Dow 30	13.63	7.19	260.02
ProFund VP UltraShort NASDAQ-100	17.48	6.14	0.00
ProFund VP UltraSmall-Cap	2.80	3.84	0.00
ProFund VP Utilities	9.05	9.81	0.00
Rydex VT Dow 2x Strategy Fund	4.60	30.81	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.95	6.47	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.39	7.23	0.00
Rydex VT S&P 500 2x Strategy Fund	3.48	4.98	0.00
Rydex VT U.S. Government Money Market Fund	9.69	9.49	0.00
Van Eck Worldwide Hard Assets Fund	7.38	11.32	0.00
Van Kampen LIT Growth and Income Portfolio	7.23	8.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.28	11.82	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.43	10.70	42.32
Van Kampen UIF Mid Cap Growth Portfolio	6.17	9.50	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.56	8.93	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.06	7.62	0.00

Table 9 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E and Estate Planning Rider

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E and GMDB with 6% Roll-Up

Base Contract with 1.20% M&E and GMDB with Annual Step-Up and 6% Roll-Up

Access VP High Yield	9.69	11.08	0.00
Adaptive Allocation Portfolio	7.67	9.06	0.00
AIM V.I. Basic Value Series II	4.93	7.13	0.00
AIM V.I. Global Real Estate Series II	6.33	8.12	0.00
AIM V.I. International Growth Series II	7.15	9.44	0.00
AIM V.I. Mid Cap Core Equity Series II	7.73	9.82	0.00
Alger Small Cap Growth Portfolio	12.56	17.88	0.00
American Century VP Income & Growth Fund	9.98	11.50	0.00
American Century VP International Fund	11.34	14.82	0.00
American Century VP Large Company Value Fund	7.15	8.39	0.00
American Century VP Mid Cap Value Fund	8.86	11.25	0.00
American Century VP Ultra Fund	6.35	8.35	0.00
Chariot Absolute Return Currency	0.00	9.78	1,717.29
Credit Suisse Trust – International Equity Flex III Portfolio	4.83	6.23	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.91	8.79	0.00
DireXion Dynamic HY Bond Fund	8.58	9.21	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.06	9.21	0.00
Dreyfus VIF Appreciation Portfolio	7.99	9.55	0.00
Dreyfus VIF International Value Portfolio	6.56	8.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.11	7.63	0.00
PIMCO VIT All Asset Portfolio	9.41	11.17	0.00
PIMCO VIT High Yield Portfolio	7.92	10.86	142.73
PIMCO VIT Low Duration Portfolio	10.41	11.53	78,589.45
PIMCO VIT Real Return Portfolio	9.93	11.49	131.30
PIMCO VIT Total Return Portfolio	11.22	12.50	119.73
ProFund VP Asia 30	7.93	11.97	0.00
ProFund VP Banks	3.94	3.69	0.00
ProFund VP Basic Materials	6.00	9.53	0.00
ProFund VP Bear	12.66	8.94	0.00
ProFund VP Biotechnology	9.81	9.95	0.00
ProFund VP Bull	6.63	8.07	257.56
ProFund VP Consumer Goods	8.24	9.80	0.00
ProFund VP Consumer Services	6.48	8.30	0.00
ProFund VP Dow 30	7.64	8.85	0.00
ProFund VP Emerging Markets	4.92	7.82	222.85
ProFund VP Europe 30	6.36	8.24	0.00
ProFund VP Falling U.S. Dollar	9.21	9.31	0.00
ProFund VP Financials	4.19	4.72	0.00
ProFund VP Health Care	8.24	9.64	0.00
ProFund VP Industrials	6.36	7.73	0.00
ProFund VP International	5.30	6.47	0.00
ProFund VP Internet	5.80	10.05	0.00
ProFund VP Japan	5.25	5.66	0.00
ProFund VP Large-Cap Growth	6.99	8.88	0.00
ProFund VP Large-Cap Value	6.20	7.24	0.00
ProFund VP Mid-Cap	6.02	7.83	0.00
ProFund VP Mid-Cap Growth	6.33	8.56	0.00
ProFund VP Mid-Cap Value	6.17	7.90	0.00
ProFund VP Money Market	10.12	9.91	1,324.11
ProFund VP NASDAQ-100	6.60	9.81	0.00
ProFund VP Oil & Gas	8.24	9.31	0.00
ProFund VP Pharmaceuticals	8.58	9.81	0.00
ProFund VP Precious Metals	7.00	9.26	0.00
ProFund VP Real Estate	5.39	6.74	0.00
ProFund VP Rising Rates Opportunity	5.19	6.71	0.00
ProFund VP Semiconductor	4.65	7.46	408.19
ProFund VP Short Dow 30	10.83	7.90	0.00
ProFund VP Short Emerging Markets	12.77	6.41	0.00
ProFund VP Short International	13.80	9.41	0.00
ProFund VP Short Mid-Cap	12.47	7.88	0.00
ProFund VP Short NASDAQ-100	12.31	7.14	0.00
ProFund VP Short Small-Cap	12.11	8.01	196.27
ProFund VP Small-Cap	6.07	7.48	0.00
ProFund VP Small-Cap Growth	6.39	7.89	0.00
ProFund VP Small-Cap Value	6.27	7.38	0.00
ProFund VP Technology	6.29	9.94	0.00
ProFund VP Telecommunications	8.03	8.43	356.67
ProFund VP U.S. Government Plus	17.24	11.36	0.00
ProFund VP UltraBull	3.54	5.01	0.00
ProFund VP UltraMid-Cap	3.11	5.05	0.00
ProFund VP UltraNASDAQ-100	3.38	7.25	430.44
ProFund VP UltraShort Dow 30	13.62	7.18	0.00
ProFund VP UltraShort NASDAQ-100	17.47	6.13	0.00
ProFund VP UltraSmall-Cap	2.79	3.83	0.00
ProFund VP Utilities	9.04	9.79	0.00
Rydex VT Dow 2x Strategy Fund	4.59	30.75	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.94	6.46	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.39	7.22	0.00
Rydex VT S&P 500 2x Strategy Fund	3.47	4.97	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.54	0.00
Van Eck Worldwide Hard Assets Fund	7.37	11.30	0.00
Van Kampen LIT Growth and Income Portfolio	7.22	8.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.27	11.79	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.42	10.68	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.16	9.48	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.55	8.92	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.05	7.61	0.00

Table 10 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.30% M&E and 3% Extra Credit Rider
Access VP High Yield	9.67	11.06	704.43
Adaptive Allocation Portfolio	7.66	9.05	0.00
AIM V.I. Basic Value Series II	4.93	7.12	0.00
AIM V.I. Global Real Estate Series II	6.33	8.11	308.65
AIM V.I. International Growth Series II	7.14	9.42	857.74
AIM V.I. Mid Cap Core Equity Series II	7.72	9.80	0.00
Alger Small Cap Growth Portfolio	9.48	13.48	0.00
American Century VP Income & Growth Fund	8.02	9.24	0.00
American Century VP International Fund	9.52	12.43	0.00
American Century VP Large Company Value Fund	7.14	8.37	599.41
American Century VP Mid Cap Value Fund	8.85	11.23	0.00
American Century VP Ultra Fund	6.34	8.33	0.00
Chariot Absolute Return Currency	0.00	9.78	48,775.12
Credit Suisse Trust – International Equity Flex III Portfolio	4.83	6.22	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.90	8.77	0.00
DireXion Dynamic HY Bond Fund	8.56	9.20	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.05	9.19	0.00
Dreyfus VIF Appreciation Portfolio	7.98	9.54	0.00
Dreyfus VIF International Value Portfolio	6.55	8.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.10	7.61	691.17
PIMCO VIT All Asset Portfolio	9.39	11.15	0.00
PIMCO VIT High Yield Portfolio	7.91	10.84	14,365.83
PIMCO VIT Low Duration Portfolio	10.40	11.51	3,495.79
PIMCO VIT Real Return Portfolio	9.92	11.47	1,641.40
PIMCO VIT Total Return Portfolio	11.20	12.48	7,556.05
ProFund VP Asia 30	7.92	11.95	0.00
ProFund VP Banks	3.93	3.68	0.00
ProFund VP Basic Materials	5.99	9.51	0.00
ProFund VP Bear	12.65	8.92	4,438.95
ProFund VP Biotechnology	9.79	9.93	0.00
ProFund VP Bull	6.62	8.05	17,965.84
ProFund VP Consumer Goods	8.23	9.79	0.00
ProFund VP Consumer Services	6.47	8.28	0.00
ProFund VP Dow 30	7.63	8.83	0.00
ProFund VP Emerging Markets	4.92	7.81	3,555.58
ProFund VP Europe 30	6.36	8.22	0.00
ProFund VP Falling U.S. Dollar	9.21	9.30	0.00
ProFund VP Financials	4.19	4.71	0.00
ProFund VP Health Care	8.23	9.62	0.00
ProFund VP Industrials	6.36	7.71	0.00
ProFund VP International	5.30	6.46	0.00
ProFund VP Internet	5.79	10.04	0.00
ProFund VP Japan	5.24	5.65	0.00
ProFund VP Large-Cap Growth	6.98	8.86	572.90
ProFund VP Large-Cap Value	6.19	7.23	0.00
ProFund VP Mid-Cap	6.02	7.82	0.00
ProFund VP Mid-Cap Growth	6.32	8.54	0.00
ProFund VP Mid-Cap Value	6.16	7.89	0.00
ProFund VP Money Market	10.11	9.89	74,614.11
ProFund VP NASDAQ-100	6.59	9.79	3,188.83
ProFund VP Oil & Gas	8.23	9.29	0.00
ProFund VP Pharmaceuticals	8.57	9.79	0.00
ProFund VP Precious Metals	6.99	9.25	245.82
ProFund VP Real Estate	5.38	6.73	0.00
ProFund VP Rising Rates Opportunity	5.19	6.70	0.00
ProFund VP Semiconductor	4.65	7.45	5,438.52
ProFund VP Short Dow 30	10.81	7.89	0.00
ProFund VP Short Emerging Markets	12.76	6.40	0.00
ProFund VP Short International	13.80	9.40	0.00
ProFund VP Short Mid-Cap	12.45	7.87	4,130.38
ProFund VP Short NASDAQ-100	12.29	7.13	5,372.05
ProFund VP Short Small-Cap	12.09	7.99	9,040.50
ProFund VP Small-Cap	6.06	7.47	0.00
ProFund VP Small-Cap Growth	6.38	7.87	2,850.17
ProFund VP Small-Cap Value	6.26	7.37	0.00
ProFund VP Technology	6.28	9.92	0.00
ProFund VP Telecommunications	8.02	8.41	4,766.82
ProFund VP U.S. Government Plus	17.22	11.34	0.00
ProFund VP UltraBull	3.54	5.01	0.00
ProFund VP UltraMid-Cap	3.11	5.04	0.00
ProFund VP UltraNASDAQ-100	3.38	7.24	3,818.37
ProFund VP UltraShort Dow 30	13.61	7.18	0.00
ProFund VP UltraShort NASDAQ-100	17.46	6.13	0.00
ProFund VP UltraSmall-Cap	2.79	3.82	0.00
ProFund VP Utilities	9.03	9.77	0.00
Rydex VT Dow 2x Strategy Fund	4.59	30.70	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.92	6.45	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.38	7.21	0.00
Rydex VT S&P 500 2x Strategy Fund	3.47	4.96	0.00
Rydex VT U.S. Government Money Market Fund	9.63	9.42	0.00
Van Eck Worldwide Hard Assets Fund	7.36	11.28	0.00
Van Kampen LIT Growth and Income Portfolio	7.21	8.75	456.79
Van Kampen UIF Emerging Markets Debt Portfolio	9.25	11.77	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.41	10.66	7,677.78
Van Kampen UIF Mid Cap Growth Portfolio	6.15	9.46	534.36
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.54	8.90	573.25
Van Kampen UIF U.S. Real Estate Portfolio	6.04	7.59	0.00

Table 11 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.20% M&E and 4% Extra Credit Rider Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
Access VP High Yield	9.66	11.04	631.61
Adaptive Allocation Portfolio	7.66	9.03	0.00
AIM V.I. Basic Value Series II	4.92	7.10	216.67
AIM V.I. Global Real Estate Series II	6.32	8.09	0.00
AIM V.I. International Growth Series II	7.13	9.40	164.47
AIM V.I. Mid Cap Core Equity Series II	7.71	9.78	0.00
Alger Small Cap Growth Portfolio	9.44	13.43	0.00
American Century VP Income & Growth Fund	7.99	9.20	0.00
American Century VP International Fund	9.48	12.38	185.84
American Century VP Large Company Value Fund	7.12	8.34	0.00
American Century VP Mid Cap Value Fund	8.83	11.20	0.00
American Century VP Ultra Fund	6.32	8.31	0.00
Chariot Absolute Return Currency	0.00	9.77	4,755.59
Credit Suisse Trust – International Equity Flex III Portfolio	4.82	6.21	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.89	8.76	0.00
DireXion Dynamic HY Bond Fund	8.55	9.18	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.04	9.18	0.00
Dreyfus VIF Appreciation Portfolio	7.97	9.52	0.00
Dreyfus VIF International Value Portfolio	6.54	8.35	183.76
Goldman Sachs VIT Structured Small Cap Equity Fund	6.09	7.59	0.00
PIMCO VIT All Asset Portfolio	9.38	11.13	0.00
PIMCO VIT High Yield Portfolio	7.90	10.82	643.48
PIMCO VIT Low Duration Portfolio	10.38	11.49	2,586.17
PIMCO VIT Real Return Portfolio	9.90	11.45	0.00
PIMCO VIT Total Return Portfolio	11.19	12.46	2,938.21
ProFund VP Asia 30	7.91	11.92	192.05
ProFund VP Banks	3.93	3.67	0.00
ProFund VP Basic Materials	5.99	9.50	122.29
ProFund VP Bear	12.63	8.90	0.00
ProFund VP Biotechnology	9.78	9.91	0.00
ProFund VP Bull	6.62	8.04	7,970.17
ProFund VP Consumer Goods	8.22	9.77	0.00
ProFund VP Consumer Services	6.47	8.27	0.00
ProFund VP Dow 30	7.62	8.82	0.00
ProFund VP Emerging Markets	4.92	7.80	500.55
ProFund VP Europe 30	6.35	8.21	0.00
ProFund VP Falling U.S. Dollar	9.20	9.29	0.00
ProFund VP Financials	4.18	4.70	0.00
ProFund VP Health Care	8.22	9.60	0.00
ProFund VP Industrials	6.35	7.70	0.00
ProFund VP International	5.30	6.45	0.00
ProFund VP Internet	5.78	10.02	0.00
ProFund VP Japan	5.23	5.64	0.00
ProFund VP Large-Cap Growth	6.97	8.84	0.00
ProFund VP Large-Cap Value	6.18	7.21	0.00
ProFund VP Mid-Cap	6.01	7.81	0.00
ProFund VP Mid-Cap Growth	6.31	8.53	0.00
ProFund VP Mid-Cap Value	6.15	7.87	0.00
ProFund VP Money Market	10.10	9.87	4,901.45
ProFund VP NASDAQ-100	6.58	9.77	568.10
ProFund VP Oil & Gas	8.22	9.27	0.00
ProFund VP Pharmaceuticals	8.56	9.77	0.00
ProFund VP Precious Metals	6.98	9.23	242.67
ProFund VP Real Estate	5.37	6.71	116.55
ProFund VP Rising Rates Opportunity	5.18	6.69	0.00
ProFund VP Semiconductor	4.64	7.44	0.00
ProFund VP Short Dow 30	10.80	7.87	0.00
ProFund VP Short Emerging Markets	12.76	6.39	0.00
ProFund VP Short International	13.79	9.39	0.00
ProFund VP Short Mid-Cap	12.44	7.85	0.00
ProFund VP Short NASDAQ-100	12.27	7.12	0.00
ProFund VP Short Small-Cap	12.08	7.98	442.19
ProFund VP Small-Cap	6.05	7.46	0.00
ProFund VP Small-Cap Growth	6.37	7.86	0.00
ProFund VP Small-Cap Value	6.25	7.35	0.00
ProFund VP Technology	6.28	9.90	0.00
ProFund VP Telecommunications	8.01	8.40	0.00
ProFund VP U.S. Government Plus	17.19	11.32	0.00
ProFund VP UltraBull	3.53	5.00	0.00
ProFund VP UltraMid-Cap	3.10	5.03	0.00
ProFund VP UltraNASDAQ-100	3.37	7.23	537.98
ProFund VP UltraShort Dow 30	13.61	7.17	0.00
ProFund VP UltraShort NASDAQ-100	17.45	6.12	0.00
ProFund VP UltraSmall-Cap	2.78	3.81	0.00
ProFund VP Utilities	9.01	9.75	0.00
Rydex VT Dow 2x Strategy Fund	4.58	30.64	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.91	6.44	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.38	7.19	0.00
Rydex VT S&P 500 2x Strategy Fund	3.47	4.95	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.38	0.00
Van Eck Worldwide Hard Assets Fund	7.35	11.26	0.00
Van Kampen LIT Growth and Income Portfolio	7.20	8.73	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.24	11.75	97.98
Van Kampen UIF Emerging Markets Equity Portfolio	6.40	10.64	219.65
Van Kampen UIF Mid Cap Growth Portfolio	6.14	9.44	650.45
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.53	8.89	174.27
Van Kampen UIF U.S. Real Estate Portfolio	6.04	7.58	0.00

Table 12 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
Access VP High Yield	9.65	11.02	1,518.94
Adaptive Allocation Portfolio	7.65	9.02	0.00
AIM V.I. Basic Value Series II	4.91	7.09	0.00
AIM V.I. Global Real Estate Series II	6.31	8.08	0.00
AIM V.I. International Growth Series II	7.12	9.39	801.59
AIM V.I. Mid Cap Core Equity Series II	7.70	9.76	0.00
Alger Small Cap Growth Portfolio	7.46	10.60	0.00
American Century VP Income & Growth Fund	7.16	8.23	0.00
American Century VP International Fund	8.09	10.56	596.60
American Century VP Large Company Value Fund	7.04	8.24	0.00
American Century VP Mid Cap Value Fund	8.40	10.65	0.00
American Century VP Ultra Fund	6.50	8.54	0.00
Chariot Absolute Return Currency	0.00	9.77	139,660.31
Credit Suisse Trust – International Equity Flex III Portfolio	4.81	6.20	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.88	8.74	0.00
DireXion Dynamic HY Bond Fund	8.54	9.16	869.49
Dreyfus Socially Responsible Growth Fund, Inc.	7.03	9.16	0.00
Dreyfus VIF Appreciation Portfolio	7.96	9.50	0.00
Dreyfus VIF International Value Portfolio	6.53	8.34	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.80	7.24	0.00
PIMCO VIT All Asset Portfolio	9.37	11.11	3,620.34
PIMCO VIT High Yield Portfolio	7.89	10.80	35,118.35
PIMCO VIT Low Duration Portfolio	10.37	11.47	10,590.56
PIMCO VIT Real Return Portfolio	9.89	11.42	3,775.15
PIMCO VIT Total Return Portfolio	11.17	12.43	7,751.99
ProFund VP Asia 30	7.90	11.90	364.63
ProFund VP Banks	3.92	3.67	0.00
ProFund VP Basic Materials	5.98	9.48	7,752.04
ProFund VP Bear	12.61	8.89	3,055.27
ProFund VP Biotechnology	9.77	9.90	1,531.33
ProFund VP Bull	6.61	8.02	34,237.88
ProFund VP Consumer Goods	8.21	9.75	0.00
ProFund VP Consumer Services	6.46	8.25	1,069.02
ProFund VP Dow 30	7.61	8.80	0.00
ProFund VP Emerging Markets	4.91	7.79	11,727.96
ProFund VP Europe 30	6.34	8.19	1,684.16
ProFund VP Falling U.S. Dollar	9.20	9.28	0.00
ProFund VP Financials	4.17	4.69	0.00
ProFund VP Health Care	8.21	9.58	0.00
ProFund VP Industrials	6.34	7.68	1,090.08
ProFund VP International	5.30	6.45	0.00
ProFund VP Internet	5.77	10.00	0.00
ProFund VP Japan	5.23	5.63	0.00
ProFund VP Large-Cap Growth	6.97	8.83	0.00
ProFund VP Large-Cap Value	6.17	7.20	0.00
ProFund VP Mid-Cap	6.01	7.80	0.00
ProFund VP Mid-Cap Growth	6.30	8.51	0.00
ProFund VP Mid-Cap Value	6.15	7.86	0.00
ProFund VP Money Market	10.08	9.85	118,712.80
ProFund VP NASDAQ-100	6.57	9.75	12,019.59
ProFund VP Oil & Gas	8.21	9.26	0.00
ProFund VP Pharmaceuticals	8.54	9.76	0.00
ProFund VP Precious Metals	6.97	9.21	18,461.56
ProFund VP Real Estate	5.37	6.70	1,224.99
ProFund VP Rising Rates Opportunity	5.17	6.68	0.00
ProFund VP Semiconductor	4.63	7.42	7,173.77
ProFund VP Short Dow 30	10.78	7.86	0.00
ProFund VP Short Emerging Markets	12.75	6.39	0.00
ProFund VP Short International	13.78	9.38	0.00
ProFund VP Short Mid-Cap	12.42	7.84	2,963.88
ProFund VP Short NASDAQ-100	12.26	7.10	3,709.96
ProFund VP Short Small-Cap	12.06	7.97	13,515.23
ProFund VP Small-Cap	6.04	7.44	0.00
ProFund VP Small-Cap Growth	6.36	7.84	719.28
ProFund VP Small-Cap Value	6.24	7.34	0.00
ProFund VP Technology	6.27	9.88	1,020.04
ProFund VP Telecommunications	8.00	8.38	6,335.42
ProFund VP U.S. Government Plus	17.17	11.30	399.83
ProFund VP UltraBull	3.53	4.99	9,387.31
ProFund VP UltraMid-Cap	3.10	5.02	0.00
ProFund VP UltraNASDAQ-100	3.37	7.21	15,870.56
ProFund VP UltraShort Dow 30	13.60	7.16	0.00
ProFund VP UltraShort NASDAQ-100	17.44	6.11	0.00
ProFund VP UltraSmall-Cap	2.78	3.81	0.00
ProFund VP Utilities	9.00	9.74	0.00
Rydex VT Dow 2x Strategy Fund	4.57	30.58	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.89	6.43	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.37	7.18	0.00
Rydex VT S&P 500 2x Strategy Fund	3.46	4.94	0.00
Rydex VT U.S. Government Money Market Fund	10.18	9.94	9,142.01
Van Eck Worldwide Hard Assets Fund	7.34	11.24	3.86
Van Kampen LIT Growth and Income Portfolio	7.19	8.71	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.23	11.73	988.76
Van Kampen UIF Emerging Markets Equity Portfolio	6.39	10.62	2,537.21
Van Kampen UIF Mid Cap Growth Portfolio	6.13	9.43	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.52	8.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.03	7.57	0.00

Table 13 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.45% M&E and 3% Extra Credit Rider Base Contract with 1.30% M&E and 4% Extra Credit Rider Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Access VP High Yield	9.63	11.00	0.00
Adaptive Allocation Portfolio	7.64	9.01	0.00
AIM V.I. Basic Value Series II	4.91	7.08	0.00
AIM V.I. Global Real Estate Series II	6.30	8.06	1,376.35
AIM V.I. International Growth Series II	7.11	9.37	6,811.59
AIM V.I. Mid Cap Core Equity Series II	7.69	9.74	0.00
Alger Small Cap Growth Portfolio	9.38	13.32	0.00
American Century VP Income & Growth Fund	7.94	9.13	0.00
American Century VP International Fund	9.42	12.29	361.20
American Century VP Large Company Value Fund	7.09	8.30	0.00
American Century VP Mid Cap Value Fund	8.79	11.14	0.00
American Century VP Ultra Fund	6.30	8.27	0.00
Chariot Absolute Return Currency	0.00	9.77	114,090.21
Credit Suisse Trust – International Equity Flex III Portfolio	4.81	6.19	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.87	8.73	0.00
DireXion Dynamic HY Bond Fund	8.53	9.15	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.02	9.14	0.00
Dreyfus VIF Appreciation Portfolio	7.95	9.48	0.00
Dreyfus VIF International Value Portfolio	6.53	8.32	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.06	7.56	865.72
PIMCO VIT All Asset Portfolio	9.35	11.09	266.25
PIMCO VIT High Yield Portfolio	7.88	10.78	47,287.47
PIMCO VIT Low Duration Portfolio	10.36	11.45	10,838.77
PIMCO VIT Real Return Portfolio	9.88	11.40	4,575.93
PIMCO VIT Total Return Portfolio	11.16	12.41	6,035.38
ProFund VP Asia 30	7.89	11.88	2,639.23
ProFund VP Banks	3.92	3.66	0.00
ProFund VP Basic Materials	5.97	9.46	13,474.63
ProFund VP Bear	12.60	8.87	3,356.31
ProFund VP Biotechnology	9.76	9.88	125.75
ProFund VP Bull	6.60	8.01	25,640.43
ProFund VP Consumer Goods	8.20	9.73	0.00
ProFund VP Consumer Services	6.45	8.23	7,448.56
ProFund VP Dow 30	7.60	8.79	0.00
ProFund VP Emerging Markets	4.91	7.78	16,864.54
ProFund VP Europe 30	6.33	8.18	12,157.38
ProFund VP Falling U.S. Dollar	9.19	9.27	0.00
ProFund VP Financials	4.17	4.68	2,164.90
ProFund VP Health Care	8.20	9.57	0.00
ProFund VP Industrials	6.33	7.67	7,768.02
ProFund VP International	5.29	6.44	0.00
ProFund VP Internet	5.77	9.98	0.00
ProFund VP Japan	5.22	5.62	0.00
ProFund VP Large-Cap Growth	6.96	8.81	725.65
ProFund VP Large-Cap Value	6.16	7.19	0.00
ProFund VP Mid-Cap	6.01	7.79	0.00
ProFund VP Mid-Cap Growth	6.29	8.50	0.00
ProFund VP Mid-Cap Value	6.14	7.84	0.00
ProFund VP Money Market	10.07	9.83	180,900.97
ProFund VP NASDAQ-100	6.56	9.74	12,356.72
ProFund VP Oil & Gas	8.19	9.24	4,135.61
ProFund VP Pharmaceuticals	8.53	9.74	0.00
ProFund VP Precious Metals	6.96	9.19	12,705.98
ProFund VP Real Estate	5.36	6.69	8,742.37
ProFund VP Rising Rates Opportunity	5.17	6.67	0.00
ProFund VP Semiconductor	4.63	7.41	21,031.85
ProFund VP Short Dow 30	10.77	7.84	0.00
ProFund VP Short Emerging Markets	12.74	6.38	0.00
ProFund VP Short International	13.77	9.38	0.00
ProFund VP Short Mid-Cap	12.40	7.82	3,115.47
ProFund VP Short NASDAQ-100	12.24	7.09	4,061.50
ProFund VP Short Small-Cap	12.04	7.95	9,752.86
ProFund VP Small-Cap	6.04	7.43	0.00
ProFund VP Small-Cap Growth	6.36	7.83	0.00
ProFund VP Small-Cap Value	6.23	7.33	0.00
ProFund VP Technology	6.26	9.87	9,244.87
ProFund VP Telecommunications	7.99	8.37	18,829.52
ProFund VP U.S. Government Plus	17.15	11.28	520.31
ProFund VP UltraBull	3.52	4.98	16,051.52
ProFund VP UltraMid-Cap	3.09	5.01	6,072.76
ProFund VP UltraNASDAQ-100	3.36	7.20	16,881.70
ProFund VP UltraShort Dow 30	13.59	7.15	0.00
ProFund VP UltraShort NASDAQ-100	17.43	6.11	0.00
ProFund VP UltraSmall-Cap	2.78	3.80	7,665.84
ProFund VP Utilities	8.99	9.72	0.00
Rydex VT Dow 2x Strategy Fund	4.57	30.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.87	6.42	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.37	7.17	0.00
Rydex VT S&P 500 2x Strategy Fund	3.46	4.94	0.00
Rydex VT U.S. Government Money Market Fund	9.53	9.31	0.00
Van Eck Worldwide Hard Assets Fund	7.33	11.22	0.00
Van Kampen LIT Growth and Income Portfolio	7.18	8.70	1,262.49
Van Kampen UIF Emerging Markets Debt Portfolio	9.22	11.71	440.92
Van Kampen UIF Emerging Markets Equity Portfolio	6.38	10.60	963.05
Van Kampen UIF Mid Cap Growth Portfolio	6.12	9.41	688.12
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.52	8.85	729.93
Van Kampen UIF U.S. Real Estate Portfolio	6.02	7.55	0.00

Table 14– 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Access VP High Yield	9.62	10.98	0.00
Adaptive Allocation Portfolio	7.64	9.00	0.00
AIM V.I. Basic Value Series II	4.90	7.07	0.00
AIM V.I. Global Real Estate Series II	6.29	8.05	5,361.04
AIM V.I. International Growth Series II	7.10	9.35	7,062.87
AIM V.I. Mid Cap Core Equity Series II	7.68	9.73	1,460.69
Alger Small Cap Growth Portfolio	8.27	11.75	0.00
American Century VP Income & Growth Fund	7.41	8.52	1,290.11
American Century VP International Fund	8.60	11.21	0.00
American Century VP Large Company Value Fund	7.08	8.28	0.00
American Century VP Mid Cap Value Fund	8.78	11.11	0.00
American Century VP Ultra Fund	6.28	8.25	0.00
Chariot Absolute Return Currency	0.00	9.77	53,854.96
Credit Suisse Trust – International Equity Flex III Portfolio	4.80	6.17	1,607.90
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.86	8.71	1,407.18
DireXion Dynamic HY Bond Fund	8.52	9.13	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.01	9.13	0.00
Dreyfus VIF Appreciation Portfolio	7.94	9.47	0.00
Dreyfus VIF International Value Portfolio	6.52	8.31	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.05	7.54	0.00
PIMCO VIT All Asset Portfolio	9.34	11.07	24,262.59
PIMCO VIT High Yield Portfolio	7.87	10.76	32,426.89
PIMCO VIT Low Duration Portfolio	10.34	11.42	13,965.31
PIMCO VIT Real Return Portfolio	9.87	11.38	6,193.91
PIMCO VIT Total Return Portfolio	11.14	12.39	0.00
ProFund VP Asia 30	7.88	11.86	2,745.76
ProFund VP Banks	3.91	3.65	808.28
ProFund VP Basic Materials	5.96	9.45	0.00
ProFund VP Bear	12.58	8.85	885.18
ProFund VP Biotechnology	9.74	9.86	0.00
ProFund VP Bull	6.59	7.99	3,386.98
ProFund VP Consumer Goods	8.19	9.71	0.00
ProFund VP Consumer Services	6.44	8.22	0.00
ProFund VP Dow 30	7.59	8.77	0.00
ProFund VP Emerging Markets	4.91	7.78	2,293.93
ProFund VP Europe 30	6.32	8.16	0.00
ProFund VP Falling U.S. Dollar	9.19	9.26	0.00
ProFund VP Financials	4.16	4.67	0.00
ProFund VP Health Care	8.19	9.55	0.00
ProFund VP Industrials	6.32	7.66	0.00
ProFund VP International	5.29	6.43	0.00
ProFund VP Internet	5.76	9.96	0.00
ProFund VP Japan	5.21	5.61	0.00
ProFund VP Large-Cap Growth	6.95	8.79	3,768.79
ProFund VP Large-Cap Value	6.15	7.17	0.00
ProFund VP Mid-Cap	6.00	7.78	0.00
ProFund VP Mid-Cap Growth	6.28	8.48	0.00
ProFund VP Mid-Cap Value	6.13	7.83	0.00
ProFund VP Money Market	10.06	9.82	44,076.54
ProFund VP NASDAQ-100	6.55	9.72	12,572.31
ProFund VP Oil & Gas	8.18	9.22	7,797.92
ProFund VP Pharmaceuticals	8.52	9.72	0.00
ProFund VP Precious Metals	6.95	9.18	0.00
ProFund VP Real Estate	5.35	6.68	0.00
ProFund VP Rising Rates Opportunity	5.16	6.65	0.00
ProFund VP Semiconductor	4.62	7.40	7,903.48
ProFund VP Short Dow 30	10.76	7.83	0.00
ProFund VP Short Emerging Markets	12.74	6.37	0.00
ProFund VP Short International	13.77	9.37	0.00
ProFund VP Short Mid-Cap	12.39	7.81	793.63
ProFund VP Short NASDAQ-100	12.23	7.08	1,065.82
ProFund VP Short Small-Cap	12.03	7.94	3,276.18
ProFund VP Small-Cap	6.03	7.42	0.00
ProFund VP Small-Cap Growth	6.35	7.81	749.46
ProFund VP Small-Cap Value	6.22	7.31	0.00
ProFund VP Technology	6.25	9.85	0.00
ProFund VP Telecommunications	7.98	8.35	6,978.57
ProFund VP U.S. Government Plus	17.13	11.26	0.00
ProFund VP UltraBull	3.52	4.97	10,325.60
ProFund VP UltraMid-Cap	3.09	5.00	0.00
ProFund VP UltraNASDAQ-100	3.36	7.19	8,682.88
ProFund VP UltraShort Dow 30	13.59	7.15	0.00
ProFund VP UltraShort NASDAQ-100	17.42	6.10	1,498.67
ProFund VP UltraSmall-Cap	2.77	3.79	2,664.77
ProFund VP Utilities	8.98	9.70	3,345.53
Rydex VT Dow 2x Strategy Fund	4.56	30.47	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.86	6.40	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.37	7.15	0.00
Rydex VT S&P 500 2x Strategy Fund	3.45	4.93	1,335.76
Rydex VT U.S. Government Money Market Fund	10.07	9.83	0.00
Van Eck Worldwide Hard Assets Fund	7.32	11.20	0.00
Van Kampen LIT Growth and Income Portfolio	7.17	8.68	1,435.88
Van Kampen UIF Emerging Markets Debt Portfolio	9.20	11.69	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.38	10.58	1,300.23
Van Kampen UIF Mid Cap Growth Portfolio	6.12	9.39	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.51	8.84	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.01	7.54	0.00

Table 15– 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Access VP High Yield	9.61	10.96	10,681.24
Adaptive Allocation Portfolio	7.63	8.99	0.00
AIM V.I. Basic Value Series II	4.89	7.05	159.85
AIM V.I. Global Real Estate Series II	6.28	8.03	133.66
AIM V.I. International Growth Series II	7.09	9.33	1,377.46
AIM V.I. Mid Cap Core Equity Series II	7.67	9.71	0.00
Alger Small Cap Growth Portfolio	9.31	13.22	0.00
American Century VP Income & Growth Fund	7.88	9.06	904.97
American Century VP International Fund	9.35	12.19	62.54
American Century VP Large Company Value Fund	7.06	8.26	183.60
American Century VP Mid Cap Value Fund	8.76	11.09	0.00
American Century VP Ultra Fund	6.27	8.23	0.00
Chariot Absolute Return Currency	0.00	9.77	167,285.01
Credit Suisse Trust – International Equity Flex III Portfolio	4.79	6.16	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.85	8.69	0.00
DireXion Dynamic HY Bond Fund	8.51	9.11	978.94
Dreyfus Socially Responsible Growth Fund, Inc.	7.00	9.11	0.00
Dreyfus VIF Appreciation Portfolio	7.93	9.45	0.00
Dreyfus VIF International Value Portfolio	6.51	8.29	54.93
Goldman Sachs VIT Structured Small Cap Equity Fund	6.04	7.52	216.07
PIMCO VIT All Asset Portfolio	9.33	11.05	2,699.21
PIMCO VIT High Yield Portfolio	7.86	10.74	46,915.22
PIMCO VIT Low Duration Portfolio	10.33	11.40	21,727.41
PIMCO VIT Real Return Portfolio	9.85	11.36	3,525.74
PIMCO VIT Total Return Portfolio	11.13	12.36	20,415.74
ProFund VP Asia 30	7.87	11.84	577.93
ProFund VP Banks	3.90	3.65	0.00
ProFund VP Basic Materials	5.95	9.43	7,524.02
ProFund VP Bear	12.56	8.84	6,071.92
ProFund VP Biotechnology	9.73	9.84	1,298.49
ProFund VP Bull	6.58	7.98	73,342.16
ProFund VP Consumer Goods	8.18	9.70	97.76
ProFund VP Consumer Services	6.43	8.20	1,458.85
ProFund VP Dow 30	7.58	8.75	0.00
ProFund VP Emerging Markets	4.90	7.77	15,184.68
ProFund VP Europe 30	6.31	8.15	2,263.84
ProFund VP Falling U.S. Dollar	9.18	9.25	0.00
ProFund VP Financials	4.16	4.66	1,119.10
ProFund VP Health Care	8.17	9.53	0.00
ProFund VP Industrials	6.31	7.64	1,452.14
ProFund VP International	5.29	6.43	0.00
ProFund VP Internet	5.75	9.94	866.93
ProFund VP Japan	5.21	5.60	0.00
ProFund VP Large-Cap Growth	6.94	8.78	284.03
ProFund VP Large-Cap Value	6.15	7.16	0.00
ProFund VP Mid-Cap	6.00	7.78	0.00
ProFund VP Mid-Cap Growth	6.28	8.47	0.00
ProFund VP Mid-Cap Value	6.12	7.81	182.15
ProFund VP Money Market	10.04	9.80	209,116.48
ProFund VP NASDAQ-100	6.54	9.70	27,996.55
ProFund VP Oil & Gas	8.17	9.21	2,586.87
ProFund VP Pharmaceuticals	8.51	9.70	0.00
ProFund VP Precious Metals	6.94	9.16	7,594.84
ProFund VP Real Estate	5.34	6.67	1,653.13
ProFund VP Rising Rates Opportunity	5.15	6.64	849.14
ProFund VP Semiconductor	4.62	7.38	22,927.36
ProFund VP Short Dow 30	10.74	7.82	0.00
ProFund VP Short Emerging Markets	12.73	6.37	0.00
ProFund VP Short International	13.76	9.36	0.00
ProFund VP Short Mid-Cap	12.37	7.79	4,101.68
ProFund VP Short NASDAQ-100	12.21	7.07	5,423.96
ProFund VP Short Small-Cap	12.01	7.92	15,890.09
ProFund VP Small-Cap	6.02	7.40	0.00
ProFund VP Small-Cap Growth	6.34	7.80	7,105.08
ProFund VP Small-Cap Value	6.22	7.30	0.00
ProFund VP Technology	6.24	9.83	1,390.90
ProFund VP Telecommunications	7.97	8.34	20,780.15
ProFund VP U.S. Government Plus	17.10	11.24	0.00
ProFund VP UltraBull	3.52	4.96	20,912.68
ProFund VP UltraMid-Cap	3.09	4.99	2,966.85
ProFund VP UltraNASDAQ-100	3.35	7.17	29,140.43
ProFund VP UltraShort Dow 30	13.58	7.14	0.00
ProFund VP UltraShort NASDAQ-100	17.41	6.10	0.00
ProFund VP UltraSmall-Cap	2.77	3.79	182.21
ProFund VP Utilities	8.96	9.68	0.00
Rydex VT Dow 2x Strategy Fund	4.56	30.42	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.84	6.39	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.36	7.14	0.00
Rydex VT S&P 500 2x Strategy Fund	3.45	4.92	0.00
Rydex VT U.S. Government Money Market Fund	9.47	9.24	0.00
Van Eck Worldwide Hard Assets Fund	7.31	11.18	394.84
Van Kampen LIT Growth and Income Portfolio	7.16	8.67	87.66
Van Kampen UIF Emerging Markets Debt Portfolio	9.19	11.66	292.62
Van Kampen UIF Emerging Markets Equity Portfolio	6.37	10.56	12,393.95
Van Kampen UIF Mid Cap Growth Portfolio	6.11	9.37	401.58
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.50	8.82	231.27
Van Kampen UIF U.S. Real Estate Portfolio	6.00	7.52	0.00

Table 16 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E and 5% Extra Credit Rider

Base Contract with 1.45% M&E and 4% Extra Credit Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Estate Planning Rider

Access VP High Yield	9.60	10.94	1,715.57
Adaptive Allocation Portfolio	7.63	8.98	0.00
AIM V.I. Basic Value Series II	4.89	7.04	139.62
AIM V.I. Global Real Estate Series II	6.28	8.02	0.00
AIM V.I. International Growth Series II	7.08	9.32	104.45
AIM V.I. Mid Cap Core Equity Series II	7.66	9.69	0.00
Alger Small Cap Growth Portfolio	12.29	17.43	0.00
American Century VP Income & Growth Fund	9.76	11.21	0.00
American Century VP International Fund	11.09	14.45	326.12
American Century VP Large Company Value Fund	7.05	8.24	0.00
American Century VP Mid Cap Value Fund	8.74	11.06	0.00
American Century VP Ultra Fund	6.26	8.21	0.00
Chariot Absolute Return Currency	0.00	9.76	37,855.41
Credit Suisse Trust – International Equity Flex III Portfolio	4.79	6.15	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.84	8.68	0.00
DireXion Dynamic HY Bond Fund	8.50	9.10	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.99	9.09	0.00
Dreyfus VIF Appreciation Portfolio	7.92	9.43	0.00
Dreyfus VIF International Value Portfolio	6.50	8.28	116.79
Goldman Sachs VIT Structured Small Cap Equity Fund	6.03	7.50	0.00
PIMCO VIT All Asset Portfolio	9.32	11.03	181.97
PIMCO VIT High Yield Portfolio	7.85	10.72	4,992.22
PIMCO VIT Low Duration Portfolio	10.31	11.38	0.00
PIMCO VIT Real Return Portfolio	9.84	11.34	0.00
PIMCO VIT Total Return Portfolio	11.11	12.34	571.45
ProFund VP Asia 30	7.86	11.82	101.84
ProFund VP Banks	3.90	3.64	0.00
ProFund VP Basic Materials	5.95	9.41	4,119.64
ProFund VP Bear	12.55	8.82	2,560.57
ProFund VP Biotechnology	9.72	9.82	194.01
ProFund VP Bull	6.57	7.97	4,245.72
ProFund VP Consumer Goods	8.17	9.68	0.00
ProFund VP Consumer Services	6.42	8.19	0.00
ProFund VP Dow 30	7.57	8.74	0.00
ProFund VP Emerging Markets	4.90	7.76	6,171.38
ProFund VP Europe 30	6.30	8.13	0.00
ProFund VP Falling U.S. Dollar	9.18	9.24	0.00
ProFund VP Financials	4.15	4.66	2,339.39
ProFund VP Health Care	8.16	9.51	0.00
ProFund VP Industrials	6.31	7.63	0.00
ProFund VP International	5.28	6.42	0.00
ProFund VP Internet	5.74	9.93	0.00
ProFund VP Japan	5.20	5.59	0.00
ProFund VP Large-Cap Growth	6.93	8.76	0.00
ProFund VP Large-Cap Value	6.14	7.15	0.00
ProFund VP Mid-Cap	6.00	7.77	0.00
ProFund VP Mid-Cap Growth	6.27	8.45	0.00
ProFund VP Mid-Cap Value	6.11	7.80	0.00
ProFund VP Money Market	10.03	9.78	32,874.31
ProFund VP NASDAQ-100	6.53	9.68	987.22
ProFund VP Oil & Gas	8.16	9.19	0.00
ProFund VP Pharmaceuticals	8.50	9.68	0.00
ProFund VP Precious Metals	6.93	9.14	3,783.63
ProFund VP Real Estate	5.34	6.65	37.67
ProFund VP Rising Rates Opportunity	5.14	6.63	616.17
ProFund VP Semiconductor	4.61	7.37	382.69
ProFund VP Short Dow 30	10.73	7.80	0.00
ProFund VP Short Emerging Markets	12.72	6.36	0.00
ProFund VP Short International	13.75	9.35	0.00
ProFund VP Short Mid-Cap	12.35	7.78	2,251.14
ProFund VP Short NASDAQ-100	12.19	7.05	3,086.48
ProFund VP Short Small-Cap	11.99	7.91	6,595.91
ProFund VP Small-Cap	6.01	7.39	0.00
ProFund VP Small-Cap Growth	6.33	7.79	0.00
ProFund VP Small-Cap Value	6.21	7.28	0.00
ProFund VP Technology	6.23	9.81	1,255.96
ProFund VP Telecommunications	7.95	8.32	336.96
ProFund VP U.S. Government Plus	17.08	11.22	0.00
ProFund VP UltraBull	3.51	4.95	1,770.53
ProFund VP UltraMid-Cap	3.08	4.98	412.36
ProFund VP UltraNASDAQ-100	3.35	7.16	4,178.50
ProFund VP UltraShort Dow 30	13.57	7.13	0.00
ProFund VP UltraShort NASDAQ-100	17.40	6.09	0.00
ProFund VP UltraSmall-Cap	2.77	3.78	0.00
ProFund VP Utilities	8.95	9.66	0.00
Rydex VT Dow 2x Strategy Fund	4.55	30.36	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.83	6.38	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.36	7.13	0.00
Rydex VT S&P 500 2x Strategy Fund	3.44	4.91	0.00
Rydex VT U.S. Government Money Market Fund	9.53	9.30	0.00
Van Eck Worldwide Hard Assets Fund	7.30	11.16	1,017.27
Van Kampen LIT Growth and Income Portfolio	7.15	8.65	465.85
Van Kampen UIF Emerging Markets Debt Portfolio	9.18	11.64	41.39
Van Kampen UIF Emerging Markets Equity Portfolio	6.36	10.54	115.16
Van Kampen UIF Mid Cap Growth Portfolio	6.10	9.36	446.58
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.49	8.80	111.89
Van Kampen UIF U.S. Real Estate Portfolio	6.00	7.51	0.00

Table 17 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	9.58	10.92	0.00
Adaptive Allocation Portfolio	7.62	8.96	0.00
AIM V.I. Basic Value Series II	4.88	7.03	0.00
AIM V.I. Global Real Estate Series II	6.27	8.01	2,374.76
AIM V.I. International Growth Series II	7.07	9.30	0.00
AIM V.I. Mid Cap Core Equity Series II	7.65	9.67	0.00
Alger Small Cap Growth Portfolio	7.40	10.49	0.00
American Century VP Income & Growth Fund	7.10	8.14	0.00
American Century VP International Fund	8.02	10.44	0.00
American Century VP Large Company Value Fund	6.98	8.15	0.00
American Century VP Mid Cap Value Fund	8.33	10.54	0.00
American Century VP Ultra Fund	6.44	8.44	0.00
Chariot Absolute Return Currency	0.00	9.76	36,837.33
Credit Suisse Trust – International Equity Flex III Portfolio	4.78	6.14	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.83	8.66	0.00
DireXion Dynamic HY Bond Fund	8.48	9.08	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.98	9.08	0.00
Dreyfus VIF Appreciation Portfolio	7.91	9.42	0.00
Dreyfus VIF International Value Portfolio	6.49	8.26	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.76	7.16	0.00
PIMCO VIT All Asset Portfolio	9.31	11.01	0.00
PIMCO VIT High Yield Portfolio	7.84	10.70	25,756.93
PIMCO VIT Low Duration Portfolio	10.30	11.36	590.56
PIMCO VIT Real Return Portfolio	9.83	11.32	0.00
PIMCO VIT Total Return Portfolio	11.10	12.32	544.68
ProFund VP Asia 30	7.85	11.79	0.00
ProFund VP Banks	3.89	3.63	0.00
ProFund VP Basic Materials	5.94	9.39	0.00
ProFund VP Bear	12.53	8.80	551.50
ProFund VP Biotechnology	9.70	9.81	0.00
ProFund VP Bull	6.56	7.95	5,668.54
ProFund VP Consumer Goods	8.16	9.66	0.00
ProFund VP Consumer Services	6.41	8.17	0.00
ProFund VP Dow 30	7.56	8.72	0.00
ProFund VP Emerging Markets	4.90	7.75	2,620.24
ProFund VP Europe 30	6.30	8.12	0.00
ProFund VP Falling U.S. Dollar	9.17	9.23	0.00
ProFund VP Financials	4.15	4.65	0.00
ProFund VP Health Care	8.15	9.50	0.00
ProFund VP Industrials	6.30	7.61	0.00
ProFund VP International	5.28	6.41	0.00
ProFund VP Internet	5.74	9.91	0.00
ProFund VP Japan	5.19	5.58	0.00
ProFund VP Large-Cap Growth	6.92	8.75	0.00
ProFund VP Large-Cap Value	6.13	7.13	0.00
ProFund VP Mid-Cap	5.99	7.76	0.00
ProFund VP Mid-Cap Growth	6.26	8.43	0.00
ProFund VP Mid-Cap Value	6.11	7.78	0.00
ProFund VP Money Market	10.02	9.76	32,303.87
ProFund VP NASDAQ-100	6.53	9.66	5,715.68
ProFund VP Oil & Gas	8.15	9.17	0.00
ProFund VP Pharmaceuticals	8.49	9.67	0.00
ProFund VP Precious Metals	6.92	9.13	0.00
ProFund VP Real Estate	5.33	6.64	0.00
ProFund VP Rising Rates Opportunity	5.14	6.62	0.00
ProFund VP Semiconductor	4.60	7.35	2,347.94
ProFund VP Short Dow 30	10.71	7.79	0.00
ProFund VP Short Emerging Markets	12.72	6.35	0.00
ProFund VP Short International	13.74	9.34	0.00
ProFund VP Short Mid-Cap	12.34	7.77	523.05
ProFund VP Short NASDAQ-100	12.18	7.04	672.23
ProFund VP Short Small-Cap	11.98	7.89	3,063.40
ProFund VP Small-Cap	6.00	7.37	0.00
ProFund VP Small-Cap Growth	6.32	7.77	1,464.18
ProFund VP Small-Cap Value	6.20	7.27	0.00
ProFund VP Technology	6.23	9.79	0.00
ProFund VP Telecommunications	7.94	8.31	2,072.96
ProFund VP U.S. Government Plus	17.06	11.20	0.00
ProFund VP UltraBull	3.51	4.94	3,064.09
ProFund VP UltraMid-Cap	3.08	4.97	0.00
ProFund VP UltraNASDAQ-100	3.34	7.15	4,282.26
ProFund VP UltraShort Dow 30	13.56	7.12	0.00
ProFund VP UltraShort NASDAQ-100	17.39	6.08	0.00
ProFund VP UltraSmall-Cap	2.76	3.77	0.00
ProFund VP Utilities	8.94	9.65	0.00
Rydex VT Dow 2x Strategy Fund	4.54	30.31	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.81	6.37	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.35	7.11	0.00
Rydex VT S&P 500 2x Strategy Fund	3.44	4.90	0.00
Rydex VT U.S. Government Money Market Fund	10.09	9.84	0.00
Van Eck Worldwide Hard Assets Fund	7.29	11.14	0.00
Van Kampen LIT Growth and Income Portfolio	7.14	8.63	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.17	11.62	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.35	10.53	4,698.49
Van Kampen UIF Mid Cap Growth Portfolio	6.09	9.34	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.48	8.79	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.99	7.50	0.00

Table 18 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	9.57	10.90	10,568.93
Adaptive Allocation Portfolio	7.61	8.95	0.00
AIM V.I. Basic Value Series II	4.87	7.01	0.00
AIM V.I. Global Real Estate Series II	6.26	7.99	45.24
AIM V.I. International Growth Series II	7.06	9.28	112.18
AIM V.I. Mid Cap Core Equity Series II	7.64	9.66	0.00
Alger Small Cap Growth Portfolio	9.22	13.06	0.00
American Century VP Income & Growth Fund	7.80	8.95	0.00
American Century VP International Fund	9.26	12.05	0.00
American Century VP Large Company Value Fund	7.02	8.20	82.32
American Century VP Mid Cap Value Fund	8.70	11.00	0.00
American Century VP Ultra Fund	6.23	8.17	436.59
Chariot Absolute Return Currency	0.00	9.76	51,572.14
Credit Suisse Trust – International Equity Flex III Portfolio	4.77	6.13	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.82	8.65	0.00
DireXion Dynamic HY Bond Fund	8.47	9.06	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.97	9.06	0.00
Dreyfus VIF Appreciation Portfolio	7.90	9.40	0.00
Dreyfus VIF International Value Portfolio	6.48	8.25	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.00	7.46	96.87
PIMCO VIT All Asset Portfolio	9.29	10.99	0.00
PIMCO VIT High Yield Portfolio	7.83	10.68	13,515.66
PIMCO VIT Low Duration Portfolio	10.29	11.34	555.54
PIMCO VIT Real Return Portfolio	9.81	11.30	0.00
PIMCO VIT Total Return Portfolio	11.08	12.30	512.41
ProFund VP Asia 30	7.84	11.77	0.00
ProFund VP Banks	3.89	3.63	0.00
ProFund VP Basic Materials	5.93	9.38	1,991.53
ProFund VP Bear	12.51	8.79	866.88
ProFund VP Biotechnology	9.69	9.79	0.00
ProFund VP Bull	6.55	7.94	9,839.00
ProFund VP Consumer Goods	8.14	9.64	0.00
ProFund VP Consumer Services	6.41	8.16	0.00
ProFund VP Dow 30	7.55	8.71	332.52
ProFund VP Emerging Markets	4.90	7.74	2,251.23
ProFund VP Europe 30	6.29	8.10	0.00
ProFund VP Falling U.S. Dollar	9.17	9.22	0.00
ProFund VP Financials	4.14	4.64	0.00
ProFund VP Health Care	8.14	9.48	0.00
ProFund VP Industrials	6.29	7.60	0.00
ProFund VP International	5.28	6.41	0.00
ProFund VP Internet	5.73	9.89	0.00
ProFund VP Japan	5.18	5.57	0.00
ProFund VP Large-Cap Growth	6.91	8.73	78.51
ProFund VP Large-Cap Value	6.12	7.12	0.00
ProFund VP Mid-Cap	5.99	7.75	0.00
ProFund VP Mid-Cap Growth	6.25	8.42	0.00
ProFund VP Mid-Cap Value	6.10	7.77	1,637.79
ProFund VP Money Market	10.00	9.74	50,239.78
ProFund VP NASDAQ-100	6.52	9.65	14,121.65
ProFund VP Oil & Gas	8.14	9.16	1,340.04
ProFund VP Pharmaceuticals	8.48	9.65	0.00
ProFund VP Precious Metals	6.91	9.11	40.15
ProFund VP Real Estate	5.32	6.63	0.00
ProFund VP Rising Rates Opportunity	5.13	6.60	0.00
ProFund VP Semiconductor	4.60	7.34	6,832.58
ProFund VP Short Dow 30	10.70	7.77	0.00
ProFund VP Short Emerging Markets	12.71	6.35	0.00
ProFund VP Short International	13.74	9.33	0.00
ProFund VP Short Mid-Cap	12.32	7.75	814.03
ProFund VP Short NASDAQ-100	12.16	7.03	1,051.73
ProFund VP Short Small-Cap	11.96	7.88	2,973.98
ProFund VP Small-Cap	6.00	7.36	0.00
ProFund VP Small-Cap Growth	6.31	7.76	0.00
ProFund VP Small-Cap Value	6.19	7.26	0.00
ProFund VP Technology	6.22	9.77	0.00
ProFund VP Telecommunications	7.93	8.29	6,016.08
ProFund VP U.S. Government Plus	17.04	11.18	0.00
ProFund VP UltraBull	3.50	4.93	7,994.91
ProFund VP UltraMid-Cap	3.07	4.96	0.00
ProFund VP UltraNASDAQ-100	3.34	7.13	6,514.01
ProFund VP UltraShort Dow 30	13.56	7.12	0.00
ProFund VP UltraShort NASDAQ-100	17.38	6.08	0.00
ProFund VP UltraSmall-Cap	2.76	3.77	0.00
ProFund VP Utilities	8.93	9.63	0.00
Rydex VT Dow 2x Strategy Fund	4.54	30.25	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.79	6.36	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.35	7.10	0.00
Rydex VT S&P 500 2x Strategy Fund	3.43	4.89	0.00
Rydex VT U.S. Government Money Market Fund	9.38	9.13	0.00
Van Eck Worldwide Hard Assets Fund	7.28	11.12	154.02
Van Kampen LIT Growth and Income Portfolio	7.13	8.62	78.69
Van Kampen UIF Emerging Markets Debt Portfolio	9.16	11.60	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.34	10.51	10,602.16
Van Kampen UIF Mid Cap Growth Portfolio	6.08	9.32	74.49
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.47	8.77	79.93
Van Kampen UIF U.S. Real Estate Portfolio	5.98	7.48	0.00

Table 19 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	9.56	10.88	1,087.75
Adaptive Allocation Portfolio	7.61	8.94	0.00
AIM V.I. Basic Value Series II	4.87	7.00	47.30
AIM V.I. Global Real Estate Series II	6.25	7.98	0.00
AIM V.I. International Growth Series II	7.06	9.27	35.38
AIM V.I. Mid Cap Core Equity Series II	7.62	9.64	0.00
Alger Small Cap Growth Portfolio	7.37	10.44	0.00
American Century VP Income & Growth Fund	7.07	8.11	0.00
American Century VP International Fund	7.99	10.40	52.38
American Century VP Large Company Value Fund	6.96	8.12	429.02
American Century VP Mid Cap Value Fund	8.30	10.49	0.00
American Century VP Ultra Fund	6.42	8.41	0.00
Chariot Absolute Return Currency	0.00	9.76	35,558.35
Credit Suisse Trust – International Equity Flex III Portfolio	4.77	6.12	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.81	8.63	0.00
DireXion Dynamic HY Bond Fund	8.46	9.05	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.96	9.04	0.00
Dreyfus VIF Appreciation Portfolio	7.88	9.38	0.00
Dreyfus VIF International Value Portfolio	6.47	8.23	39.56
Goldman Sachs VIT Structured Small Cap Equity Fund	5.74	7.13	0.00
PIMCO VIT All Asset Portfolio	9.28	10.97	0.00
PIMCO VIT High Yield Portfolio	7.82	10.66	2,253.26
PIMCO VIT Low Duration Portfolio	10.27	11.32	1,344.02
PIMCO VIT Real Return Portfolio	9.80	11.28	0.00
PIMCO VIT Total Return Portfolio	11.07	12.27	1,767.35
ProFund VP Asia 30	7.83	11.75	126.99
ProFund VP Banks	3.88	3.62	0.00
ProFund VP Basic Materials	5.92	9.36	1,589.89
ProFund VP Bear	12.50	8.77	368.71
ProFund VP Biotechnology	9.68	9.77	0.00
ProFund VP Bull	6.55	7.92	7,790.81
ProFund VP Consumer Goods	8.13	9.62	0.00
ProFund VP Consumer Services	6.40	8.14	0.00
ProFund VP Dow 30	7.54	8.69	0.00
ProFund VP Emerging Markets	4.89	7.73	4,565.92
ProFund VP Europe 30	6.28	8.09	0.00
ProFund VP Falling U.S. Dollar	9.16	9.21	0.00
ProFund VP Financials	4.14	4.63	936.03
ProFund VP Health Care	8.13	9.46	0.00
ProFund VP Industrials	6.28	7.59	0.00
ProFund VP International	5.28	6.40	0.00
ProFund VP Internet	5.72	9.87	250.04
ProFund VP Japan	5.18	5.56	0.00
ProFund VP Large-Cap Growth	6.90	8.71	0.00
ProFund VP Large-Cap Value	6.11	7.11	0.00
ProFund VP Mid-Cap	5.99	7.74	0.00
ProFund VP Mid-Cap Growth	6.24	8.40	0.00
ProFund VP Mid-Cap Value	6.09	7.76	0.00
ProFund VP Money Market	9.99	9.73	27,423.18
ProFund VP NASDAQ-100	6.51	9.63	3,010.87
ProFund VP Oil & Gas	8.13	9.14	154.44
ProFund VP Pharmaceuticals	8.46	9.63	0.00
ProFund VP Precious Metals	6.90	9.09	1,219.72
ProFund VP Real Estate	5.32	6.62	577.02
ProFund VP Rising Rates Opportunity	5.12	6.59	0.00
ProFund VP Semiconductor	4.59	7.33	1,831.03
ProFund VP Short Dow 30	10.68	7.76	0.00
ProFund VP Short Emerging Markets	12.70	6.34	0.00
ProFund VP Short International	13.73	9.32	0.00
ProFund VP Short Mid-Cap	12.30	7.74	142.26
ProFund VP Short NASDAQ-100	12.14	7.01	194.95
ProFund VP Short Small-Cap	11.95	7.86	3,279.85
ProFund VP Small-Cap	5.99	7.35	0.00
ProFund VP Small-Cap Growth	6.31	7.74	0.00
ProFund VP Small-Cap Value	6.18	7.24	0.00
ProFund VP Technology	6.21	9.76	0.00
ProFund VP Telecommunications	7.92	8.28	1,616.23
ProFund VP U.S. Government Plus	17.01	11.16	0.00
ProFund VP UltraBull	3.50	4.92	3,263.29
ProFund VP UltraMid-Cap	3.07	4.95	0.00
ProFund VP UltraNASDAQ-100	3.33	7.12	4,863.47
ProFund VP UltraShort Dow 30	13.55	7.11	0.00
ProFund VP UltraShort NASDAQ-100	17.37	6.07	0.00
ProFund VP UltraSmall-Cap	2.75	3.76	0.00
ProFund VP Utilities	8.92	9.61	387.63
Rydex VT Dow 2x Strategy Fund	4.53	30.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.78	6.35	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.34	7.09	0.00
Rydex VT S&P 500 2x Strategy Fund	3.43	4.88	0.00
Rydex VT U.S. Government Money Market Fund	10.06	9.79	0.00
Van Eck Worldwide Hard Assets Fund	7.27	11.10	0.00
Van Kampen LIT Growth and Income Portfolio	7.12	8.60	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.14	11.58	18.73
Van Kampen UIF Emerging Markets Equity Portfolio	6.33	10.49	1,123.44
Van Kampen UIF Mid Cap Growth Portfolio	6.08	9.31	344.64
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.46	8.76	37.90
Van Kampen UIF U.S. Real Estate Portfolio	5.97	7.47	0.00

Table 20 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	9.54	10.86	0.00
Adaptive Allocation Portfolio	7.60	8.93	0.00
AIM V.I. Basic Value Series II	4.86	6.99	0.00
AIM V.I. Global Real Estate Series II	6.24	7.96	0.00
AIM V.I. International Growth Series II	7.05	9.25	0.00
AIM V.I. Mid Cap Core Equity Series II	7.61	9.62	0.00
Alger Small Cap Growth Portfolio	9.15	12.96	0.00
American Century VP Income & Growth Fund	7.75	8.88	0.00
American Century VP International Fund	9.19	11.95	0.00
American Century VP Large Company Value Fund	6.99	8.16	0.00
American Century VP Mid Cap Value Fund	8.67	10.95	0.00
American Century VP Ultra Fund	6.21	8.13	0.00
Chariot Absolute Return Currency	0.00	9.75	27,443.60
Credit Suisse Trust – International Equity Flex III Portfolio	4.76	6.11	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.81	8.61	0.00
DireXion Dynamic HY Bond Fund	8.45	9.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.95	9.03	0.00
Dreyfus VIF Appreciation Portfolio	7.87	9.36	0.00
Dreyfus VIF International Value Portfolio	6.47	8.22	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.98	7.43	0.00
PIMCO VIT All Asset Portfolio	9.27	10.95	0.00
PIMCO VIT High Yield Portfolio	7.80	10.64	9,527.49
PIMCO VIT Low Duration Portfolio	10.26	11.30	649.34
PIMCO VIT Real Return Portfolio	9.79	11.26	0.00
PIMCO VIT Total Return Portfolio	11.05	12.25	598.91
ProFund VP Asia 30	7.82	11.73	0.00
ProFund VP Banks	3.88	3.61	0.00
ProFund VP Basic Materials	5.91	9.34	0.00
ProFund VP Bear	12.48	8.76	0.00
ProFund VP Biotechnology	9.66	9.75	0.00
ProFund VP Bull	6.54	7.91	7,196.25
ProFund VP Consumer Goods	8.12	9.61	0.00
ProFund VP Consumer Services	6.39	8.13	0.00
ProFund VP Dow 30	7.53	8.67	0.00
ProFund VP Emerging Markets	4.89	7.73	1,211.93
ProFund VP Europe 30	6.27	8.07	0.00
ProFund VP Falling U.S. Dollar	9.16	9.20	0.00
ProFund VP Financials	4.13	4.62	0.00
ProFund VP Health Care	8.12	9.44	0.00
ProFund VP Industrials	6.27	7.57	0.00
ProFund VP International	5.27	6.39	0.00
ProFund VP Internet	5.71	9.85	0.00
ProFund VP Japan	5.17	5.55	0.00
ProFund VP Large-Cap Growth	6.89	8.70	0.00
ProFund VP Large-Cap Value	6.11	7.10	0.00
ProFund VP Mid-Cap	5.98	7.74	0.00
ProFund VP Mid-Cap Growth	6.23	8.39	0.00
ProFund VP Mid-Cap Value	6.08	7.74	0.00
ProFund VP Money Market	9.98	9.71	33,144.33
ProFund VP NASDAQ-100	6.50	9.61	12,498.28
ProFund VP Oil & Gas	8.12	9.12	0.00
ProFund VP Pharmaceuticals	8.45	9.61	0.00
ProFund VP Precious Metals	6.89	9.08	0.00
ProFund VP Real Estate	5.31	6.60	0.00
ProFund VP Rising Rates Opportunity	5.12	6.58	0.00
ProFund VP Semiconductor	4.58	7.31	6,101.58
ProFund VP Short Dow 30	10.67	7.74	0.00
ProFund VP Short Emerging Markets	12.70	6.33	0.00
ProFund VP Short International	13.72	9.31	0.00
ProFund VP Short Mid-Cap	12.29	7.72	0.00
ProFund VP Short NASDAQ-100	12.13	7.00	0.00
ProFund VP Short Small-Cap	11.93	7.85	1,071.95
ProFund VP Small-Cap	5.98	7.33	0.00
ProFund VP Small-Cap Growth	6.30	7.73	830.81
ProFund VP Small-Cap Value	6.17	7.23	0.00
ProFund VP Technology	6.20	9.74	0.00
ProFund VP Telecommunications	7.91	8.26	5,389.24
ProFund VP U.S. Government Plus	16.99	11.14	0.00
ProFund VP UltraBull	3.49	4.91	7,979.65
ProFund VP UltraMid-Cap	3.07	4.94	0.00
ProFund VP UltraNASDAQ-100	3.33	7.11	5,114.92
ProFund VP UltraShort Dow 30	13.54	7.10	0.00
ProFund VP UltraShort NASDAQ-100	17.36	6.06	0.00
ProFund VP UltraSmall-Cap	2.75	3.75	0.00
ProFund VP Utilities	8.91	9.59	0.00
Rydex VT Dow 2x Strategy Fund	4.53	30.14	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.76	6.33	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.34	7.07	0.00
Rydex VT S&P 500 2x Strategy Fund	3.42	4.87	0.00
Rydex VT U.S. Government Money Market Fund	9.31	9.06	0.00
Van Eck Worldwide Hard Assets Fund	7.26	11.08	0.00
Van Kampen LIT Growth and Income Portfolio	7.11	8.59	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.13	11.56	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.32	10.47	7,039.75
Van Kampen UIF Mid Cap Growth Portfolio	6.07	9.29	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.46	8.74	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.96	7.46	0.00

Table 21 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 3 Year CDSC Rider

Access VP High Yield	9.53	10.84	0.00
Adaptive Allocation Portfolio	7.60	8.92	0.00
AIM V.I. Basic Value Series II	4.86	6.98	0.00
AIM V.I. Global Real Estate Series II	6.23	7.95	0.00
AIM V.I. International Growth Series II	7.04	9.23	0.00
AIM V.I. Mid Cap Core Equity Series II	7.60	9.60	0.00
Alger Small Cap Growth Portfolio	8.16	11.54	0.00
American Century VP Income & Growth Fund	7.30	8.36	0.00
American Century VP International Fund	8.47	11.01	1,882.47
American Century VP Large Company Value Fund	6.98	8.14	0.00
American Century VP Mid Cap Value Fund	8.65	10.92	0.00
American Century VP Ultra Fund	6.20	8.11	0.00
Chariot Absolute Return Currency	0.00	9.75	24,093.74
Credit Suisse Trust – International Equity Flex III Portfolio	4.75	6.10	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.80	8.60	0.00
DireXion Dynamic HY Bond Fund	8.44	9.01	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.94	9.01	0.00
Dreyfus VIF Appreciation Portfolio	7.86	9.35	0.00
Dreyfus VIF International Value Portfolio	6.46	8.20	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.97	7.41	0.00
PIMCO VIT All Asset Portfolio	9.26	10.93	0.00
PIMCO VIT High Yield Portfolio	7.79	10.62	3,501.49
PIMCO VIT Low Duration Portfolio	10.25	11.28	1,816.86
PIMCO VIT Real Return Portfolio	9.77	11.24	912.63
PIMCO VIT Total Return Portfolio	11.04	12.23	2,504.33
ProFund VP Asia 30	7.81	11.71	0.00
ProFund VP Banks	3.87	3.61	0.00
ProFund VP Basic Materials	5.91	9.32	0.00
ProFund VP Bear	12.46	8.74	758.67
ProFund VP Biotechnology	9.65	9.73	0.00
ProFund VP Bull	6.53	7.89	8,382.60
ProFund VP Consumer Goods	8.11	9.59	0.00
ProFund VP Consumer Services	6.38	8.11	0.00
ProFund VP Dow 30	7.52	8.66	0.00
ProFund VP Emerging Markets	4.89	7.72	3,718.76
ProFund VP Europe 30	6.26	8.06	0.00
ProFund VP Falling U.S. Dollar	9.15	9.19	0.00
ProFund VP Financials	4.12	4.61	0.00
ProFund VP Health Care	8.11	9.43	0.00
ProFund VP Industrials	6.26	7.56	0.00
ProFund VP International	5.27	6.39	0.00
ProFund VP Internet	5.71	9.84	0.00
ProFund VP Japan	5.16	5.54	0.00
ProFund VP Large-Cap Growth	6.88	8.68	0.00
ProFund VP Large-Cap Value	6.10	7.08	0.00
ProFund VP Mid-Cap	5.98	7.73	3,439.69
ProFund VP Mid-Cap Growth	6.23	8.37	0.00
ProFund VP Mid-Cap Value	6.07	7.73	0.00
ProFund VP Money Market	9.96	9.69	23,794.55
ProFund VP NASDAQ-100	6.49	9.59	3,383.00
ProFund VP Oil & Gas	8.11	9.11	0.00
ProFund VP Pharmaceuticals	8.44	9.60	0.00
ProFund VP Precious Metals	6.89	9.06	0.00
ProFund VP Real Estate	5.30	6.59	0.00
ProFund VP Rising Rates Opportunity	5.11	6.57	0.00
ProFund VP Semiconductor	4.58	7.30	0.00
ProFund VP Short Dow 30	10.66	7.73	0.00
ProFund VP Short Emerging Markets	12.69	6.33	0.00
ProFund VP Short International	13.71	9.30	0.00
ProFund VP Short Mid-Cap	12.27	7.71	0.00
ProFund VP Short NASDAQ-100	12.11	6.99	0.00
ProFund VP Short Small-Cap	11.92	7.84	3,300.25
ProFund VP Small-Cap	5.97	7.32	3,699.05
ProFund VP Small-Cap Growth	6.29	7.72	1,025.60
ProFund VP Small-Cap Value	6.17	7.22	0.00
ProFund VP Technology	6.19	9.72	0.00
ProFund VP Telecommunications	7.90	8.25	0.00
ProFund VP U.S. Government Plus	16.97	11.12	0.00
ProFund VP UltraBull	3.49	4.90	0.00
ProFund VP UltraMid-Cap	3.06	4.94	0.00
ProFund VP UltraNASDAQ-100	3.33	7.09	4,028.94
ProFund VP UltraShort Dow 30	13.53	7.10	0.00
ProFund VP UltraShort NASDAQ-100	17.35	6.06	0.00
ProFund VP UltraSmall-Cap	2.75	3.74	0.00
ProFund VP Utilities	8.89	9.58	0.00
Rydex VT Dow 2x Strategy Fund	4.52	30.08	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.75	6.32	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.33	7.06	0.00
Rydex VT S&P 500 2x Strategy Fund	3.42	4.86	0.00
Rydex VT U.S. Government Money Market Fund	9.93	9.66	9,912.15
Van Eck Worldwide Hard Assets Fund	7.25	11.06	0.00
Van Kampen LIT Growth and Income Portfolio	7.10	8.57	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.12	11.54	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.32	10.45	1,350.97
Van Kampen UIF Mid Cap Growth Portfolio	6.06	9.27	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.45	8.72	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.96	7.44	0.00

Table 22 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Access VP High Yield	9.52	10.82	0.00
Adaptive Allocation Portfolio	7.59	8.91	0.00
AIM V.I. Basic Value Series II	4.85	6.96	644.63
AIM V.I. Global Real Estate Series II	6.23	7.93	104.95
AIM V.I. International Growth Series II	7.03	9.21	61.55
AIM V.I. Mid Cap Core Equity Series II	7.59	9.58	0.00
Alger Small Cap Growth Portfolio	9.09	12.86	0.00
American Century VP Income & Growth Fund	7.70	8.81	157.32
American Century VP International Fund	9.13	11.86	226.54
American Century VP Large Company Value Fund	6.97	8.12	0.00
American Century VP Mid Cap Value Fund	8.64	10.89	0.00
American Century VP Ultra Fund	6.18	8.09	0.00
Chariot Absolute Return Currency	0.00	9.75	10,979.70
Credit Suisse Trust – International Equity Flex III Portfolio	4.75	6.08	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.79	8.58	161.47
DireXion Dynamic HY Bond Fund	8.43	9.00	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.93	8.99	0.00
Dreyfus VIF Appreciation Portfolio	7.85	9.33	0.00
Dreyfus VIF International Value Portfolio	6.45	8.19	101.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.95	7.39	38.80
PIMCO VIT All Asset Portfolio	9.24	10.91	0.00
PIMCO VIT High Yield Portfolio	7.78	10.60	1,182.93
PIMCO VIT Low Duration Portfolio	10.23	11.26	282,995.65
PIMCO VIT Real Return Portfolio	9.76	11.22	268.43
PIMCO VIT Total Return Portfolio	11.02	12.21	43.33
ProFund VP Asia 30	7.80	11.69	179.70
ProFund VP Banks	3.87	3.60	0.00
ProFund VP Basic Materials	5.90	9.31	0.00
ProFund VP Bear	12.45	8.72	0.00
ProFund VP Biotechnology	9.64	9.72	0.00
ProFund VP Bull	6.52	7.88	1,706.92
ProFund VP Consumer Goods	8.10	9.57	0.00
ProFund VP Consumer Services	6.37	8.10	0.00
ProFund VP Dow 30	7.51	8.64	0.00
ProFund VP Emerging Markets	4.89	7.71	1,247.24
ProFund VP Europe 30	6.25	8.04	256.64
ProFund VP Falling U.S. Dollar	9.15	9.18	0.00
ProFund VP Financials	4.12	4.60	0.00
ProFund VP Health Care	8.10	9.41	0.00
ProFund VP Industrials	6.25	7.54	0.00
ProFund VP International	5.27	6.38	0.00
ProFund VP Internet	5.70	9.82	0.00
ProFund VP Japan	5.16	5.53	0.00
ProFund VP Large-Cap Growth	6.87	8.67	164.67
ProFund VP Large-Cap Value	6.09	7.07	0.00
ProFund VP Mid-Cap	5.98	7.72	0.00
ProFund VP Mid-Cap Growth	6.22	8.36	0.00
ProFund VP Mid-Cap Value	6.06	7.71	0.00
ProFund VP Money Market	9.95	9.67	8,643.28
ProFund VP NASDAQ-100	6.48	9.58	1,042.49
ProFund VP Oil & Gas	8.10	9.09	342.11
ProFund VP Pharmaceuticals	8.43	9.58	0.00
ProFund VP Precious Metals	6.88	9.04	90.32
ProFund VP Real Estate	5.29	6.58	0.00
ProFund VP Rising Rates Opportunity	5.10	6.56	77.52
ProFund VP Semiconductor	4.57	7.29	551.70
ProFund VP Short Dow 30	10.64	7.72	0.00
ProFund VP Short Emerging Markets	12.68	6.32	0.00
ProFund VP Short International	13.71	9.29	0.00
ProFund VP Short Mid-Cap	12.25	7.69	0.00
ProFund VP Short NASDAQ-100	12.10	6.98	0.00
ProFund VP Short Small-Cap	11.90	7.82	1,109.81
ProFund VP Small-Cap	5.96	7.31	0.00
ProFund VP Small-Cap Growth	6.28	7.70	340.75
ProFund VP Small-Cap Value	6.16	7.20	116.56
ProFund VP Technology	6.18	9.70	0.00
ProFund VP Telecommunications	7.89	8.23	486.87
ProFund VP U.S. Government Plus	16.94	11.10	0.00
ProFund VP UltraBull	3.48	4.90	720.76
ProFund VP UltraMid-Cap	3.06	4.93	0.00
ProFund VP UltraNASDAQ-100	3.32	7.08	1,695.09
ProFund VP UltraShort Dow 30	13.53	7.09	0.00
ProFund VP UltraShort NASDAQ-100	17.34	6.05	0.00
ProFund VP UltraSmall-Cap	2.74	3.74	425.71
ProFund VP Utilities	8.88	9.56	0.00
Rydex VT Dow 2x Strategy Fund	4.51	30.03	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.73	6.31	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.33	7.05	0.00
Rydex VT S&P 500 2x Strategy Fund	3.41	4.85	0.00
Rydex VT U.S. Government Money Market Fund	9.25	9.00	0.00
Van Eck Worldwide Hard Assets Fund	7.24	11.04	239.07
Van Kampen LIT Growth and Income Portfolio	7.09	8.56	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.11	11.52	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.31	10.43	655.42
Van Kampen UIF Mid Cap Growth Portfolio	6.05	9.26	385.19
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.44	8.71	413.31
Van Kampen UIF U.S. Real Estate Portfolio	5.95	7.43	0.00

Table 23 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Access VP High Yield	9.51	10.80	2,959.55
Adaptive Allocation Portfolio	7.58	8.89	0.00
AIM V.I. Basic Value Series II	4.84	6.95	2,227.19
AIM V.I. Global Real Estate Series II	6.22	7.92	0.00
AIM V.I. International Growth Series II	7.02	9.20	163.90
AIM V.I. Mid Cap Core Equity Series II	7.58	9.57	0.00
Alger Small Cap Growth Portfolio	7.32	10.35	0.00
American Century VP Income & Growth Fund	7.03	8.04	0.00
American Century VP International Fund	7.94	10.31	978.82
American Century VP Large Company Value Fund	6.91	8.05	0.00
American Century VP Mid Cap Value Fund	8.25	10.40	0.00
American Century VP Ultra Fund	6.38	8.33	0.00
Chariot Absolute Return Currency	0.00	9.75	9,935.79
Credit Suisse Trust – International Equity Flex III Portfolio	4.74	6.07	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.78	8.57	0.00
DireXion Dynamic HY Bond Fund	8.42	8.98	271.35
Dreyfus Socially Responsible Growth Fund, Inc.	6.92	8.98	0.00
Dreyfus VIF Appreciation Portfolio	7.84	9.31	0.00
Dreyfus VIF International Value Portfolio	6.44	8.17	182.73
Goldman Sachs VIT Structured Small Cap Equity Fund	5.70	7.07	0.00
PIMCO VIT All Asset Portfolio	9.23	10.89	0.00
PIMCO VIT High Yield Portfolio	7.77	10.58	3,913.65
PIMCO VIT Low Duration Portfolio	10.22	11.24	0.00
PIMCO VIT Real Return Portfolio	9.75	11.20	709.42
PIMCO VIT Total Return Portfolio	11.01	12.18	2,921.89
ProFund VP Asia 30	7.79	11.66	1,114.56
ProFund VP Banks	3.86	3.59	0.00
ProFund VP Basic Materials	5.89	9.29	329.79
ProFund VP Bear	12.43	8.71	169.01
ProFund VP Biotechnology	9.63	9.70	0.00
ProFund VP Bull	6.51	7.86	1,260.62
ProFund VP Consumer Goods	8.09	9.55	0.00
ProFund VP Consumer Services	6.36	8.09	0.00
ProFund VP Dow 30	7.50	8.63	0.00
ProFund VP Emerging Markets	4.88	7.70	1,078.44
ProFund VP Europe 30	6.25	8.03	678.25
ProFund VP Falling U.S. Dollar	9.14	9.17	0.00
ProFund VP Financials	4.11	4.60	0.00
ProFund VP Health Care	8.09	9.39	0.00
ProFund VP Industrials	6.25	7.53	0.00
ProFund VP International	5.26	6.37	0.00
ProFund VP Internet	5.69	9.80	0.00
ProFund VP Japan	5.15	5.52	0.00
ProFund VP Large-Cap Growth	6.86	8.65	0.00
ProFund VP Large-Cap Value	6.08	7.06	0.00
ProFund VP Mid-Cap	5.97	7.71	0.00
ProFund VP Mid-Cap Growth	6.21	8.34	0.00
ProFund VP Mid-Cap Value	6.06	7.70	0.00
ProFund VP Money Market	9.94	9.65	11,600.76
ProFund VP NASDAQ-100	6.47	9.56	1,789.19
ProFund VP Oil & Gas	8.09	9.07	663.39
ProFund VP Pharmaceuticals	8.42	9.56	0.00
ProFund VP Precious Metals	6.87	9.03	790.87
ProFund VP Real Estate	5.29	6.57	237.55
ProFund VP Rising Rates Opportunity	5.10	6.54	341.19
ProFund VP Semiconductor	4.57	7.27	651.45
ProFund VP Short Dow 30	10.63	7.70	0.00
ProFund VP Short Emerging Markets	12.68	6.31	0.00
ProFund VP Short International	13.70	9.28	0.00
ProFund VP Short Mid-Cap	12.24	7.68	0.00
ProFund VP Short NASDAQ-100	12.08	6.96	0.00
ProFund VP Short Small-Cap	11.88	7.81	958.90
ProFund VP Small-Cap	5.96	7.29	0.00
ProFund VP Small-Cap Growth	6.27	7.69	0.00
ProFund VP Small-Cap Value	6.15	7.19	0.00
ProFund VP Technology	6.18	9.69	0.00
ProFund VP Telecommunications	7.88	8.22	574.84
ProFund VP U.S. Government Plus	16.92	11.08	159.07
ProFund VP UltraBull	3.48	4.89	850.82
ProFund VP UltraMid-Cap	3.05	4.92	0.00
ProFund VP UltraNASDAQ-100	3.32	7.07	1,574.84
ProFund VP UltraShort Dow 30	13.52	7.08	0.00
ProFund VP UltraShort NASDAQ-100	17.34	6.04	0.00
ProFund VP UltraSmall-Cap	2.74	3.73	1,125.09
ProFund VP Utilities	8.87	9.54	0.00
Rydex VT Dow 2x Strategy Fund	4.51	29.97	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.72	6.30	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.33	7.04	0.00
Rydex VT S&P 500 2x Strategy Fund	3.41	4.85	0.00
Rydex VT U.S. Government Money Market Fund	9.99	9.71	0.00
Van Eck Worldwide Hard Assets Fund	7.23	11.02	494.43
Van Kampen LIT Growth and Income Portfolio	7.08	8.54	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.09	11.49	260.06
Van Kampen UIF Emerging Markets Equity Portfolio	6.30	10.41	1,270.13
Van Kampen UIF Mid Cap Growth Portfolio	6.04	9.24	1,677.96
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.43	8.69	1,094.16
Van Kampen UIF U.S. Real Estate Portfolio	5.94	7.41	0.00

Table 24 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Access VP High Yield	9.49	10.78	0.00
Adaptive Allocation Portfolio	7.58	8.88	0.00
AIM V.I. Basic Value Series II	4.84	6.94	0.00
AIM V.I. Global Real Estate Series II	6.21	7.90	0.00
AIM V.I. International Growth Series II	7.01	9.18	0.00
AIM V.I. Mid Cap Core Equity Series II	7.57	9.55	0.00
Alger Small Cap Growth Portfolio	7.31	10.33	0.00
American Century VP Income & Growth Fund	7.01	8.02	0.00
American Century VP International Fund	7.93	10.29	0.00
American Century VP Large Company Value Fund	6.90	8.03	0.00
American Century VP Mid Cap Value Fund	8.23	10.38	0.00
American Century VP Ultra Fund	6.37	8.31	0.00
Chariot Absolute Return Currency	0.00	9.75	1,248.42
Credit Suisse Trust – International Equity Flex III Portfolio	4.74	6.06	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.77	8.55	0.00
DireXion Dynamic HY Bond Fund	8.41	8.96	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.92	8.96	0.00
Dreyfus VIF Appreciation Portfolio	7.83	9.29	0.00
Dreyfus VIF International Value Portfolio	6.43	8.16	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.69	7.05	0.00
PIMCO VIT All Asset Portfolio	9.22	10.87	0.00
PIMCO VIT High Yield Portfolio	7.76	10.56	1,620.88
PIMCO VIT Low Duration Portfolio	10.20	11.22	15,967.52
PIMCO VIT Real Return Portfolio	9.73	11.18	0.00
PIMCO VIT Total Return Portfolio	11.00	12.16	0.00
ProFund VP Asia 30	7.78	11.64	0.00
ProFund VP Banks	3.86	3.59	0.00
ProFund VP Basic Materials	5.88	9.27	494.75
ProFund VP Bear	12.41	8.69	0.00
ProFund VP Biotechnology	9.61	9.68	0.00
ProFund VP Bull	6.50	7.85	466.90
ProFund VP Consumer Goods	8.08	9.54	0.00
ProFund VP Consumer Services	6.35	8.07	0.00
ProFund VP Dow 30	7.49	8.61	0.00
ProFund VP Emerging Markets	4.88	7.69	697.30
ProFund VP Europe 30	6.24	8.01	0.00
ProFund VP Falling U.S. Dollar	9.14	9.17	0.00
ProFund VP Financials	4.11	4.59	0.00
ProFund VP Health Care	8.08	9.38	0.00
ProFund VP Industrials	6.24	7.52	0.00
ProFund VP International	5.26	6.37	0.00
ProFund VP Internet	5.68	9.78	0.00
ProFund VP Japan	5.14	5.51	0.00
ProFund VP Large-Cap Growth	6.85	8.63	0.00
ProFund VP Large-Cap Value	6.07	7.04	0.00
ProFund VP Mid-Cap	5.97	7.70	0.00
ProFund VP Mid-Cap Growth	6.20	8.33	0.00
ProFund VP Mid-Cap Value	6.05	7.69	0.00
ProFund VP Money Market	9.92	9.64	2,809.33
ProFund VP NASDAQ-100	6.46	9.54	294.08
ProFund VP Oil & Gas	8.08	9.06	0.00
ProFund VP Pharmaceuticals	8.41	9.54	0.00
ProFund VP Precious Metals	6.86	9.01	468.94
ProFund VP Real Estate	5.28	6.56	0.00
ProFund VP Rising Rates Opportunity	5.09	6.53	0.00
ProFund VP Semiconductor	4.56	7.26	0.00
ProFund VP Short Dow 30	10.61	7.69	0.00
ProFund VP Short Emerging Markets	12.67	6.31	0.00
ProFund VP Short International	13.69	9.27	0.00
ProFund VP Short Mid-Cap	12.22	7.67	0.00
ProFund VP Short NASDAQ-100	12.06	6.95	0.00
ProFund VP Short Small-Cap	11.87	7.79	84.51
ProFund VP Small-Cap	5.95	7.28	0.00
ProFund VP Small-Cap Growth	6.26	7.67	484.65
ProFund VP Small-Cap Value	6.14	7.18	0.00
ProFund VP Technology	6.17	9.67	0.00
ProFund VP Telecommunications	7.87	8.20	0.00
ProFund VP U.S. Government Plus	16.90	11.06	0.00
ProFund VP UltraBull	3.47	4.88	0.00
ProFund VP UltraMid-Cap	3.05	4.91	0.00
ProFund VP UltraNASDAQ-100	3.31	7.06	102.83
ProFund VP UltraShort Dow 30	13.51	7.07	0.00
ProFund VP UltraShort NASDAQ-100	17.33	6.04	0.00
ProFund VP UltraSmall-Cap	2.74	3.72	0.00
ProFund VP Utilities	8.86	9.52	0.00
Rydex VT Dow 2x Strategy Fund	4.50	29.92	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.70	6.29	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.32	7.02	0.00
Rydex VT S&P 500 2x Strategy Fund	3.41	4.84	0.00
Rydex VT U.S. Government Money Market Fund	9.97	9.69	0.00
Van Eck Worldwide Hard Assets Fund	7.22	11.00	0.00
Van Kampen LIT Growth and Income Portfolio	7.07	8.52	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.08	11.47	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.29	10.39	638.42
Van Kampen UIF Mid Cap Growth Portfolio	6.04	9.22	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.42	8.68	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.93	7.40	0.00

Table 25 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.48	10.76	0.00
Adaptive Allocation Portfolio	7.57	8.87	0.00
AIM V.I. Basic Value Series II	4.83	6.92	300.62
AIM V.I. Global Real Estate Series II	6.20	7.89	0.00
AIM V.I. International Growth Series II	7.00	9.16	0.00
AIM V.I. Mid Cap Core Equity Series II	7.56	9.53	0.00
Alger Small Cap Growth Portfolio	9.00	12.70	0.00
American Century VP Income & Growth Fund	7.62	8.70	0.00
American Century VP International Fund	9.03	11.72	155.76
American Century VP Large Company Value Fund	6.92	8.06	0.00
American Century VP Mid Cap Value Fund	8.58	10.81	0.00
American Century VP Ultra Fund	6.15	8.03	0.00
Chariot Absolute Return Currency	0.00	9.74	119,267.48
Credit Suisse Trust – International Equity Flex III Portfolio	4.73	6.05	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.76	8.54	0.00
DireXion Dynamic HY Bond Fund	8.39	8.95	1,131.48
Dreyfus Socially Responsible Growth Fund, Inc.	6.91	8.94	0.00
Dreyfus VIF Appreciation Portfolio	7.82	9.28	0.00
Dreyfus VIF International Value Portfolio	6.42	8.14	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.92	7.33	0.00
PIMCO VIT All Asset Portfolio	9.21	10.85	0.00
PIMCO VIT High Yield Portfolio	7.75	10.54	29,461.03
PIMCO VIT Low Duration Portfolio	10.19	11.20	5,157.05
PIMCO VIT Real Return Portfolio	9.72	11.16	183.39
PIMCO VIT Total Return Portfolio	10.98	12.14	4,756.62
ProFund VP Asia 30	7.77	11.62	122.77
ProFund VP Banks	3.85	3.58	427.98
ProFund VP Basic Materials	5.87	9.26	0.00
ProFund VP Bear	12.40	8.68	0.00
ProFund VP Biotechnology	9.60	9.66	0.00
ProFund VP Bull	6.49	7.83	31,371.77
ProFund VP Consumer Goods	8.07	9.52	295.77
ProFund VP Consumer Services	6.35	8.06	0.00
ProFund VP Dow 30	7.48	8.59	0.00
ProFund VP Emerging Markets	4.88	7.69	11,571.62
ProFund VP Europe 30	6.23	8.00	175.33
ProFund VP Falling U.S. Dollar	9.13	9.16	0.00
ProFund VP Financials	4.10	4.58	398.84
ProFund VP Health Care	8.07	9.36	0.00
ProFund VP Industrials	6.23	7.50	0.00
ProFund VP International	5.26	6.36	369.25
ProFund VP Internet	5.67	9.76	0.00
ProFund VP Japan	5.14	5.50	0.00
ProFund VP Large-Cap Growth	6.85	8.62	321.01
ProFund VP Large-Cap Value	6.06	7.03	0.00
ProFund VP Mid-Cap	5.97	7.70	0.00
ProFund VP Mid-Cap Growth	6.19	8.31	0.00
ProFund VP Mid-Cap Value	6.04	7.67	0.00
ProFund VP Money Market	9.91	9.62	74,508.38
ProFund VP NASDAQ-100	6.46	9.52	16,164.56
ProFund VP Oil & Gas	8.06	9.04	171.49
ProFund VP Pharmaceuticals	8.40	9.53	0.00
ProFund VP Precious Metals	6.85	8.99	0.00
ProFund VP Real Estate	5.27	6.54	0.00
ProFund VP Rising Rates Opportunity	5.08	6.52	0.00
ProFund VP Semiconductor	4.55	7.25	8,779.89
ProFund VP Short Dow 30	10.60	7.67	0.00
ProFund VP Short Emerging Markets	12.66	6.30	0.00
ProFund VP Short International	13.69	9.26	0.00
ProFund VP Short Mid-Cap	12.21	7.65	0.00
ProFund VP Short NASDAQ-100	12.05	6.94	0.00
ProFund VP Short Small-Cap	11.85	7.78	10,301.56
ProFund VP Small-Cap	5.94	7.27	0.00
ProFund VP Small-Cap Growth	6.25	7.66	2,273.43
ProFund VP Small-Cap Value	6.13	7.17	0.00
ProFund VP Technology	6.16	9.65	0.00
ProFund VP Telecommunications	7.86	8.19	7,745.70
ProFund VP U.S. Government Plus	16.88	11.04	0.00
ProFund VP UltraBull	3.47	4.87	11,444.97
ProFund VP UltraMid-Cap	3.05	4.90	0.00
ProFund VP UltraNASDAQ-100	3.31	7.04	18,021.80
ProFund VP UltraShort Dow 30	13.51	7.07	0.00
ProFund VP UltraShort NASDAQ-100	17.32	6.03	0.00
ProFund VP UltraSmall-Cap	2.73	3.72	290.84
ProFund VP Utilities	8.85	9.51	0.00
Rydex VT Dow 2x Strategy Fund	4.50	29.86	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.68	6.28	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.32	7.01	0.00
Rydex VT S&P 500 2x Strategy Fund	3.40	4.83	0.00
Rydex VT U.S. Government Money Market Fund	9.16	8.89	156.97
Van Eck Worldwide Hard Assets Fund	7.21	10.98	127.81
Van Kampen LIT Growth and Income Portfolio	7.06	8.51	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.07	11.45	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.28	10.37	4,769.24
Van Kampen UIF Mid Cap Growth Portfolio	6.03	9.20	220.74
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.41	8.66	237.46
Van Kampen UIF U.S. Real Estate Portfolio	5.92	7.39	0.00

Table 26 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.47	10.74	0.00
Adaptive Allocation Portfolio	7.56	8.86	0.00
AIM V.I. Basic Value Series II	4.82	6.91	0.00
AIM V.I. Global Real Estate Series II	6.19	7.87	209.59
AIM V.I. International Growth Series II	6.99	9.15	522.68
AIM V.I. Mid Cap Core Equity Series II	7.55	9.51	0.00
Alger Small Cap Growth Portfolio	7.29	10.28	0.00
American Century VP Income & Growth Fund	6.99	7.99	0.00
American Century VP International Fund	7.90	10.24	0.00
American Century VP Large Company Value Fund	6.87	8.00	385.63
American Century VP Mid Cap Value Fund	8.21	10.33	0.00
American Century VP Ultra Fund	6.34	8.28	0.00
Chariot Absolute Return Currency	0.00	9.74	19,829.38
Credit Suisse Trust – International Equity Flex III Portfolio	4.72	6.04	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.75	8.52	0.00
DireXion Dynamic HY Bond Fund	8.38	8.93	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.90	8.93	0.00
Dreyfus VIF Appreciation Portfolio	7.81	9.26	0.00
Dreyfus VIF International Value Portfolio	6.41	8.13	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.67	7.02	471.30
PIMCO VIT All Asset Portfolio	9.19	10.83	0.00
PIMCO VIT High Yield Portfolio	7.74	10.52	106.62
PIMCO VIT Low Duration Portfolio	10.18	11.18	0.00
PIMCO VIT Real Return Portfolio	9.71	11.13	0.00
PIMCO VIT Total Return Portfolio	10.97	12.12	0.00
ProFund VP Asia 30	7.76	11.60	0.00
ProFund VP Banks	3.85	3.57	0.00
ProFund VP Basic Materials	5.87	9.24	0.00
ProFund VP Bear	12.38	8.66	223.62
ProFund VP Biotechnology	9.59	9.64	0.00
ProFund VP Bull	6.48	7.82	789.01
ProFund VP Consumer Goods	8.06	9.50	0.00
ProFund VP Consumer Services	6.34	8.04	0.00
ProFund VP Dow 30	7.47	8.58	0.00
ProFund VP Emerging Markets	4.88	7.68	670.44
ProFund VP Europe 30	6.22	7.98	0.00
ProFund VP Falling U.S. Dollar	9.13	9.15	0.00
ProFund VP Financials	4.10	4.57	0.00
ProFund VP Health Care	8.05	9.34	0.00
ProFund VP Industrials	6.22	7.49	0.00
ProFund VP International	5.26	6.35	0.00
ProFund VP Internet	5.67	9.75	0.00
ProFund VP Japan	5.13	5.49	0.00
ProFund VP Large-Cap Growth	6.84	8.60	364.83
ProFund VP Large-Cap Value	6.06	7.02	0.00
ProFund VP Mid-Cap	5.97	7.69	0.00
ProFund VP Mid-Cap Growth	6.18	8.30	0.00
ProFund VP Mid-Cap Value	6.03	7.66	0.00
ProFund VP Money Market	9.90	9.60	12,555.64
ProFund VP NASDAQ-100	6.45	9.51	2,252.55
ProFund VP Oil & Gas	8.05	9.02	0.00
ProFund VP Pharmaceuticals	8.39	9.51	0.00
ProFund VP Precious Metals	6.84	8.98	184.78
ProFund VP Real Estate	5.27	6.53	0.00
ProFund VP Rising Rates Opportunity	5.08	6.51	0.00
ProFund VP Semiconductor	4.55	7.23	1,489.89
ProFund VP Short Dow 30	10.58	7.66	0.00
ProFund VP Short Emerging Markets	12.65	6.29	0.00
ProFund VP Short International	13.68	9.25	0.00
ProFund VP Short Mid-Cap	12.19	7.64	216.94
ProFund VP Short NASDAQ-100	12.03	6.92	271.53
ProFund VP Short Small-Cap	11.84	7.76	904.61
ProFund VP Small-Cap	5.93	7.25	0.00
ProFund VP Small-Cap Growth	6.25	7.64	0.00
ProFund VP Small-Cap Value	6.12	7.15	0.00
ProFund VP Technology	6.15	9.63	0.00
ProFund VP Telecommunications	7.85	8.17	1,314.49
ProFund VP U.S. Government Plus	16.85	11.02	0.00
ProFund VP UltraBull	3.46	4.86	1,943.56
ProFund VP UltraMid-Cap	3.04	4.89	0.00
ProFund VP UltraNASDAQ-100	3.30	7.03	1,591.15
ProFund VP UltraShort Dow 30	13.50	7.06	0.00
ProFund VP UltraShort NASDAQ-100	17.31	6.03	0.00
ProFund VP UltraSmall-Cap	2.73	3.71	0.00
ProFund VP Utilities	8.83	9.49	0.00
Rydex VT Dow 2x Strategy Fund	4.49	29.81	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.67	6.26	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.31	7.00	0.00
Rydex VT S&P 500 2x Strategy Fund	3.40	4.82	0.00
Rydex VT U.S. Government Money Market Fund	9.94	9.65	0.00
Van Eck Worldwide Hard Assets Fund	7.20	10.96	0.00
Van Kampen LIT Growth and Income Portfolio	7.05	8.49	362.95
Van Kampen UIF Emerging Markets Debt Portfolio	9.06	11.43	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.27	10.35	281.22
Van Kampen UIF Mid Cap Growth Portfolio	6.02	9.19	342.16
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.40	8.64	364.25
Van Kampen UIF U.S. Real Estate Portfolio	5.92	7.37	0.00

Table 27 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	9.46	10.72	0.00
Adaptive Allocation Portfolio	7.56	8.85	0.00
AIM V.I. Basic Value Series II	4.82	6.90	4,221.62
AIM V.I. Global Real Estate Series II	6.18	7.86	1,162.74
AIM V.I. International Growth Series II	6.98	9.13	2,910.27
AIM V.I. Mid Cap Core Equity Series II	7.54	9.50	950.09
Alger Small Cap Growth Portfolio	8.93	12.60	644.22
American Century VP Income & Growth Fund	7.56	8.64	0.00
American Century VP International Fund	8.97	11.62	2,790.75
American Century VP Large Company Value Fund	6.90	8.02	529.63
American Century VP Mid Cap Value Fund	8.55	10.76	0.00
American Century VP Ultra Fund	6.12	7.99	0.00
Chariot Absolute Return Currency	0.00	9.74	167,065.40
Credit Suisse Trust – International Equity Flex III Portfolio	4.72	6.03	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.74	8.50	911.73
DireXion Dynamic HY Bond Fund	8.37	8.91	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.89	8.91	0.00
Dreyfus VIF Appreciation Portfolio	7.80	9.24	0.00
Dreyfus VIF International Value Portfolio	6.41	8.11	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.90	7.30	594.92
PIMCO VIT All Asset Portfolio	9.18	10.81	0.00
PIMCO VIT High Yield Portfolio	7.73	10.50	23,390.11
PIMCO VIT Low Duration Portfolio	10.16	11.16	2,395.33
PIMCO VIT Real Return Portfolio	9.70	11.11	5,125.20
PIMCO VIT Total Return Portfolio	10.95	12.10	2,216.37
ProFund VP Asia 30	7.75	11.58	3,125.76
ProFund VP Banks	3.84	3.57	0.00
ProFund VP Basic Materials	5.86	9.22	3,910.24
ProFund VP Bear	12.36	8.64	1,174.02
ProFund VP Biotechnology	9.57	9.63	0.00
ProFund VP Bull	6.48	7.81	15,651.58
ProFund VP Consumer Goods	8.05	9.48	0.00
ProFund VP Consumer Services	6.33	8.03	1,705.43
ProFund VP Dow 30	7.46	8.56	0.00
ProFund VP Emerging Markets	4.87	7.67	11,743.27
ProFund VP Europe 30	6.21	7.97	5,388.15
ProFund VP Falling U.S. Dollar	9.12	9.14	0.00
ProFund VP Financials	4.09	4.56	0.00
ProFund VP Health Care	8.04	9.32	0.00
ProFund VP Industrials	6.21	7.47	2,014.29
ProFund VP International	5.25	6.35	0.00
ProFund VP Internet	5.66	9.73	0.00
ProFund VP Japan	5.12	5.48	0.00
ProFund VP Large-Cap Growth	6.83	8.59	498.33
ProFund VP Large-Cap Value	6.05	7.00	0.00
ProFund VP Mid-Cap	5.96	7.68	3,568.15
ProFund VP Mid-Cap Growth	6.18	8.28	487.75
ProFund VP Mid-Cap Value	6.02	7.64	0.00
ProFund VP Money Market	9.88	9.58	111,837.96
ProFund VP NASDAQ-100	6.44	9.49	20,933.53
ProFund VP Oil & Gas	8.04	9.01	2,884.69
ProFund VP Pharmaceuticals	8.37	9.49	0.00
ProFund VP Precious Metals	6.83	8.96	2,321.87
ProFund VP Real Estate	5.26	6.52	2,373.08
ProFund VP Rising Rates Opportunity	5.07	6.50	0.00
ProFund VP Semiconductor	4.54	7.22	12,159.68
ProFund VP Short Dow 30	10.57	7.65	546.17
ProFund VP Short Emerging Markets	12.65	6.29	0.00
ProFund VP Short International	13.67	9.24	0.00
ProFund VP Short Mid-Cap	12.17	7.62	1,637.63
ProFund VP Short NASDAQ-100	12.02	6.91	1,973.87
ProFund VP Short Small-Cap	11.82	7.75	10,365.85
ProFund VP Small-Cap	5.92	7.24	751.88
ProFund VP Small-Cap Growth	6.24	7.63	4,727.96
ProFund VP Small-Cap Value	6.12	7.14	0.00
ProFund VP Technology	6.14	9.61	1,621.96
ProFund VP Telecommunications	7.84	8.16	11,126.84
ProFund VP U.S. Government Plus	16.83	11.00	0.00
ProFund VP UltraBull	3.46	4.85	14,663.88
ProFund VP UltraMid-Cap	3.04	4.88	43,305.61
ProFund VP UltraNASDAQ-100	3.30	7.02	17,678.53
ProFund VP UltraShort Dow 30	13.49	7.05	3,988.50
ProFund VP UltraShort NASDAQ-100	17.30	6.02	0.00
ProFund VP UltraSmall-Cap	2.73	3.70	4,086.40
ProFund VP Utilities	8.82	9.47	802.99
Rydex VT Dow 2x Strategy Fund	4.48	29.75	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.65	6.25	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.31	6.98	0.00
Rydex VT S&P 500 2x Strategy Fund	3.39	4.81	0.00
Rydex VT U.S. Government Money Market Fund	9.10	8.82	0.00
Van Eck Worldwide Hard Assets Fund	7.19	10.94	3,254.11
Van Kampen LIT Growth and Income Portfolio	7.05	8.48	767.37
Van Kampen UIF Emerging Markets Debt Portfolio	9.05	11.41	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.27	10.33	11,731.72
Van Kampen UIF Mid Cap Growth Portfolio	6.01	9.17	3,561.40
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.40	8.63	4,725.86
Van Kampen UIF U.S. Real Estate Portfolio	5.91	7.36	0.00

Table 28 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	9.44	10.70	0.00
Adaptive Allocation Portfolio	7.55	8.84	0.00
AIM V.I. Basic Value Series II	4.81	6.89	0.00
AIM V.I. Global Real Estate Series II	6.18	7.84	0.00
AIM V.I. International Growth Series II	6.97	9.11	458.56
AIM V.I. Mid Cap Core Equity Series II	7.53	9.48	0.00
Alger Small Cap Growth Portfolio	7.26	10.24	0.00
American Century VP Income & Growth Fund	6.97	7.95	0.00
American Century VP International Fund	7.87	10.20	0.00
American Century VP Large Company Value Fund	6.85	7.96	0.00
American Century VP Mid Cap Value Fund	8.18	10.29	0.00
American Century VP Ultra Fund	6.32	8.24	0.00
Chariot Absolute Return Currency	0.00	9.74	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.71	6.02	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.73	8.49	0.00
DireXion Dynamic HY Bond Fund	8.36	8.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.88	8.89	0.00
Dreyfus VIF Appreciation Portfolio	7.79	9.23	0.00
Dreyfus VIF International Value Portfolio	6.40	8.10	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.65	6.99	0.00
PIMCO VIT All Asset Portfolio	9.17	10.79	0.00
PIMCO VIT High Yield Portfolio	7.72	10.49	812.39
PIMCO VIT Low Duration Portfolio	10.15	11.14	0.00
PIMCO VIT Real Return Portfolio	9.68	11.09	0.00
PIMCO VIT Total Return Portfolio	10.94	12.07	0.00
ProFund VP Asia 30	7.74	11.56	231.59
ProFund VP Banks	3.84	3.56	0.00
ProFund VP Basic Materials	5.85	9.21	550.50
ProFund VP Bear	12.35	8.63	0.00
ProFund VP Biotechnology	9.56	9.61	0.00
ProFund VP Bull	6.47	7.79	0.00
ProFund VP Consumer Goods	8.04	9.47	0.00
ProFund VP Consumer Services	6.32	8.01	630.20
ProFund VP Dow 30	7.45	8.55	0.00
ProFund VP Emerging Markets	4.87	7.66	635.38
ProFund VP Europe 30	6.20	7.95	995.95
ProFund VP Falling U.S. Dollar	9.12	9.13	0.00
ProFund VP Financials	4.09	4.55	0.00
ProFund VP Health Care	8.03	9.31	0.00
ProFund VP Industrials	6.20	7.46	627.30
ProFund VP International	5.25	6.34	0.00
ProFund VP Internet	5.65	9.71	0.00
ProFund VP Japan	5.12	5.47	0.00
ProFund VP Large-Cap Growth	6.82	8.57	0.00
ProFund VP Large-Cap Value	6.04	6.99	0.00
ProFund VP Mid-Cap	5.96	7.67	0.00
ProFund VP Mid-Cap Growth	6.17	8.27	0.00
ProFund VP Mid-Cap Value	6.02	7.63	0.00
ProFund VP Money Market	9.87	9.57	12,325.49
ProFund VP NASDAQ-100	6.43	9.47	0.00
ProFund VP Oil & Gas	8.03	8.99	0.00
ProFund VP Pharmaceuticals	8.36	9.47	0.00
ProFund VP Precious Metals	6.82	8.94	514.89
ProFund VP Real Estate	5.25	6.51	700.80
ProFund VP Rising Rates Opportunity	5.06	6.48	0.00
ProFund VP Semiconductor	4.54	7.21	0.00
ProFund VP Short Dow 30	10.56	7.63	0.00
ProFund VP Short Emerging Markets	12.64	6.28	0.00
ProFund VP Short International	13.66	9.23	0.00
ProFund VP Short Mid-Cap	12.16	7.61	0.00
ProFund VP Short NASDAQ-100	12.00	6.90	0.00
ProFund VP Short Small-Cap	11.80	7.74	0.00
ProFund VP Small-Cap	5.92	7.23	0.00
ProFund VP Small-Cap Growth	6.23	7.62	0.00
ProFund VP Small-Cap Value	6.11	7.13	0.00
ProFund VP Technology	6.14	9.60	596.81
ProFund VP Telecommunications	7.83	8.14	0.00
ProFund VP U.S. Government Plus	16.81	10.98	0.00
ProFund VP UltraBull	3.45	4.84	0.00
ProFund VP UltraMid-Cap	3.03	4.87	0.00
ProFund VP UltraNASDAQ-100	3.29	7.00	0.00
ProFund VP UltraShort Dow 30	13.48	7.04	0.00
ProFund VP UltraShort NASDAQ-100	17.29	6.01	0.00
ProFund VP UltraSmall-Cap	2.72	3.70	0.00
ProFund VP Utilities	8.81	9.45	0.00
Rydex VT Dow 2x Strategy Fund	4.48	29.70	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.64	6.24	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.30	6.97	0.00
Rydex VT S&P 500 2x Strategy Fund	3.39	4.80	0.00
Rydex VT U.S. Government Money Market Fund	9.91	9.60	0.00
Van Eck Worldwide Hard Assets Fund	7.18	10.92	0.00
Van Kampen LIT Growth and Income Portfolio	7.04	8.46	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.03	11.39	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.26	10.31	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.00	9.15	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.39	8.61	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.90	7.35	0.00

Table 29 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.43	10.68	0.00
Adaptive Allocation Portfolio	7.55	8.82	353.42
AIM V.I. Basic Value Series II	4.80	6.87	1,530.96
AIM V.I. Global Real Estate Series II	6.17	7.83	774.55
AIM V.I. International Growth Series II	6.96	9.10	3,100.52
AIM V.I. Mid Cap Core Equity Series II	7.52	9.46	3,786.00
Alger Small Cap Growth Portfolio	7.82	11.02	275.55
American Century VP Income & Growth Fund	6.94	7.92	1,077.58
American Century VP International Fund	7.97	10.31	0.00
American Century VP Large Company Value Fund	6.83	7.93	0.00
American Century VP Mid Cap Value Fund	8.54	10.73	3,472.46
American Century VP Ultra Fund	6.27	8.17	1,073.05
Chariot Absolute Return Currency	0.00	9.73	68,928.81
Credit Suisse Trust – International Equity Flex III Portfolio	4.70	6.01	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.72	8.47	1,409.78
DireXion Dynamic HY Bond Fund	8.35	8.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.87	8.88	0.00
Dreyfus VIF Appreciation Portfolio	7.78	9.21	7,779.36
Dreyfus VIF International Value Portfolio	6.39	8.08	1,715.92
Goldman Sachs VIT Structured Small Cap Equity Fund	5.84	7.23	830.33
PIMCO VIT All Asset Portfolio	9.16	10.77	4,033.93
PIMCO VIT High Yield Portfolio	7.71	10.47	25,079.25
PIMCO VIT Low Duration Portfolio	10.14	11.11	8,638.00
PIMCO VIT Real Return Portfolio	9.67	11.07	548.66
PIMCO VIT Total Return Portfolio	10.92	12.05	5,412.06
ProFund VP Asia 30	7.73	11.54	598.03
ProFund VP Banks	3.83	3.55	0.00
ProFund VP Basic Materials	5.84	9.19	1,460.40
ProFund VP Bear	12.33	8.61	0.00
ProFund VP Biotechnology	9.55	9.59	0.00
ProFund VP Bull	6.46	7.78	21,421.54
ProFund VP Consumer Goods	8.03	9.45	0.00
ProFund VP Consumer Services	6.31	8.00	1,572.59
ProFund VP Dow 30	7.44	8.53	8,398.11
ProFund VP Emerging Markets	4.87	7.65	7,195.25
ProFund VP Europe 30	6.20	7.94	2,597.90
ProFund VP Falling U.S. Dollar	9.11	9.12	0.00
ProFund VP Financials	4.08	4.55	0.00
ProFund VP Health Care	8.02	9.29	0.00
ProFund VP Industrials	6.20	7.45	1,565.35
ProFund VP International	5.25	6.33	0.00
ProFund VP Internet	5.64	9.69	0.00
ProFund VP Japan	5.11	5.46	0.00
ProFund VP Large-Cap Growth	6.81	8.56	1,920.06
ProFund VP Large-Cap Value	6.03	6.98	0.00
ProFund VP Mid-Cap	5.96	7.66	0.00
ProFund VP Mid-Cap Growth	6.16	8.25	0.00
ProFund VP Mid-Cap Value	6.01	7.62	733.80
ProFund VP Money Market	9.86	9.55	123,178.75
ProFund VP NASDAQ-100	6.42	9.45	8,746.47
ProFund VP Oil & Gas	8.02	8.97	568.02
ProFund VP Pharmaceuticals	8.35	9.46	0.00
ProFund VP Precious Metals	6.81	8.93	2,119.43
ProFund VP Real Estate	5.24	6.50	1,942.56
ProFund VP Rising Rates Opportunity	5.06	6.47	483.67
ProFund VP Semiconductor	4.53	7.19	3,401.48
ProFund VP Short Dow 30	10.54	7.62	0.00
ProFund VP Short Emerging Markets	12.63	6.28	0.00
ProFund VP Short International	13.66	9.22	0.00
ProFund VP Short Mid-Cap	12.14	7.60	0.00
ProFund VP Short NASDAQ-100	11.98	6.89	0.00
ProFund VP Short Small-Cap	11.79	7.72	4,995.92
ProFund VP Small-Cap	5.91	7.21	0.00
ProFund VP Small-Cap Growth	6.22	7.60	4,135.63
ProFund VP Small-Cap Value	6.10	7.11	734.85
ProFund VP Technology	6.13	9.58	1,520.04
ProFund VP Telecommunications	7.82	8.13	3,002.32
ProFund VP U.S. Government Plus	16.79	10.96	0.00
ProFund VP UltraBull	3.45	4.83	4,439.32
ProFund VP UltraMid-Cap	3.03	4.86	0.00
ProFund VP UltraNASDAQ-100	3.29	6.99	8,226.18
ProFund VP UltraShort Dow 30	13.48	7.04	0.00
ProFund VP UltraShort NASDAQ-100	17.28	6.01	0.00
ProFund VP UltraSmall-Cap	2.72	3.69	0.00
ProFund VP Utilities	8.80	9.44	0.00
Rydex VT Dow 2x Strategy Fund	4.47	29.65	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.62	6.23	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.30	6.96	0.00
Rydex VT S&P 500 2x Strategy Fund	3.38	4.79	0.00
Rydex VT U.S. Government Money Market Fund	9.82	9.52	1,312.04
Van Eck Worldwide Hard Assets Fund	7.17	10.90	1,038.69
Van Kampen LIT Growth and Income Portfolio	7.03	8.45	9,905.01
Van Kampen UIF Emerging Markets Debt Portfolio	9.02	11.37	135.07
Van Kampen UIF Emerging Markets Equity Portfolio	6.25	10.30	7,780.11
Van Kampen UIF Mid Cap Growth Portfolio	5.99	9.14	4,940.25
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.38	8.60	409.84
Van Kampen UIF U.S. Real Estate Portfolio	5.89	7.33	400.45

Table 30 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.42	10.66	0.00
Adaptive Allocation Portfolio	7.54	8.81	150.73
AIM V.I. Basic Value Series II	4.80	6.86	369.05
AIM V.I. Global Real Estate Series II	6.16	7.82	51.24
AIM V.I. International Growth Series II	6.95	9.08	0.00
AIM V.I. Mid Cap Core Equity Series II	7.51	9.44	0.00
Alger Small Cap Growth Portfolio	8.84	12.45	0.00
American Century VP Income & Growth Fund	7.49	8.53	0.00
American Century VP International Fund	8.88	11.49	72.65
American Century VP Large Company Value Fund	6.85	7.96	0.00
American Century VP Mid Cap Value Fund	8.50	10.68	62.15
American Century VP Ultra Fund	6.09	7.93	0.00
Chariot Absolute Return Currency	0.00	9.73	63,028.55
Credit Suisse Trust – International Equity Flex III Portfolio	4.70	6.00	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.71	8.46	0.00
DireXion Dynamic HY Bond Fund	8.34	8.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.86	8.86	0.00
Dreyfus VIF Appreciation Portfolio	7.77	9.19	0.00
Dreyfus VIF International Value Portfolio	6.38	8.07	66.20
Goldman Sachs VIT Structured Small Cap Equity Fund	5.86	7.24	0.00
PIMCO VIT All Asset Portfolio	9.14	10.75	301.89
PIMCO VIT High Yield Portfolio	7.70	10.45	11,035.38
PIMCO VIT Low Duration Portfolio	10.12	11.09	0.00
PIMCO VIT Real Return Portfolio	9.66	11.05	412.90
PIMCO VIT Total Return Portfolio	10.91	12.03	239.48
ProFund VP Asia 30	7.71	11.52	147.11
ProFund VP Banks	3.83	3.55	0.00
ProFund VP Basic Materials	5.84	9.17	0.00
ProFund VP Bear	12.31	8.60	216.80
ProFund VP Biotechnology	9.54	9.57	0.00
ProFund VP Bull	6.45	7.76	13,625.05
ProFund VP Consumer Goods	8.02	9.43	0.00
ProFund VP Consumer Services	6.30	7.98	0.00
ProFund VP Dow 30	7.43	8.52	0.00
ProFund VP Emerging Markets	4.87	7.65	8,283.24
ProFund VP Europe 30	6.19	7.92	209.52
ProFund VP Falling U.S. Dollar	9.11	9.11	0.00
ProFund VP Financials	4.08	4.54	0.00
ProFund VP Health Care	8.01	9.27	0.00
ProFund VP Industrials	6.19	7.43	0.00
ProFund VP International	5.24	6.33	0.00
ProFund VP Internet	5.64	9.67	0.00
ProFund VP Japan	5.10	5.45	0.00
ProFund VP Large-Cap Growth	6.80	8.54	0.00
ProFund VP Large-Cap Value	6.02	6.97	0.00
ProFund VP Mid-Cap	5.95	7.66	0.00
ProFund VP Mid-Cap Growth	6.15	8.24	36.45
ProFund VP Mid-Cap Value	6.00	7.60	0.00
ProFund VP Money Market	9.84	9.53	57,786.55
ProFund VP NASDAQ-100	6.41	9.44	5,690.88
ProFund VP Oil & Gas	8.01	8.96	134.36
ProFund VP Pharmaceuticals	8.34	9.44	12.73
ProFund VP Precious Metals	6.80	8.91	130.07
ProFund VP Real Estate	5.24	6.48	0.00
ProFund VP Rising Rates Opportunity	5.05	6.46	0.00
ProFund VP Semiconductor	4.52	7.18	1,640.01
ProFund VP Short Dow 30	10.53	7.60	0.00
ProFund VP Short Emerging Markets	12.63	6.27	0.00
ProFund VP Short International	13.65	9.21	0.00
ProFund VP Short Mid-Cap	12.12	7.58	210.79
ProFund VP Short NASDAQ-100	11.97	6.87	264.02
ProFund VP Short Small-Cap	11.77	7.71	7,696.94
ProFund VP Small-Cap	5.90	7.20	0.00
ProFund VP Small-Cap Growth	6.21	7.59	2,615.53
ProFund VP Small-Cap Value	6.09	7.10	0.00
ProFund VP Technology	6.12	9.56	0.00
ProFund VP Telecommunications	7.81	8.11	1,447.27
ProFund VP U.S. Government Plus	16.76	10.93	84.73
ProFund VP UltraBull	3.45	4.82	2,141.05
ProFund VP UltraMid-Cap	3.02	4.85	0.00
ProFund VP UltraNASDAQ-100	3.29	6.98	10,057.67
ProFund VP UltraShort Dow 30	13.47	7.03	0.00
ProFund VP UltraShort NASDAQ-100	17.27	6.00	0.00
ProFund VP UltraSmall-Cap	2.71	3.68	582.02
ProFund VP Utilities	8.79	9.42	0.00
Rydex VT Dow 2x Strategy Fund	4.47	29.59	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.61	6.22	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.29	6.95	0.00
Rydex VT S&P 500 2x Strategy Fund	3.38	4.78	0.00
Rydex VT U.S. Government Money Market Fund	9.01	8.72	0.00
Van Eck Worldwide Hard Assets Fund	7.16	10.88	105.83
Van Kampen LIT Growth and Income Portfolio	7.02	8.43	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.01	11.35	57.64
Van Kampen UIF Emerging Markets Equity Portfolio	6.24	10.28	7,120.93
Van Kampen UIF Mid Cap Growth Portfolio	5.99	9.12	215.40
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.37	8.58	109.59
Van Kampen UIF U.S. Real Estate Portfolio	5.88	7.32	0.00

Table 31 – 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.40	10.64	0.00
Adaptive Allocation Portfolio	7.53	8.80	0.00
AIM V.I. Basic Value Series II	4.79	6.85	0.00
AIM V.I. Global Real Estate Series II	6.15	7.80	149.90
AIM V.I. International Growth Series II	6.94	9.06	3,542.17
AIM V.I. Mid Cap Core Equity Series II	7.50	9.43	0.00
Alger Small Cap Growth Portfolio	5.97	8.40	0.00
American Century VP Income & Growth Fund	6.64	7.57	0.00
American Century VP International Fund	6.48	8.38	0.00
American Century VP Large Company Value Fund	6.37	7.39	224.55
American Century VP Mid Cap Value Fund	7.52	9.44	0.00
American Century VP Ultra Fund	6.32	8.22	568.82
Chariot Absolute Return Currency	0.00	9.73	57,643.81
Credit Suisse Trust – International Equity Flex III Portfolio	4.69	5.98	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.71	8.44	0.00
DireXion Dynamic HY Bond Fund	8.33	8.85	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.85	8.85	0.00
Dreyfus VIF Appreciation Portfolio	7.76	9.18	0.00
Dreyfus VIF International Value Portfolio	6.37	8.05	373.44
Goldman Sachs VIT Structured Small Cap Equity Fund	5.04	6.23	471.82
PIMCO VIT All Asset Portfolio	9.13	10.73	0.00
PIMCO VIT High Yield Portfolio	7.69	10.43	10,834.82
PIMCO VIT Low Duration Portfolio	10.11	11.07	9,574.01
PIMCO VIT Real Return Portfolio	9.64	11.03	0.00
PIMCO VIT Total Return Portfolio	10.89	12.01	10,720.86
ProFund VP Asia 30	7.70	11.49	0.00
ProFund VP Banks	3.82	3.54	0.00
ProFund VP Basic Materials	5.83	9.15	5,633.15
ProFund VP Bear	12.30	8.58	3,131.74
ProFund VP Biotechnology	9.52	9.56	0.00
ProFund VP Bull	6.44	7.75	29,077.99
ProFund VP Consumer Goods	8.00	9.42	0.00
ProFund VP Consumer Services	6.30	7.97	0.00
ProFund VP Dow 30	7.42	8.50	0.00
ProFund VP Emerging Markets	4.86	7.64	442.48
ProFund VP Europe 30	6.18	7.91	0.00
ProFund VP Falling U.S. Dollar	9.10	9.10	0.00
ProFund VP Financials	4.07	4.53	0.00
ProFund VP Health Care	8.00	9.26	0.00
ProFund VP Industrials	6.18	7.42	0.00
ProFund VP International	5.24	6.32	0.00
ProFund VP Internet	5.63	9.66	0.00
ProFund VP Japan	5.10	5.44	0.00
ProFund VP Large-Cap Growth	6.79	8.52	693.65
ProFund VP Large-Cap Value	6.02	6.95	0.00
ProFund VP Mid-Cap	5.95	7.65	0.00
ProFund VP Mid-Cap Growth	6.14	8.22	0.00
ProFund VP Mid-Cap Value	5.99	7.59	310.71
ProFund VP Money Market	9.83	9.51	66,992.88
ProFund VP NASDAQ-100	6.40	9.42	8,570.33
ProFund VP Oil & Gas	8.00	8.94	3,790.33
ProFund VP Pharmaceuticals	8.33	9.42	0.00
ProFund VP Precious Metals	6.79	8.90	126.58
ProFund VP Real Estate	5.23	6.47	0.00
ProFund VP Rising Rates Opportunity	5.04	6.45	0.00
ProFund VP Semiconductor	4.52	7.17	6,387.34
ProFund VP Short Dow 30	10.51	7.59	0.00
ProFund VP Short Emerging Markets	12.62	6.26	0.00
ProFund VP Short International	13.64	9.20	0.00
ProFund VP Short Mid-Cap	12.11	7.57	2,850.67
ProFund VP Short NASDAQ-100	11.95	6.86	3,783.89
ProFund VP Short Small-Cap	11.76	7.69	4,510.68
ProFund VP Small-Cap	5.89	7.19	403.67
ProFund VP Small-Cap Growth	6.20	7.57	1,740.42
ProFund VP Small-Cap Value	6.08	7.09	80.71
ProFund VP Technology	6.11	9.54	0.00
ProFund VP Telecommunications	7.80	8.10	5,569.32
ProFund VP U.S. Government Plus	16.74	10.91	0.00
ProFund VP UltraBull	3.44	4.82	5,195.66
ProFund VP UltraMid-Cap	3.02	4.85	0.00
ProFund VP UltraNASDAQ-100	3.28	6.96	2,954.99
ProFund VP UltraShort Dow 30	13.46	7.02	0.00
ProFund VP UltraShort NASDAQ-100	17.26	5.99	0.00
ProFund VP UltraSmall-Cap	2.71	3.68	0.00
ProFund VP Utilities	8.78	9.40	0.00
Rydex VT Dow 2x Strategy Fund	4.46	29.54	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.59	6.21	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.29	6.93	0.00
Rydex VT S&P 500 2x Strategy Fund	3.37	4.77	0.00
Rydex VT U.S. Government Money Market Fund	9.88	9.57	0.00
Van Eck Worldwide Hard Assets Fund	7.15	10.86	360.07
Van Kampen LIT Growth and Income Portfolio	7.01	8.41	831.24
Van Kampen UIF Emerging Markets Debt Portfolio	9.00	11.33	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.23	10.26	5,907.77
Van Kampen UIF Mid Cap Growth Portfolio	5.98	9.10	457.73
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.36	8.57	197.91
Van Kampen UIF U.S. Real Estate Portfolio	5.88	7.31	133.74

Table 32 – 3.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	9.39	10.62	0.00
Adaptive Allocation Portfolio	7.53	8.79	295.36
AIM V.I. Basic Value Series II	4.78	6.84	0.00
AIM V.I. Global Real Estate Series II	6.14	7.79	100.50
AIM V.I. International Growth Series II	6.93	9.05	237.32
AIM V.I. Mid Cap Core Equity Series II	7.49	9.41	0.00
Alger Small Cap Growth Portfolio	8.78	12.36	0.00
American Century VP Income & Growth Fund	7.43	8.47	0.00
American Century VP International Fund	8.82	11.40	0.00
American Century VP Large Company Value Fund	6.83	7.92	0.00
American Century VP Mid Cap Value Fund	8.46	10.62	122.07
American Century VP Ultra Fund	6.06	7.89	0.00
Chariot Absolute Return Currency	0.00	9.73	69,025.07
Credit Suisse Trust – International Equity Flex III Portfolio	4.69	5.97	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.70	8.43	0.00
DireXion Dynamic HY Bond Fund	8.32	8.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.84	8.83	0.00
Dreyfus VIF Appreciation Portfolio	7.75	9.16	0.00
Dreyfus VIF International Value Portfolio	6.36	8.04	129.85
Goldman Sachs VIT Structured Small Cap Equity Fund	5.84	7.21	0.00
PIMCO VIT All Asset Portfolio	9.12	10.71	592.18
PIMCO VIT High Yield Portfolio	7.68	10.41	39,545.61
PIMCO VIT Low Duration Portfolio	10.10	11.05	2,089.80
PIMCO VIT Real Return Portfolio	9.63	11.01	459.25
PIMCO VIT Total Return Portfolio	10.88	11.98	2,349.98
ProFund VP Asia 30	7.69	11.47	168.76
ProFund VP Banks	3.82	3.53	0.00
ProFund VP Basic Materials	5.82	9.14	670.84
ProFund VP Bear	12.28	8.57	216.46
ProFund VP Biotechnology	9.51	9.54	0.00
ProFund VP Bull	6.43	7.73	20,320.02
ProFund VP Consumer Goods	7.99	9.40	0.00
ProFund VP Consumer Services	6.29	7.95	678.83
ProFund VP Dow 30	7.41	8.48	0.00
ProFund VP Emerging Markets	4.86	7.63	5,509.43
ProFund VP Europe 30	6.17	7.90	435.69
ProFund VP Falling U.S. Dollar	9.10	9.09	0.00
ProFund VP Financials	4.06	4.52	0.00
ProFund VP Health Care	7.99	9.24	0.00
ProFund VP Industrials	6.17	7.41	1,083.32
ProFund VP International	5.24	6.31	0.00
ProFund VP Internet	5.62	9.64	0.00
ProFund VP Japan	5.09	5.43	0.00
ProFund VP Large-Cap Growth	6.78	8.51	0.00
ProFund VP Large-Cap Value	6.01	6.94	0.00
ProFund VP Mid-Cap	5.95	7.64	0.00
ProFund VP Mid-Cap Growth	6.13	8.21	0.00
ProFund VP Mid-Cap Value	5.98	7.57	399.76
ProFund VP Money Market	9.82	9.50	66,190.29
ProFund VP NASDAQ-100	6.40	9.40	30,735.89
ProFund VP Oil & Gas	7.99	8.92	0.00
ProFund VP Pharmaceuticals	8.32	9.40	0.00
ProFund VP Precious Metals	6.78	8.88	797.83
ProFund VP Real Estate	5.22	6.46	828.41
ProFund VP Rising Rates Opportunity	5.04	6.44	0.00
ProFund VP Semiconductor	4.51	7.15	15,710.44
ProFund VP Short Dow 30	10.50	7.58	0.00
ProFund VP Short Emerging Markets	12.61	6.26	0.00
ProFund VP Short International	13.63	9.19	0.00
ProFund VP Short Mid-Cap	12.09	7.55	197.60
ProFund VP Short NASDAQ-100	11.94	6.85	262.86
ProFund VP Short Small-Cap	11.74	7.68	4,945.21
ProFund VP Small-Cap	5.88	7.17	0.00
ProFund VP Small-Cap Growth	6.20	7.56	9,245.18
ProFund VP Small-Cap Value	6.08	7.07	0.00
ProFund VP Technology	6.10	9.53	645.77
ProFund VP Telecommunications	7.79	8.08	13,866.31
ProFund VP U.S. Government Plus	16.72	10.89	0.00
ProFund VP UltraBull	3.44	4.81	20,557.38
ProFund VP UltraMid-Cap	3.02	4.84	0.00
ProFund VP UltraNASDAQ-100	3.28	6.95	15,441.11
ProFund VP UltraShort Dow 30	13.45	7.01	0.00
ProFund VP UltraShort NASDAQ-100	17.25	5.99	0.00
ProFund VP UltraSmall-Cap	2.71	3.67	0.00
ProFund VP Utilities	8.76	9.38	0.00
Rydex VT Dow 2x Strategy Fund	4.45	29.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.58	6.20	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.29	6.92	0.00
Rydex VT S&P 500 2x Strategy Fund	3.37	4.77	0.00
Rydex VT U.S. Government Money Market Fund	8.95	8.66	0.00
Van Eck Worldwide Hard Assets Fund	7.14	10.84	0.00
Van Kampen LIT Growth and Income Portfolio	7.00	8.40	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.99	11.31	113.06
Van Kampen UIF Emerging Markets Equity Portfolio	6.22	10.24	15,215.24
Van Kampen UIF Mid Cap Growth Portfolio	5.97	9.09	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.35	8.55	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.87	7.29	0.00

Table 33 – 3.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	9.38	10.60	0.00
Adaptive Allocation Portfolio	7.52	8.78	0.00
AIM V.I. Basic Value Series II	4.78	6.82	0.00
AIM V.I. Global Real Estate Series II	6.13	7.77	0.00
AIM V.I. International Growth Series II	6.92	9.03	0.00
AIM V.I. Mid Cap Core Equity Series II	7.48	9.39	0.00
Alger Small Cap Growth Portfolio	7.20	10.13	0.00
American Century VP Income & Growth Fund	6.91	7.87	0.00
American Century VP International Fund	7.81	10.09	0.00
American Century VP Large Company Value Fund	6.79	7.87	0.00
American Century VP Mid Cap Value Fund	8.11	10.17	0.00
American Century VP Ultra Fund	6.27	8.15	0.00
Chariot Absolute Return Currency	0.00	9.72	7,695.54
Credit Suisse Trust – International Equity Flex III Portfolio	4.68	5.96	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.69	8.41	0.00
DireXion Dynamic HY Bond Fund	8.31	8.82	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.83	8.81	0.00
Dreyfus VIF Appreciation Portfolio	7.74	9.14	0.00
Dreyfus VIF International Value Portfolio	6.35	8.02	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.60	6.91	0.00
PIMCO VIT All Asset Portfolio	9.11	10.69	0.00
PIMCO VIT High Yield Portfolio	7.67	10.39	4,387.69
PIMCO VIT Low Duration Portfolio	10.08	11.03	0.00
PIMCO VIT Real Return Portfolio	9.62	10.99	0.00
PIMCO VIT Total Return Portfolio	10.86	11.96	0.00
ProFund VP Asia 30	7.68	11.45	0.00
ProFund VP Banks	3.81	3.53	0.00
ProFund VP Basic Materials	5.81	9.12	0.00
ProFund VP Bear	12.26	8.55	0.00
ProFund VP Biotechnology	9.50	9.52	0.00
ProFund VP Bull	6.42	7.72	1,099.35
ProFund VP Consumer Goods	7.98	9.38	0.00
ProFund VP Consumer Services	6.28	7.94	0.00
ProFund VP Dow 30	7.40	8.47	0.00
ProFund VP Emerging Markets	4.86	7.62	399.21
ProFund VP Europe 30	6.16	7.88	0.00
ProFund VP Falling U.S. Dollar	9.09	9.08	0.00
ProFund VP Financials	4.06	4.51	0.00
ProFund VP Health Care	7.98	9.22	0.00
ProFund VP Industrials	6.16	7.39	0.00
ProFund VP International	5.24	6.31	0.00
ProFund VP Internet	5.61	9.62	0.00
ProFund VP Japan	5.08	5.42	0.00
ProFund VP Large-Cap Growth	6.77	8.49	0.00
ProFund VP Large-Cap Value	6.00	6.93	0.00
ProFund VP Mid-Cap	5.94	7.63	0.00
ProFund VP Mid-Cap Growth	6.13	8.19	0.00
ProFund VP Mid-Cap Value	5.98	7.56	0.00
ProFund VP Money Market	9.80	9.48	5,160.06
ProFund VP NASDAQ-100	6.39	9.38	2,815.66
ProFund VP Oil & Gas	7.98	8.91	0.00
ProFund VP Pharmaceuticals	8.31	9.39	0.00
ProFund VP Precious Metals	6.78	8.86	0.00
ProFund VP Real Estate	5.22	6.45	0.00
ProFund VP Rising Rates Opportunity	5.03	6.42	0.00
ProFund VP Semiconductor	4.51	7.14	1,505.47
ProFund VP Short Dow 30	10.49	7.56	0.00
ProFund VP Short Emerging Markets	12.61	6.25	0.00
ProFund VP Short International	13.63	9.18	0.00
ProFund VP Short Mid-Cap	12.08	7.54	0.00
ProFund VP Short NASDAQ-100	11.92	6.84	0.00
ProFund VP Short Small-Cap	11.73	7.66	358.88
ProFund VP Small-Cap	5.88	7.16	0.00
ProFund VP Small-Cap Growth	6.19	7.55	989.94
ProFund VP Small-Cap Value	6.07	7.06	0.00
ProFund VP Technology	6.09	9.51	0.00
ProFund VP Telecommunications	7.78	8.07	1,328.63
ProFund VP U.S. Government Plus	16.70	10.87	0.00
ProFund VP UltraBull	3.43	4.80	1,967.01
ProFund VP UltraMid-Cap	3.01	4.83	0.00
ProFund VP UltraNASDAQ-100	3.27	6.94	1,371.82
ProFund VP UltraShort Dow 30	13.45	7.01	0.00
ProFund VP UltraShort NASDAQ-100	17.24	5.98	0.00
ProFund VP UltraSmall-Cap	2.70	3.66	0.00
ProFund VP Utilities	8.75	9.37	0.00
Rydex VT Dow 2x Strategy Fund	4.45	29.43	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.56	6.18	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.28	6.91	0.00
Rydex VT S&P 500 2x Strategy Fund	3.36	4.76	0.00
Rydex VT U.S. Government Money Market Fund	9.82	9.50	0.00
Van Eck Worldwide Hard Assets Fund	7.14	10.82	0.00
Van Kampen LIT Growth and Income Portfolio	6.99	8.38	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.97	11.29	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.22	10.22	1,212.26
Van Kampen UIF Mid Cap Growth Portfolio	5.96	9.07	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.34	8.53	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.86	7.28	0.00

Table 34 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Access VP High Yield	9.37	10.58	0.00
Adaptive Allocation Portfolio	7.52	8.77	0.00
AIM V.I. Basic Value Series II	4.77	6.81	0.00
AIM V.I. Global Real Estate Series II	6.13	7.76	0.00
AIM V.I. International Growth Series II	6.92	9.01	1,759.86
AIM V.I. Mid Cap Core Equity Series II	7.47	9.38	0.00
Alger Small Cap Growth Portfolio	5.95	8.36	0.00
American Century VP Income & Growth Fund	6.62	7.53	0.00
American Century VP International Fund	6.46	8.33	0.00
American Century VP Large Company Value Fund	6.35	7.35	0.00
American Century VP Mid Cap Value Fund	7.49	9.39	0.00
American Century VP Ultra Fund	6.29	8.18	0.00
Chariot Absolute Return Currency	0.00	9.72	12,395.65
Credit Suisse Trust – International Equity Flex III Portfolio	4.67	5.95	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.68	8.40	0.00
DireXion Dynamic HY Bond Fund	8.29	8.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.82	8.80	0.00
Dreyfus VIF Appreciation Portfolio	7.73	9.13	0.00
Dreyfus VIF International Value Portfolio	6.35	8.01	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.02	6.19	0.00
PIMCO VIT All Asset Portfolio	9.10	10.67	0.00
PIMCO VIT High Yield Portfolio	7.66	10.37	15,569.82
PIMCO VIT Low Duration Portfolio	10.07	11.01	0.00
PIMCO VIT Real Return Portfolio	9.61	10.97	0.00
PIMCO VIT Total Return Portfolio	10.85	11.94	0.00
ProFund VP Asia 30	7.67	11.43	787.99
ProFund VP Banks	3.81	3.52	0.00
ProFund VP Basic Materials	5.80	9.10	2,843.36
ProFund VP Bear	12.25	8.53	706.71
ProFund VP Biotechnology	9.49	9.50	0.00
ProFund VP Bull	6.42	7.71	4,832.48
ProFund VP Consumer Goods	7.97	9.36	0.00
ProFund VP Consumer Services	6.27	7.92	2,408.21
ProFund VP Dow 30	7.39	8.45	0.00
ProFund VP Emerging Markets	4.85	7.61	3,262.58
ProFund VP Europe 30	6.15	7.87	3,650.64
ProFund VP Falling U.S. Dollar	9.09	9.07	0.00
ProFund VP Financials	4.05	4.50	0.00
ProFund VP Health Care	7.97	9.20	0.00
ProFund VP Industrials	6.16	7.38	2,397.12
ProFund VP International	5.23	6.30	0.00
ProFund VP Internet	5.61	9.60	0.00
ProFund VP Japan	5.07	5.41	0.00
ProFund VP Large-Cap Growth	6.76	8.48	0.00
ProFund VP Large-Cap Value	5.99	6.92	0.00
ProFund VP Mid-Cap	5.94	7.62	0.00
ProFund VP Mid-Cap Growth	6.12	8.18	0.00
ProFund VP Mid-Cap Value	5.97	7.55	0.00
ProFund VP Money Market	9.79	9.46	17,201.09
ProFund VP NASDAQ-100	6.38	9.37	7,847.27
ProFund VP Oil & Gas	7.97	8.89	491.61
ProFund VP Pharmaceuticals	8.30	9.37	0.00
ProFund VP Precious Metals	6.77	8.85	1,989.53
ProFund VP Real Estate	5.21	6.44	2,689.60
ProFund VP Rising Rates Opportunity	5.02	6.41	0.00
ProFund VP Semiconductor	4.50	7.13	3,073.93
ProFund VP Short Dow 30	10.47	7.55	0.00
ProFund VP Short Emerging Markets	12.60	6.24	0.00
ProFund VP Short International	13.62	9.17	0.00
ProFund VP Short Mid-Cap	12.06	7.53	629.57
ProFund VP Short NASDAQ-100	11.90	6.82	852.49
ProFund VP Short Small-Cap	11.71	7.65	1,678.64
ProFund VP Small-Cap	5.87	7.15	0.00
ProFund VP Small-Cap Growth	6.18	7.53	2,882.88
ProFund VP Small-Cap Value	6.06	7.05	0.00
ProFund VP Technology	6.09	9.49	2,296.03
ProFund VP Telecommunications	7.77	8.05	2,713.19
ProFund VP U.S. Government Plus	16.68	10.85	0.00
ProFund VP UltraBull	3.43	4.79	4,024.88
ProFund VP UltraMid-Cap	3.01	4.82	0.00
ProFund VP UltraNASDAQ-100	3.27	6.93	2,838.95
ProFund VP UltraShort Dow 30	13.44	7.00	0.00
ProFund VP UltraShort NASDAQ-100	17.23	5.98	0.00
ProFund VP UltraSmall-Cap	2.70	3.66	0.00
ProFund VP Utilities	8.74	9.35	0.00
Rydex VT Dow 2x Strategy Fund	4.44	29.37	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.54	6.17	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.28	6.89	0.00
Rydex VT S&P 500 2x Strategy Fund	3.36	4.75	0.00
Rydex VT U.S. Government Money Market Fund	9.84	9.51	11,529.12
Van Eck Worldwide Hard Assets Fund	7.13	10.80	0.00
Van Kampen LIT Growth and Income Portfolio	6.98	8.37	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.96	11.26	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.21	10.20	6,932.17
Van Kampen UIF Mid Cap Growth Portfolio	5.95	9.05	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.34	8.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.85	7.27	0.00

Table 35 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.35	10.56	0.00
Adaptive Allocation Portfolio	7.51	8.76	0.00
AIM V.I. Basic Value Series II	4.77	6.80	246.60
AIM V.I. Global Real Estate Series II	6.12	7.74	126.50
AIM V.I. International Growth Series II	6.91	9.00	74.19
AIM V.I. Mid Cap Core Equity Series II	7.46	9.36	0.00
Alger Small Cap Growth Portfolio	7.18	10.08	0.00
American Century VP Income & Growth Fund	6.89	7.83	208.26
American Century VP International Fund	7.78	10.04	0.00
American Century VP Large Company Value Fund	6.77	7.84	0.00
American Century VP Mid Cap Value Fund	8.08	10.13	0.00
American Century VP Ultra Fund	6.25	8.12	0.00
Chariot Absolute Return Currency	0.00	9.72	10,428.36
Credit Suisse Trust – International Equity Flex III Portfolio	4.67	5.94	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.67	8.38	194.63
DireXion Dynamic HY Bond Fund	8.28	8.78	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.81	8.78	0.00
Dreyfus VIF Appreciation Portfolio	7.72	9.11	0.00
Dreyfus VIF International Value Portfolio	6.34	7.99	121.73
Goldman Sachs VIT Structured Small Cap Equity Fund	5.58	6.88	49.00
PIMCO VIT All Asset Portfolio	9.08	10.65	0.00
PIMCO VIT High Yield Portfolio	7.65	10.35	9,749.30
PIMCO VIT Low Duration Portfolio	10.06	10.99	716.42
PIMCO VIT Real Return Portfolio	9.59	10.95	0.00
PIMCO VIT Total Return Portfolio	10.83	11.92	52.23
ProFund VP Asia 30	7.66	11.41	0.00
ProFund VP Banks	3.80	3.51	0.00
ProFund VP Basic Materials	5.80	9.09	0.00
ProFund VP Bear	12.23	8.52	0.00
ProFund VP Biotechnology	9.47	9.49	0.00
ProFund VP Bull	6.41	7.69	3,542.01
ProFund VP Consumer Goods	7.96	9.35	0.00
ProFund VP Consumer Services	6.26	7.91	0.00
ProFund VP Dow 30	7.38	8.44	0.00
ProFund VP Emerging Markets	4.85	7.61	638.19
ProFund VP Europe 30	6.15	7.85	0.00
ProFund VP Falling U.S. Dollar	9.08	9.06	0.00
ProFund VP Financials	4.05	4.50	0.00
ProFund VP Health Care	7.96	9.19	0.00
ProFund VP Industrials	6.15	7.37	0.00
ProFund VP International	5.23	6.30	0.00
ProFund VP Internet	5.60	9.59	0.00
ProFund VP Japan	5.07	5.40	0.00
ProFund VP Large-Cap Growth	6.75	8.46	198.48
ProFund VP Large-Cap Value	5.98	6.90	0.00
ProFund VP Mid-Cap	5.94	7.62	0.00
ProFund VP Mid-Cap Growth	6.11	8.16	0.00
ProFund VP Mid-Cap Value	5.96	7.53	0.00
ProFund VP Money Market	9.78	9.44	13,707.69
ProFund VP NASDAQ-100	6.37	9.35	6,439.45
ProFund VP Oil & Gas	7.96	8.87	109.79
ProFund VP Pharmaceuticals	8.29	9.35	0.00
ProFund VP Precious Metals	6.76	8.83	108.85
ProFund VP Real Estate	5.20	6.42	0.00
ProFund VP Rising Rates Opportunity	5.02	6.40	93.46
ProFund VP Semiconductor	4.49	7.12	2,725.32
ProFund VP Short Dow 30	10.46	7.53	0.00
ProFund VP Short Emerging Markets	12.59	6.24	0.00
ProFund VP Short International	13.61	9.16	0.00
ProFund VP Short Mid-Cap	12.04	7.51	0.00
ProFund VP Short NASDAQ-100	11.89	6.81	0.00
ProFund VP Short Small-Cap	11.69	7.64	572.25
ProFund VP Small-Cap	5.86	7.13	0.00
ProFund VP Small-Cap Growth	6.17	7.52	2,323.48
ProFund VP Small-Cap Value	6.05	7.03	140.49
ProFund VP Technology	6.08	9.47	0.00
ProFund VP Telecommunications	7.76	8.04	2,400.75
ProFund VP U.S. Government Plus	16.65	10.84	0.00
ProFund VP UltraBull	3.42	4.78	3,549.39
ProFund VP UltraMid-Cap	3.00	4.81	0.00
ProFund VP UltraNASDAQ-100	3.26	6.91	2,391.69
ProFund VP UltraShort Dow 30	13.43	6.99	0.00
ProFund VP UltraShort NASDAQ-100	17.22	5.97	0.00
ProFund VP UltraSmall-Cap	2.70	3.65	0.00
ProFund VP Utilities	8.73	9.33	0.00
Rydex VT Dow 2x Strategy Fund	4.44	29.32	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.53	6.16	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.27	6.88	0.00
Rydex VT S&P 500 2x Strategy Fund	3.36	4.74	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.46	0.00
Van Eck Worldwide Hard Assets Fund	7.12	10.78	62.65
Van Kampen LIT Growth and Income Portfolio	6.97	8.35	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.95	11.24	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.20	10.18	4,979.58
Van Kampen UIF Mid Cap Growth Portfolio	5.95	9.04	74.82
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.33	8.50	79.22
Van Kampen UIF U.S. Real Estate Portfolio	5.85	7.25	0.00

Table 36 – 3.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.34	10.54	0.00
Adaptive Allocation Portfolio	7.50	8.74	0.00
AIM V.I. Basic Value Series II	4.76	6.79	0.00
AIM V.I. Global Real Estate Series II	6.11	7.73	0.00
AIM V.I. International Growth Series II	6.90	8.98	1,003.30
AIM V.I. Mid Cap Core Equity Series II	7.45	9.34	0.00
Alger Small Cap Growth Portfolio	5.93	8.33	0.00
American Century VP Income & Growth Fund	6.60	7.50	0.00
American Century VP International Fund	6.44	8.30	0.00
American Century VP Large Company Value Fund	6.33	7.33	0.00
American Century VP Mid Cap Value Fund	7.47	9.35	0.00
American Century VP Ultra Fund	6.27	8.15	1,140.04
Chariot Absolute Return Currency	0.00	9.72	3,373.53
Credit Suisse Trust – International Equity Flex III Portfolio	4.66	5.93	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.66	8.36	1,077.11
DireXion Dynamic HY Bond Fund	8.27	8.77	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.81	8.76	0.00
Dreyfus VIF Appreciation Portfolio	7.71	9.09	0.00
Dreyfus VIF International Value Portfolio	6.33	7.98	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.01	6.17	1,451.34
PIMCO VIT All Asset Portfolio	9.07	10.63	0.00
PIMCO VIT High Yield Portfolio	7.64	10.33	5,695.30
PIMCO VIT Low Duration Portfolio	10.04	10.97	0.00
PIMCO VIT Real Return Portfolio	9.58	10.93	0.00
PIMCO VIT Total Return Portfolio	10.82	11.90	744.23
ProFund VP Asia 30	7.65	11.39	0.00
ProFund VP Banks	3.80	3.51	0.00
ProFund VP Basic Materials	5.79	9.07	0.00
ProFund VP Bear	12.21	8.50	771.24
ProFund VP Biotechnology	9.46	9.47	0.00
ProFund VP Bull	6.40	7.68	1,935.61
ProFund VP Consumer Goods	7.95	9.33	0.00
ProFund VP Consumer Services	6.25	7.89	0.00
ProFund VP Dow 30	7.37	8.42	1,078.82
ProFund VP Emerging Markets	4.85	7.60	110.58
ProFund VP Europe 30	6.14	7.84	0.00
ProFund VP Falling U.S. Dollar	9.08	9.05	0.00
ProFund VP Financials	4.04	4.49	0.00
ProFund VP Health Care	7.95	9.17	0.00
ProFund VP Industrials	6.14	7.35	0.00
ProFund VP International	5.23	6.29	0.00
ProFund VP Internet	5.59	9.57	0.00
ProFund VP Japan	5.06	5.39	0.00
ProFund VP Large-Cap Growth	6.75	8.45	0.00
ProFund VP Large-Cap Value	5.98	6.89	0.00
ProFund VP Mid-Cap	5.93	7.61	0.00
ProFund VP Mid-Cap Growth	6.10	8.15	0.00
ProFund VP Mid-Cap Value	5.95	7.52	0.00
ProFund VP Money Market	9.76	9.43	6,781.38
ProFund VP NASDAQ-100	6.36	9.33	2,486.04
ProFund VP Oil & Gas	7.95	8.86	0.00
ProFund VP Pharmaceuticals	8.27	9.34	0.00
ProFund VP Precious Metals	6.75	8.81	0.00
ProFund VP Real Estate	5.20	6.41	0.00
ProFund VP Rising Rates Opportunity	5.01	6.39	0.00
ProFund VP Semiconductor	4.49	7.10	0.00
ProFund VP Short Dow 30	10.44	7.52	0.00
ProFund VP Short Emerging Markets	12.59	6.23	0.00
ProFund VP Short International	13.60	9.15	0.00
ProFund VP Short Mid-Cap	12.03	7.50	748.17
ProFund VP Short NASDAQ-100	11.87	6.80	936.51
ProFund VP Short Small-Cap	11.68	7.62	1,149.01
ProFund VP Small-Cap	5.85	7.12	0.00
ProFund VP Small-Cap Growth	6.16	7.51	934.18
ProFund VP Small-Cap Value	6.04	7.02	0.00
ProFund VP Technology	6.07	9.46	0.00
ProFund VP Telecommunications	7.74	8.02	0.00
ProFund VP U.S. Government Plus	16.63	10.82	0.00
ProFund VP UltraBull	3.42	4.77	0.00
ProFund VP UltraMid-Cap	3.00	4.80	0.00
ProFund VP UltraNASDAQ-100	3.26	6.90	121.25
ProFund VP UltraShort Dow 30	13.43	6.99	0.00
ProFund VP UltraShort NASDAQ-100	17.21	5.96	0.00
ProFund VP UltraSmall-Cap	2.69	3.64	0.00
ProFund VP Utilities	8.72	9.32	0.00
Rydex VT Dow 2x Strategy Fund	4.43	29.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.51	6.15	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.27	6.87	0.00
Rydex VT S&P 500 2x Strategy Fund	3.35	4.73	0.00
Rydex VT U.S. Government Money Market Fund	9.82	9.48	0.00
Van Eck Worldwide Hard Assets Fund	7.11	10.76	0.00
Van Kampen LIT Growth and Income Portfolio	6.96	8.34	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.94	11.22	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.19	10.16	3,235.16
Van Kampen UIF Mid Cap Growth Portfolio	5.94	9.02	963.73
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.32	8.49	1,035.44
Van Kampen UIF U.S. Real Estate Portfolio	5.84	7.24	0.00

Table 37 – 3.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	9.33	10.52	0.00
Adaptive Allocation Portfolio	7.50	8.73	0.00
AIM V.I. Basic Value Series II	4.75	6.77	543.33
AIM V.I. Global Real Estate Series II	6.10	7.72	0.00
AIM V.I. International Growth Series II	6.89	8.96	0.00
AIM V.I. Mid Cap Core Equity Series II	7.44	9.32	0.00
Alger Small Cap Growth Portfolio	8.63	12.11	0.00
American Century VP Income & Growth Fund	7.31	8.30	474.82
American Century VP International Fund	8.67	11.17	0.00
American Century VP Large Company Value Fund	6.76	7.82	0.00
American Century VP Mid Cap Value Fund	8.38	10.49	0.00
American Century VP Ultra Fund	6.00	7.79	0.00
Chariot Absolute Return Currency	0.00	9.72	615.91
Credit Suisse Trust – International Equity Flex III Portfolio	4.65	5.92	578.74
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.65	8.35	0.00
DireXion Dynamic HY Bond Fund	8.26	8.75	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.80	8.75	0.00
Dreyfus VIF Appreciation Portfolio	7.70	9.08	520.66
Dreyfus VIF International Value Portfolio	6.32	7.97	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.78	7.12	0.00
PIMCO VIT All Asset Portfolio	9.06	10.61	0.00
PIMCO VIT High Yield Portfolio	7.63	10.31	3,879.44
PIMCO VIT Low Duration Portfolio	10.03	10.95	0.00
PIMCO VIT Real Return Portfolio	9.57	10.91	0.00
PIMCO VIT Total Return Portfolio	10.81	11.88	0.00
ProFund VP Asia 30	7.64	11.37	0.00
ProFund VP Banks	3.79	3.50	0.00
ProFund VP Basic Materials	5.78	9.05	0.00
ProFund VP Bear	12.20	8.49	1,817.25
ProFund VP Biotechnology	9.45	9.45	0.00
ProFund VP Bull	6.39	7.66	1,235.44
ProFund VP Consumer Goods	7.94	9.31	0.00
ProFund VP Consumer Services	6.24	7.88	0.00
ProFund VP Dow 30	7.36	8.41	0.00
ProFund VP Emerging Markets	4.85	7.59	80.94
ProFund VP Europe 30	6.13	7.82	0.00
ProFund VP Falling U.S. Dollar	9.07	9.04	0.00
ProFund VP Financials	4.04	4.48	0.00
ProFund VP Health Care	7.94	9.15	0.00
ProFund VP Industrials	6.13	7.34	0.00
ProFund VP International	5.22	6.28	0.00
ProFund VP Internet	5.58	9.55	0.00
ProFund VP Japan	5.05	5.38	0.00
ProFund VP Large-Cap Growth	6.74	8.43	0.00
ProFund VP Large-Cap Value	5.97	6.88	0.00
ProFund VP Mid-Cap	5.93	7.60	0.00
ProFund VP Mid-Cap Growth	6.09	8.13	0.00
ProFund VP Mid-Cap Value	5.94	7.50	0.00
ProFund VP Money Market	9.75	9.41	1,563.14
ProFund VP NASDAQ-100	6.35	9.32	1,161.22
ProFund VP Oil & Gas	7.94	8.84	0.00
ProFund VP Pharmaceuticals	8.26	9.32	0.00
ProFund VP Precious Metals	6.74	8.80	0.00
ProFund VP Real Estate	5.19	6.40	0.00
ProFund VP Rising Rates Opportunity	5.00	6.38	0.00
ProFund VP Semiconductor	4.48	7.09	141.09
ProFund VP Short Dow 30	10.43	7.51	0.00
ProFund VP Short Emerging Markets	12.58	6.22	0.00
ProFund VP Short International	13.60	9.14	0.00
ProFund VP Short Mid-Cap	12.01	7.49	1,618.88
ProFund VP Short NASDAQ-100	11.86	6.79	2,192.11
ProFund VP Short Small-Cap	11.66	7.61	2,431.66
ProFund VP Small-Cap	5.85	7.11	0.00
ProFund VP Small-Cap Growth	6.16	7.49	613.45
ProFund VP Small-Cap Value	6.03	7.01	0.00
ProFund VP Technology	6.06	9.44	0.00
ProFund VP Telecommunications	7.73	8.01	124.55
ProFund VP U.S. Government Plus	16.61	10.80	0.00
ProFund VP UltraBull	3.41	4.76	184.75
ProFund VP UltraMid-Cap	3.00	4.79	0.00
ProFund VP UltraNASDAQ-100	3.26	6.89	176.60
ProFund VP UltraShort Dow 30	13.42	6.98	0.00
ProFund VP UltraShort NASDAQ-100	17.20	5.96	0.00
ProFund VP UltraSmall-Cap	2.69	3.64	0.00
ProFund VP Utilities	8.71	9.30	0.00
Rydex VT Dow 2x Strategy Fund	4.42	29.21	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.50	6.14	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.26	6.86	0.00
Rydex VT S&P 500 2x Strategy Fund	3.35	4.72	0.00
Rydex VT U.S. Government Money Market Fund	8.80	8.49	0.00
Van Eck Worldwide Hard Assets Fund	7.10	10.74	0.00
Van Kampen LIT Growth and Income Portfolio	6.95	8.32	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.93	11.20	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.18	10.15	2,074.57
Van Kampen UIF Mid Cap Growth Portfolio	5.93	9.00	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.31	8.47	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.83	7.23	0.00

Table 38 – 3.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC

Access VP High Yield	9.32	10.50	0.00
Adaptive Allocation Portfolio	7.49	8.72	0.00
AIM V.I. Basic Value Series II	4.75	6.76	0.00
AIM V.I. Global Real Estate Series II	6.09	7.70	0.00
AIM V.I. International Growth Series II	6.88	8.95	0.00
AIM V.I. Mid Cap Core Equity Series II	7.43	9.31	0.00
Alger Small Cap Growth Portfolio	5.91	8.30	0.00
American Century VP Income & Growth Fund	6.58	7.47	0.00
American Century VP International Fund	6.42	8.27	0.00
American Century VP Large Company Value Fund	6.31	7.30	0.00
American Century VP Mid Cap Value Fund	7.45	9.32	0.00
American Century VP Ultra Fund	6.26	8.12	0.00
Chariot Absolute Return Currency	0.00	9.71	5,656.14
Credit Suisse Trust – International Equity Flex III Portfolio	4.65	5.91	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.64	8.33	0.00
DireXion Dynamic HY Bond Fund	8.25	8.73	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.79	8.73	0.00
Dreyfus VIF Appreciation Portfolio	7.69	9.06	0.00
Dreyfus VIF International Value Portfolio	6.31	7.95	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.99	6.15	0.00
PIMCO VIT All Asset Portfolio	9.05	10.59	0.00
PIMCO VIT High Yield Portfolio	7.62	10.29	3,294.64
PIMCO VIT Low Duration Portfolio	10.02	10.93	0.00
PIMCO VIT Real Return Portfolio	9.55	10.89	0.00
PIMCO VIT Total Return Portfolio	10.79	11.85	0.00
ProFund VP Asia 30	7.63	11.35	0.00
ProFund VP Banks	3.79	3.50	0.00
ProFund VP Basic Materials	5.77	9.04	0.00
ProFund VP Bear	12.18	8.47	0.00
ProFund VP Biotechnology	9.43	9.43	0.00
ProFund VP Bull	6.38	7.65	985.43
ProFund VP Consumer Goods	7.93	9.29	0.00
ProFund VP Consumer Services	6.24	7.87	0.00
ProFund VP Dow 30	7.35	8.39	0.00
ProFund VP Emerging Markets	4.84	7.58	0.00
ProFund VP Europe 30	6.12	7.81	0.00
ProFund VP Falling U.S. Dollar	9.07	9.03	0.00
ProFund VP Financials	4.03	4.47	0.00
ProFund VP Health Care	7.93	9.14	0.00
ProFund VP Industrials	6.12	7.33	0.00
ProFund VP International	5.22	6.28	0.00
ProFund VP Internet	5.58	9.53	0.00
ProFund VP Japan	5.05	5.37	0.00
ProFund VP Large-Cap Growth	6.73	8.42	0.00
ProFund VP Large-Cap Value	5.96	6.86	0.00
ProFund VP Mid-Cap	5.93	7.59	0.00
ProFund VP Mid-Cap Growth	6.09	8.12	0.00
ProFund VP Mid-Cap Value	5.94	7.49	0.00
ProFund VP Money Market	9.74	9.39	3,577.63
ProFund VP NASDAQ-100	6.34	9.30	3,025.74
ProFund VP Oil & Gas	7.93	8.83	0.00
ProFund VP Pharmaceuticals	8.25	9.30	0.00
ProFund VP Precious Metals	6.73	8.78	0.00
ProFund VP Real Estate	5.18	6.39	0.00
ProFund VP Rising Rates Opportunity	5.00	6.37	0.00
ProFund VP Semiconductor	4.48	7.08	1,464.57
ProFund VP Short Dow 30	10.42	7.49	0.00
ProFund VP Short Emerging Markets	12.57	6.22	0.00
ProFund VP Short International	13.59	9.13	0.00
ProFund VP Short Mid-Cap	12.00	7.47	0.00
ProFund VP Short NASDAQ-100	11.84	6.77	0.00
ProFund VP Short Small-Cap	11.65	7.59	0.00
ProFund VP Small-Cap	5.84	7.10	0.00
ProFund VP Small-Cap Growth	6.15	7.48	1,340.80
ProFund VP Small-Cap Value	6.03	7.00	0.00
ProFund VP Technology	6.05	9.42	0.00
ProFund VP Telecommunications	7.72	7.99	1,292.06
ProFund VP U.S. Government Plus	16.59	10.78	0.00
ProFund VP UltraBull	3.41	4.75	1,909.17
ProFund VP UltraMid-Cap	2.99	4.78	0.00
ProFund VP UltraNASDAQ-100	3.25	6.88	908.23
ProFund VP UltraShort Dow 30	13.41	6.97	0.00
ProFund VP UltraShort NASDAQ-100	17.20	5.95	0.00
ProFund VP UltraSmall-Cap	2.69	3.63	0.00
ProFund VP Utilities	8.69	9.28	0.00
Rydex VT Dow 2x Strategy Fund	4.42	29.16	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.48	6.13	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.26	6.84	0.00
Rydex VT S&P 500 2x Strategy Fund	3.34	4.71	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.44	0.00
Van Eck Worldwide Hard Assets Fund	7.09	10.72	0.00
Van Kampen LIT Growth and Income Portfolio	6.94	8.31	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.91	11.18	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.17	10.13	1,766.20
Van Kampen UIF Mid Cap Growth Portfolio	5.92	8.99	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.30	8.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.82	7.21	0.00

Table 39 – 3.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.31	10.48	0.00
Adaptive Allocation Portfolio	7.49	8.71	0.00
AIM V.I. Basic Value Series II	4.74	6.75	0.00
AIM V.I. Global Real Estate Series II	6.09	7.69	0.00
AIM V.I. International Growth Series II	6.87	8.93	426.58
AIM V.I. Mid Cap Core Equity Series II	7.42	9.29	0.00
Alger Small Cap Growth Portfolio	5.91	8.28	0.00
American Century VP Income & Growth Fund	6.57	7.46	0.00
American Century VP International Fund	6.41	8.26	0.00
American Century VP Large Company Value Fund	6.31	7.29	0.00
American Century VP Mid Cap Value Fund	7.44	9.30	0.00
American Century VP Ultra Fund	6.25	8.10	308.10
Chariot Absolute Return Currency	0.00	9.71	267.81
Credit Suisse Trust – International Equity Flex III Portfolio	4.64	5.90	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.63	8.32	291.08
DireXion Dynamic HY Bond Fund	8.24	8.72	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.78	8.72	0.00
Dreyfus VIF Appreciation Portfolio	7.68	9.04	0.00
Dreyfus VIF International Value Portfolio	6.30	7.94	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.99	6.14	392.20
PIMCO VIT All Asset Portfolio	9.04	10.57	0.00
PIMCO VIT High Yield Portfolio	7.61	10.28	512.06
PIMCO VIT Low Duration Portfolio	10.00	10.91	0.00
PIMCO VIT Real Return Portfolio	9.54	10.87	0.00
PIMCO VIT Total Return Portfolio	10.78	11.83	201.11
ProFund VP Asia 30	7.62	11.33	69.61
ProFund VP Banks	3.78	3.49	0.00
ProFund VP Basic Materials	5.77	9.02	186.62
ProFund VP Bear	12.17	8.46	1,982.59
ProFund VP Biotechnology	9.42	9.42	0.00
ProFund VP Bull	6.37	7.64	0.00
ProFund VP Consumer Goods	7.92	9.28	0.00
ProFund VP Consumer Services	6.23	7.85	212.72
ProFund VP Dow 30	7.34	8.38	291.53
ProFund VP Emerging Markets	4.84	7.58	212.59
ProFund VP Europe 30	6.11	7.79	322.47
ProFund VP Falling U.S. Dollar	9.06	9.02	0.00
ProFund VP Financials	4.03	4.46	0.00
ProFund VP Health Care	7.92	9.12	0.00
ProFund VP Industrials	6.11	7.31	211.74
ProFund VP International	5.22	6.27	0.00
ProFund VP Internet	5.57	9.52	0.00
ProFund VP Japan	5.04	5.36	0.00
ProFund VP Large-Cap Growth	6.72	8.40	0.00
ProFund VP Large-Cap Value	5.95	6.85	0.00
ProFund VP Mid-Cap	5.92	7.58	0.00
ProFund VP Mid-Cap Growth	6.08	8.10	0.00
ProFund VP Mid-Cap Value	5.93	7.48	0.00
ProFund VP Money Market	9.73	9.38	3,934.23
ProFund VP NASDAQ-100	6.34	9.28	550.18
ProFund VP Oil & Gas	7.91	8.81	0.00
ProFund VP Pharmaceuticals	8.24	9.28	0.00
ProFund VP Precious Metals	6.72	8.77	175.73
ProFund VP Real Estate	5.17	6.38	237.58
ProFund VP Rising Rates Opportunity	4.99	6.35	0.00
ProFund VP Semiconductor	4.47	7.06	185.05
ProFund VP Short Dow 30	10.40	7.48	0.00
ProFund VP Short Emerging Markets	12.57	6.21	0.00
ProFund VP Short International	13.58	9.13	0.00
ProFund VP Short Mid-Cap	11.98	7.46	1,766.18
ProFund VP Short NASDAQ-100	11.82	6.76	2,391.57
ProFund VP Short Small-Cap	11.63	7.58	2,573.56
ProFund VP Small-Cap	5.83	7.08	0.00
ProFund VP Small-Cap Growth	6.14	7.46	0.00
ProFund VP Small-Cap Value	6.02	6.98	0.00
ProFund VP Technology	6.05	9.41	202.81
ProFund VP Telecommunications	7.71	7.98	164.05
ProFund VP U.S. Government Plus	16.56	10.76	0.00
ProFund VP UltraBull	3.40	4.75	242.27
ProFund VP UltraMid-Cap	2.99	4.77	0.00
ProFund VP UltraNASDAQ-100	3.25	6.86	116.01
ProFund VP UltraShort Dow 30	13.40	6.96	0.00
ProFund VP UltraShort NASDAQ-100	17.19	5.95	0.00
ProFund VP UltraSmall-Cap	2.68	3.62	0.00
ProFund VP Utilities	8.68	9.27	0.00
Rydex VT Dow 2x Strategy Fund	4.41	29.11	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.47	6.12	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.25	6.83	0.00
Rydex VT S&P 500 2x Strategy Fund	3.34	4.70	0.00
Rydex VT U.S. Government Money Market Fund	9.78	9.43	0.00
Van Eck Worldwide Hard Assets Fund	7.08	10.70	0.00
Van Kampen LIT Growth and Income Portfolio	6.93	8.29	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.90	11.16	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.17	10.11	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.92	8.97	260.43
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.29	8.44	279.81
Van Kampen UIF U.S. Real Estate Portfolio	5.81	7.20	0.00

Table 40 – 3.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Access VP High Yield	9.29	10.46	0.00
Adaptive Allocation Portfolio	7.48	8.70	0.00
AIM V.I. Basic Value Series II	4.73	6.74	0.00
AIM V.I. Global Real Estate Series II	6.08	7.67	0.00
AIM V.I. International Growth Series II	6.86	8.91	0.00
AIM V.I. Mid Cap Core Equity Series II	7.41	9.27	0.00
Alger Small Cap Growth Portfolio	5.90	8.27	0.00
American Century VP Income & Growth Fund	6.56	7.45	0.00
American Century VP International Fund	6.40	8.24	0.00
American Century VP Large Company Value Fund	6.30	7.27	0.00
American Century VP Mid Cap Value Fund	7.43	9.29	0.00
American Century VP Ultra Fund	6.24	8.09	0.00
Chariot Absolute Return Currency	0.00	9.71	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.64	5.89	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.63	8.30	0.00
DireXion Dynamic HY Bond Fund	8.23	8.70	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.77	8.70	0.00
Dreyfus VIF Appreciation Portfolio	7.67	9.03	0.00
Dreyfus VIF International Value Portfolio	6.29	7.92	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.98	6.13	0.00
PIMCO VIT All Asset Portfolio	9.02	10.55	0.00
PIMCO VIT High Yield Portfolio	7.60	10.26	0.00
PIMCO VIT Low Duration Portfolio	9.99	10.89	0.00
PIMCO VIT Real Return Portfolio	9.53	10.85	0.00
PIMCO VIT Total Return Portfolio	10.76	11.81	0.00
ProFund VP Asia 30	7.61	11.31	0.00
ProFund VP Banks	3.78	3.48	0.00
ProFund VP Basic Materials	5.76	9.00	0.00
ProFund VP Bear	12.15	8.44	0.00
ProFund VP Biotechnology	9.41	9.40	0.00
ProFund VP Bull	6.36	7.62	0.00
ProFund VP Consumer Goods	7.91	9.26	0.00
ProFund VP Consumer Services	6.22	7.84	0.00
ProFund VP Dow 30	7.33	8.36	0.00
ProFund VP Emerging Markets	4.84	7.57	0.00
ProFund VP Europe 30	6.11	7.78	0.00
ProFund VP Falling U.S. Dollar	9.06	9.01	0.00
ProFund VP Financials	4.02	4.45	0.00
ProFund VP Health Care	7.91	9.10	0.00
ProFund VP Industrials	6.11	7.30	0.00
ProFund VP International	5.22	6.26	0.00
ProFund VP Internet	5.56	9.50	0.00
ProFund VP Japan	5.03	5.35	0.00
ProFund VP Large-Cap Growth	6.71	8.38	0.00
ProFund VP Large-Cap Value	5.94	6.84	0.00
ProFund VP Mid-Cap	5.92	7.58	0.00
ProFund VP Mid-Cap Growth	6.07	8.09	0.00
ProFund VP Mid-Cap Value	5.92	7.46	0.00
ProFund VP Money Market	9.71	9.36	0.00
ProFund VP NASDAQ-100	6.33	9.27	0.00
ProFund VP Oil & Gas	7.90	8.79	0.00
ProFund VP Pharmaceuticals	8.23	9.27	0.00
ProFund VP Precious Metals	6.71	8.75	0.00
ProFund VP Real Estate	5.17	6.37	0.00
ProFund VP Rising Rates Opportunity	4.98	6.34	0.00
ProFund VP Semiconductor	4.46	7.05	0.00
ProFund VP Short Dow 30	10.39	7.47	0.00
ProFund VP Short Emerging Markets	12.56	6.20	0.00
ProFund VP Short International	13.57	9.12	0.00
ProFund VP Short Mid-Cap	11.96	7.44	0.00
ProFund VP Short NASDAQ-100	11.81	6.75	0.00
ProFund VP Short Small-Cap	11.62	7.57	0.00
ProFund VP Small-Cap	5.82	7.07	0.00
ProFund VP Small-Cap Growth	6.13	7.45	0.00
ProFund VP Small-Cap Value	6.01	6.97	0.00
ProFund VP Technology	6.04	9.39	0.00
ProFund VP Telecommunications	7.70	7.96	0.00
ProFund VP U.S. Government Plus	16.54	10.74	0.00
ProFund VP UltraBull	3.40	4.74	0.00
ProFund VP UltraMid-Cap	2.98	4.77	0.00
ProFund VP UltraNASDAQ-100	3.24	6.85	0.00
ProFund VP UltraShort Dow 30	13.40	6.96	0.00
ProFund VP UltraShort NASDAQ-100	17.18	5.94	0.00
ProFund VP UltraSmall-Cap	2.68	3.62	0.00
ProFund VP Utilities	8.67	9.25	0.00
Rydex VT Dow 2x Strategy Fund	4.41	29.05	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.45	6.11	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.25	6.82	0.00
Rydex VT S&P 500 2x Strategy Fund	3.33	4.70	0.00
Rydex VT U.S. Government Money Market Fund	9.76	9.41	0.00
Van Eck Worldwide Hard Assets Fund	7.07	10.68	0.00
Van Kampen LIT Growth and Income Portfolio	6.92	8.28	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.89	11.14	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.16	10.09	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.91	8.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.29	8.42	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.81	7.19	0.00

Table 41 – 3.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.28	10.45	0.00
Adaptive Allocation Portfolio	7.47	8.69	0.00
AIM V.I. Basic Value Series II	4.73	6.72	0.00
AIM V.I. Global Real Estate Series II	6.07	7.66	0.00
AIM V.I. International Growth Series II	6.85	8.90	0.00
AIM V.I. Mid Cap Core Equity Series II	7.40	9.26	0.00
Alger Small Cap Growth Portfolio	5.89	8.25	0.00
American Century VP Income & Growth Fund	6.56	7.43	0.00
American Century VP International Fund	6.40	8.23	0.00
American Century VP Large Company Value Fund	6.29	7.26	0.00
American Century VP Mid Cap Value Fund	7.42	9.27	0.00
American Century VP Ultra Fund	6.23	8.07	0.00
Chariot Absolute Return Currency	0.00	9.71	875.65
Credit Suisse Trust – International Equity Flex III Portfolio	4.63	5.88	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.62	8.29	0.00
DireXion Dynamic HY Bond Fund	8.22	8.69	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.76	8.68	0.00
Dreyfus VIF Appreciation Portfolio	7.66	9.01	0.00
Dreyfus VIF International Value Portfolio	6.29	7.91	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.97	6.11	0.00
PIMCO VIT All Asset Portfolio	9.01	10.53	0.00
PIMCO VIT High Yield Portfolio	7.59	10.24	0.00
PIMCO VIT Low Duration Portfolio	9.98	10.87	0.00
PIMCO VIT Real Return Portfolio	9.52	10.83	0.00
PIMCO VIT Total Return Portfolio	10.75	11.79	0.00
ProFund VP Asia 30	7.60	11.29	0.00
ProFund VP Banks	3.77	3.48	0.00
ProFund VP Basic Materials	5.75	8.99	0.00
ProFund VP Bear	12.13	8.43	0.00
ProFund VP Biotechnology	9.40	9.38	0.00
ProFund VP Bull	6.36	7.61	0.00
ProFund VP Consumer Goods	7.90	9.24	0.00
ProFund VP Consumer Services	6.21	7.82	0.00
ProFund VP Dow 30	7.32	8.35	0.00
ProFund VP Emerging Markets	4.84	7.56	0.00
ProFund VP Europe 30	6.10	7.77	0.00
ProFund VP Falling U.S. Dollar	9.05	9.00	0.00
ProFund VP Financials	4.02	4.45	0.00
ProFund VP Health Care	7.89	9.09	0.00
ProFund VP Industrials	6.10	7.29	0.00
ProFund VP International	5.21	6.26	0.00
ProFund VP Internet	5.55	9.48	0.00
ProFund VP Japan	5.03	5.34	0.00
ProFund VP Large-Cap Growth	6.70	8.37	0.00
ProFund VP Large-Cap Value	5.94	6.83	0.00
ProFund VP Mid-Cap	5.92	7.57	0.00
ProFund VP Mid-Cap Growth	6.06	8.07	0.00
ProFund VP Mid-Cap Value	5.91	7.45	0.00
ProFund VP Money Market	9.70	9.34	430.44
ProFund VP NASDAQ-100	6.32	9.25	344.11
ProFund VP Oil & Gas	7.89	8.78	0.00
ProFund VP Pharmaceuticals	8.22	9.25	0.00
ProFund VP Precious Metals	6.70	8.73	0.00
ProFund VP Real Estate	5.16	6.35	0.00
ProFund VP Rising Rates Opportunity	4.98	6.33	0.00
ProFund VP Semiconductor	4.46	7.04	227.80
ProFund VP Short Dow 30	10.37	7.45	0.00
ProFund VP Short Emerging Markets	12.55	6.20	0.00
ProFund VP Short International	13.57	9.11	0.00
ProFund VP Short Mid-Cap	11.95	7.43	0.00
ProFund VP Short NASDAQ-100	11.79	6.74	0.00
ProFund VP Short Small-Cap	11.60	7.55	0.00
ProFund VP Small-Cap	5.81	7.06	0.00
ProFund VP Small-Cap Growth	6.12	7.44	0.00
ProFund VP Small-Cap Value	6.00	6.96	0.00
ProFund VP Technology	6.03	9.37	0.00
ProFund VP Telecommunications	7.69	7.95	201.00
ProFund VP U.S. Government Plus	16.52	10.72	0.00
ProFund VP UltraBull	3.40	4.73	297.01
ProFund VP UltraMid-Cap	2.98	4.76	0.00
ProFund VP UltraNASDAQ-100	3.24	6.84	141.32
ProFund VP UltraShort Dow 30	13.39	6.95	0.00
ProFund VP UltraShort NASDAQ-100	17.17	5.93	0.00
ProFund VP UltraSmall-Cap	2.67	3.61	0.00
ProFund VP Utilities	8.66	9.23	0.00
Rydex VT Dow 2x Strategy Fund	4.40	29.00	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.44	6.09	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.25	6.81	0.00
Rydex VT S&P 500 2x Strategy Fund	3.33	4.69	0.00
Rydex VT U.S. Government Money Market Fund	9.75	9.39	0.00
Van Eck Worldwide Hard Assets Fund	7.06	10.66	0.00
Van Kampen LIT Growth and Income Portfolio	6.91	8.26	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.88	11.12	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.15	10.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.90	8.94	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.28	8.41	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.80	7.17	0.00

Table 42 – 3.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Access VP High Yield	9.27	10.43	0.00
Adaptive Allocation Portfolio	7.47	8.68	0.00
AIM V.I. Basic Value Series II	4.72	6.71	0.00
AIM V.I. Global Real Estate Series II	6.06	7.65	0.00
AIM V.I. International Growth Series II	6.84	8.88	0.00
AIM V.I. Mid Cap Core Equity Series II	7.39	9.24	0.00
Alger Small Cap Growth Portfolio	5.88	8.24	0.00
American Century VP Income & Growth Fund	6.55	7.42	0.00
American Century VP International Fund	6.39	8.21	0.00
American Century VP Large Company Value Fund	6.28	7.25	0.00
American Century VP Mid Cap Value Fund	7.41	9.25	0.00
American Century VP Ultra Fund	6.22	8.06	0.00
Chariot Absolute Return Currency	0.00	9.70	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.62	5.86	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.61	8.27	0.00
DireXion Dynamic HY Bond Fund	8.21	8.67	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.75	8.67	0.00
Dreyfus VIF Appreciation Portfolio	7.65	8.99	0.00
Dreyfus VIF International Value Portfolio	6.28	7.89	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	4.97	6.10	0.00
PIMCO VIT All Asset Portfolio	9.00	10.52	0.00
PIMCO VIT High Yield Portfolio	7.58	10.22	0.00
PIMCO VIT Low Duration Portfolio	9.96	10.85	0.00
PIMCO VIT Real Return Portfolio	9.50	10.81	0.00
PIMCO VIT Total Return Portfolio	10.73	11.77	0.00
ProFund VP Asia 30	7.59	11.26	0.00
ProFund VP Banks	3.77	3.47	0.00
ProFund VP Basic Materials	5.74	8.97	0.00
ProFund VP Bear	12.12	8.41	284.31
ProFund VP Biotechnology	9.38	9.37	0.00
ProFund VP Bull	6.35	7.59	0.00
ProFund VP Consumer Goods	7.89	9.23	0.00
ProFund VP Consumer Services	6.20	7.81	0.00
ProFund VP Dow 30	7.31	8.33	0.00
ProFund VP Emerging Markets	4.83	7.55	0.00
ProFund VP Europe 30	6.09	7.75	0.00
ProFund VP Falling U.S. Dollar	9.05	9.00	0.00
ProFund VP Financials	4.01	4.44	0.00
ProFund VP Health Care	7.88	9.07	0.00
ProFund VP Industrials	6.09	7.27	0.00
ProFund VP International	5.21	6.25	0.00
ProFund VP Internet	5.55	9.46	0.00
ProFund VP Japan	5.02	5.33	0.00
ProFund VP Large-Cap Growth	6.69	8.35	0.00
ProFund VP Large-Cap Value	5.93	6.81	0.00
ProFund VP Mid-Cap	5.91	7.56	0.00
ProFund VP Mid-Cap Growth	6.05	8.06	0.00
ProFund VP Mid-Cap Value	5.90	7.44	0.00
ProFund VP Money Market	9.69	9.32	2,931.73
ProFund VP NASDAQ-100	6.31	9.23	0.00
ProFund VP Oil & Gas	7.88	8.76	0.00
ProFund VP Pharmaceuticals	8.21	9.23	0.00
ProFund VP Precious Metals	6.69	8.72	0.00
ProFund VP Real Estate	5.15	6.34	0.00
ProFund VP Rising Rates Opportunity	4.97	6.32	0.00
ProFund VP Semiconductor	4.45	7.02	0.00
ProFund VP Short Dow 30	10.36	7.44	0.00
ProFund VP Short Emerging Markets	12.55	6.19	0.00
ProFund VP Short International	13.56	9.10	0.00
ProFund VP Short Mid-Cap	11.93	7.42	253.28
ProFund VP Short NASDAQ-100	11.78	6.72	342.96
ProFund VP Short Small-Cap	11.59	7.54	369.06
ProFund VP Small-Cap	5.81	7.04	0.00
ProFund VP Small-Cap Growth	6.11	7.42	0.00
ProFund VP Small-Cap Value	5.99	6.94	0.00
ProFund VP Technology	6.02	9.35	0.00
ProFund VP Telecommunications	7.68	7.93	0.00
ProFund VP U.S. Government Plus	16.50	10.70	0.00
ProFund VP UltraBull	3.39	4.72	0.00
ProFund VP UltraMid-Cap	2.98	4.75	0.00
ProFund VP UltraNASDAQ-100	3.23	6.83	0.00
ProFund VP UltraShort Dow 30	13.38	6.94	0.00
ProFund VP UltraShort NASDAQ-100	17.16	5.93	0.00
ProFund VP UltraSmall-Cap	2.67	3.60	0.00
ProFund VP Utilities	8.65	9.21	0.00
Rydex VT Dow 2x Strategy Fund	4.39	28.95	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.42	6.08	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.24	6.79	0.00
Rydex VT S&P 500 2x Strategy Fund	3.32	4.68	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.37	0.00
Van Eck Worldwide Hard Assets Fund	7.05	10.64	0.00
Van Kampen LIT Growth and Income Portfolio	6.91	8.25	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.87	11.10	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.14	10.05	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.89	8.92	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.27	8.39	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.79	7.16	0.00

Table 1 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract - No Riders
Adaptive Allocation Portfolio	9.59	7.73	0.00
AIM V.I. Basic Value Series II	10.57	4.99	0.00
AIM V.I. Global Real Estate Series II	11.80	6.41	0.00
AIM V.I. International Growth Series II	12.39	7.24	0.00
AIM V.I. Mid Cap Core Equity Series II	11.16	7.82	0.00
Alger American SmallCap Growth Portfolio	16.23	8.51	0.00
American Century VP Income & Growth Fund	11.89	7.63	0.00
American Century VP International Fund	16.34	8.85	0.00
American Century VP Large Company Value Fund	11.84	7.28	0.00
American Century VP Mid Cap Value Fund	12.17	9.02	0.00
American Century VP Ultra Fund	11.27	6.46	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.35	4.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.15	6.99	0.00
DireXion Dynamic HY Bond Fund	9.81	8.68	5446.42
DireXion Evolution Managed Bond Fund	10.08	10.22	0.00
DireXion Evolution Managed Equity Fund	9.95	7.20	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.11	7.14	0.00
Dreyfus VIF Appreciation Portfolio	11.71	8.09	0.00
Dreyfus VIF International Value Portfolio	10.81	6.64	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.60	6.22	0.00
PIMCO VIT All Asset Portfolio	11.52	9.52	0.00
PIMCO VIT High Yield Portfolio	10.68	8.02	6020.82
PIMCO VIT Low Duration Portfolio	10.78	10.54	1407.26
PIMCO VIT Real Return Portfolio	11.01	10.05	1449.89
PIMCO VIT Total Return Portfolio	11.04	11.35	1301.06
ProFund Access VP High Yield	10.46	9.80	0.00
ProFund VP Asia 30	16.62	8.03	0.00
ProFund VP Banks	7.64	3.98	0.00
ProFund VP Basic Materials	12.73	6.07	386.32
ProFund VP Bear	9.32	12.82	1371.25
ProFund VP Biotechnology	9.92	9.93	0.00
ProFund VP Bull	10.96	6.71	0.00
ProFund VP Consumer Goods	11.59	8.34	0.00
ProFund VP Consumer Services	9.73	6.56	0.00
ProFund VP Dow 30	12.53	7.74	0.00
ProFund VP Emerging Markets	10.08	4.94	0.00
ProFund VP Europe 30	11.71	6.44	0.00
ProFund VP Falling U.S. Dollar	9.93	9.26	0.00
ProFund VP Financials	8.73	4.24	0.00
ProFund VP Health Care	11.21	8.34	343.75
ProFund VP Industrials	11.02	6.44	0.00
ProFund VP International	9.76	5.33	0.00
ProFund VP Internet	10.82	5.87	0.00
ProFund VP Japan	9.14	5.31	0.00
ProFund VP Large-Cap Growth	11.17	7.08	0.00
ProFund VP Large-Cap Value	10.72	6.27	0.00
ProFund VP Mid-Cap	9.99	6.05	0.00
ProFund VP Mid-Cap Growth	10.65	6.40	0.00
ProFund VP Mid-Cap Value	9.98	6.25	0.00
ProFund VP Money Market	10.34	10.25	142670.65
ProFund VP NASDAQ-100	11.81	6.68	0.00
ProFund VP Oil & Gas	13.46	8.34	329.52
ProFund VP Pharmaceuticals	10.98	8.68	0.00
ProFund VP Precious Metals	10.41	7.08	0.00
ProFund VP Real Estate	9.45	5.45	0.00
ProFund VP Rising Rates Opportunity	8.62	5.26	0.00
ProFund VP Semiconductor	9.55	4.71	0.00
ProFund VP Short Dow 30	8.89	10.96	0.00
ProFund VP Short Emerging Markets	9.88	12.83	0.00
ProFund VP Short International	10.21	13.87	0.00
ProFund VP Short Mid-Cap	9.74	12.62	824.07
ProFund VP Short NASDAQ-100	8.56	12.46	1066.82
ProFund VP Short Small-Cap	10.05	12.25	1266.86
ProFund VP Small-Cap	9.68	6.14	0.00
ProFund VP Small-Cap Growth	9.98	6.47	0.00
ProFund VP Small-Cap Value	9.31	6.34	0.00
ProFund VP Technology	11.65	6.37	0.00
ProFund VP Telecommunications	12.61	8.13	370.58
ProFund VP U.S. Government Plus	11.86	17.45	0.00
ProFund VP UltraBull	11.20	3.59	0.00
ProFund VP UltraMid-Cap	9.85	3.15	1371.82
ProFund VP UltraNASDAQ-100	12.78	3.42	0.00
ProFund VP UltraShort Dow 30	10.00	13.69	131.26
ProFund VP UltraShort NASDAQ-100	9.81	17.55	0.00
ProFund VP UltraSmall-Cap	8.51	2.83	0.00
ProFund VP Utilities	13.43	9.15	0.00
Rydex VT Dow 2x Strategy Fund	12.36	4.65	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.64	12.08	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.74	3.43	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	3.52	0.00
Rydex VT U.S. Government Money Market Fund	10.43	10.37	0.00
Van Eck Worldwide Hard Assets Fund	14.14	7.46	0.00
Van Kampen LIT Growth and Income Portfolio	10.97	7.30	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.23	9.38	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.28	6.50	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.93	6.23	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.52	6.63	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.06	6.13	0.00

Table 2 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with GMDB with 3% Roll-Up
Adaptive Allocation Portfolio	9.58	7.71	0.00
AIM V.I. Basic Value Series II	10.55	4.98	0.00
AIM V.I. Global Real Estate Series II	11.78	6.39	0.00
AIM V.I. International Growth Series II	12.37	7.22	0.00
AIM V.I. Mid Cap Core Equity Series II	11.14	7.80	0.00
Alger American SmallCap Growth Portfolio	14.47	7.59	0.00
American Century VP Income & Growth Fund	11.36	7.28	0.00
American Century VP International Fund	15.21	8.23	0.00
American Century VP Large Company Value Fund	11.65	7.16	0.00
American Century VP Mid Cap Value Fund	11.53	8.54	0.00
American Century VP Ultra Fund	11.53	6.61	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.33	4.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.13	6.97	0.00
DireXion Dynamic HY Bond Fund	9.80	8.66	2090.05
DireXion Evolution Managed Bond Fund	10.07	10.19	0.00
DireXion Evolution Managed Equity Fund	9.93	7.18	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.09	7.12	0.00
Dreyfus VIF Appreciation Portfolio	11.69	8.07	0.00
Dreyfus VIF International Value Portfolio	10.79	6.62	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.12	5.90	0.00
PIMCO VIT All Asset Portfolio	11.50	9.49	0.00
PIMCO VIT High Yield Portfolio	10.66	7.99	2503.34
PIMCO VIT Low Duration Portfolio	10.76	10.51	0.00
PIMCO VIT Real Return Portfolio	11.00	10.02	0.00
PIMCO VIT Total Return Portfolio	11.02	11.32	0.00
ProFund Access VP High Yield	10.44	9.78	0.00
ProFund VP Asia 30	16.59	8.01	0.00
ProFund VP Banks	7.63	3.97	0.00
ProFund VP Basic Materials	12.70	6.06	1831.01
ProFund VP Bear	9.31	12.78	1698.72
ProFund VP Biotechnology	9.90	9.90	0.00
ProFund VP Bull	10.94	6.70	0.00
ProFund VP Consumer Goods	11.57	8.32	0.00
ProFund VP Consumer Services	9.72	6.54	0.00
ProFund VP Dow 30	12.51	7.71	0.00
ProFund VP Emerging Markets	10.08	4.94	0.00
ProFund VP Europe 30	11.69	6.42	0.00
ProFund VP Falling U.S. Dollar	9.93	9.25	0.00
ProFund VP Financials	8.72	4.23	0.00
ProFund VP Health Care	11.19	8.32	1308.90
ProFund VP Industrials	11.00	6.42	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.81	5.85	0.00
ProFund VP Japan	9.12	5.30	0.00
ProFund VP Large-Cap Growth	11.15	7.06	0.00
ProFund VP Large-Cap Value	10.70	6.25	0.00
ProFund VP Mid-Cap	9.99	6.04	0.00
ProFund VP Mid-Cap Growth	10.63	6.39	0.00
ProFund VP Mid-Cap Value	9.96	6.23	0.00
ProFund VP Money Market	10.32	10.22	3242.85
ProFund VP NASDAQ-100	11.79	6.66	0.00
ProFund VP Oil & Gas	13.44	8.32	1495.36
ProFund VP Pharmaceuticals	10.96	8.66	0.00
ProFund VP Precious Metals	10.39	7.06	0.00
ProFund VP Real Estate	9.43	5.44	0.00
ProFund VP Rising Rates Opportunity	8.61	5.24	0.00
ProFund VP Semiconductor	9.53	4.70	0.00
ProFund VP Short Dow 30	8.87	10.93	0.00
ProFund VP Short Emerging Markets	9.88	12.82	0.00
ProFund VP Short International	10.21	13.86	0.00
ProFund VP Short Mid-Cap	9.73	12.59	0.00
ProFund VP Short NASDAQ-100	8.54	12.42	0.00
ProFund VP Short Small-Cap	10.03	12.22	0.00
ProFund VP Small-Cap	9.66	6.13	0.00
ProFund VP Small-Cap Growth	9.96	6.45	0.00
ProFund VP Small-Cap Value	9.29	6.32	0.00
ProFund VP Technology	11.63	6.35	0.00
ProFund VP Telecommunications	12.59	8.11	1527.22
ProFund VP U.S. Government Plus	11.84	17.40	0.00
ProFund VP UltraBull	11.18	3.58	0.00
ProFund VP UltraMid-Cap	9.84	3.14	0.00
ProFund VP UltraNASDAQ-100	12.75	3.41	0.00
ProFund VP UltraShort Dow 30	9.99	13.67	821.84
ProFund VP UltraShort NASDAQ-100	9.81	17.53	0.00
ProFund VP UltraSmall-Cap	8.49	2.82	0.00
ProFund VP Utilities	13.41	9.12	0.00
Rydex VT Dow 2x Strategy Fund	12.34	4.64	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.63	12.05	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.72	3.42	0.00
Rydex VT S&P 500 2x Strategy Fund	11.16	3.51	0.00
Rydex VT U.S. Government Money Market Fund	10.42	10.35	0.00
Van Eck Worldwide Hard Assets Fund	14.12	7.44	0.00
Van Kampen LIT Growth and Income Portfolio	10.95	7.28	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.21	9.35	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.26	6.48	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.91	6.22	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.50	6.61	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.05	6.11	0.00

Table 3 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.45% M&E Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.58	7.71	0.00
AIM V.I. Basic Value Series II	10.54	4.97	0.00
AIM V.I. Global Real Estate Series II	11.77	6.39	83.38
AIM V.I. International Growth Series II	12.36	7.21	93.93
AIM V.I. Mid Cap Core Equity Series II	11.13	7.79	1826.22
Alger American SmallCap Growth Portfolio	18.53	9.71	0.00
American Century VP Income & Growth Fund	12.83	8.22	0.00
American Century VP International Fund	18.03	9.75	0.00
American Century VP Large Company Value Fund	11.79	7.24	0.00
American Century VP Mid Cap Value Fund	12.11	8.97	0.00
American Century VP Ultra Fund	11.22	6.43	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.32	4.87	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	6.96	0.00
DireXion Dynamic HY Bond Fund	9.79	8.65	0.00
DireXion Evolution Managed Bond Fund	10.06	10.18	0.00
DireXion Evolution Managed Equity Fund	9.92	7.17	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.08	7.11	0.00
Dreyfus VIF Appreciation Portfolio	11.68	8.06	775.79
Dreyfus VIF International Value Portfolio	10.78	6.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.56	6.18	721.64
PIMCO VIT All Asset Portfolio	11.49	9.48	0.00
PIMCO VIT High Yield Portfolio	10.65	7.98	0.00
PIMCO VIT Low Duration Portfolio	10.75	10.50	1796.29
PIMCO VIT Real Return Portfolio	10.99	10.01	1853.50
PIMCO VIT Total Return Portfolio	11.01	11.31	1661.65
ProFund Access VP High Yield	10.44	9.76	0.00
ProFund VP Asia 30	16.58	8.00	0.00
ProFund VP Banks	7.62	3.97	0.00
ProFund VP Basic Materials	12.69	6.05	49.21
ProFund VP Bear	9.30	12.76	2904.94
ProFund VP Biotechnology	9.89	9.89	0.00
ProFund VP Bull	10.93	6.69	0.00
ProFund VP Consumer Goods	11.56	8.31	0.00
ProFund VP Consumer Services	9.71	6.54	0.00
ProFund VP Dow 30	12.50	7.70	0.00
ProFund VP Emerging Markets	10.08	4.94	0.00
ProFund VP Europe 30	11.68	6.42	51.10
ProFund VP Falling U.S. Dollar	9.93	9.24	0.00
ProFund VP Financials	8.71	4.23	0.00
ProFund VP Health Care	11.18	8.31	0.00
ProFund VP Industrials	10.99	6.42	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.80	5.84	0.00
ProFund VP Japan	9.11	5.29	0.00
ProFund VP Large-Cap Growth	11.14	7.05	0.00
ProFund VP Large-Cap Value	10.69	6.25	0.00
ProFund VP Mid-Cap	9.99	6.04	0.00
ProFund VP Mid-Cap Growth	10.62	6.38	0.00
ProFund VP Mid-Cap Value	9.95	6.22	0.00
ProFund VP Money Market	10.31	10.20	72409.06
ProFund VP NASDAQ-100	11.78	6.65	0.00
ProFund VP Oil & Gas	13.43	8.31	399.43
ProFund VP Pharmaceuticals	10.95	8.65	221.33
ProFund VP Precious Metals	10.38	7.05	68.43
ProFund VP Real Estate	9.42	5.43	214.08
ProFund VP Rising Rates Opportunity	8.60	5.23	0.00
ProFund VP Semiconductor	9.52	4.69	0.00
ProFund VP Short Dow 30	8.86	10.91	0.00
ProFund VP Short Emerging Markets	9.88	12.81	0.00
ProFund VP Short International	10.21	13.85	0.00
ProFund VP Short Mid-Cap	9.72	12.57	2331.59
ProFund VP Short NASDAQ-100	8.53	12.41	3046.81
ProFund VP Short Small-Cap	10.03	12.20	3596.24
ProFund VP Small-Cap	9.65	6.12	0.00
ProFund VP Small-Cap Growth	9.95	6.44	0.00
ProFund VP Small-Cap Value	9.29	6.32	0.00
ProFund VP Technology	11.62	6.34	0.00
ProFund VP Telecommunications	12.58	8.09	0.00
ProFund VP U.S. Government Plus	11.83	17.38	0.00
ProFund VP UltraBull	11.17	3.57	0.00
ProFund VP UltraMid-Cap	9.83	3.14	0.00
ProFund VP UltraNASDAQ-100	12.74	3.41	0.00
ProFund VP UltraShort Dow 30	9.99	13.67	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.52	0.00
ProFund VP UltraSmall-Cap	8.48	2.81	0.00
ProFund VP Utilities	13.40	9.11	216.49
Rydex VT Dow 2x Strategy Fund	12.33	4.63	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.63	12.03	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.71	3.42	0.00
Rydex VT S&P 500 2x Strategy Fund	11.15	3.50	0.00
Rydex VT U.S. Government Money Market Fund	9.93	9.86	0.00
Van Eck Worldwide Hard Assets Fund	14.10	7.43	0.00
Van Kampen LIT Growth and Income Portfolio	10.94	7.28	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.20	9.34	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.25	6.47	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.90	6.21	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.49	6.60	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.04	6.10	0.00

Table 4 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.30% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and Estate Planning Rider Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
Adaptive Allocation Portfolio	9.58	7.70	0.00
AIM V.I. Basic Value Series II	10.53	4.97	0.00
AIM V.I. Global Real Estate Series II	11.76	6.38	0.00
AIM V.I. International Growth Series II	12.35	7.20	0.00
AIM V.I. Mid Cap Core Equity Series II	11.12	7.78	0.00
Alger American SmallCap Growth Portfolio	24.36	12.75	0.00
American Century VP Income & Growth Fund	15.83	10.13	0.00
American Century VP International Fund	21.31	11.51	0.00
American Century VP Large Company Value Fund	11.77	7.22	0.00
American Century VP Mid Cap Value Fund	12.09	8.95	0.00
American Century VP Ultra Fund	11.21	6.41	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.32	4.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	6.95	0.00
DireXion Dynamic HY Bond Fund	9.78	8.63	0.00
DireXion Evolution Managed Bond Fund	10.05	10.17	0.00
DireXion Evolution Managed Equity Fund	9.91	7.16	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.07	7.10	0.00
Dreyfus VIF Appreciation Portfolio	11.67	8.04	0.00
Dreyfus VIF International Value Portfolio	10.77	6.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.54	6.17	0.00
PIMCO VIT All Asset Portfolio	11.48	9.47	0.00
PIMCO VIT High Yield Portfolio	10.64	7.97	0.00
PIMCO VIT Low Duration Portfolio	10.74	10.48	0.00
PIMCO VIT Real Return Portfolio	10.98	10.00	0.00
PIMCO VIT Total Return Portfolio	11.00	11.29	0.00
ProFund Access VP High Yield	10.43	9.75	0.00
ProFund VP Asia 30	16.56	7.99	0.00
ProFund VP Banks	7.61	3.96	0.00
ProFund VP Basic Materials	12.68	6.04	0.00
ProFund VP Bear	9.29	12.75	0.00
ProFund VP Biotechnology	9.89	9.87	0.00
ProFund VP Bull	10.92	6.68	0.00
ProFund VP Consumer Goods	11.55	8.30	0.00
ProFund VP Consumer Services	9.70	6.53	0.00
ProFund VP Dow 30	12.48	7.69	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.67	6.41	0.00
ProFund VP Falling U.S. Dollar	9.93	9.24	0.00
ProFund VP Financials	8.70	4.22	0.00
ProFund VP Health Care	11.17	8.30	0.00
ProFund VP Industrials	10.98	6.41	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.79	5.84	0.00
ProFund VP Japan	9.11	5.28	0.00
ProFund VP Large-Cap Growth	11.13	7.04	0.00
ProFund VP Large-Cap Value	10.68	6.24	0.00
ProFund VP Mid-Cap	9.99	6.04	0.00
ProFund VP Mid-Cap Growth	10.61	6.37	0.00
ProFund VP Mid-Cap Value	9.94	6.21	0.00
ProFund VP Money Market	10.31	10.19	0.00
ProFund VP NASDAQ-100	11.77	6.64	0.00
ProFund VP Oil & Gas	13.41	8.29	0.00
ProFund VP Pharmaceuticals	10.94	8.64	0.00
ProFund VP Precious Metals	10.37	7.04	0.00
ProFund VP Real Estate	9.41	5.42	0.00
ProFund VP Rising Rates Opportunity	8.59	5.23	0.00
ProFund VP Semiconductor	9.51	4.68	0.00
ProFund VP Short Dow 30	8.86	10.90	0.00
ProFund VP Short Emerging Markets	9.88	12.81	0.00
ProFund VP Short International	10.21	13.84	0.00
ProFund VP Short Mid-Cap	9.71	12.55	0.00
ProFund VP Short NASDAQ-100	8.53	12.39	0.00
ProFund VP Short Small-Cap	10.02	12.19	0.00
ProFund VP Small-Cap	9.64	6.11	0.00
ProFund VP Small-Cap Growth	9.94	6.43	0.00
ProFund VP Small-Cap Value	9.28	6.31	0.00
ProFund VP Technology	11.61	6.34	0.00
ProFund VP Telecommunications	12.57	8.08	0.00
ProFund VP U.S. Government Plus	11.82	17.36	0.00
ProFund VP UltraBull	11.16	3.57	0.00
ProFund VP UltraMid-Cap	9.82	3.13	0.00
ProFund VP UltraNASDAQ-100	12.73	3.40	0.00
ProFund VP UltraShort Dow 30	9.99	13.66	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.51	0.00
ProFund VP UltraSmall-Cap	8.48	2.81	0.00
ProFund VP Utilities	13.39	9.10	0.00
Rydex VT Dow 2x Strategy Fund	12.32	4.62	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.62	12.02	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.70	3.41	0.00
Rydex VT S&P 500 2x Strategy Fund	11.14	3.50	0.00
Rydex VT U.S. Government Money Market Fund	9.98	9.89	0.00
Van Eck Worldwide Hard Assets Fund	14.09	7.42	0.00
Van Kampen LIT Growth and Income Portfolio	10.93	7.27	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.19	9.33	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.23	6.46	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.89	6.20	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.48	6.60	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.03	6.09	0.00

Table 5 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.57	7.69	0.00
AIM V.I. Basic Value Series II	10.52	4.96	0.00
AIM V.I. Global Real Estate Series II	11.75	6.37	0.00
AIM V.I. International Growth Series II	12.34	7.19	0.00
AIM V.I. Mid Cap Core Equity Series II	11.11	7.77	0.00
Alger American SmallCap Growth Portfolio	15.65	8.19	0.00
American Century VP Income & Growth Fund	11.36	7.27	0.00
American Century VP International Fund	15.45	8.34	0.00
American Century VP Large Company Value Fund	11.66	7.15	0.00
American Century VP Mid Cap Value Fund	12.08	8.94	0.00
American Century VP Ultra Fund	11.49	6.57	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.31	4.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.10	6.94	0.00
DireXion Dynamic HY Bond Fund	9.77	8.62	0.00
DireXion Evolution Managed Bond Fund	10.04	10.15	0.00
DireXion Evolution Managed Equity Fund	9.91	7.15	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.06	7.09	0.00
Dreyfus VIF Appreciation Portfolio	11.66	8.03	0.00
Dreyfus VIF International Value Portfolio	10.76	6.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.46	6.12	0.00
PIMCO VIT All Asset Portfolio	11.47	9.46	0.00
PIMCO VIT High Yield Portfolio	10.63	7.96	0.00
PIMCO VIT Low Duration Portfolio	10.73	10.47	345.55
PIMCO VIT Real Return Portfolio	10.97	9.98	355.15
PIMCO VIT Total Return Portfolio	10.99	11.28	319.54
ProFund Access VP High Yield	10.42	9.74	0.00
ProFund VP Asia 30	16.55	7.98	0.00
ProFund VP Banks	7.61	3.96	0.00
ProFund VP Basic Materials	12.67	6.03	0.00
ProFund VP Bear	9.28	12.73	0.00
ProFund VP Biotechnology	9.88	9.86	0.00
ProFund VP Bull	10.92	6.67	0.00
ProFund VP Consumer Goods	11.54	8.29	0.00
ProFund VP Consumer Services	9.69	6.52	0.00
ProFund VP Dow 30	12.47	7.68	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.66	6.40	0.00
ProFund VP Falling U.S. Dollar	9.93	9.23	0.00
ProFund VP Financials	8.69	4.21	0.00
ProFund VP Health Care	11.16	8.28	0.00
ProFund VP Industrials	10.97	6.40	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.78	5.83	0.00
ProFund VP Japan	9.10	5.28	0.00
ProFund VP Large-Cap Growth	11.13	7.03	0.00
ProFund VP Large-Cap Value	10.67	6.23	0.00
ProFund VP Mid-Cap	9.99	6.03	0.00
ProFund VP Mid-Cap Growth	10.60	6.36	0.00
ProFund VP Mid-Cap Value	9.94	6.20	0.00
ProFund VP Money Market	10.30	10.18	9545.94
ProFund VP NASDAQ-100	11.76	6.63	0.00
ProFund VP Oil & Gas	13.40	8.28	0.00
ProFund VP Pharmaceuticals	10.93	8.62	0.00
ProFund VP Precious Metals	10.37	7.03	0.00
ProFund VP Real Estate	9.41	5.42	0.00
ProFund VP Rising Rates Opportunity	8.59	5.22	0.00
ProFund VP Semiconductor	9.51	4.68	0.00
ProFund VP Short Dow 30	8.85	10.89	0.00
ProFund VP Short Emerging Markets	9.88	12.80	0.00
ProFund VP Short International	10.21	13.83	0.00
ProFund VP Short Mid-Cap	9.70	12.54	0.00
ProFund VP Short NASDAQ-100	8.52	12.37	0.00
ProFund VP Short Small-Cap	10.01	12.17	0.00
ProFund VP Small-Cap	9.64	6.10	0.00
ProFund VP Small-Cap Growth	9.94	6.42	0.00
ProFund VP Small-Cap Value	9.27	6.30	0.00
ProFund VP Technology	11.60	6.33	0.00
ProFund VP Telecommunications	12.56	8.07	0.00
ProFund VP U.S. Government Plus	11.81	17.33	0.00
ProFund VP UltraBull	11.15	3.56	0.00
ProFund VP UltraMid-Cap	9.81	3.13	0.00
ProFund VP UltraNASDAQ-100	12.72	3.40	0.00
ProFund VP UltraShort Dow 30	9.99	13.65	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.50	0.00
ProFund VP UltraSmall-Cap	8.47	2.81	0.00
ProFund VP Utilities	13.38	9.09	0.00
Rydex VT Dow 2x Strategy Fund	12.31	4.62	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.61	12.00	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.68	3.41	0.00
Rydex VT S&P 500 2x Strategy Fund	11.13	3.49	0.00
Rydex VT U.S. Government Money Market Fund	10.38	10.29	0.00
Van Eck Worldwide Hard Assets Fund	14.08	7.41	0.00
Van Kampen LIT Growth and Income Portfolio	10.92	7.26	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.18	9.32	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.22	6.45	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.88	6.19	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.47	6.59	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.02	6.08	0.00

Table 6 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 1.30% M&E and Estate Planning Rider
Adaptive Allocation Portfolio	9.57	7.69	0.00
AIM V.I. Basic Value Series II	10.51	4.95	0.00
AIM V.I. Global Real Estate Series II	11.74	6.36	0.00
AIM V.I. International Growth Series II	12.33	7.18	0.00
AIM V.I. Mid Cap Core Equity Series II	11.10	7.76	0.00
Alger American SmallCap Growth Portfolio	18.37	9.61	0.00
American Century VP Income & Growth Fund	12.72	8.13	0.00
American Century VP International Fund	17.88	9.65	0.00
American Century VP Large Company Value Fund	11.73	7.19	0.00
American Century VP Mid Cap Value Fund	12.06	8.92	0.00
American Century VP Ultra Fund	11.17	6.39	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.30	4.85	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.09	6.93	0.00
DireXion Dynamic HY Bond Fund	9.76	8.61	0.00
DireXion Evolution Managed Bond Fund	10.03	10.14	0.00
DireXion Evolution Managed Equity Fund	9.90	7.14	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.05	7.08	0.00
Dreyfus VIF Appreciation Portfolio	11.65	8.02	0.00
Dreyfus VIF International Value Portfolio	10.76	6.59	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.51	6.15	0.00
PIMCO VIT All Asset Portfolio	11.46	9.44	0.00
PIMCO VIT High Yield Portfolio	10.62	7.95	0.00
PIMCO VIT Low Duration Portfolio	10.73	10.45	382.23
PIMCO VIT Real Return Portfolio	10.96	9.97	392.84
PIMCO VIT Total Return Portfolio	10.98	11.26	353.44
ProFund Access VP High Yield	10.41	9.72	0.00
ProFund VP Asia 30	16.54	7.97	0.00
ProFund VP Banks	7.60	3.95	0.00
ProFund VP Basic Materials	12.66	6.03	0.00
ProFund VP Bear	9.28	12.71	0.00
ProFund VP Biotechnology	9.87	9.85	0.00
ProFund VP Bull	10.91	6.66	0.00
ProFund VP Consumer Goods	11.53	8.28	0.00
ProFund VP Consumer Services	9.68	6.51	0.00
ProFund VP Dow 30	12.46	7.67	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.65	6.39	0.00
ProFund VP Falling U.S. Dollar	9.93	9.23	0.00
ProFund VP Financials	8.69	4.21	0.00
ProFund VP Health Care	11.15	8.27	0.00
ProFund VP Industrials	10.96	6.39	0.00
ProFund VP International	9.76	5.31	0.00
ProFund VP Internet	10.77	5.82	0.00
ProFund VP Japan	9.09	5.27	0.00
ProFund VP Large-Cap Growth	11.12	7.02	0.00
ProFund VP Large-Cap Value	10.67	6.22	0.00
ProFund VP Mid-Cap	9.99	6.03	0.00
ProFund VP Mid-Cap Growth	10.60	6.35	0.00
ProFund VP Mid-Cap Value	9.93	6.20	0.00
ProFund VP Money Market	10.29	10.16	11183.32
ProFund VP NASDAQ-100	11.75	6.62	0.00
ProFund VP Oil & Gas	13.39	8.27	0.00
ProFund VP Pharmaceuticals	10.92	8.61	0.00
ProFund VP Precious Metals	10.36	7.03	0.00
ProFund VP Real Estate	9.40	5.41	0.00
ProFund VP Rising Rates Opportunity	8.58	5.21	4090.51
ProFund VP Semiconductor	9.50	4.67	0.00
ProFund VP Short Dow 30	8.84	10.87	0.00
ProFund VP Short Emerging Markets	9.88	12.79	0.00
ProFund VP Short International	10.21	13.83	0.00
ProFund VP Short Mid-Cap	9.69	12.52	0.00
ProFund VP Short NASDAQ-100	8.51	12.36	0.00
ProFund VP Short Small-Cap	10.00	12.16	0.00
ProFund VP Small-Cap	9.63	6.09	0.00
ProFund VP Small-Cap Growth	9.93	6.42	0.00
ProFund VP Small-Cap Value	9.26	6.29	0.00
ProFund VP Technology	11.59	6.32	0.00
ProFund VP Telecommunications	12.55	8.06	0.00
ProFund VP U.S. Government Plus	11.80	17.31	0.00
ProFund VP UltraBull	11.14	3.56	0.00
ProFund VP UltraMid-Cap	9.80	3.12	0.00
ProFund VP UltraNASDAQ-100	12.71	3.39	0.00
ProFund VP UltraShort Dow 30	9.99	13.64	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.49	0.00
ProFund VP UltraSmall-Cap	8.46	2.80	10047.22
ProFund VP Utilities	13.36	9.07	0.00
Rydex VT Dow 2x Strategy Fund	12.30	4.61	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.61	11.98	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.67	3.40	0.00
Rydex VT S&P 500 2x Strategy Fund	11.12	3.49	0.00
Rydex VT U.S. Government Money Market Fund	9.85	9.76	0.00
Van Eck Worldwide Hard Assets Fund	14.07	7.40	0.00
Van Kampen LIT Growth and Income Portfolio	10.91	7.25	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.17	9.30	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.21	6.44	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.87	6.18	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.46	6.58	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.01	6.08	0.00

Table 7 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.45% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and GMDB Rider with 6% Roll-Up
Adaptive Allocation Portfolio	9.57	7.68	0.00
AIM V.I. Basic Value Series II	10.51	4.95	0.00
AIM V.I. Global Real Estate Series II	11.74	6.35	0.00
AIM V.I. International Growth Series II	12.32	7.17	0.00
AIM V.I. Mid Cap Core Equity Series II	11.10	7.75	0.00
Alger American SmallCap Growth Portfolio	16.05	8.39	0.00
American Century VP Income & Growth Fund	11.76	7.52	0.00
American Century VP International Fund	16.16	8.72	0.00
American Century VP Large Company Value Fund	11.72	7.18	0.00
American Century VP Mid Cap Value Fund	12.04	8.90	0.00
American Century VP Ultra Fund	11.16	6.37	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.29	4.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	6.92	0.00
DireXion Dynamic HY Bond Fund	9.76	8.60	0.00
DireXion Evolution Managed Bond Fund	10.02	10.12	0.00
DireXion Evolution Managed Equity Fund	9.89	7.13	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.04	7.07	0.00
Dreyfus VIF Appreciation Portfolio	11.64	8.01	0.00
Dreyfus VIF International Value Portfolio	10.75	6.58	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.50	6.14	0.00
PIMCO VIT All Asset Portfolio	11.45	9.43	0.00
PIMCO VIT High Yield Portfolio	10.61	7.94	0.00
PIMCO VIT Low Duration Portfolio	10.72	10.44	0.00
PIMCO VIT Real Return Portfolio	10.95	9.96	0.00
PIMCO VIT Total Return Portfolio	10.97	11.25	0.00
ProFund Access VP High Yield	10.40	9.71	0.00
ProFund VP Asia 30	16.52	7.96	161.23
ProFund VP Banks	7.59	3.95	0.00
ProFund VP Basic Materials	12.65	6.02	150.66
ProFund VP Bear	9.27	12.70	0.00
ProFund VP Biotechnology	9.86	9.83	0.00
ProFund VP Bull	10.90	6.65	0.00
ProFund VP Consumer Goods	11.52	8.27	0.00
ProFund VP Consumer Services	9.68	6.50	0.00
ProFund VP Dow 30	12.45	7.66	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.64	6.38	0.00
ProFund VP Falling U.S. Dollar	9.92	9.22	0.00
ProFund VP Financials	8.68	4.20	0.00
ProFund VP Health Care	11.15	8.26	0.00
ProFund VP Industrials	10.95	6.38	0.00
ProFund VP International	9.75	5.31	0.00
ProFund VP Internet	10.76	5.81	0.00
ProFund VP Japan	9.08	5.26	0.00
ProFund VP Large-Cap Growth	11.11	7.01	0.00
ProFund VP Large-Cap Value	10.66	6.21	0.00
ProFund VP Mid-Cap	9.99	6.03	0.00
ProFund VP Mid-Cap Growth	10.59	6.34	0.00
ProFund VP Mid-Cap Value	9.92	6.19	0.00
ProFund VP Money Market	10.28	10.15	0.00
ProFund VP NASDAQ-100	11.74	6.61	0.00
ProFund VP Oil & Gas	13.38	8.26	142.29
ProFund VP Pharmaceuticals	10.91	8.60	0.00
ProFund VP Precious Metals	10.35	7.02	185.26
ProFund VP Real Estate	9.39	5.40	0.00
ProFund VP Rising Rates Opportunity	8.57	5.21	0.00
ProFund VP Semiconductor	9.49	4.67	0.00
ProFund VP Short Dow 30	8.83	10.86	0.00
ProFund VP Short Emerging Markets	9.87	12.79	0.00
ProFund VP Short International	10.21	13.82	0.00
ProFund VP Short Mid-Cap	9.69	12.50	0.00
ProFund VP Short NASDAQ-100	8.51	12.34	0.00
ProFund VP Short Small-Cap	9.99	12.14	0.00
ProFund VP Small-Cap	9.62	6.08	0.00
ProFund VP Small-Cap Growth	9.92	6.41	0.00
ProFund VP Small-Cap Value	9.26	6.28	0.00
ProFund VP Technology	11.58	6.31	183.92
ProFund VP Telecommunications	12.54	8.05	0.00
ProFund VP U.S. Government Plus	11.79	17.29	0.00
ProFund VP UltraBull	11.13	3.55	0.00
ProFund VP UltraMid-Cap	9.80	3.12	0.00
ProFund VP UltraNASDAQ-100	12.70	3.39	0.00
ProFund VP UltraShort Dow 30	9.99	13.64	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.49	0.00
ProFund VP UltraSmall-Cap	8.46	2.80	0.00
ProFund VP Utilities	13.35	9.06	152.52
Rydex VT Dow 2x Strategy Fund	12.29	4.61	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.60	11.97	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.66	3.40	0.00
Rydex VT S&P 500 2x Strategy Fund	11.12	3.48	0.00
Rydex VT U.S. Government Money Market Fund	10.32	10.22	0.00
Van Eck Worldwide Hard Assets Fund	14.06	7.39	130.87
Van Kampen LIT Growth and Income Portfolio	10.90	7.24	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.16	9.29	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.19	6.44	172.73
Van Kampen UIF Mid Cap Growth Portfolio	11.86	6.17	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.45	6.57	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.01	6.07	0.00

Table 8 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.20% M&E and 3% Extra Credit Rider Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.56	7.68	0.00
AIM V.I. Basic Value Series II	10.50	4.94	0.00
AIM V.I. Global Real Estate Series II	11.73	6.34	0.00
AIM V.I. International Growth Series II	12.31	7.16	0.00
AIM V.I. Mid Cap Core Equity Series II	11.09	7.74	0.00
Alger American SmallCap Growth Portfolio	18.26	9.54	0.00
American Century VP Income & Growth Fund	12.65	8.08	0.00
American Century VP International Fund	17.77	9.58	612.94
American Century VP Large Company Value Fund	11.70	7.16	0.00
American Century VP Mid Cap Value Fund	12.02	8.88	0.00
American Century VP Ultra Fund	11.14	6.36	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.28	4.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	6.92	0.00
DireXion Dynamic HY Bond Fund	9.75	8.59	9965.36
DireXion Evolution Managed Bond Fund	10.02	10.11	0.00
DireXion Evolution Managed Equity Fund	9.88	7.12	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.04	7.06	0.00
Dreyfus VIF Appreciation Portfolio	11.63	8.00	830.14
Dreyfus VIF International Value Portfolio	10.74	6.57	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.48	6.12	0.00
PIMCO VIT All Asset Portfolio	11.44	9.42	0.00
PIMCO VIT High Yield Portfolio	10.61	7.93	11016.32
PIMCO VIT Low Duration Portfolio	10.71	10.43	111.05
PIMCO VIT Real Return Portfolio	10.94	9.94	200.53
PIMCO VIT Total Return Portfolio	10.96	11.23	189.72
ProFund Access VP High Yield	10.39	9.70	0.00
ProFund VP Asia 30	16.51	7.95	0.00
ProFund VP Banks	7.59	3.94	0.00
ProFund VP Basic Materials	12.64	6.01	0.00
ProFund VP Bear	9.26	12.68	0.00
ProFund VP Biotechnology	9.85	9.82	0.00
ProFund VP Bull	10.89	6.64	0.00
ProFund VP Consumer Goods	11.51	8.25	0.00
ProFund VP Consumer Services	9.67	6.49	0.00
ProFund VP Dow 30	12.44	7.65	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.63	6.37	0.00
ProFund VP Falling U.S. Dollar	9.92	9.22	0.00
ProFund VP Financials	8.67	4.20	0.00
ProFund VP Health Care	11.14	8.25	0.00
ProFund VP Industrials	10.94	6.37	0.00
ProFund VP International	9.75	5.31	0.00
ProFund VP Internet	10.75	5.81	0.00
ProFund VP Japan	9.08	5.25	0.00
ProFund VP Large-Cap Growth	11.10	7.00	0.00
ProFund VP Large-Cap Value	10.65	6.20	0.00
ProFund VP Mid-Cap	9.99	6.02	0.00
ProFund VP Mid-Cap Growth	10.58	6.33	248.10
ProFund VP Mid-Cap Value	9.91	6.18	275.36
ProFund VP Money Market	10.27	10.14	30011.92
ProFund VP NASDAQ-100	11.73	6.60	0.00
ProFund VP Oil & Gas	13.37	8.25	179.54
ProFund VP Pharmaceuticals	10.90	8.59	0.00
ProFund VP Precious Metals	10.34	7.01	0.00
ProFund VP Real Estate	9.38	5.39	0.00
ProFund VP Rising Rates Opportunity	8.57	5.20	0.00
ProFund VP Semiconductor	9.48	4.66	0.00
ProFund VP Short Dow 30	8.83	10.84	0.00
ProFund VP Short Emerging Markets	9.87	12.78	0.00
ProFund VP Short International	10.21	13.81	0.00
ProFund VP Short Mid-Cap	9.68	12.49	0.00
ProFund VP Short NASDAQ-100	8.50	12.32	0.00
ProFund VP Short Small-Cap	9.98	12.12	0.00
ProFund VP Small-Cap	9.61	6.08	0.00
ProFund VP Small-Cap Growth	9.91	6.40	0.00
ProFund VP Small-Cap Value	9.25	6.27	0.00
ProFund VP Technology	11.57	6.30	0.00
ProFund VP Telecommunications	12.53	8.04	0.00
ProFund VP U.S. Government Plus	11.78	17.26	0.00
ProFund VP UltraBull	11.12	3.55	0.00
ProFund VP UltraMid-Cap	9.79	3.12	0.00
ProFund VP UltraNASDAQ-100	12.69	3.38	0.00
ProFund VP UltraShort Dow 30	9.99	13.63	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.48	0.00
ProFund VP UltraSmall-Cap	8.45	2.80	0.00
ProFund VP Utilities	13.34	9.05	0.00
Rydex VT Dow 2x Strategy Fund	12.28	4.60	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.59	11.95	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.65	3.39	0.00
Rydex VT S&P 500 2x Strategy Fund	11.11	3.48	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.69	0.00
Van Eck Worldwide Hard Assets Fund	14.04	7.38	474.16
Van Kampen LIT Growth and Income Portfolio	10.89	7.23	921.15
Van Kampen UIF Emerging Markets Debt Portfolio	11.15	9.28	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.18	6.43	386.94
Van Kampen UIF Mid Cap Growth Portfolio	11.85	6.17	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.44	6.56	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	6.06	0.00

Table 9 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E and Estate Planning Rider

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E and GMDB with 6% Roll-Up

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 6% Roll-Up

Adaptive Allocation Portfolio	9.56	7.67	0.00
AIM V.I. Basic Value Series II	10.49	4.93	0.00
AIM V.I. Global Real Estate Series II	11.72	6.33	0.00
AIM V.I. International Growth Series II	12.30	7.15	0.00
AIM V.I. Mid Cap Core Equity Series II	11.08	7.73	0.00
Alger American SmallCap Growth Portfolio	24.04	12.56	0.00
American Century VP Income & Growth Fund	15.63	9.98	0.00
American Century VP International Fund	21.04	11.34	0.00
American Century VP Large Company Value Fund	11.68	7.15	0.00
American Century VP Mid Cap Value Fund	12.00	8.86	0.00
American Century VP Ultra Fund	11.12	6.35	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.28	4.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.06	6.91	0.00
DireXion Dynamic HY Bond Fund	9.74	8.58	0.00
DireXion Evolution Managed Bond Fund	10.01	10.10	0.00
DireXion Evolution Managed Equity Fund	9.87	7.11	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.03	7.06	0.00
Dreyfus VIF Appreciation Portfolio	11.62	7.99	0.00
Dreyfus VIF International Value Portfolio	10.73	6.56	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.47	6.11	0.00
PIMCO VIT All Asset Portfolio	11.43	9.41	0.00
PIMCO VIT High Yield Portfolio	10.60	7.92	0.00
PIMCO VIT Low Duration Portfolio	10.70	10.41	36.62
PIMCO VIT Real Return Portfolio	10.93	9.93	37.64
PIMCO VIT Total Return Portfolio	10.95	11.22	33.86
ProFund Access VP High Yield	10.38	9.69	0.00
ProFund VP Asia 30	16.50	7.93	0.00
ProFund VP Banks	7.58	3.94	0.00
ProFund VP Basic Materials	12.63	6.00	0.00
ProFund VP Bear	9.25	12.66	145.53
ProFund VP Biotechnology	9.84	9.81	0.00
ProFund VP Bull	10.88	6.63	0.00
ProFund VP Consumer Goods	11.50	8.24	0.00
ProFund VP Consumer Services	9.66	6.48	0.00
ProFund VP Dow 30	12.43	7.64	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.62	6.36	0.00
ProFund VP Falling U.S. Dollar	9.92	9.21	0.00
ProFund VP Financials	8.66	4.19	0.00
ProFund VP Health Care	11.13	8.24	0.00
ProFund VP Industrials	10.93	6.36	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.74	5.80	0.00
ProFund VP Japan	9.07	5.25	0.00
ProFund VP Large-Cap Growth	11.09	6.99	0.00
ProFund VP Large-Cap Value	10.64	6.20	0.00
ProFund VP Mid-Cap	9.99	6.02	0.00
ProFund VP Mid-Cap Growth	10.57	6.33	0.00
ProFund VP Mid-Cap Value	9.90	6.17	0.00
ProFund VP Money Market	10.26	10.12	632.10
ProFund VP NASDAQ-100	11.72	6.60	0.00
ProFund VP Oil & Gas	13.36	8.24	0.00
ProFund VP Pharmaceuticals	10.90	8.58	0.00
ProFund VP Precious Metals	10.33	7.00	0.00
ProFund VP Real Estate	9.37	5.39	0.00
ProFund VP Rising Rates Opportunity	8.56	5.19	0.00
ProFund VP Semiconductor	9.47	4.65	0.00
ProFund VP Short Dow 30	8.82	10.83	0.00
ProFund VP Short Emerging Markets	9.87	12.77	0.00
ProFund VP Short International	10.21	13.80	0.00
ProFund VP Short Mid-Cap	9.67	12.47	116.98
ProFund VP Short NASDAQ-100	8.49	12.31	153.37
ProFund VP Short Small-Cap	9.98	12.11	180.82
ProFund VP Small-Cap	9.60	6.07	0.00
ProFund VP Small-Cap Growth	9.90	6.39	0.00
ProFund VP Small-Cap Value	9.24	6.27	0.00
ProFund VP Technology	11.56	6.29	0.00
ProFund VP Telecommunications	12.52	8.03	0.00
ProFund VP U.S. Government Plus	11.77	17.24	0.00
ProFund VP UltraBull	11.11	3.54	0.00
ProFund VP UltraMid-Cap	9.78	3.11	0.00
ProFund VP UltraNASDAQ-100	12.68	3.38	0.00
ProFund VP UltraShort Dow 30	9.99	13.62	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.47	0.00
ProFund VP UltraSmall-Cap	8.44	2.79	0.00
ProFund VP Utilities	13.33	9.04	0.00
Rydex VT Dow 2x Strategy Fund	12.27	4.59	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.59	11.94	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.64	3.39	0.00
Rydex VT S&P 500 2x Strategy Fund	11.10	3.47	0.00
Rydex VT U.S. Government Money Market Fund	9.85	9.74	0.00
Van Eck Worldwide Hard Assets Fund	14.03	7.37	0.00
Van Kampen LIT Growth and Income Portfolio	10.88	7.22	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.14	9.27	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.17	6.42	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.84	6.16	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.43	6.55	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.99	6.05	0.00

Table 10 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.30% M&E and 3% Extra Credit Rider
Adaptive Allocation Portfolio	9.56	7.66	0.00
AIM V.I. Basic Value Series II	10.48	4.93	0.00
AIM V.I. Global Real Estate Series II	11.71	6.33	0.00
AIM V.I. International Growth Series II	12.29	7.14	0.00
AIM V.I. Mid Cap Core Equity Series II	11.07	7.72	0.00
Alger American SmallCap Growth Portfolio	18.15	9.48	0.00
American Century VP Income & Growth Fund	12.57	8.02	0.00
American Century VP International Fund	17.66	9.52	0.00
American Century VP Large Company Value Fund	11.66	7.14	0.00
American Century VP Mid Cap Value Fund	11.99	8.85	0.00
American Century VP Ultra Fund	11.11	6.34	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.27	4.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	6.90	0.00
DireXion Dynamic HY Bond Fund	9.73	8.56	0.00
DireXion Evolution Managed Bond Fund	10.00	10.08	0.00
DireXion Evolution Managed Equity Fund	9.86	7.10	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.02	7.05	0.00
Dreyfus VIF Appreciation Portfolio	11.61	7.98	0.00
Dreyfus VIF International Value Portfolio	10.72	6.55	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.46	6.10	0.00
PIMCO VIT All Asset Portfolio	11.42	9.39	0.00
PIMCO VIT High Yield Portfolio	10.59	7.91	0.00
PIMCO VIT Low Duration Portfolio	10.69	10.40	2843.23
PIMCO VIT Real Return Portfolio	10.92	9.92	2922.15
PIMCO VIT Total Return Portfolio	10.94	11.20	2629.12
ProFund Access VP High Yield	10.38	9.67	0.00
ProFund VP Asia 30	16.48	7.92	0.00
ProFund VP Banks	7.58	3.93	0.00
ProFund VP Basic Materials	12.62	5.99	0.00
ProFund VP Bear	9.24	12.65	775.77
ProFund VP Biotechnology	9.84	9.79	0.00
ProFund VP Bull	10.87	6.62	0.00
ProFund VP Consumer Goods	11.49	8.23	0.00
ProFund VP Consumer Services	9.65	6.47	0.00
ProFund VP Dow 30	12.42	7.63	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.61	6.36	0.00
ProFund VP Falling U.S. Dollar	9.92	9.21	0.00
ProFund VP Financials	8.66	4.19	0.00
ProFund VP Health Care	11.12	8.23	0.00
ProFund VP Industrials	10.92	6.36	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.73	5.79	0.00
ProFund VP Japan	9.06	5.24	0.00
ProFund VP Large-Cap Growth	11.08	6.98	0.00
ProFund VP Large-Cap Value	10.63	6.19	0.00
ProFund VP Mid-Cap	9.99	6.02	0.00
ProFund VP Mid-Cap Growth	10.56	6.32	0.00
ProFund VP Mid-Cap Value	9.90	6.16	0.00
ProFund VP Money Market	10.25	10.11	142714.91
ProFund VP NASDAQ-100	11.71	6.59	0.00
ProFund VP Oil & Gas	13.35	8.23	0.00
ProFund VP Pharmaceuticals	10.89	8.57	0.00
ProFund VP Precious Metals	10.32	6.99	0.00
ProFund VP Real Estate	9.37	5.38	0.00
ProFund VP Rising Rates Opportunity	8.55	5.19	0.00
ProFund VP Semiconductor	9.47	4.65	0.00
ProFund VP Short Dow 30	8.81	10.81	0.00
ProFund VP Short Emerging Markets	9.87	12.76	0.00
ProFund VP Short International	10.21	13.80	0.00
ProFund VP Short Mid-Cap	9.66	12.45	623.54
ProFund VP Short NASDAQ-100	8.48	12.29	817.56
ProFund VP Short Small-Cap	9.97	12.09	963.75
ProFund VP Small-Cap	9.60	6.06	0.00
ProFund VP Small-Cap Growth	9.89	6.38	0.00
ProFund VP Small-Cap Value	9.23	6.26	0.00
ProFund VP Technology	11.55	6.28	0.00
ProFund VP Telecommunications	12.51	8.02	0.00
ProFund VP U.S. Government Plus	11.76	17.22	0.00
ProFund VP UltraBull	11.10	3.54	0.00
ProFund VP UltraMid-Cap	9.77	3.11	0.00
ProFund VP UltraNASDAQ-100	12.67	3.38	0.00
ProFund VP UltraShort Dow 30	9.99	13.61	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.46	0.00
ProFund VP UltraSmall-Cap	8.43	2.79	0.00
ProFund VP Utilities	13.32	9.03	0.00
Rydex VT Dow 2x Strategy Fund	12.26	4.59	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.58	11.92	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.63	3.38	0.00
Rydex VT S&P 500 2x Strategy Fund	11.09	3.47	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.63	0.00
Van Eck Worldwide Hard Assets Fund	14.02	7.36	0.00
Van Kampen LIT Growth and Income Portfolio	10.87	7.21	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.13	9.25	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.16	6.41	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.83	6.15	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.42	6.54	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.98	6.04	0.00

Table 11 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.20% M&E and 4% Extra Credit Rider Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
Adaptive Allocation Portfolio	9.55	7.66	0.00
AIM V.I. Basic Value Series II	10.47	4.92	0.00
AIM V.I. Global Real Estate Series II	11.70	6.32	0.00
AIM V.I. International Growth Series II	12.28	7.13	0.00
AIM V.I. Mid Cap Core Equity Series II	11.06	7.71	0.00
Alger American SmallCap Growth Portfolio	18.10	9.44	0.00
American Century VP Income & Growth Fund	12.53	7.99	0.00
American Century VP International Fund	17.61	9.48	0.00
American Century VP Large Company Value Fund	11.65	7.12	0.00
American Century VP Mid Cap Value Fund	11.97	8.83	0.00
American Century VP Ultra Fund	11.09	6.32	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.26	4.82	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	6.89	0.00
DireXion Dynamic HY Bond Fund	9.72	8.55	0.00
DireXion Evolution Managed Bond Fund	9.99	10.07	4822.51
DireXion Evolution Managed Equity Fund	9.86	7.09	4861.75
Dreyfus Socially Responsible Growth Fund, Inc.	11.01	7.04	0.00
Dreyfus VIF Appreciation Portfolio	11.60	7.97	0.00
Dreyfus VIF International Value Portfolio	10.71	6.54	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.44	6.09	0.00
PIMCO VIT All Asset Portfolio	11.42	9.38	0.00
PIMCO VIT High Yield Portfolio	10.58	7.90	0.00
PIMCO VIT Low Duration Portfolio	10.68	10.38	0.00
PIMCO VIT Real Return Portfolio	10.91	9.90	0.00
PIMCO VIT Total Return Portfolio	10.94	11.19	0.00
ProFund Access VP High Yield	10.37	9.66	0.00
ProFund VP Asia 30	16.47	7.91	0.00
ProFund VP Banks	7.57	3.93	0.00
ProFund VP Basic Materials	12.61	5.99	0.00
ProFund VP Bear	9.24	12.63	0.00
ProFund VP Biotechnology	9.83	9.78	0.00
ProFund VP Bull	10.86	6.62	0.00
ProFund VP Consumer Goods	11.48	8.22	0.00
ProFund VP Consumer Services	9.64	6.47	0.00
ProFund VP Dow 30	12.41	7.62	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.60	6.35	0.00
ProFund VP Falling U.S. Dollar	9.92	9.20	0.00
ProFund VP Financials	8.65	4.18	0.00
ProFund VP Health Care	11.11	8.22	0.00
ProFund VP Industrials	10.91	6.35	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.73	5.78	0.00
ProFund VP Japan	9.05	5.23	0.00
ProFund VP Large-Cap Growth	11.07	6.97	0.00
ProFund VP Large-Cap Value	10.62	6.18	0.00
ProFund VP Mid-Cap	9.99	6.01	0.00
ProFund VP Mid-Cap Growth	10.55	6.31	0.00
ProFund VP Mid-Cap Value	9.89	6.15	0.00
ProFund VP Money Market	10.25	10.10	70925.49
ProFund VP NASDAQ-100	11.70	6.58	0.00
ProFund VP Oil & Gas	13.34	8.22	0.00
ProFund VP Pharmaceuticals	10.88	8.56	0.00
ProFund VP Precious Metals	10.31	6.98	0.00
ProFund VP Real Estate	9.36	5.37	0.00
ProFund VP Rising Rates Opportunity	8.54	5.18	0.00
ProFund VP Semiconductor	9.46	4.64	0.00
ProFund VP Short Dow 30	8.80	10.80	0.00
ProFund VP Short Emerging Markets	9.87	12.76	0.00
ProFund VP Short International	10.21	13.79	0.00
ProFund VP Short Mid-Cap	9.65	12.44	0.00
ProFund VP Short NASDAQ-100	8.48	12.27	0.00
ProFund VP Short Small-Cap	9.96	12.08	0.00
ProFund VP Small-Cap	9.59	6.05	0.00
ProFund VP Small-Cap Growth	9.89	6.37	0.00
ProFund VP Small-Cap Value	9.23	6.25	0.00
ProFund VP Technology	11.54	6.28	0.00
ProFund VP Telecommunications	12.50	8.01	0.00
ProFund VP U.S. Government Plus	11.75	17.19	0.00
ProFund VP UltraBull	11.09	3.53	0.00
ProFund VP UltraMid-Cap	9.76	3.10	0.00
ProFund VP UltraNASDAQ-100	12.66	3.37	0.00
ProFund VP UltraShort Dow 30	9.99	13.61	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.45	0.00
ProFund VP UltraSmall-Cap	8.43	2.78	0.00
ProFund VP Utilities	13.31	9.01	0.00
Rydex VT Dow 2x Strategy Fund	12.25	4.58	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.57	11.91	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.62	3.38	0.00
Rydex VT S&P 500 2x Strategy Fund	11.08	3.47	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.60	0.00
Van Eck Worldwide Hard Assets Fund	14.01	7.35	0.00
Van Kampen LIT Growth and Income Portfolio	10.87	7.20	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.12	9.24	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.14	6.40	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.82	6.14	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.41	6.53	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.97	6.04	0.00

Table 12 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
Adaptive Allocation Portfolio	9.55	7.65	0.00
AIM V.I. Basic Value Series II	10.46	4.91	0.00
AIM V.I. Global Real Estate Series II	11.69	6.31	0.00
AIM V.I. International Growth Series II	12.27	7.12	0.00
AIM V.I. Mid Cap Core Equity Series II	11.05	7.70	0.00
Alger American SmallCap Growth Portfolio	14.30	7.46	0.00
American Century VP Income & Growth Fund	11.23	7.16	0.00
American Century VP International Fund	15.03	8.09	0.00
American Century VP Large Company Value Fund	11.51	7.04	0.00
American Century VP Mid Cap Value Fund	11.39	8.40	0.00
American Century VP Ultra Fund	11.40	6.50	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.25	4.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	6.88	0.00
DireXion Dynamic HY Bond Fund	9.72	8.54	8525.40
DireXion Evolution Managed Bond Fund	9.98	10.06	4816.34
DireXion Evolution Managed Equity Fund	9.85	7.08	3445.06
Dreyfus Socially Responsible Growth Fund, Inc.	11.00	7.03	0.00
Dreyfus VIF Appreciation Portfolio	11.60	7.96	0.00
Dreyfus VIF International Value Portfolio	10.70	6.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.01	5.80	0.00
PIMCO VIT All Asset Portfolio	11.41	9.37	4.80
PIMCO VIT High Yield Portfolio	10.57	7.89	11185.05
PIMCO VIT Low Duration Portfolio	10.67	10.37	1029.81
PIMCO VIT Real Return Portfolio	10.90	9.89	3396.70
PIMCO VIT Total Return Portfolio	10.93	11.17	4288.87
ProFund Access VP High Yield	10.36	9.65	0.00
ProFund VP Asia 30	16.45	7.90	0.00
ProFund VP Banks	7.56	3.92	1973.70
ProFund VP Basic Materials	12.60	5.98	2888.65
ProFund VP Bear	9.23	12.61	4468.13
ProFund VP Biotechnology	9.82	9.77	1506.71
ProFund VP Bull	10.85	6.61	10660.39
ProFund VP Consumer Goods	11.47	8.21	0.00
ProFund VP Consumer Services	9.64	6.46	0.00
ProFund VP Dow 30	12.40	7.61	373.79
ProFund VP Emerging Markets	10.08	4.91	0.00
ProFund VP Europe 30	11.59	6.34	0.00
ProFund VP Falling U.S. Dollar	9.92	9.20	0.00
ProFund VP Financials	8.64	4.17	0.00
ProFund VP Health Care	11.10	8.21	296.21
ProFund VP Industrials	10.91	6.34	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.72	5.77	0.00
ProFund VP Japan	9.05	5.23	0.00
ProFund VP Large-Cap Growth	11.06	6.97	0.00
ProFund VP Large-Cap Value	10.61	6.17	0.00
ProFund VP Mid-Cap	9.99	6.01	0.00
ProFund VP Mid-Cap Growth	10.54	6.30	0.00
ProFund VP Mid-Cap Value	9.88	6.15	0.00
ProFund VP Money Market	10.24	10.08	214719.13
ProFund VP NASDAQ-100	11.69	6.57	2451.79
ProFund VP Oil & Gas	13.33	8.21	296.15
ProFund VP Pharmaceuticals	10.87	8.54	0.00
ProFund VP Precious Metals	10.31	6.97	4694.70
ProFund VP Real Estate	9.35	5.37	0.00
ProFund VP Rising Rates Opportunity	8.54	5.17	0.00
ProFund VP Semiconductor	9.45	4.63	0.00
ProFund VP Short Dow 30	8.80	10.78	0.00
ProFund VP Short Emerging Markets	9.87	12.75	0.00
ProFund VP Short International	10.21	13.78	0.00
ProFund VP Short Mid-Cap	9.64	12.42	16.63
ProFund VP Short NASDAQ-100	8.47	12.26	17.36
ProFund VP Short Small-Cap	9.95	12.06	17.25
ProFund VP Small-Cap	9.58	6.04	0.00
ProFund VP Small-Cap Growth	9.88	6.36	0.00
ProFund VP Small-Cap Value	9.22	6.24	2730.27
ProFund VP Technology	11.53	6.27	0.00
ProFund VP Telecommunications	12.49	8.00	302.41
ProFund VP U.S. Government Plus	11.74	17.17	621.93
ProFund VP UltraBull	11.09	3.53	3842.67
ProFund VP UltraMid-Cap	9.76	3.10	0.00
ProFund VP UltraNASDAQ-100	12.65	3.37	0.00
ProFund VP UltraShort Dow 30	9.99	13.60	161.55
ProFund VP UltraShort NASDAQ-100	9.81	17.44	0.00
ProFund VP UltraSmall-Cap	8.42	2.78	0.00
ProFund VP Utilities	13.30	9.00	0.00
Rydex VT Dow 2x Strategy Fund	12.24	4.57	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.57	11.89	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.61	3.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.07	3.46	0.00
Rydex VT U.S. Government Money Market Fund	10.30	10.18	9142.01
Van Eck Worldwide Hard Assets Fund	14.00	7.34	3.86
Van Kampen LIT Growth and Income Portfolio	10.86	7.19	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.11	9.23	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.13	6.39	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.81	6.13	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.40	6.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.96	6.03	0.00

Table 13 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.45% M&E and 3% Extra Credit Rider Base Contract with 1.30% M&E and 4% Extra Credit Rider Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.55	7.64	0.00
AIM V.I. Basic Value Series II	10.45	4.91	0.00
AIM V.I. Global Real Estate Series II	11.68	6.30	0.00
AIM V.I. International Growth Series II	12.25	7.11	0.00
AIM V.I. Mid Cap Core Equity Series II	11.04	7.69	0.00
Alger American SmallCap Growth Portfolio	17.99	9.38	0.00
American Century VP Income & Growth Fund	12.46	7.94	0.00
American Century VP International Fund	17.51	9.42	0.00
American Century VP Large Company Value Fund	11.61	7.09	0.00
American Century VP Mid Cap Value Fund	11.93	8.79	0.00
American Century VP Ultra Fund	11.06	6.30	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.25	4.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	6.87	0.00
DireXion Dynamic HY Bond Fund	9.71	8.53	46011.56
DireXion Evolution Managed Bond Fund	9.97	10.04	421.57
DireXion Evolution Managed Equity Fund	9.84	7.07	977.30
Dreyfus Socially Responsible Growth Fund, Inc.	10.99	7.02	0.00
Dreyfus VIF Appreciation Portfolio	11.59	7.95	0.00
Dreyfus VIF International Value Portfolio	10.69	6.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.41	6.06	0.00
PIMCO VIT All Asset Portfolio	11.40	9.35	0.00
PIMCO VIT High Yield Portfolio	10.56	7.88	51009.84
PIMCO VIT Low Duration Portfolio	10.66	10.36	6144.95
PIMCO VIT Real Return Portfolio	10.90	9.88	6320.89
PIMCO VIT Total Return Portfolio	10.92	11.16	5682.42
ProFund Access VP High Yield	10.35	9.63	0.00
ProFund VP Asia 30	16.44	7.89	0.00
ProFund VP Banks	7.56	3.92	0.00
ProFund VP Basic Materials	12.59	5.97	11366.20
ProFund VP Bear	9.22	12.60	15380.78
ProFund VP Biotechnology	9.81	9.76	0.00
ProFund VP Bull	10.84	6.60	0.00
ProFund VP Consumer Goods	11.46	8.20	0.00
ProFund VP Consumer Services	9.63	6.45	0.00
ProFund VP Dow 30	12.39	7.60	0.00
ProFund VP Emerging Markets	10.08	4.91	0.00
ProFund VP Europe 30	11.58	6.33	0.00
ProFund VP Falling U.S. Dollar	9.92	9.19	0.00
ProFund VP Financials	8.64	4.17	0.00
ProFund VP Health Care	11.09	8.20	8124.90
ProFund VP Industrials	10.90	6.33	0.00
ProFund VP International	9.75	5.29	0.00
ProFund VP Internet	10.71	5.77	0.00
ProFund VP Japan	9.04	5.22	0.00
ProFund VP Large-Cap Growth	11.05	6.96	0.00
ProFund VP Large-Cap Value	10.60	6.16	0.00
ProFund VP Mid-Cap	9.98	6.01	0.00
ProFund VP Mid-Cap Growth	10.53	6.29	0.00
ProFund VP Mid-Cap Value	9.87	6.14	0.00
ProFund VP Money Market	10.23	10.07	264104.06
ProFund VP NASDAQ-100	11.68	6.56	0.00
ProFund VP Oil & Gas	13.31	8.19	8263.77
ProFund VP Pharmaceuticals	10.86	8.53	0.00
ProFund VP Precious Metals	10.30	6.96	0.00
ProFund VP Real Estate	9.34	5.36	0.00
ProFund VP Rising Rates Opportunity	8.53	5.17	0.00
ProFund VP Semiconductor	9.44	4.63	0.00
ProFund VP Short Dow 30	8.79	10.77	0.00
ProFund VP Short Emerging Markets	9.87	12.74	0.00
ProFund VP Short International	10.21	13.77	0.00
ProFund VP Short Mid-Cap	9.64	12.40	4384.25
ProFund VP Short NASDAQ-100	8.46	12.24	5711.50
ProFund VP Short Small-Cap	9.94	12.04	6757.42
ProFund VP Small-Cap	9.57	6.04	0.00
ProFund VP Small-Cap Growth	9.87	6.36	0.00
ProFund VP Small-Cap Value	9.21	6.23	0.00
ProFund VP Technology	11.52	6.26	0.00
ProFund VP Telecommunications	12.48	7.99	8439.50
ProFund VP U.S. Government Plus	11.73	17.15	0.00
ProFund VP UltraBull	11.08	3.52	0.00
ProFund VP UltraMid-Cap	9.75	3.09	0.00
ProFund VP UltraNASDAQ-100	12.64	3.36	0.00
ProFund VP UltraShort Dow 30	9.99	13.59	4515.84
ProFund VP UltraShort NASDAQ-100	9.81	17.43	0.00
ProFund VP UltraSmall-Cap	8.41	2.78	0.00
ProFund VP Utilities	13.29	8.99	0.00
Rydex VT Dow 2x Strategy Fund	12.23	4.57	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.56	11.87	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.60	3.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.06	3.46	0.00
Rydex VT U.S. Government Money Market Fund	9.65	9.53	0.00
Van Eck Worldwide Hard Assets Fund	13.99	7.33	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	7.18	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.10	9.22	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.12	6.38	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.80	6.12	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.40	6.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.96	6.02	0.00

Table 14– 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Adaptive Allocation Portfolio	9.55	7.64	0.00
AIM V.I. Basic Value Series II	10.44	4.90	0.00
AIM V.I. Global Real Estate Series II	11.67	6.29	1259.08
AIM V.I. International Growth Series II	12.24	7.10	163.00
AIM V.I. Mid Cap Core Equity Series II	11.03	7.68	1460.94
Alger American SmallCap Growth Portfolio	15.88	8.27	0.00
American Century VP Income & Growth Fund	11.63	7.41	1290.33
American Century VP International Fund	15.99	8.60	0.00
American Century VP Large Company Value Fund	11.59	7.08	0.00
American Century VP Mid Cap Value Fund	11.91	8.78	0.00
American Century VP Ultra Fund	11.04	6.28	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.24	4.80	1608.17
Credit Suisse Trust - Large Cap Value Portfolio	11.02	6.86	1407.42
DireXion Dynamic HY Bond Fund	9.70	8.52	15323.63
DireXion Evolution Managed Bond Fund	9.97	10.03	0.00
DireXion Evolution Managed Equity Fund	9.83	7.06	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.98	7.01	0.00
Dreyfus VIF Appreciation Portfolio	11.58	7.94	0.00
Dreyfus VIF International Value Portfolio	10.68	6.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.40	6.05	0.00
PIMCO VIT All Asset Portfolio	11.39	9.34	0.00
PIMCO VIT High Yield Portfolio	10.55	7.87	14503.70
PIMCO VIT Low Duration Portfolio	10.65	10.34	1195.88
PIMCO VIT Real Return Portfolio	10.89	9.87	4552.12
PIMCO VIT Total Return Portfolio	10.91	11.14	1106.84
ProFund Access VP High Yield	10.34	9.62	0.00
ProFund VP Asia 30	16.43	7.88	232.67
ProFund VP Banks	7.55	3.91	808.41
ProFund VP Basic Materials	12.58	5.96	0.00
ProFund VP Bear	9.21	12.58	4384.74
ProFund VP Biotechnology	9.80	9.74	0.00
ProFund VP Bull	10.83	6.59	0.00
ProFund VP Consumer Goods	11.45	8.19	0.00
ProFund VP Consumer Services	9.62	6.44	0.00
ProFund VP Dow 30	12.38	7.59	0.00
ProFund VP Emerging Markets	10.08	4.91	0.00
ProFund VP Europe 30	11.57	6.32	346.56
ProFund VP Falling U.S. Dollar	9.92	9.19	0.00
ProFund VP Financials	8.63	4.16	0.00
ProFund VP Health Care	11.08	8.19	0.00
ProFund VP Industrials	10.89	6.32	0.00
ProFund VP International	9.75	5.29	0.00
ProFund VP Internet	10.70	5.76	0.00
ProFund VP Japan	9.03	5.21	0.00
ProFund VP Large-Cap Growth	11.04	6.95	183.10
ProFund VP Large-Cap Value	10.59	6.15	0.00
ProFund VP Mid-Cap	9.98	6.00	0.00
ProFund VP Mid-Cap Growth	10.52	6.28	0.00
ProFund VP Mid-Cap Value	9.86	6.13	0.00
ProFund VP Money Market	10.22	10.06	62406.22
ProFund VP NASDAQ-100	11.67	6.55	0.00
ProFund VP Oil & Gas	13.30	8.18	157.54
ProFund VP Pharmaceuticals	10.85	8.52	0.00
ProFund VP Precious Metals	10.29	6.95	96.24
ProFund VP Real Estate	9.34	5.35	0.00
ProFund VP Rising Rates Opportunity	8.52	5.16	0.00
ProFund VP Semiconductor	9.44	4.62	0.00
ProFund VP Short Dow 30	8.78	10.76	0.00
ProFund VP Short Emerging Markets	9.87	12.74	0.00
ProFund VP Short International	10.21	13.77	0.00
ProFund VP Short Mid-Cap	9.63	12.39	322.29
ProFund VP Short NASDAQ-100	8.46	12.23	415.02
ProFund VP Short Small-Cap	9.93	12.03	494.20
ProFund VP Small-Cap	9.56	6.03	0.00
ProFund VP Small-Cap Growth	9.86	6.35	194.00
ProFund VP Small-Cap Value	9.20	6.22	0.00
ProFund VP Technology	11.51	6.25	0.00
ProFund VP Telecommunications	12.47	7.98	0.00
ProFund VP U.S. Government Plus	11.72	17.13	0.00
ProFund VP UltraBull	11.07	3.52	3776.48
ProFund VP UltraMid-Cap	9.74	3.09	0.00
ProFund VP UltraNASDAQ-100	12.63	3.36	0.00
ProFund VP UltraShort Dow 30	9.99	13.59	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.42	0.00
ProFund VP UltraSmall-Cap	8.41	2.77	104.05
ProFund VP Utilities	13.28	8.98	0.00
Rydex VT Dow 2x Strategy Fund	12.21	4.56	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.56	11.86	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.59	3.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.05	3.45	1335.97
Rydex VT U.S. Government Money Market Fund	10.21	10.07	0.00
Van Eck Worldwide Hard Assets Fund	13.97	7.32	152.27
Van Kampen LIT Growth and Income Portfolio	10.84	7.17	1436.12
Van Kampen UIF Emerging Markets Debt Portfolio	11.10	9.20	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.11	6.38	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.79	6.12	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.39	6.51	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.95	6.01	0.00

Table 15– 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.54	7.63	0.00
AIM V.I. Basic Value Series II	10.44	4.89	0.00
AIM V.I. Global Real Estate Series II	11.66	6.28	0.00
AIM V.I. International Growth Series II	12.23	7.09	0.00
AIM V.I. Mid Cap Core Equity Series II	11.02	7.67	0.00
Alger American SmallCap Growth Portfolio	17.88	9.31	0.00
American Century VP Income & Growth Fund	12.39	7.88	0.00
American Century VP International Fund	17.41	9.35	0.00
American Century VP Large Company Value Fund	11.58	7.06	0.00
American Century VP Mid Cap Value Fund	11.90	8.76	0.00
American Century VP Ultra Fund	11.02	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.23	4.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.01	6.85	0.00
DireXion Dynamic HY Bond Fund	9.69	8.51	10323.81
DireXion Evolution Managed Bond Fund	9.96	10.02	1919.70
DireXion Evolution Managed Equity Fund	9.82	7.05	2006.99
Dreyfus Socially Responsible Growth Fund, Inc.	10.97	7.00	0.00
Dreyfus VIF Appreciation Portfolio	11.57	7.93	0.00
Dreyfus VIF International Value Portfolio	10.68	6.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.39	6.04	0.00
PIMCO VIT All Asset Portfolio	11.38	9.33	600.33
PIMCO VIT High Yield Portfolio	10.54	7.86	12310.17
PIMCO VIT Low Duration Portfolio	10.65	10.33	6055.81
PIMCO VIT Real Return Portfolio	10.88	9.85	6633.85
PIMCO VIT Total Return Portfolio	10.90	11.13	6107.39
ProFund Access VP High Yield	10.33	9.61	7747.03
ProFund VP Asia 30	16.41	7.87	0.00
ProFund VP Banks	7.54	3.90	455.95
ProFund VP Basic Materials	12.57	5.95	1170.74
ProFund VP Bear	9.21	12.56	17000.38
ProFund VP Biotechnology	9.80	9.73	201.56
ProFund VP Bull	10.83	6.58	3770.39
ProFund VP Consumer Goods	11.44	8.18	0.00
ProFund VP Consumer Services	9.61	6.43	0.00
ProFund VP Dow 30	12.37	7.58	0.00
ProFund VP Emerging Markets	10.08	4.90	0.00
ProFund VP Europe 30	11.56	6.31	0.00
ProFund VP Falling U.S. Dollar	9.92	9.18	0.00
ProFund VP Financials	8.62	4.16	0.00
ProFund VP Health Care	11.07	8.17	552.51
ProFund VP Industrials	10.88	6.31	0.00
ProFund VP International	9.75	5.29	0.00
ProFund VP Internet	10.69	5.75	0.00
ProFund VP Japan	9.02	5.21	0.00
ProFund VP Large-Cap Growth	11.03	6.94	0.00
ProFund VP Large-Cap Value	10.59	6.15	0.00
ProFund VP Mid-Cap	9.98	6.00	1025.26
ProFund VP Mid-Cap Growth	10.52	6.28	0.00
ProFund VP Mid-Cap Value	9.85	6.12	0.00
ProFund VP Money Market	10.21	10.04	189605.60
ProFund VP NASDAQ-100	11.67	6.54	1495.31
ProFund VP Oil & Gas	13.29	8.17	552.35
ProFund VP Pharmaceuticals	10.84	8.51	0.00
ProFund VP Precious Metals	10.28	6.94	0.00
ProFund VP Real Estate	9.33	5.34	0.00
ProFund VP Rising Rates Opportunity	8.52	5.15	0.00
ProFund VP Semiconductor	9.43	4.62	0.00
ProFund VP Short Dow 30	8.77	10.74	0.00
ProFund VP Short Emerging Markets	9.87	12.73	0.00
ProFund VP Short International	10.21	13.76	0.00
ProFund VP Short Mid-Cap	9.62	12.37	11990.16
ProFund VP Short NASDAQ-100	8.45	12.21	15591.75
ProFund VP Short Small-Cap	9.93	12.01	18467.09
ProFund VP Small-Cap	9.56	6.02	1010.57
ProFund VP Small-Cap Growth	9.85	6.34	0.00
ProFund VP Small-Cap Value	9.19	6.22	636.84
ProFund VP Technology	11.50	6.24	0.00
ProFund VP Telecommunications	12.45	7.97	564.10
ProFund VP U.S. Government Plus	11.71	17.10	318.44
ProFund VP UltraBull	11.06	3.52	1744.95
ProFund VP UltraMid-Cap	9.73	3.09	298.13
ProFund VP UltraNASDAQ-100	12.62	3.35	0.00
ProFund VP UltraShort Dow 30	9.99	13.58	300.59
ProFund VP UltraShort NASDAQ-100	9.81	17.41	0.00
ProFund VP UltraSmall-Cap	8.40	2.77	0.00
ProFund VP Utilities	13.26	8.96	0.00
Rydex VT Dow 2x Strategy Fund	12.20	4.56	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.55	11.84	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.58	3.36	0.00
Rydex VT S&P 500 2x Strategy Fund	11.04	3.45	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.47	0.00
Van Eck Worldwide Hard Assets Fund	13.96	7.31	0.00
Van Kampen LIT Growth and Income Portfolio	10.83	7.16	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.09	9.19	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.09	6.37	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.78	6.11	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.38	6.50	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.94	6.00	0.00

Table 16 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E and 5% Extra Credit Rider

Base Contract with 1.45% M&E and 4% Extra Credit Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Estate Planning Rider

Adaptive Allocation Portfolio	9.54	7.63	0.00
AIM V.I. Basic Value Series II	10.43	4.89	0.00
AIM V.I. Global Real Estate Series II	11.65	6.28	0.00
AIM V.I. International Growth Series II	12.22	7.08	0.00
AIM V.I. Mid Cap Core Equity Series II	11.01	7.66	0.00
Alger American SmallCap Growth Portfolio	23.61	12.29	0.00
American Century VP Income & Growth Fund	15.35	9.76	0.00
American Century VP International Fund	20.66	11.09	0.00
American Century VP Large Company Value Fund	11.56	7.05	0.00
American Century VP Mid Cap Value Fund	11.88	8.74	0.00
American Century VP Ultra Fund	11.01	6.26	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.22	4.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.00	6.84	0.00
DireXion Dynamic HY Bond Fund	9.68	8.50	0.00
DireXion Evolution Managed Bond Fund	9.95	10.00	3068.22
DireXion Evolution Managed Equity Fund	9.82	7.04	4974.12
Dreyfus Socially Responsible Growth Fund, Inc.	10.96	6.99	0.00
Dreyfus VIF Appreciation Portfolio	11.56	7.92	0.00
Dreyfus VIF International Value Portfolio	10.67	6.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.37	6.03	0.00
PIMCO VIT All Asset Portfolio	11.37	9.32	0.00
PIMCO VIT High Yield Portfolio	10.54	7.85	0.00
PIMCO VIT Low Duration Portfolio	10.64	10.31	217.71
PIMCO VIT Real Return Portfolio	10.87	9.84	223.81
PIMCO VIT Total Return Portfolio	10.89	11.11	201.31
ProFund Access VP High Yield	10.32	9.60	0.00
ProFund VP Asia 30	16.40	7.86	0.00
ProFund VP Banks	7.54	3.90	0.00
ProFund VP Basic Materials	12.56	5.95	0.00
ProFund VP Bear	9.20	12.55	846.00
ProFund VP Biotechnology	9.79	9.72	0.00
ProFund VP Bull	10.82	6.57	0.00
ProFund VP Consumer Goods	11.43	8.17	0.00
ProFund VP Consumer Services	9.60	6.42	0.00
ProFund VP Dow 30	12.36	7.57	0.00
ProFund VP Emerging Markets	10.08	4.90	0.00
ProFund VP Europe 30	11.55	6.30	0.00
ProFund VP Falling U.S. Dollar	9.92	9.18	0.00
ProFund VP Financials	8.61	4.15	0.00
ProFund VP Health Care	11.06	8.16	0.00
ProFund VP Industrials	10.87	6.31	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.68	5.74	0.00
ProFund VP Japan	9.02	5.20	0.00
ProFund VP Large-Cap Growth	11.02	6.93	0.00
ProFund VP Large-Cap Value	10.58	6.14	0.00
ProFund VP Mid-Cap	9.98	6.00	0.00
ProFund VP Mid-Cap Growth	10.51	6.27	0.00
ProFund VP Mid-Cap Value	9.85	6.11	0.00
ProFund VP Money Market	10.20	10.03	25043.21
ProFund VP NASDAQ-100	11.66	6.53	0.00
ProFund VP Oil & Gas	13.28	8.16	0.00
ProFund VP Pharmaceuticals	10.83	8.50	0.00
ProFund VP Precious Metals	10.27	6.93	0.00
ProFund VP Real Estate	9.32	5.34	0.00
ProFund VP Rising Rates Opportunity	8.51	5.14	0.00
ProFund VP Semiconductor	9.42	4.61	0.00
ProFund VP Short Dow 30	8.77	10.73	0.00
ProFund VP Short Emerging Markets	9.87	12.72	0.00
ProFund VP Short International	10.21	13.75	0.00
ProFund VP Short Mid-Cap	9.61	12.35	680.01
ProFund VP Short NASDAQ-100	8.44	12.19	891.20
ProFund VP Short Small-Cap	9.92	11.99	1050.93
ProFund VP Small-Cap	9.55	6.01	0.00
ProFund VP Small-Cap Growth	9.85	6.33	0.00
ProFund VP Small-Cap Value	9.19	6.21	0.00
ProFund VP Technology	11.49	6.23	0.00
ProFund VP Telecommunications	12.44	7.95	0.00
ProFund VP U.S. Government Plus	11.70	17.08	0.00
ProFund VP UltraBull	11.05	3.51	0.00
ProFund VP UltraMid-Cap	9.72	3.08	0.00
ProFund VP UltraNASDAQ-100	12.61	3.35	0.00
ProFund VP UltraShort Dow 30	9.99	13.57	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.40	0.00
ProFund VP UltraSmall-Cap	8.39	2.77	0.00
ProFund VP Utilities	13.25	8.95	0.00
Rydex VT Dow 2x Strategy Fund	12.19	4.55	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.54	11.83	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.57	3.36	0.00
Rydex VT S&P 500 2x Strategy Fund	11.03	3.44	0.00
Rydex VT U.S. Government Money Market Fund	9.67	9.53	0.00
Van Eck Worldwide Hard Assets Fund	13.95	7.30	0.00
Van Kampen LIT Growth and Income Portfolio	10.82	7.15	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.08	9.18	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.08	6.36	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.77	6.10	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.37	6.49	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.93	6.00	0.00

Table 17 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Adaptive Allocation Portfolio	9.54	7.62	0.00
AIM V.I. Basic Value Series II	10.42	4.88	0.00
AIM V.I. Global Real Estate Series II	11.64	6.27	2379.49
AIM V.I. International Growth Series II	12.21	7.07	0.00
AIM V.I. Mid Cap Core Equity Series II	11.00	7.65	504.34
Alger American SmallCap Growth Portfolio	14.22	7.40	0.00
American Century VP Income & Growth Fund	11.16	7.10	0.00
American Century VP International Fund	14.94	8.02	0.00
American Century VP Large Company Value Fund	11.45	6.98	0.00
American Century VP Mid Cap Value Fund	11.33	8.33	0.00
American Century VP Ultra Fund	11.33	6.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.22	4.78	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.99	6.83	0.00
DireXion Dynamic HY Bond Fund	9.68	8.48	10846.36
DireXion Evolution Managed Bond Fund	9.94	9.99	0.00
DireXion Evolution Managed Equity Fund	9.81	7.04	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.95	6.98	0.00
Dreyfus VIF Appreciation Portfolio	11.55	7.91	678.51
Dreyfus VIF International Value Portfolio	10.66	6.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.96	5.76	665.60
PIMCO VIT All Asset Portfolio	11.36	9.31	0.00
PIMCO VIT High Yield Portfolio	10.53	7.84	11716.83
PIMCO VIT Low Duration Portfolio	10.63	10.30	2284.45
PIMCO VIT Real Return Portfolio	10.86	9.83	2360.11
PIMCO VIT Total Return Portfolio	10.88	11.10	2113.50
ProFund Access VP High Yield	10.31	9.58	0.00
ProFund VP Asia 30	16.39	7.85	0.00
ProFund VP Banks	7.53	3.89	0.00
ProFund VP Basic Materials	12.55	5.94	0.00
ProFund VP Bear	9.19	12.53	1715.26
ProFund VP Biotechnology	9.78	9.70	0.00
ProFund VP Bull	10.81	6.56	0.00
ProFund VP Consumer Goods	11.42	8.16	0.00
ProFund VP Consumer Services	9.60	6.41	0.00
ProFund VP Dow 30	12.35	7.56	0.00
ProFund VP Emerging Markets	10.08	4.90	0.00
ProFund VP Europe 30	11.54	6.30	0.00
ProFund VP Falling U.S. Dollar	9.92	9.17	0.00
ProFund VP Financials	8.61	4.15	0.00
ProFund VP Health Care	11.05	8.15	0.00
ProFund VP Industrials	10.86	6.30	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.67	5.74	0.00
ProFund VP Japan	9.01	5.19	0.00
ProFund VP Large-Cap Growth	11.01	6.92	0.00
ProFund VP Large-Cap Value	10.57	6.13	0.00
ProFund VP Mid-Cap	9.98	5.99	0.00
ProFund VP Mid-Cap Growth	10.50	6.26	0.00
ProFund VP Mid-Cap Value	9.84	6.11	0.00
ProFund VP Money Market	10.19	10.02	69821.05
ProFund VP NASDAQ-100	11.65	6.53	0.00
ProFund VP Oil & Gas	13.27	8.15	0.00
ProFund VP Pharmaceuticals	10.82	8.49	0.00
ProFund VP Precious Metals	10.26	6.92	0.00
ProFund VP Real Estate	9.31	5.33	0.00
ProFund VP Rising Rates Opportunity	8.50	5.14	0.00
ProFund VP Semiconductor	9.41	4.60	0.00
ProFund VP Short Dow 30	8.76	10.71	0.00
ProFund VP Short Emerging Markets	9.87	12.72	0.00
ProFund VP Short International	10.21	13.74	0.00
ProFund VP Short Mid-Cap	9.60	12.34	1379.01
ProFund VP Short NASDAQ-100	8.44	12.18	1780.81
ProFund VP Short Small-Cap	9.91	11.98	2117.54
ProFund VP Small-Cap	9.54	6.00	0.00
ProFund VP Small-Cap Growth	9.84	6.32	0.00
ProFund VP Small-Cap Value	9.18	6.20	0.00
ProFund VP Technology	11.49	6.23	0.00
ProFund VP Telecommunications	12.43	7.94	0.00
ProFund VP U.S. Government Plus	11.69	17.06	0.00
ProFund VP UltraBull	11.04	3.51	0.00
ProFund VP UltraMid-Cap	9.71	3.08	0.00
ProFund VP UltraNASDAQ-100	12.60	3.34	0.00
ProFund VP UltraShort Dow 30	9.99	13.56	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.39	0.00
ProFund VP UltraSmall-Cap	8.39	2.76	0.00
ProFund VP Utilities	13.24	8.94	0.00
Rydex VT Dow 2x Strategy Fund	12.18	4.54	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.54	11.81	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.56	3.35	0.00
Rydex VT S&P 500 2x Strategy Fund	11.02	3.44	0.00
Rydex VT U.S. Government Money Market Fund	10.24	10.09	0.00
Van Eck Worldwide Hard Assets Fund	13.94	7.29	0.00
Van Kampen LIT Growth and Income Portfolio	10.81	7.14	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.07	9.17	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.07	6.35	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.76	6.09	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.36	6.48	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.92	5.99	0.00

Table 18 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Adaptive Allocation Portfolio	9.53	7.61	0.00
AIM V.I. Basic Value Series II	10.41	4.87	0.00
AIM V.I. Global Real Estate Series II	11.63	6.26	0.00
AIM V.I. International Growth Series II	12.20	7.06	0.00
AIM V.I. Mid Cap Core Equity Series II	10.99	7.64	0.00
Alger American SmallCap Growth Portfolio	17.73	9.22	0.00
American Century VP Income & Growth Fund	12.28	7.80	3135.13
American Century VP International Fund	17.25	9.26	0.00
American Century VP Large Company Value Fund	11.52	7.02	0.00
American Century VP Mid Cap Value Fund	11.84	8.70	0.00
American Century VP Ultra Fund	10.97	6.23	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.21	4.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.98	6.82	0.00
DireXion Dynamic HY Bond Fund	9.67	8.47	0.00
DireXion Evolution Managed Bond Fund	9.93	9.98	0.00
DireXion Evolution Managed Equity Fund	9.80	7.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.94	6.97	0.00
Dreyfus VIF Appreciation Portfolio	11.54	7.90	0.00
Dreyfus VIF International Value Portfolio	10.65	6.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.34	6.00	0.00
PIMCO VIT All Asset Portfolio	11.35	9.29	0.00
PIMCO VIT High Yield Portfolio	10.52	7.83	0.00
PIMCO VIT Low Duration Portfolio	10.62	10.29	3205.96
PIMCO VIT Real Return Portfolio	10.85	9.81	2125.10
PIMCO VIT Total Return Portfolio	10.87	11.08	4030.91
ProFund Access VP High Yield	10.31	9.57	0.00
ProFund VP Asia 30	16.37	7.84	1587.35
ProFund VP Banks	7.53	3.89	0.00
ProFund VP Basic Materials	12.54	5.93	0.00
ProFund VP Bear	9.18	12.51	4567.92
ProFund VP Biotechnology	9.77	9.69	0.00
ProFund VP Bull	10.80	6.55	0.00
ProFund VP Consumer Goods	11.41	8.14	0.00
ProFund VP Consumer Services	9.59	6.41	0.00
ProFund VP Dow 30	12.34	7.55	0.00
ProFund VP Emerging Markets	10.08	4.90	2502.79
ProFund VP Europe 30	11.53	6.29	0.00
ProFund VP Falling U.S. Dollar	9.92	9.17	0.00
ProFund VP Financials	8.60	4.14	0.00
ProFund VP Health Care	11.04	8.14	0.00
ProFund VP Industrials	10.85	6.29	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.66	5.73	0.00
ProFund VP Japan	9.00	5.18	0.00
ProFund VP Large-Cap Growth	11.01	6.91	0.00
ProFund VP Large-Cap Value	10.56	6.12	0.00
ProFund VP Mid-Cap	9.98	5.99	0.00
ProFund VP Mid-Cap Growth	10.49	6.25	0.00
ProFund VP Mid-Cap Value	9.83	6.10	2029.03
ProFund VP Money Market	10.19	10.00	45809.16
ProFund VP NASDAQ-100	11.64	6.52	0.00
ProFund VP Oil & Gas	13.26	8.14	0.00
ProFund VP Pharmaceuticals	10.81	8.48	0.00
ProFund VP Precious Metals	10.25	6.91	0.00
ProFund VP Real Estate	9.30	5.32	0.00
ProFund VP Rising Rates Opportunity	8.49	5.13	0.00
ProFund VP Semiconductor	9.40	4.60	0.00
ProFund VP Short Dow 30	8.75	10.70	0.00
ProFund VP Short Emerging Markets	9.87	12.71	0.00
ProFund VP Short International	10.21	13.74	0.00
ProFund VP Short Mid-Cap	9.60	12.32	3674.58
ProFund VP Short NASDAQ-100	8.43	12.16	4729.39
ProFund VP Short Small-Cap	9.90	11.96	5632.32
ProFund VP Small-Cap	9.53	6.00	0.00
ProFund VP Small-Cap Growth	9.83	6.31	0.00
ProFund VP Small-Cap Value	9.17	6.19	2007.15
ProFund VP Technology	11.48	6.22	0.00
ProFund VP Telecommunications	12.42	7.93	0.00
ProFund VP U.S. Government Plus	11.68	17.04	0.00
ProFund VP UltraBull	11.03	3.50	0.00
ProFund VP UltraMid-Cap	9.71	3.07	0.00
ProFund VP UltraNASDAQ-100	12.59	3.34	0.00
ProFund VP UltraShort Dow 30	9.99	13.56	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.38	0.00
ProFund VP UltraSmall-Cap	8.38	2.76	0.00
ProFund VP Utilities	13.23	8.93	0.00
Rydex VT Dow 2x Strategy Fund	12.17	4.54	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.53	11.79	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.55	3.35	0.00
Rydex VT S&P 500 2x Strategy Fund	11.01	3.43	0.00
Rydex VT U.S. Government Money Market Fund	9.52	9.38	0.00
Van Eck Worldwide Hard Assets Fund	13.93	7.28	0.00
Van Kampen LIT Growth and Income Portfolio	10.80	7.13	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.06	9.16	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.06	6.34	1891.76
Van Kampen UIF Mid Cap Growth Portfolio	11.75	6.08	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.35	6.47	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.91	5.98	0.00

Table 19 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Adaptive Allocation Portfolio	9.53	7.61	0.00
AIM V.I. Basic Value Series II	10.40	4.87	0.00
AIM V.I. Global Real Estate Series II	11.62	6.25	0.00
AIM V.I. International Growth Series II	12.19	7.06	0.00
AIM V.I. Mid Cap Core Equity Series II	10.98	7.62	0.00
Alger American SmallCap Growth Portfolio	14.19	7.37	0.00
American Century VP Income & Growth Fund	11.14	7.07	0.00
American Century VP International Fund	14.91	7.99	0.00
American Century VP Large Company Value Fund	11.42	6.96	0.00
American Century VP Mid Cap Value Fund	11.30	8.30	0.00
American Century VP Ultra Fund	11.30	6.42	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.20	4.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.97	6.81	0.00
DireXion Dynamic HY Bond Fund	9.66	8.46	0.00
DireXion Evolution Managed Bond Fund	9.92	9.96	1867.61
DireXion Evolution Managed Equity Fund	9.79	7.02	2065.47
Dreyfus Socially Responsible Growth Fund, Inc.	10.93	6.96	0.00
Dreyfus VIF Appreciation Portfolio	11.53	7.88	0.00
Dreyfus VIF International Value Portfolio	10.64	6.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.93	5.74	0.00
PIMCO VIT All Asset Portfolio	11.34	9.28	0.00
PIMCO VIT High Yield Portfolio	10.51	7.82	0.00
PIMCO VIT Low Duration Portfolio	10.61	10.27	211.89
PIMCO VIT Real Return Portfolio	10.84	9.80	545.01
PIMCO VIT Total Return Portfolio	10.86	11.07	527.61
ProFund Access VP High Yield	10.30	9.56	0.00
ProFund VP Asia 30	16.36	7.83	0.00
ProFund VP Banks	7.52	3.88	0.00
ProFund VP Basic Materials	12.53	5.92	0.00
ProFund VP Bear	9.17	12.50	20.24
ProFund VP Biotechnology	9.76	9.68	0.00
ProFund VP Bull	10.79	6.55	0.00
ProFund VP Consumer Goods	11.40	8.13	0.00
ProFund VP Consumer Services	9.58	6.40	0.00
ProFund VP Dow 30	12.33	7.54	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.52	6.28	0.00
ProFund VP Falling U.S. Dollar	9.92	9.16	0.00
ProFund VP Financials	8.59	4.14	0.00
ProFund VP Health Care	11.03	8.13	0.00
ProFund VP Industrials	10.84	6.28	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.65	5.72	0.00
ProFund VP Japan	8.99	5.18	0.00
ProFund VP Large-Cap Growth	11.00	6.90	0.00
ProFund VP Large-Cap Value	10.55	6.11	0.00
ProFund VP Mid-Cap	9.98	5.99	0.00
ProFund VP Mid-Cap Growth	10.48	6.24	0.00
ProFund VP Mid-Cap Value	9.82	6.09	0.00
ProFund VP Money Market	10.18	9.99	17255.56
ProFund VP NASDAQ-100	11.63	6.51	0.00
ProFund VP Oil & Gas	13.25	8.13	0.00
ProFund VP Pharmaceuticals	10.81	8.46	0.00
ProFund VP Precious Metals	10.25	6.90	0.00
ProFund VP Real Estate	9.30	5.32	0.00
ProFund VP Rising Rates Opportunity	8.49	5.12	0.00
ProFund VP Semiconductor	9.40	4.59	0.00
ProFund VP Short Dow 30	8.75	10.68	0.00
ProFund VP Short Emerging Markets	9.87	12.70	0.00
ProFund VP Short International	10.21	13.73	0.00
ProFund VP Short Mid-Cap	9.59	12.30	16.27
ProFund VP Short NASDAQ-100	8.42	12.14	21.33
ProFund VP Short Small-Cap	9.89	11.95	25.15
ProFund VP Small-Cap	9.52	5.99	0.00
ProFund VP Small-Cap Growth	9.82	6.31	0.00
ProFund VP Small-Cap Value	9.16	6.18	0.00
ProFund VP Technology	11.47	6.21	0.00
ProFund VP Telecommunications	12.41	7.92	0.00
ProFund VP U.S. Government Plus	11.67	17.01	0.00
ProFund VP UltraBull	11.02	3.50	0.00
ProFund VP UltraMid-Cap	9.70	3.07	0.00
ProFund VP UltraNASDAQ-100	12.57	3.33	0.00
ProFund VP UltraShort Dow 30	9.99	13.55	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.37	0.00
ProFund VP UltraSmall-Cap	8.37	2.75	0.00
ProFund VP Utilities	13.22	8.92	0.00
Rydex VT Dow 2x Strategy Fund	12.16	4.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.52	11.78	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.54	3.34	0.00
Rydex VT S&P 500 2x Strategy Fund	11.00	3.43	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.06	0.00
Van Eck Worldwide Hard Assets Fund	13.92	7.27	107.46
Van Kampen LIT Growth and Income Portfolio	10.79	7.12	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.05	9.14	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.04	6.33	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.74	6.08	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.34	6.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.91	5.97	0.00

Table 20 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Adaptive Allocation Portfolio	9.53	7.60	0.00
AIM V.I. Basic Value Series II	10.39	4.86	0.00
AIM V.I. Global Real Estate Series II	11.61	6.24	0.00
AIM V.I. International Growth Series II	12.18	7.05	788.75
AIM V.I. Mid Cap Core Equity Series II	10.98	7.61	0.00
Alger American SmallCap Growth Portfolio	17.62	9.15	0.00
American Century VP Income & Growth Fund	12.20	7.75	0.00
American Century VP International Fund	17.15	9.19	0.00
American Century VP Large Company Value Fund	11.49	6.99	0.00
American Century VP Mid Cap Value Fund	11.81	8.67	0.00
American Century VP Ultra Fund	10.94	6.21	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.19	4.76	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.96	6.81	0.00
DireXion Dynamic HY Bond Fund	9.65	8.45	0.00
DireXion Evolution Managed Bond Fund	9.92	9.95	0.00
DireXion Evolution Managed Equity Fund	9.78	7.01	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.93	6.95	0.00
Dreyfus VIF Appreciation Portfolio	11.52	7.87	0.00
Dreyfus VIF International Value Portfolio	10.63	6.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.32	5.98	0.00
PIMCO VIT All Asset Portfolio	11.33	9.27	0.00
PIMCO VIT High Yield Portfolio	10.50	7.80	0.00
PIMCO VIT Low Duration Portfolio	10.60	10.26	881.29
PIMCO VIT Real Return Portfolio	10.83	9.79	909.56
PIMCO VIT Total Return Portfolio	10.85	11.05	815.15
ProFund Access VP High Yield	10.29	9.54	0.00
ProFund VP Asia 30	16.34	7.82	1194.69
ProFund VP Banks	7.51	3.88	0.00
ProFund VP Basic Materials	12.52	5.91	0.00
ProFund VP Bear	9.17	12.48	3123.33
ProFund VP Biotechnology	9.75	9.66	0.00
ProFund VP Bull	10.78	6.54	0.00
ProFund VP Consumer Goods	11.39	8.12	0.00
ProFund VP Consumer Services	9.57	6.39	0.00
ProFund VP Dow 30	12.32	7.53	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.51	6.27	1699.40
ProFund VP Falling U.S. Dollar	9.92	9.16	0.00
ProFund VP Financials	8.59	4.13	0.00
ProFund VP Health Care	11.03	8.12	0.00
ProFund VP Industrials	10.83	6.27	0.00
ProFund VP International	9.75	5.27	0.00
ProFund VP Internet	10.65	5.71	0.00
ProFund VP Japan	8.99	5.17	0.00
ProFund VP Large-Cap Growth	10.99	6.89	884.42
ProFund VP Large-Cap Value	10.54	6.11	0.00
ProFund VP Mid-Cap	9.98	5.98	0.00
ProFund VP Mid-Cap Growth	10.47	6.23	0.00
ProFund VP Mid-Cap Value	9.81	6.08	0.00
ProFund VP Money Market	10.17	9.98	33734.50
ProFund VP NASDAQ-100	11.62	6.50	0.00
ProFund VP Oil & Gas	13.24	8.12	786.58
ProFund VP Pharmaceuticals	10.80	8.45	0.00
ProFund VP Precious Metals	10.24	6.89	483.06
ProFund VP Real Estate	9.29	5.31	0.00
ProFund VP Rising Rates Opportunity	8.48	5.12	2566.64
ProFund VP Semiconductor	9.39	4.58	0.00
ProFund VP Short Dow 30	8.74	10.67	0.00
ProFund VP Short Emerging Markets	9.87	12.70	0.00
ProFund VP Short International	10.20	13.72	0.00
ProFund VP Short Mid-Cap	9.58	12.29	2513.06
ProFund VP Short NASDAQ-100	8.41	12.13	3268.65
ProFund VP Short Small-Cap	9.88	11.93	3875.81
ProFund VP Small-Cap	9.52	5.98	0.00
ProFund VP Small-Cap Growth	9.81	6.30	927.38
ProFund VP Small-Cap Value	9.16	6.17	0.00
ProFund VP Technology	11.46	6.20	0.00
ProFund VP Telecommunications	12.40	7.91	0.00
ProFund VP U.S. Government Plus	11.66	16.99	0.00
ProFund VP UltraBull	11.01	3.49	0.00
ProFund VP UltraMid-Cap	9.69	3.07	0.00
ProFund VP UltraNASDAQ-100	12.56	3.33	0.00
ProFund VP UltraShort Dow 30	9.99	13.54	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.36	0.00
ProFund VP UltraSmall-Cap	8.36	2.75	6791.43
ProFund VP Utilities	13.21	8.91	0.00
Rydex VT Dow 2x Strategy Fund	12.15	4.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.52	11.76	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.53	3.34	0.00
Rydex VT S&P 500 2x Strategy Fund	11.00	3.42	0.00
Rydex VT U.S. Government Money Market Fund	9.47	9.31	0.00
Van Eck Worldwide Hard Assets Fund	13.90	7.26	762.04
Van Kampen LIT Growth and Income Portfolio	10.78	7.11	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.04	9.13	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.03	6.32	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.73	6.07	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.33	6.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.90	5.96	0.00

Table 21 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 3 Year CDSC Rider

Adaptive Allocation Portfolio	9.53	7.60	0.00
AIM V.I. Basic Value Series II	10.38	4.86	0.00
AIM V.I. Global Real Estate Series II	11.60	6.23	0.00
AIM V.I. International Growth Series II	12.17	7.04	0.00
AIM V.I. Mid Cap Core Equity Series II	10.97	7.60	0.00
Alger American SmallCap Growth Portfolio	15.71	8.16	0.00
American Century VP Income & Growth Fund	11.51	7.30	0.00
American Century VP International Fund	15.82	8.47	0.00
American Century VP Large Company Value Fund	11.47	6.98	0.00
American Century VP Mid Cap Value Fund	11.79	8.65	0.00
American Century VP Ultra Fund	10.92	6.20	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.18	4.75	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.95	6.80	0.00
DireXion Dynamic HY Bond Fund	9.64	8.44	0.00
DireXion Evolution Managed Bond Fund	9.91	9.94	0.00
DireXion Evolution Managed Equity Fund	9.77	7.00	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.92	6.94	0.00
Dreyfus VIF Appreciation Portfolio	11.51	7.86	0.00
Dreyfus VIF International Value Portfolio	10.62	6.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.30	5.97	0.00
PIMCO VIT All Asset Portfolio	11.32	9.26	0.00
PIMCO VIT High Yield Portfolio	10.49	7.79	0.00
PIMCO VIT Low Duration Portfolio	10.59	10.25	427.90
PIMCO VIT Real Return Portfolio	10.82	9.77	442.67
PIMCO VIT Total Return Portfolio	10.84	11.04	395.83
ProFund Access VP High Yield	10.28	9.53	0.00
ProFund VP Asia 30	16.33	7.81	0.00
ProFund VP Banks	7.51	3.87	0.00
ProFund VP Basic Materials	12.50	5.91	0.00
ProFund VP Bear	9.16	12.46	1020.05
ProFund VP Biotechnology	9.75	9.65	0.00
ProFund VP Bull	10.77	6.53	0.00
ProFund VP Consumer Goods	11.38	8.11	0.00
ProFund VP Consumer Services	9.56	6.38	0.00
ProFund VP Dow 30	12.31	7.52	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.50	6.26	0.00
ProFund VP Falling U.S. Dollar	9.92	9.15	0.00
ProFund VP Financials	8.58	4.12	0.00
ProFund VP Health Care	11.02	8.11	0.00
ProFund VP Industrials	10.82	6.26	0.00
ProFund VP International	9.75	5.27	0.00
ProFund VP Internet	10.64	5.71	0.00
ProFund VP Japan	8.98	5.16	0.00
ProFund VP Large-Cap Growth	10.98	6.88	0.00
ProFund VP Large-Cap Value	10.53	6.10	0.00
ProFund VP Mid-Cap	9.98	5.98	0.00
ProFund VP Mid-Cap Growth	10.46	6.23	1165.18
ProFund VP Mid-Cap Value	9.80	6.07	1207.64
ProFund VP Money Market	10.16	9.96	25758.24
ProFund VP NASDAQ-100	11.61	6.49	0.00
ProFund VP Oil & Gas	13.23	8.11	0.00
ProFund VP Pharmaceuticals	10.79	8.44	0.00
ProFund VP Precious Metals	10.23	6.89	0.00
ProFund VP Real Estate	9.28	5.30	0.00
ProFund VP Rising Rates Opportunity	8.47	5.11	1468.68
ProFund VP Semiconductor	9.38	4.58	0.00
ProFund VP Short Dow 30	8.73	10.66	0.00
ProFund VP Short Emerging Markets	9.87	12.69	0.00
ProFund VP Short International	10.20	13.71	0.00
ProFund VP Short Mid-Cap	9.57	12.27	820.39
ProFund VP Short NASDAQ-100	8.41	12.11	1055.96
ProFund VP Short Small-Cap	9.88	11.92	1257.70
ProFund VP Small-Cap	9.51	5.97	0.00
ProFund VP Small-Cap Growth	9.80	6.29	0.00
ProFund VP Small-Cap Value	9.15	6.17	0.00
ProFund VP Technology	11.45	6.19	0.00
ProFund VP Telecommunications	12.39	7.90	0.00
ProFund VP U.S. Government Plus	11.65	16.97	0.00
ProFund VP UltraBull	11.00	3.49	0.00
ProFund VP UltraMid-Cap	9.68	3.06	0.00
ProFund VP UltraNASDAQ-100	12.55	3.33	0.00
ProFund VP UltraShort Dow 30	9.99	13.53	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.35	0.00
ProFund VP UltraSmall-Cap	8.36	2.75	3607.46
ProFund VP Utilities	13.20	8.89	0.00
Rydex VT Dow 2x Strategy Fund	12.14	4.52	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.51	11.75	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.52	3.33	0.00
Rydex VT S&P 500 2x Strategy Fund	10.99	3.42	0.00
Rydex VT U.S. Government Money Market Fund	10.10	9.93	9912.15
Van Eck Worldwide Hard Assets Fund	13.89	7.25	0.00
Van Kampen LIT Growth and Income Portfolio	10.78	7.10	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.03	9.12	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.02	6.32	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.72	6.06	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.32	6.45	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.89	5.96	0.00

Table 22 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.52	7.59	0.00
AIM V.I. Basic Value Series II	10.37	4.85	0.00
AIM V.I. Global Real Estate Series II	11.59	6.23	0.00
AIM V.I. International Growth Series II	12.16	7.03	0.00
AIM V.I. Mid Cap Core Equity Series II	10.96	7.59	195.53
Alger American SmallCap Growth Portfolio	17.52	9.09	0.00
American Century VP Income & Growth Fund	12.13	7.70	199.98
American Century VP International Fund	17.05	9.13	116.56
American Century VP Large Company Value Fund	11.45	6.97	0.00
American Century VP Mid Cap Value Fund	11.77	8.64	0.00
American Century VP Ultra Fund	10.91	6.18	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.18	4.75	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.94	6.79	0.00
DireXion Dynamic HY Bond Fund	9.63	8.43	0.00
DireXion Evolution Managed Bond Fund	9.90	9.92	0.00
DireXion Evolution Managed Equity Fund	9.77	6.99	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.91	6.93	0.00
Dreyfus VIF Appreciation Portfolio	11.50	7.85	461.85
Dreyfus VIF International Value Portfolio	10.61	6.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.29	5.95	0.00
PIMCO VIT All Asset Portfolio	11.31	9.24	53.72
PIMCO VIT High Yield Portfolio	10.48	7.78	0.00
PIMCO VIT Low Duration Portfolio	10.58	10.23	0.00
PIMCO VIT Real Return Portfolio	10.81	9.76	131.11
PIMCO VIT Total Return Portfolio	10.84	11.02	130.62
ProFund Access VP High Yield	10.27	9.52	0.00
ProFund VP Asia 30	16.32	7.80	0.00
ProFund VP Banks	7.50	3.87	0.00
ProFund VP Basic Materials	12.49	5.90	0.00
ProFund VP Bear	9.15	12.45	0.00
ProFund VP Biotechnology	9.74	9.64	0.00
ProFund VP Bull	10.76	6.52	0.00
ProFund VP Consumer Goods	11.38	8.10	0.00
ProFund VP Consumer Services	9.56	6.37	0.00
ProFund VP Dow 30	12.30	7.51	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.49	6.25	0.00
ProFund VP Falling U.S. Dollar	9.92	9.15	0.00
ProFund VP Financials	8.57	4.12	0.00
ProFund VP Health Care	11.01	8.10	0.00
ProFund VP Industrials	10.82	6.25	0.00
ProFund VP International	9.75	5.27	0.00
ProFund VP Internet	10.63	5.70	0.00
ProFund VP Japan	8.97	5.16	0.00
ProFund VP Large-Cap Growth	10.97	6.87	0.00
ProFund VP Large-Cap Value	10.52	6.09	0.00
ProFund VP Mid-Cap	9.98	5.98	0.00
ProFund VP Mid-Cap Growth	10.45	6.22	0.00
ProFund VP Mid-Cap Value	9.80	6.06	0.00
ProFund VP Money Market	10.15	9.95	1859.77
ProFund VP NASDAQ-100	11.60	6.48	0.00
ProFund VP Oil & Gas	13.21	8.10	0.00
ProFund VP Pharmaceuticals	10.78	8.43	0.00
ProFund VP Precious Metals	10.22	6.88	0.00
ProFund VP Real Estate	9.27	5.29	0.00
ProFund VP Rising Rates Opportunity	8.47	5.10	0.00
ProFund VP Semiconductor	9.37	4.57	0.00
ProFund VP Short Dow 30	8.72	10.64	0.00
ProFund VP Short Emerging Markets	9.87	12.68	0.00
ProFund VP Short International	10.20	13.71	0.00
ProFund VP Short Mid-Cap	9.56	12.25	0.00
ProFund VP Short NASDAQ-100	8.40	12.10	0.00
ProFund VP Short Small-Cap	9.87	11.90	0.00
ProFund VP Small-Cap	9.50	5.96	165.14
ProFund VP Small-Cap Growth	9.80	6.28	159.34
ProFund VP Small-Cap Value	9.14	6.16	0.00
ProFund VP Technology	11.44	6.18	0.00
ProFund VP Telecommunications	12.38	7.89	0.00
ProFund VP U.S. Government Plus	11.64	16.94	0.00
ProFund VP UltraBull	10.99	3.48	0.00
ProFund VP UltraMid-Cap	9.67	3.06	0.00
ProFund VP UltraNASDAQ-100	12.54	3.32	0.00
ProFund VP UltraShort Dow 30	9.99	13.53	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.34	0.00
ProFund VP UltraSmall-Cap	8.35	2.74	0.00
ProFund VP Utilities	13.19	8.88	0.00
Rydex VT Dow 2x Strategy Fund	12.13	4.51	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.51	11.73	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.51	3.33	0.00
Rydex VT S&P 500 2x Strategy Fund	10.98	3.41	0.00
Rydex VT U.S. Government Money Market Fund	9.41	9.25	3206.33
Van Eck Worldwide Hard Assets Fund	13.88	7.24	51.33
Van Kampen LIT Growth and Income Portfolio	10.77	7.09	631.24
Van Kampen UIF Emerging Markets Debt Portfolio	11.02	9.11	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.01	6.31	62.69
Van Kampen UIF Mid Cap Growth Portfolio	11.71	6.05	163.87
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.31	6.44	148.99
Van Kampen UIF U.S. Real Estate Portfolio	9.88	5.95	261.64

Table 23 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Adaptive Allocation Portfolio	9.52	7.58	0.00
AIM V.I. Basic Value Series II	10.37	4.84	0.00
AIM V.I. Global Real Estate Series II	11.58	6.22	0.00
AIM V.I. International Growth Series II	12.15	7.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.95	7.58	0.00
Alger American SmallCap Growth Portfolio	14.12	7.32	0.00
American Century VP Income & Growth Fund	11.08	7.03	0.00
American Century VP International Fund	14.84	7.94	0.00
American Century VP Large Company Value Fund	11.37	6.91	0.00
American Century VP Mid Cap Value Fund	11.25	8.25	0.00
American Century VP Ultra Fund	11.25	6.38	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.17	4.74	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.94	6.78	0.00
DireXion Dynamic HY Bond Fund	9.63	8.42	0.00
DireXion Evolution Managed Bond Fund	9.89	9.91	14617.59
DireXion Evolution Managed Equity Fund	9.76	6.98	4076.02
Dreyfus Socially Responsible Growth Fund, Inc.	10.90	6.92	0.00
Dreyfus VIF Appreciation Portfolio	11.49	7.84	0.00
Dreyfus VIF International Value Portfolio	10.60	6.44	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.89	5.70	0.00
PIMCO VIT All Asset Portfolio	11.30	9.23	0.00
PIMCO VIT High Yield Portfolio	10.47	7.77	0.00
PIMCO VIT Low Duration Portfolio	10.57	10.22	68.52
PIMCO VIT Real Return Portfolio	10.80	9.75	70.42
PIMCO VIT Total Return Portfolio	10.83	11.01	63.36
ProFund Access VP High Yield	10.26	9.51	0.00
ProFund VP Asia 30	16.30	7.79	0.00
ProFund VP Banks	7.49	3.86	0.00
ProFund VP Basic Materials	12.48	5.89	0.00
ProFund VP Bear	9.14	12.43	0.00
ProFund VP Biotechnology	9.73	9.63	0.00
ProFund VP Bull	10.75	6.51	0.00
ProFund VP Consumer Goods	11.37	8.09	0.00
ProFund VP Consumer Services	9.55	6.36	0.00
ProFund VP Dow 30	12.29	7.50	0.00
ProFund VP Emerging Markets	10.08	4.88	0.00
ProFund VP Europe 30	11.48	6.25	0.00
ProFund VP Falling U.S. Dollar	9.92	9.14	0.00
ProFund VP Financials	8.56	4.11	0.00
ProFund VP Health Care	11.00	8.09	0.00
ProFund VP Industrials	10.81	6.25	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.62	5.69	0.00
ProFund VP Japan	8.96	5.15	0.00
ProFund VP Large-Cap Growth	10.96	6.86	0.00
ProFund VP Large-Cap Value	10.52	6.08	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.45	6.21	0.00
ProFund VP Mid-Cap Value	9.79	6.06	0.00
ProFund VP Money Market	10.14	9.94	21097.02
ProFund VP NASDAQ-100	11.59	6.47	0.00
ProFund VP Oil & Gas	13.20	8.09	0.00
ProFund VP Pharmaceuticals	10.77	8.42	0.00
ProFund VP Precious Metals	10.21	6.87	0.00
ProFund VP Real Estate	9.27	5.29	0.00
ProFund VP Rising Rates Opportunity	8.46	5.10	0.00
ProFund VP Semiconductor	9.36	4.57	0.00
ProFund VP Short Dow 30	8.72	10.63	0.00
ProFund VP Short Emerging Markets	9.87	12.68	0.00
ProFund VP Short International	10.20	13.70	0.00
ProFund VP Short Mid-Cap	9.56	12.24	0.00
ProFund VP Short NASDAQ-100	8.39	12.08	0.00
ProFund VP Short Small-Cap	9.86	11.88	0.00
ProFund VP Small-Cap	9.49	5.96	0.00
ProFund VP Small-Cap Growth	9.79	6.27	0.00
ProFund VP Small-Cap Value	9.13	6.15	0.00
ProFund VP Technology	11.43	6.18	0.00
ProFund VP Telecommunications	12.37	7.88	0.00
ProFund VP U.S. Government Plus	11.63	16.92	0.00
ProFund VP UltraBull	10.98	3.48	0.00
ProFund VP UltraMid-Cap	9.67	3.05	0.00
ProFund VP UltraNASDAQ-100	12.53	3.32	0.00
ProFund VP UltraShort Dow 30	9.99	13.52	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.34	0.00
ProFund VP UltraSmall-Cap	8.34	2.74	0.00
ProFund VP Utilities	13.18	8.87	0.00
Rydex VT Dow 2x Strategy Fund	12.12	4.51	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.50	11.72	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.50	3.33	0.00
Rydex VT S&P 500 2x Strategy Fund	10.97	3.41	0.00
Rydex VT U.S. Government Money Market Fund	10.17	9.99	0.00
Van Eck Worldwide Hard Assets Fund	13.87	7.23	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	7.08	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.01	9.09	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.99	6.30	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.70	6.04	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.30	6.43	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.87	5.94	0.00

Table 24 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Adaptive Allocation Portfolio	9.52	7.58	0.00
AIM V.I. Basic Value Series II	10.36	4.84	0.00
AIM V.I. Global Real Estate Series II	11.57	6.21	0.00
AIM V.I. International Growth Series II	12.14	7.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.94	7.57	0.00
Alger American SmallCap Growth Portfolio	14.10	7.31	0.00
American Century VP Income & Growth Fund	11.07	7.01	0.00
American Century VP International Fund	14.82	7.93	0.00
American Century VP Large Company Value Fund	11.35	6.90	0.00
American Century VP Mid Cap Value Fund	11.23	8.23	0.00
American Century VP Ultra Fund	11.24	6.37	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.16	4.74	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.93	6.77	0.00
DireXion Dynamic HY Bond Fund	9.62	8.41	0.00
DireXion Evolution Managed Bond Fund	9.88	9.90	0.00
DireXion Evolution Managed Equity Fund	9.75	6.97	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.89	6.92	0.00
Dreyfus VIF Appreciation Portfolio	11.48	7.83	0.00
Dreyfus VIF International Value Portfolio	10.60	6.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.88	5.69	0.00
PIMCO VIT All Asset Portfolio	11.29	9.22	0.00
PIMCO VIT High Yield Portfolio	10.47	7.76	0.00
PIMCO VIT Low Duration Portfolio	10.57	10.20	21.23
PIMCO VIT Real Return Portfolio	10.80	9.73	22.06
PIMCO VIT Total Return Portfolio	10.82	11.00	19.64
ProFund Access VP High Yield	10.25	9.49	0.00
ProFund VP Asia 30	16.29	7.78	0.00
ProFund VP Banks	7.49	3.86	0.00
ProFund VP Basic Materials	12.47	5.88	0.00
ProFund VP Bear	9.14	12.41	85.60
ProFund VP Biotechnology	9.72	9.61	0.00
ProFund VP Bull	10.74	6.50	0.00
ProFund VP Consumer Goods	11.36	8.08	0.00
ProFund VP Consumer Services	9.54	6.35	0.00
ProFund VP Dow 30	12.28	7.49	0.00
ProFund VP Emerging Markets	10.07	4.88	0.00
ProFund VP Europe 30	11.48	6.24	0.00
ProFund VP Falling U.S. Dollar	9.92	9.14	0.00
ProFund VP Financials	8.56	4.11	0.00
ProFund VP Health Care	10.99	8.08	0.00
ProFund VP Industrials	10.80	6.24	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.61	5.68	0.00
ProFund VP Japan	8.96	5.14	0.00
ProFund VP Large-Cap Growth	10.95	6.85	0.00
ProFund VP Large-Cap Value	10.51	6.07	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.44	6.20	0.00
ProFund VP Mid-Cap Value	9.78	6.05	0.00
ProFund VP Money Market	10.14	9.92	5572.50
ProFund VP NASDAQ-100	11.58	6.46	0.00
ProFund VP Oil & Gas	13.19	8.08	0.00
ProFund VP Pharmaceuticals	10.76	8.41	0.00
ProFund VP Precious Metals	10.20	6.86	0.00
ProFund VP Real Estate	9.26	5.28	0.00
ProFund VP Rising Rates Opportunity	8.45	5.09	0.00
ProFund VP Semiconductor	9.36	4.56	0.00
ProFund VP Short Dow 30	8.71	10.61	0.00
ProFund VP Short Emerging Markets	9.87	12.67	0.00
ProFund VP Short International	10.20	13.69	0.00
ProFund VP Short Mid-Cap	9.55	12.22	68.85
ProFund VP Short NASDAQ-100	8.39	12.06	88.62
ProFund VP Short Small-Cap	9.85	11.87	105.54
ProFund VP Small-Cap	9.48	5.95	0.00
ProFund VP Small-Cap Growth	9.78	6.26	0.00
ProFund VP Small-Cap Value	9.13	6.14	0.00
ProFund VP Technology	11.42	6.17	0.00
ProFund VP Telecommunications	12.36	7.87	0.00
ProFund VP U.S. Government Plus	11.62	16.90	0.00
ProFund VP UltraBull	10.98	3.47	0.00
ProFund VP UltraMid-Cap	9.66	3.05	0.00
ProFund VP UltraNASDAQ-100	12.52	3.31	0.00
ProFund VP UltraShort Dow 30	9.99	13.51	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.33	0.00
ProFund VP UltraSmall-Cap	8.34	2.74	0.00
ProFund VP Utilities	13.17	8.86	0.00
Rydex VT Dow 2x Strategy Fund	12.11	4.50	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.49	11.70	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.49	3.32	0.00
Rydex VT S&P 500 2x Strategy Fund	10.96	3.41	0.00
Rydex VT U.S. Government Money Market Fund	10.16	9.97	0.00
Van Eck Worldwide Hard Assets Fund	13.86	7.22	0.00
Van Kampen LIT Growth and Income Portfolio	10.75	7.07	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.00	9.08	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.98	6.29	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.69	6.04	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.29	6.42	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.86	5.93	0.00

Table 25 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.51	7.57	0.00
AIM V.I. Basic Value Series II	10.35	4.83	0.00
AIM V.I. Global Real Estate Series II	11.56	6.20	0.00
AIM V.I. International Growth Series II	12.13	7.00	0.00
AIM V.I. Mid Cap Core Equity Series II	10.93	7.56	0.00
Alger American SmallCap Growth Portfolio	17.36	9.00	0.00
American Century VP Income & Growth Fund	12.03	7.62	0.00
American Century VP International Fund	16.90	9.03	0.00
American Century VP Large Company Value Fund	11.40	6.92	0.00
American Century VP Mid Cap Value Fund	11.72	8.58	0.00
American Century VP Ultra Fund	10.86	6.15	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.15	4.73	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.92	6.76	0.00
DireXion Dynamic HY Bond Fund	9.61	8.39	0.00
DireXion Evolution Managed Bond Fund	9.87	9.88	0.00
DireXion Evolution Managed Equity Fund	9.74	6.96	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.88	6.91	0.00
Dreyfus VIF Appreciation Portfolio	11.47	7.82	0.00
Dreyfus VIF International Value Portfolio	10.59	6.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.25	5.92	0.00
PIMCO VIT All Asset Portfolio	11.28	9.21	0.00
PIMCO VIT High Yield Portfolio	10.46	7.75	5872.46
PIMCO VIT Low Duration Portfolio	10.56	10.19	532.47
PIMCO VIT Real Return Portfolio	10.79	9.72	547.27
PIMCO VIT Total Return Portfolio	10.81	10.98	492.36
ProFund Access VP High Yield	10.25	9.48	0.00
ProFund VP Asia 30	16.28	7.77	0.00
ProFund VP Banks	7.48	3.85	319.78
ProFund VP Basic Materials	12.46	5.87	452.73
ProFund VP Bear	9.13	12.40	2116.03
ProFund VP Biotechnology	9.71	9.60	140.59
ProFund VP Bull	10.74	6.49	1110.26
ProFund VP Consumer Goods	11.35	8.07	0.00
ProFund VP Consumer Services	9.53	6.35	0.00
ProFund VP Dow 30	12.27	7.48	0.00
ProFund VP Emerging Markets	10.07	4.88	0.00
ProFund VP Europe 30	11.47	6.23	0.00
ProFund VP Falling U.S. Dollar	9.92	9.13	0.00
ProFund VP Financials	8.55	4.10	0.00
ProFund VP Health Care	10.98	8.07	0.00
ProFund VP Industrials	10.79	6.23	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.60	5.67	0.00
ProFund VP Japan	8.95	5.14	0.00
ProFund VP Large-Cap Growth	10.94	6.85	0.00
ProFund VP Large-Cap Value	10.50	6.06	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.43	6.19	0.00
ProFund VP Mid-Cap Value	9.77	6.04	0.00
ProFund VP Money Market	10.13	9.91	61573.37
ProFund VP NASDAQ-100	11.57	6.46	398.68
ProFund VP Oil & Gas	13.18	8.06	0.00
ProFund VP Pharmaceuticals	10.75	8.40	0.00
ProFund VP Precious Metals	10.19	6.85	0.00
ProFund VP Real Estate	9.25	5.27	0.00
ProFund VP Rising Rates Opportunity	8.45	5.08	0.00
ProFund VP Semiconductor	9.35	4.55	0.00
ProFund VP Short Dow 30	8.70	10.60	0.00
ProFund VP Short Emerging Markets	9.87	12.66	0.00
ProFund VP Short International	10.20	13.69	0.00
ProFund VP Short Mid-Cap	9.54	12.21	1700.83
ProFund VP Short NASDAQ-100	8.38	12.05	2230.00
ProFund VP Short Small-Cap	9.84	11.85	2628.97
ProFund VP Small-Cap	9.48	5.94	0.00
ProFund VP Small-Cap Growth	9.77	6.25	0.00
ProFund VP Small-Cap Value	9.12	6.13	441.18
ProFund VP Technology	11.41	6.16	0.00
ProFund VP Telecommunications	12.35	7.86	0.00
ProFund VP U.S. Government Plus	11.61	16.88	0.00
ProFund VP UltraBull	10.97	3.47	0.00
ProFund VP UltraMid-Cap	9.65	3.05	0.00
ProFund VP UltraNASDAQ-100	12.51	3.31	0.00
ProFund VP UltraShort Dow 30	9.99	13.51	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.32	0.00
ProFund VP UltraSmall-Cap	8.33	2.73	0.00
ProFund VP Utilities	13.15	8.85	0.00
Rydex VT Dow 2x Strategy Fund	12.10	4.50	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.49	11.68	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.47	3.32	0.00
Rydex VT S&P 500 2x Strategy Fund	10.95	3.40	0.00
Rydex VT U.S. Government Money Market Fund	9.33	9.16	1660.48
Van Eck Worldwide Hard Assets Fund	13.85	7.21	0.00
Van Kampen LIT Growth and Income Portfolio	10.74	7.06	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.99	9.07	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.97	6.28	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.68	6.03	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.28	6.41	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.86	5.92	0.00

Table 26 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.51	7.56	0.00
AIM V.I. Basic Value Series II	10.34	4.82	0.00
AIM V.I. Global Real Estate Series II	11.55	6.19	0.00
AIM V.I. International Growth Series II	12.12	6.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.92	7.55	0.00
Alger American SmallCap Growth Portfolio	14.07	7.29	0.00
American Century VP Income & Growth Fund	11.04	6.99	0.00
American Century VP International Fund	14.79	7.90	0.00
American Century VP Large Company Value Fund	11.33	6.87	0.00
American Century VP Mid Cap Value Fund	11.21	8.21	0.00
American Century VP Ultra Fund	11.21	6.34	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.15	4.72	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.91	6.75	0.00
DireXion Dynamic HY Bond Fund	9.60	8.38	0.00
DireXion Evolution Managed Bond Fund	9.87	9.87	0.00
DireXion Evolution Managed Equity Fund	9.73	6.95	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.87	6.90	0.00
Dreyfus VIF Appreciation Portfolio	11.46	7.81	0.00
Dreyfus VIF International Value Portfolio	10.58	6.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.86	5.67	0.00
PIMCO VIT All Asset Portfolio	11.27	9.19	0.00
PIMCO VIT High Yield Portfolio	10.45	7.74	0.00
PIMCO VIT Low Duration Portfolio	10.55	10.18	1401.02
PIMCO VIT Real Return Portfolio	10.78	9.71	1455.99
PIMCO VIT Total Return Portfolio	10.80	10.97	1296.43
ProFund Access VP High Yield	10.24	9.47	0.00
ProFund VP Asia 30	16.26	7.76	0.00
ProFund VP Banks	7.47	3.85	0.00
ProFund VP Basic Materials	12.45	5.87	0.00
ProFund VP Bear	9.12	12.38	0.00
ProFund VP Biotechnology	9.71	9.59	0.00
ProFund VP Bull	10.73	6.48	0.00
ProFund VP Consumer Goods	11.34	8.06	0.00
ProFund VP Consumer Services	9.52	6.34	0.00
ProFund VP Dow 30	12.26	7.47	0.00
ProFund VP Emerging Markets	10.07	4.88	0.00
ProFund VP Europe 30	11.46	6.22	0.00
ProFund VP Falling U.S. Dollar	9.92	9.13	0.00
ProFund VP Financials	8.54	4.10	0.00
ProFund VP Health Care	10.97	8.05	0.00
ProFund VP Industrials	10.78	6.22	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.59	5.67	0.00
ProFund VP Japan	8.94	5.13	0.00
ProFund VP Large-Cap Growth	10.93	6.84	0.00
ProFund VP Large-Cap Value	10.49	6.06	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.42	6.18	0.00
ProFund VP Mid-Cap Value	9.76	6.03	0.00
ProFund VP Money Market	10.12	9.90	15234.91
ProFund VP NASDAQ-100	11.56	6.45	0.00
ProFund VP Oil & Gas	13.17	8.05	0.00
ProFund VP Pharmaceuticals	10.74	8.39	0.00
ProFund VP Precious Metals	10.19	6.84	0.00
ProFund VP Real Estate	9.24	5.27	0.00
ProFund VP Rising Rates Opportunity	8.44	5.08	0.00
ProFund VP Semiconductor	9.34	4.55	0.00
ProFund VP Short Dow 30	8.69	10.58	0.00
ProFund VP Short Emerging Markets	9.87	12.65	0.00
ProFund VP Short International	10.20	13.68	0.00
ProFund VP Short Mid-Cap	9.53	12.19	0.00
ProFund VP Short NASDAQ-100	8.37	12.03	0.00
ProFund VP Short Small-Cap	9.83	11.84	0.00
ProFund VP Small-Cap	9.47	5.93	0.00
ProFund VP Small-Cap Growth	9.76	6.25	0.00
ProFund VP Small-Cap Value	9.11	6.12	0.00
ProFund VP Technology	11.40	6.15	0.00
ProFund VP Telecommunications	12.34	7.85	0.00
ProFund VP U.S. Government Plus	11.61	16.85	0.00
ProFund VP UltraBull	10.96	3.46	0.00
ProFund VP UltraMid-Cap	9.64	3.04	0.00
ProFund VP UltraNASDAQ-100	12.50	3.30	0.00
ProFund VP UltraShort Dow 30	9.99	13.50	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.31	0.00
ProFund VP UltraSmall-Cap	8.32	2.73	0.00
ProFund VP Utilities	13.14	8.83	0.00
Rydex VT Dow 2x Strategy Fund	12.09	4.49	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.48	11.67	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.46	3.31	0.00
Rydex VT S&P 500 2x Strategy Fund	10.94	3.40	0.00
Rydex VT U.S. Government Money Market Fund	10.13	9.94	0.00
Van Eck Worldwide Hard Assets Fund	13.84	7.20	0.00
Van Kampen LIT Growth and Income Portfolio	10.73	7.05	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.98	9.06	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.96	6.27	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.67	6.02	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.27	6.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.85	5.92	0.00

Table 27 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Adaptive Allocation Portfolio	9.51	7.56	0.00
AIM V.I. Basic Value Series II	10.33	4.82	0.00
AIM V.I. Global Real Estate Series II	11.54	6.18	780.55
AIM V.I. International Growth Series II	12.11	6.98	888.61
AIM V.I. Mid Cap Core Equity Series II	10.91	7.54	950.09
Alger American SmallCap Growth Portfolio	17.26	8.93	644.22
American Century VP Income & Growth Fund	11.95	7.56	0.00
American Century VP International Fund	16.80	8.97	306.68
American Century VP Large Company Value Fund	11.37	6.90	0.00
American Century VP Mid Cap Value Fund	11.68	8.55	0.00
American Century VP Ultra Fund	10.83	6.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.14	4.72	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.90	6.74	911.73
DireXion Dynamic HY Bond Fund	9.59	8.37	0.00
DireXion Evolution Managed Bond Fund	9.86	9.86	0.00
DireXion Evolution Managed Equity Fund	9.73	6.94	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.86	6.89	0.00
Dreyfus VIF Appreciation Portfolio	11.45	7.80	0.00
Dreyfus VIF International Value Portfolio	10.57	6.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.22	5.90	0.00
PIMCO VIT All Asset Portfolio	11.26	9.18	0.00
PIMCO VIT High Yield Portfolio	10.44	7.73	7508.92
PIMCO VIT Low Duration Portfolio	10.54	10.16	1163.99
PIMCO VIT Real Return Portfolio	10.77	9.70	1200.97
PIMCO VIT Total Return Portfolio	10.79	10.95	1076.64
ProFund Access VP High Yield	10.23	9.46	0.00
ProFund VP Asia 30	16.25	7.75	196.44
ProFund VP Banks	7.47	3.84	0.00
ProFund VP Basic Materials	12.44	5.86	1179.76
ProFund VP Bear	9.11	12.36	935.57
ProFund VP Biotechnology	9.70	9.57	0.00
ProFund VP Bull	10.72	6.48	0.00
ProFund VP Consumer Goods	11.33	8.05	0.00
ProFund VP Consumer Services	9.52	6.33	0.00
ProFund VP Dow 30	12.25	7.46	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.45	6.21	272.58
ProFund VP Falling U.S. Dollar	9.92	9.12	0.00
ProFund VP Financials	8.54	4.09	0.00
ProFund VP Health Care	10.96	8.04	0.00
ProFund VP Industrials	10.77	6.21	285.99
ProFund VP International	9.75	5.25	0.00
ProFund VP Internet	10.58	5.66	0.00
ProFund VP Japan	8.93	5.12	0.00
ProFund VP Large-Cap Growth	10.92	6.83	0.00
ProFund VP Large-Cap Value	10.48	6.05	0.00
ProFund VP Mid-Cap	9.98	5.96	0.00
ProFund VP Mid-Cap Growth	10.41	6.18	487.75
ProFund VP Mid-Cap Value	9.76	6.02	0.00
ProFund VP Money Market	10.11	9.88	101888.61
ProFund VP NASDAQ-100	11.55	6.44	0.00
ProFund VP Oil & Gas	13.16	8.04	480.15
ProFund VP Pharmaceuticals	10.73	8.37	0.00
ProFund VP Precious Metals	10.18	6.83	0.00
ProFund VP Real Estate	9.24	5.26	432.04
ProFund VP Rising Rates Opportunity	8.43	5.07	0.00
ProFund VP Semiconductor	9.33	4.54	0.00
ProFund VP Short Dow 30	8.69	10.57	0.00
ProFund VP Short Emerging Markets	9.87	12.65	0.00
ProFund VP Short International	10.20	13.67	0.00
ProFund VP Short Mid-Cap	9.52	12.17	752.06
ProFund VP Short NASDAQ-100	8.37	12.02	978.60
ProFund VP Short Small-Cap	9.83	11.82	1158.66
ProFund VP Small-Cap	9.46	5.92	0.00
ProFund VP Small-Cap Growth	9.76	6.24	0.00
ProFund VP Small-Cap Value	9.10	6.12	0.00
ProFund VP Technology	11.39	6.14	0.00
ProFund VP Telecommunications	12.33	7.84	413.49
ProFund VP U.S. Government Plus	11.60	16.83	0.00
ProFund VP UltraBull	10.95	3.46	0.00
ProFund VP UltraMid-Cap	9.63	3.04	0.00
ProFund VP UltraNASDAQ-100	12.49	3.30	0.00
ProFund VP UltraShort Dow 30	9.98	13.49	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.30	0.00
ProFund VP UltraSmall-Cap	8.32	2.73	0.00
ProFund VP Utilities	13.13	8.82	802.99
Rydex VT Dow 2x Strategy Fund	12.08	4.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.47	11.65	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.45	3.31	0.00
Rydex VT S&P 500 2x Strategy Fund	10.93	3.39	0.00
Rydex VT U.S. Government Money Market Fund	9.28	9.10	0.00
Van Eck Worldwide Hard Assets Fund	13.82	7.19	1144.15
Van Kampen LIT Growth and Income Portfolio	10.72	7.05	465.66
Van Kampen UIF Emerging Markets Debt Portfolio	10.98	9.05	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.94	6.27	283.25
Van Kampen UIF Mid Cap Growth Portfolio	11.66	6.01	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.26	6.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.84	5.91	0.00

Table 28 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.51	7.55	0.00
AIM V.I. Basic Value Series II	10.32	4.81	0.00
AIM V.I. Global Real Estate Series II	11.53	6.18	0.00
AIM V.I. International Growth Series II	12.10	6.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.90	7.53	0.00
Alger American SmallCap Growth Portfolio	14.04	7.26	0.00
American Century VP Income & Growth Fund	11.02	6.97	0.00
American Century VP International Fund	14.75	7.87	0.00
American Century VP Large Company Value Fund	11.30	6.85	0.00
American Century VP Mid Cap Value Fund	11.18	8.18	0.00
American Century VP Ultra Fund	11.19	6.32	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.13	4.71	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.89	6.73	0.00
DireXion Dynamic HY Bond Fund	9.59	8.36	0.00
DireXion Evolution Managed Bond Fund	9.85	9.84	0.00
DireXion Evolution Managed Equity Fund	9.72	6.93	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.85	6.88	0.00
Dreyfus VIF Appreciation Portfolio	11.44	7.79	0.00
Dreyfus VIF International Value Portfolio	10.56	6.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.84	5.65	0.00
PIMCO VIT All Asset Portfolio	11.25	9.17	0.00
PIMCO VIT High Yield Portfolio	10.43	7.72	379.26
PIMCO VIT Low Duration Portfolio	10.53	10.15	0.00
PIMCO VIT Real Return Portfolio	10.76	9.68	0.00
PIMCO VIT Total Return Portfolio	10.78	10.94	0.00
ProFund Access VP High Yield	10.22	9.44	0.00
ProFund VP Asia 30	16.24	7.74	338.83
ProFund VP Banks	7.46	3.84	430.12
ProFund VP Basic Materials	12.43	5.85	0.00
ProFund VP Bear	9.11	12.35	0.00
ProFund VP Biotechnology	9.69	9.56	0.00
ProFund VP Bull	10.71	6.47	0.00
ProFund VP Consumer Goods	11.32	8.04	297.25
ProFund VP Consumer Services	9.51	6.32	0.00
ProFund VP Dow 30	12.24	7.45	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.44	6.20	373.24
ProFund VP Falling U.S. Dollar	9.92	9.12	0.00
ProFund VP Financials	8.53	4.09	400.84
ProFund VP Health Care	10.95	8.03	0.00
ProFund VP Industrials	10.76	6.20	0.00
ProFund VP International	9.75	5.25	370.21
ProFund VP Internet	10.57	5.65	0.00
ProFund VP Japan	8.93	5.12	0.00
ProFund VP Large-Cap Growth	10.91	6.82	322.61
ProFund VP Large-Cap Value	10.47	6.04	0.00
ProFund VP Mid-Cap	9.98	5.96	0.00
ProFund VP Mid-Cap Growth	10.40	6.17	0.00
ProFund VP Mid-Cap Value	9.75	6.02	382.13
ProFund VP Money Market	10.10	9.87	1254.51
ProFund VP NASDAQ-100	11.54	6.43	322.40
ProFund VP Oil & Gas	13.15	8.03	0.00
ProFund VP Pharmaceuticals	10.72	8.36	0.00
ProFund VP Precious Metals	10.17	6.82	0.00
ProFund VP Real Estate	9.23	5.25	0.00
ProFund VP Rising Rates Opportunity	8.42	5.06	0.00
ProFund VP Semiconductor	9.33	4.54	0.00
ProFund VP Short Dow 30	8.68	10.56	0.00
ProFund VP Short Emerging Markets	9.87	12.64	0.00
ProFund VP Short International	10.20	13.66	0.00
ProFund VP Short Mid-Cap	9.52	12.16	0.00
ProFund VP Short NASDAQ-100	8.36	12.00	0.00
ProFund VP Short Small-Cap	9.82	11.80	0.00
ProFund VP Small-Cap	9.45	5.92	0.00
ProFund VP Small-Cap Growth	9.75	6.23	0.00
ProFund VP Small-Cap Value	9.10	6.11	387.72
ProFund VP Technology	11.38	6.14	0.00
ProFund VP Telecommunications	12.32	7.83	0.00
ProFund VP U.S. Government Plus	11.59	16.81	0.00
ProFund VP UltraBull	10.94	3.45	0.00
ProFund VP UltraMid-Cap	9.63	3.03	0.00
ProFund VP UltraNASDAQ-100	12.48	3.29	0.00
ProFund VP UltraShort Dow 30	9.98	13.48	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.29	0.00
ProFund VP UltraSmall-Cap	8.31	2.72	0.00
ProFund VP Utilities	13.12	8.81	0.00
Rydex VT Dow 2x Strategy Fund	12.07	4.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.47	11.64	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.44	3.30	0.00
Rydex VT S&P 500 2x Strategy Fund	10.92	3.39	0.00
Rydex VT U.S. Government Money Market Fund	10.11	9.91	0.00
Van Eck Worldwide Hard Assets Fund	13.81	7.18	0.00
Van Kampen LIT Growth and Income Portfolio	10.71	7.04	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.97	9.03	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.93	6.26	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.65	6.00	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.25	6.39	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.83	5.90	0.00

Table 29 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.50	7.55	0.00
AIM V.I. Basic Value Series II	10.31	4.80	0.00
AIM V.I. Global Real Estate Series II	11.52	6.17	0.00
AIM V.I. International Growth Series II	12.09	6.96	0.00
AIM V.I. Mid Cap Core Equity Series II	10.89	7.52	457.93
Alger American SmallCap Growth Portfolio	15.12	7.82	0.00
American Century VP Income & Growth Fund	10.98	6.94	514.35
American Century VP International Fund	14.93	7.97	309.94
American Century VP Large Company Value Fund	11.27	6.83	0.00
American Century VP Mid Cap Value Fund	11.68	8.54	0.00
American Century VP Ultra Fund	11.10	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.12	4.70	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.88	6.72	0.00
DireXion Dynamic HY Bond Fund	9.58	8.35	0.00
DireXion Evolution Managed Bond Fund	9.84	9.83	14744.05
DireXion Evolution Managed Equity Fund	9.71	6.92	34017.37
Dreyfus Socially Responsible Growth Fund, Inc.	10.84	6.87	0.00
Dreyfus VIF Appreciation Portfolio	11.43	7.78	1081.60
Dreyfus VIF International Value Portfolio	10.55	6.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.15	5.84	0.00
PIMCO VIT All Asset Portfolio	11.25	9.16	125.80
PIMCO VIT High Yield Portfolio	10.42	7.71	0.00
PIMCO VIT Low Duration Portfolio	10.52	10.14	1290.41
PIMCO VIT Real Return Portfolio	10.75	9.67	1633.25
PIMCO VIT Total Return Portfolio	10.77	10.92	1499.08
ProFund Access VP High Yield	10.21	9.43	0.00
ProFund VP Asia 30	16.22	7.73	0.00
ProFund VP Banks	7.46	3.83	0.00
ProFund VP Basic Materials	12.42	5.84	0.00
ProFund VP Bear	9.10	12.33	3442.03
ProFund VP Biotechnology	9.68	9.55	0.00
ProFund VP Bull	10.70	6.46	0.00
ProFund VP Consumer Goods	11.31	8.03	0.00
ProFund VP Consumer Services	9.50	6.31	0.00
ProFund VP Dow 30	12.23	7.44	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.43	6.20	0.00
ProFund VP Falling U.S. Dollar	9.92	9.11	0.00
ProFund VP Financials	8.52	4.08	0.00
ProFund VP Health Care	10.94	8.02	0.00
ProFund VP Industrials	10.75	6.20	0.00
ProFund VP International	9.75	5.25	0.00
ProFund VP Internet	10.57	5.64	0.00
ProFund VP Japan	8.92	5.11	0.00
ProFund VP Large-Cap Growth	10.90	6.81	0.00
ProFund VP Large-Cap Value	10.46	6.03	0.00
ProFund VP Mid-Cap	9.98	5.96	0.00
ProFund VP Mid-Cap Growth	10.39	6.16	0.00
ProFund VP Mid-Cap Value	9.74	6.01	0.00
ProFund VP Money Market	10.09	9.86	75441.77
ProFund VP NASDAQ-100	11.53	6.42	0.00
ProFund VP Oil & Gas	13.14	8.02	0.00
ProFund VP Pharmaceuticals	10.72	8.35	0.00
ProFund VP Precious Metals	10.16	6.81	0.00
ProFund VP Real Estate	9.22	5.24	0.00
ProFund VP Rising Rates Opportunity	8.42	5.06	0.00
ProFund VP Semiconductor	9.32	4.53	0.00
ProFund VP Short Dow 30	8.67	10.54	0.00
ProFund VP Short Emerging Markets	9.87	12.63	0.00
ProFund VP Short International	10.20	13.66	0.00
ProFund VP Short Mid-Cap	9.51	12.14	2766.59
ProFund VP Short NASDAQ-100	8.35	11.98	3627.38
ProFund VP Short Small-Cap	9.81	11.79	4276.34
ProFund VP Small-Cap	9.45	5.91	386.75
ProFund VP Small-Cap Growth	9.74	6.22	373.13
ProFund VP Small-Cap Value	9.09	6.10	0.00
ProFund VP Technology	11.37	6.13	0.00
ProFund VP Telecommunications	12.31	7.82	0.00
ProFund VP U.S. Government Plus	11.58	16.79	0.00
ProFund VP UltraBull	10.93	3.45	0.00
ProFund VP UltraMid-Cap	9.62	3.03	0.00
ProFund VP UltraNASDAQ-100	12.47	3.29	0.00
ProFund VP UltraShort Dow 30	9.98	13.48	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.28	0.00
ProFund VP UltraSmall-Cap	8.30	2.72	0.00
ProFund VP Utilities	13.11	8.80	0.00
Rydex VT Dow 2x Strategy Fund	12.06	4.47	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.46	11.62	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.43	3.30	0.00
Rydex VT S&P 500 2x Strategy Fund	10.91	3.38	0.00
Rydex VT U.S. Government Money Market Fund	10.03	9.82	0.00
Van Eck Worldwide Hard Assets Fund	13.80	7.17	120.20
Van Kampen LIT Growth and Income Portfolio	10.70	7.03	1478.23
Van Kampen UIF Emerging Markets Debt Portfolio	10.96	9.02	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.92	6.25	146.82
Van Kampen UIF Mid Cap Growth Portfolio	11.64	5.99	383.75
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.24	6.38	348.90
Van Kampen UIF U.S. Real Estate Portfolio	9.82	5.89	612.74

Table 30 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.50	7.54	0.00
AIM V.I. Basic Value Series II	10.31	4.80	0.00
AIM V.I. Global Real Estate Series II	11.51	6.16	0.00
AIM V.I. International Growth Series II	12.08	6.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.88	7.51	118.88
Alger American SmallCap Growth Portfolio	17.11	8.84	0.00
American Century VP Income & Growth Fund	11.85	7.49	123.65
American Century VP International Fund	16.65	8.88	72.08
American Century VP Large Company Value Fund	11.32	6.85	0.00
American Century VP Mid Cap Value Fund	11.63	8.50	0.00
American Century VP Ultra Fund	10.78	6.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.12	4.70	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.87	6.71	0.00
DireXion Dynamic HY Bond Fund	9.57	8.34	0.00
DireXion Evolution Managed Bond Fund	9.83	9.82	0.00
DireXion Evolution Managed Equity Fund	9.70	6.91	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.83	6.86	0.00
Dreyfus VIF Appreciation Portfolio	11.42	7.77	280.80
Dreyfus VIF International Value Portfolio	10.54	6.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.18	5.86	0.00
PIMCO VIT All Asset Portfolio	11.24	9.14	32.66
PIMCO VIT High Yield Portfolio	10.41	7.70	0.00
PIMCO VIT Low Duration Portfolio	10.51	10.12	2522.50
PIMCO VIT Real Return Portfolio	10.74	9.66	2684.94
PIMCO VIT Total Return Portfolio	10.76	10.91	2412.99
ProFund Access VP High Yield	10.20	9.42	0.00
ProFund VP Asia 30	16.21	7.71	0.00
ProFund VP Banks	7.45	3.83	244.23
ProFund VP Basic Materials	12.41	5.84	333.06
ProFund VP Bear	9.09	12.31	118.38
ProFund VP Biotechnology	9.67	9.54	109.94
ProFund VP Bull	10.69	6.45	1079.57
ProFund VP Consumer Goods	11.30	8.02	0.00
ProFund VP Consumer Services	9.49	6.30	0.00
ProFund VP Dow 30	12.22	7.43	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.42	6.19	91.75
ProFund VP Falling U.S. Dollar	9.92	9.11	0.00
ProFund VP Financials	8.51	4.08	0.00
ProFund VP Health Care	10.93	8.01	0.00
ProFund VP Industrials	10.74	6.19	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.56	5.64	0.00
ProFund VP Japan	8.91	5.10	0.00
ProFund VP Large-Cap Growth	10.90	6.80	0.00
ProFund VP Large-Cap Value	10.45	6.02	0.00
ProFund VP Mid-Cap	9.98	5.95	0.00
ProFund VP Mid-Cap Growth	10.39	6.15	0.00
ProFund VP Mid-Cap Value	9.73	6.00	92.89
ProFund VP Money Market	10.08	9.84	59055.49
ProFund VP NASDAQ-100	11.52	6.41	305.61
ProFund VP Oil & Gas	13.13	8.01	91.05
ProFund VP Pharmaceuticals	10.71	8.34	0.00
ProFund VP Precious Metals	10.15	6.80	0.00
ProFund VP Real Estate	9.21	5.24	0.00
ProFund VP Rising Rates Opportunity	8.41	5.05	107.55
ProFund VP Semiconductor	9.31	4.52	0.00
ProFund VP Short Dow 30	8.67	10.53	0.00
ProFund VP Short Emerging Markets	9.87	12.63	0.00
ProFund VP Short International	10.20	13.65	0.00
ProFund VP Short Mid-Cap	9.50	12.12	95.16
ProFund VP Short NASDAQ-100	8.34	11.97	124.75
ProFund VP Short Small-Cap	9.80	11.77	147.08
ProFund VP Small-Cap	9.44	5.90	100.40
ProFund VP Small-Cap Growth	9.73	6.21	96.87
ProFund VP Small-Cap Value	9.08	6.09	440.48
ProFund VP Technology	11.36	6.12	0.00
ProFund VP Telecommunications	12.30	7.81	0.00
ProFund VP U.S. Government Plus	11.57	16.76	0.00
ProFund VP UltraBull	10.92	3.45	0.00
ProFund VP UltraMid-Cap	9.61	3.02	0.00
ProFund VP UltraNASDAQ-100	12.46	3.29	0.00
ProFund VP UltraShort Dow 30	9.98	13.47	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.27	0.00
ProFund VP UltraSmall-Cap	8.29	2.71	0.00
ProFund VP Utilities	13.10	8.79	0.00
Rydex VT Dow 2x Strategy Fund	12.05	4.47	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.46	11.61	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.42	3.29	0.00
Rydex VT S&P 500 2x Strategy Fund	10.90	3.38	0.00
Rydex VT U.S. Government Money Market Fund	9.20	9.01	0.00
Van Eck Worldwide Hard Assets Fund	13.79	7.16	31.20
Van Kampen LIT Growth and Income Portfolio	10.70	7.02	383.77
Van Kampen UIF Emerging Markets Debt Portfolio	10.95	9.01	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.91	6.24	38.12
Van Kampen UIF Mid Cap Growth Portfolio	11.63	5.99	99.63
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.23	6.37	90.58
Van Kampen UIF U.S. Real Estate Portfolio	9.82	5.88	159.08

Table 31 – 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.50	7.53	0.00
AIM V.I. Basic Value Series II	10.30	4.79	0.00
AIM V.I. Global Real Estate Series II	11.50	6.15	0.00
AIM V.I. International Growth Series II	12.07	6.94	1993.11
AIM V.I. Mid Cap Core Equity Series II	10.88	7.50	0.00
Alger American SmallCap Growth Portfolio	11.56	5.97	361.08
American Century VP Income & Growth Fund	10.52	6.64	0.00
American Century VP International Fund	12.16	6.48	0.00
American Century VP Large Company Value Fund	10.53	6.37	0.00
American Century VP Mid Cap Value Fund	10.29	7.52	0.00
American Century VP Ultra Fund	11.19	6.32	1634.75
Credit Suisse Trust - Global Small Cap Portfolio	9.11	4.69	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.86	6.71	0.00
DireXion Dynamic HY Bond Fund	9.56	8.33	0.00
DireXion Evolution Managed Bond Fund	9.83	9.81	0.00
DireXion Evolution Managed Equity Fund	9.69	6.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.83	6.85	0.00
Dreyfus VIF Appreciation Portfolio	11.41	7.76	0.00
Dreyfus VIF International Value Portfolio	10.53	6.37	1096.58
Goldman Sachs VIT Structured Small Cap Equity Fund	7.90	5.04	592.02
PIMCO VIT All Asset Portfolio	11.23	9.13	0.00
PIMCO VIT High Yield Portfolio	10.40	7.69	0.00
PIMCO VIT Low Duration Portfolio	10.50	10.11	3416.22
PIMCO VIT Real Return Portfolio	10.73	9.64	1520.96
PIMCO VIT Total Return Portfolio	10.75	10.89	3516.55
ProFund Access VP High Yield	10.19	9.40	0.00
ProFund VP Asia 30	16.20	7.70	0.00
ProFund VP Banks	7.44	3.82	0.00
ProFund VP Basic Materials	12.40	5.83	0.00
ProFund VP Bear	9.08	12.30	5890.73
ProFund VP Biotechnology	9.67	9.52	0.00
ProFund VP Bull	10.68	6.44	0.00
ProFund VP Consumer Goods	11.29	8.00	0.00
ProFund VP Consumer Services	9.48	6.30	0.00
ProFund VP Dow 30	12.21	7.42	0.00
ProFund VP Emerging Markets	10.07	4.86	0.00
ProFund VP Europe 30	11.41	6.18	0.00
ProFund VP Falling U.S. Dollar	9.92	9.10	0.00
ProFund VP Financials	8.51	4.07	0.00
ProFund VP Health Care	10.92	8.00	0.00
ProFund VP Industrials	10.73	6.18	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.55	5.63	0.00
ProFund VP Japan	8.90	5.10	0.00
ProFund VP Large-Cap Growth	10.89	6.79	1597.82
ProFund VP Large-Cap Value	10.45	6.02	0.00
ProFund VP Mid-Cap	9.98	5.95	0.00
ProFund VP Mid-Cap Growth	10.38	6.14	0.00
ProFund VP Mid-Cap Value	9.72	5.99	1046.60
ProFund VP Money Market	10.08	9.83	57539.70
ProFund VP NASDAQ-100	11.51	6.40	0.00
ProFund VP Oil & Gas	13.12	8.00	0.00
ProFund VP Pharmaceuticals	10.70	8.33	0.00
ProFund VP Precious Metals	10.14	6.79	0.00
ProFund VP Real Estate	9.20	5.23	0.00
ProFund VP Rising Rates Opportunity	8.40	5.04	0.00
ProFund VP Semiconductor	9.30	4.52	0.00
ProFund VP Short Dow 30	8.66	10.51	0.00
ProFund VP Short Emerging Markets	9.87	12.62	0.00
ProFund VP Short International	10.20	13.64	0.00
ProFund VP Short Mid-Cap	9.49	12.11	4730.99
ProFund VP Short NASDAQ-100	8.34	11.95	6171.43
ProFund VP Short Small-Cap	9.79	11.76	7288.77
ProFund VP Small-Cap	9.43	5.89	403.67
ProFund VP Small-Cap Growth	9.72	6.20	0.00
ProFund VP Small-Cap Value	9.07	6.08	331.68
ProFund VP Technology	11.35	6.11	0.00
ProFund VP Telecommunications	12.29	7.80	0.00
ProFund VP U.S. Government Plus	11.56	16.74	0.00
ProFund VP UltraBull	10.91	3.44	0.00
ProFund VP UltraMid-Cap	9.60	3.02	0.00
ProFund VP UltraNASDAQ-100	12.45	3.28	0.00
ProFund VP UltraShort Dow 30	9.98	13.46	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.26	0.00
ProFund VP UltraSmall-Cap	8.29	2.71	0.00
ProFund VP Utilities	13.09	8.78	0.00
Rydex VT Dow 2x Strategy Fund	12.04	4.46	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.45	11.59	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.41	3.29	0.00
Rydex VT S&P 500 2x Strategy Fund	10.90	3.37	0.00
Rydex VT U.S. Government Money Market Fund	10.10	9.88	1304.49
Van Eck Worldwide Hard Assets Fund	13.78	7.15	1076.65
Van Kampen LIT Growth and Income Portfolio	10.69	7.01	2138.78
Van Kampen UIF Emerging Markets Debt Portfolio	10.94	9.00	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.89	6.23	336.06
Van Kampen UIF Mid Cap Growth Portfolio	11.62	5.98	904.75
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.23	6.36	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.81	5.88	535.33

Table 32 – 3.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.49	7.53	0.00
AIM V.I. Basic Value Series II	10.29	4.78	0.00
AIM V.I. Global Real Estate Series II	11.49	6.14	0.00
AIM V.I. International Growth Series II	12.06	6.93	0.00
AIM V.I. Mid Cap Core Equity Series II	10.87	7.49	0.00
Alger American SmallCap Growth Portfolio	17.01	8.78	0.00
American Century VP Income & Growth Fund	11.78	7.43	0.00
American Century VP International Fund	16.55	8.82	0.00
American Century VP Large Company Value Fund	11.28	6.83	0.00
American Century VP Mid Cap Value Fund	11.60	8.46	0.00
American Century VP Ultra Fund	10.74	6.06	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.10	4.69	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.85	6.70	0.00
DireXion Dynamic HY Bond Fund	9.55	8.32	0.00
DireXion Evolution Managed Bond Fund	9.82	9.79	0.00
DireXion Evolution Managed Equity Fund	9.69	6.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.82	6.84	0.00
Dreyfus VIF Appreciation Portfolio	11.40	7.75	0.00
Dreyfus VIF International Value Portfolio	10.52	6.36	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.15	5.84	0.00
PIMCO VIT All Asset Portfolio	11.22	9.12	0.00
PIMCO VIT High Yield Portfolio	10.40	7.68	0.00
PIMCO VIT Low Duration Portfolio	10.50	10.10	3209.59
PIMCO VIT Real Return Portfolio	10.72	9.63	3308.03
PIMCO VIT Total Return Portfolio	10.75	10.88	2968.53
ProFund Access VP High Yield	10.19	9.39	0.00
ProFund VP Asia 30	16.18	7.69	0.00
ProFund VP Banks	7.44	3.82	0.00
ProFund VP Basic Materials	12.39	5.82	0.00
ProFund VP Bear	9.08	12.28	3527.11
ProFund VP Biotechnology	9.66	9.51	0.00
ProFund VP Bull	10.67	6.43	0.00
ProFund VP Consumer Goods	11.28	7.99	0.00
ProFund VP Consumer Services	9.48	6.29	0.00
ProFund VP Dow 30	12.20	7.41	0.00
ProFund VP Emerging Markets	10.07	4.86	0.00
ProFund VP Europe 30	11.40	6.17	0.00
ProFund VP Falling U.S. Dollar	9.92	9.10	0.00
ProFund VP Financials	8.50	4.06	0.00
ProFund VP Health Care	10.92	7.99	0.00
ProFund VP Industrials	10.73	6.17	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.54	5.62	0.00
ProFund VP Japan	8.90	5.09	0.00
ProFund VP Large-Cap Growth	10.88	6.78	0.00
ProFund VP Large-Cap Value	10.44	6.01	0.00
ProFund VP Mid-Cap	9.98	5.95	0.00
ProFund VP Mid-Cap Growth	10.37	6.13	0.00
ProFund VP Mid-Cap Value	9.72	5.98	0.00
ProFund VP Money Market	10.07	9.82	77297.16
ProFund VP NASDAQ-100	11.50	6.40	0.00
ProFund VP Oil & Gas	13.10	7.99	0.00
ProFund VP Pharmaceuticals	10.69	8.32	0.00
ProFund VP Precious Metals	10.13	6.78	0.00
ProFund VP Real Estate	9.20	5.22	0.00
ProFund VP Rising Rates Opportunity	8.40	5.04	0.00
ProFund VP Semiconductor	9.29	4.51	0.00
ProFund VP Short Dow 30	8.65	10.50	0.00
ProFund VP Short Emerging Markets	9.87	12.61	0.00
ProFund VP Short International	10.20	13.63	0.00
ProFund VP Short Mid-Cap	9.49	12.09	2846.30
ProFund VP Short NASDAQ-100	8.33	11.94	3658.50
ProFund VP Short Small-Cap	9.79	11.74	4385.12
ProFund VP Small-Cap	9.42	5.88	0.00
ProFund VP Small-Cap Growth	9.71	6.20	0.00
ProFund VP Small-Cap Value	9.06	6.08	0.00
ProFund VP Technology	11.34	6.10	0.00
ProFund VP Telecommunications	12.28	7.79	0.00
ProFund VP U.S. Government Plus	11.55	16.72	0.00
ProFund VP UltraBull	10.90	3.44	0.00
ProFund VP UltraMid-Cap	9.59	3.02	0.00
ProFund VP UltraNASDAQ-100	12.44	3.28	0.00
ProFund VP UltraShort Dow 30	9.98	13.45	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.25	0.00
ProFund VP UltraSmall-Cap	8.28	2.71	0.00
ProFund VP Utilities	13.08	8.76	0.00
Rydex VT Dow 2x Strategy Fund	12.03	4.45	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.44	11.58	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.40	3.29	0.00
Rydex VT S&P 500 2x Strategy Fund	10.89	3.37	0.00
Rydex VT U.S. Government Money Market Fund	9.15	8.95	0.00
Van Eck Worldwide Hard Assets Fund	13.77	7.14	0.00
Van Kampen LIT Growth and Income Portfolio	10.68	7.00	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.93	8.99	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.88	6.22	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.61	5.97	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.22	6.35	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.80	5.87	0.00

Table 33 – 3.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Adaptive Allocation Portfolio	9.49	7.52	0.00
AIM V.I. Basic Value Series II	10.28	4.78	0.00
AIM V.I. Global Real Estate Series II	11.48	6.13	0.00
AIM V.I. International Growth Series II	12.05	6.92	0.00
AIM V.I. Mid Cap Core Equity Series II	10.86	7.48	0.00
Alger American SmallCap Growth Portfolio	13.95	7.20	0.00
American Century VP Income & Growth Fund	10.95	6.91	0.00
American Century VP International Fund	14.66	7.81	0.00
American Century VP Large Company Value Fund	11.23	6.79	0.00
American Century VP Mid Cap Value Fund	11.12	8.11	0.00
American Century VP Ultra Fund	11.12	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.09	4.68	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.84	6.69	0.00
DireXion Dynamic HY Bond Fund	9.55	8.31	0.00
DireXion Evolution Managed Bond Fund	9.81	9.78	0.00
DireXion Evolution Managed Equity Fund	9.68	6.89	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.81	6.83	0.00
Dreyfus VIF Appreciation Portfolio	11.39	7.74	0.00
Dreyfus VIF International Value Portfolio	10.52	6.35	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.79	5.60	0.00
PIMCO VIT All Asset Portfolio	11.21	9.11	0.00
PIMCO VIT High Yield Portfolio	10.39	7.67	0.00
PIMCO VIT Low Duration Portfolio	10.49	10.08	172.44
PIMCO VIT Real Return Portfolio	10.72	9.62	180.78
PIMCO VIT Total Return Portfolio	10.74	10.86	159.68
ProFund Access VP High Yield	10.18	9.38	0.00
ProFund VP Asia 30	16.17	7.68	0.00
ProFund VP Banks	7.43	3.81	0.00
ProFund VP Basic Materials	12.38	5.81	0.00
ProFund VP Bear	9.07	12.26	708.55
ProFund VP Biotechnology	9.65	9.50	0.00
ProFund VP Bull	10.66	6.42	0.00
ProFund VP Consumer Goods	11.27	7.98	0.00
ProFund VP Consumer Services	9.47	6.28	0.00
ProFund VP Dow 30	12.19	7.40	0.00
ProFund VP Emerging Markets	10.07	4.86	0.00
ProFund VP Europe 30	11.39	6.16	0.00
ProFund VP Falling U.S. Dollar	9.91	9.09	0.00
ProFund VP Financials	8.49	4.06	0.00
ProFund VP Health Care	10.91	7.98	0.00
ProFund VP Industrials	10.72	6.16	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.53	5.61	0.00
ProFund VP Japan	8.89	5.08	0.00
ProFund VP Large-Cap Growth	10.87	6.77	0.00
ProFund VP Large-Cap Value	10.43	6.00	0.00
ProFund VP Mid-Cap	9.98	5.94	0.00
ProFund VP Mid-Cap Growth	10.36	6.13	0.00
ProFund VP Mid-Cap Value	9.71	5.98	0.00
ProFund VP Money Market	10.06	9.80	4415.13
ProFund VP NASDAQ-100	11.49	6.39	0.00
ProFund VP Oil & Gas	13.09	7.98	0.00
ProFund VP Pharmaceuticals	10.68	8.31	0.00
ProFund VP Precious Metals	10.13	6.78	0.00
ProFund VP Real Estate	9.19	5.22	0.00
ProFund VP Rising Rates Opportunity	8.39	5.03	1250.21
ProFund VP Semiconductor	9.29	4.51	0.00
ProFund VP Short Dow 30	8.64	10.49	0.00
ProFund VP Short Emerging Markets	9.87	12.61	0.00
ProFund VP Short International	10.20	13.63	0.00
ProFund VP Short Mid-Cap	9.48	12.08	575.61
ProFund VP Short NASDAQ-100	8.32	11.92	729.03
ProFund VP Short Small-Cap	9.78	11.73	889.34
ProFund VP Small-Cap	9.41	5.88	0.00
ProFund VP Small-Cap Growth	9.71	6.19	0.00
ProFund VP Small-Cap Value	9.06	6.07	0.00
ProFund VP Technology	11.33	6.09	0.00
ProFund VP Telecommunications	12.27	7.78	0.00
ProFund VP U.S. Government Plus	11.54	16.70	0.00
ProFund VP UltraBull	10.89	3.43	0.00
ProFund VP UltraMid-Cap	9.59	3.01	0.00
ProFund VP UltraNASDAQ-100	12.43	3.27	0.00
ProFund VP UltraShort Dow 30	9.98	13.45	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.24	0.00
ProFund VP UltraSmall-Cap	8.27	2.70	3071.06
ProFund VP Utilities	13.07	8.75	0.00
Rydex VT Dow 2x Strategy Fund	12.02	4.45	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.44	11.56	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.39	3.28	0.00
Rydex VT S&P 500 2x Strategy Fund	10.88	3.36	0.00
Rydex VT U.S. Government Money Market Fund	10.05	9.82	0.00
Van Eck Worldwide Hard Assets Fund	13.75	7.14	0.00
Van Kampen LIT Growth and Income Portfolio	10.67	6.99	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.92	8.97	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.87	6.22	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.60	5.96	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.21	6.34	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.79	5.86	0.00

Table 34 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.49	7.52	0.00
AIM V.I. Basic Value Series II	10.27	4.77	0.00
AIM V.I. Global Real Estate Series II	11.47	6.13	0.00
AIM V.I. International Growth Series II	12.04	6.92	0.00
AIM V.I. Mid Cap Core Equity Series II	10.85	7.47	0.00
Alger American SmallCap Growth Portfolio	11.53	5.95	0.00
American Century VP Income & Growth Fund	10.50	6.62	0.00
American Century VP International Fund	12.13	6.46	0.00
American Century VP Large Company Value Fund	10.50	6.35	0.00
American Century VP Mid Cap Value Fund	10.27	7.49	0.00
American Century VP Ultra Fund	11.16	6.29	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.09	4.67	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.84	6.68	0.00
DireXion Dynamic HY Bond Fund	9.54	8.29	1516.54
DireXion Evolution Managed Bond Fund	9.80	9.77	0.00
DireXion Evolution Managed Equity Fund	9.67	6.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.80	6.82	0.00
Dreyfus VIF Appreciation Portfolio	11.38	7.73	0.00
Dreyfus VIF International Value Portfolio	10.51	6.35	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.88	5.02	0.00
PIMCO VIT All Asset Portfolio	11.20	9.10	0.00
PIMCO VIT High Yield Portfolio	10.38	7.66	1816.22
PIMCO VIT Low Duration Portfolio	10.48	10.07	868.79
PIMCO VIT Real Return Portfolio	10.71	9.61	897.86
PIMCO VIT Total Return Portfolio	10.73	10.85	803.64
ProFund Access VP High Yield	10.17	9.37	0.00
ProFund VP Asia 30	16.15	7.67	0.00
ProFund VP Banks	7.43	3.81	0.00
ProFund VP Basic Materials	12.37	5.80	1328.82
ProFund VP Bear	9.06	12.25	4710.24
ProFund VP Biotechnology	9.64	9.49	0.00
ProFund VP Bull	10.65	6.42	0.00
ProFund VP Consumer Goods	11.26	7.97	0.00
ProFund VP Consumer Services	9.46	6.27	0.00
ProFund VP Dow 30	12.18	7.39	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.38	6.15	0.00
ProFund VP Falling U.S. Dollar	9.91	9.09	0.00
ProFund VP Financials	8.49	4.05	0.00
ProFund VP Health Care	10.90	7.97	949.45
ProFund VP Industrials	10.71	6.16	0.00
ProFund VP International	9.74	5.23	0.00
ProFund VP Internet	10.52	5.61	0.00
ProFund VP Japan	8.88	5.07	0.00
ProFund VP Large-Cap Growth	10.86	6.76	0.00
ProFund VP Large-Cap Value	10.42	5.99	0.00
ProFund VP Mid-Cap	9.98	5.94	0.00
ProFund VP Mid-Cap Growth	10.35	6.12	0.00
ProFund VP Mid-Cap Value	9.70	5.97	0.00
ProFund VP Money Market	10.05	9.79	33405.58
ProFund VP NASDAQ-100	11.48	6.38	0.00
ProFund VP Oil & Gas	13.08	7.97	1085.21
ProFund VP Pharmaceuticals	10.67	8.30	0.00
ProFund VP Precious Metals	10.12	6.77	0.00
ProFund VP Real Estate	9.18	5.21	0.00
ProFund VP Rising Rates Opportunity	8.38	5.02	0.00
ProFund VP Semiconductor	9.28	4.50	0.00
ProFund VP Short Dow 30	8.64	10.47	0.00
ProFund VP Short Emerging Markets	9.86	12.60	0.00
ProFund VP Short International	10.20	13.62	0.00
ProFund VP Short Mid-Cap	9.47	12.06	2795.62
ProFund VP Short NASDAQ-100	8.32	11.90	3632.28
ProFund VP Short Small-Cap	9.77	11.71	4304.10
ProFund VP Small-Cap	9.41	5.87	0.00
ProFund VP Small-Cap Growth	9.70	6.18	0.00
ProFund VP Small-Cap Value	9.05	6.06	0.00
ProFund VP Technology	11.32	6.09	0.00
ProFund VP Telecommunications	12.26	7.77	1108.26
ProFund VP U.S. Government Plus	11.53	16.68	0.00
ProFund VP UltraBull	10.88	3.43	0.00
ProFund VP UltraMid-Cap	9.58	3.01	0.00
ProFund VP UltraNASDAQ-100	12.42	3.27	0.00
ProFund VP UltraShort Dow 30	9.98	13.44	581.31
ProFund VP UltraShort NASDAQ-100	9.80	17.23	0.00
ProFund VP UltraSmall-Cap	8.27	2.70	0.00
ProFund VP Utilities	13.06	8.74	0.00
Rydex VT Dow 2x Strategy Fund	12.01	4.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.43	11.54	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.38	3.28	0.00
Rydex VT S&P 500 2x Strategy Fund	10.87	3.36	0.00
Rydex VT U.S. Government Money Market Fund	10.07	9.84	12580.07
Van Eck Worldwide Hard Assets Fund	13.74	7.13	0.00
Van Kampen LIT Growth and Income Portfolio	10.66	6.98	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.91	8.96	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.86	6.21	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.59	5.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.20	6.34	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.78	5.85	0.00

Table 35 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.48	7.51	0.00
AIM V.I. Basic Value Series II	10.26	4.77	0.00
AIM V.I. Global Real Estate Series II	11.46	6.12	0.00
AIM V.I. International Growth Series II	12.03	6.91	0.00
AIM V.I. Mid Cap Core Equity Series II	10.84	7.46	0.00
Alger American SmallCap Growth Portfolio	13.92	7.18	0.00
American Century VP Income & Growth Fund	10.93	6.89	0.00
American Century VP International Fund	14.63	7.78	0.00
American Century VP Large Company Value Fund	11.21	6.77	0.00
American Century VP Mid Cap Value Fund	11.09	8.08	0.00
American Century VP Ultra Fund	11.09	6.25	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.08	4.67	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.83	6.67	0.00
DireXion Dynamic HY Bond Fund	9.53	8.28	0.00
DireXion Evolution Managed Bond Fund	9.79	9.75	0.00
DireXion Evolution Managed Equity Fund	9.66	6.87	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.79	6.81	0.00
Dreyfus VIF Appreciation Portfolio	11.37	7.72	0.00
Dreyfus VIF International Value Portfolio	10.50	6.34	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.77	5.58	0.00
PIMCO VIT All Asset Portfolio	11.19	9.08	0.00
PIMCO VIT High Yield Portfolio	10.37	7.65	0.00
PIMCO VIT Low Duration Portfolio	10.47	10.06	407.66
PIMCO VIT Real Return Portfolio	10.70	9.59	420.86
PIMCO VIT Total Return Portfolio	10.72	10.83	377.01
ProFund Access VP High Yield	10.16	9.35	0.00
ProFund VP Asia 30	16.14	7.66	0.00
ProFund VP Banks	7.42	3.80	0.00
ProFund VP Basic Materials	12.36	5.80	0.00
ProFund VP Bear	9.05	12.23	892.45
ProFund VP Biotechnology	9.63	9.47	0.00
ProFund VP Bull	10.65	6.41	0.00
ProFund VP Consumer Goods	11.25	7.96	0.00
ProFund VP Consumer Services	9.45	6.26	0.00
ProFund VP Dow 30	12.17	7.38	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.37	6.15	0.00
ProFund VP Falling U.S. Dollar	9.91	9.08	0.00
ProFund VP Financials	8.48	4.05	0.00
ProFund VP Health Care	10.89	7.96	0.00
ProFund VP Industrials	10.70	6.15	0.00
ProFund VP International	9.74	5.23	0.00
ProFund VP Internet	10.51	5.60	0.00
ProFund VP Japan	8.87	5.07	0.00
ProFund VP Large-Cap Growth	10.85	6.75	0.00
ProFund VP Large-Cap Value	10.41	5.98	0.00
ProFund VP Mid-Cap	9.98	5.94	0.00
ProFund VP Mid-Cap Growth	10.34	6.11	0.00
ProFund VP Mid-Cap Value	9.69	5.96	0.00
ProFund VP Money Market	10.04	9.78	27946.41
ProFund VP NASDAQ-100	11.47	6.37	0.00
ProFund VP Oil & Gas	13.07	7.96	0.00
ProFund VP Pharmaceuticals	10.66	8.29	0.00
ProFund VP Precious Metals	10.11	6.76	0.00
ProFund VP Real Estate	9.17	5.20	0.00
ProFund VP Rising Rates Opportunity	8.38	5.02	0.00
ProFund VP Semiconductor	9.27	4.49	0.00
ProFund VP Short Dow 30	8.63	10.46	0.00
ProFund VP Short Emerging Markets	9.86	12.59	0.00
ProFund VP Short International	10.20	13.61	0.00
ProFund VP Short Mid-Cap	9.46	12.04	717.63
ProFund VP Short NASDAQ-100	8.31	11.89	926.29
ProFund VP Short Small-Cap	9.76	11.69	1101.94
ProFund VP Small-Cap	9.40	5.86	0.00
ProFund VP Small-Cap Growth	9.69	6.17	0.00
ProFund VP Small-Cap Value	9.04	6.05	0.00
ProFund VP Technology	11.31	6.08	0.00
ProFund VP Telecommunications	12.25	7.76	0.00
ProFund VP U.S. Government Plus	11.52	16.65	0.00
ProFund VP UltraBull	10.87	3.42	0.00
ProFund VP UltraMid-Cap	9.57	3.00	0.00
ProFund VP UltraNASDAQ-100	12.41	3.26	0.00
ProFund VP UltraShort Dow 30	9.98	13.43	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.22	0.00
ProFund VP UltraSmall-Cap	8.26	2.70	0.00
ProFund VP Utilities	13.05	8.73	0.00
Rydex VT Dow 2x Strategy Fund	12.00	4.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.42	11.53	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.37	3.27	0.00
Rydex VT S&P 500 2x Strategy Fund	10.86	3.36	0.00
Rydex VT U.S. Government Money Market Fund	10.03	9.79	0.00
Van Eck Worldwide Hard Assets Fund	13.73	7.12	0.00
Van Kampen LIT Growth and Income Portfolio	10.65	6.97	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.90	8.95	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.84	6.20	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.58	5.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.19	6.33	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.77	5.85	0.00

Table 36 – 3.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.48	7.50	0.00
AIM V.I. Basic Value Series II	10.25	4.76	0.00
AIM V.I. Global Real Estate Series II	11.45	6.11	0.00
AIM V.I. International Growth Series II	12.02	6.90	0.00
AIM V.I. Mid Cap Core Equity Series II	10.83	7.45	0.00
Alger American SmallCap Growth Portfolio	11.51	5.93	0.00
American Century VP Income & Growth Fund	10.48	6.60	0.00
American Century VP International Fund	12.11	6.44	0.00
American Century VP Large Company Value Fund	10.48	6.33	0.00
American Century VP Mid Cap Value Fund	10.25	7.47	0.00
American Century VP Ultra Fund	11.14	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.07	4.66	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.82	6.66	0.00
DireXion Dynamic HY Bond Fund	9.52	8.27	0.00
DireXion Evolution Managed Bond Fund	9.78	9.74	0.00
DireXion Evolution Managed Equity Fund	9.65	6.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.78	6.81	0.00
Dreyfus VIF Appreciation Portfolio	11.37	7.71	0.00
Dreyfus VIF International Value Portfolio	10.49	6.33	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.87	5.01	0.00
PIMCO VIT All Asset Portfolio	11.18	9.07	0.00
PIMCO VIT High Yield Portfolio	10.36	7.64	0.00
PIMCO VIT Low Duration Portfolio	10.46	10.04	329.03
PIMCO VIT Real Return Portfolio	10.69	9.58	340.94
PIMCO VIT Total Return Portfolio	10.71	10.82	304.44
ProFund Access VP High Yield	10.15	9.34	0.00
ProFund VP Asia 30	16.13	7.65	0.00
ProFund VP Banks	7.41	3.80	0.00
ProFund VP Basic Materials	12.35	5.79	0.00
ProFund VP Bear	9.05	12.21	1322.99
ProFund VP Biotechnology	9.63	9.46	0.00
ProFund VP Bull	10.64	6.40	0.00
ProFund VP Consumer Goods	11.24	7.95	0.00
ProFund VP Consumer Services	9.44	6.25	0.00
ProFund VP Dow 30	12.16	7.37	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.36	6.14	0.00
ProFund VP Falling U.S. Dollar	9.91	9.08	0.00
ProFund VP Financials	8.47	4.04	0.00
ProFund VP Health Care	10.88	7.95	0.00
ProFund VP Industrials	10.69	6.14	0.00
ProFund VP International	9.74	5.23	0.00
ProFund VP Internet	10.50	5.59	0.00
ProFund VP Japan	8.87	5.06	0.00
ProFund VP Large-Cap Growth	10.84	6.75	0.00
ProFund VP Large-Cap Value	10.40	5.98	0.00
ProFund VP Mid-Cap	9.98	5.93	0.00
ProFund VP Mid-Cap Growth	10.33	6.10	0.00
ProFund VP Mid-Cap Value	9.68	5.95	0.00
ProFund VP Money Market	10.03	9.76	19974.07
ProFund VP NASDAQ-100	11.46	6.36	0.00
ProFund VP Oil & Gas	13.06	7.95	0.00
ProFund VP Pharmaceuticals	10.65	8.27	0.00
ProFund VP Precious Metals	10.10	6.75	0.00
ProFund VP Real Estate	9.17	5.20	0.00
ProFund VP Rising Rates Opportunity	8.37	5.01	0.00
ProFund VP Semiconductor	9.26	4.49	0.00
ProFund VP Short Dow 30	8.62	10.44	0.00
ProFund VP Short Emerging Markets	9.86	12.59	0.00
ProFund VP Short International	10.20	13.60	0.00
ProFund VP Short Mid-Cap	9.45	12.03	1065.01
ProFund VP Short NASDAQ-100	8.30	11.87	1377.22
ProFund VP Short Small-Cap	9.75	11.68	1639.49
ProFund VP Small-Cap	9.39	5.85	0.00
ProFund VP Small-Cap Growth	9.68	6.16	0.00
ProFund VP Small-Cap Value	9.03	6.04	0.00
ProFund VP Technology	11.30	6.07	0.00
ProFund VP Telecommunications	12.24	7.74	0.00
ProFund VP U.S. Government Plus	11.51	16.63	0.00
ProFund VP UltraBull	10.87	3.42	0.00
ProFund VP UltraMid-Cap	9.56	3.00	0.00
ProFund VP UltraNASDAQ-100	12.40	3.26	0.00
ProFund VP UltraShort Dow 30	9.98	13.43	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.21	0.00
ProFund VP UltraSmall-Cap	8.25	2.69	0.00
ProFund VP Utilities	13.03	8.72	0.00
Rydex VT Dow 2x Strategy Fund	11.99	4.43	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.42	11.51	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.36	3.27	0.00
Rydex VT S&P 500 2x Strategy Fund	10.85	3.35	0.00
Rydex VT U.S. Government Money Market Fund	10.06	9.82	0.00
Van Eck Worldwide Hard Assets Fund	13.72	7.11	0.00
Van Kampen LIT Growth and Income Portfolio	10.64	6.96	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.89	8.94	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.83	6.19	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.57	5.94	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.18	6.32	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.77	5.84	0.00

Table 37 – 3.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.48	7.50	0.00
AIM V.I. Basic Value Series II	10.25	4.75	544.72
AIM V.I. Global Real Estate Series II	11.45	6.10	0.00
AIM V.I. International Growth Series II	12.01	6.89	0.00
AIM V.I. Mid Cap Core Equity Series II	10.82	7.44	0.00
Alger American SmallCap Growth Portfolio	16.76	8.63	0.00
American Century VP Income & Growth Fund	11.61	7.31	476.04
American Century VP International Fund	16.31	8.67	0.00
American Century VP Large Company Value Fund	11.20	6.76	0.00
American Century VP Mid Cap Value Fund	11.51	8.38	0.00
American Century VP Ultra Fund	10.66	6.00	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.06	4.65	580.22
Credit Suisse Trust - Large Cap Value Portfolio	10.81	6.65	0.00
DireXion Dynamic HY Bond Fund	9.51	8.26	0.00
DireXion Evolution Managed Bond Fund	9.78	9.73	0.00
DireXion Evolution Managed Equity Fund	9.64	6.85	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.77	6.80	0.00
Dreyfus VIF Appreciation Portfolio	11.36	7.70	521.99
Dreyfus VIF International Value Portfolio	10.48	6.32	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.08	5.78	0.00
PIMCO VIT All Asset Portfolio	11.17	9.06	0.00
PIMCO VIT High Yield Portfolio	10.35	7.63	0.00
PIMCO VIT Low Duration Portfolio	10.45	10.03	302.78
PIMCO VIT Real Return Portfolio	10.68	9.57	312.68
PIMCO VIT Total Return Portfolio	10.70	10.81	280.05
ProFund Access VP High Yield	10.14	9.33	0.00
ProFund VP Asia 30	16.11	7.64	0.00
ProFund VP Banks	7.41	3.79	0.00
ProFund VP Basic Materials	12.34	5.78	0.00
ProFund VP Bear	9.04	12.20	676.14
ProFund VP Biotechnology	9.62	9.45	0.00
ProFund VP Bull	10.63	6.39	0.00
ProFund VP Consumer Goods	11.23	7.94	0.00
ProFund VP Consumer Services	9.44	6.24	0.00
ProFund VP Dow 30	12.15	7.36	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.35	6.13	0.00
ProFund VP Falling U.S. Dollar	9.91	9.07	0.00
ProFund VP Financials	8.46	4.04	0.00
ProFund VP Health Care	10.87	7.94	0.00
ProFund VP Industrials	10.68	6.13	0.00
ProFund VP International	9.74	5.22	0.00
ProFund VP Internet	10.50	5.58	0.00
ProFund VP Japan	8.86	5.05	0.00
ProFund VP Large-Cap Growth	10.83	6.74	0.00
ProFund VP Large-Cap Value	10.39	5.97	0.00
ProFund VP Mid-Cap	9.98	5.93	0.00
ProFund VP Mid-Cap Growth	10.32	6.09	0.00
ProFund VP Mid-Cap Value	9.67	5.94	0.00
ProFund VP Money Market	10.03	9.75	4334.90
ProFund VP NASDAQ-100	11.45	6.35	0.00
ProFund VP Oil & Gas	13.05	7.94	0.00
ProFund VP Pharmaceuticals	10.64	8.26	0.00
ProFund VP Precious Metals	10.09	6.74	0.00
ProFund VP Real Estate	9.16	5.19	0.00
ProFund VP Rising Rates Opportunity	8.36	5.00	0.00
ProFund VP Semiconductor	9.26	4.48	0.00
ProFund VP Short Dow 30	8.62	10.43	0.00
ProFund VP Short Emerging Markets	9.86	12.58	0.00
ProFund VP Short International	10.20	13.60	0.00
ProFund VP Short Mid-Cap	9.45	12.01	543.58
ProFund VP Short NASDAQ-100	8.30	11.86	702.47
ProFund VP Short Small-Cap	9.74	11.66	834.98
ProFund VP Small-Cap	9.38	5.85	0.00
ProFund VP Small-Cap Growth	9.67	6.16	0.00
ProFund VP Small-Cap Value	9.03	6.03	0.00
ProFund VP Technology	11.30	6.06	0.00
ProFund VP Telecommunications	12.23	7.73	0.00
ProFund VP U.S. Government Plus	11.50	16.61	0.00
ProFund VP UltraBull	10.86	3.41	0.00
ProFund VP UltraMid-Cap	9.55	3.00	0.00
ProFund VP UltraNASDAQ-100	12.39	3.26	0.00
ProFund VP UltraShort Dow 30	9.98	13.42	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.20	0.00
ProFund VP UltraSmall-Cap	8.25	2.69	0.00
ProFund VP Utilities	13.02	8.71	0.00
Rydex VT Dow 2x Strategy Fund	11.98	4.42	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.41	11.50	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.35	3.26	0.00
Rydex VT S&P 500 2x Strategy Fund	10.84	3.35	0.00
Rydex VT U.S. Government Money Market Fund	9.02	8.80	0.00
Van Eck Worldwide Hard Assets Fund	13.71	7.10	0.00
Van Kampen LIT Growth and Income Portfolio	10.63	6.95	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.88	8.93	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.82	6.18	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.56	5.93	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.17	6.31	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.76	5.83	0.00

Table 38 – 3.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC

Adaptive Allocation Portfolio	9.48	7.49	0.00
AIM V.I. Basic Value Series II	10.24	4.75	0.00
AIM V.I. Global Real Estate Series II	11.44	6.09	0.00
AIM V.I. International Growth Series II	12.00	6.88	0.00
AIM V.I. Mid Cap Core Equity Series II	10.81	7.43	0.00
Alger American SmallCap Growth Portfolio	11.49	5.91	0.00
American Century VP Income & Growth Fund	10.46	6.58	0.00
American Century VP International Fund	12.09	6.42	0.00
American Century VP Large Company Value Fund	10.47	6.31	0.00
American Century VP Mid Cap Value Fund	10.23	7.45	0.00
American Century VP Ultra Fund	11.13	6.26	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.06	4.65	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.80	6.64	0.00
DireXion Dynamic HY Bond Fund	9.51	8.25	0.00
DireXion Evolution Managed Bond Fund	9.77	9.71	0.00
DireXion Evolution Managed Equity Fund	9.64	6.84	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.76	6.79	0.00
Dreyfus VIF Appreciation Portfolio	11.35	7.69	0.00
Dreyfus VIF International Value Portfolio	10.47	6.31	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.85	4.99	0.00
PIMCO VIT All Asset Portfolio	11.16	9.05	0.00
PIMCO VIT High Yield Portfolio	10.34	7.62	0.00
PIMCO VIT Low Duration Portfolio	10.44	10.02	0.00
PIMCO VIT Real Return Portfolio	10.67	9.55	0.00
PIMCO VIT Total Return Portfolio	10.69	10.79	0.00
ProFund Access VP High Yield	10.14	9.32	0.00
ProFund VP Asia 30	16.10	7.63	0.00
ProFund VP Banks	7.40	3.79	0.00
ProFund VP Basic Materials	12.33	5.77	0.00
ProFund VP Bear	9.03	12.18	0.00
ProFund VP Biotechnology	9.61	9.43	0.00
ProFund VP Bull	10.62	6.38	0.00
ProFund VP Consumer Goods	11.22	7.93	0.00
ProFund VP Consumer Services	9.43	6.24	0.00
ProFund VP Dow 30	12.14	7.35	0.00
ProFund VP Emerging Markets	10.07	4.84	0.00
ProFund VP Europe 30	11.34	6.12	0.00
ProFund VP Falling U.S. Dollar	9.91	9.07	0.00
ProFund VP Financials	8.46	4.03	0.00
ProFund VP Health Care	10.86	7.93	0.00
ProFund VP Industrials	10.67	6.12	0.00
ProFund VP International	9.74	5.22	0.00
ProFund VP Internet	10.49	5.58	0.00
ProFund VP Japan	8.85	5.05	0.00
ProFund VP Large-Cap Growth	10.82	6.73	0.00
ProFund VP Large-Cap Value	10.38	5.96	0.00
ProFund VP Mid-Cap	9.98	5.93	0.00
ProFund VP Mid-Cap Growth	10.32	6.09	0.00
ProFund VP Mid-Cap Value	9.67	5.94	0.00
ProFund VP Money Market	10.02	9.74	0.00
ProFund VP NASDAQ-100	11.44	6.34	0.00
ProFund VP Oil & Gas	13.04	7.93	0.00
ProFund VP Pharmaceuticals	10.64	8.25	0.00
ProFund VP Precious Metals	10.08	6.73	0.00
ProFund VP Real Estate	9.15	5.18	0.00
ProFund VP Rising Rates Opportunity	8.35	5.00	0.00
ProFund VP Semiconductor	9.25	4.48	0.00
ProFund VP Short Dow 30	8.61	10.42	0.00
ProFund VP Short Emerging Markets	9.86	12.57	0.00
ProFund VP Short International	10.20	13.59	0.00
ProFund VP Short Mid-Cap	9.44	12.00	0.00
ProFund VP Short NASDAQ-100	8.29	11.84	0.00
ProFund VP Short Small-Cap	9.74	11.65	0.00
ProFund VP Small-Cap	9.37	5.84	0.00
ProFund VP Small-Cap Growth	9.67	6.15	0.00
ProFund VP Small-Cap Value	9.02	6.03	0.00
ProFund VP Technology	11.29	6.05	0.00
ProFund VP Telecommunications	12.22	7.72	0.00
ProFund VP U.S. Government Plus	11.49	16.59	0.00
ProFund VP UltraBull	10.85	3.41	0.00
ProFund VP UltraMid-Cap	9.55	2.99	0.00
ProFund VP UltraNASDAQ-100	12.38	3.25	0.00
ProFund VP UltraShort Dow 30	9.98	13.41	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.20	0.00
ProFund VP UltraSmall-Cap	8.24	2.69	0.00
ProFund VP Utilities	13.01	8.69	0.00
Rydex VT Dow 2x Strategy Fund	11.97	4.42	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.41	11.48	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.34	3.26	0.00
Rydex VT S&P 500 2x Strategy Fund	10.83	3.34	0.00
Rydex VT U.S. Government Money Market Fund	10.04	9.79	0.00
Van Eck Worldwide Hard Assets Fund	13.70	7.09	0.00
Van Kampen LIT Growth and Income Portfolio	10.62	6.94	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.88	8.91	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.81	6.17	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.55	5.92	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.16	6.30	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.75	5.82	0.00

Table 39 – 3.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.47	7.49	0.00
AIM V.I. Basic Value Series II	10.23	4.74	0.00
AIM V.I. Global Real Estate Series II	11.43	6.09	0.00
AIM V.I. International Growth Series II	11.99	6.87	0.00
AIM V.I. Mid Cap Core Equity Series II	10.80	7.42	0.00
Alger American SmallCap Growth Portfolio	11.48	5.91	0.00
American Century VP Income & Growth Fund	10.45	6.57	0.00
American Century VP International Fund	12.08	6.41	0.00
American Century VP Large Company Value Fund	10.46	6.31	0.00
American Century VP Mid Cap Value Fund	10.22	7.44	0.00
American Century VP Ultra Fund	11.12	6.25	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.05	4.64	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.79	6.63	0.00
DireXion Dynamic HY Bond Fund	9.50	8.24	258.09
DireXion Evolution Managed Bond Fund	9.76	9.70	0.00
DireXion Evolution Managed Equity Fund	9.63	6.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.75	6.78	0.00
Dreyfus VIF Appreciation Portfolio	11.34	7.68	0.00
Dreyfus VIF International Value Portfolio	10.46	6.30	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.85	4.99	0.00
PIMCO VIT All Asset Portfolio	11.15	9.04	0.00
PIMCO VIT High Yield Portfolio	10.34	7.61	309.24
PIMCO VIT Low Duration Portfolio	10.43	10.00	0.00
PIMCO VIT Real Return Portfolio	10.66	9.54	0.00
PIMCO VIT Total Return Portfolio	10.68	10.78	0.00
ProFund Access VP High Yield	10.13	9.31	0.00
ProFund VP Asia 30	16.09	7.62	0.00
ProFund VP Banks	7.39	3.78	0.00
ProFund VP Basic Materials	12.32	5.77	226.05
ProFund VP Bear	9.02	12.17	209.80
ProFund VP Biotechnology	9.60	9.42	0.00
ProFund VP Bull	10.61	6.37	0.00
ProFund VP Consumer Goods	11.21	7.92	0.00
ProFund VP Consumer Services	9.42	6.23	0.00
ProFund VP Dow 30	12.13	7.34	0.00
ProFund VP Emerging Markets	10.07	4.84	0.00
ProFund VP Europe 30	11.33	6.11	0.00
ProFund VP Falling U.S. Dollar	9.91	9.06	0.00
ProFund VP Financials	8.45	4.03	0.00
ProFund VP Health Care	10.85	7.92	161.58
ProFund VP Industrials	10.66	6.11	0.00
ProFund VP International	9.74	5.22	0.00
ProFund VP Internet	10.48	5.57	0.00
ProFund VP Japan	8.84	5.04	0.00
ProFund VP Large-Cap Growth	10.81	6.72	0.00
ProFund VP Large-Cap Value	10.38	5.95	0.00
ProFund VP Mid-Cap	9.97	5.92	0.00
ProFund VP Mid-Cap Growth	10.31	6.08	0.00
ProFund VP Mid-Cap Value	9.66	5.93	0.00
ProFund VP Money Market	10.01	9.73	400.48
ProFund VP NASDAQ-100	11.43	6.34	0.00
ProFund VP Oil & Gas	13.03	7.91	184.76
ProFund VP Pharmaceuticals	10.63	8.24	0.00
ProFund VP Precious Metals	10.08	6.72	0.00
ProFund VP Real Estate	9.14	5.17	0.00
ProFund VP Rising Rates Opportunity	8.35	4.99	0.00
ProFund VP Semiconductor	9.24	4.47	0.00
ProFund VP Short Dow 30	8.60	10.40	0.00
ProFund VP Short Emerging Markets	9.86	12.57	0.00
ProFund VP Short International	10.20	13.58	0.00
ProFund VP Short Mid-Cap	9.43	11.98	0.00
ProFund VP Short NASDAQ-100	8.28	11.82	0.00
ProFund VP Short Small-Cap	9.73	11.63	0.00
ProFund VP Small-Cap	9.37	5.83	0.00
ProFund VP Small-Cap Growth	9.66	6.14	0.00
ProFund VP Small-Cap Value	9.01	6.02	0.00
ProFund VP Technology	11.28	6.05	0.00
ProFund VP Telecommunications	12.21	7.71	188.69
ProFund VP U.S. Government Plus	11.48	16.56	0.00
ProFund VP UltraBull	10.84	3.40	0.00
ProFund VP UltraMid-Cap	9.54	2.99	0.00
ProFund VP UltraNASDAQ-100	12.37	3.25	0.00
ProFund VP UltraShort Dow 30	9.98	13.40	98.61
ProFund VP UltraShort NASDAQ-100	9.80	17.19	0.00
ProFund VP UltraSmall-Cap	8.23	2.68	0.00
ProFund VP Utilities	13.00	8.68	0.00
Rydex VT Dow 2x Strategy Fund	11.96	4.41	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.40	11.47	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.33	3.25	0.00
Rydex VT S&P 500 2x Strategy Fund	10.82	3.34	0.00
Rydex VT U.S. Government Money Market Fund	10.03	9.78	0.00
Van Eck Worldwide Hard Assets Fund	13.69	7.08	0.00
Van Kampen LIT Growth and Income Portfolio	10.62	6.93	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.87	8.90	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.79	6.17	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.54	5.92	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.15	6.29	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.74	5.81	0.00

Table 40 – 3.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Adaptive Allocation Portfolio	9.47	7.48	0.00
AIM V.I. Basic Value Series II	10.22	4.73	0.00
AIM V.I. Global Real Estate Series II	11.42	6.08	0.00
AIM V.I. International Growth Series II	11.98	6.86	0.00
AIM V.I. Mid Cap Core Equity Series II	10.79	7.41	0.00
Alger American SmallCap Growth Portfolio	11.47	5.90	0.00
American Century VP Income & Growth Fund	10.44	6.56	0.00
American Century VP International Fund	12.07	6.40	0.00
American Century VP Large Company Value Fund	10.45	6.30	0.00
American Century VP Mid Cap Value Fund	10.22	7.43	0.00
American Century VP Ultra Fund	11.11	6.24	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.04	4.64	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.78	6.63	0.00
DireXion Dynamic HY Bond Fund	9.49	8.23	0.00
DireXion Evolution Managed Bond Fund	9.75	9.69	0.00
DireXion Evolution Managed Equity Fund	9.62	6.82	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.74	6.77	0.00
Dreyfus VIF Appreciation Portfolio	11.33	7.67	0.00
Dreyfus VIF International Value Portfolio	10.45	6.29	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.84	4.98	0.00
PIMCO VIT All Asset Portfolio	11.14	9.02	0.00
PIMCO VIT High Yield Portfolio	10.33	7.60	0.00
PIMCO VIT Low Duration Portfolio	10.43	9.99	0.00
PIMCO VIT Real Return Portfolio	10.65	9.53	0.00
PIMCO VIT Total Return Portfolio	10.67	10.76	0.00
ProFund Access VP High Yield	10.12	9.29	0.00
ProFund VP Asia 30	16.07	7.61	0.00
ProFund VP Banks	7.39	3.78	0.00
ProFund VP Basic Materials	12.31	5.76	0.00
ProFund VP Bear	9.02	12.15	0.00
ProFund VP Biotechnology	9.59	9.41	0.00
ProFund VP Bull	10.60	6.36	0.00
ProFund VP Consumer Goods	11.21	7.91	0.00
ProFund VP Consumer Services	9.41	6.22	0.00
ProFund VP Dow 30	12.12	7.33	0.00
ProFund VP Emerging Markets	10.07	4.84	0.00
ProFund VP Europe 30	11.32	6.11	0.00
ProFund VP Falling U.S. Dollar	9.91	9.06	0.00
ProFund VP Financials	8.44	4.02	0.00
ProFund VP Health Care	10.84	7.91	0.00
ProFund VP Industrials	10.65	6.11	0.00
ProFund VP International	9.74	5.22	0.00
ProFund VP Internet	10.47	5.56	0.00
ProFund VP Japan	8.84	5.03	0.00
ProFund VP Large-Cap Growth	10.80	6.71	0.00
ProFund VP Large-Cap Value	10.37	5.94	0.00
ProFund VP Mid-Cap	9.97	5.92	0.00
ProFund VP Mid-Cap Growth	10.30	6.07	0.00
ProFund VP Mid-Cap Value	9.65	5.92	0.00
ProFund VP Money Market	10.00	9.71	0.00
ProFund VP NASDAQ-100	11.42	6.33	0.00
ProFund VP Oil & Gas	13.02	7.90	0.00
ProFund VP Pharmaceuticals	10.62	8.23	0.00
ProFund VP Precious Metals	10.07	6.71	0.00
ProFund VP Real Estate	9.14	5.17	0.00
ProFund VP Rising Rates Opportunity	8.34	4.98	0.00
ProFund VP Semiconductor	9.23	4.46	0.00
ProFund VP Short Dow 30	8.59	10.39	0.00
ProFund VP Short Emerging Markets	9.86	12.56	0.00
ProFund VP Short International	10.20	13.57	0.00
ProFund VP Short Mid-Cap	9.42	11.96	0.00
ProFund VP Short NASDAQ-100	8.27	11.81	0.00
ProFund VP Short Small-Cap	9.72	11.62	0.00
ProFund VP Small-Cap	9.36	5.82	0.00
ProFund VP Small-Cap Growth	9.65	6.13	0.00
ProFund VP Small-Cap Value	9.00	6.01	0.00
ProFund VP Technology	11.27	6.04	0.00
ProFund VP Telecommunications	12.20	7.70	0.00
ProFund VP U.S. Government Plus	11.47	16.54	0.00
ProFund VP UltraBull	10.83	3.40	0.00
ProFund VP UltraMid-Cap	9.53	2.98	0.00
ProFund VP UltraNASDAQ-100	12.36	3.24	0.00
ProFund VP UltraShort Dow 30	9.98	13.40	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.18	0.00
ProFund VP UltraSmall-Cap	8.23	2.68	0.00
ProFund VP Utilities	12.99	8.67	0.00
Rydex VT Dow 2x Strategy Fund	11.95	4.41	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.39	11.45	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.32	3.25	0.00
Rydex VT S&P 500 2x Strategy Fund	10.81	3.33	0.00
Rydex VT U.S. Government Money Market Fund	10.02	9.76	0.00
Van Eck Worldwide Hard Assets Fund	13.67	7.07	0.00
Van Kampen LIT Growth and Income Portfolio	10.61	6.92	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.86	8.89	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.78	6.16	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.53	5.91	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.14	6.29	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.73	5.81	0.00

Table 41 – 3.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.47	7.47	0.00
AIM V.I. Basic Value Series II	10.21	4.73	0.00
AIM V.I. Global Real Estate Series II	11.41	6.07	0.00
AIM V.I. International Growth Series II	11.97	6.85	0.00
AIM V.I. Mid Cap Core Equity Series II	10.79	7.40	0.00
Alger American SmallCap Growth Portfolio	11.46	5.89	0.00
American Century VP Income & Growth Fund	10.43	6.56	0.00
American Century VP International Fund	12.06	6.40	0.00
American Century VP Large Company Value Fund	10.44	6.29	0.00
American Century VP Mid Cap Value Fund	10.21	7.42	0.00
American Century VP Ultra Fund	11.10	6.23	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.03	4.63	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.77	6.62	0.00
DireXion Dynamic HY Bond Fund	9.48	8.22	0.00
DireXion Evolution Managed Bond Fund	9.74	9.68	0.00
DireXion Evolution Managed Equity Fund	9.61	6.81	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.74	6.76	0.00
Dreyfus VIF Appreciation Portfolio	11.32	7.66	0.00
Dreyfus VIF International Value Portfolio	10.45	6.29	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.83	4.97	0.00
PIMCO VIT All Asset Portfolio	11.13	9.01	0.00
PIMCO VIT High Yield Portfolio	10.32	7.59	0.00
PIMCO VIT Low Duration Portfolio	10.42	9.98	0.00
PIMCO VIT Real Return Portfolio	10.64	9.52	0.00
PIMCO VIT Total Return Portfolio	10.67	10.75	0.00
ProFund Access VP High Yield	10.11	9.28	0.00
ProFund VP Asia 30	16.06	7.60	0.00
ProFund VP Banks	7.38	3.77	0.00
ProFund VP Basic Materials	12.30	5.75	0.00
ProFund VP Bear	9.01	12.13	0.00
ProFund VP Biotechnology	9.59	9.40	0.00
ProFund VP Bull	10.59	6.36	0.00
ProFund VP Consumer Goods	11.20	7.90	0.00
ProFund VP Consumer Services	9.40	6.21	0.00
ProFund VP Dow 30	12.11	7.32	0.00
ProFund VP Emerging Markets	10.07	4.84	0.00
ProFund VP Europe 30	11.31	6.10	0.00
ProFund VP Falling U.S. Dollar	9.91	9.05	0.00
ProFund VP Financials	8.44	4.02	0.00
ProFund VP Health Care	10.83	7.89	0.00
ProFund VP Industrials	10.65	6.10	0.00
ProFund VP International	9.74	5.21	0.00
ProFund VP Internet	10.46	5.55	0.00
ProFund VP Japan	8.83	5.03	0.00
ProFund VP Large-Cap Growth	10.80	6.70	0.00
ProFund VP Large-Cap Value	10.36	5.94	0.00
ProFund VP Mid-Cap	9.97	5.92	0.00
ProFund VP Mid-Cap Growth	10.29	6.06	0.00
ProFund VP Mid-Cap Value	9.64	5.91	0.00
ProFund VP Money Market	9.99	9.70	0.00
ProFund VP NASDAQ-100	11.41	6.32	0.00
ProFund VP Oil & Gas	13.01	7.89	0.00
ProFund VP Pharmaceuticals	10.61	8.22	0.00
ProFund VP Precious Metals	10.06	6.70	0.00
ProFund VP Real Estate	9.13	5.16	0.00
ProFund VP Rising Rates Opportunity	8.33	4.98	0.00
ProFund VP Semiconductor	9.22	4.46	0.00
ProFund VP Short Dow 30	8.59	10.37	0.00
ProFund VP Short Emerging Markets	9.86	12.55	0.00
ProFund VP Short International	10.20	13.57	0.00
ProFund VP Short Mid-Cap	9.41	11.95	0.00
ProFund VP Short NASDAQ-100	8.27	11.79	0.00
ProFund VP Short Small-Cap	9.71	11.60	0.00
ProFund VP Small-Cap	9.35	5.81	0.00
ProFund VP Small-Cap Growth	9.64	6.12	0.00
ProFund VP Small-Cap Value	9.00	6.00	0.00
ProFund VP Technology	11.26	6.03	0.00
ProFund VP Telecommunications	12.19	7.69	0.00
ProFund VP U.S. Government Plus	11.46	16.52	0.00
ProFund VP UltraBull	10.82	3.40	0.00
ProFund VP UltraMid-Cap	9.52	2.98	0.00
ProFund VP UltraNASDAQ-100	12.35	3.24	0.00
ProFund VP UltraShort Dow 30	9.98	13.39	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.17	0.00
ProFund VP UltraSmall-Cap	8.22	2.67	0.00
ProFund VP Utilities	12.98	8.66	0.00
Rydex VT Dow 2x Strategy Fund	11.94	4.40	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.39	11.44	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.31	3.25	0.00
Rydex VT S&P 500 2x Strategy Fund	10.80	3.33	0.00
Rydex VT U.S. Government Money Market Fund	10.02	9.75	0.00
Van Eck Worldwide Hard Assets Fund	13.66	7.06	0.00
Van Kampen LIT Growth and Income Portfolio	10.60	6.91	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.85	8.88	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.77	6.15	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.52	5.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.13	6.28	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.73	5.80	0.00

Table 42 – 3.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Adaptive Allocation Portfolio	9.46	7.47	0.00
AIM V.I. Basic Value Series II	10.20	4.72	0.00
AIM V.I. Global Real Estate Series II	11.40	6.06	0.00
AIM V.I. International Growth Series II	11.96	6.84	0.00
AIM V.I. Mid Cap Core Equity Series II	10.78	7.39	0.00
Alger American SmallCap Growth Portfolio	11.45	5.88	0.00
American Century VP Income & Growth Fund	10.43	6.55	0.00
American Century VP International Fund	12.05	6.39	0.00
American Century VP Large Company Value Fund	10.43	6.28	0.00
American Century VP Mid Cap Value Fund	10.20	7.41	0.00
American Century VP Ultra Fund	11.09	6.22	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.02	4.62	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.76	6.61	0.00
DireXion Dynamic HY Bond Fund	9.48	8.21	0.00
DireXion Evolution Managed Bond Fund	9.74	9.66	0.00
DireXion Evolution Managed Equity Fund	9.60	6.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.73	6.75	0.00
Dreyfus VIF Appreciation Portfolio	11.31	7.65	0.00
Dreyfus VIF International Value Portfolio	10.44	6.28	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.83	4.97	0.00
PIMCO VIT All Asset Portfolio	11.12	9.00	0.00
PIMCO VIT High Yield Portfolio	10.31	7.58	0.00
PIMCO VIT Low Duration Portfolio	10.41	9.96	0.00
PIMCO VIT Real Return Portfolio	10.64	9.50	0.00
PIMCO VIT Total Return Portfolio	10.66	10.73	0.00
ProFund Access VP High Yield	10.10	9.27	0.00
ProFund VP Asia 30	16.05	7.59	0.00
ProFund VP Banks	7.38	3.77	0.00
ProFund VP Basic Materials	12.29	5.74	0.00
ProFund VP Bear	9.00	12.12	0.00
ProFund VP Biotechnology	9.58	9.38	0.00
ProFund VP Bull	10.58	6.35	0.00
ProFund VP Consumer Goods	11.19	7.89	0.00
ProFund VP Consumer Services	9.40	6.20	0.00
ProFund VP Dow 30	12.10	7.31	0.00
ProFund VP Emerging Markets	10.07	4.83	0.00
ProFund VP Europe 30	11.30	6.09	0.00
ProFund VP Falling U.S. Dollar	9.91	9.05	0.00
ProFund VP Financials	8.43	4.01	0.00
ProFund VP Health Care	10.82	7.88	0.00
ProFund VP Industrials	10.64	6.09	0.00
ProFund VP International	9.74	5.21	0.00
ProFund VP Internet	10.45	5.55	0.00
ProFund VP Japan	8.82	5.02	0.00
ProFund VP Large-Cap Growth	10.79	6.69	0.00
ProFund VP Large-Cap Value	10.35	5.93	0.00
ProFund VP Mid-Cap	9.97	5.91	0.00
ProFund VP Mid-Cap Growth	10.28	6.05	0.00
ProFund VP Mid-Cap Value	9.63	5.90	0.00
ProFund VP Money Market	9.98	9.69	0.00
ProFund VP NASDAQ-100	11.41	6.31	0.00
ProFund VP Oil & Gas	13.00	7.88	0.00
ProFund VP Pharmaceuticals	10.60	8.21	0.00
ProFund VP Precious Metals	10.05	6.69	0.00
ProFund VP Real Estate	9.12	5.15	0.00
ProFund VP Rising Rates Opportunity	8.33	4.97	0.00
ProFund VP Semiconductor	9.22	4.45	0.00
ProFund VP Short Dow 30	8.58	10.36	0.00
ProFund VP Short Emerging Markets	9.86	12.55	0.00
ProFund VP Short International	10.20	13.56	0.00
ProFund VP Short Mid-Cap	9.41	11.93	0.00
ProFund VP Short NASDAQ-100	8.26	11.78	0.00
ProFund VP Short Small-Cap	9.70	11.59	0.00
ProFund VP Small-Cap	9.34	5.81	0.00
ProFund VP Small-Cap Growth	9.63	6.11	0.00
ProFund VP Small-Cap Value	8.99	5.99	0.00
ProFund VP Technology	11.25	6.02	0.00
ProFund VP Telecommunications	12.18	7.68	0.00
ProFund VP U.S. Government Plus	11.45	16.50	0.00
ProFund VP UltraBull	10.81	3.39	0.00
ProFund VP UltraMid-Cap	9.51	2.98	0.00
ProFund VP UltraNASDAQ-100	12.34	3.23	0.00
ProFund VP UltraShort Dow 30	9.98	13.38	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.16	0.00
ProFund VP UltraSmall-Cap	8.21	2.67	0.00
ProFund VP Utilities	12.97	8.65	0.00
Rydex VT Dow 2x Strategy Fund	11.93	4.39	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.38	11.42	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.30	3.24	0.00
Rydex VT S&P 500 2x Strategy Fund	10.80	3.32	0.00
Rydex VT U.S. Government Money Market Fund	10.01	9.74	0.00
Van Eck Worldwide Hard Assets Fund	13.65	7.05	0.00
Van Kampen LIT Growth and Income Portfolio	10.59	6.91	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.84	8.87	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.76	6.14	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.52	5.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.12	6.27	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.72	5.79	0.00

Table 1 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract - No Riders
AIM V.I. Basic Value Series II	10.61	10.57	0.00
AIM V.I. Global Real Estate Series II	12.75	11.80	0.00
AIM V.I. International Growth Series II	11.02	12.39	0.00
AIM V.I. Mid Cap Core Equity Series II	10.39	11.16	0.00
Alger American Small Capitalization	14.09	16.23	0.00
American Century VP Income & Growth Fund	12.15	11.89	0.00
American Century VP International Fund	14.10	16.34	0.00
American Century VP Large Company Value Fund	12.21	11.84	0.00
American Century VP Mid Cap Value Fund	12.69	12.17	0.00
American Century VP Ultra Fund	9.49	11.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.90	9.35	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.15	11.15	0.00
Critical Math VIT Portfolio	10.00	9.59	0.00
DireXion Dynamic HY Bond Fund	10.22	9.81	0.00
DireXion Evolution All-Cap Equity Fund	9.82	9.95	4,516.47
DireXion Evolution Managed Bond Fund	10.15	10.08	1,916.01
Dreyfus Socially Responsible Growth Fund, Inc.	10.52	11.11	0.00
Dreyfus VIF Appreciation Portfolio	11.16	11.71	0.00
Dreyfus VIF International Value Portfolio	10.59	10.81	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.70	9.60	0.00
PIMCO VIT All Asset Portfolio	10.84	11.52	0.00
PIMCO VIT High Yield Portfolio	10.51	10.68	0.00
PIMCO VIT Low Duration Portfolio	10.22	10.78	0.00
PIMCO VIT Real Return Portfolio	10.14	11.01	0.00
PIMCO VIT Total Return Portfolio	10.34	11.04	0.00
ProFund Access VP High Yield	10.12	10.46	0.00
ProFund VP Asia 30	11.45	16.62	0.00
ProFund VP Banks	10.69	7.64	0.00
ProFund VP Basic Materials	9.91	12.73	0.00
ProFund VP Bear	9.43	9.32	0.00
ProFund VP Biotechnology	10.21	9.92	0.00
ProFund VP Bull	10.77	10.96	0.00
ProFund VP Consumer Goods	10.96	11.59	0.00
ProFund VP Consumer Services	10.79	9.73	0.00
ProFund VP Dow 30	11.29	12.53	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.40	11.71	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.98	8.73	0.00
ProFund VP Health Care	10.71	11.21	0.00
ProFund VP Industrials	10.03	11.02	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.00	10.82	0.00
ProFund VP Japan	10.33	9.14	0.00
ProFund VP Large-Cap Growth	10.63	11.17	0.00
ProFund VP Large-Cap Value	10.89	10.72	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.70	10.65	0.00
ProFund VP Mid-Cap Value	10.06	9.98	0.00
ProFund VP Money Market	10.14	10.34	74,685.50
ProFund VP NASDAQ-100	10.22	11.81	0.00
ProFund VP Oil & Gas	10.34	13.46	0.00
ProFund VP Pharmaceuticals	10.92	10.98	0.00
ProFund VP Precious Metals	8.65	10.41	0.00
ProFund VP Real Estate	11.96	9.45	0.00
ProFund VP Rising Rates Opportunity	9.26	8.62	0.00
ProFund VP Semiconductor	9.07	9.55	0.00
ProFund VP Short Dow 30	9.29	8.89	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.21	9.74	0.00
ProFund VP Short NASDAQ-100	9.84	8.56	0.00
ProFund VP Short Small-Cap	9.79	10.05	0.00
ProFund VP Small-Cap	10.07	9.68	0.00
ProFund VP Small-Cap Growth	9.76	9.98	0.00
ProFund VP Small-Cap Value	10.21	9.31	0.00
ProFund VP Technology	10.36	11.65	0.00
ProFund VP Telecommunications	11.84	12.61	0.00
ProFund VP U.S. Government Plus	10.96	11.86	0.00
ProFund VP UltraBull	11.30	11.20	0.00
ProFund VP UltraMid-Cap	9.46	9.85	1,371.82
ProFund VP Ultra NASDAQ-100	10.12	12.78	0.00
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.97	8.51	0.00
ProFund VP Utilities	11.80	13.43	0.00
Rydex VT Dow 2x Strategy Fund	11.63	12.36	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.55	7.64	0.00
Rydex VT OTC 2x Strategy Fund	10.11	12.74	0.00
Rydex VT S&P 500 2x Strategy Fund	11.31	11.18	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.43	0.00
Van Eck Worldwide Hard Assets Fund	9.94	14.14	0.00
Van Kampen LIT Growth and Income Portfolio	10.89	10.97	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.74	11.23	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.07	15.28	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.90	11.93	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.88	11.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.38	10.06	0.00

Table 2 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with GMDB with 3% Roll-Up
AIM V.I. Basic Value Series II	10.60	10.55	0.00
AIM V.I. Global Real Estate Series II	12.74	11.78	0.00
AIM V.I. International Growth Series II	11.01	12.37	0.00
AIM V.I. Mid Cap Core Equity Series II	10.39	11.14	0.00
Alger American Small Capitalization	12.58	14.47	0.00
American Century VP Income & Growth Fund	11.63	11.36	0.00
American Century VP International Fund	13.14	15.21	0.00
American Century VP Large Company Value Fund	12.03	11.65	0.00
American Century VP Mid Cap Value Fund	12.04	11.53	0.00
American Century VP Ultra Fund	9.72	11.53	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.90	9.33	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.14	11.13	0.00
Critical Math VIT Portfolio	10.00	9.58	0.00
DireXion Dynamic HY Bond Fund	10.21	9.80	0.00
DireXion Evolution All-Cap Equity Fund	9.81	9.93	0.00
DireXion Evolution Managed Bond Fund	10.14	10.07	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.51	11.09	0.00
Dreyfus VIF Appreciation Portfolio	11.15	11.69	0.00
Dreyfus VIF International Value Portfolio	10.58	10.79	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.12	9.12	0.00
PIMCO VIT All Asset Portfolio	10.83	11.50	0.00
PIMCO VIT High Yield Portfolio	10.50	10.66	0.00
PIMCO VIT Low Duration Portfolio	10.22	10.76	0.00
PIMCO VIT Real Return Portfolio	10.14	11.00	0.00
PIMCO VIT Total Return Portfolio	10.33	11.02	0.00
ProFund Access VP High Yield	10.12	10.44	0.00
ProFund VP Asia 30	11.44	16.59	0.00
ProFund VP Banks	10.68	7.63	0.00
ProFund VP Basic Materials	9.90	12.70	0.00
ProFund VP Bear	9.42	9.31	0.00
ProFund VP Biotechnology	10.21	9.90	0.00
ProFund VP Bull	10.77	10.94	0.00
ProFund VP Consumer Goods	10.95	11.57	0.00
ProFund VP Consumer Services	10.79	9.72	0.00
ProFund VP Dow 30	11.28	12.51	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.39	11.69	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.98	8.72	0.00
ProFund VP Health Care	10.70	11.19	0.00
ProFund VP Industrials	10.03	11.00	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.99	10.81	0.00
ProFund VP Japan	10.32	9.12	0.00
ProFund VP Large-Cap Growth	10.62	11.15	0.00
ProFund VP Large-Cap Value	10.89	10.70	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.69	10.63	0.00
ProFund VP Mid-Cap Value	10.05	9.96	0.00
ProFund VP Money Market	10.14	10.32	0.00
ProFund VP NASDAQ-100	10.21	11.79	0.00
ProFund VP Oil & Gas	10.33	13.44	0.00
ProFund VP Pharmaceuticals	10.91	10.96	0.00
ProFund VP Precious Metals	8.65	10.39	0.00
ProFund VP Real Estate	11.95	9.43	0.00
ProFund VP Rising Rates Opportunity	9.25	8.61	0.00
ProFund VP Semiconductor	9.07	9.53	0.00
ProFund VP Short Dow 30	9.29	8.87	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.20	9.73	0.00
ProFund VP Short NASDAQ-100	9.84	8.54	0.00
ProFund VP Short Small-Cap	9.78	10.03	0.00
ProFund VP Small-Cap	10.06	9.66	0.00
ProFund VP Small-Cap Growth	9.75	9.96	0.00
ProFund VP Small-Cap Value	10.21	9.29	0.00
ProFund VP Technology	10.36	11.63	0.00
ProFund VP Telecommunications	11.83	12.59	0.00
ProFund VP U.S. Government Plus	10.95	11.84	0.00
ProFund VP UltraBull	11.29	11.18	0.00
ProFund VP UltraMid-Cap	9.46	9.84	0.00
ProFund VP Ultra NASDAQ-100	10.11	12.75	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.96	8.49	0.00
ProFund VP Utilities	11.80	13.41	0.00
Rydex VT Dow 2x Strategy Fund	11.62	12.34	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.54	7.63	0.00
Rydex VT OTC 2x Strategy Fund	10.11	12.72	0.00
Rydex VT S&P 500 2x Strategy Fund	11.30	11.16	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.42	0.00
Van Eck Worldwide Hard Assets Fund	9.93	14.12	0.00
Van Kampen LIT Growth and Income Portfolio	10.88	10.95	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.73	11.21	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.07	15.26	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.89	11.91	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.87	11.50	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.37	10.05	0.00

Table 3 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.45% M&E Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.60	10.54	0.00
AIM V.I. Global Real Estate Series II	12.74	11.77	83.78
AIM V.I. International Growth Series II	11.01	12.36	94.38
AIM V.I. Mid Cap Core Equity Series II	10.38	11.13	0.00
Alger American Small Capitalization	16.11	18.53	0.00
American Century VP Income & Growth Fund	13.14	12.83	0.00
American Century VP International Fund	15.59	18.03	0.00
American Century VP Large Company Value Fund	12.18	11.79	0.00
American Century VP Mid Cap Value Fund	12.65	12.11	0.00
American Century VP Ultra Fund	9.47	11.22	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.32	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.14	11.12	0.00
Critical Math VIT Portfolio	10.00	9.58	0.00
DireXion Dynamic HY Bond Fund	10.21	9.79	0.00
DireXion Evolution All-Cap Equity Fund	9.81	9.92	234.61
DireXion Evolution Managed Bond Fund	10.14	10.06	26.01
Dreyfus Socially Responsible Growth Fund, Inc.	10.51	11.08	0.00
Dreyfus VIF Appreciation Portfolio	11.14	11.68	0.00
Dreyfus VIF International Value Portfolio	10.58	10.78	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.66	9.56	0.00
PIMCO VIT All Asset Portfolio	10.83	11.49	0.00
PIMCO VIT High Yield Portfolio	10.50	10.65	0.00
PIMCO VIT Low Duration Portfolio	10.21	10.75	0.00
PIMCO VIT Real Return Portfolio	10.13	10.99	0.00
PIMCO VIT Total Return Portfolio	10.33	11.01	0.00
ProFund Access VP High Yield	10.11	10.44	0.00
ProFund VP Asia 30	11.44	16.58	82.20
ProFund VP Banks	10.68	7.62	0.00
ProFund VP Basic Materials	9.90	12.69	165.62
ProFund VP Bear	9.42	9.30	0.00
ProFund VP Biotechnology	10.20	9.89	0.00
ProFund VP Bull	10.76	10.93	0.00
ProFund VP Consumer Goods	10.95	11.56	0.00
ProFund VP Consumer Services	10.78	9.71	0.00
ProFund VP Dow 30	11.28	12.50	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.39	11.68	51.34
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.97	8.71	147.88
ProFund VP Health Care	10.69	11.18	1,009.67
ProFund VP Industrials	10.02	10.99	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.99	10.80	0.00
ProFund VP Japan	10.32	9.11	0.00
ProFund VP Large-Cap Growth	10.62	11.14	0.00
ProFund VP Large-Cap Value	10.88	10.69	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.69	10.62	1,305.58
ProFund VP Mid-Cap Value	10.05	9.95	0.00
ProFund VP Money Market	10.13	10.31	10,704.53
ProFund VP NASDAQ-100	10.21	11.78	0.00
ProFund VP Oil & Gas	10.33	13.43	513.17
ProFund VP Pharmaceuticals	10.91	10.95	347.64
ProFund VP Precious Metals	8.64	10.38	68.76
ProFund VP Real Estate	11.95	9.42	350.86
ProFund VP Rising Rates Opportunity	9.25	8.60	0.00
ProFund VP Semiconductor	9.06	9.52	0.00
ProFund VP Short Dow 30	9.28	8.86	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.20	9.72	0.00
ProFund VP Short NASDAQ-100	9.84	8.53	0.00
ProFund VP Short Small-Cap	9.78	10.03	0.00
ProFund VP Small-Cap	10.06	9.65	0.00
ProFund VP Small-Cap Growth	9.75	9.95	0.00
ProFund VP Small-Cap Value	10.20	9.29	0.00
ProFund VP Technology	10.35	11.62	0.00
ProFund VP Telecommunications	11.83	12.58	0.00
ProFund VP U.S. Government Plus	10.95	11.83	0.00
ProFund VP UltraBull	11.29	11.17	0.00
ProFund VP UltraMid-Cap	9.45	9.83	0.00
ProFund VP Ultra NASDAQ-100	10.11	12.74	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.96	8.48	0.00
ProFund VP Utilities	11.79	13.40	217.19
Rydex VT Dow 2x Strategy Fund	11.62	12.33	111.83
Rydex VT Inverse Dow 2x Strategy Fund	8.54	7.63	0.00
Rydex VT OTC 2x Strategy Fund	10.10	12.71	110.53
Rydex VT S&P 500 2x Strategy Fund	11.30	11.15	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.93	0.00
Van Eck Worldwide Hard Assets Fund	9.93	14.10	105.74
Van Kampen LIT Growth and Income Portfolio	10.88	10.94	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.73	11.20	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.06	15.25	89.85
Van Kampen UIF Mid Cap Growth Portfolio	9.89	11.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.87	11.49	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.37	10.04	0.00

Table 4 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.30% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and Estate Planning Rider Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
AIM V.I. Basic Value Series II	10.60	10.53	0.00
AIM V.I. Global Real Estate Series II	12.73	11.76	0.00
AIM V.I. International Growth Series II	11.00	12.35	0.00
AIM V.I. Mid Cap Core Equity Series II	10.38	11.12	0.00
Alger American Small Capitalization	21.19	24.36	0.00
American Century VP Income & Growth Fund	16.22	15.83	0.00
American Century VP International Fund	18.43	21.31	0.00
American Century VP Large Company Value Fund	12.16	11.77	0.00
American Century VP Mid Cap Value Fund	12.64	12.09	0.00
American Century VP Ultra Fund	9.46	11.21	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.32	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.13	11.11	0.00
Critical Math VIT Portfolio	10.00	9.58	0.00
DireXion Dynamic HY Bond Fund	10.20	9.78	0.00
DireXion Evolution All-Cap Equity Fund	9.81	9.91	0.00
DireXion Evolution Managed Bond Fund	10.13	10.05	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.50	11.07	0.00
Dreyfus VIF Appreciation Portfolio	11.14	11.67	0.00
Dreyfus VIF International Value Portfolio	10.57	10.77	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.65	9.54	0.00
PIMCO VIT All Asset Portfolio	10.82	11.48	0.00
PIMCO VIT High Yield Portfolio	10.50	10.64	0.00
PIMCO VIT Low Duration Portfolio	10.21	10.74	0.00
PIMCO VIT Real Return Portfolio	10.13	10.98	0.00
PIMCO VIT Total Return Portfolio	10.33	11.00	0.00
ProFund Access VP High Yield	10.11	10.43	0.00
ProFund VP Asia 30	11.43	16.56	0.00
ProFund VP Banks	10.68	7.61	0.00
ProFund VP Basic Materials	9.90	12.68	0.00
ProFund VP Bear	9.42	9.29	0.00
ProFund VP Biotechnology	10.20	9.89	0.00
ProFund VP Bull	10.76	10.92	0.00
ProFund VP Consumer Goods	10.94	11.55	0.00
ProFund VP Consumer Services	10.78	9.70	0.00
ProFund VP Dow 30	11.27	12.48	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.39	11.67	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.97	8.70	0.00
ProFund VP Health Care	10.69	11.17	0.00
ProFund VP Industrials	10.02	10.98	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.98	10.79	0.00
ProFund VP Japan	10.32	9.11	0.00
ProFund VP Large-Cap Growth	10.62	11.13	0.00
ProFund VP Large-Cap Value	10.88	10.68	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.69	10.61	0.00
ProFund VP Mid-Cap Value	10.04	9.94	0.00
ProFund VP Money Market	10.13	10.31	0.00
ProFund VP NASDAQ-100	10.21	11.77	0.00
ProFund VP Oil & Gas	10.33	13.41	0.00
ProFund VP Pharmaceuticals	10.90	10.94	0.00
ProFund VP Precious Metals	8.64	10.37	0.00
ProFund VP Real Estate	11.94	9.41	0.00
ProFund VP Rising Rates Opportunity	9.25	8.59	0.00
ProFund VP Semiconductor	9.06	9.51	0.00
ProFund VP Short Dow 30	9.28	8.86	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.19	9.71	0.00
ProFund VP Short NASDAQ-100	9.83	8.53	0.00
ProFund VP Short Small-Cap	9.77	10.02	0.00
ProFund VP Small-Cap	10.06	9.64	0.00
ProFund VP Small-Cap Growth	9.75	9.94	0.00
ProFund VP Small-Cap Value	10.20	9.28	0.00
ProFund VP Technology	10.35	11.61	0.00
ProFund VP Telecommunications	11.83	12.57	0.00
ProFund VP U.S. Government Plus	10.95	11.82	0.00
ProFund VP UltraBull	11.28	11.16	0.00
ProFund VP UltraMid-Cap	9.45	9.82	0.00
ProFund VP Ultra NASDAQ-100	10.11	12.73	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.96	8.48	0.00
ProFund VP Utilities	11.79	13.39	0.00
Rydex VT Dow 2x Strategy Fund	11.61	12.32	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.54	7.62	0.00
Rydex VT OTC 2x Strategy Fund	10.10	12.70	0.00
Rydex VT S&P 500 2x Strategy Fund	11.29	11.14	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.98	0.00
Van Eck Worldwide Hard Assets Fund	9.92	14.09	0.00
Van Kampen LIT Growth and Income Portfolio	10.87	10.93	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.72	11.19	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.06	15.23	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.89	11.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.87	11.48	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.37	10.03	0.00

Table 5 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.59	10.52	0.00
AIM V.I. Global Real Estate Series II	12.73	11.75	0.00
AIM V.I. International Growth Series II	11.00	12.34	0.00
AIM V.I. Mid Cap Core Equity Series II	10.38	11.11	0.00
Alger American Small Capitalization	13.62	15.65	0.00
American Century VP Income & Growth Fund	11.64	11.36	0.00
American Century VP International Fund	13.37	15.45	0.00
American Century VP Large Company Value Fund	12.06	11.66	0.00
American Century VP Mid Cap Value Fund	12.64	12.08	0.00
American Century VP Ultra Fund	9.70	11.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.31	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.13	11.10	0.00
Critical Math VIT Portfolio	10.00	9.57	0.00
DireXion Dynamic HY Bond Fund	10.20	9.77	0.00
DireXion Evolution All-Cap Equity Fund	9.80	9.91	0.00
DireXion Evolution Managed Bond Fund	10.13	10.04	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.50	11.06	0.00
Dreyfus VIF Appreciation Portfolio	11.14	11.66	0.00
Dreyfus VIF International Value Portfolio	10.57	10.76	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.56	9.46	0.00
PIMCO VIT All Asset Portfolio	10.82	11.47	0.00
PIMCO VIT High Yield Portfolio	10.49	10.63	0.00
PIMCO VIT Low Duration Portfolio	10.21	10.73	0.00
PIMCO VIT Real Return Portfolio	10.13	10.97	0.00
PIMCO VIT Total Return Portfolio	10.32	10.99	0.00
ProFund Access VP High Yield	10.11	10.42	0.00
ProFund VP Asia 30	11.43	16.55	0.00
ProFund VP Banks	10.67	7.61	0.00
ProFund VP Basic Materials	9.89	12.67	0.00
ProFund VP Bear	9.42	9.28	0.00
ProFund VP Biotechnology	10.20	9.88	0.00
ProFund VP Bull	10.76	10.92	0.00
ProFund VP Consumer Goods	10.94	11.54	0.00
ProFund VP Consumer Services	10.78	9.69	0.00
ProFund VP Dow 30	11.27	12.47	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.38	11.66	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.97	8.69	0.00
ProFund VP Health Care	10.69	11.16	0.00
ProFund VP Industrials	10.02	10.97	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.98	10.78	0.00
ProFund VP Japan	10.31	9.10	0.00
ProFund VP Large-Cap Growth	10.61	11.13	0.00
ProFund VP Large-Cap Value	10.88	10.67	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.68	10.60	0.00
ProFund VP Mid-Cap Value	10.04	9.94	0.00
ProFund VP Money Market	10.13	10.30	0.00
ProFund VP NASDAQ-100	10.20	11.76	0.00
ProFund VP Oil & Gas	10.32	13.40	0.00
ProFund VP Pharmaceuticals	10.90	10.93	0.00
ProFund VP Precious Metals	8.64	10.37	0.00
ProFund VP Real Estate	11.94	9.41	0.00
ProFund VP Rising Rates Opportunity	9.24	8.59	0.00
ProFund VP Semiconductor	9.06	9.51	0.00
ProFund VP Short Dow 30	9.28	8.85	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.19	9.70	0.00
ProFund VP Short NASDAQ-100	9.83	8.52	0.00
ProFund VP Short Small-Cap	9.77	10.01	0.00
ProFund VP Small-Cap	10.05	9.64	0.00
ProFund VP Small-Cap Growth	9.74	9.94	0.00
ProFund VP Small-Cap Value	10.20	9.27	0.00
ProFund VP Technology	10.35	11.60	0.00
ProFund VP Telecommunications	11.82	12.56	0.00
ProFund VP U.S. Government Plus	10.94	11.81	0.00
ProFund VP UltraBull	11.28	11.15	0.00
ProFund VP UltraMid-Cap	9.45	9.81	0.00
ProFund VP Ultra NASDAQ-100	10.10	12.72	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.95	8.47	0.00
ProFund VP Utilities	11.79	13.38	0.00
Rydex VT Dow 2x Strategy Fund	11.61	12.31	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.61	0.00
Rydex VT OTC 2x Strategy Fund	10.10	12.68	0.00
Rydex VT S&P 500 2x Strategy Fund	11.29	11.13	0.00
Rydex VT U.S. Government Money Market Fund	10.19	10.38	0.00
Van Eck Worldwide Hard Assets Fund	9.92	14.08	0.00
Van Kampen LIT Growth and Income Portfolio	10.87	10.92	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.72	11.18	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.06	15.22	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.88	11.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.86	11.47	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.36	10.02	0.00

Table 6 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 1.30% M&E and Estate Planning Rider
AIM V.I. Basic Value Series II	10.59	10.51	0.00
AIM V.I. Global Real Estate Series II	12.72	11.74	0.00
AIM V.I. International Growth Series II	10.99	12.33	0.00
AIM V.I. Mid Cap Core Equity Series II	10.37	11.10	0.00
Alger American Small Capitalization	15.99	18.37	0.00
American Century VP Income & Growth Fund	13.04	12.72	0.00
American Century VP International Fund	15.47	17.88	0.00
American Century VP Large Company Value Fund	12.14	11.73	0.00
American Century VP Mid Cap Value Fund	12.61	12.06	0.00
American Century VP Ultra Fund	9.44	11.17	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.30	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	11.09	0.00
Critical Math VIT Portfolio	10.00	9.57	0.00
DireXion Dynamic HY Bond Fund	10.20	9.76	0.00
DireXion Evolution All-Cap Equity Fund	9.80	9.90	0.00
DireXion Evolution Managed Bond Fund	10.13	10.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.50	11.05	0.00
Dreyfus VIF Appreciation Portfolio	11.13	11.65	0.00
Dreyfus VIF International Value Portfolio	10.56	10.76	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.63	9.51	0.00
PIMCO VIT All Asset Portfolio	10.82	11.46	0.00
PIMCO VIT High Yield Portfolio	10.49	10.62	0.00
PIMCO VIT Low Duration Portfolio	10.20	10.73	0.00
PIMCO VIT Real Return Portfolio	10.12	10.96	0.00
PIMCO VIT Total Return Portfolio	10.32	10.98	0.00
ProFund Access VP High Yield	10.10	10.41	0.00
ProFund VP Asia 30	11.43	16.54	0.00
ProFund VP Banks	10.67	7.60	0.00
ProFund VP Basic Materials	9.89	12.66	0.00
ProFund VP Bear	9.41	9.28	0.00
ProFund VP Biotechnology	10.19	9.87	0.00
ProFund VP Bull	10.75	10.91	0.00
ProFund VP Consumer Goods	10.94	11.53	0.00
ProFund VP Consumer Services	10.77	9.68	0.00
ProFund VP Dow 30	11.27	12.46	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.38	11.65	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.96	8.69	0.00
ProFund VP Health Care	10.68	11.15	0.00
ProFund VP Industrials	10.01	10.96	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.98	10.77	0.00
ProFund VP Japan	10.31	9.09	0.00
ProFund VP Large-Cap Growth	10.61	11.12	0.00
ProFund VP Large-Cap Value	10.87	10.67	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.68	10.60	0.00
ProFund VP Mid-Cap Value	10.04	9.93	0.00
ProFund VP Money Market	10.12	10.29	0.00
ProFund VP NASDAQ-100	10.20	11.75	0.00
ProFund VP Oil & Gas	10.32	13.39	0.00
ProFund VP Pharmaceuticals	10.90	10.92	0.00
ProFund VP Precious Metals	8.63	10.36	0.00
ProFund VP Real Estate	11.94	9.40	0.00
ProFund VP Rising Rates Opportunity	9.24	8.58	0.00
ProFund VP Semiconductor	9.06	9.50	0.00
ProFund VP Short Dow 30	9.27	8.84	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.19	9.69	0.00
ProFund VP Short NASDAQ-100	9.83	8.51	0.00
ProFund VP Short Small-Cap	9.77	10.00	0.00
ProFund VP Small-Cap	10.05	9.63	0.00
ProFund VP Small-Cap Growth	9.74	9.93	0.00
ProFund VP Small-Cap Value	10.19	9.26	0.00
ProFund VP Technology	10.34	11.59	0.00
ProFund VP Telecommunications	11.82	12.55	0.00
ProFund VP U.S. Government Plus	10.94	11.80	0.00
ProFund VP UltraBull	11.28	11.14	0.00
ProFund VP UltraMid-Cap	9.44	9.80	0.00
ProFund VP Ultra NASDAQ-100	10.10	12.71	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.95	8.46	0.00
ProFund VP Utilities	11.78	13.36	0.00
Rydex VT Dow 2x Strategy Fund	11.61	12.30	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.61	0.00
Rydex VT OTC 2x Strategy Fund	10.09	12.67	0.00
Rydex VT S&P 500 2x Strategy Fund	11.29	11.12	0.00
Rydex VT U.S. Government Money Market Fund	9.68	9.85	0.00
Van Eck Worldwide Hard Assets Fund	9.92	14.07	0.00
Van Kampen LIT Growth and Income Portfolio	10.86	10.91	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.72	11.17	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.05	15.21	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.88	11.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.86	11.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.36	10.01	0.00

Table 7 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.45% M&E and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and GMDB Rider with 6% Roll-Up
AIM V.I. Basic Value Series II	10.59	10.51	0.00
AIM V.I. Global Real Estate Series II	12.72	11.74	0.00
AIM V.I. International Growth Series II	10.99	12.32	0.00
AIM V.I. Mid Cap Core Equity Series II	10.37	11.10	0.00
Alger American Small Capitalization	13.98	16.05	0.00
American Century VP Income & Growth Fund	12.06	11.76	0.00
American Century VP International Fund	14.00	16.16	0.00
American Century VP Large Company Value Fund	12.13	11.72	0.00
American Century VP Mid Cap Value Fund	12.60	12.04	0.00
American Century VP Ultra Fund	9.43	11.16	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.88	9.29	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	11.08	0.00
Critical Math VIT Portfolio	10.00	9.57	0.00
DireXion Dynamic HY Bond Fund	10.19	9.76	0.00
DireXion Evolution All-Cap Equity Fund	9.80	9.89	0.00
DireXion Evolution Managed Bond Fund	10.12	10.02	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.49	11.04	0.00
Dreyfus VIF Appreciation Portfolio	11.13	11.64	0.00
Dreyfus VIF International Value Portfolio	10.56	10.75	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.62	9.50	0.00
PIMCO VIT All Asset Portfolio	10.81	11.45	0.00
PIMCO VIT High Yield Portfolio	10.49	10.61	0.00
PIMCO VIT Low Duration Portfolio	10.20	10.72	0.00
PIMCO VIT Real Return Portfolio	10.12	10.95	0.00
PIMCO VIT Total Return Portfolio	10.32	10.97	0.00
ProFund Access VP High Yield	10.10	10.40	0.00
ProFund VP Asia 30	11.42	16.52	0.00
ProFund VP Banks	10.67	7.59	0.00
ProFund VP Basic Materials	9.89	12.65	0.00
ProFund VP Bear	9.41	9.27	0.00
ProFund VP Biotechnology	10.19	9.86	0.00
ProFund VP Bull	10.75	10.90	0.00
ProFund VP Consumer Goods	10.93	11.52	0.00
ProFund VP Consumer Services	10.77	9.68	0.00
ProFund VP Dow 30	11.26	12.45	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.37	11.64	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.96	8.68	0.00
ProFund VP Health Care	10.68	11.15	0.00
ProFund VP Industrials	10.01	10.95	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.76	0.00
ProFund VP Japan	10.31	9.08	0.00
ProFund VP Large-Cap Growth	10.61	11.11	0.00
ProFund VP Large-Cap Value	10.87	10.66	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.68	10.59	0.00
ProFund VP Mid-Cap Value	10.03	9.92	0.00
ProFund VP Money Market	10.12	10.28	1,638.12
ProFund VP NASDAQ-100	10.20	11.74	0.00
ProFund VP Oil & Gas	10.32	13.38	0.00
ProFund VP Pharmaceuticals	10.89	10.91	0.00
ProFund VP Precious Metals	8.63	10.35	0.00
ProFund VP Real Estate	11.93	9.39	0.00
ProFund VP Rising Rates Opportunity	9.24	8.57	0.00
ProFund VP Semiconductor	9.05	9.49	0.00
ProFund VP Short Dow 30	9.27	8.83	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.18	9.69	0.00
ProFund VP Short NASDAQ-100	9.82	8.51	0.00
ProFund VP Short Small-Cap	9.76	9.99	0.00
ProFund VP Small-Cap	10.05	9.62	0.00
ProFund VP Small-Cap Growth	9.74	9.92	0.00
ProFund VP Small-Cap Value	10.19	9.26	0.00
ProFund VP Technology	10.34	11.58	0.00
ProFund VP Telecommunications	11.81	12.54	0.00
ProFund VP U.S. Government Plus	10.93	11.79	0.00
ProFund VP UltraBull	11.27	11.13	0.00
ProFund VP UltraMid-Cap	9.44	9.80	0.00
ProFund VP Ultra NASDAQ-100	10.10	12.70	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.95	8.46	0.00
ProFund VP Utilities	11.78	13.35	0.00
Rydex VT Dow 2x Strategy Fund	11.60	12.29	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.60	0.00
Rydex VT OTC 2x Strategy Fund	10.09	12.66	0.00
Rydex VT S&P 500 2x Strategy Fund	11.28	11.12	0.00
Rydex VT U.S. Government Money Market Fund	10.14	10.32	0.00
Van Eck Worldwide Hard Assets Fund	9.91	14.06	0.00
Van Kampen LIT Growth and Income Portfolio	10.86	10.90	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.71	11.16	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.05	15.19	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.88	11.86	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.86	11.45	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.35	10.01	0.00

Table 8 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.20% M&E and 3% Extra Credit Rider Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.58	10.50	0.00
AIM V.I. Global Real Estate Series II	12.71	11.73	0.00
AIM V.I. International Growth Series II	10.99	12.31	0.00
AIM V.I. Mid Cap Core Equity Series II	10.37	11.09	0.00
Alger American Small Capitalization	15.91	18.26	0.00
American Century VP Income & Growth Fund	12.98	12.65	0.00
American Century VP International Fund	15.40	17.77	0.00
American Century VP Large Company Value Fund	12.12	11.70	0.00
American Century VP Mid Cap Value Fund	12.59	12.02	0.00
American Century VP Ultra Fund	9.42	11.14	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.88	9.28	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	11.07	0.00
Critical Math VIT Portfolio	10.00	9.56	0.00
DireXion Dynamic HY Bond Fund	10.19	9.75	9,983.33
DireXion Evolution All-Cap Equity Fund	9.79	9.88	0.00
DireXion Evolution Managed Bond Fund	10.12	10.02	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.49	11.04	0.00
Dreyfus VIF Appreciation Portfolio	11.13	11.63	0.00
Dreyfus VIF International Value Portfolio	10.56	10.74	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.60	9.48	0.00
PIMCO VIT All Asset Portfolio	10.81	11.44	0.00
PIMCO VIT High Yield Portfolio	10.48	10.61	9,172.57
PIMCO VIT Low Duration Portfolio	10.19	10.71	0.00
PIMCO VIT Real Return Portfolio	10.12	10.94	0.00
PIMCO VIT Total Return Portfolio	10.31	10.96	0.00
ProFund Access VP High Yield	10.10	10.39	0.00
ProFund VP Asia 30	11.42	16.51	0.00
ProFund VP Banks	10.66	7.59	0.00
ProFund VP Basic Materials	9.88	12.64	0.00
ProFund VP Bear	9.41	9.26	0.00
ProFund VP Biotechnology	10.19	9.85	0.00
ProFund VP Bull	10.74	10.89	0.00
ProFund VP Consumer Goods	10.93	11.51	0.00
ProFund VP Consumer Services	10.77	9.67	0.00
ProFund VP Dow 30	11.26	12.44	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.37	11.63	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.96	8.67	0.00
ProFund VP Health Care	10.68	11.14	0.00
ProFund VP Industrials	10.01	10.94	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.75	0.00
ProFund VP Japan	10.30	9.08	0.00
ProFund VP Large-Cap Growth	10.60	11.10	0.00
ProFund VP Large-Cap Value	10.86	10.65	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.67	10.58	0.00
ProFund VP Mid-Cap Value	10.03	9.91	0.00
ProFund VP Money Market	10.12	10.27	25,538.26
ProFund VP NASDAQ-100	10.19	11.73	0.00
ProFund VP Oil & Gas	10.31	13.37	0.00
ProFund VP Pharmaceuticals	10.89	10.90	0.00
ProFund VP Precious Metals	8.63	10.34	0.00
ProFund VP Real Estate	11.93	9.38	0.00
ProFund VP Rising Rates Opportunity	9.23	8.57	0.00
ProFund VP Semiconductor	9.05	9.48	0.00
ProFund VP Short Dow 30	9.27	8.83	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.18	9.68	0.00
ProFund VP Short NASDAQ-100	9.82	8.50	0.00
ProFund VP Short Small-Cap	9.76	9.98	0.00
ProFund VP Small-Cap	10.04	9.61	0.00
ProFund VP Small-Cap Growth	9.73	9.91	0.00
ProFund VP Small-Cap Value	10.19	9.25	0.00
ProFund VP Technology	10.34	11.57	0.00
ProFund VP Telecommunications	11.81	12.53	0.00
ProFund VP U.S. Government Plus	10.93	11.78	0.00
ProFund VP UltraBull	11.27	11.12	0.00
ProFund VP UltraMid-Cap	9.44	9.79	0.00
ProFund VP Ultra NASDAQ-100	10.09	12.69	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.94	8.45	0.00
ProFund VP Utilities	11.77	13.34	0.00
Rydex VT Dow 2x Strategy Fund	11.60	12.28	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.59	0.00
Rydex VT OTC 2x Strategy Fund	10.09	12.65	0.00
Rydex VT S&P 500 2x Strategy Fund	11.28	11.11	0.00
Rydex VT U.S. Government Money Market Fund	9.63	9.79	0.00
Van Eck Worldwide Hard Assets Fund	9.91	14.04	0.00
Van Kampen LIT Growth and Income Portfolio	10.86	10.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.71	11.15	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.04	15.18	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.87	11.85	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.85	11.44	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.35	10.00	0.00

Table 9 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E and Estate Planning Rider

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E and GMDB with 6% Roll-Up

Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.58	10.49	0.00
AIM V.I. Global Real Estate Series II	12.71	11.72	0.00
AIM V.I. International Growth Series II	10.98	12.30	0.00
AIM V.I. Mid Cap Core Equity Series II	10.36	11.08	0.00
Alger American Small Capitalization	20.97	24.04	0.00
American Century VP Income & Growth Fund	16.05	15.63	0.00
American Century VP International Fund	18.24	21.04	0.00
American Century VP Large Company Value Fund	12.10	11.68	0.00
American Century VP Mid Cap Value Fund	12.58	12.00	0.00
American Century VP Ultra Fund	9.41	11.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.88	9.28	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	11.06	0.00
Critical Math VIT Portfolio	10.00	9.56	0.00
DireXion Dynamic HY Bond Fund	10.19	9.74	0.00
DireXion Evolution All-Cap Equity Fund	9.79	9.87	5,065.98
DireXion Evolution Managed Bond Fund	10.12	10.01	5,025.11
Dreyfus Socially Responsible Growth Fund, Inc.	10.49	11.03	0.00
Dreyfus VIF Appreciation Portfolio	11.12	11.62	0.00
Dreyfus VIF International Value Portfolio	10.55	10.73	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.59	9.47	0.00
PIMCO VIT All Asset Portfolio	10.81	11.43	0.00
PIMCO VIT High Yield Portfolio	10.48	10.60	0.00
PIMCO VIT Low Duration Portfolio	10.19	10.70	0.00
PIMCO VIT Real Return Portfolio	10.11	10.93	0.00
PIMCO VIT Total Return Portfolio	10.31	10.95	0.00
ProFund Access VP High Yield	10.09	10.38	0.00
ProFund VP Asia 30	11.41	16.50	0.00
ProFund VP Banks	10.66	7.58	0.00
ProFund VP Basic Materials	9.88	12.63	0.00
ProFund VP Bear	9.40	9.25	0.00
ProFund VP Biotechnology	10.18	9.84	0.00
ProFund VP Bull	10.74	10.88	0.00
ProFund VP Consumer Goods	10.93	11.50	0.00
ProFund VP Consumer Services	10.76	9.66	0.00
ProFund VP Dow 30	11.25	12.43	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.37	11.62	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.95	8.66	0.00
ProFund VP Health Care	10.67	11.13	0.00
ProFund VP Industrials	10.00	10.93	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.74	0.00
ProFund VP Japan	10.30	9.07	0.00
ProFund VP Large-Cap Growth	10.60	11.09	0.00
ProFund VP Large-Cap Value	10.86	10.64	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.67	10.57	0.00
ProFund VP Mid-Cap Value	10.03	9.90	0.00
ProFund VP Money Market	10.11	10.26	0.00
ProFund VP NASDAQ-100	10.19	11.72	0.00
ProFund VP Oil & Gas	10.31	13.36	0.00
ProFund VP Pharmaceuticals	10.89	10.90	0.00
ProFund VP Precious Metals	8.63	10.33	0.00
ProFund VP Real Estate	11.92	9.37	0.00
ProFund VP Rising Rates Opportunity	9.23	8.56	0.00
ProFund VP Semiconductor	9.05	9.47	0.00
ProFund VP Short Dow 30	9.26	8.82	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.18	9.67	0.00
ProFund VP Short NASDAQ-100	9.82	8.49	0.00
ProFund VP Short Small-Cap	9.76	9.98	0.00
ProFund VP Small-Cap	10.04	9.60	0.00
ProFund VP Small-Cap Growth	9.73	9.90	0.00
ProFund VP Small-Cap Value	10.18	9.24	0.00
ProFund VP Technology	10.33	11.56	0.00
ProFund VP Telecommunications	11.81	12.52	0.00
ProFund VP U.S. Government Plus	10.93	11.77	0.00
ProFund VP UltraBull	11.27	11.11	0.00
ProFund VP UltraMid-Cap	9.44	9.78	0.00
ProFund VP Ultra NASDAQ-100	10.09	12.68	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.94	8.44	0.00
ProFund VP Utilities	11.77	13.33	0.00
Rydex VT Dow 2x Strategy Fund	11.60	12.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.52	7.59	0.00
Rydex VT OTC 2x Strategy Fund	10.08	12.64	0.00
Rydex VT S&P 500 2x Strategy Fund	11.28	11.10	0.00
Rydex VT U.S. Government Money Market Fund	9.69	9.85	0.00
Van Eck Worldwide Hard Assets Fund	9.91	14.03	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.71	11.14	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.04	15.17	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.87	11.84	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.85	11.43	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.35	9.99	0.00

Table 10 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.30% M&E and 3% Extra Credit Rider
AIM V.I. Basic Value Series II	10.57	10.48	0.00
AIM V.I. Global Real Estate Series II	12.71	11.71	0.00
AIM V.I. International Growth Series II	10.98	12.29	0.00
AIM V.I. Mid Cap Core Equity Series II	10.36	11.07	0.00
Alger American Small Capitalization	15.84	18.15	0.00
American Century VP Income & Growth Fund	12.91	12.57	0.00
American Century VP International Fund	15.32	17.66	0.00
American Century VP Large Company Value Fund	12.09	11.66	0.00
American Century VP Mid Cap Value Fund	12.56	11.99	0.00
American Century VP Ultra Fund	9.40	11.11	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.87	9.27	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	11.05	0.00
Critical Math VIT Portfolio	10.00	9.56	0.00
DireXion Dynamic HY Bond Fund	10.18	9.73	0.00
DireXion Evolution All-Cap Equity Fund	9.79	9.86	0.00
DireXion Evolution Managed Bond Fund	10.11	10.00	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.48	11.02	0.00
Dreyfus VIF Appreciation Portfolio	11.12	11.61	0.00
Dreyfus VIF International Value Portfolio	10.55	10.72	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.58	9.46	0.00
PIMCO VIT All Asset Portfolio	10.80	11.42	0.00
PIMCO VIT High Yield Portfolio	10.47	10.59	0.00
PIMCO VIT Low Duration Portfolio	10.19	10.69	0.00
PIMCO VIT Real Return Portfolio	10.11	10.92	0.00
PIMCO VIT Total Return Portfolio	10.31	10.94	0.00
ProFund Access VP High Yield	10.09	10.38	0.00
ProFund VP Asia 30	11.41	16.48	0.00
ProFund VP Banks	10.65	7.58	0.00
ProFund VP Basic Materials	9.88	12.62	0.00
ProFund VP Bear	9.40	9.24	0.00
ProFund VP Biotechnology	10.18	9.84	0.00
ProFund VP Bull	10.74	10.87	0.00
ProFund VP Consumer Goods	10.92	11.49	0.00
ProFund VP Consumer Services	10.76	9.65	0.00
ProFund VP Dow 30	11.25	12.42	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.36	11.61	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.95	8.66	0.00
ProFund VP Health Care	10.67	11.12	0.00
ProFund VP Industrials	10.00	10.92	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.73	0.00
ProFund VP Japan	10.30	9.06	0.00
ProFund VP Large-Cap Growth	10.59	11.08	0.00
ProFund VP Large-Cap Value	10.86	10.63	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.67	10.56	9,284.95
ProFund VP Mid-Cap Value	10.02	9.90	0.00
ProFund VP Money Market	10.11	10.25	88,526.07
ProFund VP NASDAQ-100	10.19	11.71	0.00
ProFund VP Oil & Gas	10.31	13.35	0.00
ProFund VP Pharmaceuticals	10.88	10.89	0.00
ProFund VP Precious Metals	8.62	10.32	0.00
ProFund VP Real Estate	11.92	9.37	0.00
ProFund VP Rising Rates Opportunity	9.23	8.55	0.00
ProFund VP Semiconductor	9.04	9.47	0.00
ProFund VP Short Dow 30	9.26	8.81	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.17	9.66	0.00
ProFund VP Short NASDAQ-100	9.81	8.48	0.00
ProFund VP Short Small-Cap	9.75	9.97	0.00
ProFund VP Small-Cap	10.04	9.60	0.00
ProFund VP Small-Cap Growth	9.73	9.89	0.00
ProFund VP Small-Cap Value	10.18	9.23	0.00
ProFund VP Technology	10.33	11.55	0.00
ProFund VP Telecommunications	11.80	12.51	0.00
ProFund VP U.S. Government Plus	10.92	11.76	0.00
ProFund VP UltraBull	11.26	11.10	0.00
ProFund VP UltraMid-Cap	9.43	9.77	0.00
ProFund VP Ultra NASDAQ-100	10.09	12.67	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.94	8.43	0.00
ProFund VP Utilities	11.77	13.32	0.00
Rydex VT Dow 2x Strategy Fund	11.59	12.26	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.52	7.58	0.00
Rydex VT OTC 2x Strategy Fund	10.08	12.63	0.00
Rydex VT S&P 500 2x Strategy Fund	11.27	11.09	0.00
Rydex VT U.S. Government Money Market Fund	9.59	9.74	0.00
Van Eck Worldwide Hard Assets Fund	9.90	14.02	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.70	11.13	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.04	15.16	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.87	11.83	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.85	11.42	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.34	9.98	0.00

Table 11 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.20% M&E and 4% Extra Credit Rider Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
AIM V.I. Basic Value Series II	10.57	10.47	0.00
AIM V.I. Global Real Estate Series II	12.70	11.70	0.00
AIM V.I. International Growth Series II	10.98	12.28	0.00
AIM V.I. Mid Cap Core Equity Series II	10.36	11.06	0.00
Alger American Small Capitalization	15.80	18.10	0.00
American Century VP Income & Growth Fund	12.88	12.53	0.00
American Century VP International Fund	15.29	17.61	0.00
American Century VP Large Company Value Fund	12.08	11.65	0.00
American Century VP Mid Cap Value Fund	12.55	11.97	0.00
American Century VP Ultra Fund	9.39	11.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.87	9.26	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	11.05	0.00
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.18	9.72	0.00
DireXion Evolution All-Cap Equity Fund	9.78	9.86	0.00
DireXion Evolution Managed Bond Fund	10.11	9.99	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.48	11.01	0.00
Dreyfus VIF Appreciation Portfolio	11.11	11.60	0.00
Dreyfus VIF International Value Portfolio	10.55	10.71	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.57	9.44	0.00
PIMCO VIT All Asset Portfolio	10.80	11.42	0.00
PIMCO VIT High Yield Portfolio	10.47	10.58	0.00
PIMCO VIT Low Duration Portfolio	10.18	10.68	0.00
PIMCO VIT Real Return Portfolio	10.11	10.91	0.00
PIMCO VIT Total Return Portfolio	10.30	10.94	0.00
ProFund Access VP High Yield	10.09	10.37	0.00
ProFund VP Asia 30	11.41	16.47	0.00
ProFund VP Banks	10.65	7.57	0.00
ProFund VP Basic Materials	9.87	12.61	2,061.06
ProFund VP Bear	9.40	9.24	0.00
ProFund VP Biotechnology	10.18	9.83	0.00
ProFund VP Bull	10.73	10.86	1,271.85
ProFund VP Consumer Goods	10.92	11.48	0.00
ProFund VP Consumer Services	10.76	9.64	0.00
ProFund VP Dow 30	11.25	12.41	1,190.95
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.36	11.60	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.94	8.65	0.00
ProFund VP Health Care	10.67	11.11	0.00
ProFund VP Industrials	10.00	10.91	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.96	10.73	0.00
ProFund VP Japan	10.29	9.05	0.00
ProFund VP Large-Cap Growth	10.59	11.07	0.00
ProFund VP Large-Cap Value	10.85	10.62	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.66	10.55	0.00
ProFund VP Mid-Cap Value	10.02	9.89	0.00
ProFund VP Money Market	10.11	10.25	74,261.48
ProFund VP NASDAQ-100	10.18	11.70	0.00
ProFund VP Oil & Gas	10.30	13.34	0.00
ProFund VP Pharmaceuticals	10.88	10.88	0.00
ProFund VP Precious Metals	8.62	10.31	1,790.72
ProFund VP Real Estate	11.92	9.36	0.00
ProFund VP Rising Rates Opportunity	9.22	8.54	0.00
ProFund VP Semiconductor	9.04	9.46	0.00
ProFund VP Short Dow 30	9.26	8.80	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.17	9.65	0.00
ProFund VP Short NASDAQ-100	9.81	8.48	0.00
ProFund VP Short Small-Cap	9.75	9.96	0.00
ProFund VP Small-Cap	10.03	9.59	0.00
ProFund VP Small-Cap Growth	9.72	9.89	0.00
ProFund VP Small-Cap Value	10.18	9.23	0.00
ProFund VP Technology	10.32	11.54	0.00
ProFund VP Telecommunications	11.80	12.50	1,081.30
ProFund VP U.S. Government Plus	10.92	11.75	0.00
ProFund VP UltraBull	11.26	11.09	0.00
ProFund VP UltraMid-Cap	9.43	9.76	0.00
ProFund VP Ultra NASDAQ-100	10.08	12.66	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.93	8.43	0.00
ProFund VP Utilities	11.76	13.31	0.00
Rydex VT Dow 2x Strategy Fund	11.59	12.25	550.57
Rydex VT Inverse Dow 2x Strategy Fund	8.52	7.57	0.00
Rydex VT OTC 2x Strategy Fund	10.08	12.62	848.01
Rydex VT S&P 500 2x Strategy Fund	11.27	11.08	0.00
Rydex VT U.S. Government Money Market Fund	9.56	9.71	0.00
Van Eck Worldwide Hard Assets Fund	9.90	14.01	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.70	11.12	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.03	15.14	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.86	11.82	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.84	11.41	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.34	9.97	0.00

Table 12 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
AIM V.I. Basic Value Series II	10.57	10.46	0.00
AIM V.I. Global Real Estate Series II	12.70	11.69	0.00
AIM V.I. International Growth Series II	10.97	12.27	0.00
AIM V.I. Mid Cap Core Equity Series II	10.35	11.05	0.00
Alger American Small Capitalization	12.49	14.30	0.00
American Century VP Income & Growth Fund	11.55	11.23	0.00
American Century VP International Fund	13.05	15.03	0.00
American Century VP Large Company Value Fund	11.95	11.51	0.00
American Century VP Mid Cap Value Fund	11.96	11.39	0.00
American Century VP Ultra Fund	9.66	11.40	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.87	9.25	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.10	11.04	0.00
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.18	9.72	2,170.84
DireXion Evolution All-Cap Equity Fund	9.78	9.85	2,128.85
DireXion Evolution Managed Bond Fund	10.11	9.98	2,212.49
Dreyfus Socially Responsible Growth Fund, Inc.	10.48	11.00	0.00
Dreyfus VIF Appreciation Portfolio	11.11	11.60	0.00
Dreyfus VIF International Value Portfolio	10.54	10.70	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.05	9.01	0.00
PIMCO VIT All Asset Portfolio	10.80	11.41	0.00
PIMCO VIT High Yield Portfolio	10.47	10.57	1,994.69
PIMCO VIT Low Duration Portfolio	10.18	10.67	0.00
PIMCO VIT Real Return Portfolio	10.10	10.90	0.00
PIMCO VIT Total Return Portfolio	10.30	10.93	0.00
ProFund Access VP High Yield	10.08	10.36	13,434.51
ProFund VP Asia 30	11.40	16.45	92.29
ProFund VP Banks	10.65	7.56	0.00
ProFund VP Basic Materials	9.87	12.60	130.58
ProFund VP Bear	9.39	9.23	171.75
ProFund VP Biotechnology	10.17	9.82	0.00
ProFund VP Bull	10.73	10.85	12,464.52
ProFund VP Consumer Goods	10.92	11.47	135.15
ProFund VP Consumer Services	10.75	9.64	0.00
ProFund VP Dow 30	11.24	12.40	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.36	11.59	133.87
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.94	8.64	0.00
ProFund VP Health Care	10.66	11.10	0.00
ProFund VP Industrials	9.99	10.91	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.96	10.72	0.00
ProFund VP Japan	10.29	9.05	0.00
ProFund VP Large-Cap Growth	10.59	11.06	0.00
ProFund VP Large-Cap Value	10.85	10.61	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.66	10.54	10,073.21
ProFund VP Mid-Cap Value	10.02	9.88	0.00
ProFund VP Money Market	10.10	10.24	232,781.00
ProFund VP NASDAQ-100	10.18	11.69	0.00
ProFund VP Oil & Gas	10.30	13.33	127.83
ProFund VP Pharmaceuticals	10.88	10.87	0.00
ProFund VP Precious Metals	8.62	10.31	153.38
ProFund VP Real Estate	11.91	9.35	0.00
ProFund VP Rising Rates Opportunity	9.22	8.54	0.00
ProFund VP Semiconductor	9.04	9.45	0.00
ProFund VP Short Dow 30	9.25	8.80	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.17	9.64	0.00
ProFund VP Short NASDAQ-100	9.81	8.47	188.68
ProFund VP Short Small-Cap	9.75	9.95	0.00
ProFund VP Small-Cap	10.03	9.58	0.00
ProFund VP Small-Cap Growth	9.72	9.88	0.00
ProFund VP Small-Cap Value	10.17	9.22	0.00
ProFund VP Technology	10.32	11.53	137.35
ProFund VP Telecommunications	11.79	12.49	0.00
ProFund VP U.S. Government Plus	10.92	11.74	0.00
ProFund VP UltraBull	11.25	11.09	0.00
ProFund VP UltraMid-Cap	9.43	9.76	13,143.33
ProFund VP Ultra NASDAQ-100	10.08	12.65	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.93	8.42	15,425.43
ProFund VP Utilities	11.76	13.30	119.22
Rydex VT Dow 2x Strategy Fund	11.58	12.24	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.57	0.00
Rydex VT OTC 2x Strategy Fund	10.07	12.61	0.00
Rydex VT S&P 500 2x Strategy Fund	11.26	11.07	0.00
Rydex VT U.S. Government Money Market Fund	10.15	10.30	9,142.01
Van Eck Worldwide Hard Assets Fund	9.90	14.00	0.00
Van Kampen LIT Growth and Income Portfolio	10.84	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.70	11.11	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.03	15.13	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.86	11.81	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.84	11.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.33	9.96	0.00

Table 13 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.45% M&E and 3% Extra Credit Rider Base Contract with 1.30% M&E and 4% Extra Credit Rider Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.56	10.45	0.00
AIM V.I. Global Real Estate Series II	12.69	11.68	0.00
AIM V.I. International Growth Series II	10.97	12.25	0.00
AIM V.I. Mid Cap Core Equity Series II	10.35	11.04	0.00
Alger American Small Capitalization	15.72	17.99	0.00
American Century VP Income & Growth Fund	12.82	12.46	0.00
American Century VP International Fund	15.21	17.51	0.00
American Century VP Large Company Value Fund	12.06	11.61	0.00
American Century VP Mid Cap Value Fund	12.53	11.93	0.00
American Century VP Ultra Fund	9.37	11.06	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.86	9.25	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.10	11.03	0.00
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.17	9.71	0.00
DireXion Evolution All-Cap Equity Fund	9.78	9.84	24,845.15
DireXion Evolution Managed Bond Fund	10.10	9.97	3,600.05
Dreyfus Socially Responsible Growth Fund, Inc.	10.47	10.99	0.00
Dreyfus VIF Appreciation Portfolio	11.11	11.59	0.00
Dreyfus VIF International Value Portfolio	10.54	10.69	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.55	9.41	0.00
PIMCO VIT All Asset Portfolio	10.79	11.40	0.00
PIMCO VIT High Yield Portfolio	10.46	10.56	0.00
PIMCO VIT Low Duration Portfolio	10.18	10.66	0.00
PIMCO VIT Real Return Portfolio	10.10	10.90	0.00
PIMCO VIT Total Return Portfolio	10.30	10.92	0.00
ProFund Access VP High Yield	10.08	10.35	742.76
ProFund VP Asia 30	11.40	16.44	0.00
ProFund VP Banks	10.64	7.56	0.00
ProFund VP Basic Materials	9.87	12.59	0.00
ProFund VP Bear	9.39	9.22	0.00
ProFund VP Biotechnology	10.17	9.81	0.00
ProFund VP Bull	10.73	10.84	689.07
ProFund VP Consumer Goods	10.91	11.46	0.00
ProFund VP Consumer Services	10.75	9.63	0.00
ProFund VP Dow 30	11.24	12.39	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.35	11.58	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.94	8.64	0.00
ProFund VP Health Care	10.66	11.09	0.00
ProFund VP Industrials	9.99	10.90	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.96	10.71	0.00
ProFund VP Japan	10.29	9.04	0.00
ProFund VP Large-Cap Growth	10.58	11.05	0.00
ProFund VP Large-Cap Value	10.85	10.60	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.66	10.53	0.00
ProFund VP Mid-Cap Value	10.01	9.87	0.00
ProFund VP Money Market	10.10	10.23	92,723.72
ProFund VP NASDAQ-100	10.18	11.68	0.00
ProFund VP Oil & Gas	10.30	13.31	0.00
ProFund VP Pharmaceuticals	10.87	10.86	0.00
ProFund VP Precious Metals	8.61	10.30	0.00
ProFund VP Real Estate	11.91	9.34	0.00
ProFund VP Rising Rates Opportunity	9.22	8.53	0.00
ProFund VP Semiconductor	9.03	9.44	0.00
ProFund VP Short Dow 30	9.25	8.79	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.16	9.64	0.00
ProFund VP Short NASDAQ-100	9.80	8.46	0.00
ProFund VP Short Small-Cap	9.74	9.94	0.00
ProFund VP Small-Cap	10.03	9.57	0.00
ProFund VP Small-Cap Growth	9.72	9.87	0.00
ProFund VP Small-Cap Value	10.17	9.21	0.00
ProFund VP Technology	10.32	11.52	0.00
ProFund VP Telecommunications	11.79	12.48	0.00
ProFund VP U.S. Government Plus	10.91	11.73	0.00
ProFund VP UltraBull	11.25	11.08	0.00
ProFund VP UltraMid-Cap	9.42	9.75	726.44
ProFund VP Ultra NASDAQ-100	10.08	12.64	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.93	8.41	852.57
ProFund VP Utilities	11.75	13.29	0.00
Rydex VT Dow 2x Strategy Fund	11.58	12.23	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.56	0.00
Rydex VT OTC 2x Strategy Fund	10.07	12.60	0.00
Rydex VT S&P 500 2x Strategy Fund	11.26	11.06	0.00
Rydex VT U.S. Government Money Market Fund	9.52	9.65	0.00
Van Eck Worldwide Hard Assets Fund	9.89	13.99	0.00
Van Kampen LIT Growth and Income Portfolio	10.84	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.69	11.10	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.03	15.12	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.86	11.80	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.83	11.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.33	9.96	0.00

Table 14– 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.56	10.44	0.00
AIM V.I. Global Real Estate Series II	12.69	11.67	3,736.50
AIM V.I. International Growth Series II	10.97	12.24	163.00
AIM V.I. Mid Cap Core Equity Series II	10.35	11.03	1,579.98
Alger American Small Capitalization	13.88	15.88	0.00
American Century VP Income & Growth Fund	11.98	11.63	1,395.47
American Century VP International Fund	13.90	15.99	598.77
American Century VP Large Company Value Fund	12.04	11.59	0.00
American Century VP Mid Cap Value Fund	12.51	11.91	0.00
American Century VP Ultra Fund	9.36	11.04	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.86	9.24	1,739.20
Credit Suisse Trust - Large Cap Value Portfolio	11.09	11.02	1,522.09
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.17	9.70	9,009.89
DireXion Evolution All-Cap Equity Fund	9.77	9.83	2,228.43
DireXion Evolution Managed Bond Fund	10.10	9.97	241.59
Dreyfus Socially Responsible Growth Fund, Inc.	10.47	10.98	0.00
Dreyfus VIF Appreciation Portfolio	11.10	11.58	0.00
Dreyfus VIF International Value Portfolio	10.54	10.68	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.54	9.40	0.00
PIMCO VIT All Asset Portfolio	10.79	11.39	0.00
PIMCO VIT High Yield Portfolio	10.46	10.55	8,740.41
PIMCO VIT Low Duration Portfolio	10.17	10.65	0.00
PIMCO VIT Real Return Portfolio	10.09	10.89	3,587.98
PIMCO VIT Total Return Portfolio	10.29	10.91	0.00
ProFund Access VP High Yield	10.08	10.34	0.00
ProFund VP Asia 30	11.40	16.43	232.67
ProFund VP Banks	10.64	7.55	874.28
ProFund VP Basic Materials	9.86	12.58	0.00
ProFund VP Bear	9.39	9.21	3,983.87
ProFund VP Biotechnology	10.17	9.80	0.00
ProFund VP Bull	10.72	10.83	0.00
ProFund VP Consumer Goods	10.91	11.45	0.00
ProFund VP Consumer Services	10.74	9.62	0.00
ProFund VP Dow 30	11.24	12.38	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.35	11.57	551.02
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.93	8.63	0.00
ProFund VP Health Care	10.66	11.08	0.00
ProFund VP Industrials	9.99	10.89	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.95	10.70	0.00
ProFund VP Japan	10.28	9.03	0.00
ProFund VP Large-Cap Growth	10.58	11.04	843.26
ProFund VP Large-Cap Value	10.84	10.59	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.65	10.52	3,938.37
ProFund VP Mid-Cap Value	10.01	9.86	0.00
ProFund VP Money Market	10.10	10.22	21,862.98
ProFund VP NASDAQ-100	10.17	11.67	0.00
ProFund VP Oil & Gas	10.29	13.30	353.25
ProFund VP Pharmaceuticals	10.87	10.85	0.00
ProFund VP Precious Metals	8.61	10.29	96.24
ProFund VP Real Estate	11.90	9.34	0.00
ProFund VP Rising Rates Opportunity	9.21	8.52	0.00
ProFund VP Semiconductor	9.03	9.44	0.00
ProFund VP Short Dow 30	9.25	8.78	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.16	9.63	0.00
ProFund VP Short NASDAQ-100	9.80	8.46	0.00
ProFund VP Short Small-Cap	9.74	9.93	0.00
ProFund VP Small-Cap	10.02	9.56	0.00
ProFund VP Small-Cap Growth	9.71	9.86	928.22
ProFund VP Small-Cap Value	10.17	9.20	0.00
ProFund VP Technology	10.31	11.51	0.00
ProFund VP Telecommunications	11.79	12.47	0.00
ProFund VP U.S. Government Plus	10.91	11.72	0.00
ProFund VP UltraBull	11.25	11.07	14,952.26
ProFund VP UltraMid-Cap	9.42	9.74	492.55
ProFund VP Ultra NASDAQ-100	10.07	12.63	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.92	8.41	104.05
ProFund VP Utilities	11.75	13.28	0.00
Rydex VT Dow 2x Strategy Fund	11.58	12.21	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.56	0.00
Rydex VT OTC 2x Strategy Fund	10.07	12.59	0.00
Rydex VT S&P 500 2x Strategy Fund	11.26	11.05	1,444.83
Rydex VT U.S. Government Money Market Fund	10.07	10.21	0.00
Van Eck Worldwide Hard Assets Fund	9.89	13.97	152.27
Van Kampen LIT Growth and Income Portfolio	10.84	10.84	1,553.13
Van Kampen UIF Emerging Markets Debt Portfolio	10.69	11.10	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.02	15.11	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.85	11.79	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.83	11.39	429.98
Van Kampen UIF U.S. Real Estate Portfolio	12.32	9.95	0.00

Table 15– 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.56	10.44	0.00
AIM V.I. Global Real Estate Series II	12.68	11.66	0.00
AIM V.I. International Growth Series II	10.96	12.23	0.00
AIM V.I. Mid Cap Core Equity Series II	10.34	11.02	0.00
Alger American Small Capitalization	15.64	17.88	0.00
American Century VP Income & Growth Fund	12.76	12.39	0.00
American Century VP International Fund	15.14	17.41	0.00
American Century VP Large Company Value Fund	12.03	11.58	0.00
American Century VP Mid Cap Value Fund	12.50	11.90	0.00
American Century VP Ultra Fund	9.35	11.02	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.86	9.23	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.09	11.01	0.00
Critical Math VIT Portfolio	10.00	9.54	0.00
DireXion Dynamic HY Bond Fund	10.16	9.69	3,642.09
DireXion Evolution All-Cap Equity Fund	9.77	9.82	7,154.49
DireXion Evolution Managed Bond Fund	10.10	9.96	2,963.80
Dreyfus Socially Responsible Growth Fund, Inc.	10.47	10.97	0.00
Dreyfus VIF Appreciation Portfolio	11.10	11.57	0.00
Dreyfus VIF International Value Portfolio	10.53	10.68	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.52	9.39	0.00
PIMCO VIT All Asset Portfolio	10.78	11.38	0.00
PIMCO VIT High Yield Portfolio	10.46	10.54	3,346.25
PIMCO VIT Low Duration Portfolio	10.17	10.65	0.00
PIMCO VIT Real Return Portfolio	10.09	10.88	0.00
PIMCO VIT Total Return Portfolio	10.29	10.90	1,920.31
ProFund Access VP High Yield	10.07	10.33	2,301.07
ProFund VP Asia 30	11.39	16.41	289.60
ProFund VP Banks	10.64	7.54	0.00
ProFund VP Basic Materials	9.86	12.57	409.76
ProFund VP Bear	9.38	9.21	538.94
ProFund VP Biotechnology	10.16	9.80	0.00
ProFund VP Bull	10.72	10.83	2,134.92
ProFund VP Consumer Goods	10.90	11.44	424.09
ProFund VP Consumer Services	10.74	9.61	0.00
ProFund VP Dow 30	11.23	12.37	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.35	11.56	420.03
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.93	8.62	0.00
ProFund VP Health Care	10.65	11.07	0.00
ProFund VP Industrials	9.98	10.88	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.95	10.69	0.00
ProFund VP Japan	10.28	9.02	0.00
ProFund VP Large-Cap Growth	10.58	11.03	0.00
ProFund VP Large-Cap Value	10.84	10.59	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.65	10.52	890.13
ProFund VP Mid-Cap Value	10.01	9.85	0.00
ProFund VP Money Market	10.09	10.21	37,841.51
ProFund VP NASDAQ-100	10.17	11.67	0.00
ProFund VP Oil & Gas	10.29	13.29	401.12
ProFund VP Pharmaceuticals	10.87	10.84	0.00
ProFund VP Precious Metals	8.61	10.28	481.30
ProFund VP Real Estate	11.90	9.33	0.00
ProFund VP Rising Rates Opportunity	9.21	8.52	0.00
ProFund VP Semiconductor	9.03	9.43	0.00
ProFund VP Short Dow 30	9.25	8.77	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.16	9.62	0.00
ProFund VP Short NASDAQ-100	9.80	8.45	592.05
ProFund VP Short Small-Cap	9.74	9.93	0.00
ProFund VP Small-Cap	10.02	9.56	0.00
ProFund VP Small-Cap Growth	9.71	9.85	0.00
ProFund VP Small-Cap Value	10.16	9.19	0.00
ProFund VP Technology	10.31	11.50	430.96
ProFund VP Telecommunications	11.78	12.45	0.00
ProFund VP U.S. Government Plus	10.91	11.71	0.00
ProFund VP UltraBull	11.24	11.06	0.00
ProFund VP UltraMid-Cap	9.42	9.73	2,251.13
ProFund VP Ultra NASDAQ-100	10.07	12.62	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.92	8.40	2,641.90
ProFund VP Utilities	11.75	13.26	374.09
Rydex VT Dow 2x Strategy Fund	11.57	12.20	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.55	0.00
Rydex VT OTC 2x Strategy Fund	10.06	12.58	0.00
Rydex VT S&P 500 2x Strategy Fund	11.25	11.04	0.00
Rydex VT U.S. Government Money Market Fund	9.48	9.60	0.00
Van Eck Worldwide Hard Assets Fund	9.89	13.96	0.00
Van Kampen LIT Growth and Income Portfolio	10.83	10.83	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.68	11.09	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.02	15.09	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.85	11.78	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.83	11.38	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.32	9.94	0.00

Table 16 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E and 5% Extra Credit Rider

Base Contract with 1.45% M&E and 4% Extra Credit Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Estate Planning Rider

AIM V.I. Basic Value Series II	10.55	10.43	0.00
AIM V.I. Global Real Estate Series II	12.68	11.65	0.00
AIM V.I. International Growth Series II	10.96	12.22	0.00
AIM V.I. Mid Cap Core Equity Series II	10.34	11.01	0.00
Alger American Small Capitalization	20.66	23.61	0.00
American Century VP Income & Growth Fund	15.82	15.35	0.00
American Century VP International Fund	17.97	20.66	0.00
American Century VP Large Company Value Fund	12.02	11.56	0.00
American Century VP Mid Cap Value Fund	12.49	11.88	0.00
American Century VP Ultra Fund	9.34	11.01	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.85	9.22	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.09	11.00	0.00
Critical Math VIT Portfolio	10.00	9.54	0.00
DireXion Dynamic HY Bond Fund	10.16	9.68	0.00
DireXion Evolution All-Cap Equity Fund	9.77	9.82	1,098.07
DireXion Evolution Managed Bond Fund	10.09	9.95	473.66
Dreyfus Socially Responsible Growth Fund, Inc.	10.46	10.96	0.00
Dreyfus VIF Appreciation Portfolio	11.10	11.56	0.00
Dreyfus VIF International Value Portfolio	10.53	10.67	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.51	9.37	0.00
PIMCO VIT All Asset Portfolio	10.78	11.37	0.00
PIMCO VIT High Yield Portfolio	10.45	10.54	0.00
PIMCO VIT Low Duration Portfolio	10.17	10.64	0.00
PIMCO VIT Real Return Portfolio	10.09	10.87	0.00
PIMCO VIT Total Return Portfolio	10.28	10.89	0.00
ProFund Access VP High Yield	10.07	10.32	964.95
ProFund VP Asia 30	11.39	16.40	0.00
ProFund VP Banks	10.63	7.54	0.00
ProFund VP Basic Materials	9.86	12.56	0.00
ProFund VP Bear	9.38	9.20	0.00
ProFund VP Biotechnology	10.16	9.79	0.00
ProFund VP Bull	10.72	10.82	895.19
ProFund VP Consumer Goods	10.90	11.43	0.00
ProFund VP Consumer Services	10.74	9.60	0.00
ProFund VP Dow 30	11.23	12.36	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.34	11.55	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.93	8.61	0.00
ProFund VP Health Care	10.65	11.06	0.00
ProFund VP Industrials	9.98	10.87	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.95	10.68	0.00
ProFund VP Japan	10.28	9.02	0.00
ProFund VP Large-Cap Growth	10.57	11.02	0.00
ProFund VP Large-Cap Value	10.84	10.58	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.65	10.51	4,762.72
ProFund VP Mid-Cap Value	10.00	9.85	0.00
ProFund VP Money Market	10.09	10.20	17,262.37
ProFund VP NASDAQ-100	10.17	11.66	0.00
ProFund VP Oil & Gas	10.29	13.28	0.00
ProFund VP Pharmaceuticals	10.86	10.83	0.00
ProFund VP Precious Metals	8.61	10.27	0.00
ProFund VP Real Estate	11.90	9.32	0.00
ProFund VP Rising Rates Opportunity	9.21	8.51	0.00
ProFund VP Semiconductor	9.03	9.42	0.00
ProFund VP Short Dow 30	9.24	8.77	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.15	9.61	0.00
ProFund VP Short NASDAQ-100	9.79	8.44	0.00
ProFund VP Short Small-Cap	9.73	9.92	0.00
ProFund VP Small-Cap	10.02	9.55	0.00
ProFund VP Small-Cap Growth	9.71	9.85	0.00
ProFund VP Small-Cap Value	10.16	9.19	0.00
ProFund VP Technology	10.31	11.49	0.00
ProFund VP Telecommunications	11.78	12.44	0.00
ProFund VP U.S. Government Plus	10.90	11.70	0.00
ProFund VP UltraBull	11.24	11.05	0.00
ProFund VP UltraMid-Cap	9.41	9.72	943.74
ProFund VP Ultra NASDAQ-100	10.07	12.61	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.92	8.39	1,107.60
ProFund VP Utilities	11.74	13.25	0.00
Rydex VT Dow 2x Strategy Fund	11.57	12.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.50	7.54	0.00
Rydex VT OTC 2x Strategy Fund	10.06	12.57	0.00
Rydex VT S&P 500 2x Strategy Fund	11.25	11.03	0.00
Rydex VT U.S. Government Money Market Fund	9.55	9.67	0.00
Van Eck Worldwide Hard Assets Fund	9.88	13.95	0.00
Van Kampen LIT Growth and Income Portfolio	10.83	10.82	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.68	11.08	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.02	15.08	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.85	11.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.82	11.37	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.32	9.93	0.00

Table 17 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

AIM V.I. Basic Value Series II	10.55	10.42	0.00
AIM V.I. Global Real Estate Series II	12.68	11.64	0.00
AIM V.I. International Growth Series II	10.95	12.21	0.00
AIM V.I. Mid Cap Core Equity Series II	10.34	11.00	0.00
Alger American Small Capitalization	12.45	14.22	0.00
American Century VP Income & Growth Fund	11.51	11.16	0.00
American Century VP International Fund	13.01	14.94	0.00
American Century VP Large Company Value Fund	11.91	11.45	0.00
American Century VP Mid Cap Value Fund	11.92	11.33	0.00
American Century VP Ultra Fund	9.63	11.33	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.85	9.22	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	10.99	0.00
Critical Math VIT Portfolio	10.00	9.54	0.00
DireXion Dynamic HY Bond Fund	10.16	9.68	0.00
DireXion Evolution All-Cap Equity Fund	9.76	9.81	0.00
DireXion Evolution Managed Bond Fund	10.09	9.94	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.46	10.95	0.00
Dreyfus VIF Appreciation Portfolio	11.09	11.55	0.00
Dreyfus VIF International Value Portfolio	10.53	10.66	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.01	8.96	0.00
PIMCO VIT All Asset Portfolio	10.78	11.36	0.00
PIMCO VIT High Yield Portfolio	10.45	10.53	0.00
PIMCO VIT Low Duration Portfolio	10.16	10.63	0.00
PIMCO VIT Real Return Portfolio	10.08	10.86	0.00
PIMCO VIT Total Return Portfolio	10.28	10.88	0.00
ProFund Access VP High Yield	10.07	10.31	0.00
ProFund VP Asia 30	11.38	16.39	0.00
ProFund VP Banks	10.63	7.53	0.00
ProFund VP Basic Materials	9.85	12.55	0.00
ProFund VP Bear	9.38	9.19	0.00
ProFund VP Biotechnology	10.16	9.78	0.00
ProFund VP Bull	10.71	10.81	0.00
ProFund VP Consumer Goods	10.90	11.42	0.00
ProFund VP Consumer Services	10.73	9.60	0.00
ProFund VP Dow 30	11.22	12.35	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.34	11.54	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.92	8.61	0.00
ProFund VP Health Care	10.65	11.05	0.00
ProFund VP Industrials	9.98	10.86	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.94	10.67	0.00
ProFund VP Japan	10.27	9.01	0.00
ProFund VP Large-Cap Growth	10.57	11.01	0.00
ProFund VP Large-Cap Value	10.83	10.57	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.64	10.50	738.35
ProFund VP Mid-Cap Value	10.00	9.84	0.00
ProFund VP Money Market	10.09	10.19	8,985.34
ProFund VP NASDAQ-100	10.16	11.65	0.00
ProFund VP Oil & Gas	10.28	13.27	0.00
ProFund VP Pharmaceuticals	10.86	10.82	0.00
ProFund VP Precious Metals	8.60	10.26	0.00
ProFund VP Real Estate	11.89	9.31	0.00
ProFund VP Rising Rates Opportunity	9.21	8.50	0.00
ProFund VP Semiconductor	9.02	9.41	0.00
ProFund VP Short Dow 30	9.24	8.76	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.15	9.60	0.00
ProFund VP Short NASDAQ-100	9.79	8.44	0.00
ProFund VP Short Small-Cap	9.73	9.91	0.00
ProFund VP Small-Cap	10.01	9.54	0.00
ProFund VP Small-Cap Growth	9.70	9.84	0.00
ProFund VP Small-Cap Value	10.16	9.18	0.00
ProFund VP Technology	10.30	11.49	0.00
ProFund VP Telecommunications	11.78	12.43	0.00
ProFund VP U.S. Government Plus	10.90	11.69	0.00
ProFund VP UltraBull	11.24	11.04	1,540.23
ProFund VP UltraMid-Cap	9.41	9.71	0.00
ProFund VP Ultra NASDAQ-100	10.06	12.60	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.91	8.39	0.00
ProFund VP Utilities	11.74	13.24	0.00
Rydex VT Dow 2x Strategy Fund	11.56	12.18	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.50	7.54	0.00
Rydex VT OTC 2x Strategy Fund	10.06	12.56	0.00
Rydex VT S&P 500 2x Strategy Fund	11.25	11.02	0.00
Rydex VT U.S. Government Money Market Fund	10.12	10.24	0.00
Van Eck Worldwide Hard Assets Fund	9.88	13.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.82	10.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.68	11.07	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.01	15.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.84	11.76	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.82	11.36	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.31	9.92	0.00

Table 18 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.55	10.41	0.00
AIM V.I. Global Real Estate Series II	12.67	11.63	0.00
AIM V.I. International Growth Series II	10.95	12.20	1,053.40
AIM V.I. Mid Cap Core Equity Series II	10.33	10.99	0.00
Alger American Small Capitalization	15.53	17.73	0.00
American Century VP Income & Growth Fund	12.66	12.28	0.00
American Century VP International Fund	15.03	17.25	0.00
American Century VP Large Company Value Fund	12.00	11.52	0.00
American Century VP Mid Cap Value Fund	12.46	11.84	0.00
American Century VP Ultra Fund	9.33	10.97	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.85	9.21	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	10.98	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.15	9.67	0.00
DireXion Evolution All-Cap Equity Fund	9.76	9.80	8,357.87
DireXion Evolution Managed Bond Fund	10.09	9.93	2,018.29
Dreyfus Socially Responsible Growth Fund, Inc.	10.46	10.94	0.00
Dreyfus VIF Appreciation Portfolio	11.09	11.54	0.00
Dreyfus VIF International Value Portfolio	10.52	10.65	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.49	9.34	0.00
PIMCO VIT All Asset Portfolio	10.77	11.35	0.00
PIMCO VIT High Yield Portfolio	10.45	10.52	0.00
PIMCO VIT Low Duration Portfolio	10.16	10.62	0.00
PIMCO VIT Real Return Portfolio	10.08	10.85	0.00
PIMCO VIT Total Return Portfolio	10.28	10.87	0.00
ProFund Access VP High Yield	10.06	10.31	0.00
ProFund VP Asia 30	11.38	16.37	1,523.36
ProFund VP Banks	10.63	7.53	0.00
ProFund VP Basic Materials	9.85	12.54	0.00
ProFund VP Bear	9.37	9.18	0.00
ProFund VP Biotechnology	10.15	9.77	0.00
ProFund VP Bull	10.71	10.80	0.00
ProFund VP Consumer Goods	10.89	11.41	0.00
ProFund VP Consumer Services	10.73	9.59	0.00
ProFund VP Dow 30	11.22	12.34	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.34	11.53	2,256.75
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.92	8.60	0.00
ProFund VP Health Care	10.64	11.04	0.00
ProFund VP Industrials	9.97	10.85	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.94	10.66	0.00
ProFund VP Japan	10.27	9.00	0.00
ProFund VP Large-Cap Growth	10.57	11.01	1,175.81
ProFund VP Large-Cap Value	10.83	10.56	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.64	10.49	0.00
ProFund VP Mid-Cap Value	10.00	9.83	0.00
ProFund VP Money Market	10.08	10.19	2,297.48
ProFund VP NASDAQ-100	10.16	11.64	0.00
ProFund VP Oil & Gas	10.28	13.26	1,004.89
ProFund VP Pharmaceuticals	10.85	10.81	0.00
ProFund VP Precious Metals	8.60	10.25	628.09
ProFund VP Real Estate	11.89	9.30	0.00
ProFund VP Rising Rates Opportunity	9.20	8.49	0.00
ProFund VP Semiconductor	9.02	9.40	0.00
ProFund VP Short Dow 30	9.24	8.75	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.15	9.60	0.00
ProFund VP Short NASDAQ-100	9.79	8.43	0.00
ProFund VP Short Small-Cap	9.73	9.90	0.00
ProFund VP Small-Cap	10.01	9.53	0.00
ProFund VP Small-Cap Growth	9.70	9.83	1,250.10
ProFund VP Small-Cap Value	10.15	9.17	0.00
ProFund VP Technology	10.30	11.48	0.00
ProFund VP Telecommunications	11.77	12.42	0.00
ProFund VP U.S. Government Plus	10.89	11.68	0.00
ProFund VP UltraBull	11.23	11.03	0.00
ProFund VP UltraMid-Cap	9.41	9.71	0.00
ProFund VP Ultra NASDAQ-100	10.06	12.59	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.91	8.38	675.06
ProFund VP Utilities	11.73	13.23	0.00
Rydex VT Dow 2x Strategy Fund	11.56	12.17	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.50	7.53	0.00
Rydex VT OTC 2x Strategy Fund	10.05	12.55	0.00
Rydex VT S&P 500 2x Strategy Fund	11.24	11.01	0.00
Rydex VT U.S. Government Money Market Fund	9.41	9.52	0.00
Van Eck Worldwide Hard Assets Fund	9.88	13.93	981.20
Van Kampen LIT Growth and Income Portfolio	10.82	10.80	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.67	11.06	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.01	15.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.84	11.75	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.82	11.35	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.31	9.91	0.00

Table 19 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

AIM V.I. Basic Value Series II	10.54	10.40	0.00
AIM V.I. Global Real Estate Series II	12.67	11.62	0.00
AIM V.I. International Growth Series II	10.95	12.19	248.48
AIM V.I. Mid Cap Core Equity Series II	10.33	10.98	0.00
Alger American Small Capitalization	12.43	14.19	0.00
American Century VP Income & Growth Fund	11.49	11.14	0.00
American Century VP International Fund	12.99	14.91	0.00
American Century VP Large Company Value Fund	11.89	11.42	0.00
American Century VP Mid Cap Value Fund	11.90	11.30	0.00
American Century VP Ultra Fund	9.61	11.30	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.84	9.20	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	10.97	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.15	9.66	0.00
DireXion Evolution All-Cap Equity Fund	9.76	9.79	2,510.27
DireXion Evolution Managed Bond Fund	10.08	9.92	2,370.60
Dreyfus Socially Responsible Growth Fund, Inc.	10.45	10.93	0.00
Dreyfus VIF Appreciation Portfolio	11.09	11.53	0.00
Dreyfus VIF International Value Portfolio	10.52	10.64	97.30
Goldman Sachs VIT Structured Small Cap Equity Fund	10.99	8.93	0.00
PIMCO VIT All Asset Portfolio	10.77	11.34	0.00
PIMCO VIT High Yield Portfolio	10.44	10.51	0.00
PIMCO VIT Low Duration Portfolio	10.16	10.61	0.00
PIMCO VIT Real Return Portfolio	10.08	10.84	0.00
PIMCO VIT Total Return Portfolio	10.27	10.86	0.00
ProFund Access VP High Yield	10.06	10.30	0.00
ProFund VP Asia 30	11.38	16.36	228.82
ProFund VP Banks	10.62	7.52	0.00
ProFund VP Basic Materials	9.85	12.53	0.00
ProFund VP Bear	9.37	9.17	0.00
ProFund VP Biotechnology	10.15	9.76	0.00
ProFund VP Bull	10.71	10.79	0.00
ProFund VP Consumer Goods	10.89	11.40	0.00
ProFund VP Consumer Services	10.73	9.58	0.00
ProFund VP Dow 30	11.22	12.33	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.33	11.52	354.28
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.92	8.59	0.00
ProFund VP Health Care	10.64	11.03	0.00
ProFund VP Industrials	9.97	10.84	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.94	10.65	0.00
ProFund VP Japan	10.27	8.99	0.00
ProFund VP Large-Cap Growth	10.56	11.00	1,347.23
ProFund VP Large-Cap Value	10.83	10.55	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.64	10.48	6,533.02
ProFund VP Mid-Cap Value	9.99	9.82	0.00
ProFund VP Money Market	10.08	10.18	9,145.30
ProFund VP NASDAQ-100	10.16	11.63	0.00
ProFund VP Oil & Gas	10.28	13.25	0.00
ProFund VP Pharmaceuticals	10.85	10.81	0.00
ProFund VP Precious Metals	8.60	10.25	0.00
ProFund VP Real Estate	11.88	9.30	0.00
ProFund VP Rising Rates Opportunity	9.20	8.49	0.00
ProFund VP Semiconductor	9.02	9.40	0.00
ProFund VP Short Dow 30	9.23	8.75	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.14	9.59	0.00
ProFund VP Short NASDAQ-100	9.78	8.42	0.00
ProFund VP Short Small-Cap	9.72	9.89	0.00
ProFund VP Small-Cap	10.01	9.52	0.00
ProFund VP Small-Cap Growth	9.70	9.82	0.00
ProFund VP Small-Cap Value	10.15	9.16	0.00
ProFund VP Technology	10.30	11.47	0.00
ProFund VP Telecommunications	11.77	12.41	0.00
ProFund VP U.S. Government Plus	10.89	11.67	0.00
ProFund VP UltraBull	11.23	11.02	0.00
ProFund VP UltraMid-Cap	9.40	9.70	0.00
ProFund VP Ultra NASDAQ-100	10.06	12.57	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.91	8.37	218.71
ProFund VP Utilities	11.73	13.22	0.00
Rydex VT Dow 2x Strategy Fund	11.56	12.16	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.52	0.00
Rydex VT OTC 2x Strategy Fund	10.05	12.54	0.00
Rydex VT S&P 500 2x Strategy Fund	11.24	11.00	0.00
Rydex VT U.S. Government Money Market Fund	10.10	10.22	9,795.07
Van Eck Worldwide Hard Assets Fund	9.87	13.92	155.40
Van Kampen LIT Growth and Income Portfolio	10.82	10.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.67	11.05	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.00	15.04	135.32
Van Kampen UIF Mid Cap Growth Portfolio	9.84	11.74	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.81	11.34	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.30	9.91	0.00

Table 20 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.54	10.39	0.00
AIM V.I. Global Real Estate Series II	12.66	11.61	0.00
AIM V.I. International Growth Series II	10.94	12.18	789.24
AIM V.I. Mid Cap Core Equity Series II	10.32	10.98	0.00
Alger American Small Capitalization	15.45	17.62	0.00
American Century VP Income & Growth Fund	12.60	12.20	0.00
American Century VP International Fund	14.95	17.15	0.00
American Century VP Large Company Value Fund	11.97	11.49	0.00
American Century VP Mid Cap Value Fund	12.44	11.81	0.00
American Century VP Ultra Fund	9.31	10.94	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.84	9.19	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	10.96	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.15	9.65	0.00
DireXion Evolution All-Cap Equity Fund	9.75	9.78	4,562.11
DireXion Evolution Managed Bond Fund	10.08	9.92	514.42
Dreyfus Socially Responsible Growth Fund, Inc.	10.45	10.93	0.00
Dreyfus VIF Appreciation Portfolio	11.08	11.52	0.00
Dreyfus VIF International Value Portfolio	10.52	10.63	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.47	9.32	0.00
PIMCO VIT All Asset Portfolio	10.77	11.33	0.00
PIMCO VIT High Yield Portfolio	10.44	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.15	10.60	0.00
PIMCO VIT Real Return Portfolio	10.07	10.83	0.00
PIMCO VIT Total Return Portfolio	10.27	10.85	0.00
ProFund Access VP High Yield	10.06	10.29	0.00
ProFund VP Asia 30	11.37	16.34	1,195.43
ProFund VP Banks	10.62	7.51	0.00
ProFund VP Basic Materials	9.84	12.52	0.00
ProFund VP Bear	9.37	9.17	0.00
ProFund VP Biotechnology	10.15	9.75	0.00
ProFund VP Bull	10.70	10.78	0.00
ProFund VP Consumer Goods	10.89	11.39	0.00
ProFund VP Consumer Services	10.72	9.57	0.00
ProFund VP Dow 30	11.21	12.32	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.33	11.51	1,700.46
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.91	8.59	0.00
ProFund VP Health Care	10.63	11.03	0.00
ProFund VP Industrials	9.97	10.83	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.93	10.65	0.00
ProFund VP Japan	10.26	8.99	0.00
ProFund VP Large-Cap Growth	10.56	10.99	884.96
ProFund VP Large-Cap Value	10.82	10.54	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.63	10.47	0.00
ProFund VP Mid-Cap Value	9.99	9.81	0.00
ProFund VP Money Market	10.08	10.17	2,858.80
ProFund VP NASDAQ-100	10.15	11.62	0.00
ProFund VP Oil & Gas	10.27	13.24	787.07
ProFund VP Pharmaceuticals	10.85	10.80	0.00
ProFund VP Precious Metals	8.59	10.24	483.36
ProFund VP Real Estate	11.88	9.29	0.00
ProFund VP Rising Rates Opportunity	9.20	8.48	0.00
ProFund VP Semiconductor	9.01	9.39	0.00
ProFund VP Short Dow 30	9.23	8.74	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.14	9.58	0.00
ProFund VP Short NASDAQ-100	9.78	8.41	0.00
ProFund VP Short Small-Cap	9.72	9.88	0.00
ProFund VP Small-Cap	10.00	9.52	0.00
ProFund VP Small-Cap Growth	9.69	9.81	927.95
ProFund VP Small-Cap Value	10.15	9.16	0.00
ProFund VP Technology	10.29	11.46	0.00
ProFund VP Telecommunications	11.76	12.40	0.00
ProFund VP U.S. Government Plus	10.89	11.66	0.00
ProFund VP UltraBull	11.22	11.01	0.00
ProFund VP UltraMid-Cap	9.40	9.69	0.00
ProFund VP Ultra NASDAQ-100	10.05	12.56	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.90	8.36	487.24
ProFund VP Utilities	11.73	13.21	0.00
Rydex VT Dow 2x Strategy Fund	11.55	12.15	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.52	0.00
Rydex VT OTC 2x Strategy Fund	10.05	12.53	0.00
Rydex VT S&P 500 2x Strategy Fund	11.24	11.00	0.00
Rydex VT U.S. Government Money Market Fund	9.37	9.47	0.00
Van Eck Worldwide Hard Assets Fund	9.87	13.90	762.51
Van Kampen LIT Growth and Income Portfolio	10.81	10.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.67	11.04	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.00	15.03	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.83	11.73	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.81	11.33	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.30	9.90	0.00

Table 21 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 3 Year CDSC Rider

AIM V.I. Basic Value Series II	10.54	10.38	0.00
AIM V.I. Global Real Estate Series II	12.66	11.60	0.00
AIM V.I. International Growth Series II	10.94	12.17	0.00
AIM V.I. Mid Cap Core Equity Series II	10.32	10.97	0.00
Alger American Small Capitalization	13.78	15.71	0.00
American Century VP Income & Growth Fund	11.89	11.51	0.00
American Century VP International Fund	13.80	15.82	0.00
American Century VP Large Company Value Fund	11.96	11.47	0.00
American Century VP Mid Cap Value Fund	12.43	11.79	0.00
American Century VP Ultra Fund	9.30	10.92	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.84	9.18	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	10.95	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.14	9.64	0.00
DireXion Evolution All-Cap Equity Fund	9.75	9.77	0.00
DireXion Evolution Managed Bond Fund	10.08	9.91	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.45	10.92	0.00
Dreyfus VIF Appreciation Portfolio	11.08	11.51	0.00
Dreyfus VIF International Value Portfolio	10.51	10.62	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.46	9.30	0.00
PIMCO VIT All Asset Portfolio	10.76	11.32	0.00
PIMCO VIT High Yield Portfolio	10.44	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.15	10.59	0.00
PIMCO VIT Real Return Portfolio	10.07	10.82	0.00
PIMCO VIT Total Return Portfolio	10.27	10.84	0.00
ProFund Access VP High Yield	10.05	10.28	0.00
ProFund VP Asia 30	11.37	16.33	0.00
ProFund VP Banks	10.62	7.51	0.00
ProFund VP Basic Materials	9.84	12.50	0.00
ProFund VP Bear	9.37	9.16	0.00
ProFund VP Biotechnology	10.14	9.75	0.00
ProFund VP Bull	10.70	10.77	0.00
ProFund VP Consumer Goods	10.88	11.38	0.00
ProFund VP Consumer Services	10.72	9.56	0.00
ProFund VP Dow 30	11.21	12.31	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.33	11.50	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.91	8.58	0.00
ProFund VP Health Care	10.63	11.02	1,490.89
ProFund VP Industrials	9.97	10.82	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.93	10.64	0.00
ProFund VP Japan	10.26	8.98	0.00
ProFund VP Large-Cap Growth	10.56	10.98	0.00
ProFund VP Large-Cap Value	10.82	10.53	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.63	10.46	0.00
ProFund VP Mid-Cap Value	9.99	9.80	0.00
ProFund VP Money Market	10.07	10.16	0.00
ProFund VP NASDAQ-100	10.15	11.61	0.00
ProFund VP Oil & Gas	10.27	13.23	0.00
ProFund VP Pharmaceuticals	10.84	10.79	0.00
ProFund VP Precious Metals	8.59	10.23	0.00
ProFund VP Real Estate	11.88	9.28	0.00
ProFund VP Rising Rates Opportunity	9.19	8.47	0.00
ProFund VP Semiconductor	9.01	9.38	0.00
ProFund VP Short Dow 30	9.23	8.73	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.14	9.57	0.00
ProFund VP Short NASDAQ-100	9.78	8.41	0.00
ProFund VP Short Small-Cap	9.72	9.88	0.00
ProFund VP Small-Cap	10.00	9.51	0.00
ProFund VP Small-Cap Growth	9.69	9.80	0.00
ProFund VP Small-Cap Value	10.14	9.15	0.00
ProFund VP Technology	10.29	11.45	0.00
ProFund VP Telecommunications	11.76	12.39	0.00
ProFund VP U.S. Government Plus	10.88	11.65	0.00
ProFund VP UltraBull	11.22	11.00	0.00
ProFund VP UltraMid-Cap	9.40	9.68	0.00
ProFund VP Ultra NASDAQ-100	10.05	12.55	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.90	8.36	0.00
ProFund VP Utilities	11.72	13.20	0.00
Rydex VT Dow 2x Strategy Fund	11.55	12.14	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.51	0.00
Rydex VT OTC 2x Strategy Fund	10.04	12.52	0.00
Rydex VT S&P 500 2x Strategy Fund	11.23	10.99	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.10	0.00
Van Eck Worldwide Hard Assets Fund	9.87	13.89	0.00
Van Kampen LIT Growth and Income Portfolio	10.81	10.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.66	11.03	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.00	15.02	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.83	11.72	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.81	11.32	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.30	9.89	0.00

Table 22 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.53	10.37	0.00
AIM V.I. Global Real Estate Series II	12.66	11.59	0.00
AIM V.I. International Growth Series II	10.94	12.16	0.00
AIM V.I. Mid Cap Core Equity Series II	10.32	10.96	0.00
Alger American Small Capitalization	15.38	17.52	0.00
American Century VP Income & Growth Fund	12.54	12.13	0.00
American Century VP International Fund	14.88	17.05	0.00
American Century VP Large Company Value Fund	11.95	11.45	0.00
American Century VP Mid Cap Value Fund	12.41	11.77	0.00
American Century VP Ultra Fund	9.29	10.91	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.83	9.18	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	10.94	0.00
Critical Math VIT Portfolio	10.00	9.52	0.00
DireXion Dynamic HY Bond Fund	10.14	9.63	0.00
DireXion Evolution All-Cap Equity Fund	9.75	9.77	0.00
DireXion Evolution Managed Bond Fund	10.07	9.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.44	10.91	0.00
Dreyfus VIF Appreciation Portfolio	11.07	11.50	0.00
Dreyfus VIF International Value Portfolio	10.51	10.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.44	9.29	0.00
PIMCO VIT All Asset Portfolio	10.76	11.31	0.00
PIMCO VIT High Yield Portfolio	10.43	10.48	0.00
PIMCO VIT Low Duration Portfolio	10.15	10.58	0.00
PIMCO VIT Real Return Portfolio	10.07	10.81	0.00
PIMCO VIT Total Return Portfolio	10.26	10.84	0.00
ProFund Access VP High Yield	10.05	10.27	0.00
ProFund VP Asia 30	11.37	16.32	0.00
ProFund VP Banks	10.61	7.50	0.00
ProFund VP Basic Materials	9.84	12.49	0.00
ProFund VP Bear	9.36	9.15	0.00
ProFund VP Biotechnology	10.14	9.74	0.00
ProFund VP Bull	10.70	10.76	0.00
ProFund VP Consumer Goods	10.88	11.38	0.00
ProFund VP Consumer Services	10.72	9.56	0.00
ProFund VP Dow 30	11.21	12.30	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.32	11.49	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.91	8.57	0.00
ProFund VP Health Care	10.63	11.01	0.00
ProFund VP Industrials	9.96	10.82	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.93	10.63	0.00
ProFund VP Japan	10.26	8.97	0.00
ProFund VP Large-Cap Growth	10.55	10.97	0.00
ProFund VP Large-Cap Value	10.81	10.52	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.63	10.45	0.00
ProFund VP Mid-Cap Value	9.98	9.80	0.00
ProFund VP Money Market	10.07	10.15	0.00
ProFund VP NASDAQ-100	10.15	11.60	0.00
ProFund VP Oil & Gas	10.27	13.21	0.00
ProFund VP Pharmaceuticals	10.84	10.78	0.00
ProFund VP Precious Metals	8.59	10.22	0.00
ProFund VP Real Estate	11.87	9.27	0.00
ProFund VP Rising Rates Opportunity	9.19	8.47	0.00
ProFund VP Semiconductor	9.01	9.37	0.00
ProFund VP Short Dow 30	9.22	8.72	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.13	9.56	0.00
ProFund VP Short NASDAQ-100	9.77	8.40	0.00
ProFund VP Short Small-Cap	9.71	9.87	0.00
ProFund VP Small-Cap	10.00	9.50	0.00
ProFund VP Small-Cap Growth	9.69	9.80	0.00
ProFund VP Small-Cap Value	10.14	9.14	0.00
ProFund VP Technology	10.29	11.44	0.00
ProFund VP Telecommunications	11.76	12.38	0.00
ProFund VP U.S. Government Plus	10.88	11.64	0.00
ProFund VP UltraBull	11.22	10.99	0.00
ProFund VP UltraMid-Cap	9.39	9.67	0.00
ProFund VP Ultra NASDAQ-100	10.05	12.54	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.90	8.35	0.00
ProFund VP Utilities	11.72	13.19	0.00
Rydex VT Dow 2x Strategy Fund	11.55	12.13	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.51	0.00
Rydex VT OTC 2x Strategy Fund	10.04	12.51	0.00
Rydex VT S&P 500 2x Strategy Fund	11.23	10.98	0.00
Rydex VT U.S. Government Money Market Fund	9.32	9.41	0.00
Van Eck Worldwide Hard Assets Fund	9.86	13.88	0.00
Van Kampen LIT Growth and Income Portfolio	10.81	10.77	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.66	11.02	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.99	15.01	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.83	11.71	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.80	11.31	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.29	9.88	0.00

Table 23 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.53	10.37	0.00
AIM V.I. Global Real Estate Series II	12.65	11.58	0.00
AIM V.I. International Growth Series II	10.93	12.15	0.00
AIM V.I. Mid Cap Core Equity Series II	10.31	10.95	0.00
Alger American Small Capitalization	12.40	14.12	0.00
American Century VP Income & Growth Fund	11.46	11.08	0.00
American Century VP International Fund	12.96	14.84	0.00
American Century VP Large Company Value Fund	11.86	11.37	0.00
American Century VP Mid Cap Value Fund	11.87	11.25	0.00
American Century VP Ultra Fund	9.59	11.25	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.83	9.17	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.06	10.94	0.00
Critical Math VIT Portfolio	10.00	9.52	0.00
DireXion Dynamic HY Bond Fund	10.14	9.63	0.00
DireXion Evolution All-Cap Equity Fund	9.74	9.76	0.00
DireXion Evolution Managed Bond Fund	10.07	9.89	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.44	10.90	0.00
Dreyfus VIF Appreciation Portfolio	11.07	11.49	0.00
Dreyfus VIF International Value Portfolio	10.51	10.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.96	8.89	0.00
PIMCO VIT All Asset Portfolio	10.76	11.30	0.00
PIMCO VIT High Yield Portfolio	10.43	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.14	10.57	0.00
PIMCO VIT Real Return Portfolio	10.06	10.80	0.00
PIMCO VIT Total Return Portfolio	10.26	10.83	0.00
ProFund Access VP High Yield	10.05	10.26	0.00
ProFund VP Asia 30	11.36	16.30	0.00
ProFund VP Banks	10.61	7.49	0.00
ProFund VP Basic Materials	9.83	12.48	0.00
ProFund VP Bear	9.36	9.14	0.00
ProFund VP Biotechnology	10.14	9.73	0.00
ProFund VP Bull	10.69	10.75	0.00
ProFund VP Consumer Goods	10.88	11.37	0.00
ProFund VP Consumer Services	10.71	9.55	0.00
ProFund VP Dow 30	11.20	12.29	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.32	11.48	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.90	8.56	0.00
ProFund VP Health Care	10.62	11.00	0.00
ProFund VP Industrials	9.96	10.81	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.92	10.62	0.00
ProFund VP Japan	10.25	8.96	0.00
ProFund VP Large-Cap Growth	10.55	10.96	0.00
ProFund VP Large-Cap Value	10.81	10.52	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.45	0.00
ProFund VP Mid-Cap Value	9.98	9.79	0.00
ProFund VP Money Market	10.07	10.14	37,872.64
ProFund VP NASDAQ-100	10.14	11.59	0.00
ProFund VP Oil & Gas	10.26	13.20	0.00
ProFund VP Pharmaceuticals	10.84	10.77	0.00
ProFund VP Precious Metals	8.59	10.21	0.00
ProFund VP Real Estate	11.87	9.27	0.00
ProFund VP Rising Rates Opportunity	9.19	8.46	0.00
ProFund VP Semiconductor	9.00	9.36	0.00
ProFund VP Short Dow 30	9.22	8.72	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.13	9.56	0.00
ProFund VP Short NASDAQ-100	9.77	8.39	0.00
ProFund VP Short Small-Cap	9.71	9.86	0.00
ProFund VP Small-Cap	9.99	9.49	0.00
ProFund VP Small-Cap Growth	9.68	9.79	0.00
ProFund VP Small-Cap Value	10.14	9.13	0.00
ProFund VP Technology	10.28	11.43	0.00
ProFund VP Telecommunications	11.75	12.37	0.00
ProFund VP U.S. Government Plus	10.88	11.63	0.00
ProFund VP UltraBull	11.21	10.98	0.00
ProFund VP UltraMid-Cap	9.39	9.67	0.00
ProFund VP Ultra NASDAQ-100	10.04	12.53	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.89	8.34	0.00
ProFund VP Utilities	11.72	13.18	0.00
Rydex VT Dow 2x Strategy Fund	11.54	12.12	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.48	7.50	0.00
Rydex VT OTC 2x Strategy Fund	10.04	12.50	0.00
Rydex VT S&P 500 2x Strategy Fund	11.22	10.97	0.00
Rydex VT U.S. Government Money Market Fund	10.08	10.17	0.00
Van Eck Worldwide Hard Assets Fund	9.86	13.87	0.00
Van Kampen LIT Growth and Income Portfolio	10.80	10.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.66	11.01	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.99	14.99	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.82	11.70	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.80	11.30	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.29	9.87	0.00

Table 24 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.53	10.36	0.00
AIM V.I. Global Real Estate Series II	12.65	11.57	0.00
AIM V.I. International Growth Series II	10.93	12.14	0.00
AIM V.I. Mid Cap Core Equity Series II	10.31	10.94	0.00
Alger American Small Capitalization	12.39	14.10	0.00
American Century VP Income & Growth Fund	11.45	11.07	0.00
American Century VP International Fund	12.95	14.82	0.00
American Century VP Large Company Value Fund	11.85	11.35	0.00
American Century VP Mid Cap Value Fund	11.86	11.23	0.00
American Century VP Ultra Fund	9.58	11.24	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.83	9.16	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.06	10.93	0.00
Critical Math VIT Portfolio	10.00	9.52	0.00
DireXion Dynamic HY Bond Fund	10.13	9.62	0.00
DireXion Evolution All-Cap Equity Fund	9.74	9.75	0.00
DireXion Evolution Managed Bond Fund	10.07	9.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.43	10.89	0.00
Dreyfus VIF Appreciation Portfolio	11.07	11.48	0.00
Dreyfus VIF International Value Portfolio	10.50	10.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.96	8.88	0.00
PIMCO VIT All Asset Portfolio	10.75	11.29	0.00
PIMCO VIT High Yield Portfolio	10.43	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.14	10.57	0.00
PIMCO VIT Real Return Portfolio	10.06	10.80	0.00
PIMCO VIT Total Return Portfolio	10.26	10.82	0.00
ProFund Access VP High Yield	10.04	10.25	0.00
ProFund VP Asia 30	11.36	16.29	0.00
ProFund VP Banks	10.61	7.49	0.00
ProFund VP Basic Materials	9.83	12.47	0.00
ProFund VP Bear	9.36	9.14	0.00
ProFund VP Biotechnology	10.13	9.72	0.00
ProFund VP Bull	10.69	10.74	0.00
ProFund VP Consumer Goods	10.87	11.36	0.00
ProFund VP Consumer Services	10.71	9.54	0.00
ProFund VP Dow 30	11.20	12.28	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.32	11.48	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.90	8.56	0.00
ProFund VP Health Care	10.62	10.99	0.00
ProFund VP Industrials	9.96	10.80	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.92	10.61	0.00
ProFund VP Japan	10.25	8.96	0.00
ProFund VP Large-Cap Growth	10.55	10.95	0.00
ProFund VP Large-Cap Value	10.81	10.51	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.44	0.00
ProFund VP Mid-Cap Value	9.98	9.78	0.00
ProFund VP Money Market	10.06	10.14	0.00
ProFund VP NASDAQ-100	10.14	11.58	0.00
ProFund VP Oil & Gas	10.26	13.19	0.00
ProFund VP Pharmaceuticals	10.83	10.76	0.00
ProFund VP Precious Metals	8.58	10.20	0.00
ProFund VP Real Estate	11.86	9.26	0.00
ProFund VP Rising Rates Opportunity	9.18	8.45	0.00
ProFund VP Semiconductor	9.00	9.36	0.00
ProFund VP Short Dow 30	9.22	8.71	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.12	9.55	0.00
ProFund VP Short NASDAQ-100	9.77	8.39	0.00
ProFund VP Short Small-Cap	9.71	9.85	0.00
ProFund VP Small-Cap	9.99	9.48	0.00
ProFund VP Small-Cap Growth	9.68	9.78	0.00
ProFund VP Small-Cap Value	10.13	9.13	0.00
ProFund VP Technology	10.28	11.42	0.00
ProFund VP Telecommunications	11.75	12.36	0.00
ProFund VP U.S. Government Plus	10.87	11.62	0.00
ProFund VP UltraBull	11.21	10.98	0.00
ProFund VP UltraMid-Cap	9.39	9.66	0.00
ProFund VP Ultra NASDAQ-100	10.04	12.52	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.89	8.34	0.00
ProFund VP Utilities	11.71	13.17	0.00
Rydex VT Dow 2x Strategy Fund	11.54	12.11	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.48	7.49	0.00
Rydex VT OTC 2x Strategy Fund	10.03	12.49	0.00
Rydex VT S&P 500 2x Strategy Fund	11.22	10.96	0.00
Rydex VT U.S. Government Money Market Fund	10.07	10.16	0.00
Van Eck Worldwide Hard Assets Fund	9.86	13.86	0.00
Van Kampen LIT Growth and Income Portfolio	10.80	10.75	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.65	11.00	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.99	14.98	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.82	11.69	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.80	11.29	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.28	9.86	0.00

Table 25 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and % Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.52	10.35	0.00
AIM V.I. Global Real Estate Series II	12.64	11.56	778.95
AIM V.I. International Growth Series II	10.93	12.13	886.78
AIM V.I. Mid Cap Core Equity Series II	10.31	10.93	948.14
Alger American Small Capitalization	15.26	17.36	640.16
American Century VP Income & Growth Fund	12.45	12.03	0.00
American Century VP International Fund	14.77	16.90	1,340.95
American Century VP Large Company Value Fund	11.91	11.40	0.00
American Century VP Mid Cap Value Fund	12.38	11.72	0.00
American Century VP Ultra Fund	9.26	10.86	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.82	9.15	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	10.92	909.85
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.13	9.61	0.00
DireXion Evolution All-Cap Equity Fund	9.74	9.74	0.00
DireXion Evolution Managed Bond Fund	10.06	9.87	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.43	10.88	0.00
Dreyfus VIF Appreciation Portfolio	11.06	11.47	0.00
Dreyfus VIF International Value Portfolio	10.50	10.59	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.41	9.25	0.00
PIMCO VIT All Asset Portfolio	10.75	11.28	0.00
PIMCO VIT High Yield Portfolio	10.42	10.46	1,104.17
PIMCO VIT Low Duration Portfolio	10.14	10.56	0.00
PIMCO VIT Real Return Portfolio	10.06	10.79	0.00
PIMCO VIT Total Return Portfolio	10.25	10.81	0.00
ProFund Access VP High Yield	10.04	10.25	0.00
ProFund VP Asia 30	11.35	16.28	0.00
ProFund VP Banks	10.60	7.48	0.00
ProFund VP Basic Materials	9.83	12.46	952.47
ProFund VP Bear	9.35	9.13	0.00
ProFund VP Biotechnology	10.13	9.71	0.00
ProFund VP Bull	10.68	10.74	0.00
ProFund VP Consumer Goods	10.87	11.35	0.00
ProFund VP Consumer Services	10.71	9.53	0.00
ProFund VP Dow 30	11.20	12.27	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.31	11.47	488.41
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.89	8.55	0.00
ProFund VP Health Care	10.62	10.98	0.00
ProFund VP Industrials	9.95	10.79	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.92	10.60	0.00
ProFund VP Japan	10.25	8.95	0.00
ProFund VP Large-Cap Growth	10.54	10.94	1,576.96
ProFund VP Large-Cap Value	10.80	10.50	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.43	1,102.00
ProFund VP Mid-Cap Value	9.97	9.77	0.00
ProFund VP Money Market	10.06	10.13	31,611.57
ProFund VP NASDAQ-100	10.14	11.57	0.00
ProFund VP Oil & Gas	10.25	13.18	946.67
ProFund VP Pharmaceuticals	10.83	10.75	0.00
ProFund VP Precious Metals	8.58	10.19	0.00
ProFund VP Real Estate	11.86	9.25	431.15
ProFund VP Rising Rates Opportunity	9.18	8.45	0.00
ProFund VP Semiconductor	9.00	9.35	0.00
ProFund VP Short Dow 30	9.21	8.70	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.12	9.54	0.00
ProFund VP Short NASDAQ-100	9.76	8.38	0.00
ProFund VP Short Small-Cap	9.70	9.84	0.00
ProFund VP Small-Cap	9.99	9.48	0.00
ProFund VP Small-Cap Growth	9.68	9.77	1,753.89
ProFund VP Small-Cap Value	10.13	9.12	0.00
ProFund VP Technology	10.28	11.41	0.00
ProFund VP Telecommunications	11.74	12.35	412.64
ProFund VP U.S. Government Plus	10.87	11.61	0.00
ProFund VP UltraBull	11.21	10.97	0.00
ProFund VP UltraMid-Cap	9.39	9.65	1,176.58
ProFund VP Ultra NASDAQ-100	10.04	12.51	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.89	8.33	0.00
ProFund VP Utilities	11.71	13.15	801.34
Rydex VT Dow 2x Strategy Fund	11.53	12.10	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.48	7.49	0.00
Rydex VT OTC 2x Strategy Fund	10.03	12.47	0.00
Rydex VT S&P 500 2x Strategy Fund	11.22	10.95	0.00
Rydex VT U.S. Government Money Market Fund	9.26	9.33	3,062.55
Van Eck Worldwide Hard Assets Fund	9.85	13.85	949.82
Van Kampen LIT Growth and Income Portfolio	10.80	10.74	464.70
Van Kampen UIF Emerging Markets Debt Portfolio	10.65	10.99	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.98	14.97	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.82	11.68	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.79	11.28	1,027.10
Van Kampen UIF U.S. Real Estate Portfolio	12.28	9.86	0.00

Table 26 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.52	10.34	0.00
AIM V.I. Global Real Estate Series II	12.64	11.55	0.00
AIM V.I. International Growth Series II	10.92	12.12	0.00
AIM V.I. Mid Cap Core Equity Series II	10.30	10.92	0.00
Alger American Small Capitalization	12.37	14.07	0.00
American Century VP Income & Growth Fund	11.44	11.04	0.00
American Century VP International Fund	12.93	14.79	0.00
American Century VP Large Company Value Fund	11.84	11.33	0.00
American Century VP Mid Cap Value Fund	11.84	11.21	0.00
American Century VP Ultra Fund	9.57	11.21	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.82	9.15	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	10.91	0.00
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.13	9.60	0.00
DireXion Evolution All-Cap Equity Fund	9.73	9.73	0.00
DireXion Evolution Managed Bond Fund	10.06	9.87	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.43	10.87	0.00
Dreyfus VIF Appreciation Portfolio	11.06	11.46	0.00
Dreyfus VIF International Value Portfolio	10.50	10.58	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.94	8.86	0.00
PIMCO VIT All Asset Portfolio	10.75	11.27	0.00
PIMCO VIT High Yield Portfolio	10.42	10.45	0.00
PIMCO VIT Low Duration Portfolio	10.13	10.55	0.00
PIMCO VIT Real Return Portfolio	10.05	10.78	0.00
PIMCO VIT Total Return Portfolio	10.25	10.80	0.00
ProFund Access VP High Yield	10.04	10.24	0.00
ProFund VP Asia 30	11.35	16.26	0.00
ProFund VP Banks	10.60	7.47	0.00
ProFund VP Basic Materials	9.82	12.45	0.00
ProFund VP Bear	9.35	9.12	0.00
ProFund VP Biotechnology	10.13	9.71	0.00
ProFund VP Bull	10.68	10.73	0.00
ProFund VP Consumer Goods	10.86	11.34	0.00
ProFund VP Consumer Services	10.70	9.52	0.00
ProFund VP Dow 30	11.19	12.26	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.31	11.46	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.89	8.54	0.00
ProFund VP Health Care	10.61	10.97	0.00
ProFund VP Industrials	9.95	10.78	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.91	10.59	0.00
ProFund VP Japan	10.24	8.94	0.00
ProFund VP Large-Cap Growth	10.54	10.93	0.00
ProFund VP Large-Cap Value	10.80	10.49	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.42	0.00
ProFund VP Mid-Cap Value	9.97	9.76	0.00
ProFund VP Money Market	10.06	10.12	0.00
ProFund VP NASDAQ-100	10.13	11.56	0.00
ProFund VP Oil & Gas	10.25	13.17	0.00
ProFund VP Pharmaceuticals	10.83	10.74	0.00
ProFund VP Precious Metals	8.58	10.19	0.00
ProFund VP Real Estate	11.86	9.24	0.00
ProFund VP Rising Rates Opportunity	9.18	8.44	0.00
ProFund VP Semiconductor	9.00	9.34	0.00
ProFund VP Short Dow 30	9.21	8.69	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.12	9.53	0.00
ProFund VP Short NASDAQ-100	9.76	8.37	0.00
ProFund VP Short Small-Cap	9.70	9.83	0.00
ProFund VP Small-Cap	9.98	9.47	0.00
ProFund VP Small-Cap Growth	9.68	9.76	0.00
ProFund VP Small-Cap Value	10.13	9.11	0.00
ProFund VP Technology	10.27	11.40	0.00
ProFund VP Telecommunications	11.74	12.34	0.00
ProFund VP U.S. Government Plus	10.87	11.61	0.00
ProFund VP UltraBull	11.20	10.96	0.00
ProFund VP UltraMid-Cap	9.38	9.64	0.00
ProFund VP Ultra NASDAQ-100	10.03	12.50	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.88	8.32	0.00
ProFund VP Utilities	11.70	13.14	0.00
Rydex VT Dow 2x Strategy Fund	11.53	12.09	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.48	0.00
Rydex VT OTC 2x Strategy Fund	10.03	12.46	0.00
Rydex VT S&P 500 2x Strategy Fund	11.21	10.94	0.00
Rydex VT U.S. Government Money Market Fund	10.06	10.13	0.00
Van Eck Worldwide Hard Assets Fund	9.85	13.84	0.00
Van Kampen LIT Growth and Income Portfolio	10.79	10.73	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.65	10.98	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.98	14.96	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.81	11.67	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.79	11.27	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.28	9.85	0.00

Table 27 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.52	10.33	0.00
AIM V.I. Global Real Estate Series II	12.63	11.54	0.00
AIM V.I. International Growth Series II	10.92	12.11	0.00
AIM V.I. Mid Cap Core Equity Series II	10.30	10.91	0.00
Alger American Small Capitalization	15.19	17.26	0.00
American Century VP Income & Growth Fund	12.39	11.95	0.00
American Century VP International Fund	14.70	16.80	0.00
American Century VP Large Company Value Fund	11.89	11.37	0.00
American Century VP Mid Cap Value Fund	12.35	11.68	0.00
American Century VP Ultra Fund	9.24	10.83	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.82	9.14	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	10.90	0.00
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.12	9.59	0.00
DireXion Evolution All-Cap Equity Fund	9.73	9.73	0.00
DireXion Evolution Managed Bond Fund	10.06	9.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.42	10.86	0.00
Dreyfus VIF Appreciation Portfolio	11.06	11.45	0.00
Dreyfus VIF International Value Portfolio	10.49	10.57	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.39	9.22	0.00
PIMCO VIT All Asset Portfolio	10.74	11.26	0.00
PIMCO VIT High Yield Portfolio	10.42	10.44	0.00
PIMCO VIT Low Duration Portfolio	10.13	10.54	0.00
PIMCO VIT Real Return Portfolio	10.05	10.77	0.00
PIMCO VIT Total Return Portfolio	10.25	10.79	0.00
ProFund Access VP High Yield	10.03	10.23	0.00
ProFund VP Asia 30	11.35	16.25	0.00
ProFund VP Banks	10.60	7.47	0.00
ProFund VP Basic Materials	9.82	12.44	0.00
ProFund VP Bear	9.35	9.11	0.00
ProFund VP Biotechnology	10.12	9.70	0.00
ProFund VP Bull	10.68	10.72	0.00
ProFund VP Consumer Goods	10.86	11.33	0.00
ProFund VP Consumer Services	10.70	9.52	0.00
ProFund VP Dow 30	11.19	12.25	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.31	11.45	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.89	8.54	0.00
ProFund VP Health Care	10.61	10.96	0.00
ProFund VP Industrials	9.95	10.77	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.91	10.58	0.00
ProFund VP Japan	10.24	8.93	0.00
ProFund VP Large-Cap Growth	10.54	10.92	0.00
ProFund VP Large-Cap Value	10.80	10.48	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.61	10.41	0.00
ProFund VP Mid-Cap Value	9.97	9.76	0.00
ProFund VP Money Market	10.05	10.11	23,687.48
ProFund VP NASDAQ-100	10.13	11.55	0.00
ProFund VP Oil & Gas	10.25	13.16	0.00
ProFund VP Pharmaceuticals	10.82	10.73	0.00
ProFund VP Precious Metals	8.57	10.18	0.00
ProFund VP Real Estate	11.85	9.24	0.00
ProFund VP Rising Rates Opportunity	9.18	8.43	0.00
ProFund VP Semiconductor	8.99	9.33	0.00
ProFund VP Short Dow 30	9.21	8.69	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.11	9.52	0.00
ProFund VP Short NASDAQ-100	9.76	8.37	0.00
ProFund VP Short Small-Cap	9.70	9.83	0.00
ProFund VP Small-Cap	9.98	9.46	0.00
ProFund VP Small-Cap Growth	9.67	9.76	0.00
ProFund VP Small-Cap Value	10.12	9.10	0.00
ProFund VP Technology	10.27	11.39	0.00
ProFund VP Telecommunications	11.74	12.33	0.00
ProFund VP U.S. Government Plus	10.86	11.60	0.00
ProFund VP UltraBull	11.20	10.95	0.00
ProFund VP UltraMid-Cap	9.38	9.63	0.00
ProFund VP Ultra NASDAQ-100	10.03	12.49	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.88	8.32	0.00
ProFund VP Utilities	11.70	13.13	0.00
Rydex VT Dow 2x Strategy Fund	11.53	12.08	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.47	0.00
Rydex VT OTC 2x Strategy Fund	10.02	12.45	0.00
Rydex VT S&P 500 2x Strategy Fund	11.21	10.93	0.00
Rydex VT U.S. Government Money Market Fund	9.21	9.28	0.00
Van Eck Worldwide Hard Assets Fund	9.85	13.82	0.00
Van Kampen LIT Growth and Income Portfolio	10.79	10.72	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.64	10.98	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.98	14.94	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.81	11.66	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.78	11.26	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.27	9.84	0.00

Table 28 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.51	10.32	0.00
AIM V.I. Global Real Estate Series II	12.63	11.53	0.00
AIM V.I. International Growth Series II	10.91	12.10	0.00
AIM V.I. Mid Cap Core Equity Series II	10.30	10.90	0.00
Alger American Small Capitalization	12.36	14.04	0.00
American Century VP Income & Growth Fund	11.42	11.02	0.00
American Century VP International Fund	12.91	14.75	0.00
American Century VP Large Company Value Fund	11.82	11.30	0.00
American Century VP Mid Cap Value Fund	11.83	11.18	0.00
American Century VP Ultra Fund	9.55	11.19	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.81	9.13	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	10.89	0.00
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.12	9.59	0.00
DireXion Evolution All-Cap Equity Fund	9.73	9.72	0.00
DireXion Evolution Managed Bond Fund	10.05	9.85	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.42	10.85	0.00
Dreyfus VIF Appreciation Portfolio	11.05	11.44	0.00
Dreyfus VIF International Value Portfolio	10.49	10.56	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.93	8.84	0.00
PIMCO VIT All Asset Portfolio	10.74	11.25	0.00
PIMCO VIT High Yield Portfolio	10.41	10.43	379.26
PIMCO VIT Low Duration Portfolio	10.13	10.53	0.00
PIMCO VIT Real Return Portfolio	10.05	10.76	0.00
PIMCO VIT Total Return Portfolio	10.24	10.78	0.00
ProFund Access VP High Yield	10.03	10.22	0.00
ProFund VP Asia 30	11.34	16.24	338.83
ProFund VP Banks	10.59	7.46	0.00
ProFund VP Basic Materials	9.82	12.43	0.00
ProFund VP Bear	9.34	9.11	0.00
ProFund VP Biotechnology	10.12	9.69	0.00
ProFund VP Bull	10.67	10.71	0.00
ProFund VP Consumer Goods	10.86	11.32	0.00
ProFund VP Consumer Services	10.70	9.51	0.00
ProFund VP Dow 30	11.18	12.24	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.30	11.44	373.24
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.88	8.53	0.00
ProFund VP Health Care	10.61	10.95	0.00
ProFund VP Industrials	9.94	10.76	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.91	10.57	0.00
ProFund VP Japan	10.24	8.93	0.00
ProFund VP Large-Cap Growth	10.53	10.91	0.00
ProFund VP Large-Cap Value	10.79	10.47	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.61	10.40	0.00
ProFund VP Mid-Cap Value	9.96	9.75	382.13
ProFund VP Money Market	10.05	10.10	0.00
ProFund VP NASDAQ-100	10.13	11.54	0.00
ProFund VP Oil & Gas	10.24	13.15	0.00
ProFund VP Pharmaceuticals	10.82	10.72	0.00
ProFund VP Precious Metals	8.57	10.17	0.00
ProFund VP Real Estate	11.85	9.23	0.00
ProFund VP Rising Rates Opportunity	9.17	8.42	0.00
ProFund VP Semiconductor	8.99	9.33	0.00
ProFund VP Short Dow 30	9.21	8.68	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.11	9.52	0.00
ProFund VP Short NASDAQ-100	9.75	8.36	0.00
ProFund VP Short Small-Cap	9.69	9.82	0.00
ProFund VP Small-Cap	9.98	9.45	0.00
ProFund VP Small-Cap Growth	9.67	9.75	0.00
ProFund VP Small-Cap Value	10.12	9.10	387.72
ProFund VP Technology	10.27	11.38	0.00
ProFund VP Telecommunications	11.73	12.32	0.00
ProFund VP U.S. Government Plus	10.86	11.59	0.00
ProFund VP UltraBull	11.19	10.94	0.00
ProFund VP UltraMid-Cap	9.38	9.63	0.00
ProFund VP Ultra NASDAQ-100	10.03	12.48	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.88	8.31	0.00
ProFund VP Utilities	11.70	13.12	0.00
Rydex VT Dow 2x Strategy Fund	11.52	12.07	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.47	0.00
Rydex VT OTC 2x Strategy Fund	10.02	12.44	0.00
Rydex VT S&P 500 2x Strategy Fund	11.21	10.92	0.00
Rydex VT U.S. Government Money Market Fund	10.04	10.11	0.00
Van Eck Worldwide Hard Assets Fund	9.84	13.81	0.00
Van Kampen LIT Growth and Income Portfolio	10.79	10.71	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.64	10.97	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.97	14.93	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.81	11.65	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.78	11.25	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.27	9.83	0.00

Table 29 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.51	10.31	0.00
AIM V.I. Global Real Estate Series II	12.63	11.52	0.00
AIM V.I. International Growth Series II	10.91	12.09	1,351.58
AIM V.I. Mid Cap Core Equity Series II	10.29	10.89	0.00
Alger American Small Capitalization	13.32	15.12	275.62
American Century VP Income & Growth Fund	11.39	10.98	0.00
American Century VP International Fund	13.08	14.93	0.00
American Century VP Large Company Value Fund	11.80	11.27	0.00
American Century VP Mid Cap Value Fund	12.36	11.68	0.00
American Century VP Ultra Fund	9.49	11.10	1,073.31
Credit Suisse Trust - Global Small Cap Portfolio	9.81	9.12	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	10.88	0.00
Critical Math VIT Portfolio	10.00	9.50	0.00
DireXion Dynamic HY Bond Fund	10.12	9.58	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.71	46,428.07
DireXion Evolution Managed Bond Fund	10.05	9.84	19,766.79
Dreyfus Socially Responsible Growth Fund, Inc.	10.42	10.84	0.00
Dreyfus VIF Appreciation Portfolio	11.05	11.43	0.00
Dreyfus VIF International Value Portfolio	10.48	10.55	721.27
Goldman Sachs VIT Structured Small Cap Equity Fund	11.31	9.15	341.90
PIMCO VIT All Asset Portfolio	10.74	11.25	0.00
PIMCO VIT High Yield Portfolio	10.41	10.42	0.00
PIMCO VIT Low Duration Portfolio	10.12	10.52	1,271.48
PIMCO VIT Real Return Portfolio	10.04	10.75	0.00
PIMCO VIT Total Return Portfolio	10.24	10.77	1,510.05
ProFund Access VP High Yield	10.03	10.21	0.00
ProFund VP Asia 30	11.34	16.22	0.00
ProFund VP Banks	10.59	7.46	0.00
ProFund VP Basic Materials	9.81	12.42	0.00
ProFund VP Bear	9.34	9.10	0.00
ProFund VP Biotechnology	10.12	9.68	0.00
ProFund VP Bull	10.67	10.70	0.00
ProFund VP Consumer Goods	10.85	11.31	0.00
ProFund VP Consumer Services	10.69	9.50	0.00
ProFund VP Dow 30	11.18	12.23	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.30	11.43	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.88	8.52	0.00
ProFund VP Health Care	10.60	10.94	0.00
ProFund VP Industrials	9.94	10.75	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.90	10.57	0.00
ProFund VP Japan	10.23	8.92	0.00
ProFund VP Large-Cap Growth	10.53	10.90	1,098.85
ProFund VP Large-Cap Value	10.79	10.46	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.61	10.39	0.00
ProFund VP Mid-Cap Value	9.96	9.74	733.99
ProFund VP Money Market	10.05	10.09	27,651.79
ProFund VP NASDAQ-100	10.12	11.53	0.00
ProFund VP Oil & Gas	10.24	13.14	0.00
ProFund VP Pharmaceuticals	10.81	10.72	0.00
ProFund VP Precious Metals	8.57	10.16	0.00
ProFund VP Real Estate	11.84	9.22	0.00
ProFund VP Rising Rates Opportunity	9.17	8.42	0.00
ProFund VP Semiconductor	8.99	9.32	0.00
ProFund VP Short Dow 30	9.20	8.67	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.11	9.51	0.00
ProFund VP Short NASDAQ-100	9.75	8.35	0.00
ProFund VP Short Small-Cap	9.69	9.81	0.00
ProFund VP Small-Cap	9.97	9.45	0.00
ProFund VP Small-Cap Growth	9.67	9.74	0.00
ProFund VP Small-Cap Value	10.12	9.09	250.32
ProFund VP Technology	10.26	11.37	0.00
ProFund VP Telecommunications	11.73	12.31	0.00
ProFund VP U.S. Government Plus	10.85	11.58	0.00
ProFund VP UltraBull	11.19	10.93	0.00
ProFund VP UltraMid-Cap	9.37	9.62	0.00
ProFund VP Ultra NASDAQ-100	10.02	12.47	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.87	8.30	0.00
ProFund VP Utilities	11.69	13.11	0.00
Rydex VT Dow 2x Strategy Fund	11.52	12.06	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.46	0.00
Rydex VT OTC 2x Strategy Fund	10.02	12.43	0.00
Rydex VT S&P 500 2x Strategy Fund	11.20	10.91	0.00
Rydex VT U.S. Government Money Market Fund	9.97	10.03	1,312.36
Van Eck Worldwide Hard Assets Fund	9.84	13.80	714.72
Van Kampen LIT Growth and Income Portfolio	10.78	10.70	1,422.45
Van Kampen UIF Emerging Markets Debt Portfolio	10.64	10.96	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.97	14.92	225.35
Van Kampen UIF Mid Cap Growth Portfolio	9.80	11.64	632.58
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.78	11.24	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.26	9.82	400.55

Table 30 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.50	10.31	0.00
AIM V.I. Global Real Estate Series II	12.62	11.51	0.00
AIM V.I. International Growth Series II	10.91	12.08	0.00
AIM V.I. Mid Cap Core Equity Series II	10.29	10.88	0.00
Alger American Small Capitalization	15.08	17.11	0.00
American Century VP Income & Growth Fund	12.30	11.85	0.00
American Century VP International Fund	14.59	16.65	0.00
American Century VP Large Company Value Fund	11.85	11.32	0.00
American Century VP Mid Cap Value Fund	12.32	11.63	0.00
American Century VP Ultra Fund	9.21	10.78	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.81	9.12	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	10.87	0.00
Critical Math VIT Portfolio	10.00	9.50	0.00
DireXion Dynamic HY Bond Fund	10.11	9.57	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.70	0.00
DireXion Evolution Managed Bond Fund	10.05	9.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.41	10.83	0.00
Dreyfus VIF Appreciation Portfolio	11.04	11.42	0.00
Dreyfus VIF International Value Portfolio	10.48	10.54	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.35	9.18	0.00
PIMCO VIT All Asset Portfolio	10.73	11.24	0.00
PIMCO VIT High Yield Portfolio	10.41	10.41	0.00
PIMCO VIT Low Duration Portfolio	10.12	10.51	0.00
PIMCO VIT Real Return Portfolio	10.04	10.74	0.00
PIMCO VIT Total Return Portfolio	10.24	10.76	0.00
ProFund Access VP High Yield	10.02	10.20	0.00
ProFund VP Asia 30	11.34	16.21	0.00
ProFund VP Banks	10.58	7.45	0.00
ProFund VP Basic Materials	9.81	12.41	0.00
ProFund VP Bear	9.34	9.09	0.00
ProFund VP Biotechnology	10.11	9.67	0.00
ProFund VP Bull	10.67	10.69	0.00
ProFund VP Consumer Goods	10.85	11.30	0.00
ProFund VP Consumer Services	10.69	9.49	0.00
ProFund VP Dow 30	11.18	12.22	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.30	11.42	92.33
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.88	8.51	0.00
ProFund VP Health Care	10.60	10.93	0.00
ProFund VP Industrials	9.94	10.74	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.90	10.56	0.00
ProFund VP Japan	10.23	8.91	0.00
ProFund VP Large-Cap Growth	10.52	10.90	0.00
ProFund VP Large-Cap Value	10.79	10.45	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.60	10.39	0.00
ProFund VP Mid-Cap Value	9.96	9.73	93.48
ProFund VP Money Market	10.04	10.08	0.00
ProFund VP NASDAQ-100	10.12	11.52	0.00
ProFund VP Oil & Gas	10.24	13.13	91.62
ProFund VP Pharmaceuticals	10.81	10.71	0.00
ProFund VP Precious Metals	8.57	10.15	0.00
ProFund VP Real Estate	11.84	9.21	0.00
ProFund VP Rising Rates Opportunity	9.17	8.41	108.23
ProFund VP Semiconductor	8.98	9.31	0.00
ProFund VP Short Dow 30	9.20	8.67	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.10	9.50	0.00
ProFund VP Short NASDAQ-100	9.75	8.34	0.00
ProFund VP Short Small-Cap	9.69	9.80	0.00
ProFund VP Small-Cap	9.97	9.44	0.00
ProFund VP Small-Cap Growth	9.66	9.73	0.00
ProFund VP Small-Cap Value	10.11	9.08	95.28
ProFund VP Technology	10.26	11.36	0.00
ProFund VP Telecommunications	11.72	12.30	0.00
ProFund VP U.S. Government Plus	10.85	11.57	0.00
ProFund VP UltraBull	11.19	10.92	0.00
ProFund VP UltraMid-Cap	9.37	9.61	0.00
ProFund VP Ultra NASDAQ-100	10.02	12.46	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.87	8.29	0.00
ProFund VP Utilities	11.69	13.10	0.00
Rydex VT Dow 2x Strategy Fund	11.51	12.05	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.46	0.00
Rydex VT OTC 2x Strategy Fund	10.01	12.42	0.00
Rydex VT S&P 500 2x Strategy Fund	11.20	10.90	0.00
Rydex VT U.S. Government Money Market Fund	9.15	9.20	0.00
Van Eck Worldwide Hard Assets Fund	9.84	13.79	0.00
Van Kampen LIT Growth and Income Portfolio	10.78	10.70	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.63	10.95	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.96	14.91	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.80	11.63	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.77	11.23	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.26	9.82	0.00

Table 31 – 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.50	10.30	0.00
AIM V.I. Global Real Estate Series II	12.62	11.50	0.00
AIM V.I. International Growth Series II	10.90	12.07	0.00
AIM V.I. Mid Cap Core Equity Series II	10.29	10.88	0.00
Alger American Small Capitalization	10.19	11.56	0.00
American Century VP Income & Growth Fund	10.92	10.52	0.00
American Century VP International Fund	10.66	12.16	0.00
American Century VP Large Company Value Fund	11.03	10.53	0.00
American Century VP Mid Cap Value Fund	10.90	10.29	0.00
American Century VP Ultra Fund	9.57	11.19	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.80	9.11	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	10.86	0.00
Critical Math VIT Portfolio	10.00	9.50	0.00
DireXion Dynamic HY Bond Fund	10.11	9.56	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.69	0.00
DireXion Evolution Managed Bond Fund	10.04	9.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.41	10.83	0.00
Dreyfus VIF Appreciation Portfolio	11.04	11.41	0.00
Dreyfus VIF International Value Portfolio	10.48	10.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.78	7.90	0.00
PIMCO VIT All Asset Portfolio	10.73	11.23	0.00
PIMCO VIT High Yield Portfolio	10.40	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.12	10.50	0.00
PIMCO VIT Real Return Portfolio	10.04	10.73	0.00
PIMCO VIT Total Return Portfolio	10.23	10.75	0.00
ProFund Access VP High Yield	10.02	10.19	0.00
ProFund VP Asia 30	11.33	16.20	0.00
ProFund VP Banks	10.58	7.44	0.00
ProFund VP Basic Materials	9.81	12.40	0.00
ProFund VP Bear	9.33	9.08	0.00
ProFund VP Biotechnology	10.11	9.67	0.00
ProFund VP Bull	10.66	10.68	0.00
ProFund VP Consumer Goods	10.85	11.29	0.00
ProFund VP Consumer Services	10.68	9.48	0.00
ProFund VP Dow 30	11.17	12.21	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.29	11.41	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.87	8.51	0.00
ProFund VP Health Care	10.60	10.92	0.00
ProFund VP Industrials	9.93	10.73	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.90	10.55	0.00
ProFund VP Japan	10.23	8.90	0.00
ProFund VP Large-Cap Growth	10.52	10.89	0.00
ProFund VP Large-Cap Value	10.78	10.45	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.60	10.38	9,134.83
ProFund VP Mid-Cap Value	9.95	9.72	0.00
ProFund VP Money Market	10.04	10.08	30,175.51
ProFund VP NASDAQ-100	10.12	11.51	0.00
ProFund VP Oil & Gas	10.23	13.12	0.00
ProFund VP Pharmaceuticals	10.81	10.70	0.00
ProFund VP Precious Metals	8.56	10.14	0.00
ProFund VP Real Estate	11.84	9.20	0.00
ProFund VP Rising Rates Opportunity	9.16	8.40	0.00
ProFund VP Semiconductor	8.98	9.30	0.00
ProFund VP Short Dow 30	9.20	8.66	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.10	9.49	0.00
ProFund VP Short NASDAQ-100	9.74	8.34	0.00
ProFund VP Short Small-Cap	9.69	9.79	0.00
ProFund VP Small-Cap	9.97	9.43	0.00
ProFund VP Small-Cap Growth	9.66	9.72	0.00
ProFund VP Small-Cap Value	10.11	9.07	0.00
ProFund VP Technology	10.26	11.35	0.00
ProFund VP Telecommunications	11.72	12.29	0.00
ProFund VP U.S. Government Plus	10.85	11.56	0.00
ProFund VP UltraBull	11.18	10.91	0.00
ProFund VP UltraMid-Cap	9.37	9.60	0.00
ProFund VP Ultra NASDAQ-100	10.02	12.45	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.87	8.29	0.00
ProFund VP Utilities	11.68	13.09	0.00
Rydex VT Dow 2x Strategy Fund	11.51	12.04	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.45	0.00
Rydex VT OTC 2x Strategy Fund	10.01	12.41	0.00
Rydex VT S&P 500 2x Strategy Fund	11.19	10.90	0.00
Rydex VT U.S. Government Money Market Fund	10.05	10.10	6,928.51
Van Eck Worldwide Hard Assets Fund	9.83	13.78	0.00
Van Kampen LIT Growth and Income Portfolio	10.77	10.69	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.63	10.94	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.96	14.89	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.80	11.62	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.77	11.23	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.26	9.81	0.00

Table 32 – 3.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.50	10.29	0.00
AIM V.I. Global Real Estate Series II	12.61	11.49	0.00
AIM V.I. International Growth Series II	10.90	12.06	0.00
AIM V.I. Mid Cap Core Equity Series II	10.28	10.87	0.00
Alger American Small Capitalization	15.00	17.01	0.00
American Century VP Income & Growth Fund	12.24	11.78	0.00
American Century VP International Fund	14.52	16.55	0.00
American Century VP Large Company Value Fund	11.83	11.28	0.00
American Century VP Mid Cap Value Fund	12.29	11.60	0.00
American Century VP Ultra Fund	9.20	10.74	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.80	9.10	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	10.85	0.00
Critical Math VIT Portfolio	10.00	9.49	0.00
DireXion Dynamic HY Bond Fund	10.11	9.55	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.69	10,402.05
DireXion Evolution Managed Bond Fund	10.04	9.82	3,470.23
Dreyfus Socially Responsible Growth Fund, Inc.	10.41	10.82	0.00
Dreyfus VIF Appreciation Portfolio	11.04	11.40	0.00
Dreyfus VIF International Value Portfolio	10.47	10.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.33	9.15	0.00
PIMCO VIT All Asset Portfolio	10.72	11.22	0.00
PIMCO VIT High Yield Portfolio	10.40	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.11	10.50	0.00
PIMCO VIT Real Return Portfolio	10.03	10.72	0.00
PIMCO VIT Total Return Portfolio	10.23	10.75	0.00
ProFund Access VP High Yield	10.02	10.19	0.00
ProFund VP Asia 30	11.33	16.18	0.00
ProFund VP Banks	10.58	7.44	0.00
ProFund VP Basic Materials	9.80	12.39	0.00
ProFund VP Bear	9.33	9.08	0.00
ProFund VP Biotechnology	10.11	9.66	0.00
ProFund VP Bull	10.66	10.67	0.00
ProFund VP Consumer Goods	10.84	11.28	0.00
ProFund VP Consumer Services	10.68	9.48	0.00
ProFund VP Dow 30	11.17	12.20	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.29	11.40	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.87	8.50	0.00
ProFund VP Health Care	10.59	10.92	0.00
ProFund VP Industrials	9.93	10.73	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.89	10.54	0.00
ProFund VP Japan	10.22	8.90	0.00
ProFund VP Large-Cap Growth	10.52	10.88	0.00
ProFund VP Large-Cap Value	10.78	10.44	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.60	10.37	0.00
ProFund VP Mid-Cap Value	9.95	9.72	0.00
ProFund VP Money Market	10.04	10.07	4,788.05
ProFund VP NASDAQ-100	10.11	11.50	0.00
ProFund VP Oil & Gas	10.23	13.10	0.00
ProFund VP Pharmaceuticals	10.80	10.69	0.00
ProFund VP Precious Metals	8.56	10.13	0.00
ProFund VP Real Estate	11.83	9.20	0.00
ProFund VP Rising Rates Opportunity	9.16	8.40	0.00
ProFund VP Semiconductor	8.98	9.29	0.00
ProFund VP Short Dow 30	9.19	8.65	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.10	9.49	0.00
ProFund VP Short NASDAQ-100	9.74	8.33	0.00
ProFund VP Short Small-Cap	9.68	9.79	0.00
ProFund VP Small-Cap	9.97	9.42	0.00
ProFund VP Small-Cap Growth	9.66	9.71	0.00
ProFund VP Small-Cap Value	10.11	9.06	0.00
ProFund VP Technology	10.25	11.34	0.00
ProFund VP Telecommunications	11.72	12.28	0.00
ProFund VP U.S. Government Plus	10.84	11.55	0.00
ProFund VP UltraBull	11.18	10.90	0.00
ProFund VP UltraMid-Cap	9.36	9.59	0.00
ProFund VP Ultra NASDAQ-100	10.01	12.44	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.28	0.00
ProFund VP Utilities	11.68	13.08	0.00
Rydex VT Dow 2x Strategy Fund	11.51	12.03	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.44	0.00
Rydex VT OTC 2x Strategy Fund	10.01	12.40	0.00
Rydex VT S&P 500 2x Strategy Fund	11.19	10.89	0.00
Rydex VT U.S. Government Money Market Fund	9.11	9.15	0.00
Van Eck Worldwide Hard Assets Fund	9.83	13.77	0.00
Van Kampen LIT Growth and Income Portfolio	10.77	10.68	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.62	10.93	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.96	14.88	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.79	11.61	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.77	11.22	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.25	9.80	0.00

Table 33 – 3.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.49	10.28	0.00
AIM V.I. Global Real Estate Series II	12.61	11.48	0.00
AIM V.I. International Growth Series II	10.90	12.05	0.00
AIM V.I. Mid Cap Core Equity Series II	10.28	10.86	0.00
Alger American Small Capitalization	12.31	13.95	0.00
American Century VP Income & Growth Fund	11.38	10.95	0.00
American Century VP International Fund	12.87	14.66	0.00
American Century VP Large Company Value Fund	11.78	11.23	0.00
American Century VP Mid Cap Value Fund	11.79	11.12	0.00
American Century VP Ultra Fund	9.52	11.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.80	9.09	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	10.84	0.00
Critical Math VIT Portfolio	10.00	9.49	0.00
DireXion Dynamic HY Bond Fund	10.10	9.55	0.00
DireXion Evolution All-Cap Equity Fund	9.71	9.68	0.00
DireXion Evolution Managed Bond Fund	10.04	9.81	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.40	10.81	0.00
Dreyfus VIF Appreciation Portfolio	11.03	11.39	0.00
Dreyfus VIF International Value Portfolio	10.47	10.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.89	8.79	0.00
PIMCO VIT All Asset Portfolio	10.72	11.21	0.00
PIMCO VIT High Yield Portfolio	10.40	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.11	10.49	0.00
PIMCO VIT Real Return Portfolio	10.03	10.72	0.00
PIMCO VIT Total Return Portfolio	10.23	10.74	0.00
ProFund Access VP High Yield	10.01	10.18	0.00
ProFund VP Asia 30	11.32	16.17	0.00
ProFund VP Banks	10.57	7.43	0.00
ProFund VP Basic Materials	9.80	12.38	0.00
ProFund VP Bear	9.33	9.07	0.00
ProFund VP Biotechnology	10.10	9.65	0.00
ProFund VP Bull	10.66	10.66	0.00
ProFund VP Consumer Goods	10.84	11.27	0.00
ProFund VP Consumer Services	10.68	9.47	0.00
ProFund VP Dow 30	11.17	12.19	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.29	11.39	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.87	8.49	0.00
ProFund VP Health Care	10.59	10.91	1,290.12
ProFund VP Industrials	9.93	10.72	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.89	10.53	0.00
ProFund VP Japan	10.22	8.89	0.00
ProFund VP Large-Cap Growth	10.51	10.87	0.00
ProFund VP Large-Cap Value	10.78	10.43	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.59	10.36	0.00
ProFund VP Mid-Cap Value	9.95	9.71	0.00
ProFund VP Money Market	10.03	10.06	0.00
ProFund VP NASDAQ-100	10.11	11.49	0.00
ProFund VP Oil & Gas	10.23	13.09	0.00
ProFund VP Pharmaceuticals	10.80	10.68	0.00
ProFund VP Precious Metals	8.56	10.13	0.00
ProFund VP Real Estate	11.83	9.19	0.00
ProFund VP Rising Rates Opportunity	9.16	8.39	0.00
ProFund VP Semiconductor	8.97	9.29	0.00
ProFund VP Short Dow 30	9.19	8.64	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.09	9.48	0.00
ProFund VP Short NASDAQ-100	9.74	8.32	0.00
ProFund VP Short Small-Cap	9.68	9.78	0.00
ProFund VP Small-Cap	9.96	9.41	0.00
ProFund VP Small-Cap Growth	9.65	9.71	0.00
ProFund VP Small-Cap Value	10.10	9.06	0.00
ProFund VP Technology	10.25	11.33	0.00
ProFund VP Telecommunications	11.71	12.27	0.00
ProFund VP U.S. Government Plus	10.84	11.54	0.00
ProFund VP UltraBull	11.18	10.89	0.00
ProFund VP UltraMid-Cap	9.36	9.59	0.00
ProFund VP Ultra NASDAQ-100	10.01	12.43	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.27	0.00
ProFund VP Utilities	11.68	13.07	0.00
Rydex VT Dow 2x Strategy Fund	11.50	12.02	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.44	0.00
Rydex VT OTC 2x Strategy Fund	10.00	12.39	0.00
Rydex VT S&P 500 2x Strategy Fund	11.19	10.88	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.05	0.00
Van Eck Worldwide Hard Assets Fund	9.83	13.75	0.00
Van Kampen LIT Growth and Income Portfolio	10.77	10.67	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.62	10.92	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.95	14.87	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.79	11.60	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.76	11.21	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.25	9.79	0.00

Table 34 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.49	10.27	0.00
AIM V.I. Global Real Estate Series II	12.61	11.47	0.00
AIM V.I. International Growth Series II	10.89	12.04	0.00
AIM V.I. Mid Cap Core Equity Series II	10.28	10.85	0.00
Alger American Small Capitalization	10.18	11.53	0.00
American Century VP Income & Growth Fund	10.91	10.50	0.00
American Century VP International Fund	10.65	12.13	0.00
American Century VP Large Company Value Fund	11.02	10.50	0.00
American Century VP Mid Cap Value Fund	10.89	10.27	0.00
American Century VP Ultra Fund	9.56	11.16	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	9.09	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.02	10.84	0.00
Critical Math VIT Portfolio	10.00	9.49	0.00
DireXion Dynamic HY Bond Fund	10.10	9.54	0.00
DireXion Evolution All-Cap Equity Fund	9.71	9.67	0.00
DireXion Evolution Managed Bond Fund	10.03	9.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.40	10.80	0.00
Dreyfus VIF Appreciation Portfolio	11.03	11.38	0.00
Dreyfus VIF International Value Portfolio	10.47	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.77	7.88	0.00
PIMCO VIT All Asset Portfolio	10.72	11.20	0.00
PIMCO VIT High Yield Portfolio	10.39	10.38	0.00
PIMCO VIT Low Duration Portfolio	10.11	10.48	0.00
PIMCO VIT Real Return Portfolio	10.03	10.71	0.00
PIMCO VIT Total Return Portfolio	10.22	10.73	0.00
ProFund Access VP High Yield	10.01	10.17	0.00
ProFund VP Asia 30	11.32	16.15	0.00
ProFund VP Banks	10.57	7.43	0.00
ProFund VP Basic Materials	9.80	12.37	0.00
ProFund VP Bear	9.32	9.06	0.00
ProFund VP Biotechnology	10.10	9.64	0.00
ProFund VP Bull	10.65	10.65	0.00
ProFund VP Consumer Goods	10.84	11.26	0.00
ProFund VP Consumer Services	10.67	9.46	0.00
ProFund VP Dow 30	11.16	12.18	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.28	11.38	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.86	8.49	0.00
ProFund VP Health Care	10.59	10.90	0.00
ProFund VP Industrials	9.92	10.71	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.89	10.52	0.00
ProFund VP Japan	10.22	8.88	0.00
ProFund VP Large-Cap Growth	10.51	10.86	0.00
ProFund VP Large-Cap Value	10.77	10.42	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.59	10.35	0.00
ProFund VP Mid-Cap Value	9.94	9.70	0.00
ProFund VP Money Market	10.03	10.05	23,020.64
ProFund VP NASDAQ-100	10.11	11.48	0.00
ProFund VP Oil & Gas	10.22	13.08	0.00
ProFund VP Pharmaceuticals	10.80	10.67	0.00
ProFund VP Precious Metals	8.55	10.12	0.00
ProFund VP Real Estate	11.82	9.18	0.00
ProFund VP Rising Rates Opportunity	9.15	8.38	0.00
ProFund VP Semiconductor	8.97	9.28	0.00
ProFund VP Short Dow 30	9.19	8.64	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.09	9.47	0.00
ProFund VP Short NASDAQ-100	9.73	8.32	0.00
ProFund VP Short Small-Cap	9.68	9.77	0.00
ProFund VP Small-Cap	9.96	9.41	0.00
ProFund VP Small-Cap Growth	9.65	9.70	0.00
ProFund VP Small-Cap Value	10.10	9.05	0.00
ProFund VP Technology	10.25	11.32	0.00
ProFund VP Telecommunications	11.71	12.26	0.00
ProFund VP U.S. Government Plus	10.84	11.53	0.00
ProFund VP UltraBull	11.17	10.88	0.00
ProFund VP UltraMid-Cap	9.36	9.58	0.00
ProFund VP Ultra NASDAQ-100	10.01	12.42	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.27	0.00
ProFund VP Utilities	11.67	13.06	0.00
Rydex VT Dow 2x Strategy Fund	11.50	12.01	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.45	7.43	0.00
Rydex VT OTC 2x Strategy Fund	10.00	12.38	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	10.87	0.00
Rydex VT U.S. Government Money Market Fund	10.04	10.07	13,088.02
Van Eck Worldwide Hard Assets Fund	9.82	13.74	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	10.66	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.62	10.91	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.95	14.86	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.79	11.59	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.76	11.20	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.24	9.78	0.00

Table 35 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.49	10.26	0.00
AIM V.I. Global Real Estate Series II	12.60	11.46	0.00
AIM V.I. International Growth Series II	10.89	12.03	0.00
AIM V.I. Mid Cap Core Equity Series II	10.27	10.84	0.00
Alger American Small Capitalization	12.30	13.92	0.00
American Century VP Income & Growth Fund	11.37	10.93	0.00
American Century VP International Fund	12.85	14.63	0.00
American Century VP Large Company Value Fund	11.77	11.21	0.00
American Century VP Mid Cap Value Fund	11.77	11.09	0.00
American Century VP Ultra Fund	9.51	11.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	9.08	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.02	10.83	0.00
Critical Math VIT Portfolio	10.00	9.48	0.00
DireXion Dynamic HY Bond Fund	10.10	9.53	0.00
DireXion Evolution All-Cap Equity Fund	9.71	9.66	0.00
DireXion Evolution Managed Bond Fund	10.03	9.79	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.40	10.79	0.00
Dreyfus VIF Appreciation Portfolio	11.03	11.37	0.00
Dreyfus VIF International Value Portfolio	10.46	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.87	8.77	0.00
PIMCO VIT All Asset Portfolio	10.71	11.19	0.00
PIMCO VIT High Yield Portfolio	10.39	10.37	0.00
PIMCO VIT Low Duration Portfolio	10.10	10.47	0.00
PIMCO VIT Real Return Portfolio	10.02	10.70	0.00
PIMCO VIT Total Return Portfolio	10.22	10.72	0.00
ProFund Access VP High Yield	10.01	10.16	0.00
ProFund VP Asia 30	11.32	16.14	0.00
ProFund VP Banks	10.57	7.42	0.00
ProFund VP Basic Materials	9.79	12.36	0.00
ProFund VP Bear	9.32	9.05	0.00
ProFund VP Biotechnology	10.09	9.63	0.00
ProFund VP Bull	10.65	10.65	0.00
ProFund VP Consumer Goods	10.83	11.25	0.00
ProFund VP Consumer Services	10.67	9.45	0.00
ProFund VP Dow 30	11.16	12.17	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.28	11.37	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.86	8.48	0.00
ProFund VP Health Care	10.58	10.89	0.00
ProFund VP Industrials	9.92	10.70	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.88	10.51	0.00
ProFund VP Japan	10.21	8.87	0.00
ProFund VP Large-Cap Growth	10.51	10.85	0.00
ProFund VP Large-Cap Value	10.77	10.41	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.59	10.34	0.00
ProFund VP Mid-Cap Value	9.94	9.69	0.00
ProFund VP Money Market	10.03	10.04	3,342.90
ProFund VP NASDAQ-100	10.10	11.47	0.00
ProFund VP Oil & Gas	10.22	13.07	0.00
ProFund VP Pharmaceuticals	10.79	10.66	0.00
ProFund VP Precious Metals	8.55	10.11	0.00
ProFund VP Real Estate	11.82	9.17	0.00
ProFund VP Rising Rates Opportunity	9.15	8.38	0.00
ProFund VP Semiconductor	8.97	9.27	0.00
ProFund VP Short Dow 30	9.18	8.63	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.09	9.46	0.00
ProFund VP Short NASDAQ-100	9.73	8.31	0.00
ProFund VP Short Small-Cap	9.67	9.76	0.00
ProFund VP Small-Cap	9.96	9.40	0.00
ProFund VP Small-Cap Growth	9.65	9.69	0.00
ProFund VP Small-Cap Value	10.10	9.04	0.00
ProFund VP Technology	10.24	11.31	0.00
ProFund VP Telecommunications	11.70	12.25	0.00
ProFund VP U.S. Government Plus	10.83	11.52	0.00
ProFund VP UltraBull	11.17	10.87	0.00
ProFund VP UltraMid-Cap	9.35	9.57	0.00
ProFund VP Ultra NASDAQ-100	10.00	12.41	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.26	0.00
ProFund VP Utilities	11.67	13.05	0.00
Rydex VT Dow 2x Strategy Fund	11.50	12.00	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.45	7.42	0.00
Rydex VT OTC 2x Strategy Fund	10.00	12.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	10.86	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.03	0.00
Van Eck Worldwide Hard Assets Fund	9.82	13.73	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	10.65	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.61	10.90	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.95	14.84	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.78	11.58	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.76	11.19	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.24	9.77	0.00

Table 36 – 3.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.48	10.25	0.00
AIM V.I. Global Real Estate Series II	12.60	11.45	0.00
AIM V.I. International Growth Series II	10.89	12.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.27	10.83	0.00
Alger American Small Capitalization	10.17	11.51	0.00
American Century VP Income & Growth Fund	10.91	10.48	0.00
American Century VP International Fund	10.64	12.11	0.00
American Century VP Large Company Value Fund	11.01	10.48	0.00
American Century VP Mid Cap Value Fund	10.89	10.25	0.00
American Century VP Ultra Fund	9.56	11.14	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	9.07	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.01	10.82	0.00
Critical Math VIT Portfolio	10.00	9.48	0.00
DireXion Dynamic HY Bond Fund	10.09	9.52	0.00
DireXion Evolution All-Cap Equity Fund	9.70	9.65	0.00
DireXion Evolution Managed Bond Fund	10.03	9.78	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.39	10.78	0.00
Dreyfus VIF Appreciation Portfolio	11.02	11.37	0.00
Dreyfus VIF International Value Portfolio	10.46	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.76	7.87	0.00
PIMCO VIT All Asset Portfolio	10.71	11.18	0.00
PIMCO VIT High Yield Portfolio	10.39	10.36	0.00
PIMCO VIT Low Duration Portfolio	10.10	10.46	0.00
PIMCO VIT Real Return Portfolio	10.02	10.69	0.00
PIMCO VIT Total Return Portfolio	10.22	10.71	0.00
ProFund Access VP High Yield	10.00	10.15	0.00
ProFund VP Asia 30	11.31	16.13	0.00
ProFund VP Banks	10.56	7.41	0.00
ProFund VP Basic Materials	9.79	12.35	0.00
ProFund VP Bear	9.32	9.05	0.00
ProFund VP Biotechnology	10.09	9.63	0.00
ProFund VP Bull	10.65	10.64	0.00
ProFund VP Consumer Goods	10.83	11.24	0.00
ProFund VP Consumer Services	10.67	9.44	0.00
ProFund VP Dow 30	11.15	12.16	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.28	11.36	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.85	8.47	0.00
ProFund VP Health Care	10.58	10.88	0.00
ProFund VP Industrials	9.92	10.69	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.88	10.50	0.00
ProFund VP Japan	10.21	8.87	0.00
ProFund VP Large-Cap Growth	10.50	10.84	0.00
ProFund VP Large-Cap Value	10.76	10.40	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.58	10.33	0.00
ProFund VP Mid-Cap Value	9.94	9.68	0.00
ProFund VP Money Market	10.02	10.03	21,251.05
ProFund VP NASDAQ-100	10.10	11.46	0.00
ProFund VP Oil & Gas	10.22	13.06	0.00
ProFund VP Pharmaceuticals	10.79	10.65	0.00
ProFund VP Precious Metals	8.55	10.10	0.00
ProFund VP Real Estate	11.82	9.17	0.00
ProFund VP Rising Rates Opportunity	9.15	8.37	0.00
ProFund VP Semiconductor	8.97	9.26	0.00
ProFund VP Short Dow 30	9.18	8.62	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.08	9.45	0.00
ProFund VP Short NASDAQ-100	9.73	8.30	0.00
ProFund VP Short Small-Cap	9.67	9.75	0.00
ProFund VP Small-Cap	9.95	9.39	0.00
ProFund VP Small-Cap Growth	9.64	9.68	0.00
ProFund VP Small-Cap Value	10.09	9.03	0.00
ProFund VP Technology	10.24	11.30	0.00
ProFund VP Telecommunications	11.70	12.24	0.00
ProFund VP U.S. Government Plus	10.83	11.51	0.00
ProFund VP UltraBull	11.17	10.87	0.00
ProFund VP UltraMid-Cap	9.35	9.56	0.00
ProFund VP Ultra NASDAQ-100	10.00	12.40	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.85	8.25	0.00
ProFund VP Utilities	11.66	13.03	0.00
Rydex VT Dow 2x Strategy Fund	11.49	11.99	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.45	7.42	0.00
Rydex VT OTC 2x Strategy Fund	9.99	12.36	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	10.85	0.00
Rydex VT U.S. Government Money Market Fund	10.03	10.06	0.00
Van Eck Worldwide Hard Assets Fund	9.82	13.72	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	10.64	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.61	10.89	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.94	14.83	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.78	11.57	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.75	11.18	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.24	9.77	0.00

Table 37 – 3.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.48	10.25	545.54
AIM V.I. Global Real Estate Series II	12.59	11.45	0.00
AIM V.I. International Growth Series II	10.88	12.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.27	10.82	0.00
Alger American Small Capitalization	14.82	16.76	0.00
American Century VP Income & Growth Fund	12.09	11.61	476.75
American Century VP International Fund	14.34	16.31	0.00
American Century VP Large Company Value Fund	11.77	11.20	0.00
American Century VP Mid Cap Value Fund	12.23	11.51	0.00
American Century VP Ultra Fund	9.15	10.66	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.78	9.06	581.09
Credit Suisse Trust - Large Cap Value Portfolio	11.01	10.81	0.00
Critical Math VIT Portfolio	10.00	9.48	0.00
DireXion Dynamic HY Bond Fund	10.09	9.51	0.00
DireXion Evolution All-Cap Equity Fund	9.70	9.64	0.00
DireXion Evolution Managed Bond Fund	10.02	9.78	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.39	10.77	0.00
Dreyfus VIF Appreciation Portfolio	11.02	11.36	522.77
Dreyfus VIF International Value Portfolio	10.46	10.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.27	9.08	0.00
PIMCO VIT All Asset Portfolio	10.71	11.17	0.00
PIMCO VIT High Yield Portfolio	10.38	10.35	0.00
PIMCO VIT Low Duration Portfolio	10.10	10.45	0.00
PIMCO VIT Real Return Portfolio	10.02	10.68	0.00
PIMCO VIT Total Return Portfolio	10.21	10.70	0.00
ProFund Access VP High Yield	10.00	10.14	0.00
ProFund VP Asia 30	11.31	16.11	0.00
ProFund VP Banks	10.56	7.41	0.00
ProFund VP Basic Materials	9.79	12.34	0.00
ProFund VP Bear	9.32	9.04	0.00
ProFund VP Biotechnology	10.09	9.62	0.00
ProFund VP Bull	10.64	10.63	0.00
ProFund VP Consumer Goods	10.83	11.23	0.00
ProFund VP Consumer Services	10.66	9.44	0.00
ProFund VP Dow 30	11.15	12.15	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.27	11.35	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.85	8.46	0.00
ProFund VP Health Care	10.57	10.87	0.00
ProFund VP Industrials	9.91	10.68	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.88	10.50	0.00
ProFund VP Japan	10.21	8.86	0.00
ProFund VP Large-Cap Growth	10.50	10.83	0.00
ProFund VP Large-Cap Value	10.76	10.39	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.58	10.32	0.00
ProFund VP Mid-Cap Value	9.94	9.67	0.00
ProFund VP Money Market	10.02	10.03	0.00
ProFund VP NASDAQ-100	10.10	11.45	0.00
ProFund VP Oil & Gas	10.21	13.05	0.00
ProFund VP Pharmaceuticals	10.79	10.64	0.00
ProFund VP Precious Metals	8.55	10.09	0.00
ProFund VP Real Estate	11.81	9.16	0.00
ProFund VP Rising Rates Opportunity	9.14	8.36	0.00
ProFund VP Semiconductor	8.96	9.26	0.00
ProFund VP Short Dow 30	9.18	8.62	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.08	9.45	0.00
ProFund VP Short NASDAQ-100	9.72	8.30	0.00
ProFund VP Short Small-Cap	9.67	9.74	0.00
ProFund VP Small-Cap	9.95	9.38	0.00
ProFund VP Small-Cap Growth	9.64	9.67	0.00
ProFund VP Small-Cap Value	10.09	9.03	0.00
ProFund VP Technology	10.24	11.30	0.00
ProFund VP Telecommunications	11.70	12.23	0.00
ProFund VP U.S. Government Plus	10.83	11.50	0.00
ProFund VP UltraBull	11.16	10.86	0.00
ProFund VP UltraMid-Cap	9.35	9.55	0.00
ProFund VP Ultra NASDAQ-100	10.00	12.39	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.85	8.25	0.00
ProFund VP Utilities	11.66	13.02	0.00
Rydex VT Dow 2x Strategy Fund	11.49	11.98	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.44	7.41	0.00
Rydex VT OTC 2x Strategy Fund	9.99	12.35	0.00
Rydex VT S&P 500 2x Strategy Fund	11.17	10.84	0.00
Rydex VT U.S. Government Money Market Fund	9.00	9.02	0.00
Van Eck Worldwide Hard Assets Fund	9.81	13.71	0.00
Van Kampen LIT Growth and Income Portfolio	10.75	10.63	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.61	10.88	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.94	14.82	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.78	11.56	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.75	11.17	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.23	9.76	0.00

Table 38 – 3.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.48	10.24	0.00
AIM V.I. Global Real Estate Series II	12.59	11.44	0.00
AIM V.I. International Growth Series II	10.88	12.00	0.00
AIM V.I. Mid Cap Core Equity Series II	10.26	10.81	0.00
Alger American Small Capitalization	10.16	11.49	0.00
American Century VP Income & Growth Fund	10.90	10.46	0.00
American Century VP International Fund	10.63	12.09	0.00
American Century VP Large Company Value Fund	11.01	10.47	0.00
American Century VP Mid Cap Value Fund	10.88	10.23	0.00
American Century VP Ultra Fund	9.55	11.13	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.78	9.06	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.01	10.80	0.00
Critical Math VIT Portfolio	10.00	9.48	0.00
DireXion Dynamic HY Bond Fund	10.09	9.51	0.00
DireXion Evolution All-Cap Equity Fund	9.70	9.64	0.00
DireXion Evolution Managed Bond Fund	10.02	9.77	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.39	10.76	0.00
Dreyfus VIF Appreciation Portfolio	11.02	11.35	0.00
Dreyfus VIF International Value Portfolio	10.45	10.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.75	7.85	0.00
PIMCO VIT All Asset Portfolio	10.70	11.16	0.00
PIMCO VIT High Yield Portfolio	10.38	10.34	0.00
PIMCO VIT Low Duration Portfolio	10.09	10.44	0.00
PIMCO VIT Real Return Portfolio	10.01	10.67	0.00
PIMCO VIT Total Return Portfolio	10.21	10.69	0.00
ProFund Access VP High Yield	10.00	10.14	0.00
ProFund VP Asia 30	11.31	16.10	0.00
ProFund VP Banks	10.56	7.40	0.00
ProFund VP Basic Materials	9.78	12.33	0.00
ProFund VP Bear	9.31	9.03	0.00
ProFund VP Biotechnology	10.08	9.61	0.00
ProFund VP Bull	10.64	10.62	0.00
ProFund VP Consumer Goods	10.82	11.22	0.00
ProFund VP Consumer Services	10.66	9.43	0.00
ProFund VP Dow 30	11.15	12.14	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.27	11.34	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.85	8.46	0.00
ProFund VP Health Care	10.57	10.86	0.00
ProFund VP Industrials	9.91	10.67	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.87	10.49	0.00
ProFund VP Japan	10.20	8.85	0.00
ProFund VP Large-Cap Growth	10.50	10.82	0.00
ProFund VP Large-Cap Value	10.76	10.38	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.58	10.32	0.00
ProFund VP Mid-Cap Value	9.93	9.67	0.00
ProFund VP Money Market	10.02	10.02	0.00
ProFund VP NASDAQ-100	10.09	11.44	0.00
ProFund VP Oil & Gas	10.21	13.04	0.00
ProFund VP Pharmaceuticals	10.78	10.64	0.00
ProFund VP Precious Metals	8.54	10.08	0.00
ProFund VP Real Estate	11.81	9.15	0.00
ProFund VP Rising Rates Opportunity	9.14	8.35	0.00
ProFund VP Semiconductor	8.96	9.25	0.00
ProFund VP Short Dow 30	9.18	8.61	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.08	9.44	0.00
ProFund VP Short NASDAQ-100	9.72	8.29	0.00
ProFund VP Short Small-Cap	9.66	9.74	0.00
ProFund VP Small-Cap	9.95	9.37	0.00
ProFund VP Small-Cap Growth	9.64	9.67	0.00
ProFund VP Small-Cap Value	10.09	9.02	0.00
ProFund VP Technology	10.23	11.29	0.00
ProFund VP Telecommunications	11.69	12.22	0.00
ProFund VP U.S. Government Plus	10.82	11.49	0.00
ProFund VP UltraBull	11.16	10.85	0.00
ProFund VP UltraMid-Cap	9.35	9.55	0.00
ProFund VP Ultra NASDAQ-100	9.99	12.38	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.85	8.24	0.00
ProFund VP Utilities	11.66	13.01	0.00
Rydex VT Dow 2x Strategy Fund	11.48	11.97	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.44	7.41	0.00
Rydex VT OTC 2x Strategy Fund	9.99	12.34	0.00
Rydex VT S&P 500 2x Strategy Fund	11.17	10.83	0.00
Rydex VT U.S. Government Money Market Fund	10.03	10.04	0.00
Van Eck Worldwide Hard Assets Fund	9.81	13.70	0.00
Van Kampen LIT Growth and Income Portfolio	10.75	10.62	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.60	10.88	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.94	14.81	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.77	11.55	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.75	11.16	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.23	9.75	0.00

Table 39 – 3.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.47	10.23	0.00
AIM V.I. Global Real Estate Series II	12.58	11.43	0.00
AIM V.I. International Growth Series II	10.88	11.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.26	10.80	0.00
Alger American Small Capitalization	10.16	11.48	0.00
American Century VP Income & Growth Fund	10.90	10.45	0.00
American Century VP International Fund	10.63	12.08	0.00
American Century VP Large Company Value Fund	11.00	10.46	0.00
American Century VP Mid Cap Value Fund	10.88	10.22	0.00
American Century VP Ultra Fund	9.55	11.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.78	9.05	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.00	10.79	0.00
Critical Math VIT Portfolio	10.00	9.47	0.00
DireXion Dynamic HY Bond Fund	10.08	9.50	0.00
DireXion Evolution All-Cap Equity Fund	9.69	9.63	0.00
DireXion Evolution Managed Bond Fund	10.02	9.76	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.38	10.75	0.00
Dreyfus VIF Appreciation Portfolio	11.01	11.34	0.00
Dreyfus VIF International Value Portfolio	10.45	10.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.75	7.85	0.00
PIMCO VIT All Asset Portfolio	10.70	11.15	0.00
PIMCO VIT High Yield Portfolio	10.37	10.34	0.00
PIMCO VIT Low Duration Portfolio	10.09	10.43	0.00
PIMCO VIT Real Return Portfolio	10.01	10.66	0.00
PIMCO VIT Total Return Portfolio	10.21	10.68	0.00
ProFund Access VP High Yield	9.99	10.13	0.00
ProFund VP Asia 30	11.30	16.09	0.00
ProFund VP Banks	10.55	7.39	0.00
ProFund VP Basic Materials	9.78	12.32	0.00
ProFund VP Bear	9.31	9.02	0.00
ProFund VP Biotechnology	10.08	9.60	0.00
ProFund VP Bull	10.64	10.61	0.00
ProFund VP Consumer Goods	10.82	11.21	0.00
ProFund VP Consumer Services	10.66	9.42	0.00
ProFund VP Dow 30	11.14	12.13	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.27	11.33	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.84	8.45	0.00
ProFund VP Health Care	10.57	10.85	0.00
ProFund VP Industrials	9.91	10.66	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.87	10.48	0.00
ProFund VP Japan	10.20	8.84	0.00
ProFund VP Large-Cap Growth	10.49	10.81	0.00
ProFund VP Large-Cap Value	10.75	10.38	0.00
ProFund VP Mid-Cap	10.00	9.97	0.00
ProFund VP Mid-Cap Growth	9.57	10.31	0.00
ProFund VP Mid-Cap Value	9.93	9.66	0.00
ProFund VP Money Market	10.01	10.01	0.00
ProFund VP NASDAQ-100	10.09	11.43	0.00
ProFund VP Oil & Gas	10.21	13.03	0.00
ProFund VP Pharmaceuticals	10.78	10.63	0.00
ProFund VP Precious Metals	8.54	10.08	0.00
ProFund VP Real Estate	11.81	9.14	0.00
ProFund VP Rising Rates Opportunity	9.14	8.35	0.00
ProFund VP Semiconductor	8.96	9.24	0.00
ProFund VP Short Dow 30	9.17	8.60	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.07	9.43	0.00
ProFund VP Short NASDAQ-100	9.72	8.28	0.00
ProFund VP Short Small-Cap	9.66	9.73	0.00
ProFund VP Small-Cap	9.94	9.37	0.00
ProFund VP Small-Cap Growth	9.63	9.66	0.00
ProFund VP Small-Cap Value	10.08	9.01	0.00
ProFund VP Technology	10.23	11.28	0.00
ProFund VP Telecommunications	11.69	12.21	0.00
ProFund VP U.S. Government Plus	10.82	11.48	0.00
ProFund VP UltraBull	11.15	10.84	0.00
ProFund VP UltraMid-Cap	9.34	9.54	0.00
ProFund VP Ultra NASDAQ-100	9.99	12.37	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.84	8.23	0.00
ProFund VP Utilities	11.65	13.00	0.00
Rydex VT Dow 2x Strategy Fund	11.48	11.96	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.44	7.40	0.00
Rydex VT OTC 2x Strategy Fund	9.98	12.33	0.00
Rydex VT S&P 500 2x Strategy Fund	11.16	10.82	0.00
Rydex VT U.S. Government Money Market Fund	10.02	10.03	0.00
Van Eck Worldwide Hard Assets Fund	9.81	13.69	0.00
Van Kampen LIT Growth and Income Portfolio	10.75	10.62	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.60	10.87	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.93	14.79	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.77	11.54	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.74	11.15	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.22	9.74	0.00

Table 40 – 3.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

AIM V.I. Basic Value Series II	10.47	10.22	0.00
AIM V.I. Global Real Estate Series II	12.58	11.42	0.00
AIM V.I. International Growth Series II	10.87	11.98	0.00
AIM V.I. Mid Cap Core Equity Series II	10.26	10.79	0.00
Alger American Small Capitalization	10.16	11.47	0.00
American Century VP Income & Growth Fund	10.89	10.44	0.00
American Century VP International Fund	10.63	12.07	0.00
American Century VP Large Company Value Fund	11.00	10.45	0.00
American Century VP Mid Cap Value Fund	10.87	10.22	0.00
American Century VP Ultra Fund	9.54	11.11	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.77	9.04	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.00	10.78	0.00
Critical Math VIT Portfolio	10.00	9.47	0.00
DireXion Dynamic HY Bond Fund	10.08	9.49	0.00
DireXion Evolution All-Cap Equity Fund	9.69	9.62	0.00
DireXion Evolution Managed Bond Fund	10.01	9.75	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.38	10.74	0.00
Dreyfus VIF Appreciation Portfolio	11.01	11.33	0.00
Dreyfus VIF International Value Portfolio	10.45	10.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.75	7.84	0.00
PIMCO VIT All Asset Portfolio	10.70	11.14	0.00
PIMCO VIT High Yield Portfolio	10.37	10.33	0.00
PIMCO VIT Low Duration Portfolio	10.09	10.43	0.00
PIMCO VIT Real Return Portfolio	10.01	10.65	0.00
PIMCO VIT Total Return Portfolio	10.20	10.67	0.00
ProFund Access VP High Yield	9.99	10.12	0.00
ProFund VP Asia 30	11.30	16.07	0.00
ProFund VP Banks	10.55	7.39	0.00
ProFund VP Basic Materials	9.78	12.31	0.00
ProFund VP Bear	9.31	9.02	0.00
ProFund VP Biotechnology	10.08	9.59	0.00
ProFund VP Bull	10.63	10.60	0.00
ProFund VP Consumer Goods	10.81	11.21	0.00
ProFund VP Consumer Services	10.65	9.41	0.00
ProFund VP Dow 30	11.14	12.12	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.26	11.32	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.84	8.44	0.00
ProFund VP Health Care	10.56	10.84	0.00
ProFund VP Industrials	9.90	10.65	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.87	10.47	0.00
ProFund VP Japan	10.20	8.84	0.00
ProFund VP Large-Cap Growth	10.49	10.80	0.00
ProFund VP Large-Cap Value	10.75	10.37	0.00
ProFund VP Mid-Cap	10.00	9.97	0.00
ProFund VP Mid-Cap Growth	9.57	10.30	0.00
ProFund VP Mid-Cap Value	9.93	9.65	0.00
ProFund VP Money Market	10.01	10.00	0.00
ProFund VP NASDAQ-100	10.09	11.42	0.00
ProFund VP Oil & Gas	10.20	13.02	0.00
ProFund VP Pharmaceuticals	10.78	10.62	0.00
ProFund VP Precious Metals	8.54	10.07	0.00
ProFund VP Real Estate	11.80	9.14	0.00
ProFund VP Rising Rates Opportunity	9.14	8.34	0.00
ProFund VP Semiconductor	8.95	9.23	0.00
ProFund VP Short Dow 30	9.17	8.59	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.07	9.42	0.00
ProFund VP Short NASDAQ-100	9.72	8.27	0.00
ProFund VP Short Small-Cap	9.66	9.72	0.00
ProFund VP Small-Cap	9.94	9.36	0.00
ProFund VP Small-Cap Growth	9.63	9.65	0.00
ProFund VP Small-Cap Value	10.08	9.00	0.00
ProFund VP Technology	10.23	11.27	0.00
ProFund VP Telecommunications	11.69	12.20	0.00
ProFund VP U.S. Government Plus	10.82	11.47	0.00
ProFund VP UltraBull	11.15	10.83	0.00
ProFund VP UltraMid-Cap	9.34	9.53	0.00
ProFund VP Ultra NASDAQ-100	9.99	12.36	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.84	8.23	0.00
ProFund VP Utilities	11.65	12.99	0.00
Rydex VT Dow 2x Strategy Fund	11.48	11.95	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.44	7.39	0.00
Rydex VT OTC 2x Strategy Fund	9.98	12.32	0.00
Rydex VT S&P 500 2x Strategy Fund	11.16	10.81	0.00
Rydex VT U.S. Government Money Market Fund	10.02	10.02	0.00
Van Eck Worldwide Hard Assets Fund	9.80	13.67	0.00
Van Kampen LIT Growth and Income Portfolio	10.74	10.61	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.60	10.86	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.93	14.78	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.77	11.53	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.74	11.14	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.22	9.73	0.00

Table 41 – 3.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.47	10.21	0.00
AIM V.I. Global Real Estate Series II	12.58	11.41	0.00
AIM V.I. International Growth Series II	10.87	11.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.25	10.79	0.00
Alger American Small Capitalization	10.15	11.46	0.00
American Century VP Income & Growth Fund	10.89	10.43	0.00
American Century VP International Fund	10.62	12.06	0.00
American Century VP Large Company Value Fund	10.99	10.44	0.00
American Century VP Mid Cap Value Fund	10.87	10.21	0.00
American Century VP Ultra Fund	9.54	11.10	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.77	9.03	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.00	10.77	0.00
Critical Math VIT Portfolio	10.00	9.47	0.00
DireXion Dynamic HY Bond Fund	10.08	9.48	0.00
DireXion Evolution All-Cap Equity Fund	9.69	9.61	0.00
DireXion Evolution Managed Bond Fund	10.01	9.74	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.38	10.74	0.00
Dreyfus VIF Appreciation Portfolio	11.00	11.32	0.00
Dreyfus VIF International Value Portfolio	10.44	10.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.74	7.83	0.00
PIMCO VIT All Asset Portfolio	10.69	11.13	0.00
PIMCO VIT High Yield Portfolio	10.37	10.32	0.00
PIMCO VIT Low Duration Portfolio	10.08	10.42	0.00
PIMCO VIT Real Return Portfolio	10.01	10.64	0.00
PIMCO VIT Total Return Portfolio	10.20	10.67	0.00
ProFund Access VP High Yield	9.99	10.11	0.00
ProFund VP Asia 30	11.29	16.06	0.00
ProFund VP Banks	10.55	7.38	0.00
ProFund VP Basic Materials	9.77	12.30	0.00
ProFund VP Bear	9.30	9.01	0.00
ProFund VP Biotechnology	10.07	9.59	0.00
ProFund VP Bull	10.63	10.59	0.00
ProFund VP Consumer Goods	10.81	11.20	0.00
ProFund VP Consumer Services	10.65	9.40	0.00
ProFund VP Dow 30	11.14	12.11	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.26	11.31	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.84	8.44	0.00
ProFund VP Health Care	10.56	10.83	0.00
ProFund VP Industrials	9.90	10.65	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.86	10.46	0.00
ProFund VP Japan	10.19	8.83	0.00
ProFund VP Large-Cap Growth	10.49	10.80	0.00
ProFund VP Large-Cap Value	10.75	10.36	0.00
ProFund VP Mid-Cap	10.00	9.97	0.00
ProFund VP Mid-Cap Growth	9.57	10.29	0.00
ProFund VP Mid-Cap Value	9.92	9.64	0.00
ProFund VP Money Market	10.01	9.99	0.00
ProFund VP NASDAQ-100	10.08	11.41	0.00
ProFund VP Oil & Gas	10.20	13.01	0.00
ProFund VP Pharmaceuticals	10.77	10.61	0.00
ProFund VP Precious Metals	8.53	10.06	0.00
ProFund VP Real Estate	11.80	9.13	0.00
ProFund VP Rising Rates Opportunity	9.13	8.33	0.00
ProFund VP Semiconductor	8.95	9.22	0.00
ProFund VP Short Dow 30	9.17	8.59	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.07	9.41	0.00
ProFund VP Short NASDAQ-100	9.71	8.27	0.00
ProFund VP Short Small-Cap	9.65	9.71	0.00
ProFund VP Small-Cap	9.94	9.35	0.00
ProFund VP Small-Cap Growth	9.63	9.64	0.00
ProFund VP Small-Cap Value	10.08	9.00	0.00
ProFund VP Technology	10.22	11.26	0.00
ProFund VP Telecommunications	11.68	12.19	0.00
ProFund VP U.S. Government Plus	10.81	11.46	0.00
ProFund VP UltraBull	11.15	10.82	0.00
ProFund VP UltraMid-Cap	9.34	9.52	0.00
ProFund VP Ultra NASDAQ-100	9.98	12.35	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.84	8.22	0.00
ProFund VP Utilities	11.65	12.98	0.00
Rydex VT Dow 2x Strategy Fund	11.47	11.94	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.43	7.39	0.00
Rydex VT OTC 2x Strategy Fund	9.98	12.31	0.00
Rydex VT S&P 500 2x Strategy Fund	11.16	10.80	0.00
Rydex VT U.S. Government Money Market Fund	10.02	10.02	0.00
Van Eck Worldwide Hard Assets Fund	9.80	13.66	0.00
Van Kampen LIT Growth and Income Portfolio	10.74	10.60	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.59	10.85	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.92	14.77	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.77	11.52	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.73	11.13	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.22	9.73	0.00

Table 42 – 3.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

AIM V.I. Basic Value Series II	10.46	10.20	0.00
AIM V.I. Global Real Estate Series II	12.57	11.40	0.00
AIM V.I. International Growth Series II	10.86	11.96	0.00
AIM V.I. Mid Cap Core Equity Series II	10.25	10.78	0.00
Alger American Small Capitalization	10.15	11.45	0.00
American Century VP Income & Growth Fund	10.88	10.43	0.00
American Century VP International Fund	10.62	12.05	0.00
American Century VP Large Company Value Fund	10.99	10.43	0.00
American Century VP Mid Cap Value Fund	10.87	10.20	0.00
American Century VP Ultra Fund	9.54	11.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.77	9.02	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.99	10.76	0.00
Critical Math VIT Portfolio	10.00	9.46	0.00
DireXion Dynamic HY Bond Fund	10.07	9.48	0.00
DireXion Evolution All-Cap Equity Fund	9.68	9.60	0.00
DireXion Evolution Managed Bond Fund	10.01	9.74	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.37	10.73	0.00
Dreyfus VIF Appreciation Portfolio	11.00	11.31	0.00
Dreyfus VIF International Value Portfolio	10.44	10.44	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.74	7.83	0.00
PIMCO VIT All Asset Portfolio	10.69	11.12	0.00
PIMCO VIT High Yield Portfolio	10.36	10.31	0.00
PIMCO VIT Low Duration Portfolio	10.08	10.41	0.00
PIMCO VIT Real Return Portfolio	10.00	10.64	0.00
PIMCO VIT Total Return Portfolio	10.20	10.66	0.00
ProFund Access VP High Yield	9.98	10.10	0.00
ProFund VP Asia 30	11.29	16.05	0.00
ProFund VP Banks	10.54	7.38	0.00
ProFund VP Basic Materials	9.77	12.29	0.00
ProFund VP Bear	9.30	9.00	0.00
ProFund VP Biotechnology	10.07	9.58	0.00
ProFund VP Bull	10.62	10.58	0.00
ProFund VP Consumer Goods	10.81	11.19	0.00
ProFund VP Consumer Services	10.65	9.40	0.00
ProFund VP Dow 30	11.13	12.10	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.26	11.30	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.83	8.43	0.00
ProFund VP Health Care	10.56	10.82	0.00
ProFund VP Industrials	9.90	10.64	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.86	10.45	0.00
ProFund VP Japan	10.19	8.82	0.00
ProFund VP Large-Cap Growth	10.48	10.79	0.00
ProFund VP Large-Cap Value	10.74	10.35	0.00
ProFund VP Mid-Cap	10.00	9.97	0.00
ProFund VP Mid-Cap Growth	9.56	10.28	0.00
ProFund VP Mid-Cap Value	9.92	9.63	0.00
ProFund VP Money Market	10.00	9.98	0.00
ProFund VP NASDAQ-100	10.08	11.41	0.00
ProFund VP Oil & Gas	10.20	13.00	0.00
ProFund VP Pharmaceuticals	10.77	10.60	0.00
ProFund VP Precious Metals	8.53	10.05	0.00
ProFund VP Real Estate	11.79	9.12	0.00
ProFund VP Rising Rates Opportunity	9.13	8.33	0.00
ProFund VP Semiconductor	8.95	9.22	0.00
ProFund VP Short Dow 30	9.16	8.58	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.06	9.41	0.00
ProFund VP Short NASDAQ-100	9.71	8.26	0.00
ProFund VP Short Small-Cap	9.65	9.70	0.00
ProFund VP Small-Cap	9.93	9.34	0.00
ProFund VP Small-Cap Growth	9.62	9.63	0.00
ProFund VP Small-Cap Value	10.07	8.99	0.00
ProFund VP Technology	10.22	11.25	0.00
ProFund VP Telecommunications	11.68	12.18	0.00
ProFund VP U.S. Government Plus	10.81	11.45	0.00
ProFund VP UltraBull	11.14	10.81	0.00
ProFund VP UltraMid-Cap	9.33	9.51	0.00
ProFund VP Ultra NASDAQ-100	9.98	12.34	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.83	8.21	0.00
ProFund VP Utilities	11.64	12.97	0.00
Rydex VT Dow 2x Strategy Fund	11.47	11.93	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.43	7.38	0.00
Rydex VT OTC 2x Strategy Fund	9.97	12.30	0.00
Rydex VT S&P 500 2x Strategy Fund	11.15	10.80	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.01	0.00
Van Eck Worldwide Hard Assets Fund	9.80	13.65	0.00
Van Kampen LIT Growth and Income Portfolio	10.74	10.59	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.59	10.84	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.92	14.76	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.76	11.52	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.73	11.12	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.21	9.72	0.00

Table 1 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract - No Riders
AIM V.I. Basic Value Series II	10.00	10.61	0.00
AIM V.I. Global Real Estate Series II	10.00	12.75	0.00
AIM V.I. International Growth Series II	10.00	11.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.39	0.00
Alger American Small Capitalization	11.94	14.09	0.00
American Century VP Income & Growth Fund	10.59	12.15	0.00
American Century VP International Fund	11.50	14.10	0.00
American Century VP Large Company Value Fund	10.38	12.21	0.00
American Century VP Mid Cap Value Fund	10.74	12.69	0.00
American Century VP Ultra Fund	10.00	9.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.15	0.00
DireXion Dynamic HY Bond Fund	10.00	10.22	0.00
DireXion Evolution Managed Bond Fund	10.00	10.15	0.00
DireXion Evolution All-Cap Equity	10.00	9.82	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.16	0.00
Dreyfus VIF International Value Portfolio	10.00	10.59	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.60	11.70	0.00
PIMCO VIT All Asset Portfolio	10.00	10.84	0.00
PIMCO VIT High Yield Portfolio	10.00	10.51	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.22	0.00
PIMCO VIT Real Return Portfolio	10.00	10.14	0.00
PIMCO VIT Total Return Portfolio	10.00	10.34	0.00
ProFund Access VP High Yield	10.00	10.12	0.00
ProFund VP Asia 30	10.00	11.45	0.00
ProFund VP Banks	10.00	10.69	0.00
ProFund VP Basic Materials	10.00	9.91	0.00
ProFund VP Bear	10.00	9.43	0.00
ProFund VP Biotechnology	10.00	10.21	0.00
ProFund VP Bull	10.00	10.77	0.00
ProFund VP Consumer Goods	10.00	10.96	0.00
ProFund VP Consumer Services	10.00	10.79	0.00
ProFund VP Dow 30	10.00	11.29	0.00
ProFund VP Europe 30	10.00	10.40	0.00
ProFund VP Financials	10.00	10.98	0.00
ProFund VP Health Care	10.00	10.71	0.00
ProFund VP Industrials	10.00	10.03	0.00
ProFund VP Internet	10.00	10.00	0.00
ProFund VP Japan	10.00	10.33	0.00
ProFund VP Large-Cap Growth	10.00	10.63	0.00
ProFund VP Large-Cap Value	10.00	10.89	0.00
ProFund VP Mid-Cap Growth	10.00	9.70	0.00
ProFund VP Mid-Cap Value	10.00	10.06	0.00
ProFund VP Money Market	10.00	10.14	0.00
ProFund VP Oil & Gas	10.00	10.34	0.00
ProFund VP OTC	10.00	10.22	0.00
ProFund VP Pharmaceuticals	10.00	10.92	0.00
ProFund VP Precious Metals	10.00	8.65	0.00
ProFund VP Real Estate	10.00	11.96	0.00
ProFund VP Rising Rates Opportunity	10.00	9.26	0.00
ProFund VP Semiconductor	10.00	9.07	0.00
ProFund VP Short Dow 30	10.00	9.29	0.00
ProFund VP Short Mid-Cap	10.00	10.21	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.79	0.00
ProFund VP Small-Cap	10.00	10.07	12843.50
ProFund VP Small-Cap Growth	10.00	9.76	0.00
ProFund VP Small-Cap Value	10.00	10.21	0.00
ProFund VP Technology	10.00	10.36	0.00
ProFund VP Telecommunications	10.00	11.84	0.00
ProFund VP U.S. Government Plus	10.00	10.96	0.00
ProFund VP UltraBull	10.00	11.30	0.00
ProFund VP UltraMid-Cap	10.00	9.46	13417.12
ProFund VP UltraOTC	10.00	10.12	0.00
ProFund VP UltraSmall-Cap	10.00	9.97	0.00
ProFund VP Utilities	10.00	11.80	0.00
Rydex VT Dynamic Dow Fund	10.00	11.63	0.00
Rydex VT Dynamic OTC Fund	10.00	10.11	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.31	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.55	0.00
Rydex VT U.S. Government Money Market Fund	10.02	10.22	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.74	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.88	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.38	0.00

Table 2 – 1.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB with 3% Roll Up
AIM V.I. Basic Value Series II	10.00	10.61	0.00
AIM V.I. Global Real Estate Series II	10.00	12.74	0.00
AIM V.I. International Growth Series II	10.00	11.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.39	0.00
Alger American Small Capitalization	13.73	16.19	0.00
American Century VP Income & Growth Fund	11.51	13.20	0.00
American Century VP International Fund	12.79	15.67	0.00
American Century VP Large Company Value Fund	10.37	12.20	0.00
American Century VP Mid Cap Value Fund	10.74	12.68	0.00
American Century VP Ultra Fund	10.00	9.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.14	0.00
DireXion Dynamic HY Bond Fund	10.00	10.21	0.00
DireXion Evolution Managed Bond Fund	10.00	10.14	0.00
DireXion Evolution All-Cap Equity	10.00	9.82	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.15	0.00
Dreyfus VIF International Value Portfolio	10.00	10.58	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.60	11.69	0.00
PIMCO VIT All Asset Portfolio	10.00	10.84	0.00
PIMCO VIT High Yield Portfolio	10.00	10.51	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.22	0.00
PIMCO VIT Real Return Portfolio	10.00	10.14	0.00
PIMCO VIT Total Return Portfolio	10.00	10.34	0.00
ProFund Access VP High Yield	10.00	10.12	0.00
ProFund VP Asia 30	10.00	11.44	0.00
ProFund VP Banks	10.00	10.69	0.00
ProFund VP Basic Materials	10.00	9.91	0.00
ProFund VP Bear	10.00	9.43	0.00
ProFund VP Biotechnology	10.00	10.21	0.00
ProFund VP Bull	10.00	10.77	0.00
ProFund VP Consumer Goods	10.00	10.96	0.00
ProFund VP Consumer Services	10.00	10.79	0.00
ProFund VP Dow 30	10.00	11.28	0.00
ProFund VP Europe 30	10.00	10.40	0.00
ProFund VP Financials	10.00	10.98	0.00
ProFund VP Health Care	10.00	10.70	0.00
ProFund VP Industrials	10.00	10.03	0.00
ProFund VP Internet	10.00	9.99	0.00
ProFund VP Japan	10.00	10.33	0.00
ProFund VP Large-Cap Growth	10.00	10.63	0.00
ProFund VP Large-Cap Value	10.00	10.89	0.00
ProFund VP Mid-Cap Growth	10.00	9.70	0.00
ProFund VP Mid-Cap Value	10.00	10.05	0.00
ProFund VP Money Market	10.00	10.14	0.00
ProFund VP Oil & Gas	10.00	10.34	0.00
ProFund VP OTC	10.00	10.22	0.00
ProFund VP Pharmaceuticals	10.00	10.92	0.00
ProFund VP Precious Metals	10.00	8.65	0.00
ProFund VP Real Estate	10.00	11.95	0.00
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.07	0.00
ProFund VP Short Dow 30	10.00	9.29	0.00
ProFund VP Short Mid-Cap	10.00	10.20	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.78	0.00
ProFund VP Small-Cap	10.00	10.07	0.00
ProFund VP Small-Cap Growth	10.00	9.76	0.00
ProFund VP Small-Cap Value	10.00	10.21	0.00
ProFund VP Technology	10.00	10.36	0.00
ProFund VP Telecommunications	10.00	11.84	0.00
ProFund VP U.S. Government Plus	10.00	10.96	0.00
ProFund VP UltraBull	10.00	11.30	0.00
ProFund VP UltraMid-Cap	10.00	9.46	0.00
ProFund VP UltraOTC	10.00	10.12	0.00
ProFund VP UltraSmall-Cap	10.00	9.97	0.00
ProFund VP Utilities	10.00	11.80	0.00
Rydex VT Dynamic Dow Fund	10.00	11.63	0.00
Rydex VT Dynamic OTC Fund	10.00	10.11	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.31	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.55	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.79	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.93	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.88	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.38	0.00

Table 3 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.00	10.60	0.00
AIM V.I. Global Real Estate Series II	10.00	12.74	0.00
AIM V.I. International Growth Series II	10.00	11.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.39	0.00
Alger American Small Capitalization	10.67	12.58	0.00
American Century VP Income & Growth Fund	10.14	11.63	0.00
American Century VP International Fund	10.73	13.14	0.00
American Century VP Large Company Value Fund	10.23	12.03	0.00
American Century VP Mid Cap Value Fund	10.20	12.04	0.00
American Century VP Ultra Fund	10.25	9.72	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.14	0.00
DireXion Dynamic HY Bond Fund	10.00	10.21	0.00
DireXion Evolution Managed Bond Fund	10.00	10.14	0.00
DireXion Evolution All-Cap Equity	10.00	9.81	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.15	0.00
Dreyfus VIF International Value Portfolio	10.00	10.58	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.09	11.12	0.00
PIMCO VIT All Asset Portfolio	10.00	10.83	0.00
PIMCO VIT High Yield Portfolio	10.00	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.22	0.00
PIMCO VIT Real Return Portfolio	10.00	10.14	0.00
PIMCO VIT Total Return Portfolio	10.00	10.33	0.00
ProFund Access VP High Yield	10.00	10.12	0.00
ProFund VP Asia 30	10.00	11.44	0.00
ProFund VP Banks	10.00	10.68	0.00
ProFund VP Basic Materials	10.00	9.90	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.21	0.00
ProFund VP Bull	10.00	10.77	0.00
ProFund VP Consumer Goods	10.00	10.95	0.00
ProFund VP Consumer Services	10.00	10.79	0.00
ProFund VP Dow 30	10.00	11.28	0.00
ProFund VP Europe 30	10.00	10.39	0.00
ProFund VP Financials	10.00	10.98	0.00
ProFund VP Health Care	10.00	10.70	0.00
ProFund VP Industrials	10.00	10.03	0.00
ProFund VP Internet	10.00	9.99	0.00
ProFund VP Japan	10.00	10.32	0.00
ProFund VP Large-Cap Growth	10.00	10.62	0.00
ProFund VP Large-Cap Value	10.00	10.89	0.00
ProFund VP Mid-Cap Growth	10.00	9.69	0.00
ProFund VP Mid-Cap Value	10.00	10.05	0.00
ProFund VP Money Market	10.00	10.14	0.00
ProFund VP Oil & Gas	10.00	10.33	0.00
ProFund VP OTC	10.00	10.21	0.00
ProFund VP Pharmaceuticals	10.00	10.91	0.00
ProFund VP Precious Metals	10.00	8.65	0.00
ProFund VP Real Estate	10.00	11.95	0.00
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.07	0.00
ProFund VP Short Dow 30	10.00	9.29	0.00
ProFund VP Short Mid-Cap	10.00	10.20	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.78	0.00
ProFund VP Small-Cap	10.00	10.06	0.00
ProFund VP Small-Cap Growth	10.00	9.75	0.00
ProFund VP Small-Cap Value	10.00	10.21	0.00
ProFund VP Technology	10.00	10.36	0.00
ProFund VP Telecommunications	10.00	11.83	0.00
ProFund VP U.S. Government Plus	10.00	10.95	0.00
ProFund VP UltraBull	10.00	11.29	0.00
ProFund VP UltraMid-Cap	10.00	9.46	0.00
ProFund VP UltraOTC	10.00	10.11	0.00
ProFund VP UltraSmall-Cap	10.00	9.96	0.00
ProFund VP Utilities	10.00	11.80	0.00
Rydex VT Dynamic Dow Fund	10.00	11.62	0.00
Rydex VT Dynamic OTC Fund	10.00	10.11	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.30	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.54	0.00
Rydex VT U.S. Government Money Market Fund	10.03	10.22	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.93	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.37	0.00

Table 4 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract wit h 1.20% M&E and GMDB Rider with Step Up and 3% Roll Up Base Contract with 1.30% M&E and GMDB Rider with 3% Roll Up Base Contract with 1.45% M&E
AIM V.I. Basic Value Series II	10.00	10.60	0.00
AIM V.I. Global Real Estate Series II	10.00	12.74	0.00
AIM V.I. International Growth Series II	10.00	11.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.38	0.00
Alger American Small Capitalization	13.68	16.11	0.00
American Century VP Income & Growth Fund	11.46	13.14	0.00
American Century VP International Fund	12.74	15.59	0.00
American Century VP Large Company Value Fund	10.36	12.18	0.00
American Century VP Mid Cap Value Fund	10.73	12.65	0.00
American Century VP Ultra Fund	9.99	9.47	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.14	0.00
DireXion Dynamic HY Bond Fund	10.00	10.21	0.00
DireXion Evolution Managed Bond Fund	10.00	10.14	0.00
DireXion Evolution All-Cap Equity	10.00	9.81	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.14	0.00
Dreyfus VIF International Value Portfolio	10.00	10.58	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.59	11.66	0.00
PIMCO VIT All Asset Portfolio	10.00	10.83	0.00
PIMCO VIT High Yield Portfolio	10.00	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.21	0.00
PIMCO VIT Real Return Portfolio	10.00	10.13	0.00
PIMCO VIT Total Return Portfolio	10.00	10.33	0.00
ProFund Access VP High Yield	10.00	10.11	0.00
ProFund VP Asia 30	10.00	11.44	0.00
ProFund VP Banks	10.00	10.68	0.00
ProFund VP Basic Materials	10.00	9.90	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.20	0.00
ProFund VP Bull	10.00	10.76	0.00
ProFund VP Consumer Goods	10.00	10.95	0.00
ProFund VP Consumer Services	10.00	10.78	0.00
ProFund VP Dow 30	10.00	11.28	0.00
ProFund VP Europe 30	10.00	10.39	0.00
ProFund VP Financials	10.00	10.97	0.00
ProFund VP Health Care	10.00	10.69	0.00
ProFund VP Industrials	10.00	10.02	0.00
ProFund VP Internet	10.00	9.99	0.00
ProFund VP Japan	10.00	10.32	0.00
ProFund VP Large-Cap Growth	10.00	10.62	0.00
ProFund VP Large-Cap Value	10.00	10.88	0.00
ProFund VP Mid-Cap Growth	10.00	9.69	0.00
ProFund VP Mid-Cap Value	10.00	10.05	0.00
ProFund VP Money Market	10.00	10.13	1041.76
ProFund VP Oil & Gas	10.00	10.33	331.52
ProFund VP OTC	10.00	10.21	0.00
ProFund VP Pharmaceuticals	10.00	10.91	222.66
ProFund VP Precious Metals	10.00	8.64	94.65
ProFund VP Real Estate	10.00	11.95	215.37
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.06	90.31
ProFund VP Short Dow 30	10.00	9.28	0.00
ProFund VP Short Mid-Cap	10.00	10.20	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.78	0.00
ProFund VP Small-Cap	10.00	10.06	2072.66
ProFund VP Small-Cap Growth	10.00	9.75	0.00
ProFund VP Small-Cap Value	10.00	10.20	0.00
ProFund VP Technology	10.00	10.35	0.00
ProFund VP Telecommunications	10.00	11.83	0.00
ProFund VP U.S. Government Plus	10.00	10.95	0.00
ProFund VP UltraBull	10.00	11.29	0.00
ProFund VP UltraMid-Cap	10.00	9.45	2173.49
ProFund VP UltraOTC	10.00	10.11	0.00
ProFund VP UltraSmall-Cap	10.00	9.96	0.00
ProFund VP Utilities	10.00	11.79	217.79
Rydex VT Dynamic Dow Fund	10.00	11.62	0.00
Rydex VT Dynamic OTC Fund	10.00	10.10	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.30	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.54	0.00
Rydex VT U.S. Government Money Market Fund	9.57	9.74	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.93	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.37	0.00

Table 5 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.30% M&E and GMDB Rider with Annual Step Up Base Contract with 1.20% M&E and Estate Planning Rider
AIM V.I. Basic Value Series II	10.00	10.60	0.00
AIM V.I. Global Real Estate Series II	10.00	12.73	0.00
AIM V.I. International Growth Series II	10.00	11.00	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.38	0.00
Alger American Small Capitalization	18.00	21.19	0.00
American Century VP Income & Growth Fund	14.15	16.22	0.00
American Century VP International Fund	15.06	18.43	0.00
American Century VP Large Company Value Fund	10.36	12.16	0.00
American Century VP Mid Cap Value Fund	10.72	12.64	0.00
American Century VP Ultra Fund	9.98	9.46	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.13	0.00
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.81	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.14	0.00
Dreyfus VIF International Value Portfolio	10.00	10.57	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.58	11.65	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.21	0.00
PIMCO VIT Real Return Portfolio	10.00	10.13	0.00
PIMCO VIT Total Return Portfolio	10.00	10.33	0.00
ProFund Access VP High Yield	10.00	10.11	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.68	0.00
ProFund VP Basic Materials	10.00	9.90	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.20	0.00
ProFund VP Bull	10.00	10.76	0.00
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.78	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.39	0.00
ProFund VP Financials	10.00	10.97	0.00
ProFund VP Health Care	10.00	10.69	0.00
ProFund VP Industrials	10.00	10.02	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.32	0.00
ProFund VP Large-Cap Growth	10.00	10.62	0.00
ProFund VP Large-Cap Value	10.00	10.88	0.00
ProFund VP Mid-Cap Growth	10.00	9.69	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.13	0.00
ProFund VP Oil & Gas	10.00	10.33	0.00
ProFund VP OTC	10.00	10.21	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.64	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.28	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	0.00
ProFund VP Small-Cap	10.00	10.06	0.00
ProFund VP Small-Cap Growth	10.00	9.75	0.00
ProFund VP Small-Cap Value	10.00	10.20	0.00
ProFund VP Technology	10.00	10.35	0.00
ProFund VP Telecommunications	10.00	11.83	0.00
ProFund VP U.S. Government Plus	10.00	10.95	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.45	0.00
ProFund VP UltraOTC	10.00	10.11	0.00
ProFund VP UltraSmall-Cap	10.00	9.96	0.00
ProFund VP Utilities	10.00	11.79	0.00
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.10	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.54	0.00
Rydex VT U.S. Government Money Market Fund	9.62	9.79	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.37	0.00

Table 6 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB Rider with Step Up and 3% Roll Up
AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.73	0.00
AIM V.I. International Growth Series II	10.00	11.00	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.38	0.00
Alger American Small Capitalization	11.58	13.62	0.00
American Century VP Income & Growth Fund	10.17	11.64	0.00
American Century VP International Fund	10.93	13.37	0.00
American Century VP Large Company Value Fund	10.27	12.06	0.00
American Century VP Mid Cap Value Fund	10.72	12.64	0.00
American Century VP Ultra Fund	10.24	9.70	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.13	0.00
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.14	0.00
Dreyfus VIF International Value Portfolio	10.00	10.57	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.50	11.56	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.21	0.00
PIMCO VIT Real Return Portfolio	10.00	10.13	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.11	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.20	0.00
ProFund VP Bull	10.00	10.76	0.00
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.78	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	0.00
ProFund VP Financials	10.00	10.97	0.00
ProFund VP Health Care	10.00	10.69	0.00
ProFund VP Industrials	10.00	10.02	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.88	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.13	0.00
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.64	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.28	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	0.00
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.20	0.00
ProFund VP Technology	10.00	10.35	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.45	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.79	0.00
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.10	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.19	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 7 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.20% M&E and GMDB Rider with 6% Roll Up Base Contract with 1.30% M&E and Estate Planning Rider Base Contract with 1.45% M&E and GMDB Rider with 3% Roll Up
AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	0.00
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	0.00
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	0.00
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	0.00
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	0.00
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	0.00
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	0.00
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	0.00
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 8 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB Rider with Annual Step Up
AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	11.90	13.98	0.00
American Century VP Income & Growth Fund	10.55	12.06	0.00
American Century VP International Fund	11.46	14.00	0.00
American Century VP Large Company Value Fund	10.34	12.13	0.00
American Century VP Mid Cap Value Fund	10.70	12.60	0.00
American Century VP Ultra Fund	9.97	9.43	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	0.00
DireXion Dynamic HY Bond Fund	10.00	10.19	0.00
DireXion Evolution Managed Bond Fund	10.00	10.12	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.56	11.62	0.00
PIMCO VIT All Asset Portfolio	10.00	10.81	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.42	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	0.00
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	0.00
ProFund VP Consumer Goods	10.00	10.93	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.26	0.00
ProFund VP Europe 30	10.00	10.37	0.00
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.03	0.00
ProFund VP Money Market	10.00	10.12	0.00
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.89	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.93	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.05	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.18	0.00
ProFund VP Short OTC	10.00	9.82	0.00
ProFund VP Short Small-Cap	10.00	9.76	0.00
ProFund VP Small-Cap	10.00	10.05	1014.44
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.81	0.00
ProFund VP U.S. Government Plus	10.00	10.93	0.00
ProFund VP UltraBull	10.00	11.27	0.00
ProFund VP UltraMid-Cap	10.00	9.44	1059.85
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	0.00
Rydex VT Dynamic Dow Fund	10.00	11.60	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.28	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.98	10.14	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.91	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.71	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.35	0.00

Table 9 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.20% M&E and 3% Extra Credit Rider Base Contract with 1.20% M&E and GMDB Rider with Step Up and 6% Roll-Up Base Contract with 1.30% M&E and GMDB Rider with 6% Roll-Up
AIM V.I. Basic Value Series II	10.00	10.58	0.00
AIM V.I. Global Real Estate Series II	10.00	12.71	0.00
AIM V.I. International Growth Series II	10.00	10.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.55	15.91	0.00
American Century VP Income & Growth Fund	11.35	12.98	0.00
American Century VP International Fund	12.61	15.40	0.00
American Century VP Large Company Value Fund	10.33	12.12	0.00
American Century VP Mid Cap Value Fund	10.70	12.59	0.00
American Century VP Ultra Fund	9.96	9.42	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	0.00
DireXion Dynamic HY Bond Fund	10.00	10.19	0.00
DireXion Evolution Managed Bond Fund	10.00	10.12	0.00
DireXion Evolution All-Cap Equity	10.00	9.79	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.56	11.60	0.00
PIMCO VIT All Asset Portfolio	10.00	10.81	0.00
PIMCO VIT High Yield Portfolio	10.00	10.48	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.19	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.31	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.42	0.00
ProFund VP Banks	10.00	10.66	0.00
ProFund VP Basic Materials	10.00	9.88	0.00
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.74	0.00
ProFund VP Consumer Goods	10.00	10.93	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.26	0.00
ProFund VP Europe 30	10.00	10.37	0.00
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.30	0.00
ProFund VP Large-Cap Growth	10.00	10.60	0.00
ProFund VP Large-Cap Value	10.00	10.86	0.00
ProFund VP Mid-Cap Growth	10.00	9.67	0.00
ProFund VP Mid-Cap Value	10.00	10.03	0.00
ProFund VP Money Market	10.00	10.12	0.00
ProFund VP Oil & Gas	10.00	10.31	0.00
ProFund VP OTC	10.00	10.19	0.00
ProFund VP Pharmaceuticals	10.00	10.89	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.93	0.00
ProFund VP Rising Rates Opportunity	10.00	9.23	0.00
ProFund VP Semiconductor	10.00	9.05	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.18	0.00
ProFund VP Short OTC	10.00	9.82	0.00
ProFund VP Short Small-Cap	10.00	9.76	0.00
ProFund VP Small-Cap	10.00	10.04	14916.65
ProFund VP Small-Cap Growth	10.00	9.73	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.81	0.00
ProFund VP U.S. Government Plus	10.00	10.93	0.00
ProFund VP UltraBull	10.00	11.27	0.00
ProFund VP UltraMid-Cap	10.00	9.44	15768.98
ProFund VP UltraOTC	10.00	10.09	0.00
ProFund VP UltraSmall-Cap	10.00	9.94	0.00
ProFund VP Utilities	10.00	11.77	0.00
Rydex VT Dynamic Dow Fund	10.00	11.60	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.28	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.48	9.63	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.91	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.71	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.04	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.85	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.35	0.00

Table 10 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.45% M&E and Estate Planning Rider
AIM V.I. Basic Value Series II	10.00	10.58	0.00
AIM V.I. Global Real Estate Series II	10.00	12.71	0.00
AIM V.I. International Growth Series II	10.00	10.98	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.36	0.00
Alger American Small Capitalization	17.86	20.97	0.00
American Century VP Income & Growth Fund	14.04	16.05	0.00
American Century VP International Fund	14.94	18.24	0.00
American Century VP Large Company Value Fund	10.33	12.10	0.00
American Century VP Mid Cap Value Fund	10.69	12.58	0.00
American Century VP Ultra Fund	9.96	9.41	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.11	0.00
DireXion Dynamic HY Bond Fund	10.00	10.19	0.00
DireXion Evolution Managed Bond Fund	10.00	10.12	0.00
DireXion Evolution All-Cap Equity	10.00	9.79	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.12	0.00
Dreyfus VIF International Value Portfolio	10.00	10.55	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.55	11.59	0.00
PIMCO VIT All Asset Portfolio	10.00	10.81	0.00
PIMCO VIT High Yield Portfolio	10.00	10.48	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.19	0.00
PIMCO VIT Real Return Portfolio	10.00	10.11	0.00
PIMCO VIT Total Return Portfolio	10.00	10.31	0.00
ProFund Access VP High Yield	10.00	10.09	0.00
ProFund VP Asia 30	10.00	11.41	0.00
ProFund VP Banks	10.00	10.66	0.00
ProFund VP Basic Materials	10.00	9.88	0.00
ProFund VP Bear	10.00	9.40	0.00
ProFund VP Biotechnology	10.00	10.18	0.00
ProFund VP Bull	10.00	10.74	0.00
ProFund VP Consumer Goods	10.00	10.93	0.00
ProFund VP Consumer Services	10.00	10.76	0.00
ProFund VP Dow 30	10.00	11.25	0.00
ProFund VP Europe 30	10.00	10.37	0.00
ProFund VP Financials	10.00	10.95	0.00
ProFund VP Health Care	10.00	10.67	0.00
ProFund VP Industrials	10.00	10.00	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.30	0.00
ProFund VP Large-Cap Growth	10.00	10.60	0.00
ProFund VP Large-Cap Value	10.00	10.86	0.00
ProFund VP Mid-Cap Growth	10.00	9.67	0.00
ProFund VP Mid-Cap Value	10.00	10.03	0.00
ProFund VP Money Market	10.00	10.11	0.00
ProFund VP Oil & Gas	10.00	10.31	0.00
ProFund VP OTC	10.00	10.19	0.00
ProFund VP Pharmaceuticals	10.00	10.89	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.92	0.00
ProFund VP Rising Rates Opportunity	10.00	9.23	0.00
ProFund VP Semiconductor	10.00	9.05	0.00
ProFund VP Short Dow 30	10.00	9.26	0.00
ProFund VP Short Mid-Cap	10.00	10.18	0.00
ProFund VP Short OTC	10.00	9.82	0.00
ProFund VP Short Small-Cap	10.00	9.76	0.00
ProFund VP Small-Cap	10.00	10.04	0.00
ProFund VP Small-Cap Growth	10.00	9.73	0.00
ProFund VP Small-Cap Value	10.00	10.18	0.00
ProFund VP Technology	10.00	10.33	0.00
ProFund VP Telecommunications	10.00	11.81	0.00
ProFund VP U.S. Government Plus	10.00	10.93	0.00
ProFund VP UltraBull	10.00	11.27	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.09	0.00
ProFund VP UltraSmall-Cap	10.00	9.94	0.00
ProFund VP Utilities	10.00	11.77	0.00
Rydex VT Dynamic Dow Fund	10.00	11.60	0.00
Rydex VT Dynamic OTC Fund	10.00	10.08	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.28	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.52	0.00
Rydex VT U.S. Government Money Market Fund	9.54	9.69	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.91	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.71	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.04	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.85	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.35	0.00

Table 11 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.30% M&E and GMDB Rider with Annual Step Up and 6% Roll-Up Base Contract with 1.30% M&E and 3% Extra Credit Rider
AIM V.I. Basic Value Series II	10.00	10.57	0.00
AIM V.I. Global Real Estate Series II	10.00	12.71	0.00
AIM V.I. International Growth Series II	10.00	10.98	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.36	0.00
Alger American Small Capitalization	13.49	15.84	0.00
American Century VP Income & Growth Fund	11.31	12.91	0.00
American Century VP International Fund	12.56	15.32	0.00
American Century VP Large Company Value Fund	10.32	12.09	0.00
American Century VP Mid Cap Value Fund	10.69	12.56	0.00
American Century VP Ultra Fund	9.95	9.40	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.87	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.11	0.00
DireXion Dynamic HY Bond Fund	10.00	10.18	0.00
DireXion Evolution Managed Bond Fund	10.00	10.11	0.00
DireXion Evolution All-Cap Equity	10.00	9.79	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.12	0.00
Dreyfus VIF International Value Portfolio	10.00	10.55	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.55	11.58	0.00
PIMCO VIT All Asset Portfolio	10.00	10.80	0.00
PIMCO VIT High Yield Portfolio	10.00	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.19	0.00
PIMCO VIT Real Return Portfolio	10.00	10.11	0.00
PIMCO VIT Total Return Portfolio	10.00	10.31	0.00
ProFund Access VP High Yield	10.00	10.09	0.00
ProFund VP Asia 30	10.00	11.41	0.00
ProFund VP Banks	10.00	10.65	0.00
ProFund VP Basic Materials	10.00	9.88	0.00
ProFund VP Bear	10.00	9.40	0.00
ProFund VP Biotechnology	10.00	10.18	0.00
ProFund VP Bull	10.00	10.74	0.00
ProFund VP Consumer Goods	10.00	10.92	0.00
ProFund VP Consumer Services	10.00	10.76	0.00
ProFund VP Dow 30	10.00	11.25	0.00
ProFund VP Europe 30	10.00	10.36	0.00
ProFund VP Financials	10.00	10.95	0.00
ProFund VP Health Care	10.00	10.67	0.00
ProFund VP Industrials	10.00	10.00	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.30	0.00
ProFund VP Large-Cap Growth	10.00	10.59	0.00
ProFund VP Large-Cap Value	10.00	10.86	0.00
ProFund VP Mid-Cap Growth	10.00	9.67	0.00
ProFund VP Mid-Cap Value	10.00	10.02	0.00
ProFund VP Money Market	10.00	10.11	0.00
ProFund VP Oil & Gas	10.00	10.31	0.00
ProFund VP OTC	10.00	10.19	0.00
ProFund VP Pharmaceuticals	10.00	10.88	0.00
ProFund VP Precious Metals	10.00	8.62	0.00
ProFund VP Real Estate	10.00	11.92	0.00
ProFund VP Rising Rates Opportunity	10.00	9.23	0.00
ProFund VP Semiconductor	10.00	9.04	0.00
ProFund VP Short Dow 30	10.00	9.26	0.00
ProFund VP Short Mid-Cap	10.00	10.17	0.00
ProFund VP Short OTC	10.00	9.81	0.00
ProFund VP Short Small-Cap	10.00	9.75	0.00
ProFund VP Small-Cap	10.00	10.04	0.00
ProFund VP Small-Cap Growth	10.00	9.73	0.00
ProFund VP Small-Cap Value	10.00	10.18	0.00
ProFund VP Technology	10.00	10.33	0.00
ProFund VP Telecommunications	10.00	11.80	0.00
ProFund VP U.S. Government Plus	10.00	10.92	0.00
ProFund VP UltraBull	10.00	11.26	0.00
ProFund VP UltraMid-Cap	10.00	9.43	0.00
ProFund VP UltraOTC	10.00	10.09	0.00
ProFund VP UltraSmall-Cap	10.00	9.94	0.00
ProFund VP Utilities	10.00	11.77	0.00
Rydex VT Dynamic Dow Fund	10.00	11.59	0.00
Rydex VT Dynamic OTC Fund	10.00	10.08	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.27	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.52	0.00
Rydex VT U.S. Government Money Market Fund	9.44	9.59	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.90	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.70	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.04	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.85	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.34	0.00

Table 12 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 1.20% M&E and 4% Extra Credit Rider Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
AIM V.I. Basic Value Series II	10.00	10.57	0.00
AIM V.I. Global Real Estate Series II	10.00	12.70	0.00
AIM V.I. International Growth Series II	10.00	10.98	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.36	0.00
Alger American Small Capitalization	13.47	15.80	0.00
American Century VP Income & Growth Fund	11.28	12.88	0.00
American Century VP International Fund	12.54	15.29	0.00
American Century VP Large Company Value Fund	10.32	12.08	0.00
American Century VP Mid Cap Value Fund	10.68	12.55	0.00
American Century VP Ultra Fund	9.95	9.39	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.87	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.11	0.00
DireXion Dynamic HY Bond Fund	10.00	10.18	0.00
DireXion Evolution Managed Bond Fund	10.00	10.11	0.00
DireXion Evolution All-Cap Equity	10.00	9.78	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.11	0.00
Dreyfus VIF International Value Portfolio	10.00	10.55	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.54	11.57	0.00
PIMCO VIT All Asset Portfolio	10.00	10.80	0.00
PIMCO VIT High Yield Portfolio	10.00	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.18	0.00
PIMCO VIT Real Return Portfolio	10.00	10.11	0.00
PIMCO VIT Total Return Portfolio	10.00	10.30	0.00
ProFund Access VP High Yield	10.00	10.09	0.00
ProFund VP Asia 30	10.00	11.41	0.00
ProFund VP Banks	10.00	10.65	0.00
ProFund VP Basic Materials	10.00	9.87	0.00
ProFund VP Bear	10.00	9.40	0.00
ProFund VP Biotechnology	10.00	10.18	0.00
ProFund VP Bull	10.00	10.73	0.00
ProFund VP Consumer Goods	10.00	10.92	0.00
ProFund VP Consumer Services	10.00	10.76	0.00
ProFund VP Dow 30	10.00	11.25	0.00
ProFund VP Europe 30	10.00	10.36	0.00
ProFund VP Financials	10.00	10.94	0.00
ProFund VP Health Care	10.00	10.67	0.00
ProFund VP Industrials	10.00	10.00	0.00
ProFund VP Internet	10.00	9.96	0.00
ProFund VP Japan	10.00	10.29	0.00
ProFund VP Large-Cap Growth	10.00	10.59	0.00
ProFund VP Large-Cap Value	10.00	10.85	0.00
ProFund VP Mid-Cap Growth	10.00	9.66	0.00
ProFund VP Mid-Cap Value	10.00	10.02	0.00
ProFund VP Money Market	10.00	10.11	0.00
ProFund VP Oil & Gas	10.00	10.30	0.00
ProFund VP OTC	10.00	10.18	0.00
ProFund VP Pharmaceuticals	10.00	10.88	0.00
ProFund VP Precious Metals	10.00	8.62	0.00
ProFund VP Real Estate	10.00	11.92	0.00
ProFund VP Rising Rates Opportunity	10.00	9.22	0.00
ProFund VP Semiconductor	10.00	9.04	0.00
ProFund VP Short Dow 30	10.00	9.26	0.00
ProFund VP Short Mid-Cap	10.00	10.17	0.00
ProFund VP Short OTC	10.00	9.81	0.00
ProFund VP Short Small-Cap	10.00	9.75	0.00
ProFund VP Small-Cap	10.00	10.03	0.00
ProFund VP Small-Cap Growth	10.00	9.72	0.00
ProFund VP Small-Cap Value	10.00	10.18	0.00
ProFund VP Technology	10.00	10.32	0.00
ProFund VP Telecommunications	10.00	11.80	0.00
ProFund VP U.S. Government Plus	10.00	10.92	0.00
ProFund VP UltraBull	10.00	11.26	0.00
ProFund VP UltraMid-Cap	10.00	9.43	0.00
ProFund VP UltraOTC	10.00	10.08	0.00
ProFund VP UltraSmall-Cap	10.00	9.93	0.00
ProFund VP Utilities	10.00	11.76	0.00
Rydex VT Dynamic Dow Fund	10.00	11.59	0.00
Rydex VT Dynamic OTC Fund	10.00	10.08	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.27	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.52	0.00
Rydex VT U.S. Government Money Market Fund	9.43	9.56	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.90	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.70	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.03	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.86	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.84	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.34	0.00

Table 13 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.00	10.57	0.00
AIM V.I. Global Real Estate Series II	10.00	12.70	0.00
AIM V.I. International Growth Series II	10.00	10.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.35	0.00
Alger American Small Capitalization	10.65	12.49	0.00
American Century VP Income & Growth Fund	10.12	11.55	0.00
American Century VP International Fund	10.71	13.05	0.00
American Century VP Large Company Value Fund	10.21	11.95	0.00
American Century VP Mid Cap Value Fund	10.18	11.96	0.00
American Century VP Ultra Fund	10.23	9.66	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.87	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.10	0.00
DireXion Dynamic HY Bond Fund	10.00	10.18	0.00
DireXion Evolution Managed Bond Fund	10.00	10.11	0.00
DireXion Evolution All-Cap Equity	10.00	9.78	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.11	0.00
Dreyfus VIF International Value Portfolio	10.00	10.54	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.07	11.05	0.00
PIMCO VIT All Asset Portfolio	10.00	10.80	0.00
PIMCO VIT High Yield Portfolio	10.00	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.18	0.00
PIMCO VIT Real Return Portfolio	10.00	10.10	0.00
PIMCO VIT Total Return Portfolio	10.00	10.30	0.00
ProFund Access VP High Yield	10.00	10.08	0.00
ProFund VP Asia 30	10.00	11.40	0.00
ProFund VP Banks	10.00	10.65	0.00
ProFund VP Basic Materials	10.00	9.87	0.00
ProFund VP Bear	10.00	9.39	0.00
ProFund VP Biotechnology	10.00	10.17	0.00
ProFund VP Bull	10.00	10.73	0.00
ProFund VP Consumer Goods	10.00	10.92	0.00
ProFund VP Consumer Services	10.00	10.75	0.00
ProFund VP Dow 30	10.00	11.24	0.00
ProFund VP Europe 30	10.00	10.36	0.00
ProFund VP Financials	10.00	10.94	0.00
ProFund VP Health Care	10.00	10.66	0.00
ProFund VP Industrials	10.00	9.99	0.00
ProFund VP Internet	10.00	9.96	0.00
ProFund VP Japan	10.00	10.29	0.00
ProFund VP Large-Cap Growth	10.00	10.59	0.00
ProFund VP Large-Cap Value	10.00	10.85	0.00
ProFund VP Mid-Cap Growth	10.00	9.66	0.00
ProFund VP Mid-Cap Value	10.00	10.02	0.00
ProFund VP Money Market	10.00	10.10	0.00
ProFund VP Oil & Gas	10.00	10.30	0.00
ProFund VP OTC	10.00	10.18	0.00
ProFund VP Pharmaceuticals	10.00	10.88	0.00
ProFund VP Precious Metals	10.00	8.62	0.00
ProFund VP Real Estate	10.00	11.91	0.00
ProFund VP Rising Rates Opportunity	10.00	9.22	0.00
ProFund VP Semiconductor	10.00	9.04	0.00
ProFund VP Short Dow 30	10.00	9.25	0.00
ProFund VP Short Mid-Cap	10.00	10.17	0.00
ProFund VP Short OTC	10.00	9.81	0.00
ProFund VP Short Small-Cap	10.00	9.75	0.00
ProFund VP Small-Cap	10.00	10.03	1855.63
ProFund VP Small-Cap Growth	10.00	9.72	0.00
ProFund VP Small-Cap Value	10.00	10.17	0.00
ProFund VP Technology	10.00	10.32	0.00
ProFund VP Telecommunications	10.00	11.79	0.00
ProFund VP U.S. Government Plus	10.00	10.92	0.00
ProFund VP UltraBull	10.00	11.25	0.00
ProFund VP UltraMid-Cap	10.00	9.43	1938.69
ProFund VP UltraOTC	10.00	10.08	0.00
ProFund VP UltraSmall-Cap	10.00	9.93	0.00
ProFund VP Utilities	10.00	11.76	0.00
Rydex VT Dynamic Dow Fund	10.00	11.58	0.00
Rydex VT Dynamic OTC Fund	10.00	10.07	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.26	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.51	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.15	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.90	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.84	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.70	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.03	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.86	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.84	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.33	0.00

Table 14 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up with 6% Roll-Up

Base Contract with 1.45% M&E and 3% Extra Credit Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E and 4% Extra Credit Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up with 3% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.56	0.00
AIM V.I. Global Real Estate Series II	10.00	12.69	0.00
AIM V.I. International Growth Series II	10.00	10.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.35	0.00
Alger American Small Capitalization	13.42	15.72	0.00
American Century VP Income & Growth Fund	11.24	12.82	0.00
American Century VP International Fund	12.49	15.21	0.00
American Century VP Large Company Value Fund	10.31	12.06	0.00
American Century VP Mid Cap Value Fund	10.67	12.53	0.00
American Century VP Ultra Fund	9.94	9.37	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.10	0.00
DireXion Dynamic HY Bond Fund	10.00	10.17	0.00
DireXion Evolution Managed Bond Fund	10.00	10.10	0.00
DireXion Evolution All-Cap Equity	10.00	9.78	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.11	0.00
Dreyfus VIF International Value Portfolio	10.00	10.54	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.53	11.55	0.00
PIMCO VIT All Asset Portfolio	10.00	10.79	0.00
PIMCO VIT High Yield Portfolio	10.00	10.46	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.18	0.00
PIMCO VIT Real Return Portfolio	10.00	10.10	0.00
PIMCO VIT Total Return Portfolio	10.00	10.30	0.00
ProFund Access VP High Yield	10.00	10.08	0.00
ProFund VP Asia 30	10.00	11.40	0.00
ProFund VP Banks	10.00	10.64	0.00
ProFund VP Basic Materials	10.00	9.87	0.00
ProFund VP Bear	10.00	9.39	0.00
ProFund VP Biotechnology	10.00	10.17	0.00
ProFund VP Bull	10.00	10.73	0.00
ProFund VP Consumer Goods	10.00	10.91	0.00
ProFund VP Consumer Services	10.00	10.75	0.00
ProFund VP Dow 30	10.00	11.24	0.00
ProFund VP Europe 30	10.00	10.35	0.00
ProFund VP Financials	10.00	10.94	0.00
ProFund VP Health Care	10.00	10.66	0.00
ProFund VP Industrials	10.00	9.99	0.00
ProFund VP Internet	10.00	9.96	0.00
ProFund VP Japan	10.00	10.29	0.00
ProFund VP Large-Cap Growth	10.00	10.58	0.00
ProFund VP Large-Cap Value	10.00	10.85	0.00
ProFund VP Mid-Cap Growth	10.00	9.66	0.00
ProFund VP Mid-Cap Value	10.00	10.01	0.00
ProFund VP Money Market	10.00	10.10	0.00
ProFund VP Oil & Gas	10.00	10.30	0.00
ProFund VP OTC	10.00	10.18	0.00
ProFund VP Pharmaceuticals	10.00	10.87	0.00
ProFund VP Precious Metals	10.00	8.61	0.00
ProFund VP Real Estate	10.00	11.91	0.00
ProFund VP Rising Rates Opportunity	10.00	9.22	0.00
ProFund VP Semiconductor	10.00	9.03	0.00
ProFund VP Short Dow 30	10.00	9.25	0.00
ProFund VP Short Mid-Cap	10.00	10.16	0.00
ProFund VP Short OTC	10.00	9.80	0.00
ProFund VP Short Small-Cap	10.00	9.74	0.00
ProFund VP Small-Cap	10.00	10.03	1999.47
ProFund VP Small-Cap Growth	10.00	9.72	0.00
ProFund VP Small-Cap Value	10.00	10.17	0.00
ProFund VP Technology	10.00	10.32	0.00
ProFund VP Telecommunications	10.00	11.79	0.00
ProFund VP U.S. Government Plus	10.00	10.91	0.00
ProFund VP UltraBull	10.00	11.25	0.00
ProFund VP UltraMid-Cap	10.00	9.42	2118.21
ProFund VP UltraOTC	10.00	10.08	0.00
ProFund VP UltraSmall-Cap	10.00	9.93	0.00
ProFund VP Utilities	10.00	11.75	0.00
Rydex VT Dynamic Dow Fund	10.00	11.58	0.00
Rydex VT Dynamic OTC Fund	10.00	10.07	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.26	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.51	0.00
Rydex VT U.S. Government Money Market Fund	9.39	9.52	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.89	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.84	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.69	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.03	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.86	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.83	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.33	0.00

Table 15– 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E and 5% Extra Credit Rider

AIM V.I. Basic Value Series II	10.00	10.56	0.00
AIM V.I. Global Real Estate Series II	10.00	12.69	0.00
AIM V.I. International Growth Series II	10.00	10.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.35	0.00
Alger American Small Capitalization	11.85	13.88	0.00
American Century VP Income & Growth Fund	10.51	11.98	0.00
American Century VP International Fund	11.42	13.90	0.00
American Century VP Large Company Value Fund	10.30	12.04	0.00
American Century VP Mid Cap Value Fund	10.67	12.51	0.00
American Century VP Ultra Fund	9.93	9.36	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.09	0.00
DireXion Dynamic HY Bond Fund	10.00	10.17	0.00
DireXion Evolution Managed Bond Fund	10.00	10.10	0.00
DireXion Evolution All-Cap Equity	10.00	9.77	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.10	0.00
Dreyfus VIF International Value Portfolio	10.00	10.54	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.53	11.54	0.00
PIMCO VIT All Asset Portfolio	10.00	10.79	0.00
PIMCO VIT High Yield Portfolio	10.00	10.46	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.17	7306.29
PIMCO VIT Real Return Portfolio	10.00	10.09	0.00
PIMCO VIT Total Return Portfolio	10.00	10.29	0.00
ProFund Access VP High Yield	10.00	10.08	0.00
ProFund VP Asia 30	10.00	11.40	0.00
ProFund VP Banks	10.00	10.64	0.00
ProFund VP Basic Materials	10.00	9.86	0.00
ProFund VP Bear	10.00	9.39	0.00
ProFund VP Biotechnology	10.00	10.17	0.00
ProFund VP Bull	10.00	10.72	0.00
ProFund VP Consumer Goods	10.00	10.91	0.00
ProFund VP Consumer Services	10.00	10.74	0.00
ProFund VP Dow 30	10.00	11.24	0.00
ProFund VP Europe 30	10.00	10.35	0.00
ProFund VP Financials	10.00	10.93	0.00
ProFund VP Health Care	10.00	10.66	0.00
ProFund VP Industrials	10.00	9.99	0.00
ProFund VP Internet	10.00	9.95	0.00
ProFund VP Japan	10.00	10.28	0.00
ProFund VP Large-Cap Growth	10.00	10.58	0.00
ProFund VP Large-Cap Value	10.00	10.84	0.00
ProFund VP Mid-Cap Growth	10.00	9.65	0.00
ProFund VP Mid-Cap Value	10.00	10.01	0.00
ProFund VP Money Market	10.00	10.10	4656.14
ProFund VP Oil & Gas	10.00	10.29	2260.69
ProFund VP OTC	10.00	10.17	0.00
ProFund VP Pharmaceuticals	10.00	10.87	0.00
ProFund VP Precious Metals	10.00	8.61	2710.52
ProFund VP Real Estate	10.00	11.90	0.00
ProFund VP Rising Rates Opportunity	10.00	9.21	0.00
ProFund VP Semiconductor	10.00	9.03	2586.39
ProFund VP Short Dow 30	10.00	9.25	0.00
ProFund VP Short Mid-Cap	10.00	10.16	0.00
ProFund VP Short OTC	10.00	9.80	0.00
ProFund VP Short Small-Cap	10.00	9.74	0.00
ProFund VP Small-Cap	10.00	10.02	8361.48
ProFund VP Small-Cap Growth	10.00	9.71	0.00
ProFund VP Small-Cap Value	10.00	10.17	0.00
ProFund VP Technology	10.00	10.31	0.00
ProFund VP Telecommunications	10.00	11.79	0.00
ProFund VP U.S. Government Plus	10.00	10.91	0.00
ProFund VP UltraBull	10.00	11.25	6757.40
ProFund VP UltraMid-Cap	10.00	9.42	8803.19
ProFund VP UltraOTC	10.00	10.07	0.00
ProFund VP UltraSmall-Cap	10.00	9.92	0.00
ProFund VP Utilities	10.00	11.75	0.00
Rydex VT Dynamic Dow Fund	10.00	11.58	0.00
Rydex VT Dynamic OTC Fund	10.00	10.07	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.26	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.51	0.00
Rydex VT U.S. Government Money Market Fund	9.94	10.07	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.89	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.84	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.69	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.02	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.85	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.83	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.32	0.00

Table 16– 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up with 3% Roll-Up
AIM V.I. Basic Value Series II	10.00	10.56	0.00
AIM V.I. Global Real Estate Series II	10.00	12.68	0.00
AIM V.I. International Growth Series II	10.00	10.96	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.34	0.00
Alger American Small Capitalization	13.36	15.64	0.00
American Century VP Income & Growth Fund	11.20	12.76	0.00
American Century VP International Fund	12.44	15.14	0.00
American Century VP Large Company Value Fund	10.30	12.03	0.00
American Century VP Mid Cap Value Fund	10.66	12.50	0.00
American Century VP Ultra Fund	9.93	9.35	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.09	0.00
DireXion Dynamic HY Bond Fund	10.00	10.16	0.00
DireXion Evolution Managed Bond Fund	10.00	10.10	0.00
DireXion Evolution All-Cap Equity	10.00	9.77	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.10	0.00
Dreyfus VIF International Value Portfolio	10.00	10.53	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.52	11.52	0.00
PIMCO VIT All Asset Portfolio	10.00	10.78	0.00
PIMCO VIT High Yield Portfolio	10.00	10.46	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.17	0.00
PIMCO VIT Real Return Portfolio	10.00	10.09	0.00
PIMCO VIT Total Return Portfolio	10.00	10.29	0.00
ProFund Access VP High Yield	10.00	10.07	0.00
ProFund VP Asia 30	10.00	11.39	0.00
ProFund VP Banks	10.00	10.64	0.00
ProFund VP Basic Materials	10.00	9.86	0.00
ProFund VP Bear	10.00	9.38	0.00
ProFund VP Biotechnology	10.00	10.16	0.00
ProFund VP Bull	10.00	10.72	0.00
ProFund VP Consumer Goods	10.00	10.90	0.00
ProFund VP Consumer Services	10.00	10.74	0.00
ProFund VP Dow 30	10.00	11.23	0.00
ProFund VP Europe 30	10.00	10.35	0.00
ProFund VP Financials	10.00	10.93	0.00
ProFund VP Health Care	10.00	10.65	0.00
ProFund VP Industrials	10.00	9.98	0.00
ProFund VP Internet	10.00	9.95	0.00
ProFund VP Japan	10.00	10.28	0.00
ProFund VP Large-Cap Growth	10.00	10.58	0.00
ProFund VP Large-Cap Value	10.00	10.84	0.00
ProFund VP Mid-Cap Growth	10.00	9.65	0.00
ProFund VP Mid-Cap Value	10.00	10.01	0.00
ProFund VP Money Market	10.00	10.09	0.00
ProFund VP Oil & Gas	10.00	10.29	0.00
ProFund VP OTC	10.00	10.17	0.00
ProFund VP Pharmaceuticals	10.00	10.87	0.00
ProFund VP Precious Metals	10.00	8.61	0.00
ProFund VP Real Estate	10.00	11.90	0.00
ProFund VP Rising Rates Opportunity	10.00	9.21	0.00
ProFund VP Semiconductor	10.00	9.03	0.00
ProFund VP Short Dow 30	10.00	9.25	0.00
ProFund VP Short Mid-Cap	10.00	10.16	0.00
ProFund VP Short OTC	10.00	9.80	0.00
ProFund VP Short Small-Cap	10.00	9.74	0.00
ProFund VP Small-Cap	10.00	10.02	2514.66
ProFund VP Small-Cap Growth	10.00	9.71	0.00
ProFund VP Small-Cap Value	10.00	10.16	0.00
ProFund VP Technology	10.00	10.31	0.00
ProFund VP Telecommunications	10.00	11.78	0.00
ProFund VP U.S. Government Plus	10.00	10.91	0.00
ProFund VP UltraBull	10.00	11.24	0.00
ProFund VP UltraMid-Cap	10.00	9.42	2627.22
ProFund VP UltraOTC	10.00	10.07	0.00
ProFund VP UltraSmall-Cap	10.00	9.92	0.00
ProFund VP Utilities	10.00	11.75	0.00
Rydex VT Dynamic Dow Fund	10.00	11.57	0.00
Rydex VT Dynamic OTC Fund	10.00	10.06	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.25	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.51	0.00
Rydex VT U.S. Government Money Market Fund	9.36	9.48	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.89	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.83	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.68	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.02	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.85	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.83	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.32	0.00

Table 17 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E and 5% Extra Credit Rider

Base Contract with 1.45% M&E and 4% Extra Credit Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Step Up and 3% Roll Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll Up.

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll Up.

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll Up.

Base Contract with 1.30% M&E; 3% Extra Credit Rider; and Estate Planning Rider

AIM V.I. Basic Value Series II	10.00	10.55	0.00
AIM V.I. Global Real Estate Series II	10.00	12.68	0.00
AIM V.I. International Growth Series II	10.00	10.96	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.34	0.00
Alger American Small Capitalization	17.66	20.66	0.00
American Century VP Income & Growth Fund	13.89	15.82	0.00
American Century VP International Fund	14.78	17.97	0.00
American Century VP Large Company Value Fund	10.29	12.02	0.00
American Century VP Mid Cap Value Fund	10.66	12.49	0.00
American Century VP Ultra Fund	9.92	9.34	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.85	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.09	0.00
DireXion Dynamic HY Bond Fund	10.00	10.16	0.00
DireXion Evolution Managed Bond Fund	10.00	10.09	0.00
DireXion Evolution All-Cap Equity	10.00	9.77	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.10	0.00
Dreyfus VIF International Value Portfolio	10.00	10.53	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.52	11.51	0.00
PIMCO VIT All Asset Portfolio	10.00	10.78	0.00
PIMCO VIT High Yield Portfolio	10.00	10.45	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.17	0.00
PIMCO VIT Real Return Portfolio	10.00	10.09	0.00
PIMCO VIT Total Return Portfolio	10.00	10.28	0.00
ProFund Access VP High Yield	10.00	10.07	0.00
ProFund VP Asia 30	10.00	11.39	0.00
ProFund VP Banks	10.00	10.63	0.00
ProFund VP Basic Materials	10.00	9.86	0.00
ProFund VP Bear	10.00	9.38	0.00
ProFund VP Biotechnology	10.00	10.16	0.00
ProFund VP Bull	10.00	10.72	0.00
ProFund VP Consumer Goods	10.00	10.90	0.00
ProFund VP Consumer Services	10.00	10.74	0.00
ProFund VP Dow 30	10.00	11.23	0.00
ProFund VP Europe 30	10.00	10.34	0.00
ProFund VP Financials	10.00	10.93	0.00
ProFund VP Health Care	10.00	10.65	0.00
ProFund VP Industrials	10.00	9.98	0.00
ProFund VP Internet	10.00	9.95	0.00
ProFund VP Japan	10.00	10.28	0.00
ProFund VP Large-Cap Growth	10.00	10.57	0.00
ProFund VP Large-Cap Value	10.00	10.84	0.00
ProFund VP Mid-Cap Growth	10.00	9.65	0.00
ProFund VP Mid-Cap Value	10.00	10.00	0.00
ProFund VP Money Market	10.00	10.09	0.00
ProFund VP Oil & Gas	10.00	10.29	0.00
ProFund VP OTC	10.00	10.17	0.00
ProFund VP Pharmaceuticals	10.00	10.86	0.00
ProFund VP Precious Metals	10.00	8.61	0.00
ProFund VP Real Estate	10.00	11.90	0.00
ProFund VP Rising Rates Opportunity	10.00	9.21	0.00
ProFund VP Semiconductor	10.00	9.03	0.00
ProFund VP Short Dow 30	10.00	9.24	0.00
ProFund VP Short Mid-Cap	10.00	10.15	0.00
ProFund VP Short OTC	10.00	9.79	0.00
ProFund VP Short Small-Cap	10.00	9.73	0.00
ProFund VP Small-Cap	10.00	10.02	2259.31
ProFund VP Small-Cap Growth	10.00	9.71	0.00
ProFund VP Small-Cap Value	10.00	10.16	0.00
ProFund VP Technology	10.00	10.31	0.00
ProFund VP Telecommunications	10.00	11.78	0.00
ProFund VP U.S. Government Plus	10.00	10.90	0.00
ProFund VP UltraBull	10.00	11.24	0.00
ProFund VP UltraMid-Cap	10.00	9.41	2369.29
ProFund VP UltraOTC	10.00	10.07	0.00
ProFund VP UltraSmall-Cap	10.00	9.92	0.00
ProFund VP Utilities	10.00	11.74	0.00
Rydex VT Dynamic Dow Fund	10.00	11.57	0.00
Rydex VT Dynamic OTC Fund	10.00	10.06	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.25	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.50	0.00
Rydex VT U.S. Government Money Market Fund	9.44	9.55	2666.70
Van Eck Worldwide Hard Assets Fund	10.00	9.88	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.83	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.68	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.02	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.85	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.82	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.32	0.00

Table 18 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.20% M&E; 4% Extra Credit Rider; and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.55	0.00
AIM V.I. Global Real Estate Series II	10.00	12.68	0.00
AIM V.I. International Growth Series II	10.00	10.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.34	0.00
Alger American Small Capitalization	10.65	12.45	0.00
American Century VP Income & Growth Fund	10.11	11.51	0.00
American Century VP International Fund	10.70	13.01	0.00
American Century VP Large Company Value Fund	10.20	11.91	0.00
American Century VP Mid Cap Value Fund	10.17	11.92	0.00
American Century VP Ultra Fund	10.22	9.63	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.85	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.08	0.00
DireXion Dynamic HY Bond Fund	10.00	10.16	0.00
DireXion Evolution Managed Bond Fund	10.00	10.09	0.00
DireXion Evolution All-Cap Equity	10.00	9.76	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.09	0.00
Dreyfus VIF International Value Portfolio	10.00	10.53	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.06	11.01	0.00
PIMCO VIT All Asset Portfolio	10.00	10.78	0.00
PIMCO VIT High Yield Portfolio	10.00	10.45	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.16	0.00
PIMCO VIT Real Return Portfolio	10.00	10.08	0.00
PIMCO VIT Total Return Portfolio	10.00	10.28	0.00
ProFund Access VP High Yield	10.00	10.07	0.00
ProFund VP Asia 30	10.00	11.38	0.00
ProFund VP Banks	10.00	10.63	0.00
ProFund VP Basic Materials	10.00	9.85	0.00
ProFund VP Bear	10.00	9.38	0.00
ProFund VP Biotechnology	10.00	10.16	0.00
ProFund VP Bull	10.00	10.71	0.00
ProFund VP Consumer Goods	10.00	10.90	0.00
ProFund VP Consumer Services	10.00	10.73	0.00
ProFund VP Dow 30	10.00	11.22	0.00
ProFund VP Europe 30	10.00	10.34	0.00
ProFund VP Financials	10.00	10.92	0.00
ProFund VP Health Care	10.00	10.65	0.00
ProFund VP Industrials	10.00	9.98	0.00
ProFund VP Internet	10.00	9.94	0.00
ProFund VP Japan	10.00	10.27	0.00
ProFund VP Large-Cap Growth	10.00	10.57	0.00
ProFund VP Large-Cap Value	10.00	10.83	0.00
ProFund VP Mid-Cap Growth	10.00	9.64	0.00
ProFund VP Mid-Cap Value	10.00	10.00	0.00
ProFund VP Money Market	10.00	10.09	0.00
ProFund VP Oil & Gas	10.00	10.28	0.00
ProFund VP OTC	10.00	10.16	0.00
ProFund VP Pharmaceuticals	10.00	10.86	0.00
ProFund VP Precious Metals	10.00	8.60	0.00
ProFund VP Real Estate	10.00	11.89	0.00
ProFund VP Rising Rates Opportunity	10.00	9.21	0.00
ProFund VP Semiconductor	10.00	9.02	0.00
ProFund VP Short Dow 30	10.00	9.24	0.00
ProFund VP Short Mid-Cap	10.00	10.15	0.00
ProFund VP Short OTC	10.00	9.79	0.00
ProFund VP Short Small-Cap	10.00	9.73	0.00
ProFund VP Small-Cap	10.00	10.01	0.00
ProFund VP Small-Cap Growth	10.00	9.70	0.00
ProFund VP Small-Cap Value	10.00	10.16	0.00
ProFund VP Technology	10.00	10.30	0.00
ProFund VP Telecommunications	10.00	11.78	0.00
ProFund VP U.S. Government Plus	10.00	10.90	0.00
ProFund VP UltraBull	10.00	11.24	0.00
ProFund VP UltraMid-Cap	10.00	9.41	0.00
ProFund VP UltraOTC	10.00	10.06	0.00
ProFund VP UltraSmall-Cap	10.00	9.91	0.00
ProFund VP Utilities	10.00	11.74	0.00
Rydex VT Dynamic Dow Fund	10.00	11.56	0.00
Rydex VT Dynamic OTC Fund	10.00	10.06	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.25	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.50	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.12	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.88	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.82	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.68	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.01	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.84	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.82	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.31	0.00

Table 19 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up

AIM V.I. Basic Value Series II	10.00	10.55	0.00
AIM V.I. Global Real Estate Series II	10.00	12.67	0.00
AIM V.I. International Growth Series II	10.00	10.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.33	0.00
Alger American Small Capitalization	13.28	15.53	0.00
American Century VP Income & Growth Fund	11.13	12.66	0.00
American Century VP International Fund	12.37	15.03	0.00
American Century VP Large Company Value Fund	10.28	12.00	0.00
American Century VP Mid Cap Value Fund	10.64	12.46	0.00
American Century VP Ultra Fund	9.91	9.33	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.85	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.08	0.00
DireXion Dynamic HY Bond Fund	10.00	10.15	0.00
DireXion Evolution Managed Bond Fund	10.00	10.09	0.00
DireXion Evolution All-Cap Equity	10.00	9.76	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.09	0.00
Dreyfus VIF International Value Portfolio	10.00	10.52	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.51	11.49	0.00
PIMCO VIT All Asset Portfolio	10.00	10.77	0.00
PIMCO VIT High Yield Portfolio	10.00	10.45	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.16	0.00
PIMCO VIT Real Return Portfolio	10.00	10.08	0.00
PIMCO VIT Total Return Portfolio	10.00	10.28	0.00
ProFund Access VP High Yield	10.00	10.06	0.00
ProFund VP Asia 30	10.00	11.38	0.00
ProFund VP Banks	10.00	10.63	0.00
ProFund VP Basic Materials	10.00	9.85	0.00
ProFund VP Bear	10.00	9.37	0.00
ProFund VP Biotechnology	10.00	10.15	0.00
ProFund VP Bull	10.00	10.71	0.00
ProFund VP Consumer Goods	10.00	10.89	0.00
ProFund VP Consumer Services	10.00	10.73	0.00
ProFund VP Dow 30	10.00	11.22	0.00
ProFund VP Europe 30	10.00	10.34	0.00
ProFund VP Financials	10.00	10.92	0.00
ProFund VP Health Care	10.00	10.64	0.00
ProFund VP Industrials	10.00	9.97	0.00
ProFund VP Internet	10.00	9.94	0.00
ProFund VP Japan	10.00	10.27	0.00
ProFund VP Large-Cap Growth	10.00	10.57	0.00
ProFund VP Large-Cap Value	10.00	10.83	0.00
ProFund VP Mid-Cap Growth	10.00	9.64	0.00
ProFund VP Mid-Cap Value	10.00	10.00	0.00
ProFund VP Money Market	10.00	10.08	4093.77
ProFund VP Oil & Gas	10.00	10.28	1987.65
ProFund VP OTC	10.00	10.16	0.00
ProFund VP Pharmaceuticals	10.00	10.85	0.00
ProFund VP Precious Metals	10.00	8.60	2383.86
ProFund VP Real Estate	10.00	11.89	0.00
ProFund VP Rising Rates Opportunity	10.00	9.20	0.00
ProFund VP Semiconductor	10.00	9.02	2273.32
ProFund VP Short Dow 30	10.00	9.24	0.00
ProFund VP Short Mid-Cap	10.00	10.15	0.00
ProFund VP Short OTC	10.00	9.79	0.00
ProFund VP Short Small-Cap	10.00	9.73	0.00
ProFund VP Small-Cap	10.00	10.01	0.00
ProFund VP Small-Cap Growth	10.00	9.70	0.00
ProFund VP Small-Cap Value	10.00	10.15	0.00
ProFund VP Technology	10.00	10.30	0.00
ProFund VP Telecommunications	10.00	11.77	0.00
ProFund VP U.S. Government Plus	10.00	10.89	0.00
ProFund VP UltraBull	10.00	11.23	0.00
ProFund VP UltraMid-Cap	10.00	9.41	0.00
ProFund VP UltraOTC	10.00	10.06	0.00
ProFund VP UltraSmall-Cap	10.00	9.91	0.00
ProFund VP Utilities	10.00	11.73	0.00
Rydex VT Dynamic Dow Fund	10.00	11.56	0.00
Rydex VT Dynamic OTC Fund	10.00	10.05	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.24	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.50	0.00
Rydex VT U.S. Government Money Market Fund	9.31	9.41	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.88	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.82	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.67	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.01	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.84	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.82	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.31	0.00

Table 20 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up.

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E and 5% Extra Credit Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.54	0.00
AIM V.I. Global Real Estate Series II	10.00	12.67	0.00
AIM V.I. International Growth Series II	10.00	10.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.33	0.00
Alger American Small Capitalization	10.64	12.43	0.00
American Century VP Income & Growth Fund	10.11	11.49	0.00
American Century VP International Fund	10.70	12.99	0.00
American Century VP Large Company Value Fund	10.20	11.89	0.00
American Century VP Mid Cap Value Fund	10.17	11.90	0.00
American Century VP Ultra Fund	10.22	9.61	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.08	0.00
DireXion Dynamic HY Bond Fund	10.00	10.15	0.00
DireXion Evolution Managed Bond Fund	10.00	10.08	0.00
DireXion Evolution All-Cap Equity	10.00	9.76	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.09	0.00
Dreyfus VIF International Value Portfolio	10.00	10.52	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.06	10.99	0.00
PIMCO VIT All Asset Portfolio	10.00	10.77	0.00
PIMCO VIT High Yield Portfolio	10.00	10.44	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.16	0.00
PIMCO VIT Real Return Portfolio	10.00	10.08	0.00
PIMCO VIT Total Return Portfolio	10.00	10.27	0.00
ProFund Access VP High Yield	10.00	10.06	0.00
ProFund VP Asia 30	10.00	11.38	0.00
ProFund VP Banks	10.00	10.62	0.00
ProFund VP Basic Materials	10.00	9.85	0.00
ProFund VP Bear	10.00	9.37	0.00
ProFund VP Biotechnology	10.00	10.15	0.00
ProFund VP Bull	10.00	10.71	0.00
ProFund VP Consumer Goods	10.00	10.89	0.00
ProFund VP Consumer Services	10.00	10.73	0.00
ProFund VP Dow 30	10.00	11.22	0.00
ProFund VP Europe 30	10.00	10.33	0.00
ProFund VP Financials	10.00	10.92	0.00
ProFund VP Health Care	10.00	10.64	0.00
ProFund VP Industrials	10.00	9.97	0.00
ProFund VP Internet	10.00	9.94	0.00
ProFund VP Japan	10.00	10.27	0.00
ProFund VP Large-Cap Growth	10.00	10.56	0.00
ProFund VP Large-Cap Value	10.00	10.83	0.00
ProFund VP Mid-Cap Growth	10.00	9.64	0.00
ProFund VP Mid-Cap Value	10.00	9.99	0.00
ProFund VP Money Market	10.00	10.08	0.00
ProFund VP Oil & Gas	10.00	10.28	0.00
ProFund VP OTC	10.00	10.16	0.00
ProFund VP Pharmaceuticals	10.00	10.85	0.00
ProFund VP Precious Metals	10.00	8.60	0.00
ProFund VP Real Estate	10.00	11.88	0.00
ProFund VP Rising Rates Opportunity	10.00	9.20	0.00
ProFund VP Semiconductor	10.00	9.02	0.00
ProFund VP Short Dow 30	10.00	9.23	0.00
ProFund VP Short Mid-Cap	10.00	10.14	0.00
ProFund VP Short OTC	10.00	9.78	0.00
ProFund VP Short Small-Cap	10.00	9.72	0.00
ProFund VP Small-Cap	10.00	10.01	0.00
ProFund VP Small-Cap Growth	10.00	9.70	0.00
ProFund VP Small-Cap Value	10.00	10.15	0.00
ProFund VP Technology	10.00	10.30	0.00
ProFund VP Telecommunications	10.00	11.77	0.00
ProFund VP U.S. Government Plus	10.00	10.89	0.00
ProFund VP UltraBull	10.00	11.23	0.00
ProFund VP UltraMid-Cap	10.00	9.40	0.00
ProFund VP UltraOTC	10.00	10.06	0.00
ProFund VP UltraSmall-Cap	10.00	9.91	0.00
ProFund VP Utilities	10.00	11.73	0.00
Rydex VT Dynamic Dow Fund	10.00	11.56	0.00
Rydex VT Dynamic OTC Fund	10.00	10.05	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.24	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.49	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.10	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.87	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.82	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.67	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.00	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.84	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.81	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.30	0.00

Table 21 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider

AIM V.I. Basic Value Series II	10.00	10.54	0.00
AIM V.I. Global Real Estate Series II	10.00	12.66	0.00
AIM V.I. International Growth Series II	10.00	10.94	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.32	0.00
Alger American Small Capitalization	13.23	15.45	0.00
American Century VP Income & Growth Fund	11.09	12.60	0.00
American Century VP International Fund	12.32	14.95	0.00
American Century VP Large Company Value Fund	10.27	11.97	0.00
American Century VP Mid Cap Value Fund	10.63	12.44	0.00
American Century VP Ultra Fund	9.90	9.31	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.07	0.00
DireXion Dynamic HY Bond Fund	10.00	10.15	0.00
DireXion Evolution Managed Bond Fund	10.00	10.08	0.00
DireXion Evolution All-Cap Equity	10.00	9.75	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.08	0.00
Dreyfus VIF International Value Portfolio	10.00	10.52	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.50	11.47	0.00
PIMCO VIT All Asset Portfolio	10.00	10.77	0.00
PIMCO VIT High Yield Portfolio	10.00	10.44	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.15	0.00
PIMCO VIT Real Return Portfolio	10.00	10.07	0.00
PIMCO VIT Total Return Portfolio	10.00	10.27	0.00
ProFund Access VP High Yield	10.00	10.06	0.00
ProFund VP Asia 30	10.00	11.37	0.00
ProFund VP Banks	10.00	10.62	0.00
ProFund VP Basic Materials	10.00	9.84	0.00
ProFund VP Bear	10.00	9.37	0.00
ProFund VP Biotechnology	10.00	10.15	0.00
ProFund VP Bull	10.00	10.70	0.00
ProFund VP Consumer Goods	10.00	10.89	0.00
ProFund VP Consumer Services	10.00	10.72	0.00
ProFund VP Dow 30	10.00	11.21	0.00
ProFund VP Europe 30	10.00	10.33	0.00
ProFund VP Financials	10.00	10.91	0.00
ProFund VP Health Care	10.00	10.63	0.00
ProFund VP Industrials	10.00	9.97	0.00
ProFund VP Internet	10.00	9.93	0.00
ProFund VP Japan	10.00	10.26	0.00
ProFund VP Large-Cap Growth	10.00	10.56	0.00
ProFund VP Large-Cap Value	10.00	10.82	0.00
ProFund VP Mid-Cap Growth	10.00	9.63	0.00
ProFund VP Mid-Cap Value	10.00	9.99	0.00
ProFund VP Money Market	10.00	10.08	0.00
ProFund VP Oil & Gas	10.00	10.27	0.00
ProFund VP OTC	10.00	10.15	0.00
ProFund VP Pharmaceuticals	10.00	10.85	0.00
ProFund VP Precious Metals	10.00	8.59	0.00
ProFund VP Real Estate	10.00	11.88	0.00
ProFund VP Rising Rates Opportunity	10.00	9.20	0.00
ProFund VP Semiconductor	10.00	9.01	0.00
ProFund VP Short Dow 30	10.00	9.23	0.00
ProFund VP Short Mid-Cap	10.00	10.14	0.00
ProFund VP Short OTC	10.00	9.78	0.00
ProFund VP Short Small-Cap	10.00	9.72	0.00
ProFund VP Small-Cap	10.00	10.00	1492.13
ProFund VP Small-Cap Growth	10.00	9.69	0.00
ProFund VP Small-Cap Value	10.00	10.15	0.00
ProFund VP Technology	10.00	10.29	0.00
ProFund VP Telecommunications	10.00	11.76	0.00
ProFund VP U.S. Government Plus	10.00	10.89	0.00
ProFund VP UltraBull	10.00	11.22	0.00
ProFund VP UltraMid-Cap	10.00	9.40	1558.92
ProFund VP UltraOTC	10.00	10.05	0.00
ProFund VP UltraSmall-Cap	10.00	9.90	0.00
ProFund VP Utilities	10.00	11.73	0.00
Rydex VT Dynamic Dow Fund	10.00	11.55	0.00
Rydex VT Dynamic OTC Fund	10.00	10.05	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.24	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.49	0.00
Rydex VT U.S. Government Money Market Fund	9.27	9.37	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.87	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.67	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.00	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.83	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.81	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.30	0.00

Table 22 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll Up and Estate Planning Rider

AIM V.I. Basic Value Series II	10.00	10.54	0.00
AIM V.I. Global Real Estate Series II	10.00	12.66	0.00
AIM V.I. International Growth Series II	10.00	10.94	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.32	0.00
Alger American Small Capitalization	11.81	13.78	0.00
American Century VP Income & Growth Fund	10.47	11.89	0.00
American Century VP International Fund	11.37	13.80	0.00
American Century VP Large Company Value Fund	10.27	11.96	0.00
American Century VP Mid Cap Value Fund	10.63	12.43	0.00
American Century VP Ultra Fund	9.90	9.30	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.07	0.00
DireXion Dynamic HY Bond Fund	10.00	10.14	0.00
DireXion Evolution Managed Bond Fund	10.00	10.08	0.00
DireXion Evolution All-Cap Equity	10.00	9.75	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.08	0.00
Dreyfus VIF International Value Portfolio	10.00	10.51	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.49	11.46	0.00
PIMCO VIT All Asset Portfolio	10.00	10.76	0.00
PIMCO VIT High Yield Portfolio	10.00	10.44	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.15	0.00
PIMCO VIT Real Return Portfolio	10.00	10.07	0.00
PIMCO VIT Total Return Portfolio	10.00	10.27	0.00
ProFund Access VP High Yield	10.00	10.05	0.00
ProFund VP Asia 30	10.00	11.37	0.00
ProFund VP Banks	10.00	10.62	0.00
ProFund VP Basic Materials	10.00	9.84	0.00
ProFund VP Bear	10.00	9.37	0.00
ProFund VP Biotechnology	10.00	10.14	0.00
ProFund VP Bull	10.00	10.70	0.00
ProFund VP Consumer Goods	10.00	10.88	0.00
ProFund VP Consumer Services	10.00	10.72	0.00
ProFund VP Dow 30	10.00	11.21	0.00
ProFund VP Europe 30	10.00	10.33	0.00
ProFund VP Financials	10.00	10.91	0.00
ProFund VP Health Care	10.00	10.63	0.00
ProFund VP Industrials	10.00	9.97	0.00
ProFund VP Internet	10.00	9.93	0.00
ProFund VP Japan	10.00	10.26	0.00
ProFund VP Large-Cap Growth	10.00	10.56	0.00
ProFund VP Large-Cap Value	10.00	10.82	0.00
ProFund VP Mid-Cap Growth	10.00	9.63	0.00
ProFund VP Mid-Cap Value	10.00	9.99	0.00
ProFund VP Money Market	10.00	10.07	0.00
ProFund VP Oil & Gas	10.00	10.27	0.00
ProFund VP OTC	10.00	10.15	0.00
ProFund VP Pharmaceuticals	10.00	10.84	0.00
ProFund VP Precious Metals	10.00	8.59	0.00
ProFund VP Real Estate	10.00	11.88	0.00
ProFund VP Rising Rates Opportunity	10.00	9.19	0.00
ProFund VP Semiconductor	10.00	9.01	0.00
ProFund VP Short Dow 30	10.00	9.23	0.00
ProFund VP Short Mid-Cap	10.00	10.14	0.00
ProFund VP Short OTC	10.00	9.78	0.00
ProFund VP Short Small-Cap	10.00	9.72	0.00
ProFund VP Small-Cap	10.00	10.00	0.00
ProFund VP Small-Cap Growth	10.00	9.69	0.00
ProFund VP Small-Cap Value	10.00	10.14	0.00
ProFund VP Technology	10.00	10.29	0.00
ProFund VP Telecommunications	10.00	11.76	0.00
ProFund VP U.S. Government Plus	10.00	10.88	0.00
ProFund VP UltraBull	10.00	11.22	0.00
ProFund VP UltraMid-Cap	10.00	9.40	0.00
ProFund VP UltraOTC	10.00	10.05	0.00
ProFund VP UltraSmall-Cap	10.00	9.90	0.00
ProFund VP Utilities	10.00	11.72	0.00
Rydex VT Dynamic Dow Fund	10.00	11.55	0.00
Rydex VT Dynamic OTC Fund	10.00	10.04	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.23	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.49	0.00
Rydex VT U.S. Government Money Market Fund	9.90	10.00	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.87	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.66	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.00	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.83	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.81	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.30	0.00

Table 23 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and Estate Planning Rider

AIM V.I. Basic Value Series II	10.00	10.53	0.00
AIM V.I. Global Real Estate Series II	10.00	12.66	0.00
AIM V.I. International Growth Series II	10.00	10.94	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.32	0.00
Alger American Small Capitalization	13.18	15.38	0.00
American Century VP Income & Growth Fund	11.04	12.54	0.00
American Century VP International Fund	12.27	14.88	0.00
American Century VP Large Company Value Fund	10.26	11.95	0.00
American Century VP Mid Cap Value Fund	10.62	12.41	0.00
American Century VP Ultra Fund	9.89	9.29	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.07	0.00
DireXion Dynamic HY Bond Fund	10.00	10.14	0.00
DireXion Evolution Managed Bond Fund	10.00	10.07	0.00
DireXion Evolution All-Cap Equity	10.00	9.75	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.07	0.00
Dreyfus VIF International Value Portfolio	10.00	10.51	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.44	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.49	11.44	0.00
PIMCO VIT All Asset Portfolio	10.00	10.76	0.00
PIMCO VIT High Yield Portfolio	10.00	10.43	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.15	0.00
PIMCO VIT Real Return Portfolio	10.00	10.07	0.00
PIMCO VIT Total Return Portfolio	10.00	10.26	0.00
ProFund Access VP High Yield	10.00	10.05	0.00
ProFund VP Asia 30	10.00	11.37	0.00
ProFund VP Banks	10.00	10.61	0.00
ProFund VP Basic Materials	10.00	9.84	0.00
ProFund VP Bear	10.00	9.36	0.00
ProFund VP Biotechnology	10.00	10.14	0.00
ProFund VP Bull	10.00	10.70	0.00
ProFund VP Consumer Goods	10.00	10.88	0.00
ProFund VP Consumer Services	10.00	10.72	0.00
ProFund VP Dow 30	10.00	11.21	0.00
ProFund VP Europe 30	10.00	10.32	0.00
ProFund VP Financials	10.00	10.91	0.00
ProFund VP Health Care	10.00	10.63	0.00
ProFund VP Industrials	10.00	9.96	0.00
ProFund VP Internet	10.00	9.93	0.00
ProFund VP Japan	10.00	10.26	0.00
ProFund VP Large-Cap Growth	10.00	10.55	0.00
ProFund VP Large-Cap Value	10.00	10.81	0.00
ProFund VP Mid-Cap Growth	10.00	9.63	0.00
ProFund VP Mid-Cap Value	10.00	9.98	0.00
ProFund VP Money Market	10.00	10.07	0.00
ProFund VP Oil & Gas	10.00	10.27	0.00
ProFund VP OTC	10.00	10.15	0.00
ProFund VP Pharmaceuticals	10.00	10.84	0.00
ProFund VP Precious Metals	10.00	8.59	0.00
ProFund VP Real Estate	10.00	11.87	0.00
ProFund VP Rising Rates Opportunity	10.00	9.19	0.00
ProFund VP Semiconductor	10.00	9.01	0.00
ProFund VP Short Dow 30	10.00	9.22	0.00
ProFund VP Short Mid-Cap	10.00	10.13	0.00
ProFund VP Short OTC	10.00	9.77	0.00
ProFund VP Short Small-Cap	10.00	9.71	0.00
ProFund VP Small-Cap	10.00	10.00	0.00
ProFund VP Small-Cap Growth	10.00	9.69	0.00
ProFund VP Small-Cap Value	10.00	10.14	0.00
ProFund VP Technology	10.00	10.29	0.00
ProFund VP Telecommunications	10.00	11.76	0.00
ProFund VP U.S. Government Plus	10.00	10.88	0.00
ProFund VP UltraBull	10.00	11.22	0.00
ProFund VP UltraMid-Cap	10.00	9.39	0.00
ProFund VP UltraOTC	10.00	10.05	0.00
ProFund VP UltraSmall-Cap	10.00	9.90	0.00
ProFund VP Utilities	10.00	11.72	0.00
Rydex VT Dynamic Dow Fund	10.00	11.55	0.00
Rydex VT Dynamic OTC Fund	10.00	10.04	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.23	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.49	0.00
Rydex VT U.S. Government Money Market Fund	9.24	9.32	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.86	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.66	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.99	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.83	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.80	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.29	0.00

Table 24 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; 0 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

AIM V.I. Basic Value Series II	10.00	10.53	0.00
AIM V.I. Global Real Estate Series II	10.00	12.65	0.00
AIM V.I. International Growth Series II	10.00	10.93	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.31	0.00
Alger American Small Capitalization	10.63	12.40	0.00
American Century VP Income & Growth Fund	10.10	11.46	0.00
American Century VP International Fund	10.69	12.96	0.00
American Century VP Large Company Value Fund	10.19	11.86	0.00
American Century VP Mid Cap Value Fund	10.16	11.87	0.00
American Century VP Ultra Fund	10.21	9.59	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.06	0.00
DireXion Dynamic HY Bond Fund	10.00	10.14	0.00
DireXion Evolution Managed Bond Fund	10.00	10.07	0.00
DireXion Evolution All-Cap Equity	10.00	9.74	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.07	0.00
Dreyfus VIF International Value Portfolio	10.00	10.51	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.44	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.05	10.96	0.00
PIMCO VIT All Asset Portfolio	10.00	10.76	0.00
PIMCO VIT High Yield Portfolio	10.00	10.43	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.14	0.00
PIMCO VIT Real Return Portfolio	10.00	10.06	0.00
PIMCO VIT Total Return Portfolio	10.00	10.26	0.00
ProFund Access VP High Yield	10.00	10.05	0.00
ProFund VP Asia 30	10.00	11.36	0.00
ProFund VP Banks	10.00	10.61	0.00
ProFund VP Basic Materials	10.00	9.83	0.00
ProFund VP Bear	10.00	9.36	0.00
ProFund VP Biotechnology	10.00	10.14	0.00
ProFund VP Bull	10.00	10.69	0.00
ProFund VP Consumer Goods	10.00	10.88	0.00
ProFund VP Consumer Services	10.00	10.71	0.00
ProFund VP Dow 30	10.00	11.20	0.00
ProFund VP Europe 30	10.00	10.32	0.00
ProFund VP Financials	10.00	10.90	0.00
ProFund VP Health Care	10.00	10.62	0.00
ProFund VP Industrials	10.00	9.96	0.00
ProFund VP Internet	10.00	9.92	0.00
ProFund VP Japan	10.00	10.25	0.00
ProFund VP Large-Cap Growth	10.00	10.55	0.00
ProFund VP Large-Cap Value	10.00	10.81	0.00
ProFund VP Mid-Cap Growth	10.00	9.62	0.00
ProFund VP Mid-Cap Value	10.00	9.98	0.00
ProFund VP Money Market	10.00	10.07	0.00
ProFund VP Oil & Gas	10.00	10.26	0.00
ProFund VP OTC	10.00	10.14	0.00
ProFund VP Pharmaceuticals	10.00	10.84	0.00
ProFund VP Precious Metals	10.00	8.59	0.00
ProFund VP Real Estate	10.00	11.87	0.00
ProFund VP Rising Rates Opportunity	10.00	9.19	0.00
ProFund VP Semiconductor	10.00	9.00	0.00
ProFund VP Short Dow 30	10.00	9.22	0.00
ProFund VP Short Mid-Cap	10.00	10.13	0.00
ProFund VP Short OTC	10.00	9.77	0.00
ProFund VP Short Small-Cap	10.00	9.71	0.00
ProFund VP Small-Cap	10.00	9.99	14755.63
ProFund VP Small-Cap Growth	10.00	9.68	0.00
ProFund VP Small-Cap Value	10.00	10.14	0.00
ProFund VP Technology	10.00	10.28	0.00
ProFund VP Telecommunications	10.00	11.75	0.00
ProFund VP U.S. Government Plus	10.00	10.88	0.00
ProFund VP UltraBull	10.00	11.21	0.00
ProFund VP UltraMid-Cap	10.00	9.39	15416.15
ProFund VP UltraOTC	10.00	10.04	0.00
ProFund VP UltraSmall-Cap	10.00	9.89	0.00
ProFund VP Utilities	10.00	11.72	0.00
Rydex VT Dynamic Dow Fund	10.00	11.54	0.00
Rydex VT Dynamic OTC Fund	10.00	10.04	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.22	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.48	0.00
Rydex VT U.S. Government Money Market Fund	9.99	10.08	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.86	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.80	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.66	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.99	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.82	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.80	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.29	0.00

Table 25 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five For Life Plus Rider; GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 3% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.53	0.00
AIM V.I. Global Real Estate Series II	10.00	12.65	0.00
AIM V.I. International Growth Series II	10.00	10.93	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.31	0.00
Alger American Small Capitalization	10.63	12.39	0.00
American Century VP Income & Growth Fund	10.10	11.45	0.00
American Century VP International Fund	10.69	12.95	0.00
American Century VP Large Company Value Fund	10.19	11.85	0.00
American Century VP Mid Cap Value Fund	10.16	11.86	0.00
American Century VP Ultra Fund	10.21	9.58	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.06	0.00
DireXion Dynamic HY Bond Fund	10.00	10.13	0.00
DireXion Evolution Managed Bond Fund	10.00	10.07	0.00
DireXion Evolution All-Cap Equity	10.00	9.74	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.07	0.00
Dreyfus VIF International Value Portfolio	10.00	10.50	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.05	10.96	0.00
PIMCO VIT All Asset Portfolio	10.00	10.75	0.00
PIMCO VIT High Yield Portfolio	10.00	10.43	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.14	0.00
PIMCO VIT Real Return Portfolio	10.00	10.06	0.00
PIMCO VIT Total Return Portfolio	10.00	10.26	0.00
ProFund Access VP High Yield	10.00	10.04	0.00
ProFund VP Asia 30	10.00	11.36	0.00
ProFund VP Banks	10.00	10.61	0.00
ProFund VP Basic Materials	10.00	9.83	0.00
ProFund VP Bear	10.00	9.36	0.00
ProFund VP Biotechnology	10.00	10.13	0.00
ProFund VP Bull	10.00	10.69	0.00
ProFund VP Consumer Goods	10.00	10.87	0.00
ProFund VP Consumer Services	10.00	10.71	0.00
ProFund VP Dow 30	10.00	11.20	0.00
ProFund VP Europe 30	10.00	10.32	0.00
ProFund VP Financials	10.00	10.90	0.00
ProFund VP Health Care	10.00	10.62	0.00
ProFund VP Industrials	10.00	9.96	0.00
ProFund VP Internet	10.00	9.92	0.00
ProFund VP Japan	10.00	10.25	0.00
ProFund VP Large-Cap Growth	10.00	10.55	0.00
ProFund VP Large-Cap Value	10.00	10.81	0.00
ProFund VP Mid-Cap Growth	10.00	9.62	0.00
ProFund VP Mid-Cap Value	10.00	9.98	0.00
ProFund VP Money Market	10.00	10.06	0.00
ProFund VP Oil & Gas	10.00	10.26	0.00
ProFund VP OTC	10.00	10.14	0.00
ProFund VP Pharmaceuticals	10.00	10.83	0.00
ProFund VP Precious Metals	10.00	8.58	0.00
ProFund VP Real Estate	10.00	11.86	0.00
ProFund VP Rising Rates Opportunity	10.00	9.18	0.00
ProFund VP Semiconductor	10.00	9.00	0.00
ProFund VP Short Dow 30	10.00	9.22	0.00
ProFund VP Short Mid-Cap	10.00	10.12	0.00
ProFund VP Short OTC	10.00	9.77	0.00
ProFund VP Short Small-Cap	10.00	9.71	0.00
ProFund VP Small-Cap	10.00	9.99	0.00
ProFund VP Small-Cap Growth	10.00	9.68	0.00
ProFund VP Small-Cap Value	10.00	10.13	0.00
ProFund VP Technology	10.00	10.28	0.00
ProFund VP Telecommunications	10.00	11.75	0.00
ProFund VP U.S. Government Plus	10.00	10.87	0.00
ProFund VP UltraBull	10.00	11.21	0.00
ProFund VP UltraMid-Cap	10.00	9.39	0.00
ProFund VP UltraOTC	10.00	10.04	0.00
ProFund VP UltraSmall-Cap	10.00	9.89	0.00
ProFund VP Utilities	10.00	11.71	0.00
Rydex VT Dynamic Dow Fund	10.00	11.54	0.00
Rydex VT Dynamic OTC Fund	10.00	10.03	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.22	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.48	0.00
Rydex VT U.S. Government Money Market Fund	9.99	10.07	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.86	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.80	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.65	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.99	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.82	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.80	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.28	0.00

Table 26 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

AIM V.I. Basic Value Series II	10.00	10.52	0.00
AIM V.I. Global Real Estate Series II	10.00	12.64	0.00
AIM V.I. International Growth Series II	10.00	10.93	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.31	0.00
Alger American Small Capitalization	13.10	15.26	0.00
American Century VP Income & Growth Fund	10.98	12.45	0.00
American Century VP International Fund	12.20	14.77	0.00
American Century VP Large Company Value Fund	10.25	11.91	0.00
American Century VP Mid Cap Value Fund	10.61	12.38	0.00
American Century VP Ultra Fund	9.88	9.26	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.82	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.05	0.00
DireXion Dynamic HY Bond Fund	10.00	10.13	0.00
DireXion Evolution Managed Bond Fund	10.00	10.06	0.00
DireXion Evolution All-Cap Equity	10.00	9.74	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.06	0.00
Dreyfus VIF International Value Portfolio	10.00	10.50	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.47	11.41	0.00
PIMCO VIT All Asset Portfolio	10.00	10.75	0.00
PIMCO VIT High Yield Portfolio	10.00	10.42	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.14	0.00
PIMCO VIT Real Return Portfolio	10.00	10.06	0.00
PIMCO VIT Total Return Portfolio	10.00	10.25	0.00
ProFund Access VP High Yield	10.00	10.04	0.00
ProFund VP Asia 30	10.00	11.35	0.00
ProFund VP Banks	10.00	10.60	0.00
ProFund VP Basic Materials	10.00	9.83	0.00
ProFund VP Bear	10.00	9.35	0.00
ProFund VP Biotechnology	10.00	10.13	0.00
ProFund VP Bull	10.00	10.68	0.00
ProFund VP Consumer Goods	10.00	10.87	0.00
ProFund VP Consumer Services	10.00	10.71	0.00
ProFund VP Dow 30	10.00	11.20	0.00
ProFund VP Europe 30	10.00	10.31	0.00
ProFund VP Financials	10.00	10.89	0.00
ProFund VP Health Care	10.00	10.62	0.00
ProFund VP Industrials	10.00	9.95	0.00
ProFund VP Internet	10.00	9.92	0.00
ProFund VP Japan	10.00	10.25	0.00
ProFund VP Large-Cap Growth	10.00	10.54	0.00
ProFund VP Large-Cap Value	10.00	10.80	0.00
ProFund VP Mid-Cap Growth	10.00	9.62	0.00
ProFund VP Mid-Cap Value	10.00	9.97	0.00
ProFund VP Money Market	10.00	10.06	0.00
ProFund VP Oil & Gas	10.00	10.25	0.00
ProFund VP OTC	10.00	10.14	0.00
ProFund VP Pharmaceuticals	10.00	10.83	0.00
ProFund VP Precious Metals	10.00	8.58	0.00
ProFund VP Real Estate	10.00	11.86	0.00
ProFund VP Rising Rates Opportunity	10.00	9.18	0.00
ProFund VP Semiconductor	10.00	9.00	0.00
ProFund VP Short Dow 30	10.00	9.21	0.00
ProFund VP Short Mid-Cap	10.00	10.12	0.00
ProFund VP Short OTC	10.00	9.76	0.00
ProFund VP Short Small-Cap	10.00	9.70	0.00
ProFund VP Small-Cap	10.00	9.99	5026.27
ProFund VP Small-Cap Growth	10.00	9.68	0.00
ProFund VP Small-Cap Value	10.00	10.13	0.00
ProFund VP Technology	10.00	10.28	0.00
ProFund VP Telecommunications	10.00	11.74	0.00
ProFund VP U.S. Government Plus	10.00	10.87	0.00
ProFund VP UltraBull	10.00	11.21	0.00
ProFund VP UltraMid-Cap	10.00	9.39	5251.27
ProFund VP UltraOTC	10.00	10.04	0.00
ProFund VP UltraSmall-Cap	10.00	9.89	0.00
ProFund VP Utilities	10.00	11.71	0.00
Rydex VT Dynamic Dow Fund	10.00	11.53	0.00
Rydex VT Dynamic OTC Fund	10.00	10.03	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.22	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.48	0.00
Rydex VT U.S. Government Money Market Fund	9.19	9.26	876.93
Van Eck Worldwide Hard Assets Fund	10.00	9.85	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.80	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.65	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.98	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.82	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.79	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.28	0.00

Table 27 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.52	0.00
AIM V.I. Global Real Estate Series II	10.00	12.64	0.00
AIM V.I. International Growth Series II	10.00	10.92	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.30	0.00
Alger American Small Capitalization	10.63	12.37	0.00
American Century VP Income & Growth Fund	10.09	11.44	0.00
American Century VP International Fund	10.68	12.93	0.00
American Century VP Large Company Value Fund	10.19	11.84	0.00
American Century VP Mid Cap Value Fund	10.16	11.84	0.00
American Century VP Ultra Fund	10.21	9.57	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.82	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.05	0.00
DireXion Dynamic HY Bond Fund	10.00	10.13	0.00
DireXion Evolution Managed Bond Fund	10.00	10.06	0.00
DireXion Evolution All-Cap Equity	10.00	9.73	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.06	0.00
Dreyfus VIF International Value Portfolio	10.00	10.50	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.05	10.94	0.00
PIMCO VIT All Asset Portfolio	10.00	10.75	0.00
PIMCO VIT High Yield Portfolio	10.00	10.42	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.13	0.00
PIMCO VIT Real Return Portfolio	10.00	10.05	0.00
PIMCO VIT Total Return Portfolio	10.00	10.25	0.00
ProFund Access VP High Yield	10.00	10.04	0.00
ProFund VP Asia 30	10.00	11.35	0.00
ProFund VP Banks	10.00	10.60	0.00
ProFund VP Basic Materials	10.00	9.82	0.00
ProFund VP Bear	10.00	9.35	0.00
ProFund VP Biotechnology	10.00	10.13	0.00
ProFund VP Bull	10.00	10.68	0.00
ProFund VP Consumer Goods	10.00	10.86	0.00
ProFund VP Consumer Services	10.00	10.70	0.00
ProFund VP Dow 30	10.00	11.19	0.00
ProFund VP Europe 30	10.00	10.31	0.00
ProFund VP Financials	10.00	10.89	0.00
ProFund VP Health Care	10.00	10.61	0.00
ProFund VP Industrials	10.00	9.95	0.00
ProFund VP Internet	10.00	9.91	0.00
ProFund VP Japan	10.00	10.24	0.00
ProFund VP Large-Cap Growth	10.00	10.54	0.00
ProFund VP Large-Cap Value	10.00	10.80	0.00
ProFund VP Mid-Cap Growth	10.00	9.62	0.00
ProFund VP Mid-Cap Value	10.00	9.97	0.00
ProFund VP Money Market	10.00	10.06	0.00
ProFund VP Oil & Gas	10.00	10.25	0.00
ProFund VP OTC	10.00	10.13	0.00
ProFund VP Pharmaceuticals	10.00	10.83	0.00
ProFund VP Precious Metals	10.00	8.58	0.00
ProFund VP Real Estate	10.00	11.86	0.00
ProFund VP Rising Rates Opportunity	10.00	9.18	0.00
ProFund VP Semiconductor	10.00	9.00	0.00
ProFund VP Short Dow 30	10.00	9.21	0.00
ProFund VP Short Mid-Cap	10.00	10.12	0.00
ProFund VP Short OTC	10.00	9.76	0.00
ProFund VP Short Small-Cap	10.00	9.70	0.00
ProFund VP Small-Cap	10.00	9.98	0.00
ProFund VP Small-Cap Growth	10.00	9.68	0.00
ProFund VP Small-Cap Value	10.00	10.13	0.00
ProFund VP Technology	10.00	10.27	0.00
ProFund VP Telecommunications	10.00	11.74	0.00
ProFund VP U.S. Government Plus	10.00	10.87	0.00
ProFund VP UltraBull	10.00	11.20	0.00
ProFund VP UltraMid-Cap	10.00	9.38	0.00
ProFund VP UltraOTC	10.00	10.03	0.00
ProFund VP UltraSmall-Cap	10.00	9.88	0.00
ProFund VP Utilities	10.00	11.70	0.00
Rydex VT Dynamic Dow Fund	10.00	11.53	0.00
Rydex VT Dynamic OTC Fund	10.00	10.03	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.21	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.47	0.00
Rydex VT U.S. Government Money Market Fund	9.99	10.06	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.85	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.65	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.98	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.81	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.79	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.28	0.00

Table 28 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and Estate Planning Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.52	0.00
AIM V.I. Global Real Estate Series II	10.00	12.63	0.00
AIM V.I. International Growth Series II	10.00	10.92	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.30	0.00
Alger American Small Capitalization	13.05	15.19	0.00
American Century VP Income & Growth Fund	10.94	12.39	0.00
American Century VP International Fund	12.15	14.70	0.00
American Century VP Large Company Value Fund	10.24	11.89	0.00
American Century VP Mid Cap Value Fund	10.60	12.35	0.00
American Century VP Ultra Fund	9.87	9.24	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.82	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.05	0.00
DireXion Dynamic HY Bond Fund	10.00	10.12	0.00
DireXion Evolution Managed Bond Fund	10.00	10.06	0.00
DireXion Evolution All-Cap Equity	10.00	9.73	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.06	0.00
Dreyfus VIF International Value Portfolio	10.00	10.49	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.46	11.39	0.00
PIMCO VIT All Asset Portfolio	10.00	10.74	0.00
PIMCO VIT High Yield Portfolio	10.00	10.42	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.13	0.00
PIMCO VIT Real Return Portfolio	10.00	10.05	0.00
PIMCO VIT Total Return Portfolio	10.00	10.25	0.00
ProFund Access VP High Yield	10.00	10.03	0.00
ProFund VP Asia 30	10.00	11.35	0.00
ProFund VP Banks	10.00	10.60	0.00
ProFund VP Basic Materials	10.00	9.82	0.00
ProFund VP Bear	10.00	9.35	0.00
ProFund VP Biotechnology	10.00	10.12	0.00
ProFund VP Bull	10.00	10.68	0.00
ProFund VP Consumer Goods	10.00	10.86	0.00
ProFund VP Consumer Services	10.00	10.70	0.00
ProFund VP Dow 30	10.00	11.19	0.00
ProFund VP Europe 30	10.00	10.31	0.00
ProFund VP Financials	10.00	10.89	0.00
ProFund VP Health Care	10.00	10.61	0.00
ProFund VP Industrials	10.00	9.95	0.00
ProFund VP Internet	10.00	9.91	0.00
ProFund VP Japan	10.00	10.24	0.00
ProFund VP Large-Cap Growth	10.00	10.54	0.00
ProFund VP Large-Cap Value	10.00	10.80	0.00
ProFund VP Mid-Cap Growth	10.00	9.61	0.00
ProFund VP Mid-Cap Value	10.00	9.97	0.00
ProFund VP Money Market	10.00	10.05	0.00
ProFund VP Oil & Gas	10.00	10.25	0.00
ProFund VP OTC	10.00	10.13	0.00
ProFund VP Pharmaceuticals	10.00	10.82	0.00
ProFund VP Precious Metals	10.00	8.57	0.00
ProFund VP Real Estate	10.00	11.85	0.00
ProFund VP Rising Rates Opportunity	10.00	9.18	0.00
ProFund VP Semiconductor	10.00	8.99	0.00
ProFund VP Short Dow 30	10.00	9.21	0.00
ProFund VP Short Mid-Cap	10.00	10.11	0.00
ProFund VP Short OTC	10.00	9.76	0.00
ProFund VP Short Small-Cap	10.00	9.70	0.00
ProFund VP Small-Cap	10.00	9.98	5377.47
ProFund VP Small-Cap Growth	10.00	9.67	0.00
ProFund VP Small-Cap Value	10.00	10.12	0.00
ProFund VP Technology	10.00	10.27	0.00
ProFund VP Telecommunications	10.00	11.74	0.00
ProFund VP U.S. Government Plus	10.00	10.86	0.00
ProFund VP UltraBull	10.00	11.20	0.00
ProFund VP UltraMid-Cap	10.00	9.38	5618.20
ProFund VP UltraOTC	10.00	10.03	0.00
ProFund VP UltraSmall-Cap	10.00	9.88	0.00
ProFund VP Utilities	10.00	11.70	0.00
Rydex VT Dynamic Dow Fund	10.00	11.53	0.00
Rydex VT Dynamic OTC Fund	10.00	10.02	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.21	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.47	0.00
Rydex VT U.S. Government Money Market Fund	9.15	9.21	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.85	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.64	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.98	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.81	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.78	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.27	0.00

Table 29 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.51	0.00
AIM V.I. Global Real Estate Series II	10.00	12.63	0.00
AIM V.I. International Growth Series II	10.00	10.91	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.30	0.00
Alger American Small Capitalization	10.62	12.36	0.00
American Century VP Income & Growth Fund	10.09	11.42	0.00
American Century VP International Fund	10.68	12.91	0.00
American Century VP Large Company Value Fund	10.18	11.82	0.00
American Century VP Mid Cap Value Fund	10.15	11.83	0.00
American Century VP Ultra Fund	10.20	9.55	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.04	0.00
DireXion Dynamic HY Bond Fund	10.00	10.12	0.00
DireXion Evolution Managed Bond Fund	10.00	10.05	0.00
DireXion Evolution All-Cap Equity	10.00	9.73	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.05	0.00
Dreyfus VIF International Value Portfolio	10.00	10.49	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.04	10.93	0.00
PIMCO VIT All Asset Portfolio	10.00	10.74	0.00
PIMCO VIT High Yield Portfolio	10.00	10.41	69.34
PIMCO VIT Low Duration Portfolio	10.00	10.13	0.00
PIMCO VIT Real Return Portfolio	10.00	10.05	0.00
PIMCO VIT Total Return Portfolio	10.00	10.24	0.00
ProFund Access VP High Yield	10.00	10.03	0.00
ProFund VP Asia 30	10.00	11.34	65.23
ProFund VP Banks	10.00	10.59	0.00
ProFund VP Basic Materials	10.00	9.82	0.00
ProFund VP Bear	10.00	9.34	0.00
ProFund VP Biotechnology	10.00	10.12	0.00
ProFund VP Bull	10.00	10.67	0.00
ProFund VP Consumer Goods	10.00	10.86	0.00
ProFund VP Consumer Services	10.00	10.70	0.00
ProFund VP Dow 30	10.00	11.18	0.00
ProFund VP Europe 30	10.00	10.30	70.82
ProFund VP Financials	10.00	10.88	0.00
ProFund VP Health Care	10.00	10.61	0.00
ProFund VP Industrials	10.00	9.94	0.00
ProFund VP Internet	10.00	9.91	0.00
ProFund VP Japan	10.00	10.24	0.00
ProFund VP Large-Cap Growth	10.00	10.53	0.00
ProFund VP Large-Cap Value	10.00	10.79	0.00
ProFund VP Mid-Cap Growth	10.00	9.61	0.00
ProFund VP Mid-Cap Value	10.00	9.96	71.20
ProFund VP Money Market	10.00	10.05	0.00
ProFund VP Oil & Gas	10.00	10.24	0.00
ProFund VP OTC	10.00	10.13	0.00
ProFund VP Pharmaceuticals	10.00	10.82	0.00
ProFund VP Precious Metals	10.00	8.57	0.00
ProFund VP Real Estate	10.00	11.85	0.00
ProFund VP Rising Rates Opportunity	10.00	9.17	0.00
ProFund VP Semiconductor	10.00	8.99	0.00
ProFund VP Short Dow 30	10.00	9.21	0.00
ProFund VP Short Mid-Cap	10.00	10.11	0.00
ProFund VP Short OTC	10.00	9.75	0.00
ProFund VP Short Small-Cap	10.00	9.69	0.00
ProFund VP Small-Cap	10.00	9.98	0.00
ProFund VP Small-Cap Growth	10.00	9.67	0.00
ProFund VP Small-Cap Value	10.00	10.12	70.26
ProFund VP Technology	10.00	10.27	0.00
ProFund VP Telecommunications	10.00	11.73	0.00
ProFund VP U.S. Government Plus	10.00	10.86	0.00
ProFund VP UltraBull	10.00	11.19	0.00
ProFund VP UltraMid-Cap	10.00	9.38	0.00
ProFund VP UltraOTC	10.00	10.03	0.00
ProFund VP UltraSmall-Cap	10.00	9.88	0.00
ProFund VP Utilities	10.00	11.70	0.00
Rydex VT Dynamic Dow Fund	10.00	11.52	0.00
Rydex VT Dynamic OTC Fund	10.00	10.02	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.21	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.47	0.00
Rydex VT U.S. Government Money Market Fund	9.98	10.04	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.84	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.64	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.97	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.81	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.78	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.27	0.00

Table 30 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.51	0.00
AIM V.I. Global Real Estate Series II	10.00	12.63	0.00
AIM V.I. International Growth Series II	10.00	10.91	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.29	0.00
Alger American Small Capitalization	11.46	13.32	0.00
American Century VP Income & Growth Fund	10.07	11.39	0.00
American Century VP International Fund	10.82	13.08	0.00
American Century VP Large Company Value Fund	10.17	11.80	0.00
American Century VP Mid Cap Value Fund	10.61	12.36	0.00
American Century VP Ultra Fund	10.14	9.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.04	0.00
DireXion Dynamic HY Bond Fund	10.00	10.12	0.00
DireXion Evolution Managed Bond Fund	10.00	10.05	0.00
DireXion Evolution All-Cap Equity	10.00	9.72	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.05	0.00
Dreyfus VIF International Value Portfolio	10.00	10.48	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.40	11.31	0.00
PIMCO VIT All Asset Portfolio	10.00	10.74	0.00
PIMCO VIT High Yield Portfolio	10.00	10.41	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.12	0.00
PIMCO VIT Real Return Portfolio	10.00	10.04	0.00
PIMCO VIT Total Return Portfolio	10.00	10.24	0.00
ProFund Access VP High Yield	10.00	10.03	0.00
ProFund VP Asia 30	10.00	11.34	0.00
ProFund VP Banks	10.00	10.59	0.00
ProFund VP Basic Materials	10.00	9.81	0.00
ProFund VP Bear	10.00	9.34	0.00
ProFund VP Biotechnology	10.00	10.12	0.00
ProFund VP Bull	10.00	10.67	0.00
ProFund VP Consumer Goods	10.00	10.85	0.00
ProFund VP Consumer Services	10.00	10.69	0.00
ProFund VP Dow 30	10.00	11.18	0.00
ProFund VP Europe 30	10.00	10.30	0.00
ProFund VP Financials	10.00	10.88	0.00
ProFund VP Health Care	10.00	10.60	0.00
ProFund VP Industrials	10.00	9.94	0.00
ProFund VP Internet	10.00	9.90	0.00
ProFund VP Japan	10.00	10.23	0.00
ProFund VP Large-Cap Growth	10.00	10.53	0.00
ProFund VP Large-Cap Value	10.00	10.79	0.00
ProFund VP Mid-Cap Growth	10.00	9.61	0.00
ProFund VP Mid-Cap Value	10.00	9.96	0.00
ProFund VP Money Market	10.00	10.05	0.00
ProFund VP Oil & Gas	10.00	10.24	0.00
ProFund VP OTC	10.00	10.12	0.00
ProFund VP Pharmaceuticals	10.00	10.81	0.00
ProFund VP Precious Metals	10.00	8.57	0.00
ProFund VP Real Estate	10.00	11.84	0.00
ProFund VP Rising Rates Opportunity	10.00	9.17	0.00
ProFund VP Semiconductor	10.00	8.99	0.00
ProFund VP Short Dow 30	10.00	9.20	0.00
ProFund VP Short Mid-Cap	10.00	10.11	0.00
ProFund VP Short OTC	10.00	9.75	0.00
ProFund VP Short Small-Cap	10.00	9.69	0.00
ProFund VP Small-Cap	10.00	9.97	6246.07
ProFund VP Small-Cap Growth	10.00	9.67	0.00
ProFund VP Small-Cap Value	10.00	10.12	0.00
ProFund VP Technology	10.00	10.26	0.00
ProFund VP Telecommunications	10.00	11.73	0.00
ProFund VP U.S. Government Plus	10.00	10.85	0.00
ProFund VP UltraBull	10.00	11.19	0.00
ProFund VP UltraMid-Cap	10.00	9.37	6525.68
ProFund VP UltraOTC	10.00	10.02	0.00
ProFund VP UltraSmall-Cap	10.00	9.87	0.00
ProFund VP Utilities	10.00	11.69	0.00
Rydex VT Dynamic Dow Fund	10.00	11.52	0.00
Rydex VT Dynamic OTC Fund	10.00	10.02	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.20	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.47	0.00
Rydex VT U.S. Government Money Market Fund	9.91	9.97	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.84	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.64	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.97	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.80	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.78	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.26	0.00

Table 31 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.50	0.00
AIM V.I. Global Real Estate Series II	10.00	12.62	0.00
AIM V.I. International Growth Series II	10.00	10.91	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.29	0.00
Alger American Small Capitalization	12.98	15.08	0.00
American Century VP Income & Growth Fund	10.87	12.30	0.00
American Century VP International Fund	12.08	14.59	0.00
American Century VP Large Company Value Fund	10.22	11.85	0.00
American Century VP Mid Cap Value Fund	10.58	12.32	0.00
American Century VP Ultra Fund	9.85	9.21	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.04	0.00
DireXion Dynamic HY Bond Fund	10.00	10.11	0.00
DireXion Evolution Managed Bond Fund	10.00	10.05	0.00
DireXion Evolution All-Cap Equity	10.00	9.72	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.04	0.00
Dreyfus VIF International Value Portfolio	10.00	10.48	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.45	11.35	0.00
PIMCO VIT All Asset Portfolio	10.00	10.73	0.00
PIMCO VIT High Yield Portfolio	10.00	10.41	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.12	0.00
PIMCO VIT Real Return Portfolio	10.00	10.04	0.00
PIMCO VIT Total Return Portfolio	10.00	10.24	0.00
ProFund Access VP High Yield	10.00	10.02	0.00
ProFund VP Asia 30	10.00	11.34	0.00
ProFund VP Banks	10.00	10.58	0.00
ProFund VP Basic Materials	10.00	9.81	0.00
ProFund VP Bear	10.00	9.34	0.00
ProFund VP Biotechnology	10.00	10.11	0.00
ProFund VP Bull	10.00	10.67	0.00
ProFund VP Consumer Goods	10.00	10.85	0.00
ProFund VP Consumer Services	10.00	10.69	0.00
ProFund VP Dow 30	10.00	11.18	0.00
ProFund VP Europe 30	10.00	10.30	0.00
ProFund VP Financials	10.00	10.88	0.00
ProFund VP Health Care	10.00	10.60	0.00
ProFund VP Industrials	10.00	9.94	0.00
ProFund VP Internet	10.00	9.90	0.00
ProFund VP Japan	10.00	10.23	0.00
ProFund VP Large-Cap Growth	10.00	10.52	0.00
ProFund VP Large-Cap Value	10.00	10.79	0.00
ProFund VP Mid-Cap Growth	10.00	9.60	0.00
ProFund VP Mid-Cap Value	10.00	9.96	0.00
ProFund VP Money Market	10.00	10.04	0.00
ProFund VP Oil & Gas	10.00	10.24	0.00
ProFund VP OTC	10.00	10.12	0.00
ProFund VP Pharmaceuticals	10.00	10.81	0.00
ProFund VP Precious Metals	10.00	8.57	0.00
ProFund VP Real Estate	10.00	11.84	0.00
ProFund VP Rising Rates Opportunity	10.00	9.17	0.00
ProFund VP Semiconductor	10.00	8.98	0.00
ProFund VP Short Dow 30	10.00	9.20	0.00
ProFund VP Short Mid-Cap	10.00	10.10	0.00
ProFund VP Short OTC	10.00	9.75	0.00
ProFund VP Short Small-Cap	10.00	9.69	0.00
ProFund VP Small-Cap	10.00	9.97	0.00
ProFund VP Small-Cap Growth	10.00	9.66	0.00
ProFund VP Small-Cap Value	10.00	10.11	0.00
ProFund VP Technology	10.00	10.26	0.00
ProFund VP Telecommunications	10.00	11.72	0.00
ProFund VP U.S. Government Plus	10.00	10.85	0.00
ProFund VP UltraBull	10.00	11.19	0.00
ProFund VP UltraMid-Cap	10.00	9.37	0.00
ProFund VP UltraOTC	10.00	10.02	0.00
ProFund VP UltraSmall-Cap	10.00	9.87	0.00
ProFund VP Utilities	10.00	11.69	0.00
Rydex VT Dynamic Dow Fund	10.00	11.51	0.00
Rydex VT Dynamic OTC Fund	10.00	10.01	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.20	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.46	0.00
Rydex VT U.S. Government Money Market Fund	9.10	9.15	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.84	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.63	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.96	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.80	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.77	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.26	0.00

Table 32 – 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up and 3% Roll-Up

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up

AIM V.I. Basic Value Series II	10.00	10.50	0.00
AIM V.I. Global Real Estate Series II	10.00	12.62	0.00
AIM V.I. International Growth Series II	10.00	10.90	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.29	0.00
Alger American Small Capitalization	10.00	10.19	0.00
American Century VP Income & Growth Fund	10.00	10.92	0.00
American Century VP International Fund	10.00	10.66	0.00
American Century VP Large Company Value Fund	10.00	11.03	0.00
American Century VP Mid Cap Value Fund	10.00	10.90	0.00
American Century VP Ultra Fund	10.00	9.57	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.80	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.03	0.00
DireXion Dynamic HY Bond Fund	10.00	10.11	0.00
DireXion Evolution Managed Bond Fund	10.00	10.04	0.00
DireXion Evolution All-Cap Equity	10.00	9.72	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.04	0.00
Dreyfus VIF International Value Portfolio	10.00	10.48	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.78	0.00
PIMCO VIT All Asset Portfolio	10.00	10.73	0.00
PIMCO VIT High Yield Portfolio	10.00	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.12	0.00
PIMCO VIT Real Return Portfolio	10.00	10.04	0.00
PIMCO VIT Total Return Portfolio	10.00	10.23	0.00
ProFund Access VP High Yield	10.00	10.02	0.00
ProFund VP Asia 30	10.00	11.33	0.00
ProFund VP Banks	10.00	10.58	0.00
ProFund VP Basic Materials	10.00	9.81	0.00
ProFund VP Bear	10.00	9.33	0.00
ProFund VP Biotechnology	10.00	10.11	0.00
ProFund VP Bull	10.00	10.66	0.00
ProFund VP Consumer Goods	10.00	10.85	0.00
ProFund VP Consumer Services	10.00	10.68	0.00
ProFund VP Dow 30	10.00	11.17	0.00
ProFund VP Europe 30	10.00	10.29	0.00
ProFund VP Financials	10.00	10.87	0.00
ProFund VP Health Care	10.00	10.60	0.00
ProFund VP Industrials	10.00	9.93	0.00
ProFund VP Internet	10.00	9.90	0.00
ProFund VP Japan	10.00	10.23	0.00
ProFund VP Large-Cap Growth	10.00	10.52	0.00
ProFund VP Large-Cap Value	10.00	10.78	0.00
ProFund VP Mid-Cap Growth	10.00	9.60	0.00
ProFund VP Mid-Cap Value	10.00	9.95	0.00
ProFund VP Money Market	10.00	10.04	0.00
ProFund VP Oil & Gas	10.00	10.23	0.00
ProFund VP OTC	10.00	10.12	0.00
ProFund VP Pharmaceuticals	10.00	10.81	0.00
ProFund VP Precious Metals	10.00	8.56	0.00
ProFund VP Real Estate	10.00	11.84	0.00
ProFund VP Rising Rates Opportunity	10.00	9.16	0.00
ProFund VP Semiconductor	10.00	8.98	0.00
ProFund VP Short Dow 30	10.00	9.20	0.00
ProFund VP Short Mid-Cap	10.00	10.10	0.00
ProFund VP Short OTC	10.00	9.74	0.00
ProFund VP Short Small-Cap	10.00	9.69	0.00
ProFund VP Small-Cap	10.00	9.97	0.00
ProFund VP Small-Cap Growth	10.00	9.66	0.00
ProFund VP Small-Cap Value	10.00	10.11	0.00
ProFund VP Technology	10.00	10.26	0.00
ProFund VP Telecommunications	10.00	11.72	0.00
ProFund VP U.S. Government Plus	10.00	10.85	0.00
ProFund VP UltraBull	10.00	11.18	0.00
ProFund VP UltraMid-Cap	10.00	9.37	0.00
ProFund VP UltraOTC	10.00	10.02	0.00
ProFund VP UltraSmall-Cap	10.00	9.87	0.00
ProFund VP Utilities	10.00	11.68	0.00
Rydex VT Dynamic Dow Fund	10.00	11.51	0.00
Rydex VT Dynamic OTC Fund	10.00	10.01	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.19	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.46	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.05	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.83	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.77	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.63	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.96	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.80	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.77	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.26	0.00

Table 33 – 3.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up GMIB Plus Rider; and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider and 5% Extra Credit Rider;

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 3% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.50	0.00
AIM V.I. Global Real Estate Series II	10.00	12.61	0.00
AIM V.I. International Growth Series II	10.00	10.90	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.28	0.00
Alger American Small Capitalization	12.93	15.00	0.00
American Century VP Income & Growth Fund	10.83	12.24	0.00
American Century VP International Fund	12.03	14.52	0.00
American Century VP Large Company Value Fund	10.21	11.83	0.00
American Century VP Mid Cap Value Fund	10.57	12.29	0.00
American Century VP Ultra Fund	9.84	9.20	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.80	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.03	0.00
DireXion Dynamic HY Bond Fund	10.00	10.11	0.00
DireXion Evolution Managed Bond Fund	10.00	10.04	0.00
DireXion Evolution All-Cap Equity	10.00	9.72	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.04	0.00
Dreyfus VIF International Value Portfolio	10.00	10.47	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.44	11.33	0.00
PIMCO VIT All Asset Portfolio	10.00	10.72	0.00
PIMCO VIT High Yield Portfolio	10.00	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.11	0.00
PIMCO VIT Real Return Portfolio	10.00	10.03	0.00
PIMCO VIT Total Return Portfolio	10.00	10.23	0.00
ProFund Access VP High Yield	10.00	10.02	0.00
ProFund VP Asia 30	10.00	11.33	0.00
ProFund VP Banks	10.00	10.58	0.00
ProFund VP Basic Materials	10.00	9.80	0.00
ProFund VP Bear	10.00	9.33	0.00
ProFund VP Biotechnology	10.00	10.11	0.00
ProFund VP Bull	10.00	10.66	0.00
ProFund VP Consumer Goods	10.00	10.84	0.00
ProFund VP Consumer Services	10.00	10.68	0.00
ProFund VP Dow 30	10.00	11.17	0.00
ProFund VP Europe 30	10.00	10.29	0.00
ProFund VP Financials	10.00	10.87	0.00
ProFund VP Health Care	10.00	10.59	0.00
ProFund VP Industrials	10.00	9.93	0.00
ProFund VP Internet	10.00	9.89	0.00
ProFund VP Japan	10.00	10.22	0.00
ProFund VP Large-Cap Growth	10.00	10.52	0.00
ProFund VP Large-Cap Value	10.00	10.78	0.00
ProFund VP Mid-Cap Growth	10.00	9.60	0.00
ProFund VP Mid-Cap Value	10.00	9.95	0.00
ProFund VP Money Market	10.00	10.04	0.00
ProFund VP Oil & Gas	10.00	10.23	0.00
ProFund VP OTC	10.00	10.11	0.00
ProFund VP Pharmaceuticals	10.00	10.80	0.00
ProFund VP Precious Metals	10.00	8.56	0.00
ProFund VP Real Estate	10.00	11.83	0.00
ProFund VP Rising Rates Opportunity	10.00	9.16	0.00
ProFund VP Semiconductor	10.00	8.98	0.00
ProFund VP Short Dow 30	10.00	9.19	0.00
ProFund VP Short Mid-Cap	10.00	10.10	0.00
ProFund VP Short OTC	10.00	9.74	0.00
ProFund VP Short Small-Cap	10.00	9.68	0.00
ProFund VP Small-Cap	10.00	9.97	2919.61
ProFund VP Small-Cap Growth	10.00	9.66	0.00
ProFund VP Small-Cap Value	10.00	10.11	0.00
ProFund VP Technology	10.00	10.25	0.00
ProFund VP Telecommunications	10.00	11.72	0.00
ProFund VP U.S. Government Plus	10.00	10.84	0.00
ProFund VP UltraBull	10.00	11.18	0.00
ProFund VP UltraMid-Cap	10.00	9.36	3050.32
ProFund VP UltraOTC	10.00	10.01	0.00
ProFund VP UltraSmall-Cap	10.00	9.86	0.00
ProFund VP Utilities	10.00	11.68	0.00
Rydex VT Dynamic Dow Fund	10.00	11.51	0.00
Rydex VT Dynamic OTC Fund	10.00	10.01	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.19	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.46	0.00
Rydex VT U.S. Government Money Market Fund	9.07	9.11	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.83	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.77	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.62	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.96	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.79	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.77	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.25	0.00

Table 34 – 3.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.49	0.00
AIM V.I. Global Real Estate Series II	10.00	12.61	0.00
AIM V.I. International Growth Series II	10.00	10.90	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.28	0.00
Alger American Small Capitalization	10.61	12.31	0.00
American Century VP Income & Growth Fund	10.08	11.38	0.00
American Century VP International Fund	10.67	12.87	0.00
American Century VP Large Company Value Fund	10.18	11.78	0.00
American Century VP Mid Cap Value Fund	10.14	11.79	0.00
American Century VP Ultra Fund	10.20	9.52	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.80	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.03	0.00
DireXion Dynamic HY Bond Fund	10.00	10.10	0.00
DireXion Evolution Managed Bond Fund	10.00	10.04	0.00
DireXion Evolution All-Cap Equity	10.00	9.71	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.03	0.00
Dreyfus VIF International Value Portfolio	10.00	10.47	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.03	10.89	0.00
PIMCO VIT All Asset Portfolio	10.00	10.72	0.00
PIMCO VIT High Yield Portfolio	10.00	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.11	0.00
PIMCO VIT Real Return Portfolio	10.00	10.03	0.00
PIMCO VIT Total Return Portfolio	10.00	10.23	0.00
ProFund Access VP High Yield	10.00	10.01	0.00
ProFund VP Asia 30	10.00	11.32	0.00
ProFund VP Banks	10.00	10.57	0.00
ProFund VP Basic Materials	10.00	9.80	0.00
ProFund VP Bear	10.00	9.33	0.00
ProFund VP Biotechnology	10.00	10.10	0.00
ProFund VP Bull	10.00	10.66	0.00
ProFund VP Consumer Goods	10.00	10.84	0.00
ProFund VP Consumer Services	10.00	10.68	0.00
ProFund VP Dow 30	10.00	11.17	0.00
ProFund VP Europe 30	10.00	10.29	0.00
ProFund VP Financials	10.00	10.87	0.00
ProFund VP Health Care	10.00	10.59	0.00
ProFund VP Industrials	10.00	9.93	0.00
ProFund VP Internet	10.00	9.89	0.00
ProFund VP Japan	10.00	10.22	0.00
ProFund VP Large-Cap Growth	10.00	10.51	0.00
ProFund VP Large-Cap Value	10.00	10.78	0.00
ProFund VP Mid-Cap Growth	10.00	9.59	0.00
ProFund VP Mid-Cap Value	10.00	9.95	0.00
ProFund VP Money Market	10.00	10.03	0.00
ProFund VP Oil & Gas	10.00	10.23	0.00
ProFund VP OTC	10.00	10.11	0.00
ProFund VP Pharmaceuticals	10.00	10.80	0.00
ProFund VP Precious Metals	10.00	8.56	0.00
ProFund VP Real Estate	10.00	11.83	0.00
ProFund VP Rising Rates Opportunity	10.00	9.16	0.00
ProFund VP Semiconductor	10.00	8.97	0.00
ProFund VP Short Dow 30	10.00	9.19	0.00
ProFund VP Short Mid-Cap	10.00	10.09	0.00
ProFund VP Short OTC	10.00	9.74	0.00
ProFund VP Short Small-Cap	10.00	9.68	0.00
ProFund VP Small-Cap	10.00	9.96	0.00
ProFund VP Small-Cap Growth	10.00	9.65	0.00
ProFund VP Small-Cap Value	10.00	10.10	0.00
ProFund VP Technology	10.00	10.25	0.00
ProFund VP Telecommunications	10.00	11.71	0.00
ProFund VP U.S. Government Plus	10.00	10.84	0.00
ProFund VP UltraBull	10.00	11.18	0.00
ProFund VP UltraMid-Cap	10.00	9.36	0.00
ProFund VP UltraOTC	10.00	10.01	0.00
ProFund VP UltraSmall-Cap	10.00	9.86	0.00
ProFund VP Utilities	10.00	11.68	0.00
Rydex VT Dynamic Dow Fund	10.00	11.50	0.00
Rydex VT Dynamic OTC Fund	10.00	10.00	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.19	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.46	0.00
Rydex VT U.S. Government Money Market Fund	9.97	10.01	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.83	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.77	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.62	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.95	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.79	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.76	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.25	0.00

Table 35 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.49	0.00
AIM V.I. Global Real Estate Series II	10.00	12.61	0.00
AIM V.I. International Growth Series II	10.00	10.89	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.28	0.00
Alger American Small Capitalization	10.00	10.18	0.00
American Century VP Income & Growth Fund	10.00	10.91	0.00
American Century VP International Fund	10.00	10.65	0.00
American Century VP Large Company Value Fund	10.00	11.02	0.00
American Century VP Mid Cap Value Fund	10.00	10.89	0.00
American Century VP Ultra Fund	10.00	9.56	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.02	0.00
DireXion Dynamic HY Bond Fund	10.00	10.10	0.00
DireXion Evolution Managed Bond Fund	10.00	10.03	0.00
DireXion Evolution All-Cap Equity	10.00	9.71	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.03	0.00
Dreyfus VIF International Value Portfolio	10.00	10.47	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.77	0.00
PIMCO VIT All Asset Portfolio	10.00	10.72	0.00
PIMCO VIT High Yield Portfolio	10.00	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.11	0.00
PIMCO VIT Real Return Portfolio	10.00	10.03	0.00
PIMCO VIT Total Return Portfolio	10.00	10.22	0.00
ProFund Access VP High Yield	10.00	10.01	0.00
ProFund VP Asia 30	10.00	11.32	0.00
ProFund VP Banks	10.00	10.57	0.00
ProFund VP Basic Materials	10.00	9.80	0.00
ProFund VP Bear	10.00	9.32	0.00
ProFund VP Biotechnology	10.00	10.10	0.00
ProFund VP Bull	10.00	10.65	0.00
ProFund VP Consumer Goods	10.00	10.84	0.00
ProFund VP Consumer Services	10.00	10.67	0.00
ProFund VP Dow 30	10.00	11.16	0.00
ProFund VP Europe 30	10.00	10.28	0.00
ProFund VP Financials	10.00	10.86	0.00
ProFund VP Health Care	10.00	10.59	0.00
ProFund VP Industrials	10.00	9.92	0.00
ProFund VP Internet	10.00	9.89	0.00
ProFund VP Japan	10.00	10.22	0.00
ProFund VP Large-Cap Growth	10.00	10.51	0.00
ProFund VP Large-Cap Value	10.00	10.77	0.00
ProFund VP Mid-Cap Growth	10.00	9.59	0.00
ProFund VP Mid-Cap Value	10.00	9.94	0.00
ProFund VP Money Market	10.00	10.03	0.00
ProFund VP Oil & Gas	10.00	10.22	0.00
ProFund VP OTC	10.00	10.11	0.00
ProFund VP Pharmaceuticals	10.00	10.80	0.00
ProFund VP Precious Metals	10.00	8.55	0.00
ProFund VP Real Estate	10.00	11.82	0.00
ProFund VP Rising Rates Opportunity	10.00	9.15	0.00
ProFund VP Semiconductor	10.00	8.97	0.00
ProFund VP Short Dow 30	10.00	9.19	0.00
ProFund VP Short Mid-Cap	10.00	10.09	0.00
ProFund VP Short OTC	10.00	9.73	0.00
ProFund VP Short Small-Cap	10.00	9.68	0.00
ProFund VP Small-Cap	10.00	9.96	0.00
ProFund VP Small-Cap Growth	10.00	9.65	0.00
ProFund VP Small-Cap Value	10.00	10.10	0.00
ProFund VP Technology	10.00	10.25	0.00
ProFund VP Telecommunications	10.00	11.71	0.00
ProFund VP U.S. Government Plus	10.00	10.84	0.00
ProFund VP UltraBull	10.00	11.17	0.00
ProFund VP UltraMid-Cap	10.00	9.36	0.00
ProFund VP UltraOTC	10.00	10.01	0.00
ProFund VP UltraSmall-Cap	10.00	9.86	0.00
ProFund VP Utilities	10.00	11.67	0.00
Rydex VT Dynamic Dow Fund	10.00	11.50	0.00
Rydex VT Dynamic OTC Fund	10.00	10.00	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.18	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.45	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.04	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.82	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.62	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.95	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.79	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.76	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.24	0.00

Table 36 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.49	0.00
AIM V.I. Global Real Estate Series II	10.00	12.60	0.00
AIM V.I. International Growth Series II	10.00	10.89	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.27	0.00
Alger American Small Capitalization	10.61	12.30	0.00
American Century VP Income & Growth Fund	10.08	11.37	0.00
American Century VP International Fund	10.67	12.85	0.00
American Century VP Large Company Value Fund	10.17	11.77	0.00
American Century VP Mid Cap Value Fund	10.14	11.77	0.00
American Century VP Ultra Fund	10.19	9.51	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.02	0.00
DireXion Dynamic HY Bond Fund	10.00	10.10	0.00
DireXion Evolution Managed Bond Fund	10.00	10.03	0.00
DireXion Evolution All-Cap Equity	10.00	9.71	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.03	0.00
Dreyfus VIF International Value Portfolio	10.00	10.46	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.03	10.87	0.00
PIMCO VIT All Asset Portfolio	10.00	10.71	0.00
PIMCO VIT High Yield Portfolio	10.00	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.10	0.00
PIMCO VIT Real Return Portfolio	10.00	10.02	0.00
PIMCO VIT Total Return Portfolio	10.00	10.22	0.00
ProFund Access VP High Yield	10.00	10.01	0.00
ProFund VP Asia 30	10.00	11.32	0.00
ProFund VP Banks	10.00	10.57	0.00
ProFund VP Basic Materials	10.00	9.79	0.00
ProFund VP Bear	10.00	9.32	0.00
ProFund VP Biotechnology	10.00	10.09	0.00
ProFund VP Bull	10.00	10.65	0.00
ProFund VP Consumer Goods	10.00	10.83	0.00
ProFund VP Consumer Services	10.00	10.67	0.00
ProFund VP Dow 30	10.00	11.16	0.00
ProFund VP Europe 30	10.00	10.28	0.00
ProFund VP Financials	10.00	10.86	0.00
ProFund VP Health Care	10.00	10.58	0.00
ProFund VP Industrials	10.00	9.92	0.00
ProFund VP Internet	10.00	9.88	0.00
ProFund VP Japan	10.00	10.21	0.00
ProFund VP Large-Cap Growth	10.00	10.51	0.00
ProFund VP Large-Cap Value	10.00	10.77	0.00
ProFund VP Mid-Cap Growth	10.00	9.59	0.00
ProFund VP Mid-Cap Value	10.00	9.94	0.00
ProFund VP Money Market	10.00	10.03	3348.88
ProFund VP Oil & Gas	10.00	10.22	0.00
ProFund VP OTC	10.00	10.10	0.00
ProFund VP Pharmaceuticals	10.00	10.79	0.00
ProFund VP Precious Metals	10.00	8.55	0.00
ProFund VP Real Estate	10.00	11.82	0.00
ProFund VP Rising Rates Opportunity	10.00	9.15	0.00
ProFund VP Semiconductor	10.00	8.97	0.00
ProFund VP Short Dow 30	10.00	9.18	0.00
ProFund VP Short Mid-Cap	10.00	10.09	0.00
ProFund VP Short OTC	10.00	9.73	0.00
ProFund VP Short Small-Cap	10.00	9.67	0.00
ProFund VP Small-Cap	10.00	9.96	0.00
ProFund VP Small-Cap Growth	10.00	9.65	0.00
ProFund VP Small-Cap Value	10.00	10.10	0.00
ProFund VP Technology	10.00	10.24	0.00
ProFund VP Telecommunications	10.00	11.70	0.00
ProFund VP U.S. Government Plus	10.00	10.83	0.00
ProFund VP UltraBull	10.00	11.17	0.00
ProFund VP UltraMid-Cap	10.00	9.35	0.00
ProFund VP UltraOTC	10.00	10.00	0.00
ProFund VP UltraSmall-Cap	10.00	9.86	0.00
ProFund VP Utilities	10.00	11.67	0.00
Rydex VT Dynamic Dow Fund	10.00	11.50	0.00
Rydex VT Dynamic OTC Fund	10.00	10.00	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.18	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.45	0.00
Rydex VT U.S. Government Money Market Fund	9.97	10.00	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.82	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.61	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.95	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.78	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.76	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.24	0.00

Table 37 – 3.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider;

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

AIM V.I. Basic Value Series II	10.00	10.48	0.00
AIM V.I. Global Real Estate Series II	10.00	12.60	0.00
AIM V.I. International Growth Series II	10.00	10.89	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.27	0.00
Alger American Small Capitalization	10.00	10.17	0.00
American Century VP Income & Growth Fund	10.00	10.91	0.00
American Century VP International Fund	10.00	10.64	0.00
American Century VP Large Company Value Fund	10.00	11.01	0.00
American Century VP Mid Cap Value Fund	10.00	10.89	0.00
American Century VP Ultra Fund	10.00	9.56	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.01	0.00
DireXion Dynamic HY Bond Fund	10.00	10.09	0.00
DireXion Evolution Managed Bond Fund	10.00	10.03	0.00
DireXion Evolution All-Cap Equity	10.00	9.70	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.02	0.00
Dreyfus VIF International Value Portfolio	10.00	10.46	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.76	0.00
PIMCO VIT All Asset Portfolio	10.00	10.71	0.00
PIMCO VIT High Yield Portfolio	10.00	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.10	0.00
PIMCO VIT Real Return Portfolio	10.00	10.02	0.00
PIMCO VIT Total Return Portfolio	10.00	10.22	0.00
ProFund Access VP High Yield	10.00	10.00	0.00
ProFund VP Asia 30	10.00	11.31	0.00
ProFund VP Banks	10.00	10.56	0.00
ProFund VP Basic Materials	10.00	9.79	0.00
ProFund VP Bear	10.00	9.32	0.00
ProFund VP Biotechnology	10.00	10.09	0.00
ProFund VP Bull	10.00	10.65	0.00
ProFund VP Consumer Goods	10.00	10.83	0.00
ProFund VP Consumer Services	10.00	10.67	0.00
ProFund VP Dow 30	10.00	11.15	0.00
ProFund VP Europe 30	10.00	10.28	0.00
ProFund VP Financials	10.00	10.85	0.00
ProFund VP Health Care	10.00	10.58	0.00
ProFund VP Industrials	10.00	9.92	0.00
ProFund VP Internet	10.00	9.88	0.00
ProFund VP Japan	10.00	10.21	0.00
ProFund VP Large-Cap Growth	10.00	10.50	0.00
ProFund VP Large-Cap Value	10.00	10.76	0.00
ProFund VP Mid-Cap Growth	10.00	9.58	0.00
ProFund VP Mid-Cap Value	10.00	9.94	0.00
ProFund VP Money Market	10.00	10.02	0.00
ProFund VP Oil & Gas	10.00	10.22	0.00
ProFund VP OTC	10.00	10.10	0.00
ProFund VP Pharmaceuticals	10.00	10.79	0.00
ProFund VP Precious Metals	10.00	8.55	0.00
ProFund VP Real Estate	10.00	11.82	0.00
ProFund VP Rising Rates Opportunity	10.00	9.15	0.00
ProFund VP Semiconductor	10.00	8.97	0.00
ProFund VP Short Dow 30	10.00	9.18	0.00
ProFund VP Short Mid-Cap	10.00	10.08	0.00
ProFund VP Short OTC	10.00	9.73	0.00
ProFund VP Short Small-Cap	10.00	9.67	0.00
ProFund VP Small-Cap	10.00	9.95	0.00
ProFund VP Small-Cap Growth	10.00	9.64	0.00
ProFund VP Small-Cap Value	10.00	10.09	0.00
ProFund VP Technology	10.00	10.24	0.00
ProFund VP Telecommunications	10.00	11.70	0.00
ProFund VP U.S. Government Plus	10.00	10.83	0.00
ProFund VP UltraBull	10.00	11.17	0.00
ProFund VP UltraMid-Cap	10.00	9.35	0.00
ProFund VP UltraOTC	10.00	10.00	0.00
ProFund VP UltraSmall-Cap	10.00	9.85	0.00
ProFund VP Utilities	10.00	11.66	0.00
Rydex VT Dynamic Dow Fund	10.00	11.49	0.00
Rydex VT Dynamic OTC Fund	10.00	9.99	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.18	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.45	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.03	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.82	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.61	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.94	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.78	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.75	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.24	0.00

Table 38 – 3.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	11.92	14.34	0.00
AIM V.I. Global Real Estate Series II	10.73	12.09	0.00
AIM V.I. International Growth Series II	12.80	14.82	0.00
AIM V.I. Mid Cap Core Equity Series II	8.99	9.00	0.00
Alger American Small Capitalization	10.19	11.77	0.00
American Century VP Income & Growth Fund	10.54	12.23	0.00
American Century VP International Fund	9.82	9.15	0.00
American Century VP Large Company Value Fund	10.41	11.27	0.00
American Century VP Mid Cap Value Fund	8.93	9.78	0.00
American Century VP Ultra Fund	9.52	11.01	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	11.02	0.00
Credit Suisse Trust - Large Cap Value Portfolio	8.87	10.46	0.00
DireXion Dynamic HY Bond Fund	9.83	10.39	0.00
DireXion Evolution Managed Bond Fund	9.58	10.48	0.00
DireXion Evolution All-Cap Equity	9.07	12.59	0.00
Dreyfus VIF Appreciation Portfolio	8.82	10.88	0.00
Dreyfus VIF International Value Portfolio	9.58	10.27	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	10.10	0.00
PIMCO VIT All Asset Portfolio	10.00	10.02	0.00
PIMCO VIT High Yield Portfolio	10.00	10.21	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.02	0.00
PIMCO VIT Real Return Portfolio	10.00	9.70	0.00
PIMCO VIT Total Return Portfolio	10.00	10.00	0.00
ProFund Access VP High Yield	10.00	11.31	0.00
ProFund VP Asia 30	10.00	10.56	0.00
ProFund VP Banks	10.00	9.79	0.00
ProFund VP Basic Materials	10.00	9.32	0.00
ProFund VP Bear	10.00	10.09	0.00
ProFund VP Biotechnology	10.00	10.64	0.00
ProFund VP Bull	10.00	10.83	0.00
ProFund VP Consumer Goods	10.00	10.66	0.00
ProFund VP Consumer Services	10.00	11.15	0.00
ProFund VP Dow 30	10.00	10.27	0.00
ProFund VP Europe 30	10.00	10.85	0.00
ProFund VP Financials	10.00	10.57	0.00
ProFund VP Health Care	10.00	9.91	0.00
ProFund VP Industrials	10.00	9.88	0.00
ProFund VP Internet	10.00	10.21	0.00
ProFund VP Japan	10.00	10.50	0.00
ProFund VP Large-Cap Growth	10.00	10.76	0.00
ProFund VP Large-Cap Value	10.00	9.58	0.00
ProFund VP Mid-Cap Growth	10.00	9.94	0.00
ProFund VP Mid-Cap Value	10.00	10.02	0.00
ProFund VP Money Market	10.00	10.21	0.00
ProFund VP Oil & Gas	10.00	10.10	0.00
ProFund VP OTC	10.00	10.79	0.00
ProFund VP Pharmaceuticals	10.00	8.55	0.00
ProFund VP Precious Metals	10.00	11.81	0.00
ProFund VP Real Estate	10.00	9.14	0.00
ProFund VP Rising Rates Opportunity	10.00	8.96	0.00
ProFund VP Semiconductor	10.00	9.18	0.00
ProFund VP Short Dow 30	10.00	10.08	0.00
ProFund VP Short Mid-Cap	10.00	9.72	0.00
ProFund VP Short OTC	10.00	9.67	0.00
ProFund VP Short Small-Cap	10.00	9.95	0.00
ProFund VP Small-Cap	10.00	9.64	0.00
ProFund VP Small-Cap Growth	10.00	10.09	0.00
ProFund VP Small-Cap Value	10.00	10.24	0.00
ProFund VP Technology	10.00	11.70	0.00
ProFund VP Telecommunications	10.00	10.83	0.00
ProFund VP U.S. Government Plus	10.00	11.16	0.00
ProFund VP UltraBull	10.00	9.35	0.00
ProFund VP UltraMid-Cap	10.00	10.00	0.00
ProFund VP UltraOTC	10.00	9.85	0.00
ProFund VP UltraSmall-Cap	10.00	11.66	0.00
ProFund VP Utilities	10.00	11.49	0.00
Rydex VT Dynamic Dow Fund	10.00	9.99	0.00
Rydex VT Dynamic OTC Fund	10.00	11.17	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	8.44	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	10.75	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.61	0.00
Van Eck Worldwide Hard Assets Fund	10.00	10.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	9.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	12.23	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	10.09	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	9.81	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	10.71	0.00

Table 39 – 3.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.48	0.00
AIM V.I. Global Real Estate Series II	10.00	12.59	0.00
AIM V.I. International Growth Series II	10.00	10.88	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.26	0.00
Alger American Small Capitalization	10.00	10.16	0.00
American Century VP Income & Growth Fund	10.00	10.90	0.00
American Century VP International Fund	10.00	10.63	0.00
American Century VP Large Company Value Fund	10.00	11.01	0.00
American Century VP Mid Cap Value Fund	10.00	10.88	0.00
American Century VP Ultra Fund	10.00	9.55	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.78	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.01	0.00
DireXion Dynamic HY Bond Fund	10.00	10.09	0.00
DireXion Evolution Managed Bond Fund	10.00	10.02	0.00
DireXion Evolution All-Cap Equity	10.00	9.70	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.02	0.00
Dreyfus VIF International Value Portfolio	10.00	10.45	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.75	0.00
PIMCO VIT All Asset Portfolio	10.00	10.70	0.00
PIMCO VIT High Yield Portfolio	10.00	10.38	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.09	0.00
PIMCO VIT Real Return Portfolio	10.00	10.01	0.00
PIMCO VIT Total Return Portfolio	10.00	10.21	0.00
ProFund Access VP High Yield	10.00	10.00	0.00
ProFund VP Asia 30	10.00	11.31	0.00
ProFund VP Banks	10.00	10.56	0.00
ProFund VP Basic Materials	10.00	9.78	0.00
ProFund VP Bear	10.00	9.31	0.00
ProFund VP Biotechnology	10.00	10.08	0.00
ProFund VP Bull	10.00	10.64	0.00
ProFund VP Consumer Goods	10.00	10.82	0.00
ProFund VP Consumer Services	10.00	10.66	0.00
ProFund VP Dow 30	10.00	11.15	0.00
ProFund VP Europe 30	10.00	10.27	0.00
ProFund VP Financials	10.00	10.85	0.00
ProFund VP Health Care	10.00	10.57	0.00
ProFund VP Industrials	10.00	9.91	0.00
ProFund VP Internet	10.00	9.87	0.00
ProFund VP Japan	10.00	10.20	0.00
ProFund VP Large-Cap Growth	10.00	10.50	0.00
ProFund VP Large-Cap Value	10.00	10.76	0.00
ProFund VP Mid-Cap Growth	10.00	9.58	0.00
ProFund VP Mid-Cap Value	10.00	9.93	0.00
ProFund VP Money Market	10.00	10.02	0.00
ProFund VP Oil & Gas	10.00	10.21	0.00
ProFund VP OTC	10.00	10.09	0.00
ProFund VP Pharmaceuticals	10.00	10.78	0.00
ProFund VP Precious Metals	10.00	8.54	0.00
ProFund VP Real Estate	10.00	11.81	0.00
ProFund VP Rising Rates Opportunity	10.00	9.14	0.00
ProFund VP Semiconductor	10.00	8.96	0.00
ProFund VP Short Dow 30	10.00	9.18	0.00
ProFund VP Short Mid-Cap	10.00	10.08	0.00
ProFund VP Short OTC	10.00	9.72	0.00
ProFund VP Short Small-Cap	10.00	9.66	0.00
ProFund VP Small-Cap	10.00	9.95	0.00
ProFund VP Small-Cap Growth	10.00	9.64	0.00
ProFund VP Small-Cap Value	10.00	10.09	0.00
ProFund VP Technology	10.00	10.23	0.00
ProFund VP Telecommunications	10.00	11.69	0.00
ProFund VP U.S. Government Plus	10.00	10.82	0.00
ProFund VP UltraBull	10.00	11.16	0.00
ProFund VP UltraMid-Cap	10.00	9.35	0.00
ProFund VP UltraOTC	10.00	9.99	0.00
ProFund VP UltraSmall-Cap	10.00	9.85	0.00
ProFund VP Utilities	10.00	11.66	0.00
Rydex VT Dynamic Dow Fund	10.00	11.48	0.00
Rydex VT Dynamic OTC Fund	10.00	9.99	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.17	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.44	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.03	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.81	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.60	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.94	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.75	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.23	0.00

Table 40 – 3.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.47	0.00
AIM V.I. Global Real Estate Series II	10.00	12.58	0.00
AIM V.I. International Growth Series II	10.00	10.88	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.26	0.00
Alger American Small Capitalization	10.00	10.16	0.00
American Century VP Income & Growth Fund	10.00	10.90	0.00
American Century VP International Fund	10.00	10.63	0.00
American Century VP Large Company Value Fund	10.00	11.00	0.00
American Century VP Mid Cap Value Fund	10.00	10.88	0.00
American Century VP Ultra Fund	10.00	9.55	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.78	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.00	0.00
DireXion Dynamic HY Bond Fund	10.00	10.08	0.00
DireXion Evolution Managed Bond Fund	10.00	10.02	0.00
DireXion Evolution All-Cap Equity	10.00	9.69	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.01	0.00
Dreyfus VIF International Value Portfolio	10.00	10.45	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.75	0.00
PIMCO VIT All Asset Portfolio	10.00	10.70	0.00
PIMCO VIT High Yield Portfolio	10.00	10.37	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.09	0.00
PIMCO VIT Real Return Portfolio	10.00	10.01	0.00
PIMCO VIT Total Return Portfolio	10.00	10.21	0.00
ProFund Access VP High Yield	10.00	9.99	0.00
ProFund VP Asia 30	10.00	11.30	0.00
ProFund VP Banks	10.00	10.55	0.00
ProFund VP Basic Materials	10.00	9.78	0.00
ProFund VP Bear	10.00	9.31	0.00
ProFund VP Biotechnology	10.00	10.08	0.00
ProFund VP Bull	10.00	10.64	0.00
ProFund VP Consumer Goods	10.00	10.82	0.00
ProFund VP Consumer Services	10.00	10.66	0.00
ProFund VP Dow 30	10.00	11.14	0.00
ProFund VP Europe 30	10.00	10.27	0.00
ProFund VP Financials	10.00	10.84	0.00
ProFund VP Health Care	10.00	10.57	0.00
ProFund VP Industrials	10.00	9.91	0.00
ProFund VP Internet	10.00	9.87	0.00
ProFund VP Japan	10.00	10.20	0.00
ProFund VP Large-Cap Growth	10.00	10.49	0.00
ProFund VP Large-Cap Value	10.00	10.75	0.00
ProFund VP Mid-Cap Growth	10.00	9.57	0.00
ProFund VP Mid-Cap Value	10.00	9.93	0.00
ProFund VP Money Market	10.00	10.01	0.00
ProFund VP Oil & Gas	10.00	10.21	0.00
ProFund VP OTC	10.00	10.09	0.00
ProFund VP Pharmaceuticals	10.00	10.78	0.00
ProFund VP Precious Metals	10.00	8.54	0.00
ProFund VP Real Estate	10.00	11.81	0.00
ProFund VP Rising Rates Opportunity	10.00	9.14	0.00
ProFund VP Semiconductor	10.00	8.96	0.00
ProFund VP Short Dow 30	10.00	9.17	0.00
ProFund VP Short Mid-Cap	10.00	10.07	0.00
ProFund VP Short OTC	10.00	9.72	0.00
ProFund VP Short Small-Cap	10.00	9.66	0.00
ProFund VP Small-Cap	10.00	9.94	0.00
ProFund VP Small-Cap Growth	10.00	9.63	0.00
ProFund VP Small-Cap Value	10.00	10.08	0.00
ProFund VP Technology	10.00	10.23	0.00
ProFund VP Telecommunications	10.00	11.69	0.00
ProFund VP U.S. Government Plus	10.00	10.82	0.00
ProFund VP UltraBull	10.00	11.15	0.00
ProFund VP UltraMid-Cap	10.00	9.34	0.00
ProFund VP UltraOTC	10.00	9.99	0.00
ProFund VP UltraSmall-Cap	10.00	9.84	0.00
ProFund VP Utilities	10.00	11.65	0.00
Rydex VT Dynamic Dow Fund	10.00	11.48	0.00
Rydex VT Dynamic OTC Fund	10.00	9.98	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.16	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.44	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.02	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.81	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.60	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.93	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.74	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.22	0.00

Table 41 – 3.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.47	0.00
AIM V.I. Global Real Estate Series II	10.00	12.58	0.00
AIM V.I. International Growth Series II	10.00	10.87	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.26	0.00
Alger American Small Capitalization	10.00	10.16	0.00
American Century VP Income & Growth Fund	10.00	10.89	0.00
American Century VP International Fund	10.00	10.63	0.00
American Century VP Large Company Value Fund	10.00	11.00	0.00
American Century VP Mid Cap Value Fund	10.00	10.87	0.00
American Century VP Ultra Fund	10.00	9.54	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.00	0.00
DireXion Dynamic HY Bond Fund	10.00	10.08	0.00
DireXion Evolution Managed Bond Fund	10.00	10.01	0.00
DireXion Evolution All-Cap Equity	10.00	9.69	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.01	0.00
Dreyfus VIF International Value Portfolio	10.00	10.45	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.75	0.00
PIMCO VIT All Asset Portfolio	10.00	10.70	0.00
PIMCO VIT High Yield Portfolio	10.00	10.37	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.09	0.00
PIMCO VIT Real Return Portfolio	10.00	10.01	0.00
PIMCO VIT Total Return Portfolio	10.00	10.20	0.00
ProFund Access VP High Yield	10.00	9.99	0.00
ProFund VP Asia 30	10.00	11.30	0.00
ProFund VP Banks	10.00	10.55	0.00
ProFund VP Basic Materials	10.00	9.78	0.00
ProFund VP Bear	10.00	9.31	0.00
ProFund VP Biotechnology	10.00	10.08	0.00
ProFund VP Bull	10.00	10.63	0.00
ProFund VP Consumer Goods	10.00	10.81	0.00
ProFund VP Consumer Services	10.00	10.65	0.00
ProFund VP Dow 30	10.00	11.14	0.00
ProFund VP Europe 30	10.00	10.26	0.00
ProFund VP Financials	10.00	10.84	0.00
ProFund VP Health Care	10.00	10.56	0.00
ProFund VP Industrials	10.00	9.90	0.00
ProFund VP Internet	10.00	9.87	0.00
ProFund VP Japan	10.00	10.20	0.00
ProFund VP Large-Cap Growth	10.00	10.49	0.00
ProFund VP Large-Cap Value	10.00	10.75	0.00
ProFund VP Mid-Cap Growth	10.00	9.57	0.00
ProFund VP Mid-Cap Value	10.00	9.93	0.00
ProFund VP Money Market	10.00	10.01	0.00
ProFund VP Oil & Gas	10.00	10.20	0.00
ProFund VP OTC	10.00	10.09	0.00
ProFund VP Pharmaceuticals	10.00	10.78	0.00
ProFund VP Precious Metals	10.00	8.54	0.00
ProFund VP Real Estate	10.00	11.80	0.00
ProFund VP Rising Rates Opportunity	10.00	9.14	0.00
ProFund VP Semiconductor	10.00	8.95	0.00
ProFund VP Short Dow 30	10.00	9.17	0.00
ProFund VP Short Mid-Cap	10.00	10.07	0.00
ProFund VP Short OTC	10.00	9.72	0.00
ProFund VP Short Small-Cap	10.00	9.66	0.00
ProFund VP Small-Cap	10.00	9.94	0.00
ProFund VP Small-Cap Growth	10.00	9.63	0.00
ProFund VP Small-Cap Value	10.00	10.08	0.00
ProFund VP Technology	10.00	10.23	0.00
ProFund VP Telecommunications	10.00	11.69	0.00
ProFund VP U.S. Government Plus	10.00	10.82	0.00
ProFund VP UltraBull	10.00	11.15	0.00
ProFund VP UltraMid-Cap	10.00	9.34	0.00
ProFund VP UltraOTC	10.00	9.99	0.00
ProFund VP UltraSmall-Cap	10.00	9.84	0.00
ProFund VP Utilities	10.00	11.65	0.00
Rydex VT Dynamic Dow Fund	10.00	11.48	0.00
Rydex VT Dynamic OTC Fund	10.00	9.98	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.16	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.44	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.02	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.74	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.60	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.93	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.74	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.22	0.00

Table 42 – 3.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.47	0.00
AIM V.I. Global Real Estate Series II	10.00	12.58	0.00
AIM V.I. International Growth Series II	10.00	10.87	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.25	0.00
Alger American Small Capitalization	10.00	10.15	0.00
American Century VP Income & Growth Fund	10.00	10.89	0.00
American Century VP International Fund	10.00	10.62	0.00
American Century VP Large Company Value Fund	10.00	10.99	0.00
American Century VP Mid Cap Value Fund	10.00	10.87	0.00
American Century VP Ultra Fund	10.00	9.54	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.00	0.00
DireXion Dynamic HY Bond Fund	10.00	10.08	0.00
DireXion Evolution Managed Bond Fund	10.00	10.01	0.00
DireXion Evolution All-Cap Equity	10.00	9.69	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.00	0.00
Dreyfus VIF International Value Portfolio	10.00	10.44	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.74	0.00
PIMCO VIT All Asset Portfolio	10.00	10.69	0.00
PIMCO VIT High Yield Portfolio	10.00	10.37	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.08	0.00
PIMCO VIT Real Return Portfolio	10.00	10.01	0.00
PIMCO VIT Total Return Portfolio	10.00	10.20	0.00
ProFund Access VP High Yield	10.00	9.99	0.00
ProFund VP Asia 30	10.00	11.29	0.00
ProFund VP Banks	10.00	10.55	0.00
ProFund VP Basic Materials	10.00	9.77	0.00
ProFund VP Bear	10.00	9.30	0.00
ProFund VP Biotechnology	10.00	10.07	0.00
ProFund VP Bull	10.00	10.63	0.00
ProFund VP Consumer Goods	10.00	10.81	0.00
ProFund VP Consumer Services	10.00	10.65	0.00
ProFund VP Dow 30	10.00	11.14	0.00
ProFund VP Europe 30	10.00	10.26	0.00
ProFund VP Financials	10.00	10.84	0.00
ProFund VP Health Care	10.00	10.56	0.00
ProFund VP Industrials	10.00	9.90	0.00
ProFund VP Internet	10.00	9.86	0.00
ProFund VP Japan	10.00	10.19	0.00
ProFund VP Large-Cap Growth	10.00	10.49	0.00
ProFund VP Large-Cap Value	10.00	10.75	0.00
ProFund VP Mid-Cap Growth	10.00	9.57	0.00
ProFund VP Mid-Cap Value	10.00	9.92	0.00
ProFund VP Money Market	10.00	10.01	0.00
ProFund VP Oil & Gas	10.00	10.20	0.00
ProFund VP OTC	10.00	10.08	0.00
ProFund VP Pharmaceuticals	10.00	10.77	0.00
ProFund VP Precious Metals	10.00	8.53	0.00
ProFund VP Real Estate	10.00	11.80	0.00
ProFund VP Rising Rates Opportunity	10.00	9.13	0.00
ProFund VP Semiconductor	10.00	8.95	0.00
ProFund VP Short Dow 30	10.00	9.17	0.00
ProFund VP Short Mid-Cap	10.00	10.07	0.00
ProFund VP Short OTC	10.00	9.71	0.00
ProFund VP Short Small-Cap	10.00	9.65	0.00
ProFund VP Small-Cap	10.00	9.94	0.00
ProFund VP Small-Cap Growth	10.00	9.63	0.00
ProFund VP Small-Cap Value	10.00	10.08	0.00
ProFund VP Technology	10.00	10.22	0.00
ProFund VP Telecommunications	10.00	11.68	0.00
ProFund VP U.S. Government Plus	10.00	10.81	0.00
ProFund VP UltraBull	10.00	11.15	0.00
ProFund VP UltraMid-Cap	10.00	9.34	0.00
ProFund VP UltraOTC	10.00	9.98	0.00
ProFund VP UltraSmall-Cap	10.00	9.84	0.00
ProFund VP Utilities	10.00	11.65	0.00
Rydex VT Dynamic Dow Fund	10.00	11.47	0.00
Rydex VT Dynamic OTC Fund	10.00	9.98	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.16	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.43	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.02	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.74	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.59	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.92	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.73	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.22	0.00

Table 43 – 3.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.46	0.00
AIM V.I. Global Real Estate Series II	10.00	12.57	0.00
AIM V.I. International Growth Series II	10.00	10.86	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.25	0.00
Alger American Small Capitalization	10.00	10.15	0.00
American Century VP Income & Growth Fund	10.00	10.88	0.00
American Century VP International Fund	10.00	10.62	0.00
American Century VP Large Company Value Fund	10.00	10.99	0.00
American Century VP Mid Cap Value Fund	10.00	10.87	0.00
American Century VP Ultra Fund	10.00	9.54	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	10.99	0.00
DireXion Dynamic HY Bond Fund	10.00	10.07	0.00
DireXion Evolution Managed Bond Fund	10.00	10.01	0.00
DireXion Evolution All-Cap Equity	10.00	9.68	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.00	0.00
Dreyfus VIF International Value Portfolio	10.00	10.44	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.74	0.00
PIMCO VIT All Asset Portfolio	10.00	10.69	0.00
PIMCO VIT High Yield Portfolio	10.00	10.36	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.08	0.00
PIMCO VIT Real Return Portfolio	10.00	10.00	0.00
PIMCO VIT Total Return Portfolio	10.00	10.20	0.00
ProFund Access VP High Yield	10.00	9.98	0.00
ProFund VP Asia 30	10.00	11.29	0.00
ProFund VP Banks	10.00	10.54	0.00
ProFund VP Basic Materials	10.00	9.77	0.00
ProFund VP Bear	10.00	9.30	0.00
ProFund VP Biotechnology	10.00	10.07	0.00
ProFund VP Bull	10.00	10.62	0.00
ProFund VP Consumer Goods	10.00	10.81	0.00
ProFund VP Consumer Services	10.00	10.65	0.00
ProFund VP Dow 30	10.00	11.13	0.00
ProFund VP Europe 30	10.00	10.26	0.00
ProFund VP Financials	10.00	10.83	0.00
ProFund VP Health Care	10.00	10.56	0.00
ProFund VP Industrials	10.00	9.90	0.00
ProFund VP Internet	10.00	9.86	0.00
ProFund VP Japan	10.00	10.19	0.00
ProFund VP Large-Cap Growth	10.00	10.48	0.00
ProFund VP Large-Cap Value	10.00	10.74	0.00
ProFund VP Mid-Cap Growth	10.00	9.56	0.00
ProFund VP Mid-Cap Value	10.00	9.92	0.00
ProFund VP Money Market	10.00	10.00	0.00
ProFund VP Oil & Gas	10.00	10.20	0.00
ProFund VP OTC	10.00	10.08	0.00
ProFund VP Pharmaceuticals	10.00	10.77	0.00
ProFund VP Precious Metals	10.00	8.53	0.00
ProFund VP Real Estate	10.00	11.79	0.00
ProFund VP Rising Rates Opportunity	10.00	9.13	0.00
ProFund VP Semiconductor	10.00	8.95	0.00
ProFund VP Short Dow 30	10.00	9.16	0.00
ProFund VP Short Mid-Cap	10.00	10.06	0.00
ProFund VP Short OTC	10.00	9.71	0.00
ProFund VP Short Small-Cap	10.00	9.65	0.00
ProFund VP Small-Cap	10.00	9.93	0.00
ProFund VP Small-Cap Growth	10.00	9.62	0.00
ProFund VP Small-Cap Value	10.00	10.07	0.00
ProFund VP Technology	10.00	10.22	0.00
ProFund VP Telecommunications	10.00	11.68	0.00
ProFund VP U.S. Government Plus	10.00	10.81	0.00
ProFund VP UltraBull	10.00	11.14	0.00
ProFund VP UltraMid-Cap	10.00	9.33	0.00
ProFund VP UltraOTC	10.00	9.98	0.00
ProFund VP UltraSmall-Cap	10.00	9.83	0.00
ProFund VP Utilities	10.00	11.64	0.00
Rydex VT Dynamic Dow Fund	10.00	11.47	0.00
Rydex VT Dynamic OTC Fund	10.00	9.97	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.15	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.43	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.01	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.74	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.59	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.92	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.76	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.73	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.21	0.00

Table 44 – 3.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.46	0.00
AIM V.I. Global Real Estate Series II	10.00	12.57	0.00
AIM V.I. International Growth Series II	10.00	10.86	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.25	0.00
Alger American Small Capitalization	10.00	10.15	0.00
American Century VP Income & Growth Fund	10.00	10.88	0.00
American Century VP International Fund	10.00	10.62	0.00
American Century VP Large Company Value Fund	10.00	10.99	0.00
American Century VP Mid Cap Value Fund	10.00	10.86	0.00
American Century VP Ultra Fund	10.00	9.53	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.76	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	10.99	0.00
DireXion Dynamic HY Bond Fund	10.00	10.07	0.00
DireXion Evolution Managed Bond Fund	10.00	10.00	0.00
DireXion Evolution All-Cap Equity	10.00	9.68	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.00	0.00
Dreyfus VIF International Value Portfolio	10.00	10.44	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.74	0.00
PIMCO VIT All Asset Portfolio	10.00	10.69	0.00
PIMCO VIT High Yield Portfolio	10.00	10.36	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.08	0.00
PIMCO VIT Real Return Portfolio	10.00	10.00	0.00
PIMCO VIT Total Return Portfolio	10.00	10.19	0.00
ProFund Access VP High Yield	10.00	9.98	0.00
ProFund VP Asia 30	10.00	11.29	0.00
ProFund VP Banks	10.00	10.54	0.00
ProFund VP Basic Materials	10.00	9.77	0.00
ProFund VP Bear	10.00	9.30	0.00
ProFund VP Biotechnology	10.00	10.07	0.00
ProFund VP Bull	10.00	10.62	0.00
ProFund VP Consumer Goods	10.00	10.80	0.00
ProFund VP Consumer Services	10.00	10.64	0.00
ProFund VP Dow 30	10.00	11.13	0.00
ProFund VP Europe 30	10.00	10.25	0.00
ProFund VP Financials	10.00	10.83	0.00
ProFund VP Health Care	10.00	10.55	0.00
ProFund VP Industrials	10.00	9.89	0.00
ProFund VP Internet	10.00	9.86	0.00
ProFund VP Japan	10.00	10.19	0.00
ProFund VP Large-Cap Growth	10.00	10.48	0.00
ProFund VP Large-Cap Value	10.00	10.74	0.00
ProFund VP Mid-Cap Growth	10.00	9.56	0.00
ProFund VP Mid-Cap Value	10.00	9.92	0.00
ProFund VP Money Market	10.00	10.00	0.00
ProFund VP Oil & Gas	10.00	10.19	0.00
ProFund VP OTC	10.00	10.08	0.00
ProFund VP Pharmaceuticals	10.00	10.76	0.00
ProFund VP Precious Metals	10.00	8.53	0.00
ProFund VP Real Estate	10.00	11.79	0.00
ProFund VP Rising Rates Opportunity	10.00	9.13	0.00
ProFund VP Semiconductor	10.00	8.94	0.00
ProFund VP Short Dow 30	10.00	9.16	0.00
ProFund VP Short Mid-Cap	10.00	10.06	0.00
ProFund VP Short OTC	10.00	9.71	0.00
ProFund VP Short Small-Cap	10.00	9.65	0.00
ProFund VP Small-Cap	10.00	9.93	0.00
ProFund VP Small-Cap Growth	10.00	9.62	0.00
ProFund VP Small-Cap Value	10.00	10.07	0.00
ProFund VP Technology	10.00	10.22	0.00
ProFund VP Telecommunications	10.00	11.67	0.00
ProFund VP U.S. Government Plus	10.00	10.80	0.00
ProFund VP UltraBull	10.00	11.14	0.00
ProFund VP UltraMid-Cap	10.00	9.33	0.00
ProFund VP UltraOTC	10.00	9.98	0.00
ProFund VP UltraSmall-Cap	10.00	9.83	0.00
ProFund VP Utilities	10.00	11.64	0.00
Rydex VT Dynamic Dow Fund	10.00	11.47	0.00
Rydex VT Dynamic OTC Fund	10.00	9.97	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.15	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.43	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.01	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.59	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.92	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.76	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.73	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.21	0.00

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Midland National Life Insurance Co.
Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Financial Statements
Years Ended December 31, 2009 and 2008

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
----------------------------------------------------------------------------------------

                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................1

Consolidated Financial Statements

Statements of Cash Flows.............................................................5-6

Notes to Consolidated Financial Statements..........................................7-57

PricewaterhouseCoopers LLP
Suite 1800
100 E. Wisconsin Ave.
Milwaukee WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880
www.pwc.com

                Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiary

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of consolidated stockholder's equity, and of consolidated cash flows present fairly, in all material respects, the consolidated financial position of Midland National Life Insurance Company and
Subsidiary (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.)
(the "Company") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 24, 2010

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Income
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands, except par value and shares)                                          2009                2008

Assets
Investments
    Fixed maturities, available for sale, at fair value                                      $22,256,805         $20,400,384
    Equity securities, at fair value                                                             462,328             387,086
    Mortgage loans                                                                               241,001             252,485
    Policy loans                                                                                 315,979             315,492
    Short-term investments                                                                       353,271             178,271
    Derivative instruments                                                                       435,085             107,416
    Other invested assets                                                                        337,514             377,954
                                                                                       ------------------  ------------------
              Total investments                                                               24,401,983          22,019,088
Cash                                                                                             269,749             103,485
Accrued investment income                                                                        217,912             225,403
Deferred policy acquisition costs                                                              1,798,826           2,012,764
Deferred sales inducements                                                                       626,447             764,191
Present value of future profits of acquired businesses                                            21,767              34,020
Federal income tax asset, net                                                                    410,274             470,627
Other receivables, other assets and property, plant and equipment                                145,213             139,152
Reinsurance receivables                                                                        2,079,974           1,640,493
Separate account assets                                                                          934,472             719,240
                                                                                       ------------------  ------------------
              Total assets                                                                   $30,906,617         $28,128,463
                                                                                       ------------------  ------------------

Liabilities
Policyholder account balances                                                                $23,244,885         $21,648,394
Policy benefit reserves                                                                        1,003,106             965,373
Policy claims and benefits payable                                                                99,461             114,258
Repurchase agreements, other borrowings and collateral on derivatives                          2,974,315           3,049,335
Derivative instruments                                                                            51,187              47,123
Other liabilities                                                                                674,515             406,693
Separate account liabilities                                                                     934,472             719,240
                                                                                       ------------------  ------------------
              Total liabilities                                                               28,981,941          26,950,416
                                                                                       ------------------  ------------------

Stockholder's equity
Common stock, $1 par value, 2,549,439 shares authorized,
 2,548,878 shares outstanding                                                                      2,549               2,549
Additional paid-in capital                                                                       301,827             318,707
Accumulated other comprehensive loss                                                            (483,751)           (781,910)
Retained earnings                                                                              1,599,861           1,504,864
                                                                                       ------------------  ------------------
    Total Midland National Life Ins. Co. stockholder's equity                                  1,420,486           1,044,210
Noncontrolling interest                                                                          504,190             133,837
                                                                                       ------------------  ------------------
    Total stockholder's equity                                                                 1,924,676           1,178,047
                                                                                       ------------------  ------------------
              Total liabilities and stockholder's equity                                     $30,906,617         $28,128,463
                                                                                       ------------------  ------------------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands)                                                            2009               2008               2007
Revenues
Premiums                                                                           $ 147,415          $ 137,156          $ 124,312
Interest sensitive life and investment product charges                               295,560            288,514            273,272
Net investment income                                                              1,059,608            966,440          1,135,638
Net gains (losses) on derivatives                                                   (157,076)           (37,865)           116,037
Net unrealized gain on variable interest entity                                       35,795             27,442                  -
Net realized investment gains (losses)                                               154,827            117,775             79,331

  Total other-than-temporary impairment losses                                       (83,778)           (87,404)            (7,394)
    Non-credit portion in other comprehensive income (loss)                           12,307                  -                  -
                                                                             ----------------   ----------------   ----------------
Net impairment loss recognized in earnings                                           (71,471)           (87,404)            (7,394)

Other income                                                                          12,419             16,583             14,862
                                                                             ----------------   ----------------   ----------------
              Total revenue                                                        1,477,077          1,428,641          1,736,058
                                                                             ----------------   ----------------   ----------------

Benefits and expenses
Interest credited to policyholder account balances                                   541,266            447,901            709,144
Benefits incurred                                                                    238,071            245,319            220,550
Amortization of deferred sales inducements                                            60,246             74,081             80,334
                                                                             ----------------   ----------------   ----------------
              Total benefits                                                         839,583            767,301          1,010,028
                                                                             ----------------   ----------------   ----------------

Operating and other expenses (net of commissions and other
 expenses deferred)                                                                  162,648             92,491             99,857
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                              175,601            178,739            236,708
                                                                             ----------------   ----------------   ----------------
              Total benefits and expenses                                          1,177,832          1,038,531          1,346,593
                                                                             ----------------   ----------------   ----------------
              Income before income taxes                                             299,245            390,110            389,465
Income tax expense                                                                   102,308            138,996            134,086
                                                                             ----------------   ----------------   ----------------

              Net income                                                           $ 196,937          $ 251,114          $ 255,379
                                                                             ----------------   ----------------   ----------------

        Less: Net income attributable to noncontrolling interests                    (57,373)            (6,437)                 -
                                                                             ----------------   ----------------   ----------------
    Net income attributable to Midland National Life Ins. Co                       $ 139,564          $ 244,677          $ 255,379
                                                                             ----------------   ----------------   ----------------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                               --------------------------------------------------------
                                                                                                      Accumulated
                                                                          Additional                    Other
                                                                Common     Paid-in     Comprehensive  Comprehensive
(Dollars in Thousands)                                          Stock      Capital     Income (Loss)  Income (Loss)

                                                               ---------  ----------                  ------------
Balances at December 31, 2006                                     2,549     268,707                       12,823
Comprehensive income (loss)
   Net income                                                                            $255,379
   Other comprehensive income (loss)
     Pension liability (net of tax $757)                                                    1,407          1,407
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($36,257))                              (67,332)       (67,332)
                                                                                       -----------
           Total comprehensive income                                                    $189,454
                                                                                       -----------
Adjustment to initially apply SFAS Statement No. 158
   (net of applicable income tax benefit of ($1,312))                                                     (2,438)
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2007                                     2,549     268,707                      (55,540)

Comprehensive income (loss)
   Net income                                                                            $244,677
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,259))                                               (2,337)        (2,337)
     Post-retirement liability (net of tax of $682)                                         1,266          1,266
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($390,545))                            (725,299)      (725,299)
                                                                                       -----------
           Total comprehensive loss                                                    $ (481,693)
                                                                                       -----------
Capital contribution                                                         50,000
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2008                                   $ 2,549    $318,707                   $ (781,910)
                                                               ---------  ----------                  -----------
Reclassification of non-credit impairment losses
   from prior periods (net of tax ($3,796))                                                               (7,050)
Sale of subsidiary to noncontrolling interest                               (16,880)
Comprehensive income (loss)
   Net income                                                                            $139,564
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,200))                                               (2,229)        (2,229)
     Post-retirement liability (net of tax of $340)                                           630            630
     Net unrealized gain on available-for-sale investments,
      non-credit portion of OTTI, and certain interest rate
      swaps (net of tax $165,204)                                                         306,808        306,808
                                                                                       -----------
           Total comprehensive income                                                     444,773
                                                                                       -----------
Capital contribution
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2009                                   $ 2,549    $301,827                   $ (483,751)
                                                               ---------  ----------                  -----------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows (Continued)
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                               --------------------------------------------------------

                                                                                             Total
                                                                Retained    Noncontrolling  Stockholder's
(Dollars in Thousands)                                          Earnings      Interest       Equity
                                                                             ------------
                                                               ------------                -----------
Balances at December 31, 2006                                    1,094,893             -    1,378,972
Comprehensive income (loss)
   Net income                                                      255,379                    255,379
   Other comprehensive income (loss)
     Pension liability (net of tax $757)                                                        1,407
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($36,257))                                  (67,332)

           Total comprehensive income

Adjustment to initially apply SFAS Statement No. 158
   (net of applicable income tax benefit of ($1,312))                                          (2,438)
Dividends paid on common stock                                     (43,345)                   (43,345)
                                                               ------------  ------------  -----------
Balances at December 31, 2007                                    1,306,927             -    1,522,643

Comprehensive income (loss)
   Net income                                                      244,677         6,437      251,114
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,259))                                                   (2,337)
     Post-retirement liability (net of tax of $682)                                             1,266
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($390,545))                                (725,299)

           Total comprehensive loss

Capital contribution                                                             127,400      177,400
Dividends paid on common stock                                     (46,740)                   (46,740)
                                                                             ------------  -----------
Balances at December 31, 2008                                  $ 1,504,864     $ 133,837   $ 1,178,047
                                                               ------------  ------------  -----------
Reclassification of non-credit impairment losses
   from prior periods (net of tax ($3,796))                          7,050                          -
Sale of subsidiary to noncontrolling interest                                     16,880            -
Comprehensive income (loss)
   Net income                                                      139,564        57,373      196,937
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,200))                                                   (2,229)
     Post-retirement liability (net of tax of $340)                                               630
     Net unrealized gain on available-for-sale investments,
      non-credit portion of OTTI, and certain interest rate
      swaps (net of tax $165,204)                                                             306,808

           Total comprehensive income

Capital contribution                                                             296,100      296,100
Dividends paid on common stock                                     (51,617)                   (51,617)
                                                               ------------                -----------
Balances at December 31, 2009                                  $ 1,599,861     $ 504,190   $ 1,924,676
                                                               ------------  ------------  -----------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands)                                                 2009          2008          2007

Cash flows from operating activities
Net income                                                          $  196,937    $  251,114    $  255,379
Adjustments to reconcile net income to net cash
 (used in) provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                               235,847       252,821       317,042
    Net amortization of premiums and discounts on investments          (89,973)      (53,509)      (38,907)
    Amortization of index options                                      165,439       258,469       266,142
    Policy acquisition costs deferred                                 (214,843)     (239,169)     (227,657)
    Sales inducements deferred                                         (74,579)      (96,598)      (82,688)
    Net realized investment (gains) losses                             (83,356)      (30,371)      (71,937)
    Net losses (gains) on derivatives                                  157,076        37,865      (116,037)
    Net unrealized gain from variable interest entity                  (35,795)      (27,442)            -
    Deferred income taxes                                              (17,781)       21,142        48,077
    Net interest credited and product charges on
     universal life and investment policies                            436,536       365,747       709,715
    Changes in other assets and liabilities
      Net receivables                                                  (57,028)       (8,417)     (118,256)
      Net payables                                                     125,697        18,239       (17,826)
      Policy benefits                                                   55,813        91,041        65,289
      Other                                                               (567)        4,410         5,808
                                                                    -----------  ------------  ------------

              Net cash provided by operating activities                799,423       845,342       994,144
                                                                    -----------  ------------  ------------

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                 7,712,355     8,621,197    10,477,422
    Equity securities                                                  100,281       138,241       594,464
    Mortgage loans                                                      33,601        43,499        37,901
    Derivative instruments                                               9,987        45,877        13,554
    Other invested assets                                               37,206        26,382        62,235
Cost of investments acquired
    Fixed maturities                                                (9,049,051)  (10,928,448)  (12,192,132)
    Equity securities                                                 (102,725)     (130,751)     (586,859)
    Mortgage loans                                                     (25,893)       (4,720)      (24,568)
    Derivative instruments                                            (162,597)     (423,186)     (304,478)
    Other invested assets                                              (28,219)      (84,276)      (87,119)
Net change in policy loans                                                (487)      (16,081)      (13,647)
Net change in short-term investments                                  (175,000)      174,597       126,537
Net change in collateral on derivatives                                183,681       (92,372)     (158,990)
Net change in amounts due to/from brokers                              144,838         5,189         3,065
                                                                    -----------  ------------  ------------
              Net cash used in investing activities                 (1,322,023)   (2,624,852)   (2,052,615)
                                                                    -----------  ------------  ------------

Cash flows from financing activities
Receipts from universal life and investment products                 2,779,877     2,798,104     2,616,859
Benefits paid on universal life and investment
 products                                                           (2,076,795)   (1,870,294)   (1,805,015)
Net change in repurchase agreements and other borrowings              (258,701)      820,615       256,585
Receipts related to noncontrolling interest                            296,100       127,400
Capital contribution received                                                -        50,000             -
Dividends paid on common stock                                         (51,617)      (46,740)      (43,345)
                                                                    -----------  ------------  ------------
              Net cash provided by financing activities                688,864     1,879,085     1,025,084
                                                                    -----------  ------------  ------------

Net increase (decrease) in cash                                        166,264        99,575       (33,387)
Cash at beginning of year                                              103,485         3,910        37,297
                                                                    -----------  ------------  ------------
Cash at end of year                                                 $  269,749    $  103,485    $    3,910
                                                                    -----------  ------------  ------------

Supplemental disclosures of cash flow information
Cash paid during the year for
    Income taxes, paid to parent                                    $  204,153    $   59,855    $  107,447
    Interest on other borrowings                                         4,594         5,044           449

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
Years Ended December 31, 2009 and 2008
----------------------------------------------------------------------------------------

(Dollars in Thousands)

1.      Summary of Significant Accounting Policies

        Organization
        Midland National Life Insurance Company and Subsidiary ("Midland
        National" or the "Company") is an indirect wholly owned subsidiary of
        Sammons Enterprises, Inc. ("SEI"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The
        Company is affiliated through common ownership with North American
        Company for Life and Health Insurance ("North American").

        During 2008, Midland National became a limited partner in Guggenheim
        Partners Opportunistic Investment Grade Securities Fund, LLC (the
        "Fund") a private investment company and variable interest entity.
        Midland National is considered the primary beneficiary and owns 50.9%
        and 62.9% of the Fund as of December 31, 2009 and 2008, respectively. As the primary beneficiary, the Company consolidates the Fund in its consolidated financial statements.

        During 2008, SEI made a $50,000 capital contribution to the Company.

        Basis of Presentation
        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United
        State of America ("GAAP") and reflect the consolidation of the Company with its wholly owned and majority owned subsidiary. All intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        A VIE is defined as an entity whose equity investors do not have a controlling financial interest or do not have sufficient capital at risk for the entity to finance its activities without additional financial support from other parties. A company is deemed to be the primary beneficiary of a VIE if it expects to absorb a majority of the entities losses or receive a majority of the VIE's residual returns, or both. The
        Company consolidates VIE's for which it is deemed to be the primary beneficiary. The Company's share of earnings and losses of the investee is included in the consolidated operating results when the Company is able to exercise significant influence over the operating and financial decisions of the investee.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment either with the equity method of accounting or at fair value.

        During 2008, one variable interest entity was identified where the
        Company is the primary beneficiary (refer to note 6). As of December 31,
        2009, the Company has other investments in limited partnerships that are reviewed to determine if any are variable interest entities. Some of these investments are VIEs, but in each case the Company has determined it is not the primary beneficiary. In accordance with the guidance on consolidating variable interest entities, the Company will continue to evaluate its position in the future as circumstances may change and the entity could be determined to be a VIE and the Company could become a primary beneficiary, in which case the Company would consolidate the variable interest entity into its financial statements.

        The Company evaluated subsequent events through March 24, 2010, the date the consolidated financial statements were issued.

        Use of Estimates
        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivative instruments, deferred policy acquisition costs, deferred sales inducements, present value of future profits of acquired businesses and future policy benefits for traditional life insurance policies.

        Interest Rate Risk
        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity Risk
        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty Risk
        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair Value of Financial Instruments
        Beginning in the year ended December 31, 2008, the Company adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities as issued by the
        Financial Accounting Standards Board (FASB). See Notes 2 and 3 for a
        discussion of this guidance. The Company uses the following methods and assumptions in estimating the fair values of its financial instruments:

        Investment Securities
        Fair values for fixed maturity securities are obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage Loans
        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair values are also adjusted by internally generated illiquidity and default factors.

        Short-term Investments
        The carrying amounts reported in the consolidated balance sheets for these instruments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate their fair values due to the nature of these assets.

        Derivative Instruments
        Fair values for interest rate swaps, credit default swaps, interest rate floors and other derivatives are based on exchange prices, broker quoted prices or fair values provided by the counterparties. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair values for call options are based on internal financial models or counterparty quoted prices.

        Other Invested Assets
        Other invested assets consist primarily of limited partnerships. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet. In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. The fair value of limited partnership assets is equal to the Company's ownership of partners' capital, which is obtained from financial statements issued by the partnerships.

        Assets held in separate accounts
        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Investment-type Insurance Contracts
        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives. These fair values are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect our credit risk and an additional provision for adverse deviation.

        The above fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 do not represent the underlying value to the Company.

        Investments and Investment Income
        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains and losses and non-credit related impairments losses included as a component of other comprehensive income (loss) in the consolidated statements of stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred sales inducements, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).
        Cash flows from available-for-sale security transactions are included in investing activities in the consolidated statements of cash flows.

        As previously discussed in the Organization section of this footnote, the Company consolidates a private investment company VIE in its consolidated financial statements. As an investment company, the VIE does not classify its fixed maturity investments into the three previously described categories. In addition, the VIE, and therefore the
        Company in its consolidation of the VIE, reports its fixed maturity investments at fair value but the unrealized gains and losses are reported as net unrealized gain from variable interest entity in the consolidated statements of income rather than as a component of other comprehensive income (loss) in the consolidated statements of stockholder's equity. Included in available-for-sale fixed maturity securities in the accompanying consolidated balance sheets are
        $1,265,946 and $195,545 as of December 31, 2009 and 2008, respectively, of the VIE. The unrealized gains on these fixed maturity securities of
        $34,739 and $27,311 for the years ended December 31, 2009 and 2008, respectively, are reported as net unrealized gain from variable interest entity in the accompanying consolidated statements of income. In addition, the VIE holds one preferred stock that is reported as an equity security in the accompanying consolidated balance sheets. The reported value of this security is $3,049 and $1,021 as of December 31,
        2009 and 2008, respectively, and the unrealized gain of $1,056 and $131 for the years ended December 31, 2009 and 2008, respectively, is reported as a component of net unrealized gain from variable interest entity in the accompanying consolidated statements of income.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $96,981 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2009. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMO's and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment policy. At
        December 31, 2009, 62% of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans are carried at the adjusted unpaid balances.
        Approximately 61% of the mortgage loans were acquired in 2003 and were recorded at fair value as of the purchase date. Approximately 28% of the
        Company's mortgage loan portfolio is located in Florida, Georgia, North
        Carolina and South Carolina and 17% is located in Illinois, Indiana,
        Michigan, Ohio and Wisconsin. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2009, was as follows: Office 32%, Industrial 23%, Residential 12%, Retail 6%,
        Apartment 2% and Other 25%. Two new mortgages were acquired in 2009 for
        $25,893, the majority of which related to an additional mortgage on the property of an indirect affiliate (see Note 16). The Company purchased
        95 existing residential reverse mortgages in 2007. These reverse mortgages are first liens on the related residential properties located primarily in California and Florida. At December 31, 2009, the reported value of these reverse mortgages was $27,870. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor
        ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is
        62.5% of the underlying property value at the time of mortgage origination. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis. The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized an impairment charge against earnings of
        $1,530 for the year ended December 31, 2009 related to four mortgage loans. There was no impairment charge recognized in 2008.

        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost. Policy loans are carried at unpaid principal balances.

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options are reported at fair value, which are determined from internal financial models and compared to fair values provided by counterparties. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value. The interest rate floors and swaps and credit default swaps are reported at fair value, which values are determined from models using market observable inputs or quoted prices from counterparties.

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded at fair value using the net asset value per share under the equity method of accounting in accordance with authoritative guidance issued by the FASB where the Company owns 5% or more of the entity's equity (reported at cost where the Company owns less than 5%). The net asset value per share is the Company's share of the limited partnerships total equity. These investments are reviewed for impairment on a quarterly basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.
        Dividends are recorded on the ex-dividend date.

        The Company reviews its investments to determine if declines in value are other-than-temporary. During 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the
        Company trades its fixed income securities. This distress and illiquidity significantly impacted the fair values of the Company's fixed income securities as of December 31, 2008. The credit market conditions improved significantly during 2009 and, as a result, the unrealized losses in the Company's fixed income portfolio were lower at
        December 31, 2009 than at December 31, 2008. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is
        other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is
        other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        Effective January 1, 2009, the Company implemented new guidance issued by the FASB that expands the determination of whether an impairment of debt securities is other-than-temporary and the determination of the amount of the impairment to charge against earnings. When an other-than-temporary impairment has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.
        If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost. The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2009, 2008 and 2007, the Company recorded $71,471, $87,404 and
        $7,394, respectively, of realized losses as a result of
        other-than-temporary impairments. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income. The Company was required to recognize the cumulative effect of initially applying this guidance. For the fixed income securities held at the beginning of 2009 for which an other-than-temporary impairment was previously recognized and the Company did not intend to sell and it was not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the cumulative effect of initially applying this guidance is recognized as an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The amount of the cumulative effect adjustment recognized by the Company was
        $7,050, which is reported in the accompanying consolidated statements of stockholder's equity.

        Cash
        Cash consists of demand deposits and non-interest bearing deposits held by custodial banks.

        Recognition of Traditional Life Revenue and Policy Benefits Traditional
        life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        The liabilities for the policy benefit reserves for traditional life insurance policies of $1,003,106 and $965,373 at December 31, 2009 and
        2008, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged primarily from
        6.00% to 9.00% in 2009 and 2008.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life
        Insurance Products and Investment Contracts ("Interest Sensitive
        Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $23,244,885 and
        $21,648,394 at December 31, 2009 and 2008, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50%
        in 2009 and 2008. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        Guidance issued by the FASB requires that all derivatives be carried on the consolidated balance sheets at fair value, with certain changes in fair value reflected in other comprehensive income (loss) in the consolidated statements of stockholder's equity (for those derivatives designated as effective "cash flow hedges") while other changes in derivative fair value are reflected as net gains (losses) on derivatives in the consolidated statements of income. The changes in fair value of derivatives designated as effective fair value hedges and the changes in fair value of the hedged fixed income securities are reported as a component of net gains (losses) on derivatives. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives in the period of change.

        The Company uses derivatives to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. The interest rate swaps are accounted for as either effective cash flow hedges, effective fair value hedges or as non-hedge derivatives. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis.

        The Company has fixed indexed universal life and annuity products that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options and enters exchange listed futures contracts that compensate the Company for any appreciation over the strike price and substantively offsets the corresponding increase in the policyholder obligation. The futures contracts are adjusted to market value each day, which mark-to-market is settled in cash daily through the Company's variation margin accounts maintained with the counterparty. Gains (losses) during the time a futures contract is outstanding are reported as gains (losses) on derivatives. The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. In accordance with FASB guidance, the Company adjusts the carrying value of the options from amortized cost to fair value with any change reflected as net gains (losses) on derivatives in the consolidated statements of income. When the option matures, any value received by the Company is reflected as investment income offset by the amount credited to the policyholder.

        The Company follows authoritative guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. This guidance impacts two large coinsurance with funds withheld agreements with an outside reinsurance company applicable to specified annuity policies issued by the Company.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivatives.
        Collateral posted by the Company is reported in the consolidated balance sheets as other receivables.

        The Company applies the authoritative guidance for accounting for certain hybrid financial instruments. This guidance permits fair value measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. See Note 5 for additional discussion of the impact of the fair value guidance.

        Repurchase Agreements
        As part of its investment strategy, the Company enters into reverse repurchase agreements to increase the Company's investment return. The
        Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2009 and 2008, there were
        $2,424,585 and $2,683,285, respectively, of such agreements outstanding.
        The collateral for these agreements is held in fixed maturities in the consolidated balance sheets.

        Deferred Policy Acquisition Costs ("DAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting, and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits, subject to regular evaluation and retroactive revision to reflect actual emerging experience. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        Deferred Sales Inducements ("DSI")
        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income (loss) as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present Value of Future Profits of Acquired Businesses ("PVFP")
        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $2,733, $1,715, $1,312, $1,238, and $1,167 of the existing PVFP over the next five years.

        Retrospective adjustments of these amounts are made periodically upon revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies.
        Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future charges in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in current operations.

        Variable Life and Annuity Products
        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the consolidated balance sheets. The Company reports the fees earned for administrative and contractholder services performed for the separate accounts as other income in the consolidated statements of income.

        Dividends and Distributions
        Payment of dividends or other distributions are limited by statute, which is generally limited to the greater of the insurance company's statutory net income or 10% of the insurance company's statutory surplus.

        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income"
        which requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized investment gains
        (losses) on available-for-sale securities, non-credit portion of OTTI, and interest rate swaps accounted for as cash flow hedges net of related adjustments to deferred policy acquisition costs, deferred sales inducements, and deferred income taxes and additional pension and post-retirement benefit liabilities.

        Reclassification
        Certain items in the 2008 and 2007 financial statements have been reclassified to conform to the 2009 presentation.

2.      Recently Issued Accounting Standards

        Fair Value Measurements
        The Company adopted FASB guidance that defined fair value and established a framework for measuring fair value on January 1, 2008. In
        September 2008, additional fair value guidance was issued and provides guidance for determining fair value of a financial asset when the market for that financial asset is not active. The adoption of this guidance primarily resulted in a change prospectively beginning on January 1,
        2008 in the discount rates used in the calculation of the fair values of the embedded derivative component of the Company's policy benefit reserves from risk-free interest rates to interest rates that include non-performance risk related to those liabilities. This change also impacted the calculation of the embedded derivatives contained in the
        Company's coinsurance with funds withheld reinsurance agreements. The adoption of the fair value guidance resulted in a net loss due to the change in the fair value of the embedded options related to policyholder obligations and change in fair value of the embedded derivatives on
        January 1, 2008 of $216,999. See Note 3 for additional discussion of the impact of the fair value guidance. The net loss impact of this change net of related adjustments in amortization of deferred policy acquisition costs and deferred sales inducements and income taxes was
        $47,644.

        In April 2009, the FASB issued additional guidance related to estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. The guidance also provides guidance on identifying transactions that are not orderly. In addition it requires additional disclosures about fair value measurements. The Company adopted this guidance for the year ended
        December 31, 2009. There was no material effect on the consolidated financial statements but the guidance did increase disclosure requirements about fair value measurements (refer to Note 3).

        In August 2009, the FASB issued further guidance on fair value measurements and disclosures related to measuring liabilities at fair value. This guidance provides clarification that in circumstances in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure fair value using one or more of the following techniques: (1) a valuation technique that uses the quoted price of the identical liability when traded as an asset and/or quoted prices for similar liabilities when traded as assets, (2) another valuation technique that is consistent with the principles of fair value measurement guidance. The Company adopted the guidance for the year ended December 31, 2009. The new guidance did not have a material effect on the consolidated financial statements.

        In September 2009, the FASB issued new guidance for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). The guidance permits the use of a practical expedient when determining the net asset value. If the practical expedient is used, increased disclosures are required. The
        Company adopted the guidance effective for the year ended December 31,
        2009. The new guidance did not have a material effect on our consolidated financial statements but it did increase our disclosures about fair value measurement.

        In January 2010, the FASB issued additional guidance on disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward, adds a new requirement to disclose transfers in and out of Level 1 and 2 measurements, and clarifies two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques. This guidance is effective for fiscal years beginning after December 15, 2009, except for the gross presentation of the Level 3 roll forward information which is effective for fiscal years beginning after December 15, 2010. The Company believes the guidance will not have a material impact on the consolidated financial statements, but will increase the disclosures about fair value.

        Business Combinations
        In December 2007, the FASB issued updated guidance related to business combinations. This standard revises previously issued authoritative guidance and will change how companies account for business acquisitions. The new standard applies greater use of fair values to acquired assets and liabilities and will introduce more volatility into earnings subsequent to acquisitions. The Company adopted the guidance effective January 1, 2009 and will apply it to subsequent acquisitions.

        Noncontrolling Interests
        In 2009 the Company adopted revised guidance on accounting and reporting for noncontrolling interest in consolidated financial statements. The authoritative guidance changes the accounting and reporting for minority interests, which will now be characterized as noncontrolling interests.
        Upon adoption, noncontrolling interests will be classified as a component of stockholder's equity whereas prior to the new guidance minority interests were classified as a liability. The initial reported value of noncontrolling interests will be at fair value. According to this guidance net income includes the total income of all consolidated subsidiaries with separate disclosures on the face of the income statement of the income attributable to controlling and noncontrolling interests. Previously, net income attributable to the noncontrolling interest was reported as an operating expense in arriving at consolidated net income. The guidance also amends the accounting requirements for changes in a parent's ownership interest when the parent retains control and for changes in a parent's ownership interest that results in deconsolidation. The Company adopted the guidance as required for the year ended December 31, 2009 and the presentation and disclosure requirements have been applied retrospectively for the periods presented (refer to Note 6).

        In January 2010, the FASB issued guidance on accounting and reporting for decreases in ownership of a subsidiary. The guidance clarifies the scope of the decrease in ownership provisions to include a business or nonprofit activity as well as an entity that exchanges a group of assets that constitutes a business or nonprofit activity for an equity interest in another entity. The guidance also improves the disclosures for fair value measurements relating to retained investments in a deconsolidated subsidiary or a preexisting interest held by an acquirer in a business combination. This guidance is effective beginning in the period that an entity adopts the previous noncontrolling interest guidance which is the year ended December 31, 2009 for the Company.

        Derivative Instrument Disclosures
        In March 2008, the FASB issued authoritative guidance amending and expanding the disclosures previously required about derivative instruments and hedging activities The guidance requires disclosures that enhances understanding of 1) how and why an entity uses derivative instruments, 2) how derivatives and related hedged items are accounted for and 3) how derivative instruments affect an entity's financial position, results of operations and its cash flows. The Company adopted the guidance effective January 1, 2009 (refer to Note 5).

        Pension and post-retirement plan assets
        In December 2008, revised guidance was issued related to employer's disclosures about post-retirement benefit plan assets which provides guidance on an employer's disclosures about plan assets of a defined benefit pension or other post-retirement plan. This guidance was adopted for fiscal year 2009 as required and the expanded disclosures are included in Note 15.

        Other-Than-Temporary Impairments
        In April 2009, the FASB issued amended guidance on the recognition and presentation of an other-than-temporary impairment ("OTTI") and required additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered OTTI if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an
        OTTI as well. In addition, the guidance changes how an entity recognizes an OTTI for a debt security by separating the loss between the amount representing the credit loss and the amount relating to other factors, if a holder does not have the intent to sell or it more likely than not will be required to sell prior to recovery of the amortized cost less any current period credit loss. Credit losses will be recognized in net income and losses relating to other factors will be recognized in other comprehensive income ("OCI"). If the holder has the intent to sell or it more likely than not will be required to sell before its recovery of amortized cost less any current period credit loss, the entire OTTI will continue to be recognized in net income. The adoption of the guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI. The Company adopted the guidance as required on January 1, 2009 and reclassified $7,050 from retained earnings to accumulated OCI and included the additional disclosures as required (refer to Note 1).

        Subsequent Events
        In May 2009, the FASB issued guidance related to subsequent events. The guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. The guidance defines the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity should make about events or transactions that occurred after the balance sheet date.
        The Company adopted the guidance in 2009 (refer to Note 1).

        Transfers of Financial Assets
        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        This guidance is effective for fiscal years beginning after November 15,
        2009. The guidance will have an impact on the financial statements of the Company for any transfers of financial assets made subsequent to
        December 31, 2009.

        Variable Interest Entities
        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether the company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether the company is the primary beneficiary of a VIE. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The enhanced disclosures are required for any company that holds a variable interest in a VIE. The guidance is effective for fiscal years beginning after November 15,
        2009. The Company will re-evaluate its investments in limited partnerships to determine if there are VIE's which would require consolidation in accordance with this new guidance for the year ended
        December 31, 2010. The Company does not expect the adoption of this guidance to be material to the consolidated financial statements.

3.      Fair Value of Financial Instruments

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                          December 31, 2009                        December 31, 2008
                                                  -----------------------------------     ----------------------------------
                                                    Carrying             Estimated         Carrying             Estimated
                                                      Value             Fair Value           Value             Fair Value
Financial assets
    Fixed maturities,
     available-for-sale                             $22,256,805          $22,256,805       $20,400,384          $20,400,384
    Equity securities,
     available-for-sale                                 462,328              462,328           387,086              387,086
    Mortgage loans                                      241,001              207,576           252,485              208,396
    Short-term investments                              353,271              353,271           178,271              178,271
    Derivative instruments                              435,085              435,085           107,416              107,416
    Other invested assets                               337,514              362,471           377,954              371,650
    Reinsurance receivables                               6,676                6,676           (35,680)             (35,680)
    Separate account assets                             934,472              934,472           719,240              719,240
Financial liabilities
    Investment-type insurance contracts              12,808,780           11,444,929        12,572,411           10,986,737
    Repurchase agreements, other borrowings
      and collateral on derivatives                   2,974,315            2,974,315         3,049,335            3,049,335
    Derivative instruments                               51,187               51,187            47,123               47,123

        As discussed in Note 2 above, the FASB guidance on fair value measurements defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. Per the guidance, fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and non-interest bearing cash. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and index life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        The following tables summarize the valuation of the Company's financial instruments presented in the consolidated balance sheets by the fair value hierarchy levels defined in the fair value measurements guidance:

                                                                                   December 31, 2009
                                                        -----------------------------------------------------------------------
                                                         Quoted prices      Significant
                                                           In active           other            Significant
                                                          Markets for        observable         unobservable
                                                         identical assets      inputs              inputs
                                                           (Level 1)         (Level 2)           (Level 3)         Total
    Assets
    Fixed maturities - available for sale
    U.S. government and agencies                                 $     -        $ 3,254,711            $     -     $ 3,254,711
    Corporate securities                                               -          6,617,649            754,956       7,372,605
    Residential mortgage-backed securities                             -          1,942,431          1,154,910       3,097,341
    Commercial mortgage-backed securities                              -          1,289,682             65,423       1,355,105
    Asset backed securities                                            -          1,943,826          2,836,787       4,780,613
    Other debt obligations                                             -          2,157,165            239,265       2,396,430
                                                        -----------------  -----------------  -----------------   -------------
    Total fixed maturities - available for sale                        -         17,205,464          5,051,341      22,256,805
    Equity securities - available for sale                             -            437,084             25,244         462,328
    Derivative instruments                                             -            435,085                  -         435,085
    Reinsurance receivables                                            -                  -              6,676           6,676
    Separate account assets                                      934,472                  -                  -         934,472

    Liabilities
    Policyholder account balances - index
          life and annuity embedded derivatives                  $     -           $      -          $  26,158          26,158
    Derivative instruments                                        23,159             28,028            $     -          51,187

                                                                                 December 31, 2008
                                                        -----------------------------------------------------------------------
                                                         Quoted prices      Significant
                                                           In active           other            Significant
                                                          Markets for        observable         unobservable
                                                         identical assets      inputs              inputs
                                                           (Level 1)         (Level 2)           (Level 3)         Total
    Assets
    Fixed maturities - available for sale                        $     -       $ 15,255,917        $ 5,144,467    $ 20,400,384
    Equity securities - available for sale                             -            310,564             76,522         387,086
    Derivative instruments                                         1,602            105,814                  -         107,416
    Reinsurance receivables                                            -                  -            (35,680)        (35,680)
    Separate account assets                                      719,240                  -                  -         719,240

    Liabilities
    Policyholder account balances - index
          life and annuity embedded derivatives                  $     -           $      -         $ (416,478)    $  (416,478)
    Derivative instruments                                             -             47,123                  -          47,123

        Approximately 23% and 25% of the total fixed maturities are included in the Level 3 group at December 31, 2009 and 2008, respectively.

        The preceding financial instruments are reported at fair value in the consolidated balance sheets. Methods and assumptions used to determine the fair values are described in Note 1.

        The following tables summarize the Level 3 fixed maturity and equity security investments by valuation methodology as of December 31, 2009 and 2008:

                                                        ---------------------------------------------------------
                                                                           December 31, 2009
                                                        ---------------------------------------------------------
                                                          Third-party            Priced
                                                            vendors            internally            Total
                                                        ---------------------------------------------------------

    Assets
    U.S. government and agencies                                     $ -                  $ -                $ -
    Corporate securities                                         181,604              573,352            754,956
    Residential mortgage-backed securities                         2,350            1,152,560          1,154,910
    Commercial mortgage-backed securities                         50,965               14,458             65,423
    Asset backed securities                                       96,342            2,740,446          2,836,788
    Other debt obligations                                       118,179              121,085            239,264
                                                        -----------------  -------------------  -----------------
    Total fixed maturities - available for sale                  449,440            4,601,901          5,051,341
    Equity securities - available for sale                             -               25,244             25,244
                                                        -----------------  -------------------  -----------------
    Total                                                      $ 449,440          $ 4,627,145        $ 5,076,585
                                                        -----------------  -------------------  -----------------
    Percent of total                                                  9%                  91%               100%
                                                        -----------------  -------------------  -----------------

                                                                 December 31, 2008
                            ------------------------------------------------------------------------------------------------
                                                                       Mortgage or                              Percent
                                  All                Private           other asset                                 of
                                 Other             Placements        backed securities        Total              Total

Source of valuation
Priced internally                  $  84,124           $  394,259         $ 4,183,371         $ 4,661,754               89%
Third-party vendors                  213,992              229,586             115,657             559,235               11%
                            -----------------   ------------------   -----------------  ------------------   ---------------

Total                             $  298,116           $  623,845         $ 4,299,028         $ 5,220,989              100%
                            -----------------   ------------------   -----------------  ------------------   ---------------

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2009 are as follows:

                                                                                                                   Total
                                                                                                               Gains (Losses)
                                                                                                                Included In
                                         Total Realized and Unrealized                                           Net Income
                                               Gains (losses)                                                    Related to
                                         ---------------------------
                           Beginning                   Included in    Purchases,                     Ending     Instruments
                            Balance                       Other      Issuances, and Transfers in    Balance     Still Held at
                            December     Included in   Comprehensive Settlements    and/or out of   December    the Reporting
                            31, 2008      Net Income      Income        (net)       Level 3 (A)     31, 2009        Date
                          ---------------------------------------------------------------------------------------------------

Assets
Fixed maturities -
available for sale
U.S. government
and agencies                     $ 350            $ -           $ -        $ (350)           $ -           $ -           $ -
Corporate                      685,419        (15,881)       63,431        52,719        (30,731)      754,957         1,730
Residential
mortgage-backed
securities                     674,905         37,142       (58,819)     (182,580)             -       470,648        (6,707)
Commercial
mortgage-backed
securities                     779,207        (38,297)       65,224       (45,507)       (10,942)      749,685        (5,165)
Asset-backed
securities                   2,909,773        (50,704)     (272,470)      428,053       (177,866)    2,836,786             -
Other debt
obligations                     94,813         (1,899)       (3,638)      173,809        (23,820)      239,265           261
                          -------------  ------------- ------------- -------------  ------------- ------------- -------------
Total fixed maturities       5,144,467        (69,639)     (206,272)      426,144       (243,359)    5,051,341        (9,881)
Equity securities               76,522        (21,369)       10,890       (15,102)       (25,697)       25,244             -
Reinsurance receivables        (35,680)        42,356             -             -              -         6,676      $ 42,356

Liabilities
Policy account balances -
index life and annuity
embedded derivatives (B)      (416,478)      (442,636)            -             -              -        26,158    $ (442,636)

                                                  Total Realized and Unrealized
                                                         Gains (losses)
                                                --------------------------------
                                  Beginning                       Included in     Purchases,                         Ending
                                   Balance                           Other       Issuances, and    Transfers in      Balance
                                   December      Included in      Comprehensive   Settlements     and/or out of     December
                                   31, 2007      Net Income          Income          (net)         Level 3 (A)      31, 2008
                                -------------------------------------------------------------------------------------------------

Assets
Fixed maturities and
equity securities                  $ 2,194,357       $ (33,948)       $ (33,457)    $ 1,893,605      $ 1,200,432     $ 5,220,989
Reinsurance
receivables (C)                        143,517        (179,197)               -               -                -         (35,680)

Liabilities
Policy account balances -
index life and annuity
embedded
derivatives (B) and (D)              $ (52,798)      $ 363,680              $ -             $ -              $ -      $ (416,478)

        Policy account balances - index life and annuity embedded derivatives exclude host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the consolidated statements of income.

        (A)     Included in the transfers in and/or out line above is $453,447 and $100,072 of securities that were priced using unobservable data at December 31, 2008 and 2007, respectively and were
                transferred to a pricing service that uses observable market data in the prices and $184,391 and $1,300,504 of securities that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2009 and
                2008

        (B)     The transfers in and/or out above excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the
                consolidated statements of income.

        (C)     Includes ($507,619) due to the impact of the adoption of fair value guidance and $328,422 due to the change in fair value of embedded derivatives.

        (D)     Includes $290,620 due to the impact of the adoption of fair value guidance and $73,060 due to the change in fair value of embedded derivatives

        The Company adopted the new guidance for the fair value measurement of investments in certain entities that calculate net asset value per share
        (or its equivalent) for the year ended December 31, 2009. The new guidance permit, as a practical expedient, a reporting entity to measure the fair value of an investment on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date. The following table shows the investments which are included in other invested assets on the consolidated balance sheet:

                                                                        December 31, 2009
                                                               ---------------------------------------
                                                                   Fair                 Unfunded
                                                                   value              commitments
                                                               ---------------------------------------

Limited partnership interests by underlying investments:
Fixed income                                                          $ 226,862              $ 75,895
Private equity                                                           95,846                19,533
Real estate                                                              39,707                33,976
Other                                                                        56                     -
                                                               -----------------   -------------------

Total                                                                 $ 362,471             $ 129,404
                                                               -----------------   -------------------

        The limited partnership investments are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

        The Company has adopted the guidance on fair value option for financial assets and financial liabilities. This guidance allows the Company to elect to fair value certain financial assets and financial liabilities.
        The election is irrevocable and is made contract by contract. The
        Company has not elected to utilize fair value option for any of its eligible financial assets or financial liabilities.

4.      Investments and Investment Income

        Fixed Maturities and Equity Security Investments
        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2009 and 2008 are as follows:

                                                                     December 31, 2009
                                          ----------------------------------------------------------------------
                                                                 Gross            Gross           Estimated
                                             Amortized         Unrealized       Unrealized           Fair
                                                Cost             Gains            Losses            Value
Fixed maturities
    U.S. government and agencies               $ 3,516,095         $ 20,070        $ 281,455        $ 3,254,710
    Corporate securities                         7,707,269          308,254          642,916          7,372,607
    Residential mortgage-backed
      securities                                 2,990,682          180,952           74,293          3,097,341
    Commerical mortgage-backed
      securities                                 1,758,406           17,680          420,981          1,355,105
    Asset backed securities                      4,958,375          118,026          295,788          4,780,613
    Other debt securities                        2,477,201           32,623          113,395          2,396,429
                                          -----------------  ---------------  ---------------  -----------------
        Total fixed maturities                  23,408,028          677,605        1,828,828         22,256,805
Equity securities                                  468,575           17,928           24,175            462,328
                                          -----------------  ---------------  ---------------  -----------------
        Total available-for-sale               $23,876,603        $ 695,533       $1,853,003        $22,719,133
                                          -----------------  ---------------  ---------------  -----------------

                                                                    December 31, 2008
                                          ----------------------------------------------------------------------
                                                                 Gross            Gross           Estimated
                                             Amortized         Unrealized       Unrealized           Fair
                                                Cost             Gains            Losses            Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                              $ 3,937,261        $ 206,003         $ 57,411        $ 4,085,853
    Corporate securities                         8,244,486          111,253        1,489,118          6,866,621
    Mortgage-backed securities                  10,045,328          437,696        1,141,374          9,341,650
    Other debt securities                          115,050            1,254           10,044            106,260
                                          -----------------  ---------------  ---------------  -----------------
             Total fixed maturities             22,342,125          756,206        2,697,947         20,400,384
Equity securities                                  487,089            7,640          107,643            387,086
                                          -----------------  ---------------  ---------------  -----------------
             Total available-for-
              sale                             $22,829,214        $ 763,846       $2,805,590        $20,787,470
                                          -----------------  ---------------  ---------------  -----------------

        The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                                                 December 31, 2009
                           ----------------------------------------------------------------------------------------
                               Less than 12 months           12 months or more                   Total
                           ----------------------------  ---------------------------   ----------------------------
                               Fair        Unrealized        Fair       Unrealized         Fair        Unrealized
                              Value          Losses         Value         Losses          Value          Losses

Fixed maturities
   U.S. government and
     agencies                 1,944,502        140,052        463,671       141,403     $ 2,408,173      $ 281,455
   Corporate securities         609,100         34,394      3,221,176       608,522       3,830,276        642,916
   Residential mortgage-
     backed securities          371,533         50,065        189,245        24,228         560,778         74,293
   Commercial mortgage-
     backed securities           31,679          2,428      1,150,235       418,553       1,181,914        420,981
   Asset backed securities    1,442,584         54,538      1,260,694       241,250       2,703,278        295,788
   Other debt securities      1,205,209         47,817        524,237        65,578       1,729,446        113,395
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total fixed
           maturities         5,604,607        329,294      6,809,258     1,499,534      12,413,865      1,828,828
Equity securities                25,775            213        189,218        23,962         214,993         24,175
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total available-
           for-sale          $5,630,382      $ 329,507     $6,998,476   $ 1,523,496    $ 12,628,858    $ 1,853,003
                           -------------   ------------  -------------  ------------   -------------   ------------

                                                                December 31, 2008
                           ----------------------------------------------------------------------------------------
                               Less than 12 months           12 months or more                   Total
                           ----------------------------  ---------------------------   ----------------------------
                               Fair        Unrealized        Fair       Unrealized         Fair        Unrealized
                              Value          Losses         Value         Losses          Value          Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $ 616,507      $  28,103      $ 294,690     $  29,308      $  911,197      $  57,411
   Corporate securities       2,113,083        474,514      3,209,972     1,014,604       5,323,055      1,489,118
   Mortgage-backed
    securities                1,994,476        323,106      1,618,594       818,268       3,613,070      1,141,374
   Other debt securities         37,566          2,589         42,214         7,455          79,780         10,044
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total fixed
           maturities         4,761,632        828,312      5,165,470     1,869,635       9,927,102      2,697,947
Equity securities                52,359          9,190        189,218        98,453         241,577        107,643
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total available-
           for-sale          $4,813,991      $ 837,502     $5,354,688   $ 1,968,088    $ 10,168,679    $ 2,805,590
                           -------------   ------------  -------------  ------------   -------------   ------------

        At December 31, 2009, the Company held approximately 4,749 positions in fixed income and equity securities. The above table, as of December 31,
        2009 includes 960 securities of 661 issuers. Approximately 79% of the unrealized losses on fixed maturities at December 31, 2009 were securities rated investment grade. Investment grade securities are defined as those securities rated AAA through BBB- by Standard & Poors.
        Approximately 21% of the unrealized losses on fixed maturities at
        December 31, 2009 were on securities rated below investment grade.
        Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At December 31, 2009, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 87% of amortized cost. The following summarizes the unrealized losses by investment category as of December
        31, 2009.

        U.S Government and agencies: The unrealized losses on U. S Government and agencies are primarily due to the increases in market interest rates since the securities in an unrealized loss position were purchased by the Company. The Company does not intend to sell or believe it will be required to sell these securities prior to recovery of each security's amortized cost, therefore the securities in these categories are not considered other-than-temporarily impaired at December 31, 2009.

        Corporate: The largest unrealized losses in this category are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily due to a decrease in market liquidity, concerns regarding possible takeover of banking institutions by government agencies and concerns regarding the underlying credit quality of subprime mortgage loans and other commercial loans. These concerns are impacting foreign banks and large U.S national and regional banks. Other industry sectors with large unrealized losses include hospitality, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes other-than-temporary impairments if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential mortgage-backed securities ("RMBS"): The unrealized losses on RMBS are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in some illiquidity in the market and spread widening on those securities that are being traded. During 2009, there was an insignificant amount of new non-agency RMBS issuance and the secondary market for these securities was inactive. This illiquidity contributed to the depressed fair values of non-agency RMBS. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an other-than-temporary impairment is recognized. In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an other-than-temporary impairment is not recognized.

        Commercial mortgage-backed securities ("CMBS"): A substantial amount of the Company's unrealized losses at December 31, 2009 were in CMBS and are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. There was very little trading occurring in the CMBS market during 2008 and
        2009 due to the wide spreads embedded in the bid prices and a lack of security holders willing to sell at these price levels. In addition, several market makers pulled back from trading these securities in 2008 and 2009. The market activity has marginally improved for CMBS towards the end of 2009. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company did recognize other-than-temporary impairments on CMBS during 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. The
        Company has performed cash flow projection analyses on all of its other
        CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Asset-backed securities ("ABS"): The unrealized losses in the ABS category are primarily related to securities collateralized by home equity loans, automobile loans and other consumer finance loans. The unrealized losses are due to concerns regarding actual defaults by borrowers within the collateral pools. The Company stress tests the projected cash flows of its ABS and recognizes other-than-temporary impairments in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Other debt obligations: This category primarily consists of municipal bonds, school district tax credit bonds and credit tenant loans. The unrealized losses in this category are the result of widening spreads in the municipal and tax credit bond markets. In addition, unrealized losses related to credit tenant loans are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The Company monitors the creditworthiness of the obligors and recognizes other-than-temporary impairments in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Equity securities: This category primarily consists of non-redeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized other-than-temporary impairments in situations where the Company has determined it will not receive all amounts contractually due. In other situations the Company has determined it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost and an other-than-temporary impairment has not been recognized.

        As a result of the Company's review of other-than-temporary impairments of investment securities, the Company took write-downs during 2009, 2008 and 2007 as summarized in the following table:

                                                                      2009          2008          2007
General Description
Corporate securities                                                 $ 28,220      $ 51,853        $4,283
Residential mortgage-backed securities                                  3,986             -             -
Commercial mortgage-backed securities                                  37,570        11,142             -
Asset-backed securities                                                   165        16,176         2,506
Preferred stock                                                             -         8,233             -
Commercial mortgage loans                                               1,530             -           605
                                                                   -----------   -----------   -----------

Net impairment loss recognized in earnings                           $ 71,471      $ 87,404        $7,394
                                                                   -----------   -----------   -----------

                                                                      2009
General Description
Residential mortgage-backed securities                                     56
Commercial mortgage-backed securities                                   6,756
Asset-backed securities                                                 6,008
                                                                   -----------

Total OTTI losses in accumulated OCI                                 $ 12,820
                                                                   -----------

        The following chart is a rollforward of credit losses for the year ended
        December 31, 2009 on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

                                                                      2009
                                                                   -----------
Balance, January 1, 2009                                              $ 1,237
Additions for newly impaired securities                                52,208
Additions for previously impaired securities                            1,417
Reductions for impaired securities sold                               (25,226)
                                                                   -----------

Balance, December 31, 2009                                           $ 29,636
                                                                   -----------

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2009 and 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                   2009                                   2008
                                                   -------------------------------------  ------------------------------------
                                                      Amortized           Estimated          Amortized          Estimated
                                                         Cost            Fair Value             Cost            Fair Value

Due in one year or less                                   $  98,940           $  94,482         $  118,375         $  110,912
Due after one year through five years                     1,591,569           1,570,708          1,452,782          1,261,673
Due after five years through ten years                    3,247,617           3,309,331          3,043,991          2,480,291
Due after ten years                                       9,523,683           8,747,613          7,681,649          7,205,858
Securities not due at a single maturity date
  (primarily mortgage-backed securities)                  8,946,219           8,534,671         10,045,328          9,341,650
                                                   -----------------  ------------------  -----------------  -----------------
             Total fixed maturities                     $23,408,028         $22,256,805        $22,342,125        $20,400,384
                                                   -----------------  ------------------  -----------------  -----------------

        Midland National is a member of the Federal Home Loan Bank of Des Moines
        ("FHLB"). In order to maintain its membership, the Company was required to purchase FHLB equity securities that collectively total $25,619 as of
        December 31, 2009 and 2008. These securities are included in equity securities and are carried at cost which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the
        Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At
        December 31, 2009 and 2008, the Company had an outstanding advance of
        $349,870 from FHLB (see Note 7).

        Investment Income and Investment Gains (Losses) Major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                              2009              2008               2007

Gross investment income
    Fixed maturities                                       $1,134,910        $1,090,408         $ 980,599
    Equity securities                                          24,005            21,087            30,345
    Mortgage loans                                             13,591            17,853            18,370
    Policy loans                                               21,830            22,155            21,333
    Short-term investments                                      1,269            11,356            23,435
    Derivative instruments                                    (70,064)          (93,490)          118,670
    Other invested assets                                     (26,654)           12,281            74,583
                                                      ----------------  ----------------   ---------------
             Total gross investment income                  1,098,887         1,081,650         1,267,335
Less:  Investment expenses                                     39,279           115,210           131,697
                                                      ----------------  ----------------   ---------------
             Net investment income                         $1,059,608         $ 966,440        $1,135,638
                                                      ----------------  ----------------   ---------------

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains (losses) reflected in the consolidated statements of income are summarized as follows:

                                                               2009              2008               2007

Fixed maturities                                             $ 176,244         $ 134,848         $  88,216
Equity securities                                              (19,902)          (17,472)          (10,195)
Mortgage loans                                                    (600)                -                45
Short-term investments                                            (915)              399             1,265
                                                       ----------------  ----------------   ---------------
             Net investment gains (losses)                   $ 154,827         $ 117,775         $  79,331
                                                       ----------------  ----------------   ---------------

        Included in realized investment gains (losses) on the fixed maturities in 2009, 2008 and 2007 are gains of $1,408, $6,771 and $1,560, respectively, related to recoveries from Enron, Inc. and WorldCom, Inc.
        The Company sold its investments in Enron, Inc. and WorldCom, Inc. in
        2001 and 2002 and recorded pre-tax losses of $45,951. The recoveries, which cumulatively total $18,886, are the result of a federal securities law class actions brought on behalf of Enron, Inc. and WorldCom, Inc.
        securities purchasers against various parties involved with Enron, Inc.
        and WorldCom, Inc.

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding other-than-temporary impairments, maturities, calls, and prepayments) during 2009, 2008 and 2007 were as follows:

                                        2009                         2008                        2007
                          ------------------------------  -------------------------- ---------------------------
                               Fixed          Equity         Fixed        Equity         Fixed        Equity
                             Maturities     Securities    Maturities    Securities    Maturities    Securities

Proceeds from sales        $  6,155,856    $ 100,281     $ 7,203,254     $ 138,230    $ 8,029,528    $ 583,672
Gross realized gains            377,031        6,219         200,056         1,014         54,114        5,334
Gross realized (losses)        (215,126)     (26,122)        (68,395)      (18,485)       (54,065)     (15,325)

        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had no investments which exceeded 10%
        of the Company's stockholder's equity at December 31, 2009.

        Other
        At December 31, 2009 and 2008, securities with reported values of $3,632 and $3,756, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,304 and $3,338, respectively.

        During 2009, the Company completed a re-securitization transaction by transferring non-agency RMBS securities with a book value of $309,888 to a special interest entity, which then transferred the securities to a non-affiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust have been retained by the Company and have a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold.

5.      Derivative Instruments and Hedging Activities

        The following table presents the notional amounts and fair value of derivative instruments:

                                                                       December 31, 2009
                                                           Notional
                                                            Amount            Assets          Liabilities
Derivatives not designated
  as hedging instruments:

Put options (1)                                               N/A                       3                 -
Interest rate swaps (1)                                       178,578               2,914             2,538
Credit default swaps - receive (1)                            243,625               5,509             8,389
Credit default swaps - pay (1)                                 56,000                   -            16,593
Floors (1)                                                    113,000               3,629                 -
Embedded derivatives in:
  Index life and annuity products (2)                         N/A                       -            26,158
  Index annuity products ceded (3)                            N/A                  (6,132)                -
  Index annuity funds withheld (3)                            N/A                  12,808                 -
  Hybrid instruments (4)                                      N/A                 357,239                 -
Futures (1)                                                 1,006,838             172,568                 -
Call options (1)                                            2,587,120             249,180                 -
Written options (1)                                           322,035                   -            23,159

Derivatives designated
  as hedging instruments:
Interest rate swaps - effective cash flow (1)                  23,810               1,282                 -
Interest rate swaps - effective fair value (1)                 18,450                   -               508

                                                                          December 31, 2008
                                                           Notional
                                                            Amount            Assets          Liabilities
Derivatives not designated
  as hedging instruments:

Put options (1)                                               N/A                     257                 -
Interest rate swaps (1)                                        76,181               8,199             1,771
Credit default swaps - receive (1)                            249,625               8,344             7,673
Credit default swaps - pay (1)                                 56,000                   -            36,863
Floors (1)                                                    113,000               8,194                 -
Embedded derivatives in:
  Index life and annuity products (2)                         N/A                       -          (416,478)
  Index annuity products ceded (3)                            N/A                (115,598)                -
  Index annuity funds withheld (3)                            N/A                  79,918                 -
  Hybrid instruments (4)                                      N/A                 397,731                 -
Futures (1)                                                   318,413              23,702                 -
Call Options (1)                                            3,100,615              55,195                 -
Written Options (1)                                                 -                   -                 -

Derivatives designated
  as hedging instruments:
Interest rate swaps - effective cash flow (1)                  23,810               3,525                 -
Interest rate swaps - effective fair value (1)                 23,450                   -               817

(1) Carried on the Company's balance sheets in derivative instruments
(2) Carried on the Company's balance sheets in policyholder account balances
(3) Carried on the Company's balance sheets in reinsurance receivables
(4) Carried on the Company's balance sheets in fixed maturities, available for sale, at fair value

        Index Options and Futures
        The Company uses various derivative instruments to manage its exposure to interest rate risk and to meet its policy guarantee obligations. The
        Company has index annuity and index universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indexes. The Company classifies these options and futures as derivative instruments. The Company amortizes the cost of the index options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income. The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of index options and the change in the futures variation margin accounts as gain (loss) on derivatives.

        The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the
        Company's credit risk and additional provision for adverse deviation.
        This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the statements of income as a gain (loss) on derivatives.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gain (loss) on derivatives in the consolidated statements of income.

        Cash Flow Hedges
        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed income securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of other comprehensive income for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated
        fair value of the applicable interest rate swaps excludes the current period accruals. The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to intangibles and deferred income taxes.

          -------------------------------------------------------------------------------  ------------------------------
                                      Effective portion                                            Ineffective portion
          -------------------------------------------------------------------------------  ------------------------------
              Derivative in                              Income            Gain(Loss)
                Subtopic                                Statement         Reclassified
                 815-20          Gain (Loss)           Location of            from             Income
                Cash Flow          in Other            Gain (Loss)         Accumulated        Statement       Ineffective
                 Hedging        Comprehensive       reclassified from          OCI           Location of      Gain (Loss)
  Year        Relationships         Income           Accumulated OCI       into income       Gain (Loss)       in Income
--------- ------------------  -------------------  --------------------  ----------------  ----------------  ------------

                                                      Net realized                            Net gains
                Interest                               investment                             (losses)
  2009         rate swaps          ($2,243)          gains (losses)            $0          on derivatives          $0

                                                      Net realized                            Net gains
                Interest                               investment                             (losses)
  2008         rate swaps            $786            gains (losses)            $0          on derivatives          $0

        Fair Value Hedges
        The Company has entered into interest rate swap agreements that pay a variable rate of interest to the Company and the Company pays a fixed rate of interest to the counterparty. These swaps hedge the fair value of specific available-for-sale fixed income securities and are important components of the Company's asset-liability management. It is anticipated that changes in the fair values of the fixed income securities due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are considered effective hedges and are reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains on derivatives in the consolidated statements of income. Periodic fair value interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals. The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                                       Amount of Gain or (Loss)
          Derivative in Subtopic                 Location of Gain or (Loss)              Recognized in Income
            815-20 Fair Value                       Recognized in Income                    on Derivatives
          Hedging Relationships                        on Derivatives                  2009              2008
--------------------------------------------------------------------------------  ---------------  ------------------

           Interest rate swaps               Net gain/(loss) on derivatives            $309             ($531)

    Fixed rate fixed income securities       Net gain/(loss) on derivatives            $503            ($3,230)

        Other Derivatives
        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        During 2008, the Company purchased interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees. These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow and fair value interest rate swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals. The following table presents the impact of other derivatives on the consolidated statements of income.

                                                                                          Amount of Gain or (Loss)
          Derivative not designated                  Location of Gain or (Loss)             Recognized in Income
           as Hedging Instruments                       Recognized in Income                  on Derivative
            under Subtopic 815-20                           on Derivative                  2009             2008
------------------------------------------------------------------------------------- ---------------- ----------------

Interest rate swaps                                    Net investment income                   (4,685)             215
Interest rate swaps                                Net gain/(loss) on derivatives              (6,052)          13,940
Credit default swaps - receive                     Net gain/(loss) on derivatives              (4,542)          (1,599)
Credit default swaps - pay                         Net gain/(loss) on derivatives              20,271          (41,456)
Floors                                             Net gain/(loss) on derivatives              (4,565)           5,546
Embedded derivatives in:
  Index life and annuity products                  Net gain/(loss) on derivatives            (442,636)         363,680
  Index annuity products ceded                     Net gain/(loss) on derivatives             109,465         (110,609)
  Index annuity funds withheld                     Net gain/(loss) on derivatives             (67,110)         (68,588)
  Hybrid instruments                               Net gain/(loss) on derivatives             (40,492)          (2,869)
Futures                                            Net gain/(loss) on derivatives             118,925         (141,390)
Options                                                Net investment income                  (65,379)         (92,298)
Options                                            Net gain/(loss) on derivatives             158,845          (50,759)

        Collateral posted by counterparties at December 31, 2009 and 2008, applicable to derivative instruments was $199,861 and $16,180, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivatives. Collateral posted by the
        Company at December 31, 2009 and 2008 applicable to derivative instruments was $20,350 and $38,610, respectively, and is reflected in the consolidated balance sheets as other receivables.

        Hybrid Financial Instruments
        As of December 31, 2009 and 2008, the Company held eight securities with embedded derivatives and the Company has elected fair value measurement in accordance with the guidance. As such, any change in the fair value of the security is reported as gains (losses) on derivatives. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2009 was $400,600 and $357,239 respectively.
        During 2009, the Company reported ($40,492) as gains (losses) on derivatives related to hybrid securities. At December 31, 2008, the amortized cost and fair value of the Company's hybrid securities was
        $400,600 and $397,731, respectively. The loss reported during 2008 was
        $2,869. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

6.      Noncontrolling Interests

        During 2008, the Company became a limited partner in a variable interest entity and the Company is considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the variable interest entity have been consolidated in the accompanying consolidated financial statements. The variable interest entity,
        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC
        (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company holds a 50.9% interest in the Fund as of December
        31, 2009. North American holds a 25.5% interest in the Fund at December
        31, 2009. The general partner of the Fund is a related party, Guggenheim
        Partners Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the
        Company reports these unrealized gains and losses in the same manner.
        The amount of unrealized gain in 2009 and 2008 of $35,795 and $27,442, respectively is reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund are reported as components of net investment income and net realized investment gains. The income after taxes from the Fund in 2009 and 2008 was $135,003 and $17,328, of which $38,827 and
        $5,446 is allocated to the interests held by North American and $18,546 and $991, respectively, is allocated to noncontrolling interests. At
        December 31, 2009 and 2008, the Fund had total assets of $1,444,376 and
        $372,647, respectively. Included in equity at December 31, 2009 and 2008 is $504,190 and $133,837, respectively, of noncontrolling interests.

                                                                                   2009                2008

         Net income attributable to Midland National                             $  219,498          $  244,678
         Transfers (to) from the noncontrolling interest
         Decrease in Midland National's paid-in capital for
         additional capital contributions to the Fund                               (16,880)                  -
                                                                          ------------------  ------------------

         Change from net income attributable to Midland
         National and transfer (to) from noncontrolling interest                 $  202,618          $  244,678
                                                                          ------------------  ------------------

        The Company evaluates their investments in limited partnerships annually to determine if any are VIEs and would require consolidation into the
        Company's financial statements (refer to Note 1).

7.      Borrowings

        At December 31, 2009 and 2008, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivatives.
        The borrowings outstanding at December 31, 2009 have maturity dates in
        March, July and November, 2010. The Company renewed the borrowings that matured in March 2010 for a borrowing that will mature on March 15, 2011 at an interest rate of 0.53%. Interest expense incurred during 2009 and
        2008 was $4,594 and $5,044, respectively, and is reported as a component of net investment income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2009 and 2008 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

8.      Property, Plant and Equipment

        The following summarizes property, plant and equipment:

                                                  Range of
                                                Useful Lives            2009              2008
Land                                                  -                $  3,029          $  3,029
Land improvements                                 20 years                  761               761
Buildings and improvements                        39 years               17,425            22,214
Leasehold improvements                            40 years                   20                67
Furniture and fixtures                            10 years                4,927             4,643
Computer equipment and software                 3 - 10 years             37,638            36,155
Other                                            3 - 5 years                 49                49
                                                                  --------------  ----------------
                                                                      $  63,849         $  66,918
Accumulated depreciation                                                (20,218)          (21,570)
                                                                  --------------  ----------------
                                                                      $  43,631         $  45,348
                                                                  --------------  ----------------

        Depreciation expense was $5,086 and $3,898 for the years ended December
        31, 2009 and 2008, respectively.

        Property, plant and equipment primarily consists of a home office building used for the Company's insurance operations in Sioux Falls,
        South Dakota. Construction commenced in 2007 and the facility was completed in late 2008 with occupancy in early 2009. During 2009 the former home office building, which is included in the 2008 reported balances above, was sold to a third-party for $3,050 for a realized loss of $118. Property, plant and equipment is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

9.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business, deferred and amortized for the years ended December 31, 2009, 2008 and 2007 are as follows:

                                                          2009               2008               2007

DAC, beginning of year                                    $2,012,764         $1,422,862         $1,341,489
Commissions deferred                                         201,236            199,305            185,358
Underwriting and acquisition expenses deferred                41,655             39,864             42,299
Reduction due to reinsurance ceded                           (28,047)                 -                  -
Change in offset to unrealized losses                       (257,756)           527,048             85,062
Amortization related to operations                          (202,808)          (180,014)          (173,310)
Amortization related to realized (gains) losses                8,247            (14,440)           (26,891)
Amortization related to derivatives                           23,535             18,139            (31,145)
                                                       --------------   ----------------   ----------------
DAC, end of year                                          $1,798,826         $2,012,764         $1,422,862
                                                       --------------   ----------------   ----------------

        The composition of DSI for the years ended December 31, 2009, 2008 and
        2007 is summarized below:

                                                          2009               2008               2007

DSI, beginning of year                                     $ 764,191          $ 442,770          $ 414,545
Sales inducements costs deferred                              77,002             96,598             82,688
Reduction due to reinsurance ceded                            (2,423)                 -                  -
Change in offset to unrealized losses                       (152,077)           298,904             25,871
Amortization related to operations                           (72,939)           (60,326)           (53,727)
Amortization related realized (gains) losses                   3,552             (8,402)            (5,279)
Amortization related to derivatives                            9,141             (5,353)           (21,328)
                                                     ----------------  -----------------  -----------------
DSI, end of year                                           $ 626,447          $ 764,191          $ 442,770
                                                     ----------------  -----------------  -----------------

        The composition of the PVFP for the years ended December 31, 2009, 2008 and 2007 is summarized below:

                                                        2009               2008               2007

PVFP, beginning of year                                  $  34,020          $  28,767          $  34,129
Change in offset to unrealized losses                       (7,678)             7,677                  -
Amortization                                                (4,575)            (2,424)            (5,362)
                                                    ---------------   ----------------   ----------------
PVFP, end of year                                        $  21,767          $  34,020          $  28,767
                                                    ---------------   ----------------   ----------------

10.     Reinsurance

        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                                          2009                           2008                       2007
                               ---------------------------   -------------------------  --------------------------
                                  Ceded           Assumed       Ceded         Assumed      Ceded          Assumed

Premiums and deposits
   on investment contracts      $  489,965        $ 1,001     $661,616         $  839    $750,611          $  787
Claims and investment
   contract withdrawals            198,117            256      192,187          1,576     165,611           4,155

        The Company generally reinsures the excess of each individual risk over
        $1,000 on ordinary life policies in order to spread its risk of loss.
        Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        In addition to the risk reinsurance described above, the Company is also party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31,
        2005 and since March 1, 2008 and 60% of substantially all policies issued from April 1, 2005 through February 29, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserves associated with these policies. The Company has netted the funds withheld liability of $3,866,131 and $3,602,226 against the reserve credits of $4,438,585 and $4,270,520 in reinsurance receivables in the December 31, 2009 and
        2008 consolidated balance sheets, respectively.

        The Company is also a party to a coinsurance agreement with an affiliated reinsurer. This is an indemnity agreement that covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. The effective date of the agreement was October
        1, 2009, at which time the Company transferred assets of $552,810, which are equal to the statutory reserves associated with these policies. The
        Company also received a ceding allowance of $6,565 as of the effective date of the agreement. The account values ceded as of the effective date were $576,715. The difference between the account values ceded, the assets transferred and the ceding allowance received resulted in a reduction of deferred acquisition costs of $28,047 and a reduction of deferred sales inducements of $2,423. Reserve credits of $577,852 associated with this agreement are reported in reinsurance receivables in the December 31, 2009 consolidated balance sheet.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     Accumulated Other Comprehensive Income (Loss)

        The components of accumulated other comprehensive loss are as follows:

                                                                       2009               2008

Net unrealized gain (loss) - available-for-sale securities           $ (1,175,131)      $ (2,060,259)
Net unrealized gain (loss) - derivative instruments                         1,282              3,525
Net unrealized gain (loss) - noncredit component of impairment
      losses on available-for-sale securities                             (12,820)                 -
Intangibles                                                               455,301            864,200
Pension
      Unrecognized actuarial net losses                                   (12,032)            (8,603)
Post-retirement
      Unrecognized actuarial net losses                                    (1,996)            (1,434)
      Unrecognized prior service cost                                       1,164               (368)
Deferred income taxes                                                     260,481            421,029
                                                                   ---------------  -----------------

      Accumulated other comprehensive loss                             $ (483,751)        $ (781,910)
                                                                   ---------------  -----------------

        The following table sets forth the changes in each component of accumulated other comprehensive loss.

                                                                               2009            2008          2007

Net unrealized loss available-for-sale securities                            $ 971,529    $ (1,892,001)   $ (147,158)
Reclassification adjustment for (gains) losses released
      into income                                                              (86,401)        (29,971)      (71,232)
Net unrealized gain (loss) - derivatives                                        (2,243)            786         3,868
Net unrealized gain (loss) - noncredit component of impairment
      losses on available-for-sale securities                                  (12,820)              -             -
Impact of intangibles                                                         (408,899)        805,342       110,933
Additional pension liability
      Amortization of net gain in net periodic benefit expense                     346             224           164
      Net (loss) gain recognized in accrued benefit costs                       (3,775)         (3,820)        2,000
Additional post-retirement liability:
      SFAS No. 158 adoption adjustment                                               -               -        (3,750)
      Amortization of net gain (loss) in net periodic benefit expense               29             (32)            -
      Amortization of prior service costs                                           75              75             -
      Net (loss) gain recognized in accrued benefit costs                         (592)          2,517             -
      Prior service costs arising in current year                                1,458            (612)            -
Deferred income taxes                                                         (160,548)        391,122        36,812
                                                                          -------------  --------------  ------------
      Net other comprehensive gain (loss)                                    $ 298,159      $ (726,370)    $ (68,363)
                                                                          -------------  --------------  ------------

        The unrealized investment gain (loss) on available-for-sale securities and derivative instruments is adjusted by intangibles and deferred income taxes, which adjustments are included in the statements of stockholder's equity.

12.     Income Taxes

        The significant components of the provision for income taxes are as follows:

                                                   2009          2008           2007

Current                                            $ 120,089     $ 117,853      $  86,009
Deferred                                             (17,781)       21,143         48,077
                                                 ------------  ------------  -------------
          Total federal income tax expense         $ 102,308     $ 138,996      $ 134,086
                                                 ------------  ------------  -------------

        The components of the federal income tax asset are as follows:

                                                            2009               2008

Net deferred income tax asset                                $ 356,404          $ 502,966
Income taxes currently (payable) receivable                     53,870            (32,339)
                                                      -----------------  -----------------
              Total income tax asset                         $ 410,274          $ 470,627
                                                      -----------------  -----------------

        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2009, 2008 and 2007 are as follows:

                                                   2009           2008           2007

At statutory federal income tax rate             $ 104,735      $ 136,538      $ 136,312
Dividends received deductions                         (497)          (997)        (1,551)
Tax credits                                         (4,585)             -              -
Other, net                                           2,655          3,455           (675)
                                              -------------  -------------  -------------
              Total income tax expense           $ 102,308      $ 138,996      $ 134,086
                                              -------------  -------------  -------------

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2009 and 2008 are as follows:

                                                                           2009           2008

Deferred income tax assets
    Policy liabilities and reserves                                         $ 720,554      $ 555,160
    Investments                                                               356,191        734,086
    Other, net                                                                  1,101         65,137
                                                                        --------------  -------------
              Total deferred income tax assets                              1,077,846      1,354,383
                                                                        --------------  -------------
Deferred income tax liabilities
    Present value of future profits of acquired business                       (7,618)        (9,220)
    Deferred policy acquisition costs and deferred sales inducements         (713,824)      (842,197)
                                                                        --------------  -------------
              Total deferred income tax liabilities                          (721,442)      (851,417)
                                                                        --------------  -------------
              Net deferred income tax asset                                 $ 356,404      $ 502,966
                                                                        --------------  -------------

        In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2009, and no valuation allowance is necessary.

        The FASB issued guidance which clarified the accounting for uncertainty in income taxes in an entity's financial statements and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return.

        The Company adopted the clarifying guidance as of January 1, 2007 and the Company's subsidiary, SFG Reinsurance Company adopted as of January
        1, 2009. Consequently, the Company recognizes tax benefits only on tax positions where it is "more likely than not" to prevail. There was no effect on the Company's financial statements from adopting the clarifying guidance.

        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $2,235 to $6,432 by the end of
        2010 primarily related to uncertainty regarding the treatment of dividend deductions. The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $819 and $489 of accrued interest and penalties at December 31, 2009 and 2008, respectively.

        In 2009, the Internal Revenue Service (IRS) completed an examination of the Company's income tax returns for 2004 through 2006, with no material adjustments. The IRS has commenced an examination of the Company's income tax returns for 2007 through 2008. The examination was in progress at December 31, 2009.

        Under guidance for uncertainty in income taxes, Midland National is considered a public entity, but its subsidiary is considered a non-public entity. As required under guidance for public entities, a reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

                                                                                  2009

         Balance at January 1                                                   $  7,975
         Additions based on tax positions related to the current year                358
         Reductions based on tax positions related to the prior years             (1,024)
         Additions based on tax positions related to prior years                   1,223
         Settlements/Statute expiration                                                -
                                                                             ------------
         Balance at December 31                                                 $  8,532
                                                                             ------------

13.     Statutory Financial Data and Dividend Restrictions

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2009; however, prescribed practices used by the Company in 2009 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited
                interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2009 increased the Company's statutory-based surplus by $117,179. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $51,617, $46,740 and $43,345 in 2009, 2008 and 2007, respectively.
        Dividends payable in 2010 up to approximately $139,186 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31,
        2009, 2008 and 2007, is approximately ($31,000), $111,000 and $112,000, respectively, and reported capital and surplus at December 31, 2009,
        2008 and 2007, is approximately $1,392,000, $1,240,000 and $1,109,000, respectively, in accordance with statutory accounting principles.

14.     Operating Leases

        The Company leases certain equipment and office space. Rental expense on operating leases of approximately $3,749, $3,948, and $4,052, were incurred in 2009, 2008, and 2007, respectively. Approximate future minimum lease payments under non-cancellable leases at December 31,
        2009, are as follows:

         Year ending December 31,
         2010                                           $  2,407
         2011                                              2,794
         2012                                              2,797
         2013                                              2,772
         2014                                              2,613
         Thereafter                                       10,675
                                                  ---------------
                                                        $ 24,058
                                                  ---------------

15.     Employee Benefits Plans

        The Company participates in noncontributory defined benefit pension plan sponsored by SEI that covers certain full-time employees. Effective
        December 31, 2004, the plan sponsor approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which had the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In addition, the Company provides certain postretirement health care and life insurance benefits for eligible active and retired employees through health and welfare benefit plans.

        The following tables summarize the benefit obligations, the funded status and other additional information related to these plans as of
        December 31, 2009 and 2008. The pension benefit amounts reflect an allocation of the Company's portion of the SEI plan:

                                                         Pension Benefits             Other Benefits
                                                       ------------------------  -------------------------
                                                        2009          2008          2009         2008
Obligation and funded status
Accumulated benefit obligation at December 31           $ 37,700      $ 32,884      $ 13,456     $ 13,319
Fair value of plan assets at December 31                  30,490        29,148             -            -
                                                       ---------- -------------  ------------ ------------
Funded status at December 31                             $(7,210)      $(3,736)     $(13,456)    $(13,319)
                                                       ---------- -------------  ------------ ------------
Accrued benefit liability recognized
 in financial statements                                 $(7,210)      $(3,736)     $(13,456)    $(13,319)
                                                       ---------- -------------  ------------ ------------

Changes in liability for benefits recognized in
 accumulated other comprehensive income (loss)
Beginning balance                                        $(8,603)      $(5,007)      $(1,802)     $(3,750)
Net gain amortized into net periodic benefit costs           346           224           104           43
Net gain (loss) arising during the period                 (3,775)       (3,820)          866        1,905
                                                       ---------- -------------  ------------ ------------
Balance at December 31                                  $(12,032)      $(8,603)       $ (832)     $(1,802)
                                                       ---------- -------------  ------------ ------------

Changes in deferred taxes recognized in
 accumulated other comprehensive income (loss)           $ 1,200       $ 1,259        $  340       $ (682)
                                                       ---------- -------------  ------------ ------------

                                                   Pension Benefits                  Other Benefits
                                         ----------------------------------  -----------------------------
                                           2009        2008       2007          2009      2008       2007
Additional information
Net periodic benefit (income) costs       $  45      $ (208)    $ (426)      $ 1,438   $ 1,286    $ 1,778
Employer contributions                        -           -      1,231           331       509        397
Employee contributions                        -           -          -           122       113        106
Benefit payments                            363         529        444           453       622        503

Actuarial assumptions
Weighted-average assumptions, used to
determine benefit obligations as of
December 31
    Discount rate                          5.88%      6.25%       6.25%        5.50%      6.25%      6.25%
    Rate of compensation increase           N/A        N/A         N/A         4.25%      4.25%         -

Weighted-average assumptions used
 to determine net costs
 as of December 31
    Discount rate                          5.88%      6.25%       5.75%        5.50%      6.25%      5.75%
    Expected return on plan assets         7.00%      7.50%       7.50%           -          -          -
    Rate of compensation increase           N/A        N/A         N/A         4.25%      4.25%         -

        For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2009. The rate was assumed to decrease gradually to 4.5% in 2014, and remain at that level thereafter.

        The measurement date for the plans was December 31, 2009.

        For 2009, the weighted average expected long-term rate of return on assets was 7.0%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2009.

        The defined benefit pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                       2009
                                                      Target       2009         2008

Fixed income, multi-strategy and other securities          60%         63%         65%
Equity securities                                          35%         34%         29%
Other, including cash                                       5%          3%          6%
                                                      ---------  ----------   ---------

              Total                                       100%        100%        100%
                                                      ---------  ----------   ---------

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations above. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan.

        The fair value of plan assets are invested in cash and cash equivalents, fixed income securities and equity securities. As discussed in Note 3 above, the Fair Value approach establishes a fair value hierarchy which prioritizes inputs to valuation techniques used to measure fair value.
        The term inputs refers broadly to the assumptions that market participants would use in pricing an asset. The following is a description of the valuations methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

        Cash and Cash Equivalents

        These investments are mutual funds valued using the Net Asset Value
        (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in an active market and classified within Level 1 of the valuation hierarchy.

        U.S. Government and Federal Agency Obligations

        The fair value of U.S. government bonds is generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on a valuation model that uses inputs that include interest-rate yield curves, cross-currency-basis index spreads, and country specific credit spreads similar to the bond in terms of issuer, maturity and seniority. These investments are classified within
        Level 2 of the valuation hierarchy.

        Corporate Debt Instruments

        The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads. The spread data used are for the same maturity as the bond. If the spread data does not reference the issuer, then data that references a comparable issuer is used. When observable price quotations are not available, fair value is determined based on cash flow models with yield curves, bond. These investments are classified within Level 2 of the valuation hierarchy.

        Foreign Debt Obligations

        The fair value of foreign government bonds is generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on a valuation model that uses inputs that include interest-rate yield curves, cross-currency-basis index spreads, and country specific credit spreads similar to the bond in terms of issuer, maturity and seniority. These investments are classified within
        Level 2 of the valuation hierarchy.

        Common Stocks, Rights and Warrants

        The fair value for these investments is based on quoted market prices for identical assets and liabilities. These investments are classified within Level 1 of the valuation hierarchy.

        Foreign Equities and Multi-Strategy Funds

        Foreign equity and multi-strategy funds are typically valued utilizing the net asset valuations provided by the underlying private investment companies and/or their administrators. Fund management considers subscription and redemption rights, including any restrictions on the disposition of the interest in its determination of fair value. These investments are classified within level 3 of the valuation hierarchy.

        Below are the Plan's financial instruments carried at fair value on a recurring basis by the fair value hierarchy levels disclosed above:

                                                                            December 31, 2009
                                                 ------------------------------------------------------------------------
                                                    Quoted prices       Significant
                                                      In active            other         Significant
                                                     markets for        observable       unobservable
                                                  identical assets        inputs            inputs
                                                      (Level 1)          (Level 2)        (Level 3)            Total
Assets
Cash & cash equivalents                                       $ 1,256              $ -               $ -          $ 1,256
U.S. government & federal agency obligations                        -            5,015                 -            5,015
Corporate debt instruments                                          -            7,677                 -            7,677
Foreign debt obligations                                            -              775                 -              775
Common stocks, rights and warrants                                  8                -                 -               8
Foreign equities and multi-strategy funds                           -                -            15,759           15,759
                                                 ---------------------  ---------------  ----------------  --------------

                                                              $ 1,264         $ 13,467          $ 15,759         $ 30,490
                                                 ---------------------  ---------------  ----------------  --------------

                                                                                December 31, 2008
                                                 ------------------------------------------------------------------------
                                                    Quoted prices       Significant
                                                      In active            other         Significant
                                                     markets for        observable       unobservable
                                                  identical assets        inputs            inputs
                                                      (Level 1)          (Level 2)        (Level 3)         Total
Assets
Cash & cash equivalents                                       $ 1,958            $ 642               $ -         $ 2,600
U.S. government & federal agency obligations                        -            8,963                 -           8,963
Corporate debt instruments                                          -            2,549                 -           2,549
Foreign debt obligations                                            -              251                 -             251
Common stocks, rights and warrants                                  8                -                 -               8
Foreign equities and multi-strategy funds                           -                -            14,777          14,777
                                                 ---------------------  ---------------  ----------------  --------------

                                                              $ 1,966         $ 12,405          $ 14,777        $ 29,148
                                                 ---------------------  ---------------  ----------------  --------------

        The table below sets forth a summary of changes in the fair value of the
        Plan's level 3 investment assets and liabilities for the year ended
        December 31, 2009:

                                                                             December 31, 2009
                                             ----------------------------------------------------------------------------
                                                                                             Sales, issuances,
                                             Beginning       Realized       Unrealized          maturities,      Ending
                                               fair            gains          gains             settlements,      fair
                                               value         (losses)        (losses)            calls, net      value

Foreign equities and multi-strategy funds           14,777        (1,620)            5,325          (2,723)        15,759
                                             --------------  ------------  ----------------  --------------   ------------

Total                                             $ 14,777      $ (1,620)          $ 5,325        $ (2,723)      $ 15,759
                                             --------------  ------------  ----------------  --------------   ------------

                                                                             December 31, 2008
                                             ----------------------------------------------------------------------------
                                                                                             Sales, issuances,
                                             Beginning       Realized       Unrealized          maturities,      Ending
                                               fair            gains          gains             settlements,      fair
                                               value         (losses)        (losses)            calls, net      value

Foreign equities and multi-strategy funds           22,408            89            (5,371)         (2,349)        14,777
                                             --------------  ------------  ----------------  --------------   ------------

Total                                             $ 22,408          $ 89          $ (5,371)       $ (2,349)      $ 14,777
                                             --------------  ------------  ----------------  --------------   ------------

        The Company expects to contribute $0 to the pension plan in 2010.

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                              Pension          Other
                                             Benefits         Benefits

Year ending December 31,
2009                                          $  669          $  711
2010                                             795             788
2011                                             945             831
2012                                           1,116             835
2013                                           1,280             887
2014-2018                                      8,616           4,856

        The Company also participates in a noncontributory Employee Stock
        Ownership Plan ("ESOP"), which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the
        Company makes a contribution to the ESOP as determined by the Board of
        SEI. The contributions to the ESOP for 2009, 2008 and 2007 were $8,978,
        $8,187 and $6,119, respectively. The expense for 2009, 2008 and 2007 was
        $10,838, $9,064 and $8,397, respectively. All contributions to the ESOP are held in trust.

        Impact of Medicare Modernization Act on Postretirement Benefits
        The Company follows the guidance on accounting for the effects of the
        Medicare Prescription Drug, Improvement and Modernization Act of 2003
        (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria.

        The Company has determined that, for the majority of the plan participants, the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy.
        Accordingly, the plan's accumulated postretirement benefit obligation was reduced upon the adoption of this new guidance in 2005. This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost over the average remaining service period of participating employees expected to receive benefits under the plan. For the year ended December 31, 2009 and 2008, the gains produced by recognition of the Modernization Act reduced net periodic postretirement cost by approximately $248 and $336, respectively.

16.     Other Related Party Transactions

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $10,626, $13,346 and $12,034 in 2009,
        2008 and 2007, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The
        Guggenheim Partners Asset Management Inc. The Company was charged
        $16,750, $21,209 and $19,900 in 2009, 2008 and 2007, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

        The Company provided certain administrative services to North American for which it was reimbursed $17,373, $14,151, and $11,121 in 2009, 2008 and 2007, respectively, for the costs incurred to render such services.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $659, $891 and $1,338 in 2009, 2008 and 2007, respectively, related to SSI sales.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $50,000 and
        $28,176 as of December 31, 2009 and 2008, respectively. Effective
        December 15, 2009, the Company combined the existing mortgage loan with another Grove Park Inn loan that had previously been held by another entity of SEI, resulting in the current outstanding balance of $50,000.
        The Company earned interest income on the loan of $1,715, $1,887 and
        $1,971 in 2009, 2008 and 2007, respectively.

        The Company receives fees from its affiliate, GLAC, under a service contract that became effective December 21, 2009 which covers specified accounting and financial reporting services. The amount due under this agreement from inception to the end of 2009 was immaterial.

17.     Commitments and Contingencies

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2009, the Company had outstanding capital commitments to limited partnerships of $128,408.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2009, the Company had $59,685 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Midland National Life
Insurance Company
Separate Account C
Financial Statements
December 31, 2009 and 2008

Midland National Life Insurance Company
Separate Account C
Index
----------------------------------------------------------------------------------------

                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets.........2-145

Notes to Financial Statements....................................................146-173

                Report of Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
100 E. Wisconsin Ave., Suite 1800
Milwaukee WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880

The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life Insurance
Company Separate Account C

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account
C (which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products
Fund III, the American Century Variable Portfolios, Inc., the MFS Variable
Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the
Calvert Variable Series, Inc., the AIM Variable Insurance Funds, the J.P. Morgan
Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck
Worldwide Insurance Trust, the Janus Aspen Series, the PIMCO Variable Insurance
Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisers
Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable
Investment Fund, the Direxion Insurance Trust, the Van Kampen Life Investment
Trust, the Van Kampen Universal Institutional Funds, and the Northern Lights
Variable Trust subaccounts thereof) at December 31, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
These financial statements and financial highlights are the responsibility of
Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the number of shares owned as of December
31, 2009 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 21, 2010

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                      Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                                Investment income:
     (cost $516,561,225)                   $497,289,491        Dividend income                           $  9,611,086
                                                               Capital gains distributions                  3,770,514
                                                                                                       ---------------
Liabilities                                           -
                                          --------------
                                                                                                           13,381,600
                                                                                                       ---------------
Net assets                                 $497,289,491    Expenses:
                                          --------------
                                                               Administrative expense                         250,131
                                                               Mortality and expense risk                   6,957,967
                                                               Contract maintenance charge                    115,997
                                                                                                       ---------------

                                                                                                            7,324,095
                                                                                                       ---------------

                                                           Net investment income                            6,057,505

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments         (49,013,232)
                                                               Net unrealized appreciation on
                                                                investments                               111,714,982
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                  $  68,759,255
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009            2008

Net assets at beginning of year                                                         $ 376,809,429     529,928,621

Net increase (decrease) in net assets resulting from operations                            68,759,255    (170,517,327)

Capital shares transactions
   Net premiums                                                                           108,821,270      94,430,831
   Transfers of policy loans                                                                   (8,645)         34,837
   Transfers of surrenders                                                                (33,839,342)    (38,928,276)
   Transfers of death benefits                                                             (4,254,075)     (3,205,517)
   Transfers of other terminations                                                        (14,779,654)    (15,549,406)
   Interfund and net transfers to general account                                          (4,218,747)    (19,384,334)
                                                                                       --------------- ---------------

     Net increase in net assets from capital share transactions                            51,720,807      17,398,135
                                                                                       --------------- ---------------

Total increase (decrease) increase in net assets                                          120,480,062    (153,119,192)
                                                                                       --------------- ---------------

Net assets at end of year                                                               $ 497,289,491   $ 376,809,429
                                                                                       --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           2

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     19,608,907 shares (cost $19,608,907) $ 19,608,907        Dividend income                            $   195,079
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             195,079
                                                                                                      ---------------
Net assets                                $ 19,608,907    Expenses:
                                         --------------
                                                              Administrative expense                          14,776
                                                              Mortality and expense risk                     360,868
                                                              Contract maintenance charge                      3,753
                                                                                                      ---------------

                                                                                                             379,397
                                                                                                      ---------------

                                                          Net investment loss                               (184,318)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                        -
                                                          Net unrealized appreciation on
                                                               investments                                         -
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (184,318)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  30,455,561    $ 23,737,231

Net (decrease) increase in net assets resulting from operations                             (184,318)        445,850

Capital shares transactions
   Net premiums                                                                            5,370,107       7,650,340
   Transfers of policy loans                                                                 (44,378)            110
   Transfers of surrenders                                                                (5,185,650)     (4,604,455)
   Transfers of death benefits                                                              (273,102)       (128,901)
   Transfers of other terminations                                                        (1,189,777)     (1,585,427)
   Interfund and net transfers to general account                                         (9,339,536)      4,940,813
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions               (10,662,336)      6,272,480
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                  (10,846,654)      6,718,330
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  19,608,907   $  30,455,561
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           3

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     4,638,762 shares (cost $22,998,463)  $ 24,085,137        Dividend income                           $  1,714,093
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                           1,714,093
                                                                                                      ---------------
Net assets                                $ 24,085,137    Expenses:
                                         --------------
                                                              Administrative expense                           6,744
                                                              Mortality and expense risk                     245,088
                                                              Contract maintenance charge                      2,136
                                                                                                      ---------------

                                                                                                             253,968
                                                                                                      ---------------

                                                          Net investment income                            1,460,125

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                1,155,473
                                                          Net unrealized appreciation on
                                                               investments                                 2,921,792
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  5,537,390
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  8,923,331    $  6,821,157

Net increase (decrease) in net assets resulting from operations                            5,537,390      (1,396,384)

Capital shares transactions
   Net premiums                                                                            5,367,801       1,114,461
   Transfers of policy loans                                                                   2,754             714
   Transfers of surrenders                                                                  (741,898)       (660,256)
   Transfers of death benefits                                                               (52,577)        (31,626)
   Transfers of other terminations                                                          (717,883)       (277,725)
   Interfund and net transfers to general account                                          5,766,219       3,352,990
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            9,624,416       3,498,558
                                                                                      --------------- ---------------

Total increase in net assets                                                              15,161,806       2,102,174
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  24,085,137    $  8,923,331
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           4

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     756,153 shares (cost $14,125,556)    $ 12,618,276        Dividend income                            $   238,927
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             238,927
                                                                                                      ---------------
Net assets                                $ 12,618,276    Expenses:
                                         --------------
                                                              Administrative expense                          10,447
                                                              Mortality and expense risk                     150,031
                                                              Contract maintenance charge                      8,056
                                                                                                      ---------------

                                                                                                             168,534
                                                                                                      ---------------

                                                          Net investment income                               70,393

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (3,715,582)
                                                          Net unrealized appreciation on
                                                               investments                                 6,485,693
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  2,840,504
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  9,566,380   $  20,839,681

Net increase (decrease) in net assets resulting from operations                            2,840,504      (8,070,299)

Capital shares transactions
   Net premiums                                                                            1,090,415       1,697,315
   Transfers of policy loans                                                                  16,051          16,568
   Transfers of surrenders                                                                  (706,312)     (1,811,848)
   Transfers of death benefits                                                              (115,074)       (171,755)
   Transfers of other terminations                                                          (263,979)       (541,380)
   Interfund and net transfers to general account                                            190,291      (2,391,902)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   211,392      (3,203,002)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    3,051,896     (11,273,301)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  12,618,276    $  9,566,380
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           5

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     265,107 shares (cost $9,230,578)     $  7,956,046        Dividend income                            $    29,624
                                                              Capital gains distributions                      6,177
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              35,801
                                                                                                      ---------------
Net assets                                $  7,956,046    Expenses:
                                         --------------
                                                              Administrative expense                           9,583
                                                              Mortality and expense risk                      88,494
                                                              Contract maintenance charge                     13,710
                                                                                                      ---------------

                                                                                                             111,787
                                                                                                      ---------------

                                                          Net investment loss                                (75,986)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (365,443)
                                                          Net unrealized appreciation on
                                                               investments                                 2,058,370
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,616,941
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  6,988,256   $  19,372,697

Net increase (decrease) in net assets resulting from operations                            1,616,941      (7,414,006)

Capital shares transactions
   Net premiums                                                                              187,457         515,813
   Transfers of policy loans                                                                   2,104           1,591
   Transfers of surrenders                                                                  (702,341)     (1,847,714)
   Transfers of death benefits                                                               (85,815)        (34,838)
   Transfers of other terminations                                                          (134,860)       (341,822)
   Interfund and net transfers to general account                                             84,304      (3,263,465)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (649,151)     (4,970,435)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      967,790     (12,384,441)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  7,956,046    $  6,988,256
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           6

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     770,424 shares (cost $13,668,404)    $ 11,518,915        Dividend income                            $   200,138
                                                              Capital gains distributions                     30,020
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             230,158
                                                                                                      ---------------
Net assets                                $ 11,518,915    Expenses:
                                         --------------
                                                              Administrative expense                           7,010
                                                              Mortality and expense risk                     126,273
                                                              Contract maintenance charge                      3,270
                                                                                                      ---------------

                                                                                                             136,553
                                                                                                      ---------------

                                                          Net investment income                               93,605

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (2,098,028)
                                                          Net unrealized appreciation on
                                                               investments                                 3,942,748
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,938,325
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  8,477,770   $  15,664,550

Net increase (decrease) in net assets resulting from operations                            1,938,325      (6,800,207)

Capital shares transactions
   Net premiums                                                                            1,308,628       1,813,284
   Transfers of policy loans                                                                     932          (1,105)
   Transfers of surrenders                                                                  (493,931)       (830,115)
   Transfers of death benefits                                                               (60,848)        (55,610)
   Transfers of other terminations                                                          (240,031)       (314,162)
   Interfund and net transfers to general account                                            588,070        (998,865)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,102,820        (386,573)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    3,041,145      (7,186,780)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  11,518,915    $  8,477,770
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           7

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     287,616 shares (cost $8,286,771)     $  7,290,350        Dividend income                            $    37,533
                                                              Capital gains distributions                     32,850
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              70,383
                                                                                                      ---------------
Net assets                                $  7,290,350    Expenses:
                                         --------------
                                                              Administrative expense                           6,945
                                                              Mortality and expense risk                      89,650
                                                              Contract maintenance charge                      4,320
                                                                                                      ---------------

                                                                                                             100,915
                                                                                                      ---------------

                                                          Net investment loss                                (30,532)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,226,248)
                                                          Net unrealized appreciation on
                                                               investments                                 3,319,399
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  2,062,619
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  6,206,550   $  13,552,658

Net increase (decrease) in net assets resulting from operations                            2,062,619      (4,911,741)

Capital shares transactions
   Net premiums                                                                              258,972         986,384
   Transfers of policy loans                                                                   1,517           6,980
   Transfers of surrenders                                                                  (688,901)       (870,710)
   Transfers of death benefits                                                               (13,306)        (21,403)
   Transfers of other terminations                                                          (191,508)       (255,053)
   Interfund and net transfers to general account                                           (345,593)     (2,280,565)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (978,819)     (2,434,367)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,083,800      (7,346,108)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  7,290,350    $  6,206,550
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           8

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     167,295 shares (cost $2,348,667)     $  2,168,447        Dividend income                            $    46,060
                                                              Capital gains distributions                      3,305
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              49,365
                                                                                                      ---------------
Net assets                                $  2,168,447    Expenses:
                                         --------------
                                                              Administrative expense                           2,600
                                                              Mortality and expense risk                      24,162
                                                              Contract maintenance charge                      2,748
                                                                                                      ---------------

                                                                                                              29,510
                                                                                                      ---------------

                                                          Net investment income                               19,855

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (51,081)
                                                          Net unrealized appreciation on
                                                               investments                                   479,025
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   447,799
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,801,191    $  3,373,611

Net increase (decrease) in net assets resulting from operations                              447,799        (925,609)

Capital shares transactions
   Net premiums                                                                               70,732         115,631
   Transfers of policy loans                                                                   1,869           2,592
   Transfers of surrenders                                                                  (168,600)       (487,414)
   Transfers of death benefits                                                                (3,038)        (49,199)
   Transfers of other terminations                                                           (61,783)       (145,871)
   Interfund and net transfers to general account                                             80,277         (82,550)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                              (80,543)       (646,811)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      367,256      (1,572,420)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,168,447    $  1,801,191
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           9

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     732,269 shares (cost $8,932,334)     $  9,061,004        Dividend income                            $   696,630
                                                              Capital gains distributions                     33,112
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             729,742
                                                                                                      ---------------
Net assets                                $  9,061,004    Expenses:
                                         --------------
                                                              Administrative expense                           8,329
                                                              Mortality and expense risk                     110,526
                                                              Contract maintenance charge                      3,840
                                                                                                      ---------------

                                                                                                             122,695
                                                                                                      ---------------

                                                          Net investment income                              607,047

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (89,127)
                                                          Net unrealized appreciation on
                                                               investments                                   506,995
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,024,915
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  7,439,169    $  8,235,997

Net increase (decrease) in net assets resulting from operations                            1,024,915        (462,453)

Capital shares transactions
   Net premiums                                                                              549,674         941,894
   Transfers of policy loans                                                                   5,646          12,290
   Transfers of surrenders                                                                (1,267,554)       (993,211)
   Transfers of death benefits                                                              (126,786)        (85,083)
   Transfers of other terminations                                                          (323,017)       (352,542)
   Interfund and net transfers to general account                                          1,758,957         142,277
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   596,920        (334,375)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,621,835        (796,828)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  9,061,004    $  7,439,169
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           10

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     208,482 shares (cost $27,235,928)    $ 24,814,080        Dividend income                            $   523,199
                                                              Capital gains distributions                    461,846
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             985,045
                                                                                                      ---------------
Net assets                                $ 24,814,080    Expenses:
                                         --------------
                                                              Administrative expense                          18,343
                                                              Mortality and expense risk                     307,512
                                                              Contract maintenance charge                     14,829
                                                                                                      ---------------

                                                                                                             340,684
                                                                                                      ---------------

                                                          Net investment income                              644,361

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (2,543,633)
                                                          Net unrealized appreciation on
                                                               investments                                 6,906,290
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  5,007,018
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  21,069,140   $  37,472,471

Net increase (decrease) in net assets resulting from operations                            5,007,018     (13,536,797)

Capital shares transactions
   Net premiums                                                                            1,595,966       2,597,953
   Transfers of policy loans                                                                   6,765           7,851
   Transfers of surrenders                                                                (1,629,283)     (3,220,742)
   Transfers of death benefits                                                              (283,075)       (250,898)
   Transfers of other terminations                                                          (553,521)       (931,451)
   Interfund and net transfers to general account                                           (398,930)     (1,069,247)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (1,262,078)     (2,866,534)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    3,744,940     (16,403,331)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  24,814,080   $  21,069,140
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           11

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     986,946 shares (cost $25,384,393)    $ 20,217,408        Dividend income                            $   229,567
                                                              Capital gains distributions                      4,890
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             234,457
                                                                                                      ---------------
Net assets                                $ 20,217,408    Expenses:
                                         --------------
                                                              Administrative expense                          19,398
                                                              Mortality and expense risk                     241,656
                                                              Contract maintenance charge                     14,340
                                                                                                      ---------------

                                                                                                             275,394
                                                                                                      ---------------

                                                          Net investment loss                                (40,937)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (4,327,063)
                                                          Net unrealized appreciation on
                                                               investments                                 9,500,979
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  5,132,979
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  18,210,919   $  36,545,523

Net increase (decrease) in net assets resulting from operations                            5,132,979     (14,987,705)

Capital shares transactions
   Net premiums                                                                              751,171       2,310,578
   Transfers of policy loans                                                                  (4,719)            754
   Transfers of surrenders                                                                (1,364,714)     (2,250,979)
   Transfers of death benefits                                                              (148,606)       (106,405)
   Transfers of other terminations                                                          (492,593)       (767,077)
   Interfund and net transfers to general account                                         (1,867,029)     (2,533,770)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (3,126,490)     (3,346,899)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    2,006,489     (18,334,604)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  20,217,408   $  18,210,919
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           12

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     111,593 shares (cost $1,325,874)     $  1,408,607        Dividend income                            $    18,698
                                                              Capital gains distributions                      2,539
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              21,237
                                                                                                      ---------------
Net assets                                $  1,408,607    Expenses:
                                         --------------
                                                              Administrative expense                           1,524
                                                              Mortality and expense risk                      16,533
                                                              Contract maintenance charge                      1,708
                                                                                                      ---------------

                                                                                                              19,765
                                                                                                      ---------------

                                                          Net investment income                                1,472

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (25,802)
                                                          Net unrealized appreciation on
                                                               investments                                   364,281
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   339,951
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,026,358    $  1,973,554

Net increase (decrease) in net assets resulting from operations                              339,951        (630,073)

Capital shares transactions
   Net premiums                                                                              249,068          81,821
   Transfers of policy loans                                                                    (602)           (164)
   Transfers of surrenders                                                                   (82,276)       (223,138)
   Transfers of death benefits                                                                     -         (39,497)
   Transfers of other terminations                                                           (68,655)        (76,493)
   Interfund and net transfers to general account                                            (55,237)        (59,652)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    42,298        (317,123)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      382,249        (947,196)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,408,607    $  1,026,358
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     257,512 shares (cost $3,612,685)     $  3,433,604        Dividend income                            $    54,090
                                                              Capital gains distributions                      9,339
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              63,429
                                                                                                      ---------------
Net assets                                $  3,433,604    Expenses:
                                         --------------
                                                              Administrative expense                           3,020
                                                              Mortality and expense risk                      40,484
                                                              Contract maintenance charge                      1,945
                                                                                                      ---------------

                                                                                                              45,449
                                                                                                      ---------------

                                                          Net investment income                               17,980

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (223,177)
                                                          Net unrealized appreciation on
                                                               investments                                 1,117,367
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   912,170
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,823,637    $  5,600,880

Net increase (decrease) in net assets resulting from operations                              912,170      (1,832,985)

Capital shares transactions
   Net premiums                                                                              235,453         269,513
   Transfers of policy loans                                                                   2,644           7,904
   Transfers of surrenders                                                                  (309,309)       (368,087)
   Transfers of death benefits                                                               (49,799)        (26,495)
   Transfers of other terminations                                                           (77,123)       (178,084)
   Interfund and net transfers to general account                                           (104,069)       (649,009)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (302,203)       (944,258)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      609,967      (2,777,243)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  3,433,604    $  2,823,637
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     237,134 shares (cost $3,195,184)     $  2,616,283        Dividend income                            $    24,312
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              24,312
                                                                                                      ---------------
Net assets                                $  2,616,283    Expenses:
                                         --------------
                                                              Administrative expense                           3,018
                                                              Mortality and expense risk                      31,493
                                                              Contract maintenance charge                      3,678
                                                                                                      ---------------

                                                                                                              38,189
                                                                                                      ---------------

                                                          Net investment loss                                (13,877)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (154,952)
                                                          Net unrealized appreciation on
                                                               investments                                   696,639
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   527,810
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,421,840    $  4,995,965

Net increase (decrease) in net assets resulting from operations                              527,810      (1,954,096)

Capital shares transactions
   Net premiums                                                                               66,349         141,199
   Transfers of policy loans                                                                   3,108              (1)
   Transfers of surrenders                                                                  (283,549)       (438,210)
   Transfers of death benefits                                                               (13,800)        (34,720)
   Transfers of other terminations                                                           (64,263)       (172,396)
   Interfund and net transfers to general account                                            (41,212)       (115,901)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (333,367)       (620,029)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      194,443      (2,574,125)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,616,283    $  2,421,840
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     115,572 shares (cost $1,682,349)     $  1,675,468        Dividend income                            $     6,392
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               6,392
                                                                                                      ---------------
Net assets                                $  1,675,468    Expenses:
                                         --------------
                                                              Administrative expense                           1,898
                                                              Mortality and expense risk                      17,404
                                                              Contract maintenance charge                      2,304
                                                                                                      ---------------

                                                                                                              21,606
                                                                                                      ---------------

                                                          Net investment loss                                (15,214)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (81,174)
                                                          Net unrealized appreciation on
                                                               investments                                   587,009
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   490,621
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,171,472    $  3,021,779

Net increase (decrease) in net assets resulting from operations                              490,621      (1,705,604)

Capital shares transactions
   Net premiums                                                                               63,514          64,505
   Transfers of policy loans                                                                     (73)            870
   Transfers of surrenders                                                                   (85,917)       (370,204)
   Transfers of death benefits                                                                (2,619)         (8,310)
   Transfers of other terminations                                                           (25,975)        (64,827)
   Interfund and net transfers to general account                                             64,445         233,263
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    13,375        (144,703)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      503,996      (1,850,307)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,675,468    $  1,171,472
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     193,709 shares (cost $1,408,708)     $  1,505,118        Dividend income                            $     4,144
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               4,144
                                                                                                      ---------------
Net assets                                $  1,505,118    Expenses:
                                         --------------
                                                              Administrative expense                             284
                                                              Mortality and expense risk                      14,026
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              14,310
                                                                                                      ---------------

                                                          Net investment loss                                (10,166)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   18,993
                                                          Net unrealized appreciation on
                                                               investments                                   268,647
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   277,474
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   157,512     $   370,267

Net increase (decrease) in net assets resulting from operations                              277,474        (193,348)

Capital shares transactions
   Net premiums                                                                              127,225         101,315
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (22,067)        (10,793)
   Transfers of death benefits                                                                (3,033)              -
   Transfers of other terminations                                                           (28,913)         (1,875)
   Interfund and net transfers to general account                                            996,920        (108,054)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,070,132         (19,407)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,347,606        (212,755)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,505,118     $   157,512
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           17

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     346,999 shares (cost $2,160,833)     $  1,995,242        Dividend income                            $   101,476
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             101,476
                                                                                                      ---------------
Net assets                                $  1,995,242    Expenses:
                                         --------------
                                                              Administrative expense                           1,120
                                                              Mortality and expense risk                      27,408
                                                              Contract maintenance charge                        632
                                                                                                      ---------------

                                                                                                              29,160
                                                                                                      ---------------

                                                          Net investment income                               72,316

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (240,590)
                                                          Net unrealized appreciation on
                                                               investments                                   380,819
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   212,545
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,148,308    $  2,926,118

Net increase (decrease) in net assets resulting from operations                              212,545        (588,865)

Capital shares transactions
   Net premiums                                                                              120,588         147,447
   Transfers of policy loans                                                                     366            (576)
   Transfers of surrenders                                                                  (233,094)       (248,369)
   Transfers of death benefits                                                               (37,097)         (1,162)
   Transfers of other terminations                                                           (77,481)       (116,656)
   Interfund and net transfers to general account                                           (138,893)         30,371
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (365,611)       (188,945)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (153,066)       (777,810)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,995,242    $  2,148,308
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           18

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     256,226 shares (cost $2,913,766)     $  2,759,551        Dividend income                            $    19,985
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              19,985
                                                                                                      ---------------
Net assets                                $  2,759,551    Expenses:
                                         --------------
                                                              Administrative expense                           2,769
                                                              Mortality and expense risk                      32,605
                                                              Contract maintenance charge                      2,092
                                                                                                      ---------------

                                                                                                              37,466
                                                                                                      ---------------

                                                          Net investment loss                                (17,481)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (283,835)
                                                          Net unrealized appreciation on
                                                               investments                                 1,033,970
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   732,654
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,329,054    $  8,347,632

Net increase (decrease) in net assets resulting from operations                              732,654      (2,747,319)

Capital shares transactions
   Net premiums                                                                              206,161         678,244
   Transfers of policy loans                                                                     (48)            100
   Transfers of surrenders                                                                  (160,687)       (702,240)
   Transfers of death benefits                                                                (4,299)         (9,849)
   Transfers of other terminations                                                           (76,409)       (143,942)
   Interfund and net transfers to general account                                           (266,875)     (3,093,572)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (302,157)     (3,271,259)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      430,497      (6,018,578)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,759,551    $  2,329,054
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           19

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,422,639 shares (cost $11,771,536)  $ 10,987,454        Dividend income                            $   193,753
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             193,753
                                                                                                      ---------------
Net assets                                $ 10,987,454    Expenses:
                                         --------------
                                                              Administrative expense                           7,998
                                                              Mortality and expense risk                     142,570
                                                              Contract maintenance charge                      2,798
                                                                                                      ---------------

                                                                                                             153,366
                                                                                                      ---------------

                                                          Net investment income                               40,387

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,622,260)
                                                          Net unrealized appreciation on
                                                               investments                                 4,241,846
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  2,659,973
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  10,065,494   $  20,396,600

Net increase (decrease) in net assets resulting from operations                            2,659,973      (8,723,506)

Capital shares transactions
   Net premiums                                                                              216,793       1,155,793
   Transfers of policy loans                                                                  (2,594)         (1,296)
   Transfers of surrenders                                                                (1,008,077)     (1,438,709)
   Transfers of death benefits                                                              (147,343)        (82,624)
   Transfers of other terminations                                                          (297,105)       (447,772)
   Interfund and net transfers to general account                                           (499,687)       (792,992)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (1,738,013)     (1,607,600)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      921,960     (10,331,106)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  10,987,454   $  10,065,494
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           20

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,498,624 shares (cost $16,109,569)  $ 13,211,320        Dividend income                            $   655,139
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             655,139
                                                                                                      ---------------
Net assets                                $ 13,211,320    Expenses:
                                         --------------
                                                              Administrative expense                           9,198
                                                              Mortality and expense risk                     173,666
                                                              Contract maintenance charge                      3,189
                                                                                                      ---------------

                                                                                                             186,053
                                                                                                      ---------------

                                                          Net investment income                              469,086

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (2,033,057)
                                                          Net unrealized appreciation on
                                                               investments                                 3,503,642
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,939,671
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  12,574,284   $  20,368,762

Net increase (decrease) in net assets resulting from operations                            1,939,671      (5,396,981)

Capital shares transactions
   Net premiums                                                                              630,872         923,489
   Transfers of policy loans                                                                     730           1,547
   Transfers of surrenders                                                                (1,042,645)     (1,287,667)
   Transfers of death benefits                                                              (148,567)       (121,999)
   Transfers of other terminations                                                          (386,933)       (592,382)
   Interfund and net transfers to general account                                           (356,092)     (1,320,485)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (1,302,635)     (2,397,497)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      637,036      (7,794,478)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  13,211,320   $  12,574,284
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           21

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income & Growth Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     184,311 shares (cost $1,256,691)      $   991,592        Dividend income                            $    43,156
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              43,156
                                                                                                      ---------------
Net assets                                 $   991,592    Expenses:
                                         --------------
                                                              Administrative expense                           1,286
                                                              Mortality and expense risk                      13,865
                                                              Contract maintenance charge                        941
                                                                                                      ---------------

                                                                                                              16,092
                                                                                                      ---------------

                                                          Net investment income                               27,064

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (155,951)
                                                          Net unrealized appreciation on
                                                               investments                                   211,013
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    82,126
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,510,279    $  1,998,046

Net increase (decrease) in net assets resulting from operations                               82,126        (639,881)

Capital shares transactions
   Net premiums                                                                               41,892          17,354
   Transfers of policy loans                                                                   5,021           1,686
   Transfers of surrenders                                                                  (112,974)       (136,512)
   Transfers of death benefits                                                                (1,203)         (5,211)
   Transfers of other terminations                                                           (34,092)        (84,508)
   Interfund and net transfers to general account                                           (499,457)        359,305
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (600,813)        152,114
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (518,687)       (487,767)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   991,592    $  1,510,279
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           22

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     751,767 shares (cost $7,597,381)     $  8,066,463        Dividend income                            $   126,343
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             126,343
                                                                                                      ---------------
Net assets                                $  8,066,463    Expenses:
                                         --------------
                                                              Administrative expense                           2,690
                                                              Mortality and expense risk                     107,646
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                             110,336
                                                                                                      ---------------

                                                          Net investment income                               16,007

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (133,770)
                                                          Net unrealized appreciation on
                                                               investments                                   684,779
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   567,016
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  8,064,948    $  7,601,435

Net increase (decrease) in net assets resulting from operations                              567,016        (324,079)

Capital shares transactions
   Net premiums                                                                              955,639       1,428,245
   Transfers of policy loans                                                                  (1,175)         (2,130)
   Transfers of surrenders                                                                  (300,658)       (299,640)
   Transfers of death benefits                                                               (40,375)        (97,062)
   Transfers of other terminations                                                          (215,765)       (265,059)
   Interfund and net transfers to general account                                           (963,167)         23,238
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (565,501)        787,592
                                                                                      --------------- ---------------

Total increase in net assets                                                                   1,515         463,513
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  8,066,463    $  8,064,948
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     37,207 shares (cost $347,186)         $   320,721        Dividend income                            $    11,856
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              11,856
                                                                                                      ---------------
Net assets                                 $   320,721    Expenses:
                                         --------------
                                                              Administrative expense                             116
                                                              Mortality and expense risk                       4,072
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,188
                                                                                                      ---------------

                                                          Net investment income                                7,668

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (88,978)
                                                          Net unrealized appreciation on
                                                               investments                                   109,989
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    28,679
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   326,009     $   799,171

Net increase (decrease) in net assets resulting from operations                               28,679        (291,308)

Capital shares transactions
   Net premiums                                                                               46,043          45,931
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (28,484)       (131,142)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,387)        (25,281)
   Interfund and net transfers to general account                                            (50,139)        (71,362)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                              (33,967)       (181,854)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                  (5,288)       (473,162)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   320,721     $   326,009
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     39,117 shares (cost $416,000)         $   474,488        Dividend income                            $    13,652
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              13,652
                                                                                                      ---------------
Net assets                                 $   474,488    Expenses:
                                         --------------
                                                              Administrative expense                             142
                                                              Mortality and expense risk                       8,024
                                                              Contract maintenance charge                          -

                                                                                                      ---------------

                                                                                                               8,166
                                                                                                      ---------------

                                                          Net investment income                                5,486

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   37,954
                                                          Net unrealized appreciation on
                                                               investments                                    93,101
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   136,541
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   360,095     $   367,775

Net increase (decrease) in net assets resulting from operations                              136,541        (711,589)

Capital shares transactions
   Net premiums                                                                               75,607          48,365
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (14,402)        (82,415)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (11,432)        (30,411)
   Interfund and net transfers to general account                                            (71,921)        768,370
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                   (22,148)        703,909
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      114,393          (7,680)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   474,488     $   360,095
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     529,854 shares (cost $4,152,767)     $  4,260,026        Dividend income                             $      146
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 146
                                                                                                      ---------------
Net assets                                $  4,260,026    Expenses:
                                         --------------
                                                              Administrative expense                             159
                                                              Mortality and expense risk                       6,727
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,886
                                                                                                      ---------------

                                                          Net investment loss                                 (6,740)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (60,151)
                                                          Net unrealized appreciation on
                                                               investments                                   184,147
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   117,256
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   223,797     $   619,200

Net increase (decrease) in net assets resulting from operations                              117,256        (299,798)

Capital shares transactions
   Net premiums                                                                               30,492         355,594
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (6,571)         (5,305)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (11,941)        (24,840)
   Interfund and net transfers to general account                                          3,906,993        (421,054)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 3,918,973         (95,605)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    4,036,229        (395,403)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  4,260,026     $   223,797
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           26

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     42,536 shares (cost $638,023)         $   704,512        Dividend income                            $     9,069
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               9,069
                                                                                                      ---------------
Net assets                                 $   704,512    Expenses:
                                         --------------
                                                              Administrative expense                             935
                                                              Mortality and expense risk                       8,018
                                                              Contract maintenance charge                      1,279
                                                                                                      ---------------

                                                                                                              10,232
                                                                                                      ---------------

                                                          Net investment loss                                 (1,163)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   11,121
                                                          Net unrealized appreciation on
                                                               investments                                   144,682
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   154,640
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   664,908    $  1,377,476

Net increase (decrease) in net assets resulting from operations                              154,640        (432,875)

Capital shares transactions
   Net premiums                                                                               32,521          31,250
   Transfers of policy loans                                                                     350             922
   Transfers of surrenders                                                                   (90,172)       (176,632)
   Transfers of death benefits                                                                  (243)         (2,236)
   Transfers of other terminations                                                           (35,961)        (44,112)
   Interfund and net transfers to general account                                            (21,531)        (88,885)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (115,036)       (279,693)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       39,604        (712,568)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   704,512     $   664,908
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           27

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Growth Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     81,204 shares (cost $1,458,380)      $  1,736,135        Dividend income                            $     4,059
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               4,059
                                                                                                      ---------------
Net assets                                $  1,736,135    Expenses:
                                         --------------
                                                              Administrative expense                           2,169
                                                              Mortality and expense risk                      19,330
                                                              Contract maintenance charge                      3,131
                                                                                                      ---------------

                                                                                                              24,630
                                                                                                      ---------------

                                                          Net investment loss                                (20,571)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   89,959
                                                          Net unrealized appreciation on
                                                               investments                                   391,913
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   461,301
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,394,097    $  2,983,687

Net increase (decrease) in net assets resulting from operations                              461,301        (894,771)

Capital shares transactions
   Net premiums                                                                               86,593         129,359
   Transfers of policy loans                                                                       -             172
   Transfers of surrenders                                                                  (184,126)       (532,963)
   Transfers of death benefits                                                                (8,171)         (3,058)
   Transfers of other terminations                                                           (34,479)       (105,839)
   Interfund and net transfers to general account                                             20,920        (182,490)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (119,263)       (694,819)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      342,038      (1,589,590)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,736,135    $  1,394,097
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           28

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     26,577 shares (cost $489,421)         $   484,098        Dividend income                            $     7,042
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               7,042
                                                                                                      ---------------
Net assets                                 $   484,098    Expenses:
                                         --------------
                                                              Administrative expense                             546
                                                              Mortality and expense risk                       5,906
                                                              Contract maintenance charge                        495
                                                                                                      ---------------

                                                                                                               6,947
                                                                                                      ---------------

                                                          Net investment income                                   95

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (22,933)
                                                          Net unrealized appreciation on
                                                               investments                                   114,085
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    91,247
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   507,003     $   877,160

Net increase (decrease) in net assets resulting from operations                               91,247        (327,094)

Capital shares transactions
   Net premiums                                                                                1,921          46,667
   Transfers of policy loans                                                                       -             (40)
   Transfers of surrenders                                                                   (81,841)        (76,128)
   Transfers of death benefits                                                                  (973)        (10,036)
   Transfers of other terminations                                                           (10,488)        (29,311)
   Interfund and net transfers to general account                                            (22,771)         25,785
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (114,152)        (43,063)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                 (22,905)       (370,157)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   484,098     $   507,003
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           29

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     205,328 shares (cost $2,210,112)     $  2,730,531        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  2,730,531    Expenses:
                                         --------------
                                                              Administrative expense                           2,262
                                                              Mortality and expense risk                      24,131
                                                              Contract maintenance charge                      2,206
                                                                                                      ---------------

                                                                                                              28,599
                                                                                                      ---------------

                                                          Net investment loss                                (28,599)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (592,332)
                                                          Net unrealized appreciation on
                                                               investments                                 1,296,126
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   675,195
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  3,124,597    $  2,897,525

Net increase (decrease) in net assets resulting from operations                              675,195        (935,037)

Capital shares transactions
   Net premiums                                                                             (107,158)        134,386
   Transfers of policy loans                                                                      15           3,081
   Transfers of surrenders                                                                  (160,753)       (218,122)
   Transfers of death benefits                                                                (3,940)         (5,844)
   Transfers of other terminations                                                           (31,241)        (72,850)
   Interfund and net transfers to general account                                           (766,184)      1,321,458
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,069,261)      1,162,109
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (394,066)        227,072
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,730,531    $  3,124,597
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           30

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     205,821 shares (cost $4,748,503)     $  4,188,450        Dividend income                            $    37,937
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              37,937
                                                                                                      ---------------
Net assets                                $  4,188,450    Expenses:
                                         --------------
                                                              Administrative expense                           4,167
                                                              Mortality and expense risk                      53,352
                                                              Contract maintenance charge                      2,639
                                                                                                      ---------------

                                                                                                              60,158
                                                                                                      ---------------

                                                          Net investment loss                                (22,221)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,267,491)
                                                          Net unrealized appreciation on
                                                               investments                                 2,000,637
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   710,925
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  4,443,941    $  8,648,953

Net increase (decrease) in net assets resulting from operations                              710,925      (3,049,731)

Capital shares transactions
   Net premiums                                                                              103,516         246,180
   Transfers of policy loans                                                                     (12)          1,227
   Transfers of surrenders                                                                  (480,330)       (660,998)
   Transfers of death benefits                                                               (12,417)        (49,459)
   Transfers of other terminations                                                          (257,312)       (234,487)
   Interfund and net transfers to general account                                           (319,861)       (457,744)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (966,416)     (1,155,281)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (255,491)     (4,205,012)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  4,188,450    $  4,443,941
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           31

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     664,381 shares (cost $11,712,401)    $  8,803,053        Dividend income                            $    38,410
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              38,410
                                                                                                      ---------------
Net assets                                $  8,803,053    Expenses:
                                         --------------
                                                              Administrative expense                           7,558
                                                              Mortality and expense risk                     115,046
                                                              Contract maintenance charge                      3,339
                                                                                                      ---------------

                                                                                                             125,943
                                                                                                      ---------------

                                                          Net investment loss                                (87,533)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (3,289,548)
                                                          Net unrealized appreciation on
                                                               investments                                 5,168,804
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,791,723
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  9,213,430   $  18,972,002

Net increase (decrease) in net assets resulting from operations                            1,791,723      (7,017,890)

Capital shares transactions
   Net premiums                                                                              136,024         453,705
   Transfers of policy loans                                                                     593           4,269
   Transfers of surrenders                                                                  (857,170)     (1,184,175)
   Transfers of death benefits                                                               (74,288)        (68,624)
   Transfers of other terminations                                                          (325,405)       (475,251)
   Interfund and net transfers to general account                                         (1,081,854)     (1,470,606)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (2,202,100)     (2,740,682)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (410,377)     (9,758,572)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  8,803,053    $  9,213,430
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           32

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,928,426 shares (cost $15,423,870)  $ 14,038,945        Dividend income                            $   185,081
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             185,081
                                                                                                      ---------------
Net assets                                $ 14,038,945    Expenses:
                                         --------------
                                                              Administrative expense                           5,766
                                                              Mortality and expense risk                     164,194
                                                              Contract maintenance charge                        829
                                                                                                      ---------------

                                                                                                             170,789
                                                                                                      ---------------

                                                          Net investment income                               14,292

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (3,796,204)
                                                          Net unrealized appreciation on
                                                               investments                                 8,097,989
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  4,316,077
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  9,797,112   $  18,245,167

Net increase (decrease) in net assets resulting from operations                            4,316,077      (9,785,936)

Capital shares transactions
   Net premiums                                                                            1,202,727       2,302,185
   Transfers of policy loans                                                                  (2,961)         (2,064)
   Transfers of surrenders                                                                  (334,631)       (492,070)
   Transfers of death benefits                                                              (101,094)        (72,995)
   Transfers of other terminations                                                          (311,355)       (366,116)
   Interfund and net transfers to general account                                           (526,930)        (31,059)
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                   (74,244)      1,337,881
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    4,241,833      (8,448,055)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  14,038,945    $  9,797,112
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           33

Midland National Life Insurance Company
Separate Account C
Alger American Fund LargeCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     310,524 shares (cost $12,171,456)    $ 12,048,320        Dividend income                            $    63,166
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              63,166
                                                                                                      ---------------
Net assets                                $ 12,048,320    Expenses:
                                         --------------
                                                              Administrative expense                           6,056
                                                              Mortality and expense risk                     144,331
                                                              Contract maintenance charge                      1,149
                                                                                                      ---------------

                                                                                                             151,536
                                                                                                      ---------------

                                                          Net investment loss                                (88,370)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (557,183)
                                                          Net unrealized appreciation on
                                                               investments                                 4,333,997
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  3,688,444
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  8,174,886   $  16,684,566

Net increase (decrease) in net assets resulting from operations                            3,688,444      (7,539,895)

Capital shares transactions
   Net premiums                                                                              794,481       1,330,364
   Transfers of policy loans                                                                  (2,104)         (3,160)
   Transfers of surrenders                                                                  (570,497)       (756,354)
   Transfers of death benefits                                                              (130,992)        (64,601)
   Transfers of other terminations                                                          (302,407)       (367,960)
   Interfund and net transfers to general account                                            396,509      (1,108,074)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   184,990        (969,785)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    3,873,434      (8,509,680)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  12,048,320    $  8,174,886
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           34

Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     642,417 shares (cost $8,866,016)     $  6,861,016        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  6,861,016    Expenses:
                                         --------------
                                                              Administrative expense                           4,844
                                                              Mortality and expense risk                      75,377
                                                              Contract maintenance charge                      1,737
                                                                                                      ---------------

                                                                                                              81,958
                                                                                                      ---------------

                                                          Net investment loss                                (81,958)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,826,772)
                                                          Net unrealized appreciation on
                                                               investments                                 4,077,518
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  2,168,788
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  4,259,638   $  11,743,356

Net increase (decrease) in net assets resulting from operations                            2,168,788      (6,246,515)

Capital shares transactions
   Net premiums                                                                              426,227         825,363
   Transfers of policy loans                                                                      65          (3,801)
   Transfers of surrenders                                                                  (378,629)       (408,850)
   Transfers of death benefits                                                               (39,507)        (34,655)
   Transfers of other terminations                                                          (131,918)       (319,074)
   Interfund and net transfers to general account                                            556,352      (1,296,186)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   432,590      (1,237,203)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    2,601,378      (7,483,718)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  6,861,016    $  4,259,638
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           35

Midland National Life Insurance Company
Separate Account C
Alger American Fund Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     96,714 shares (cost $4,492,553)      $  4,441,117        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  4,441,117    Expenses:
                                         --------------
                                                              Administrative expense                           4,518
                                                              Mortality and expense risk                      50,329
                                                              Contract maintenance charge                      2,527
                                                                                                      ---------------

                                                                                                              57,374
                                                                                                      ---------------

                                                          Net investment loss                                (57,374)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (679,536)
                                                          Net unrealized appreciation on
                                                               investments                                 2,170,187
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,433,277
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  4,155,821    $  8,498,018

Net increase (decrease) in net assets resulting from operations                            1,433,277      (3,595,355)

Capital shares transactions
   Net premiums                                                                              106,876         543,771
   Transfers of policy loans                                                                      41          (1,139)
   Transfers of surrenders                                                                  (273,328)       (330,049)
   Transfers of death benefits                                                                (7,508)         (9,838)
   Transfers of other terminations                                                          (127,743)       (133,553)
   Interfund and net transfers to general account                                           (846,319)       (816,034)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (1,147,981)       (746,842)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      285,296      (4,342,197)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  4,441,117    $  4,155,821
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           36

Midland National Life Insurance Company
Separate Account C
Alger American Fund SmallCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     73,057 shares (cost $1,937,049)      $  1,868,807        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  1,868,807    Expenses:
                                         --------------
                                                              Administrative expense                           2,064
                                                              Mortality and expense risk                      21,669
                                                              Contract maintenance charge                        898
                                                                                                      ---------------

                                                                                                              24,631
                                                                                                      ---------------

                                                          Net investment loss                                (24,631)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (81,776)
                                                          Net unrealized appreciation on
                                                               investments                                   704,612
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   598,205
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,499,453    $  4,424,080

Net increase (decrease) in net assets resulting from operations                              598,205      (1,710,274)

Capital shares transactions
   Net premiums                                                                               18,797          49,119
   Transfers of policy loans                                                                      (2)            776
   Transfers of surrenders                                                                   (81,316)       (228,175)
   Transfers of death benefits                                                                (4,724)              -
   Transfers of other terminations                                                           (45,177)       (109,461)
   Interfund and net transfers to general account                                           (116,429)       (926,612)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (228,851)     (1,214,353)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      369,354      (2,924,627)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,868,807    $  1,499,453
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           37

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     20,315 shares (cost $601,776)         $   509,286        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   509,286    Expenses:
                                         --------------
                                                              Administrative expense                             207
                                                              Mortality and expense risk                       6,090
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,297
                                                                                                      ---------------

                                                          Net investment loss                                 (6,297)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (44,434)
                                                          Net unrealized appreciation on
                                                               investments                                   160,315
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   109,584
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   394,188     $   713,931

Net increase (decrease) in net assets resulting from operations                              109,584        (367,598)

Capital shares transactions
   Net premiums                                                                               12,853          14,746
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (22,066)        (14,571)
   Transfers of death benefits                                                               (24,878)         (1,087)
   Transfers of other terminations                                                           (10,638)        (16,497)
   Interfund and net transfers to general account                                             50,243          65,264
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                                5,514          47,855
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      115,098        (319,743)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   509,286     $   394,188
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           38

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     36,507 shares (cost $657,907)         $   602,724        Dividend income                            $     2,161
                                                              Capital gains distributions                     28,502
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              30,663
                                                                                                      ---------------
Net assets                                 $   602,724    Expenses:
                                         --------------
                                                              Administrative expense                             144
                                                              Mortality and expense risk                       6,643
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,787
                                                                                                      ---------------

                                                          Net investment income                               23,876

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (39,517)
                                                          Net unrealized appreciation on
                                                               investments                                   140,358
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   124,717
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   372,791     $   600,055

Net increase (decrease) in net assets resulting from operations                              124,717        (317,116)

Capital shares transactions
   Net premiums                                                                               15,725          24,519
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (3,967)         (5,483)
   Transfers of death benefits                                                               (25,714)              -
   Transfers of other terminations                                                            (8,342)         (8,739)
   Interfund and net transfers to general account                                            127,514          79,555
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              105,216          89,852
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      229,933        (227,264)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   602,724     $   372,791
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           39

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     66,933 shares (cost $790,041)         $   882,841        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   882,841    Expenses:
                                         --------------
                                                              Administrative expense                             294
                                                              Mortality and expense risk                       6,536
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,830
                                                                                                      ---------------

                                                          Net investment loss                                 (6,830)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (47,798)
                                                          Net unrealized appreciation on
                                                               investments                                   229,556
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   174,928
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   455,864     $   961,984

Net increase (decrease) in net assets resulting from operations                              174,928        (343,085)

Capital shares transactions
   Net premiums                                                                               36,588          67,219
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (26,361)        (54,561)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (40,895)        (11,790)
   Interfund and net transfers to general account                                            282,717        (163,903)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   252,049        (163,035)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      426,977        (506,120)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   882,841     $   455,864
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           40

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     84,371 shares (cost $1,488,471)      $  1,224,229        Dividend income                            $    54,404
                                                              Capital gains distributions                     13,713
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              68,117
                                                                                                      ---------------
Net assets                                $  1,224,229    Expenses:
                                         --------------
                                                              Administrative expense                             723
                                                              Mortality and expense risk                      18,565
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              19,288
                                                                                                      ---------------

                                                          Net investment income                               48,829

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (512,050)
                                                          Net unrealized appreciation on
                                                               investments                                   598,954
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   135,733
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,565,196    $  6,135,773

Net increase (decrease) in net assets resulting from operations                              135,733      (1,555,203)

Capital shares transactions
   Net premiums                                                                               67,986         522,500
   Transfers of policy loans                                                                       -              (9)
   Transfers of surrenders                                                                   (55,824)       (120,947)
   Transfers of death benefits                                                               (16,190)         (4,753)
   Transfers of other terminations                                                           (70,648)       (176,923)
   Interfund and net transfers to general account                                           (402,024)     (3,235,242)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (476,700)     (3,015,374)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (340,967)     (4,570,577)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,224,229    $  1,565,196
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           41

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     269,585 shares (cost $1,250,571)     $  1,374,884        Dividend income                            $    40,529
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              40,529
                                                                                                      ---------------
Net assets                                $  1,374,884    Expenses:
                                         --------------
                                                              Administrative expense                           1,567
                                                              Mortality and expense risk                      23,724
                                                              Contract maintenance charge                        163
                                                                                                      ---------------

                                                                                                              25,454
                                                                                                      ---------------

                                                          Net investment income                               15,075

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,815,050)
                                                          Net unrealized appreciation on
                                                               investments                                 2,221,258
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   421,283
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,526,025    $  1,001,234

Net increase (decrease) in net assets resulting from operations                              421,283      (2,022,799)

Capital shares transactions
   Net premiums                                                                               46,706          88,943
   Transfers of policy loans                                                                      11             208
   Transfers of surrenders                                                                  (268,947)        (48,038)
   Transfers of death benefits                                                                  (400)         (4,790)
   Transfers of other terminations                                                          (217,834)        (66,324)
   Interfund and net transfers to general account                                         (1,131,960)      3,577,591
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,572,424)      3,547,590
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (1,151,141)      1,524,791
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,374,884    $  2,526,025
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           42

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     99,632 shares (cost $1,544,394)      $  1,581,165        Dividend income                            $     4,947
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               4,947
                                                                                                      ---------------
Net assets                                $  1,581,165    Expenses:
                                         --------------
                                                              Administrative expense                             811
                                                              Mortality and expense risk                      13,719
                                                              Contract maintenance charge                        189
                                                                                                      ---------------

                                                                                                              14,719
                                                                                                      ---------------

                                                          Net investment loss                                 (9,772)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (237,351)
                                                          Net unrealized appreciation on
                                                               investments                                   475,194
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   228,071
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   891,597    $  1,609,472

Net increase (decrease) in net assets resulting from operations                              228,071        (454,888)

Capital shares transactions
   Net premiums                                                                               49,404         110,942
   Transfers of policy loans                                                                      19             779
   Transfers of surrenders                                                                  (141,456)       (118,082)
   Transfers of death benefits                                                                (8,029)         (9,440)
   Transfers of other terminations                                                           (72,146)        (91,982)
   Interfund and net transfers to general account                                            633,705        (155,204)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   461,497        (262,987)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      689,568        (717,875)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,581,165     $   891,597
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           43

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Basic Value Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     28,545 shares (cost $163,619)         $   169,843        Dividend income                            $     1,849
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,849
                                                                                                      ---------------
Net assets                                 $   169,843    Expenses:
                                         --------------
                                                              Administrative expense                              17
                                                              Mortality and expense risk                       1,460
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,477
                                                                                                      ---------------

                                                          Net investment income                                  372

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                    2,410
                                                          Net unrealized appreciation on
                                                               investments                                    16,262
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    19,044
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     8,510     $   258,682

Net increase (decrease) in net assets resulting from operations                               19,044         (51,918)

Capital shares transactions
   Net premiums                                                                               30,354           5,656
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,122)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,252)              -
   Interfund and net transfers to general account                                            115,309        (203,910)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   142,289        (198,254)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      161,333        (250,172)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   169,843     $     8,510
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           44

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Real Estate Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     36,343 shares (cost $445,796)         $   433,573        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   433,573    Expenses:
                                         --------------
                                                              Administrative expense                              60
                                                              Mortality and expense risk                       3,455
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               3,515
                                                                                                      ---------------

                                                          Net investment loss                                 (3,515)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (32,938)
                                                          Net unrealized appreciation on
                                                               investments                                    58,140
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    21,687
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    75,360     $   317,227

Net increase (decrease) in net assets resulting from operations                               21,687         (92,603)

Capital shares transactions
   Net premiums                                                                              309,935          47,834
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (1,993)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (489)         (3,114)
   Interfund and net transfers to general account                                             29,073        (193,984)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   336,526        (149,264)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      358,213        (241,867)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   433,573     $    75,360
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           45

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     17,979 shares (cost $455,710)         $   460,795        Dividend income                            $     2,753
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,753
                                                                                                      ---------------
Net assets                                 $   460,795    Expenses:
                                         --------------
                                                              Administrative expense                              45
                                                              Mortality and expense risk                       3,984
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,029
                                                                                                      ---------------

                                                          Net investment loss                                 (1,276)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (7,816)
                                                          Net unrealized appreciation on
                                                               investments                                    56,572
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    47,480
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   139,997     $   594,141

Net increase (decrease) in net assets resulting from operations                               47,480        (140,858)

Capital shares transactions
   Net premiums                                                                                2,700          10,303
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -          (1,760)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,072)        (12,374)
   Interfund and net transfers to general account                                            273,690        (309,455)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   273,318        (313,286)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      320,798        (454,144)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   460,795     $   139,997
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           46

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     16,175 shares (cost $166,963)         $   175,170        Dividend income                            $     1,462
                                                              Capital gains distributions                      1,843
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               3,305
                                                                                                      ---------------
Net assets                                 $   175,170    Expenses:
                                         --------------
                                                              Administrative expense                              66
                                                              Mortality and expense risk                       2,545
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,611
                                                                                                      ---------------

                                                          Net investment income                                  694

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (36,309)
                                                          Net unrealized appreciation on
                                                               investments                                    56,333
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    20,718
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   107,545     $   235,811

Net increase (decrease) in net assets resulting from operations                               20,718         (45,450)

Capital shares transactions
   Net premiums                                                                                2,356          13,524
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (630)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,090)        (17,795)
   Interfund and net transfers to general account                                             46,271         (78,545)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    46,907         (82,816)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       67,625        (128,266)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   175,170     $   107,545
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           47

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     483,583 shares (cost $5,658,763)     $  5,314,582        Dividend income                            $   350,465
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             350,465
                                                                                                      ---------------
Net assets                                $  5,314,582    Expenses:
                                         --------------
                                                              Administrative expense                           1,807
                                                              Mortality and expense risk                      77,810
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              79,617
                                                                                                      ---------------

                                                          Net investment income                              270,848

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (963,282)
                                                          Net unrealized appreciation on
                                                               investments                                   848,470
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   156,036
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  5,700,481    $  6,732,587

Net increase (decrease) in net assets resulting from operations                              156,036      (1,131,743)

Capital shares transactions
   Net premiums                                                                              419,764         768,288
   Transfers of policy loans                                                                     132            (808)
   Transfers of surrenders                                                                  (320,395)       (316,953)
   Transfers of death benefits                                                               (66,230)       (104,901)
   Transfers of other terminations                                                          (167,929)       (203,141)
   Interfund and net transfers to general account                                           (407,277)        (42,848)
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (541,935)         99,637
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (385,899)     (1,032,106)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  5,314,582    $  5,700,481
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           48

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     71,702 shares (cost $917,525)         $   843,217        Dividend income                            $     5,111
                                                              Capital gains distributions                     10,315
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              15,426
                                                                                                      ---------------
Net assets                                 $   843,217    Expenses:
                                         --------------
                                                              Administrative expense                             469
                                                              Mortality and expense risk                       9,964
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              10,433
                                                                                                      ---------------

                                                          Net investment income                                4,993

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (88,216)
                                                          Net unrealized appreciation on
                                                               investments                                   199,836
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   116,613
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   643,237    $  1,210,599

Net increase (decrease) in net assets resulting from operations                              116,613        (481,856)

Capital shares transactions
   Net premiums                                                                               83,885          73,504
   Transfers of policy loans                                                                    (190)           (438)
   Transfers of surrenders                                                                   (59,972)        (80,492)
   Transfers of death benefits                                                               (19,346)        (24,175)
   Transfers of other terminations                                                           (28,260)        (60,150)
   Interfund and net transfers to general account                                            107,250           6,245
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    83,367         (85,506)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      199,980        (567,362)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   843,217     $   643,237
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           49

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,346 shares (cost $233,172)          $   204,652        Dividend income                            $     1,658
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,658
                                                                                                      ---------------
Net assets                                 $   204,652    Expenses:
                                         --------------
                                                              Administrative expense                             200
                                                              Mortality and expense risk                       4,173
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,373
                                                                                                      ---------------

                                                          Net investment loss                                 (2,715)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (103,724)
                                                          Net unrealized appreciation on
                                                               investments                                   196,491
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    90,052
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   365,183    $  1,777,904

Net increase (decrease) in net assets resulting from operations                               90,052        (567,281)

Capital shares transactions
   Net premiums                                                                               21,654          32,502
   Transfers of policy loans                                                                       -              13
   Transfers of surrenders                                                                    (4,878)        (68,466)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (22,448)        (32,506)
   Interfund and net transfers to general account                                           (244,911)       (776,983)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (250,583)       (845,440)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (160,531)     (1,412,721)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   204,652     $   365,183
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           50

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     16,425 shares (cost $240,016)         $   262,149        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   262,149    Expenses:
                                         --------------
                                                              Administrative expense                             149
                                                              Mortality and expense risk                       5,470
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,619
                                                                                                      ---------------

                                                          Net investment loss                                 (5,619)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   11,017
                                                          Net unrealized appreciation on
                                                               investments                                   100,898
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   106,296
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   176,810     $   217,537

Net increase (decrease) in net assets resulting from operations                              106,296        (483,136)

Capital shares transactions
   Net premiums                                                                               25,647           2,900
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (18,150)         (1,458)
   Transfers of death benefits                                                                  (848)              -
   Transfers of other terminations                                                           (16,354)         (7,730)
   Interfund and net transfers to general account                                            (11,252)        448,697
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                   (20,957)        442,409
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       85,339         (40,727)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   262,149     $   176,810
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           51

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     791,751 shares (cost $791,751)        $   791,751        Dividend income                             $      295
                                                              Capital gains distributions                        295
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 590
                                                                                                      ---------------
Net assets                                 $   791,751    Expenses:
                                         --------------
                                                              Administrative expense                             164
                                                              Mortality and expense risk                      23,828
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              23,992
                                                                                                      ---------------

                                                          Net investment loss                                (23,402)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                        -
                                                          Net unrealized appreciation on
                                                               investments                                         -
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (23,402)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,296,079    $  1,483,977

Net decrease in net assets resulting from operations                                         (23,402)        (14,793)

Capital shares transactions
   Net premiums                                                                            1,341,362       1,711,427
   Transfers of policy loans                                                                   2,761         (17,671)
   Transfers of surrenders                                                                      (132)             (7)
   Transfers of death benefits                                                                     -        (351,158)
   Transfers of other terminations                                                           (54,631)        (52,428)
   Interfund and net transfers to general account                                         (2,770,286)       (463,268)
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,480,926)        826,895
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (1,504,328)        812,102
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   791,751    $  2,296,079
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           52

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     22,995 shares (cost $1,185,017)       $   973,618        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   973,618    Expenses:
                                         --------------
                                                              Administrative expense                             687
                                                              Mortality and expense risk                      17,895
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              18,582
                                                                                                      ---------------

                                                          Net investment loss                                (18,582)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (96,537)
                                                          Net unrealized depreciation on
                                                               investments                                  (377,500)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (492,619)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,441,637    $  1,246,814

Net (decrease) increase in net assets resulting from operations                             (492,619)        473,151

Capital shares transactions
   Net premiums                                                                              253,316         257,441
   Transfers of policy loans                                                                       8               -
   Transfers of surrenders                                                                  (135,732)        (36,247)
   Transfers of death benefits                                                                (3,712)         (1,781)
   Transfers of other terminations                                                          (106,695)        (42,556)
   Interfund and net transfers to general account                                             17,415        (455,185)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    24,600        (278,328)
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (468,019)        194,823
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   973,618    $  1,441,637
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           53

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     23,397 shares (cost $434,419)         $   350,956        Dividend income                             $      416
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 416
                                                                                                      ---------------
Net assets                                 $   350,956    Expenses:
                                         --------------
                                                              Administrative expense                             398
                                                              Mortality and expense risk                      15,434
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              15,832
                                                                                                      ---------------

                                                          Net investment loss                                (15,416)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (12,478)
                                                          Net unrealized depreciation on
                                                               investments                                  (442,196)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (470,090)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,605,403    $  1,214,853

Net (decrease) increase in net assets resulting from operations                             (470,090)        704,119

Capital shares transactions
   Net premiums                                                                               73,970         183,387
   Transfers of policy loans                                                                       3              (3)
   Transfers of surrenders                                                                   (53,064)        (99,409)
   Transfers of death benefits                                                                (3,115)              -
   Transfers of other terminations                                                           (51,135)        (47,485)
   Interfund and net transfers to general account                                         (1,751,016)        649,941
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,784,357)        686,431
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (2,254,447)      1,390,550
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   350,956    $  2,605,403
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           54

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     12,697 shares (cost $200,593)         $   206,205        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   206,205    Expenses:
                                         --------------
                                                              Administrative expense                             119
                                                              Mortality and expense risk                       4,129
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,248
                                                                                                      ---------------

                                                          Net investment loss                                 (4,248)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                      927
                                                          Net unrealized appreciation on
                                                               investments                                    34,228
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    30,907
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    66,006     $   644,345

Net increase (decrease) in net assets resulting from operations                               30,907         (29,839)

Capital shares transactions
   Net premiums                                                                               23,747          10,197
   Transfers of policy loans                                                                       -               4
   Transfers of surrenders                                                                   (30,433)        (15,331)
   Transfers of death benefits                                                               (21,339)           (914)
   Transfers of other terminations                                                           (26,164)        (13,090)
   Interfund and net transfers to general account                                            163,481        (529,366)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   109,292        (548,500)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      140,199        (578,339)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   206,205     $    66,006
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           55

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     44,172 shares (cost $434,817)         $   508,417        Dividend income                             $      448
                                                              Capital gains distributions                          -
                                                                                                      ---------------

Liabilities                                          -
                                         --------------
                                                                                                                 448
                                                                                                      ---------------
Net assets                                 $   508,417    Expenses:
                                         --------------
                                                              Administrative expense                             729
                                                              Mortality and expense risk                      13,788
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              14,517
                                                                                                      ---------------

                                                          Net investment loss                                (14,069)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,042,602)
                                                          Net unrealized appreciation on
                                                               investments                                 1,152,319
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    95,648
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,252,357    $  2,303,664

Net increase (decrease) in net assets resulting from operations                               95,648      (1,538,820)

Capital shares transactions
   Net premiums                                                                               46,587          85,622
   Transfers of policy loans                                                                     (33)              4
   Transfers of surrenders                                                                   (99,134)        (68,100)
   Transfers of death benefits                                                               (36,588)        (15,847)
   Transfers of other terminations                                                           (66,251)        (96,889)
   Interfund and net transfers to general account                                         (1,684,169)      1,582,723
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,839,588)      1,487,513
                                                                                      --------------- ---------------

Total decrease in net assets                                                              (1,743,940)        (51,307)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   508,417    $  2,252,357
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           56

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond 1.2x Strategy
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     12,168 shares (cost $123,384)          $   80,187        Dividend income                            $     5,607
                                                              Capital gains distributions                     36,268
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              41,875
                                                                                                      ---------------
Net assets                                  $   80,187    Expenses:
                                         --------------
                                                              Administrative expense                              90
                                                              Mortality and expense risk                       4,309
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,399
                                                                                                      ---------------

                                                          Net investment income                               37,476

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   74,738
                                                          Net unrealized depreciation on
                                                               investments                                  (401,136)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (288,922)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,432,811     $   166,732

Net (decrease) increase in net assets resulting from operations                             (288,922)        912,177

Capital shares transactions
   Net premiums                                                                               45,948          34,529
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (4,531)         (8,093)
   Transfers of death benefits                                                               (11,608)              -
   Transfers of other terminations                                                           (17,987)        (37,547)
   Interfund and net transfers to general account                                         (1,075,524)        365,013
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,063,702)        353,902
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (1,352,624)      1,266,079
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    80,187    $  1,432,811
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           57

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     0 shares (cost $0)                       $      -        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                    $      -    Expenses:
                                         --------------
                                                              Administrative expense                               -
                                                              Mortality and expense risk                           -
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                   -
                                                                                                      ---------------

                                                          Net investment income                                    -

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                     (24)
                                                          Net unrealized appreciation on
                                                               investments                                         -
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                     $      (24)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                            $       -     $    92,271

Net decrease in net assets resulting from operations                                             (24)        (19,993)

Capital shares transactions
   Net premiums                                                                                    1               1
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                                 23         (72,279)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                        24         (72,278)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                            -         (92,271)
                                                                                      --------------- ---------------

Net assets at end of year                                                                  $       -       $       -
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           58

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     83 shares (cost $1,339)                $    1,477        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                  $    1,477    Expenses:
                                         --------------
                                                              Administrative expense                               1
                                                              Mortality and expense risk                          22
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                  23
                                                                                                      ---------------

                                                          Net investment loss                                    (23)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                      400
                                                          Net unrealized appreciation on
                                                               investments                                       371
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                     $      748
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                           $      694     $    62,621

Net increase (decrease) in net assets resulting from operations                                  748          (9,526)

Capital shares transactions
   Net premiums                                                                                    -              (1)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                                 35         (52,400)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                        35         (52,401)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                          783         (61,927)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $     1,477      $      694
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           59

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust S&P 500 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     73 shares (cost $4,538)                $    6,580        Dividend income                              $      37
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                  37
                                                                                                      ---------------
Net assets                                  $    6,580    Expenses:
                                         --------------
                                                              Administrative expense                               -
                                                              Mortality and expense risk                         128
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 128
                                                                                                      ---------------

                                                          Net investment loss                                    (91)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (11,973)
                                                          Net unrealized appreciation on
                                                               investments                                    14,025
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     1,961
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     4,611     $    81,498

Net increase (decrease) in net assets resulting from operations                                1,961         (35,867)

Capital shares transactions
   Net premiums                                                                                    8               -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -            (379)
   Interfund and net transfers to general account                                                  -         (40,641)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                         8         (41,020)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                        1,969         (76,887)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $     6,580     $     4,611
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           60

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     146 shares (cost $3,040)               $    2,877        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                  $    2,877    Expenses:
                                         --------------
                                                              Administrative expense                               7
                                                              Mortality and expense risk                         107
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 114
                                                                                                      ---------------

                                                          Net investment loss                                   (114)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (3,916)
                                                          Net unrealized appreciation on
                                                               investments                                     1,581
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (2,449)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     5,287    $  1,499,992

Net (decrease) increase in net assets resulting from operations                               (2,449)        530,779

Capital shares transactions
   Net premiums                                                                                   39              14
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                                  -      (2,025,498)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                        39      (2,025,484)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                  (2,410)     (1,494,705)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $     2,877     $     5,287
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           61

Midland National Life Insurance Company
Separate Account C
ProFunds Access VP High Yield Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     88,686 shares (cost $2,282,983)      $  2,338,651        Dividend income                            $   122,436
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             122,436
                                                                                                      ---------------
Net assets                                $  2,338,651    Expenses:
                                         --------------
                                                              Administrative expense                              40
                                                              Mortality and expense risk                      35,189
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              35,229
                                                                                                      ---------------

                                                          Net investment income                               87,207

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (183,666)
                                                          Net unrealized appreciation on
                                                               investments                                   223,332
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   126,873
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,626,885    $  1,359,264

Net increase (decrease) in net assets resulting from operations                              126,873        (110,311)

Capital shares transactions
   Net premiums                                                                              660,590         558,389
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (75,447)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (40,838)         (2,641)
   Interfund and net transfers to general account                                             40,588        (177,816)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              584,893         377,932
                                                                                      --------------- ---------------

Total increase in net assets                                                                 711,766         267,621
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,338,651    $  1,626,885
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           62

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     71,834 shares (cost $3,824,952)      $  3,857,475        Dividend income                            $    25,800
                                                              Capital gains distributions                    344,770
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             370,570
                                                                                                      ---------------
Net assets                                $  3,857,475    Expenses:
                                         --------------
                                                              Administrative expense                              95
                                                              Mortality and expense risk                      61,790
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              61,885
                                                                                                      ---------------

                                                          Net investment income                              308,685

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (302,259)
                                                          Net unrealized appreciation on
                                                               investments                                   580,926
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   587,352
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,732,456    $  2,480,188

Net increase (decrease) in net assets resulting from operations                              587,352      (1,828,706)

Capital shares transactions
   Net premiums                                                                               15,826         272,039
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,423)        (11,507)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (39,021)         (2,672)
   Interfund and net transfers to general account                                            563,285       1,823,114
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              537,667       2,080,974
                                                                                      --------------- ---------------

Total increase in net assets                                                               1,125,019         252,268
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  3,857,475    $  2,732,456
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           63

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     4,851 shares (cost $59,640)            $   56,946        Dividend income                            $     4,366
                                                              Capital gains distributions                        102
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               4,468
                                                                                                      ---------------
Net assets                                  $   56,946    Expenses:
                                         --------------
                                                              Administrative expense                              91
                                                              Mortality and expense risk                       4,160
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,251
                                                                                                      ---------------

                                                          Net investment income                                  217

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (10,675)
                                                          Net unrealized appreciation on
                                                               investments                                    15,451
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     4,993
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    61,364     $     6,601

Net increase (decrease) in net assets resulting from operations                                4,993        (108,656)

Capital shares transactions
   Net premiums                                                                                3,060              (6)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (157)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,255)           (958)
   Interfund and net transfers to general account                                             (9,059)        164,383
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                    (9,411)        163,419
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                       (4,418)         54,763
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    56,946     $    61,364
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     49,263 shares (cost $1,901,259)      $  1,992,679        Dividend income                            $     5,164
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               5,164
                                                                                                      ---------------
Net assets                                $  1,992,679    Expenses:
                                         --------------
                                                              Administrative expense                             185
                                                              Mortality and expense risk                      27,753
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              27,938
                                                                                                      ---------------

                                                          Net investment loss                                (22,774)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (130,087)
                                                          Net unrealized appreciation on
                                                               investments                                   362,579
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   209,718
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   493,004     $   539,535

Net increase (decrease) in net assets resulting from operations                              209,718        (563,336)

Capital shares transactions
   Net premiums                                                                                6,771           9,303
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (1,152)        (15,905)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (29,257)         (4,682)
   Interfund and net transfers to general account                                          1,313,595         528,089
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,289,957         516,805
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,499,675         (46,531)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,992,679     $   493,004
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     45,365 shares (cost $1,165,822)      $  1,124,150        Dividend income                            $     6,336
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               6,336
                                                                                                      ---------------
Net assets                                $  1,124,150    Expenses:
                                         --------------
                                                              Administrative expense                             287
                                                              Mortality and expense risk                      45,353
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              45,640
                                                                                                      ---------------

                                                          Net investment loss                                (39,304)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,150,824)
                                                          Net unrealized depreciation on
                                                               investments                                    (9,789)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (1,199,917)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,548,508     $    58,119

Net (decrease) increase in net assets resulting from operations                           (1,199,917)        101,026

Capital shares transactions
   Net premiums                                                                               35,087          63,252
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (96,981)           (556)
   Transfers of death benefits                                                                  (571)              -
   Transfers of other terminations                                                           (33,024)        (11,817)
   Interfund and net transfers to general account                                            871,048       1,338,484
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              775,559       1,389,363
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (424,358)      1,490,389
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,124,150    $  1,548,508
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     7,208 shares (cost $157,492)          $   156,845        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   156,845    Expenses:
                                         --------------
                                                              Administrative expense                             127
                                                              Mortality and expense risk                       6,673
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,800
                                                                                                      ---------------

                                                          Net investment loss                                 (6,800)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (14,707)
                                                          Net unrealized appreciation on
                                                               investments                                     2,208
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (19,299)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    86,875     $    34,638

Net decrease in net assets resulting from operations                                         (19,299)         (5,882)

Capital shares transactions
   Net premiums                                                                                  307             242
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,111)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,368)         (1,371)
   Interfund and net transfers to general account                                             94,441          59,248
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               89,269          58,119
                                                                                      --------------- ---------------

Total increase in net assets                                                                  69,970          52,237
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   156,845     $    86,875
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     177,267 shares (cost $4,146,367)     $  4,146,270        Dividend income                            $     3,278
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               3,278
                                                                                                      ---------------
Net assets                                $  4,146,270    Expenses:
                                         --------------
                                                              Administrative expense                             159
                                                              Mortality and expense risk                      17,591
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              17,750
                                                                                                      ---------------

                                                          Net investment loss                                (14,472)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  192,944
                                                          Net unrealized appreciation on
                                                               investments                                       513
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   178,985
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   132,884     $   204,524

Net increase (decrease) in net assets resulting from operations                              178,985        (190,812)

Capital shares transactions
   Net premiums                                                                              (10,033)          5,801
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (224,947)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (24,365)         (2,715)
   Interfund and net transfers to general account                                          4,093,746         116,086
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            3,834,401         119,172
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    4,013,386         (71,640)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  4,146,270     $   132,884
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,206 shares (cost $62,915)            $   65,359        Dividend income                             $      475
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 475
                                                                                                      ---------------
Net assets                                  $   65,359    Expenses:
                                         --------------
                                                              Administrative expense                               6
                                                              Mortality and expense risk                         805
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 811
                                                                                                      ---------------

                                                          Net investment loss                                   (336)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                    2,795
                                                          Net unrealized appreciation on
                                                               investments                                     2,481
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     4,940
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     3,617     $     8,087

Net increase (decrease) in net assets resulting from operations                                4,940         (30,415)

Capital shares transactions
   Net premiums                                                                                   (1)          1,923
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -          (9,109)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                               (48)         (1,420)
   Interfund and net transfers to general account                                             56,851          34,551
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               56,802          25,945
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       61,742          (4,470)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    65,359     $     3,617
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     5,534 shares (cost $143,448)          $   145,921        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   145,921    Expenses:
                                         --------------
                                                              Administrative expense                               8
                                                              Mortality and expense risk                         774
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 782
                                                                                                      ---------------

                                                          Net investment loss                                   (782)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (4,991)
                                                          Net unrealized appreciation on
                                                               investments                                     3,061
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (2,712)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     2,185     $     3,046

Net decrease in net assets resulting from operations                                          (2,712)         (3,488)

Capital shares transactions
   Net premiums                                                                                  280           2,109
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (476)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                (1)           (102)
   Interfund and net transfers to general account                                            146,645             620
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              146,448           2,627
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      143,736            (861)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   145,921     $     2,185
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     4,158 shares (cost $100,236)          $   101,032        Dividend income                            $     1,012
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,012
                                                                                                      ---------------
Net assets                                 $   101,032    Expenses:
                                         --------------
                                                              Administrative expense                               -
                                                              Mortality and expense risk                         505
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 505
                                                                                                      ---------------

                                                          Net investment income                                  507

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (3,692)
                                                          Net unrealized appreciation on
                                                               investments                                     1,379
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (1,806)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    35,724     $    14,782

Net decrease in net assets resulting from operations                                          (1,806)        (23,292)

Capital shares transactions
   Net premiums                                                                                9,090              (1)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (641)           (709)
   Interfund and net transfers to general account                                             58,665          44,944
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               67,114          44,234
                                                                                      --------------- ---------------

Total increase in net assets                                                                  65,308          20,942
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   101,032     $    35,724
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Emerging Markets
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     116,610 shares (cost $3,282,235)     $  3,280,242        Dividend income                            $     1,710
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,710
                                                                                                      ---------------
Net assets                                $  3,280,242    Expenses:
                                         --------------
                                                              Administrative expense                              67
                                                              Mortality and expense risk                      30,105
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              30,172
                                                                                                      ---------------

                                                          Net investment loss                                (28,462)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  285,691
                                                          Net unrealized appreciation on
                                                               investments                                    11,270
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   268,499
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   663,484    $  1,190,766

Net increase (decrease) in net assets resulting from operations                              268,499        (178,689)

Capital shares transactions
   Net premiums                                                                               25,803          10,012
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (60,997)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (8,006)         (2,681)
   Interfund and net transfers to general account                                          2,391,459        (355,924)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 2,348,259        (348,593)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    2,616,758        (527,282)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  3,280,242     $   663,484
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     21,321 shares (cost $434,355)         $   449,017        Dividend income                            $    10,644
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              10,644
                                                                                                      ---------------
Net assets                                 $   449,017    Expenses:
                                         --------------
                                                              Administrative expense                              48
                                                              Mortality and expense risk                       6,642
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,690
                                                                                                      ---------------

                                                          Net investment income                                3,954

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (2,448)
                                                          Net unrealized appreciation on
                                                               investments                                    40,412
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    41,918
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    37,067     $   116,830

Net increase (decrease) in net assets resulting from operations                               41,918         (57,982)

Capital shares transactions
   Net premiums                                                                                1,215           1,274
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (1,073)         (4,388)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (18,792)         (1,194)
   Interfund and net transfers to general account                                            388,682         (17,473)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   370,032         (21,781)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      411,950         (79,763)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   449,017     $    37,067
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           73

Midland National Life Insurance Company
Separate Account C
ProFunds VP Falling US Dollar
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,446 shares (cost $107,047)          $   103,909        Dividend income                            $     2,168
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,168
                                                                                                      ---------------
Net assets                                 $   103,909    Expenses:
                                         --------------
                                                              Administrative expense                               1
                                                              Mortality and expense risk                         899
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 900
                                                                                                      ---------------

                                                          Net investment income                                1,268

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                    (594)
                                                          Net unrealized depreciation on
                                                               investments                                    (7,709)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (7,035)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   303,931       $       -

Net (decrease) increase in net assets resulting from operations                               (7,035)          4,510

Capital shares transactions
   Net premiums                                                                               62,997           7,122
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                           (255,984)        292,299
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (192,987)        299,421
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (200,022)        303,931
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   103,909     $   303,931
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     19,361 shares (cost $475,198)         $   346,750        Dividend income                            $    10,914
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              10,914
                                                                                                      ---------------
Net assets                                 $   346,750    Expenses:
                                         --------------
                                                              Administrative expense                              12
                                                              Mortality and expense risk                      16,757
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              16,769
                                                                                                      ---------------

                                                          Net investment loss                                 (5,855)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (205,302)
                                                          Net unrealized appreciation on
                                                               investments                                   296,413
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    85,256
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   563,595     $   559,738

Net increase (decrease) in net assets resulting from operations                               85,256        (483,367)

Capital shares transactions
   Net premiums                                                                                   (4)             68
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,178)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (22,510)         (5,029)
   Interfund and net transfers to general account                                           (277,409)        492,185
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (302,101)        487,224
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (216,845)          3,857
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   346,750     $   563,595
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           75

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     44,552 shares (cost $1,155,201)      $  1,255,925        Dividend income                            $     8,109
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               8,109
                                                                                                      ---------------
Net assets                                $  1,255,925    Expenses:
                                         --------------
                                                              Administrative expense                              29
                                                              Mortality and expense risk                      36,044
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              36,073
                                                                                                      ---------------

                                                          Net investment loss                                (27,964)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (114,978)
                                                          Net unrealized appreciation on
                                                               investments                                   342,003
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   199,061
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,308,798    $  1,103,880

Net increase (decrease) in net assets resulting from operations                              199,061        (362,933)

Capital shares transactions
   Net premiums                                                                                   (5)             83
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (5,005)        (13,177)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (52,453)         (6,414)
   Interfund and net transfers to general account                                           (194,471)        587,359
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (251,934)        567,851
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                      (52,873)        204,918
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,255,925    $  1,308,798
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           76

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     4,847 shares (cost $145,621)          $   144,527        Dividend income                             $      544
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 544
                                                                                                      ---------------
Net assets                                 $   144,527    Expenses:
                                         --------------
                                                              Administrative expense                              12
                                                              Mortality and expense risk                       1,052
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,064
                                                                                                      ---------------

                                                          Net investment loss                                   (520)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (20,038)
                                                          Net unrealized appreciation on
                                                               investments                                    12,251
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (8,307)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    19,828     $    38,054

Net decrease in net assets resulting from operations                                          (8,307)        (65,108)

Capital shares transactions
   Net premiums                                                                                1,226           1,266
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                       (61)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (806)         (1,480)
   Interfund and net transfers to general account                                            132,647          47,096
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              133,006          46,882
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      124,699         (18,226)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   144,527     $    19,828
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           77

Midland National Life Insurance Company
Separate Account C
ProFunds VP International
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     793 shares (cost $16,412)              $   16,690        Dividend income                              $       6
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   6
                                                                                                      ---------------
Net assets                                  $   16,690    Expenses:
                                         --------------
                                                              Administrative expense                               -
                                                              Mortality and expense risk                         415
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 415
                                                                                                      ---------------

                                                          Net investment loss                                   (409)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (2,053)
                                                          Net unrealized appreciation on
                                                               investments                                     5,158
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     2,696
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    12,099       $       -

Net increase (decrease) in net assets resulting from operations                                2,696         (25,381)

Capital shares transactions
   Net premiums                                                                                2,696          16,123
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                               (801)         21,357
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                                1,895          37,480
                                                                                      --------------- ---------------

Total increase in net assets                                                                   4,591          12,099
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    16,690     $    12,099
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     7,653 shares (cost $330,147)          $   355,848        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   355,848    Expenses:
                                         --------------
                                                              Administrative expense                              21
                                                              Mortality and expense risk                       5,819
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,840
                                                                                                      ---------------

                                                          Net investment loss                                 (5,840)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (7,061)
                                                          Net unrealized appreciation on
                                                               investments                                   104,438
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    91,537
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   115,647     $   186,420

Net increase (decrease) in net assets resulting from operations                               91,537         (98,125)

Capital shares transactions
   Net premiums                                                                               27,107          29,963
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (730)              -
   Interfund and net transfers to general account                                            122,287          (2,611)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              148,664          27,352
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      240,201         (70,773)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   355,848     $   115,647
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           79

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     14,846 shares (cost $193,812)         $   202,206        Dividend income                            $     3,435
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               3,435
                                                                                                      ---------------
Net assets                                 $   202,206    Expenses:
                                         --------------
                                                              Administrative expense                              22
                                                              Mortality and expense risk                       4,761
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,783
                                                                                                      ---------------

                                                          Net investment loss                                 (1,348)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (51,048)
                                                          Net unrealized depreciation on
                                                               investments                                    (5,528)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (57,924)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   344,642     $   188,086

Net (decrease) increase in net assets resulting from operations                              (57,924)         50,706

Capital shares transactions
   Net premiums                                                                                   (5)              -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (128)         (3,159)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,294)           (528)
   Interfund and net transfers to general account                                            (83,085)        109,537
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                   (84,512)        105,850
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (142,436)        156,556
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   202,206     $   344,642
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     8,190 shares (cost $222,548)          $   242,991        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   242,991    Expenses:
                                         --------------
                                                              Administrative expense                               3
                                                              Mortality and expense risk                       3,753
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               3,756
                                                                                                      ---------------

                                                          Net investment loss                                 (3,756)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                    6,888
                                                          Net unrealized appreciation on
                                                               investments                                    37,610
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    40,742
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   324,839     $   514,296

Net increase (decrease) in net assets resulting from operations                               40,742        (523,667)

Capital shares transactions
   Net premiums                                                                                5,222               -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (455)        (38,590)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (2,768)        (20,357)
   Interfund and net transfers to general account                                           (124,589)        393,157
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (122,590)        334,210
                                                                                      --------------- ---------------

Total decrease in net assets                                                                 (81,848)       (189,457)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   242,991     $   324,839
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,155 shares (cost $66,730)            $   68,585        Dividend income                             $      221
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 221
                                                                                                      ---------------
Net assets                                  $   68,585    Expenses:
                                         --------------
                                                              Administrative expense                               3
                                                              Mortality and expense risk                       1,172
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,175
                                                                                                      ---------------

                                                          Net investment loss                                   (954)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (56,316)
                                                          Net unrealized appreciation on
                                                               investments                                    36,427
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (20,843)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   235,542     $    87,644

Net decrease in net assets resulting from operations                                         (20,843)        (91,099)

Capital shares transactions
   Net premiums                                                                                2,592               3
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,630)        (16,780)
   Interfund and net transfers to general account                                           (147,076)        255,774
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (146,114)        238,997
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (166,957)        147,898
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    68,585     $   235,542
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     35,823 shares (cost $856,228)         $   868,706        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   868,706    Expenses:
                                         --------------
                                                              Administrative expense                               4
                                                              Mortality and expense risk                       2,980
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,984
                                                                                                      ---------------

                                                          Net investment loss                                 (2,984)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (13,804)
                                                          Net unrealized appreciation on
                                                               investments                                    11,777
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (5,011)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     6,152       $       -

Net decrease in net assets resulting from operations                                          (5,011)       (281,470)

Capital shares transactions
   Net premiums                                                                                    -               -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (19,955)         (8,906)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,031)           (224)
   Interfund and net transfers to general account                                            888,551         296,752
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              867,565         287,622
                                                                                      --------------- ---------------

Total increase in net assets                                                                 862,554           6,152
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   868,706     $     6,152
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     24,390 shares (cost $628,866)         $   649,763        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   649,763    Expenses:
                                         --------------
                                                              Administrative expense                               4
                                                              Mortality and expense risk                       4,556
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,560
                                                                                                      ---------------

                                                          Net investment loss                                 (4,560)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   11,267
                                                          Net unrealized appreciation on
                                                               investments                                    35,788
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    42,495
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    51,504     $   752,104

Net increase (decrease) in net assets resulting from operations                               42,495        (422,302)

Capital shares transactions
   Net premiums                                                                                6,255          12,552
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (9,728)        (52,757)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (2,580)         (9,393)
   Interfund and net transfers to general account                                            561,817        (228,700)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   555,764        (278,298)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      598,259        (700,600)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   649,763     $    51,504
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     8,013 shares (cost $171,855)          $   173,569        Dividend income                            $     1,542
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,542
                                                                                                      ---------------
Net assets                                 $   173,569    Expenses:
                                         --------------
                                                              Administrative expense                              12
                                                              Mortality and expense risk                       2,651
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,663
                                                                                                      ---------------

                                                          Net investment loss                                 (1,121)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                       75
                                                          Net unrealized appreciation on
                                                               investments                                    18,180
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    17,134
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    77,820     $   247,603

Net increase (decrease) in net assets resulting from operations                               17,134         (36,468)

Capital shares transactions
   Net premiums                                                                                2,458           2,439
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (9,327)        (32,154)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,371)        (19,232)
   Interfund and net transfers to general account                                             88,855         (84,368)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    78,615        (133,315)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       95,749        (169,783)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   173,569     $    77,820
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           85

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     30,776,898 shares (cost $30776,897)  $ 30,776,897        Dividend income                            $    12,779
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              12,779
                                                                                                      ---------------
Net assets                                $ 30,776,897    Expenses:
                                         --------------
                                                              Administrative expense                           6,950
                                                              Mortality and expense risk                     979,412
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                             986,362
                                                                                                      ---------------

                                                          Net investment loss                               (973,583)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                      (1)
                                                          Net unrealized appreciation on
                                                               investments                                         -
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (973,584)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  36,756,488   $  12,092,204

Net decrease in net assets resulting from operations                                        (973,584)       (361,501)

Capital shares transactions
   Net premiums                                                                           68,076,315      39,687,082
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                (3,451,114)     (3,708,984)
   Transfers of death benefits                                                              (177,477)              -
   Transfers of other terminations                                                        (1,294,232)       (522,799)
   Interfund and net transfers to general account                                        (68,159,499)    (10,429,514)
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (5,006,007)     25,025,785
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (5,979,591)     24,664,284
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  30,776,897   $  36,756,488
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           86

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     62,720 shares (cost $2,613,109)      $  2,486,236        Dividend income                              $       -
                                                              Capital gains distributions                    204,240
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             204,240
                                                                                                      ---------------
Net assets                                $  2,486,236    Expenses:
                                         --------------
                                                              Administrative expense                             315
                                                              Mortality and expense risk                      54,617
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              54,932
                                                                                                      ---------------

                                                          Net investment income                              149,308

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (592,229)
                                                          Net unrealized appreciation on
                                                               investments                                   350,167
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (92,754)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,449,233    $  2,224,050

Net decrease in net assets resulting from operations                                         (92,754)     (1,027,794)

Capital shares transactions
   Net premiums                                                                              499,864         415,638
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (15,667)        (19,017)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (40,068)         (8,949)
   Interfund and net transfers to general account                                            685,628        (134,695)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,129,757         252,977
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,037,003        (774,817)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,486,236    $  1,449,233
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           87

Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     213,321 shares (cost $3,433,580)     $  3,472,874        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  3,472,874    Expenses:
                                         --------------
                                                              Administrative expense                             157
                                                              Mortality and expense risk                      24,199
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              24,356
                                                                                                      ---------------

                                                          Net investment loss                                (24,356)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  309,881
                                                          Net unrealized appreciation on
                                                               investments                                    76,167
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   361,692
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   111,549     $   151,767

Net increase (decrease) in net assets resulting from operations                              361,692        (236,823)

Capital shares transactions
   Net premiums                                                                                8,899               -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (233,709)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (26,776)           (675)
   Interfund and net transfers to general account                                          3,251,219         197,280
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            2,999,633         196,605
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    3,361,325         (40,218)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  3,472,874     $   111,549
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,182 shares (cost $72,504)            $   73,029        Dividend income                             $      701
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 701
                                                                                                      ---------------
Net assets                                  $   73,029    Expenses:
                                         --------------
                                                              Administrative expense                               8
                                                              Mortality and expense risk                       1,190
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,198
                                                                                                      ---------------

                                                          Net investment loss                                   (497)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                    7,241
                                                          Net unrealized appreciation on
                                                               investments                                     3,226
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     9,970
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    10,002     $    14,064

Net increase (decrease) in net assets resulting from operations                                9,970          (2,918)

Capital shares transactions
   Net premiums                                                                                9,488              (1)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (152,919)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (253)              -
   Interfund and net transfers to general account                                            196,741          (1,143)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    53,057          (1,144)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       63,027          (4,062)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    73,029     $    10,002
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           89

Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     69,869 shares (cost $2,881,155)      $  2,934,499        Dividend income                            $    20,206
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              20,206
                                                                                                      ---------------
Net assets                                $  2,934,499    Expenses:
                                         --------------
                                                              Administrative expense                             421
                                                              Mortality and expense risk                      42,867
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              43,288
                                                                                                      ---------------

                                                          Net investment loss                                (23,082)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  255,666
                                                          Net unrealized appreciation on
                                                               investments                                     9,450
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   242,034
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   796,192     $   953,254

Net increase (decrease) in net assets resulting from operations                              242,034        (147,721)

Capital shares transactions
   Net premiums                                                                              595,880         363,221
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (72,924)        (14,880)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (77,548)         (6,337)
   Interfund and net transfers to general account                                          1,450,865        (351,345)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,896,273          (9,341)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    2,138,307        (157,062)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,934,499     $   796,192
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           90

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     17,969 shares (cost $610,940)         $   646,329        Dividend income                            $    34,848
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              34,848
                                                                                                      ---------------
Net assets                                 $   646,329    Expenses:
                                         --------------
                                                              Administrative expense                              95
                                                              Mortality and expense risk                       7,051
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               7,146
                                                                                                      ---------------

                                                          Net investment income                               27,702

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (79,892)
                                                          Net unrealized appreciation on
                                                               investments                                    37,601
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (14,589)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    11,083     $   142,186

Net decrease in net assets resulting from operations                                         (14,589)        (22,896)

Capital shares transactions
   Net premiums                                                                              303,611           1,899
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,584)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,008)           (859)
   Interfund and net transfers to general account                                            351,816        (109,247)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   649,835        (108,207)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      635,246        (131,103)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   646,329     $    11,083
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           91

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     104,121 shares (cost $1,433,185)     $  1,487,884        Dividend income                            $     2,412
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,412
                                                                                                      ---------------
Net assets                                $  1,487,884    Expenses:
                                         --------------
                                                              Administrative expense                              35
                                                              Mortality and expense risk                      14,097
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              14,132
                                                                                                      ---------------

                                                          Net investment loss                                (11,720)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   18,907
                                                          Net unrealized appreciation on
                                                               investments                                    68,362
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    75,549
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    81,177     $    60,495

Net increase (decrease) in net assets resulting from operations                               75,549         (21,739)

Capital shares transactions
   Net premiums                                                                               56,463               -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,228)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (17,026)           (557)
   Interfund and net transfers to general account                                          1,293,949          42,978
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,331,158          42,421
                                                                                      --------------- ---------------

Total increase in net assets                                                               1,406,707          20,682
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,487,884     $    81,177
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     99,551 shares (cost $1,714,149)      $  1,785,948        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  1,785,948    Expenses:
                                         --------------
                                                              Administrative expense                              27
                                                              Mortality and expense risk                       5,095
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,122
                                                                                                      ---------------

                                                          Net investment loss                                 (5,122)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (25,447)
                                                          Net unrealized appreciation on
                                                               investments                                    71,919
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    41,350
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                           $      816     $     1,633

Net increase (decrease) in net assets resulting from operations                               41,350          (4,989)

Capital shares transactions
   Net premiums                                                                                1,588              21
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                       (71)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (6,818)            (28)
   Interfund and net transfers to general account                                          1,749,083           4,179
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,743,782           4,172
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,785,132            (817)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,785,948      $      816
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,839 shares (cost $33,034)            $   22,342        Dividend income                              $       -
                                                              Capital gains distributions                    209,870
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             209,870
                                                                                                      ---------------
Net assets                                  $   22,342    Expenses:
                                         --------------
                                                              Administrative expense                               2
                                                              Mortality and expense risk                       1,468
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,470
                                                                                                      ---------------

                                                          Net investment income                              208,400

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (274,080)
                                                          Net unrealized depreciation on
                                                               investments                                   (10,810)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (76,490)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    45,384       $       -

Net (decrease) increase in net assets resulting from operations                              (76,490)         13,473

Capital shares transactions
   Net premiums                                                                                6,000           9,691
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (663)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                               (79)            (96)
   Interfund and net transfers to general account                                             48,190          22,316
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               53,448          31,911
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                      (23,042)         45,384
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    22,342     $    45,384
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Emerging Markets
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,727 shares (cost $29,660)            $   28,600        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                  $   28,600    Expenses:
                                         --------------
                                                              Administrative expense                               2
                                                              Mortality and expense risk                       1,583
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,585
                                                                                                      ---------------

                                                          Net investment loss                                 (1,585)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (127,999)
                                                          Net unrealized depreciation on
                                                               investments                                    (1,541)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (131,125)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     2,322       $       -

Net (decrease) increase in net assets resulting from operations                             (131,125)         98,188

Capital shares transactions
   Net premiums                                                                                   24           1,880
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (135)           (348)
   Interfund and net transfers to general account                                            157,514         (97,398)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   157,403         (95,866)
                                                                                      --------------- ---------------

Total increase in net assets                                                                  26,278           2,322
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    28,600     $     2,322
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short International
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     7,965 shares (cost $217,498)          $   191,873        Dividend income                              $       -
                                                              Capital gains distributions                     15,781
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              15,781
                                                                                                      ---------------
Net assets                                 $   191,873    Expenses:
                                         --------------
                                                              Administrative expense                               2
                                                              Mortality and expense risk                       1,634
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,636
                                                                                                      ---------------

                                                          Net investment income                               14,145

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   33,736
                                                          Net unrealized depreciation on
                                                               investments                                   (25,368)
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    22,513
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    15,593       $       -

Net increase (decrease) in net assets resulting from operations                               22,513          (6,275)

Capital shares transactions
   Net premiums                                                                                6,122           5,482
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                            147,645          16,386
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              153,767          21,868
                                                                                      --------------- ---------------

Total increase in net assets                                                                 176,280          15,593
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   191,873     $    15,593
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           96

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     26,921 shares (cost $611,393)         $   542,722        Dividend income                            $     5,123
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               5,123
                                                                                                      ---------------
Net assets                                 $   542,722    Expenses:
                                         --------------
                                                              Administrative expense                             165
                                                              Mortality and expense risk                      26,038
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              26,203
                                                                                                      ---------------

                                                          Net investment loss                                (21,080)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (988,085)
                                                          Net unrealized depreciation on
                                                               investments                                   (38,557)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (1,047,722)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   614,579       $       -

Net decrease in net assets resulting from operations                                      (1,047,722)        (15,182)

Capital shares transactions
   Net premiums                                                                                7,358          19,115
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (83,706)              -
   Transfers of death benefits                                                                  (560)              -
   Transfers of other terminations                                                           (17,189)           (921)
   Interfund and net transfers to general account                                          1,069,962         611,567
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              975,865         629,761
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                      (71,857)        614,579
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   542,722     $   614,579
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           97

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     54,498 shares (cost $687,562)         $   653,427        Dividend income                            $     9,160
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               9,160
                                                                                                      ---------------
Net assets                                 $   653,427    Expenses:
                                         --------------
                                                              Administrative expense                             240
                                                              Mortality and expense risk                      37,783
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              38,023
                                                                                                      ---------------

                                                          Net investment loss                                (28,863)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,609,657)
                                                          Net unrealized depreciation on
                                                               investments                                   (26,375)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (1,664,895)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   787,309     $   160,943

Net (decrease) increase in net assets resulting from operations                           (1,664,895)         52,792

Capital shares transactions
   Net premiums                                                                                1,333          16,479
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (109,642)              -
   Transfers of death benefits                                                                  (587)              -
   Transfers of other terminations                                                           (31,081)         (4,958)
   Interfund and net transfers to general account                                          1,670,990         562,053
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,531,013         573,574
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (133,882)        626,366
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   653,427     $   787,309
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     136,150 shares (cost $1,651,459)     $  1,622,914        Dividend income                            $    13,948
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              13,948
                                                                                                      ---------------
Net assets                                $  1,622,914    Expenses:
                                         --------------
                                                              Administrative expense                             517
                                                              Mortality and expense risk                      57,122
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              57,639
                                                                                                      ---------------

                                                          Net investment loss                                (43,691)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (2,162,280)
                                                          Net unrealized appreciation on
                                                               investments                                    22,004
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (2,183,967)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   914,786     $     7,560

Net (decrease) increase in net assets resulting from operations                           (2,183,967)         15,629

Capital shares transactions
   Net premiums                                                                                3,600          16,331
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (108,670)              -
   Transfers of death benefits                                                                  (562)              -
   Transfers of other terminations                                                           (63,258)         (1,888)
   Interfund and net transfers to general account                                          3,060,985         877,154
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            2,892,095         891,597
                                                                                      --------------- ---------------

Total increase in net assets                                                                 708,128         907,226
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,622,914     $   914,786
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     57,233 shares (cost $1,247,185)      $  1,281,454        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  1,281,454    Expenses:
                                         --------------
                                                              Administrative expense                             189
                                                              Mortality and expense risk                      25,291
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              25,480
                                                                                                      ---------------

                                                          Net investment loss                                (25,480)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (701,224)
                                                          Net unrealized appreciation on
                                                               investments                                    46,643
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (680,061)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    58,323     $    28,846

Net decrease in net assets resulting from operations                                        (680,061)       (245,190)

Capital shares transactions
   Net premiums                                                                              152,123              (1)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (347,988)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (7,951)         (1,651)
   Interfund and net transfers to general account                                          2,107,008         276,319
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,903,192         274,667
                                                                                      --------------- ---------------

Total increase in net assets                                                               1,223,131          29,477
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,281,454     $    58,323
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           100

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     24,245 shares (cost $518,726)         $   553,261        Dividend income                              $       -
                                                              Capital gains distributions                      4,719
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               4,719
                                                                                                      ---------------
Net assets                                 $   553,261    Expenses:
                                         --------------
                                                              Administrative expense                              14
                                                              Mortality and expense risk                       3,540
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               3,554
                                                                                                      ---------------

                                                          Net investment income                                1,165

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   12,731
                                                          Net unrealized appreciation on
                                                               investments                                    41,006
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    54,902
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    20,161     $   140,143

Net increase in net assets resulting from operations                                          54,902         143,126

Capital shares transactions
   Net premiums                                                                                  712          10,094
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -         (48,164)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (4,120)         (6,289)
   Interfund and net transfers to general account                                            481,606        (218,749)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   478,198        (263,108)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      533,100        (119,982)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   553,261     $    20,161
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           101

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,097 shares (cost $42,360)            $   46,931        Dividend income                             $      256
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 256
                                                                                                      ---------------
Net assets                                  $   46,931    Expenses:
                                         --------------
                                                              Administrative expense                              10
                                                              Mortality and expense risk                       2,361
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,371
                                                                                                      ---------------

                                                          Net investment loss                                 (2,115)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (8,986)
                                                          Net unrealized appreciation on
                                                               investments                                     7,154
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (3,947)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   112,531     $    55,558

Net (decrease) increase in net assets resulting from operations                               (3,947)        239,243

Capital shares transactions
   Net premiums                                                                               15,219              12
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,982)         (4,577)
   Interfund and net transfers to general account                                            (72,890)       (177,705)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                              (61,653)       (182,270)
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                      (65,600)         56,973
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    46,931     $   112,531
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           102

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     110,144 shares (cost $1,475,907)     $  1,673,080        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  1,673,080    Expenses:
                                         --------------
                                                              Administrative expense                              31
                                                              Mortality and expense risk                      26,987
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              27,018
                                                                                                      ---------------

                                                          Net investment loss                                (27,018)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (87,158)
                                                          Net unrealized appreciation on
                                                               investments                                   531,978
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   417,802
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   677,277     $   856,280

Net increase (decrease) in net assets resulting from operations                              417,802        (546,628)

Capital shares transactions
   Net premiums                                                                                2,339           3,305
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         1               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (29,457)         (4,073)
   Interfund and net transfers to general account                                            605,118         368,393
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              578,001         367,625
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      995,803        (179,003)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,673,080     $   677,277
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           103

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     246,453 shares (cost $1,648,981)     $  1,658,628        Dividend income                            $     2,881
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,881
                                                                                                      ---------------
Net assets                                $  1,658,628    Expenses:
                                         --------------
                                                              Administrative expense                              42
                                                              Mortality and expense risk                       5,612
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,654
                                                                                                      ---------------

                                                          Net investment loss                                 (2,773)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (29,835)
                                                          Net unrealized appreciation on
                                                               investments                                    10,282
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (22,326)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   105,624     $    44,174

Net decrease in net assets resulting from operations                                         (22,326)        (36,620)

Capital shares transactions
   Net premiums                                                                                    -           1,998
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (5,967)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (6,105)         (1,437)
   Interfund and net transfers to general account                                          1,587,402          97,509
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,575,330          98,070
                                                                                      --------------- ---------------

Total increase in net assets                                                               1,553,004          61,450
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,658,628     $   105,624
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           104

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     11,975 shares (cost $256,715)         $   214,117        Dividend income                              $      88
                                                              Capital gains distributions                    117,041
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             117,129
                                                                                                      ---------------
Net assets                                 $   214,117    Expenses:
                                         --------------
                                                              Administrative expense                              32
                                                              Mortality and expense risk                       5,364
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,396
                                                                                                      ---------------

                                                          Net investment income                              111,733

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (152,372)
                                                          Net unrealized depreciation on
                                                               investments                                   (98,362)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (139,001)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   290,233     $    60,715

Net (decrease) increase in net assets resulting from operations                             (139,001)         85,478

Capital shares transactions
   Net premiums                                                                               51,783          72,461
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                       (14)         (5,047)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (12,313)        (14,383)
   Interfund and net transfers to general account                                             23,429          91,009
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               62,885         144,040
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                      (76,116)        229,518
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   214,117     $   290,233
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           105

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraBull
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     557,754 shares (cost $5,447,339)     $  5,360,014        Dividend income                            $    24,138
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              24,138
                                                                                                      ---------------
Net assets                                $  5,360,014    Expenses:
                                         --------------
                                                              Administrative expense                             240
                                                              Mortality and expense risk                      40,916
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              41,156
                                                                                                      ---------------

                                                          Net investment loss                                (17,018)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  411,977
                                                          Net unrealized depreciation on
                                                               investments                                   (79,193)
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   315,766
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    67,527     $   293,661

Net increase (decrease) in net assets resulting from operations                              315,766        (741,324)

Capital shares transactions
   Net premiums                                                                               45,358            (147)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (4,871)        (33,150)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (58,736)         (2,359)
   Interfund and net transfers to general account                                          4,994,970         550,846
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            4,976,721         515,190
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    5,292,487        (226,134)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  5,360,014     $    67,527
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           106

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraMid-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     27,946 shares (cost $386,720)         $   513,082        Dividend income                             $      541
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 541
                                                                                                      ---------------
Net assets                                 $   513,082    Expenses:
                                         --------------
                                                              Administrative expense                              73
                                                              Mortality and expense risk                      12,420
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              12,493
                                                                                                      ---------------

                                                          Net investment loss                                (11,952)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   54,006
                                                          Net unrealized appreciation on
                                                               investments                                   139,025
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   181,079
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   214,672     $   295,434

Net increase (decrease) in net assets resulting from operations                              181,079        (688,194)

Capital shares transactions
   Net premiums                                                                                5,214          10,000
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                       (16)         (8,773)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (30,763)         (4,054)
   Interfund and net transfers to general account                                            142,896         610,259
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              117,331         607,432
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      298,410         (80,762)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   513,082     $   214,672
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           107

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraNASDAQ-100
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     175,659 shares (cost $2,467,862)     $  2,828,106        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  2,828,106    Expenses:
                                         --------------
                                                              Administrative expense                             493
                                                              Mortality and expense risk                      56,262
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              56,755
                                                                                                      ---------------

                                                          Net investment loss                                (56,755)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (499,065)
                                                          Net unrealized appreciation on
                                                               investments                                 2,113,887
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,558,067
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,666,194    $  2,200,943

Net increase (decrease) in net assets resulting from operations                            1,558,067      (3,009,056)

Capital shares transactions
   Net premiums                                                                                5,165         219,493
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (35,996)         (5,071)
   Transfers of death benefits                                                              (345,816)       (498,568)
   Transfers of other terminations                                                          (141,103)        (50,284)
   Interfund and net transfers to general account                                            121,595       2,808,737
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (396,155)      2,474,307
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,161,912        (534,749)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,828,106    $  1,666,194
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           108

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort Dow 30
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     44,177 shares (cost $401,267)         $   404,663        Dividend income                             $      278
                                                              Capital gains distributions                     68,665
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              68,943
                                                                                                      ---------------
Net assets                                 $   404,663    Expenses:
                                         --------------
                                                              Administrative expense                             197
                                                              Mortality and expense risk                      26,470
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              26,667
                                                                                                      ---------------

                                                          Net investment income                               42,276

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,144,183)
                                                          Net unrealized appreciation on
                                                               investments                                    21,617
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (1,080,290)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    89,831       $       -

Net (decrease) increase in net assets resulting from operations                           (1,080,290)        156,307

Capital shares transactions
   Net premiums                                                                              (63,168)        242,208
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (1,533)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (11,606)         (1,529)
   Interfund and net transfers to general account                                          1,471,429        (307,155)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,395,122         (66,476)
                                                                                      --------------- ---------------

Total increase in net assets                                                                 314,832          89,831
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   404,663     $    89,831
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           109

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort NASDAQ-100
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     26,571 shares (cost $341,022)         $   327,089        Dividend income                            $     1,889
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,889
                                                                                                      ---------------
Net assets                                 $   327,089    Expenses:
                                         --------------
                                                              Administrative expense                             673
                                                              Mortality and expense risk                      49,012
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              49,685
                                                                                                      ---------------

                                                          Net investment loss                                (47,796)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (2,840,471)
                                                          Net unrealized depreciation on
                                                               investments                                   (10,430)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (2,898,697)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   485,785     $     8,165

Net decrease in net assets resulting from operations                                      (2,898,697)       (208,662)

Capital shares transactions
   Net premiums                                                                              137,794         242,921
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (16,116)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (43,495)        (56,058)
   Interfund and net transfers to general account                                          2,661,818         499,419
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            2,740,001         686,282
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (158,696)        477,620
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   327,089     $   485,785
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           110

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Small-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     22,174 shares (cost $230,438)         $   241,258        Dividend income                             $      670
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 670
                                                                                                      ---------------
Net assets                                 $   241,258    Expenses:
                                         --------------
                                                              Administrative expense                             385
                                                              Mortality and expense risk                      32,679
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              33,064
                                                                                                      ---------------

                                                          Net investment loss                                (32,394)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  830,437
                                                          Net unrealized depreciation on
                                                               investments                                    (5,425)
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   792,618
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   225,087     $   299,996

Net increase (decrease) in net assets resulting from operations                              792,618        (664,016)

Capital shares transactions
   Net premiums                                                                                9,870          12,982
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (196,344)         (5,503)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (44,733)         (3,896)
   Interfund and net transfers to general account                                           (545,240)        585,524
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (776,447)        589,107
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       16,171         (74,909)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   241,258     $   225,087
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           111

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     8,692 shares (cost $235,143)          $   238,605        Dividend income                            $     5,617
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               5,617
                                                                                                      ---------------
Net assets                                 $   238,605    Expenses:
                                         --------------
                                                              Administrative expense                              52
                                                              Mortality and expense risk                       2,783
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,835
                                                                                                      ---------------

                                                          Net investment income                                2,782

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (27,053)
                                                          Net unrealized appreciation on
                                                               investments                                    19,075
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (5,196)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    69,402     $   150,868

Net decrease in net assets resulting from operations                                          (5,196)       (108,909)

Capital shares transactions
   Net premiums                                                                                4,994          22,942
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                       (70)         (5,218)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (5,658)         (5,450)
   Interfund and net transfers to general account                                            175,133          15,169
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              174,399          27,443
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      169,203         (81,466)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   238,605     $    69,402
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           112

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     562,292 shares (cost $14,739,011)    $ 16,440,870        Dividend income                            $    30,445
                                                              Capital gains distributions                     60,375
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              90,820
                                                                                                      ---------------
Net assets                                $ 16,440,870    Expenses:
                                         --------------
                                                              Administrative expense                          10,665
                                                              Mortality and expense risk                     181,419
                                                              Contract maintenance charge                      2,101
                                                                                                      ---------------

                                                                                                             194,185
                                                                                                      ---------------

                                                          Net investment loss                               (103,365)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (3,208,465)
                                                          Net unrealized appreciation on
                                                               investments                                 8,884,040
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  5,572,210
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  9,533,690   $  20,156,629

Net increase (decrease) in net assets resulting from operations                            5,572,210      (9,657,631)

Capital shares transactions
   Net premiums                                                                            1,121,639       2,352,236
   Transfers of policy loans                                                                  (1,973)         (2,182)
   Transfers of surrenders                                                                (1,192,634)       (632,612)
   Transfers of death benefits                                                               (85,540)        (52,766)
   Transfers of other terminations                                                          (538,965)       (489,609)
   Interfund and net transfers to general account                                          2,032,443      (2,140,375)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,334,970        (965,308)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    6,907,180     (10,622,939)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  16,440,870    $  9,533,690
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           113

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     767,587 shares (cost $7,686,363)     $  8,612,330        Dividend income                            $     3,531
                                                              Capital gains distributions                    142,775
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             146,306
                                                                                                      ---------------
Net assets                                $  8,612,330    Expenses:
                                         --------------
                                                              Administrative expense                           2,649
                                                              Mortality and expense risk                      93,990
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              96,639
                                                                                                      ---------------

                                                          Net investment income                               49,667

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                3,354,387
                                                          Net unrealized appreciation on
                                                               investments                                 1,872,397
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  5,276,451
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,158,848    $  8,978,925

Net increase (decrease) in net assets resulting from operations                            5,276,451      (3,805,615)

Capital shares transactions
   Net premiums                                                                              531,599         369,287
   Transfers of policy loans                                                                      (2)             (4)
   Transfers of surrenders                                                                  (193,330)       (588,812)
   Transfers of death benefits                                                               (56,012)        (22,824)
   Transfers of other terminations                                                          (171,743)       (146,558)
   Interfund and net transfers to general account                                          1,066,519      (2,625,551)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,177,031      (3,014,462)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    6,453,482      (6,820,077)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  8,612,330    $  2,158,848
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           114

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     134,762 shares (cost $1,551,905)     $  1,583,454        Dividend income                            $    28,465
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              28,465
                                                                                                      ---------------
Net assets                                $  1,583,454    Expenses:
                                         --------------
                                                              Administrative expense                             424
                                                              Mortality and expense risk                      14,905
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              15,329
                                                                                                      ---------------

                                                          Net investment income                               13,136

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (7,189)
                                                          Net unrealized appreciation on
                                                               investments                                    27,525
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    33,472
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   873,368     $   474,634

Net increase (decrease) in net assets resulting from operations                               33,472        (215,361)

Capital shares transactions
   Net premiums                                                                              120,644         375,994
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (77,036)       (145,985)
   Transfers of death benefits                                                                (6,278)              -
   Transfers of other terminations                                                           (94,521)        (96,353)
   Interfund and net transfers to general account                                            733,805         480,439
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              676,614         614,095
                                                                                      --------------- ---------------

Total increase in net assets                                                                 710,086         398,734
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,583,454     $   873,368
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           115

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     0 shares (cost $0)                       $      -        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                    $      -    Expenses:
                                         --------------
                                                              Administrative expense                           1,425
                                                              Mortality and expense risk                      20,507
                                                              Contract maintenance charge                        261
                                                                                                      ---------------

                                                                                                              22,193
                                                                                                      ---------------

                                                          Net investment loss                                (22,193)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (987,846)
                                                          Net unrealized appreciation on
                                                               investments                                 1,751,383
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   741,344
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,435,883    $  3,480,080

Net increase (decrease) in net assets resulting from operations                              741,344      (1,700,694)

Capital shares transactions
   Net premiums                                                                               67,291         695,285
   Transfers of policy loans                                                                      82          (1,747)
   Transfers of surrenders                                                                  (119,305)       (113,908)
   Transfers of death benefits                                                               (22,171)        (19,197)
   Transfers of other terminations                                                           (41,140)        (41,183)
   Interfund and net transfers to general account                                         (2,061,984)       (862,753)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (2,177,227)       (343,503)
                                                                                      --------------- ---------------

Total decrease in net assets                                                              (1,435,883)     (2,044,197)
                                                                                      --------------- ---------------

Net assets at end of year                                                                  $       -    $  1,435,883
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           116

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     19,357 shares (cost $300,540)         $   309,512        Dividend income                            $     2,376
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,376
                                                                                                      ---------------
Net assets                                 $   309,512    Expenses:
                                         --------------
                                                              Administrative expense                             155
                                                              Mortality and expense risk                       4,556
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,711
                                                                                                      ---------------

                                                          Net investment loss                                 (2,335)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (50,795)
                                                          Net unrealized appreciation on
                                                               investments                                   142,878
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    89,748
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   287,516     $   672,799

Net increase (decrease) in net assets resulting from operations                               89,748        (190,656)

Capital shares transactions
   Net premiums                                                                                6,269           9,853
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (3,882)       (123,346)
   Transfers of death benefits                                                               (42,001)              -
   Transfers of other terminations                                                           (16,791)         (9,040)
   Interfund and net transfers to general account                                            (11,347)        (72,094)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                              (67,752)       (194,627)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       21,996        (385,283)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   309,512     $   287,516
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           117

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,527,643 shares (cost $37,301,130)  $ 38,169,100        Dividend income                           $  1,805,944
                                                              Capital gains distributions                  1,122,602
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                           2,928,546
                                                                                                      ---------------
Net assets                                $ 38,169,100    Expenses:
                                         --------------
                                                              Administrative expense                          16,788
                                                              Mortality and expense risk                     543,372
                                                              Contract maintenance charge                      1,580
                                                                                                      ---------------

                                                                                                             561,740
                                                                                                      ---------------

                                                          Net investment income                            2,366,806

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  673,605
                                                          Net unrealized appreciation on
                                                               investments                                   787,522
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  3,827,933
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  34,987,198   $  31,782,014

Net increase in net assets resulting from operations                                       3,827,933       1,038,814

Capital shares transactions
   Net premiums                                                                            2,835,575       4,437,705
   Transfers of policy loans                                                                  (1,601)          2,193
   Transfers of surrenders                                                                (3,665,969)     (2,356,082)
   Transfers of death benefits                                                              (256,093)       (311,695)
   Transfers of other terminations                                                        (2,128,721)     (1,338,456)
   Interfund and net transfers to general account                                          2,570,778       1,732,705
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (646,031)      2,166,370
                                                                                      --------------- ---------------

Total increase in net assets                                                               3,181,902       3,205,184
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  38,169,100   $  34,987,198
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           118

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,202,600 shares (cost $12,486,334)  $ 12,158,287        Dividend income                            $   117,887
                                                              Capital gains distributions                    479,734
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             597,621
                                                                                                      ---------------
Net assets                                $ 12,158,287    Expenses:
                                         --------------
                                                              Administrative expense                             482
                                                              Mortality and expense risk                      90,849
                                                              Contract maintenance charge                         56
                                                                                                      ---------------

                                                                                                              91,387
                                                                                                      ---------------

                                                          Net investment income                              506,234

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   69,224
                                                          Net unrealized depreciation on
                                                               investments                                  (297,017)
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   278,441
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,251,914    $  1,283,734

Net increase (decrease) in net assets resulting from operations                              278,441         (41,810)

Capital shares transactions
   Net premiums                                                                            5,277,290       1,655,899
   Transfers of policy loans                                                                      21           1,860
   Transfers of surrenders                                                                  (164,117)       (135,146)
   Transfers of death benefits                                                                (2,962)              -
   Transfers of other terminations                                                          (113,795)       (116,429)
   Interfund and net transfers to general account                                          4,631,495        (396,194)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            9,627,932       1,009,990
                                                                                      --------------- ---------------

Total increase in net assets                                                               9,906,373         968,180
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  12,158,287    $  2,251,914
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           119

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,111,407 shares (cost $14,711,331)  $ 15,371,046        Dividend income                            $   782,712
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             782,712
                                                                                                      ---------------
Net assets                                $ 15,371,046    Expenses:
                                         --------------
                                                              Administrative expense                           5,202
                                                              Mortality and expense risk                     151,318
                                                              Contract maintenance charge                        388
                                                                                                      ---------------

                                                                                                             156,908
                                                                                                      ---------------

                                                          Net investment income                              625,804

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  296,750
                                                          Net unrealized appreciation on
                                                               investments                                 2,112,543
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  3,035,097
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  5,456,913    $  6,565,689

Net increase (decrease) in net assets resulting from operations                            3,035,097      (1,466,590)

Capital shares transactions
   Net premiums                                                                              694,005       1,310,168
   Transfers of policy loans                                                                    (219)           (951)
   Transfers of surrenders                                                                  (312,150)       (549,571)
   Transfers of death benefits                                                               (65,399)        (57,961)
   Transfers of other terminations                                                          (321,384)       (198,840)
   Interfund and net transfers to general account                                          6,884,183        (145,031)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            6,879,036         357,814
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    9,914,133      (1,108,776)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  15,371,046    $  5,456,913
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           120

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:

     641,178 shares (cost $12,611,300)    $  7,976,259        Dividend income                            $   243,142
                                                              Capital gains distributions                    226,721
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             469,863
                                                                                                      ---------------
Net assets                                $  7,976,259    Expenses:
                                         --------------
                                                              Administrative expense                           3,192
                                                              Mortality and expense risk                      91,669
                                                              Contract maintenance charge                        579
                                                                                                      ---------------

                                                                                                              95,440
                                                                                                      ---------------

                                                          Net investment income                              374,423

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  195,871
                                                          Net unrealized appreciation on
                                                               investments                                   321,936
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   892,230
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  3,985,026    $  3,493,905

Net increase (decrease) in net assets resulting from operations                              892,230        (490,545)

Capital shares transactions
   Net premiums                                                                              413,107         982,884
   Transfers of policy loans                                                                      (2)              6
   Transfers of surrenders                                                                  (351,391)       (317,859)
   Transfers of death benefits                                                                (8,251)        (13,962)
   Transfers of other terminations                                                          (214,566)       (187,711)
   Interfund and net transfers to general account                                          3,260,106         518,308
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            3,099,003         981,666
                                                                                      --------------- ---------------

Total increase in net assets                                                               3,991,233         491,121
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  7,976,259    $  3,985,026
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           121

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     85,114 shares (cost $878,210)         $   893,702        Dividend income                            $    18,489
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              18,489
                                                                                                      ---------------
Net assets                                 $   893,702    Expenses:
                                         --------------
                                                              Administrative expense                               7
                                                              Mortality and expense risk                      13,273
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              13,280
                                                                                                      ---------------

                                                          Net investment income                                5,209

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   19,374
                                                          Net unrealized appreciation on
                                                               investments                                    12,127
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    36,710
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   753,352     $    10,693

Net increase (decrease) in net assets resulting from operations                               36,710        (114,983)

Capital shares transactions
   Net premiums                                                                                  389          38,376
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                        (9)         (3,730)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (11,935)         (6,253)
   Interfund and net transfers to general account                                            115,195         829,249
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              103,640         857,642
                                                                                      --------------- ---------------

Total increase in net assets                                                                 140,350         742,659
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   893,702     $   753,352
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           122

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     300,472 shares (cost $2,489,408)     $  2,650,161        Dividend income                            $    27,344
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              27,344
                                                                                                      ---------------
Net assets                                $  2,650,161    Expenses:
                                         --------------
                                                              Administrative expense                           1,210
                                                              Mortality and expense risk                      35,847
                                                              Contract maintenance charge                        110
                                                                                                      ---------------

                                                                                                              37,167
                                                                                                      ---------------

                                                          Net investment loss                                 (9,823)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (490,540)
                                                          Net unrealized appreciation on
                                                               investments                                 1,086,210
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   585,847
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,251,894    $  3,526,618

Net increase (decrease) in net assets resulting from operations                              585,847      (1,408,659)

Capital shares transactions
   Net premiums                                                                              123,467         425,294
   Transfers of policy loans                                                                    (131)         (1,394)
   Transfers of surrenders                                                                  (158,430)       (176,902)
   Transfers of death benefits                                                               (49,283)        (16,789)
   Transfers of other terminations                                                           (72,322)       (103,791)
   Interfund and net transfers to general account                                            (30,881)          7,517
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (187,580)        133,935
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      398,267      (1,274,724)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,650,161    $  2,251,894
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           123

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Growth and Income Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     41,199 shares (cost $466,726)         $   382,326        Dividend income                            $     6,095
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               6,095
                                                                                                      ---------------
Net assets                                 $   382,326    Expenses:
                                         --------------
                                                              Administrative expense                             141
                                                              Mortality and expense risk                       5,302
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,443
                                                                                                      ---------------

                                                          Net investment income                                  652

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (59,041)
                                                          Net unrealized appreciation on
                                                               investments                                   135,218
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    76,829
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   352,852     $   571,961

Net increase (decrease) in net assets resulting from operations                               76,829        (193,288)

Capital shares transactions
   Net premiums                                                                               61,534          60,355
   Transfers of policy loans                                                                      75             100
   Transfers of surrenders                                                                    (1,720)       (106,504)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (16,754)         (7,450)
   Interfund and net transfers to general account                                            (90,490)         27,678
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                              (47,355)        (25,821)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       29,474        (219,109)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   382,326     $   352,852
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           124

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     267,724 shares (cost $3,021,510)     $  3,038,668        Dividend income                            $    47,933
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              47,933
                                                                                                      ---------------
Net assets                                $  3,038,668    Expenses:
                                         --------------
                                                              Administrative expense                             931
                                                              Mortality and expense risk                      31,799
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              32,730
                                                                                                      ---------------

                                                          Net investment income                               15,203

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (437,878)
                                                          Net unrealized appreciation on
                                                               investments                                 1,065,067
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   642,392
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,713,790    $  2,104,830

Net increase (decrease) in net assets resulting from operations                              642,392      (1,037,140)

Capital shares transactions
   Net premiums                                                                              674,137         853,562
   Transfers of policy loans                                                                     468          (1,663)
   Transfers of surrenders                                                                   (62,805)        (30,674)
   Transfers of death benefits                                                               (19,934)         (3,892)
   Transfers of other terminations                                                           (61,150)        (67,011)
   Interfund and net transfers to general account                                            151,770        (104,222)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              682,486         646,100
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,324,878        (391,040)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  3,038,668    $  1,713,790
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           125

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     47,592 shares (cost $419,608)         $   487,815        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   487,815    Expenses:
                                         --------------
                                                              Administrative expense                             307
                                                              Mortality and expense risk                      10,358
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              10,665
                                                                                                      ---------------

                                                          Net investment loss                                (10,665)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  154,972
                                                          Net unrealized appreciation on
                                                               investments                                   137,381
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   281,688
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   108,804     $   217,365

Net increase (decrease) in net assets resulting from operations                              281,688        (233,575)

Capital shares transactions
   Net premiums                                                                               59,728          11,906
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (77,583)         (2,525)
   Transfers of death benefits                                                                     -            (851)
   Transfers of other terminations                                                           (93,643)         (6,579)
   Interfund and net transfers to general account                                            208,821         123,063
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               97,323         125,014
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      379,011        (108,561)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   487,815     $   108,804
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           126

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     27,799 shares (cost $505,786)         $   580,166        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   580,166    Expenses:
                                         --------------
                                                              Administrative expense                             745
                                                              Mortality and expense risk                      10,796
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              11,541
                                                                                                      ---------------

                                                          Net investment loss                                (11,541)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (552,092)
                                                          Net unrealized appreciation on
                                                               investments                                   726,923
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   163,290
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,362,686    $  1,460,282

Net increase (decrease) in net assets resulting from operations                              163,290        (867,043)

Capital shares transactions
   Net premiums                                                                                9,557          30,129
   Transfers of policy loans                                                                      11              12
   Transfers of surrenders                                                                  (124,303)        (65,022)
   Transfers of death benefits                                                                     -          (4,173)
   Transfers of other terminations                                                          (105,220)        (48,808)
   Interfund and net transfers to general account                                           (725,855)        857,309
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (945,810)        769,447
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (782,520)        (97,596)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   580,166    $  1,362,686
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           127

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     10,318 shares (cost $118,975)         $   126,506        Dividend income                            $    23,753
                                                              Capital gains distributions                     20,037
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              43,790
                                                                                                      ---------------
Net assets                                 $   126,506    Expenses:
                                         --------------
                                                              Administrative expense                             195
                                                              Mortality and expense risk                       6,894
                                                              Contract maintenance charge                         16
                                                                                                      ---------------

                                                                                                               7,105
                                                                                                      ---------------

                                                          Net investment income                               36,685

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                    (441)
                                                          Net unrealized appreciation on
                                                               investments                                       195
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    36,439
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   746,416    $  2,132,570

Net increase (decrease) in net assets resulting from operations                               36,439        (115,781)

Capital shares transactions
   Net premiums                                                                               39,872          22,602
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (5,049)        (35,324)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (15,348)         (6,662)
   Interfund and net transfers to general account                                           (675,824)     (1,250,989)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (656,349)     (1,270,373)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (619,910)     (1,386,154)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   126,506     $   746,416
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           128

Midland National Life Insurance Company
Separate Account C
Premier VIT NACM Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     52,022 shares (cost $785,475)         $   805,818        Dividend income                             $      259
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 259
                                                                                                      ---------------
Net assets                                 $   805,818    Expenses:
                                         --------------
                                                              Administrative expense                             224
                                                              Mortality and expense risk                       7,648
                                                              Contract maintenance charge                         36
                                                                                                      ---------------

                                                                                                               7,908

                                                                                                      ---------------

                                                          Net investment loss                                 (7,649)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (156,853)
                                                          Net unrealized appreciation on
                                                               investments                                   271,636
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   107,134
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   362,367     $   312,404

Net increase (decrease) in net assets resulting from operations                              107,134        (242,102)

Capital shares transactions
   Net premiums                                                                              258,715         167,092
   Transfers of policy loans                                                                      12               -
   Transfers of surrenders                                                                   (10,330)        (49,554)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (7,164)         (3,535)
   Interfund and net transfers to general account                                             95,084         178,062
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              336,317         292,065
                                                                                      --------------- ---------------

Total increase in net assets                                                                 443,451          49,963
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   805,818     $   362,367
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           129

Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Renaissance Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     0 shares (cost $0)                       $      -        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                    $      -    Expenses:
                                         --------------
                                                              Administrative expense                               -
                                                              Mortality and expense risk                           -
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                   -
                                                                                                      ---------------

                                                          Net investment income                                    -

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                        -
                                                          Net unrealized appreciation on
                                                               investments                                         -
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                      $       -
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                            $       -     $    12,103

Net increase (decrease) in net assets resulting from operations                                    -            (906)

Capital shares transactions
   Net premiums                                                                                    -              14
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                                  -         (11,211)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                         -         (11,197)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                            -         (12,103)
                                                                                      --------------- ---------------

Net assets at end of year                                                                  $       -       $       -
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           130

Midland National Life Insurance Company
Separate Account C
Credit Suisse International Equity Flex II
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,077 shares (cost $19,353)            $   18,030        Dividend income                             $      398
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 398
                                                                                                      ---------------
Net assets                                  $   18,030    Expenses:
                                         --------------
                                                              Administrative expense                              23
                                                              Mortality and expense risk                         697
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 720
                                                                                                      ---------------

                                                          Net investment loss                                   (322)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (24,742)
                                                          Net unrealized appreciation on
                                                               investments                                    31,733
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     6,669
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    42,398     $    45,218

Net increase (decrease) in net assets resulting from operations                                6,669         (44,532)

Capital shares transactions
   Net premiums                                                                                   (1)          1,984
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                               (90)         (1,190)
   Interfund and net transfers to general account                                            (30,946)         40,918
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                   (31,037)         41,712
                                                                                      --------------- ---------------

Total decrease in net assets                                                                 (24,368)         (2,820)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    18,030     $    42,398
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           131

Midland National Life Insurance Company
Separate Account C
Credit Suisse U.S. Equity Flex II
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     9,611 shares (cost $159,701)          $   119,844        Dividend income                            $     5,808
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               5,808
                                                                                                      ---------------
Net assets                                 $   119,844    Expenses:
                                         --------------
                                                              Administrative expense                               3
                                                              Mortality and expense risk                       1,920
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,923
                                                                                                      ---------------

                                                          Net investment income                                3,885

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (14,232)
                                                          Net unrealized appreciation on
                                                               investments                                    32,083
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    21,736
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    74,494     $   124,730

Net increase (decrease) in net assets resulting from operations                               21,736         (46,549)

Capital shares transactions
   Net premiums                                                                                3,493              (1)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,603)         (2,342)
   Interfund and net transfers to general account                                             21,724          (1,344)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    23,614          (3,687)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       45,350         (50,236)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   119,844     $    74,494
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           132

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,372 shares (cost $104,850)          $   105,247        Dividend income                             $      835
                                                              Capital gains distributions                      2,750
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               3,585
                                                                                                      ---------------
Net assets                                 $   105,247    Expenses:
                                         --------------
                                                              Administrative expense                              17
                                                              Mortality and expense risk                         949
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 966
                                                                                                      ---------------

                                                          Net investment income                                2,619

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (18,084)
                                                          Net unrealized appreciation on
                                                               investments                                    17,038
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     1,573
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    73,646     $    89,543

Net increase (decrease) in net assets resulting from operations                                1,573         (62,393)

Capital shares transactions
   Net premiums                                                                                   (1)          8,768
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (943)         (5,092)
   Interfund and net transfers to general account                                             30,972          42,820
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               30,028          46,496
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       31,601         (15,897)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   105,247     $    73,646
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           133

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     9,034 shares (cost $101,530)           $   98,657        Dividend income                            $     1,903
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,903
                                                                                                      ---------------
Net assets                                  $   98,657    Expenses:
                                         --------------
                                                              Administrative expense                              15
                                                              Mortality and expense risk                       2,079
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,094
                                                                                                      ---------------

                                                          Net investment loss                                   (191)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (34,037)
                                                          Net unrealized appreciation on
                                                               investments                                    37,943
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     3,715
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    89,666     $   237,667

Net increase (decrease) in net assets resulting from operations                                3,715         (97,703)

Capital shares transactions
   Net premiums                                                                                2,079           1,975
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -            (613)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,726)         (7,532)
   Interfund and net transfers to general account                                              4,923         (44,128)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                     5,276         (50,298)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                        8,991        (148,001)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    98,657     $    89,666
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           134

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust Managed Bond Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     0 shares (cost $0)                       $      -        Dividend income                            $   170,147
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             170,147
                                                                                                      ---------------
Net assets                                    $      -    Expenses:
                                         --------------
                                                              Administrative expense                              84
                                                              Mortality and expense risk                      12,028
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              12,112
                                                                                                      ---------------

                                                          Net investment income                              158,035

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (179,744)
                                                          Net unrealized appreciation on
                                                               investments                                     7,327
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (14,382)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   658,616     $   730,031

Net decrease in net assets resulting from operations                                         (14,382)         (1,805)

Capital shares transactions
   Net premiums                                                                                3,110          13,955
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (895)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (20,312)        (21,011)
   Interfund and net transfers to general account                                           (626,137)        (62,554)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (644,234)        (69,610)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (658,616)        (71,415)
                                                                                      --------------- ---------------

Net assets at end of year                                                                  $       -     $   658,616
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           135

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust All-Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     0 shares (cost $0)                       $      -        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                    $      -    Expenses:
                                         --------------
                                                              Administrative expense                              72
                                                              Mortality and expense risk                      11,821
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              11,893
                                                                                                      ---------------

                                                          Net investment loss                                (11,893)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (473,570)
                                                          Net unrealized appreciation on
                                                               investments                                   413,875
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (71,588)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   706,488    $  2,156,412

Net decrease in net assets resulting from operations                                         (71,588)       (390,254)

Capital shares transactions
   Net premiums                                                                                4,170           9,543
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (6,833)        (26,258)
   Interfund and net transfers to general account                                           (632,237)     (1,042,955)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (634,900)     (1,059,670)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (706,488)     (1,449,924)
                                                                                      --------------- ---------------

Net assets at end of year                                                                  $       -     $   706,488
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           136

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,804 shares (cost $46,572)            $   48,543        Dividend income                            $    11,633
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              11,633
                                                                                                      ---------------
Net assets                                  $   48,543    Expenses:
                                         --------------
                                                              Administrative expense                             148
                                                              Mortality and expense risk                      13,211
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              13,359
                                                                                                      ---------------

                                                          Net investment loss                                 (1,726)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   68,244
                                                          Net unrealized appreciation on
                                                               investments                                     2,266
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    68,784
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,094,039     $   464,137

Net increase (decrease) in net assets resulting from operations                               68,784          (6,415)

Capital shares transactions
   Net premiums                                                                                   (1)              -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                        (8)              -
   Transfers of death benefits                                                               (45,768)              -
   Transfers of other terminations                                                            (4,240)        (11,675)
   Interfund and net transfers to general account                                         (1,064,263)        647,992
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,114,280)        636,317
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (1,045,496)        629,902
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    48,543    $  1,094,039
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           137

Midland National Life Insurance Company
Separate Account C
Van Kampen Life Investment Trust Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     11,948 shares (cost $182,824)         $   195,824        Dividend income                            $     2,770
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,770
                                                                                                      ---------------
Net assets                                 $   195,824    Expenses:
                                         --------------
                                                              Administrative expense                               8
                                                              Mortality and expense risk                       1,998
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,006
                                                                                                      ---------------

                                                          Net investment income                                  764

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (22,417)
                                                          Net unrealized appreciation on
                                                               investments                                    32,083
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    10,430
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    79,445     $    57,681

Net increase (decrease) in net assets resulting from operations                               10,430         (89,720)

Capital shares transactions
   Net premiums                                                                                4,500           8,775
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,053)         (2,441)
   Interfund and net transfers to general account                                            102,502         105,150
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              105,949         111,484
                                                                                      --------------- ---------------

Total increase in net assets                                                                 116,379          21,764
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   195,824     $    79,445
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           138

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     21,311 shares (cost $157,653)         $   164,309        Dividend income                            $     9,553
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               9,553
                                                                                                      ---------------
Net assets                                 $   164,309    Expenses:
                                         --------------
                                                              Administrative expense                              19
                                                              Mortality and expense risk                       2,490
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,509
                                                                                                      ---------------

                                                          Net investment income                                7,044

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                      307
                                                          Net unrealized appreciation on
                                                               investments                                    11,035
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    18,386
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    15,211     $   143,678

Net increase (decrease) in net assets resulting from operations                               18,386          (3,083)

Capital shares transactions
   Net premiums                                                                                2,414               1
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (948)         (1,284)
   Interfund and net transfers to general account                                            129,246        (124,101)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   130,712        (125,384)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      149,098        (128,467)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   164,309     $    15,211
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           139

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     181,392 shares (cost $2,212,408)     $  2,354,465        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  2,354,465    Expenses:
                                         --------------
                                                              Administrative expense                              79
                                                              Mortality and expense risk                      14,028
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              14,107
                                                                                                      ---------------

                                                          Net investment loss                                (14,107)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (56,418)
                                                          Net unrealized appreciation on
                                                               investments                                   280,572
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   210,047
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   174,359     $   376,592

Net increase (decrease) in net assets resulting from operations                              210,047        (325,469)

Capital shares transactions
   Net premiums                                                                               14,039         632,186
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (980)         (3,428)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (4,091)         (7,019)
   Interfund and net transfers to general account                                          1,961,091        (498,503)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,970,059         123,236
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    2,180,106        (202,233)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,354,465     $   174,359
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           140

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     29,597 shares (cost $244,070)         $   268,742        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   268,742    Expenses:
                                         --------------
                                                              Administrative expense                              27
                                                              Mortality and expense risk                       2,859
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,886
                                                                                                      ---------------

                                                          Net investment loss                                 (2,886)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                    7,990
                                                          Net unrealized appreciation on
                                                               investments                                    34,756
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    39,860
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    54,675     $   244,319

Net increase (decrease) in net assets resulting from operations                               39,860        (189,163)

Capital shares transactions
   Net premiums                                                                               42,083       1,190,012
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (978)         (4,275)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (2,019)           (802)
   Interfund and net transfers to general account                                            135,121      (1,185,416)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   174,207            (481)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      214,067        (189,644)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   268,742     $    54,675
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           141

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     10,288 shares (cost $105,358)         $   108,022        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   108,022    Expenses:
                                         --------------
                                                              Administrative expense                               1
                                                              Mortality and expense risk                         635
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 636
                                                                                                      ---------------

                                                          Net investment loss                                   (636)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                    (407)
                                                          Net unrealized appreciation on
                                                               investments                                     3,965
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     2,922
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     3,762     $    16,485

Net increase (decrease) in net assets resulting from operations                                2,922          (9,255)

Capital shares transactions
   Net premiums                                                                                1,080          (2,346)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (785)           (252)
   Interfund and net transfers to general account                                            101,043            (870)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   101,338          (3,468)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      104,260         (12,723)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   108,022     $     3,762
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           142

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,655 shares (cost $24,260)            $   16,730        Dividend income                             $      389
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 389
                                                                                                      ---------------
Net assets                                  $   16,730    Expenses:
                                         --------------
                                                              Administrative expense                               2
                                                              Mortality and expense risk                         350
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 352
                                                                                                      ---------------

                                                          Net investment income                                   37

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (7,260)
                                                          Net unrealized appreciation on
                                                               investments                                     9,742
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     2,519
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    19,894     $   138,157

Net increase (decrease) in net assets resulting from operations                                2,519         (17,446)

Capital shares transactions
   Net premiums                                                                                   (2)             41
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (667)         (1,263)
   Interfund and net transfers to general account                                             (5,014)        (99,595)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                               (5,683)       (100,817)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                  (3,164)       (118,263)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    16,730     $    19,894
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           143

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Adaptive Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,569,515 shares (cost $15,278,838)  $ 14,988,870        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $ 14,988,870    Expenses:
                                         --------------
                                                              Administrative expense                              30
                                                              Mortality and expense risk                     174,512
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                             174,542
                                                                                                      ---------------

                                                          Net investment loss                               (174,542)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (485,930)
                                                          Net unrealized appreciation on
                                                               investments                                 3,075,412
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  2,414,940
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  13,528,700   $  16,411,138

Net increase (decrease) in net assets resulting from operations                            2,414,940      (3,144,225)

Capital shares transactions
   Net premiums                                                                                  159       1,037,421
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                              (835,020)              -
   Transfers of other terminations                                                          (126,685)       (775,634)
   Interfund and net transfers to general account                                              6,776               -
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (954,770)        261,787
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,460,170      (2,882,438)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  14,988,870   $  13,528,700
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           144

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Chariot Absolute Return Currency Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2009                                 Year Ended December 31, 2009
Assets
 Investment in Portfolio,                            Investment income
   1,730,324 shares (cost $17,241,965) $ 17,095,601       Dividend income                             $      -
                                                          Capital gains distributions                        -
                                                                                                 --------------
Liabilities                                       -
                                      --------------
                                                                                                             -
                                                                                                 --------------
Net assets                             $ 17,095,601     Expenses
                                      --------------
                                                          Administrative expense                         3,222
                                                          Mortality and expense risk                   215,592
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                                                                       218,814
                                                                                                 --------------

                                                      Net investment loss                             (218,814)

                                                      Realized and unrealized gains
                                                      (losses) on investmnets
                                                      Net realized losses on investments               (68,957)
                                                      Net unrealized depreciation on
                                                           investments                                (146,364)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $  (434,135)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                      2009           2008

Net assets at beginning of year                                                        $      -       $      -

Net decrease in net assets resulting from operations                                   (434,135)             -

Capital shares transactions
   Net premiums                                                                         317,169              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                             (578,552)             -
   Transfers of death benefits                                                           (1,574)             -
   Transfers of other terminations                                                     (171,043)             -
   Interfund and net transfers to general account                                    17,963,736              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                      17,529,736              -
                                                                                  -------------- --------------

Total increase in net assets                                                         17,095,601              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $ 17,095,601       $      -
                                                                                  -------------- --------------

                      The accompanying notes are an integral part of these financial statements.

                                                           145

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
----------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons
        Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance
        Products Fund II, Fidelity Variable Insurance Products Fund III,
        American Century Variable Portfolios, Inc., MFS Variable Insurance
        Trust, Lord Abbett Series Fund, Inc., Alger American Fund, Calvert
        Variable Series, Inc., AIM Variable Insurance Funds, J.P. Morgan Series
        Trust II, Rydex Variable Trust ("Rydex"), ProFunds VP, Van Eck Worldwide
        Insurance Trust ("VE"), Janus Aspen Series ("JANUS"), PIMCO Variable
        Insurance Trust, Goldman Sachs Variable Insurance Trust, Neuberger
        Berman Advisors Management Trust, Premier VIT ("Premier"), Credit Suisse
        Trust ("CS"), the Dreyfus Variable Investment Fund, the Direxion
        Insurance Trust ("Direxion"), the Van Kampen Life Investment Trust, the
        Van Kampen Universal Institutional Funds, and the Northern Lights
        Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company
        Act of 1940, as directed by participants.

        The NLVT Adaptive Allocation Portfolio was introduced effective July 14,
        2009. All other portfolios have been in existence for more than two years.

        Effective June 1, 2007, the Alger American Fund Small Capitalization
        Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective December 1, 2007, the Rydex Dow 2x Strategy Fund, Rydex
        NASDAQ-100 2x Strategy Fund, Rydex S&P 500 2x Strategy Fund and Rydex
        Inverse Dow 2x Strategy Fund ceased to be available for new investment.
        All policyholders with money invested in these Investment Divisions as of the close of business on November 30, 2007, were able to make additional investments into the portfolio. However, all policyholders who redeemed or transferred completely out of these Investment Divisions after November 30, 2007, were no longer allowed to reinvest in this portfolio.

        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge.

        Effective May 1, 2009, the CS Global Small Cap Portfolio was renamed the
        CS International Equity Flex II Portfolio and the CS Large Cap Value
        Portfolio was renamed the CS U.S. Equity Flex II Portfolio.

        Effective December 8, 2009, the VE Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund
        and Direxion Evolution VP All-Cap Equity Fund were liquidated. The plans of liquidation and dissolution were approved by the Board of Trustees of
        Direxion Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Beginning in the year ended December 31, 2008, the Company adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities as issued by the
        Financial Accounting Standards Board (FASB). The FASB guidance on fair value measurements defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. Per the guidance, fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

              Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the
              Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

              Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary
              substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include
              corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the
              Separate Account.

              Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The
              Company does not hold any Level 3 securities in the Separate
              Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

                                                                          December 31, 2009
                                             ------------------------------------------------------------------------------
                                               Quoted prices           Significant           Significant
                                                 in active                other                 other
                                                markets for             observable            observable
                                              identical assets            inputs                inputs
Assets                                           (Level 1)              (Level 2)             (Level 2)        Total
                                             ------------------------------------------------------------------------------
Separate account assets                        $ 497,289,491             $ -                   $ -          $ 497,289,491
                                             ------------------------------------------------------------------------------

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the
        Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.
        Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events
        Effective April 16, 2010, the Premier NACM Small Cap Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policy owners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the
        Fidelity VIPF Money Market Portfolio.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio will be liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of the Janus Aspen Series. All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity VIPF Money Market Portfolio.

2.      Expenses

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the
                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2009 and 2008 were as follows:

                                                                 2009                                    2008
                                                  --------------------------------------  -----------------------------------
Portfolio                                           Purchases              Sales             Purchases           Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                          $ 38,634,544         $ 49,481,198        $57,407,226       $50,688,896
    High Income Portfolio                             34,337,451           23,252,911         12,532,318         8,669,490
    Equity-Income Portfolio                            6,948,835            6,667,052          3,802,791         6,878,141
    Growth Portfolio                                     713,553            1,438,691          1,308,906         6,384,667
    Overseas Portfolio                                 3,979,012            2,782,587          6,496,244         5,342,857
    Mid Cap Portfolio                                  1,086,819            2,096,168          3,992,142         4,712,587
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                              306,683              367,371          1,281,734         1,604,254
    Investment Grade Bond Portfolio                    5,346,140            4,142,174          5,248,124         5,362,717
    Index 500 Portfolio                                5,594,718            6,212,451          5,996,048         8,404,141
    Contrafund Portfolio                               2,758,203            5,925,631          7,807,428        10,512,198
    Asset Manager: Growth Portfolio                      289,738              245,967          1,798,816         2,114,504
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                   544,366              828,588          1,059,140         1,832,162
    Growth & Income Portfolio                            225,561              572,805            815,263         1,022,516
    Growth Opportunities Portfolio                       325,010              326,850          2,421,206         2,596,132
    Value Strategies Portfolio                         3,685,547            2,625,581            227,416           183,447
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                        483,935              777,230          1,140,237         1,112,596
    Capital Appreciation Fund                            695,640            1,015,278          6,552,709         9,569,870
    International Fund                                 2,048,210            3,745,837         10,956,197        11,220,331
    Value Fund                                         2,032,675            2,866,225          9,297,298         9,288,513
    Income & Growth Fund                                 247,099              820,848          1,111,108           753,024
    Inflation Protection Fund                          3,804,836            4,354,332         10,410,502         9,339,517
    Large Company Value Fund                             135,185              161,484            428,563           582,883
    Mid Cap Value Fund                                 1,396,057            1,412,720          3,679,247         2,986,942
    Ultra Fund                                         4,178,205              265,972          1,094,490         1,117,579
MFS Variable Insurance Trust
    Research Series                                       49,722              165,922            109,811           399,893
    Growth Series                                        300,774              440,609          1,138,413         1,865,234
    Investors Trust Series                               108,774              222,830            400,762           396,434
    New Discovery Series                               2,224,023            3,321,882          4,097,079         2,523,560
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                          1,170,887            2,159,525          1,832,203         2,974,191
    Mid-Cap Value Portfolio                            1,163,682            3,453,316          2,391,339         4,625,129
    International Portfolio                            3,291,538            3,351,489          6,498,543         4,906,434
Alger American Fund
    LargeCap Growth Portfolio                          2,267,397            2,170,779          4,113,524         5,254,448
    MidCap Growth Portfolio                            1,737,566            1,386,931          4,326,436         3,002,595
    Capital Appreciation Portfolio                       758,380            1,963,734          2,888,109         3,718,034
    SmallCap Growth Portfolio                             74,730              328,213            248,983         1,463,692
Calvert Variable Series, Inc.
    Social Mid Cap Portfolio                              79,724               80,508          1,715,604         1,674,800
    Social Equity Portfolio                              253,372              124,280          1,856,309         1,772,995
AIM Variable Insurance Funds
    Technology Fund                                      932,997              687,777            549,025           719,480
    Utilities Fund                                       428,992              856,863          1,969,094         4,779,779
    Financial Services Fund                              766,812            2,324,160          5,101,931         1,125,256
    Global Health Care Fund                            1,067,497              615,772            659,717           702,648
    Basic Value Fund                                     197,623               54,961            171,692           369,406
    Global Real Estate Fund                              526,855              193,843            171,461           307,930
    International Growth Fund                            654,594              382,551            489,460           807,450
    Mid Cap Core Equity Fund                             192,580              144,979            184,475           253,396
J.P. Morgan Series Trust II
    Bond Portfolio                                     2,573,876            2,844,963          2,955,133         2,401,626
    Small Company Portfolio                              398,738              310,378          2,287,876         2,283,460
Rydex Variable Trust
    Nova Fund                                             73,238              326,535            615,509         1,471,172
    NASDAQ-100 Fund                                    1,477,814            1,504,391          3,011,309         2,575,783
    U.S. Government Money Market Fund                  1,632,406            3,136,734          6,803,669         5,991,567
    Inverse S&P 500 Strategy Fund                      2,694,205            2,688,188          1,366,783         1,654,874
    Inverse NASDAQ-100 Strategy Fund                     694,945            2,494,719          2,371,881         1,700,856
    Inverse Government Long Bond Strategy Fund         1,203,294            1,098,251            292,843           846,165
    Sector Rotation Fund                                 454,617            2,308,274          2,483,452         1,019,808
    Government Long Bond 1.2x Strategy                   444,151            1,470,380          7,198,212         6,836,043
    Dow 2x Strategy Fund                                     571                  547              8,436            81,367
    NASDAQ-100 2x Strategy Fund                            1,917                1,906              9,522            62,181
    S&P 500 2x Strategy Fund                               7,204                7,288             12,036            53,970
    Inverse Dow 2x Strategy Fund                           3,088                3,162            109,650         2,144,896
ProFunds VP
    Access VP High Yield Fund                          4,728,909            4,056,809          1,962,507         1,469,561
    Asia 30                                           28,199,039           27,352,686         31,870,740        29,542,755
    Banks                                              4,118,499            4,127,691          2,867,467         2,696,991
    Basic Materials                                   11,764,634           10,497,453          2,110,233         1,609,205
    Bear                                              34,427,505           33,691,251         21,669,526        20,286,951
    Biotechnology                                      2,073,853            1,991,383          2,171,584         2,117,246
    Bull                                              26,883,722           23,063,794          3,576,144         3,458,387
    Consumer Goods                                       658,523              602,056            324,763           292,974
    Consumer Services                                    609,857              464,191             56,677            54,281
    Dow 30                                               384,475              316,853          2,084,229         2,040,305
    Emerging Markets                                  26,022,836           23,703,039          4,616,508         4,969,498
    Europe 30                                          2,966,738            2,592,751          1,499,313         1,509,400
    Falling U.S. Dollar                                  186,612              378,330            328,859            29,863
    Financials                                         2,079,304            2,387,261          1,336,992           859,108
    Health Care                                        1,897,446            2,177,343          2,041,142         1,505,403
    Industrials                                        1,530,499            1,398,013            288,176           239,255
    International                                        964,735              963,248            383,026           344,220
    Internet                                             864,317              721,490            188,258           145,973
    Japan                                              7,003,749            7,089,609          6,418,807         6,289,385
    Large-Cap Growth                                   1,171,520            1,297,867          4,863,960         4,539,307
    Large-Cap Value                                      377,690              524,758          1,181,813           927,587
    Mid-Cap                                            4,709,569            3,844,988          7,256,631         6,973,156
    Mid-Cap Growth                                     1,609,064            1,057,859          7,588,597         7,771,159
    Mid-Cap Value                                      1,055,458              977,967          3,561,953         3,634,220
    Money Market                                     538,781,947          544,761,537        187,372,690       162,708,406
    Oil & Gas                                         11,202,023            9,922,961          5,759,449         5,336,624
    NASDAQ-100                                        21,323,825           18,348,549          1,558,460         1,366,161
    Pharmaceuticals                                    1,105,671            1,053,111             34,507            35,721
    Precious Metals                                    9,195,408            7,322,217          4,766,939         4,700,963
    Real Estate                                        5,179,120            4,501,582            241,354           350,340
    Rising Rates Opportunity                           4,570,993            3,251,554            982,139           938,043
    Semiconductor                                      3,242,668            1,504,009             94,947            90,898
    Short Dow 30                                       1,716,093            1,454,246            295,911           264,185
    Short Emerging Markets                             6,097,692            5,941,870         18,005,068        18,105,743
    Short International                                  741,845              573,934            396,788           375,240
    Short Mid-Cap                                     15,214,313           14,259,527          1,415,156           787,233
    Short NASDAQ-100                                  36,159,036           34,656,886          3,266,638         2,694,652
    Short Small-Cap                                  145,469,809          142,621,407          4,151,934         3,261,886
    Small-Cap                                        127,485,734          125,608,022          4,738,975         4,458,812
    Small-Cap Growth                                   2,490,809            2,011,444          8,402,193         8,661,849
    Small-Cap Value                                    1,866,672            1,930,440          4,389,883         4,565,125
    Technology                                         1,903,840            1,352,857          1,290,290           948,554
    Telecommunications                                 5,105,037            3,532,481            537,223           394,898
    U.S. Government Plus                               3,345,298            3,170,683          2,182,617         2,039,268
    UltraBull                                        125,186,114          120,226,412          6,617,172         6,099,407
    UltraMid-Cap                                       8,009,072            7,903,693          2,677,205         2,066,335
    UltraNASDAQ-100                                   20,290,408           20,743,317         19,064,454        16,637,820
    UltraShort Dow 30                                 76,345,402           74,908,003         14,967,606        14,898,543
    UltraShort NASDAQ-100                            168,825,485          166,133,280         19,634,338        18,965,936
    UltraSmall-Cap                                   120,560,221          121,369,061          6,701,121         6,112,699
    Utilities                                          1,618,898            1,441,718            659,348           620,124
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                         8,370,620            7,139,016         14,294,717        12,457,044
    Worldwide Emerging Markets Fund                   15,850,306           14,623,609         10,687,408        10,745,716
    Worldwide Bond Fund                                1,358,013              668,263          9,476,152         8,832,362
    Worldwide Real Estate Fund                         1,380,815            3,580,235          1,755,531         1,556,517
Janus Aspen Series
    Growth and Income Portfolio                          177,359              247,446            153,224           350,105
PIMCO Variable Insurance Trust
    Total Return Portfolio                            24,018,835           22,298,061         25,424,809        21,579,444
    Low Duration Portfolio                            14,801,595            4,667,434          8,364,029         7,214,499
    High Yield Portfolio                              22,645,246           15,140,406          6,238,156         5,503,158
    Real Return Portfolio                             12,784,356            9,310,924         13,860,255        12,750,895
    All Asset Portfolio                                1,718,750            1,609,901          2,170,464         1,256,904
Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund                   1,752,218            1,949,623          2,820,529         2,713,385
    Growth and Income Fund                               179,341              226,045            127,791           150,154
    Mid Cap Value Fund                                 1,323,607              625,918          1,367,082           722,934
Neuberger Berman Advisors Management Trust
    SmallCap Growth Portfolio                          3,872,771            3,786,113          2,273,138         2,148,061
    Mid-Cap Growth Portfolio                             166,521            1,123,870          1,579,833           826,427
    Regency Portfolio                                  2,859,407            3,479,072          1,647,539         2,920,646
Premier VIT
    NACM Small Cap Portfolio                             512,372              183,704          1,397,889         1,024,632
    OpCap Renaissance Portfolio                                -                    -              2,439            11,218
Credit Suisse Trust
    International Equity Flex II Portfolio                17,506               48,864             62,258            20,266
    U.S. Equity Flex II Portfolio                         50,475               22,979             59,322            52,592
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                94,132               61,483            367,752           316,060
    International Value Portfolio                        421,416              416,331            131,305           147,942
Direxion Insurance Trust
    Managed Bond Fund                                    271,509              757,707            848,955           910,448
    All-Cap Equity Fund                                   90,664              737,457            671,799         1,642,920
    HY Bond Fund                                       6,014,065            7,130,070          1,879,594         1,241,960
Van Kampen Life Investment Trust
    Growth and Income Portfolio                          191,062               84,349            714,408           604,021
Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio                      369,531              231,775              5,289           128,669
    Emerging Markets Equity Portfolio                  2,628,581              672,630          1,459,095         1,153,834
    Mid Cap Growth Portfolio                             273,941              102,620          2,214,616         2,009,653
    U.S. Mid Cap Value Portfolio                         131,325               30,622             88,181            79,125
    U.S. Real Estate Portfolio                             8,404               14,048             64,913           150,780
Northern Lights Variable Trust
    Adaptive Allocation Portfolio                      1,001,989            2,131,301          1,677,948         1,551,090
    Chariot Absolute Return Currency Portfolio        33,098,257           15,787,334                  -                 -
                                                -----------------  -------------------  ----------------- -----------------
                                                 $ 1,937,463,580      $ 1,879,685,292      $ 771,644,164     $ 728,611,632
                                                -----------------  -------------------  ----------------- -----------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2009 and 2008 were as follows:

                                                                     2009                                   2008
                                                    --------------------------------------  ------------------------------------
                                                                             Net Increase/                         Net Increase/
Portfolio                                            Purchases       Sales     (Decrease)   Purchases      Sales     (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                             3,404,534    4,283,337    (878,803)   4,793,169    4,272,515     520,654
   High Income Portfolio                              2,522,683    1,801,862     720,821      915,348      574,680     340,668
   Equity-Income Portfolio                              735,496      669,090      66,406      242,819      352,336    (109,517)
   Growth Portfolio                                      52,440      110,341     (57,901)      77,891      332,165    (254,274)
   Overseas Portfolio                                   286,450      206,625      79,825      288,324      298,652     (10,328)
   Mid Cap Portfolio                                     74,308      146,633     (72,325)     117,975      268,434    (150,459)
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                               21,985       21,830         155       64,558      102,083     (37,525)
   Investment Grade Bond Portfolio                      355,285      295,099      60,186      399,723      409,660      (9,937)
   Index 500 Portfolio                                  563,059      629,573     (66,514)     443,786      550,172    (106,386)
   Contrafund Portfolio                                 194,800      436,624    (241,824)     391,777      510,480    (118,703)
   Asset Manager: Growth Portfolio                       30,104       19,332      10,772      136,044      152,376     (16,332)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                    45,995       79,393     (33,398)      60,516      143,934     (83,418)
   Growth & Income Portfolio                             18,385       47,055     (28,670)      23,793       63,275     (39,482)
   Growth Opportunities Portfolio                        41,057       41,940        (883)     202,864      227,975     (25,111)
   Value Strategies Portfolio                           417,772      290,734     127,038       14,848       17,966      (3,118)
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                         32,621       70,776     (38,155)      76,176       84,306      (8,130)
   Capital Appreciation Fund                             46,072       67,011     (20,939)     329,714      529,896    (200,182)
   International Fund                                   183,806      348,515    (164,709)     652,501      766,812    (114,311)
   Value Fund                                           141,460      250,629    (109,169)     511,734      698,585    (186,851)
   Income & Growth Fund                                  24,539      105,450     (80,911)     107,450       73,307      34,143
   Inflation Protection Fund                            341,831      402,495     (60,664)     926,192      859,845      66,347
   Large Company Value Fund                              16,203       23,492      (7,289)      40,669       63,436     (22,767)
   Mid Cap Value Fund                                   137,749      136,245       1,504      318,529      308,715       9,814
   Ultra Fund                                           497,267       41,421     455,846      111,054      131,371     (20,317)
MFS Variable Insurance Trust
   Research Series                                        4,290       17,561     (13,271)       8,559       31,448     (22,889)
   Growth Series                                         29,322       41,806     (12,484)      90,708      140,758     (50,050)
   Investors Trust Series                                11,719       25,594     (13,875)      31,112       39,563      (8,451)
   New Discovery Series                                 151,186      364,951    (213,765)     451,484      215,500     235,984
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                            132,225      221,645     (89,420)     144,912      233,007     (88,095)
   Mid-Cap Value Portfolio                              100,144      294,377    (194,233)     128,954      313,497    (184,543)
   International Portfolio                              270,998      294,306     (23,308)     413,583      325,437      88,146
Alger American Fund
   LargeCap Growth Portfolio                            294,934      270,692      24,242      408,710      542,925    (134,215)
   MidCap Growth Portfolio                              210,784      162,480      48,304      156,665      250,444     (93,779)
   Capital Appreciation Portfolio                        88,465      216,917    (128,452)     252,856      319,848     (66,992)
   SmallCap Growth Portfolio                              8,267       35,671     (27,404)      16,457      127,566    (111,109)
Calvert Variable Series, Inc.
   Social Mid Cap Portfolio                               8,986        9,187        (201)     136,160      142,271      (6,111)
   Social Equity Portfolio                               22,910       12,767      10,143      144,626      145,563        (937)
AIM Variable Insurance Funds
   Technology Fund                                      108,668       91,244      17,424       68,241       80,372     (12,131)
   Utilities Fund                                        30,566       66,733     (36,167)      98,048      285,506    (187,458)
   Financial Services Fund                              194,839      524,915    (330,076)     646,632      159,034     487,598
   Global Health Care Fund                              101,341       61,845      39,496       36,323       62,500     (26,177)
   Basic Value Fund                                      30,396        8,053      22,343       24,531       47,368     (22,837)
   Global Real Estate Fund                               69,268       26,583      42,685       15,799       30,893     (15,094)
   International Growth Fund                             78,162       48,322      29,840       45,554       74,145     (28,591)
   Mid Cap Core Equity Fund                              23,076       19,002       4,074       16,802       24,068      (7,266)
J.P. Morgan Series Trust II
   Bond Portfolio                                       240,679      299,987     (59,308)     248,713      234,793      13,920
   Small Company Portfolio                               44,258       36,589       7,669      178,480      199,511     (21,031)
Rydex Variable Trust
   Nova Fund                                             13,242       49,352     (36,110)      67,481      140,519     (73,038)
   NASDAQ-100 Fund                                      142,300      143,039        (739)     235,698      229,210       6,488
   U.S. Government Money Market Fund                    161,208      311,549    (150,341)     666,376      582,053      84,323
   Inverse S&P 500 Strategy Fund                        287,317      296,656      (9,339)     162,451      191,158     (28,707)
   Inverse NASDAQ-100 Strategy Fund                     113,379      387,008    (273,629)     368,709      253,707     115,002
   Inverse Government Long Bond Strategy Fund           181,889      162,991      18,898       37,518      102,413     (64,895)
   Sector Rotation Fund                                  46,657      234,393    (187,736)     177,336       84,378      92,958
   Government Long Bond 1.2x Strategy                    34,254      118,207     (83,953)     635,990      559,724      76,266
   Dow 2x Strategy Fund                                      21           21           -        1,812        9,299      (7,487)
   NASDAQ-100 2x Strategy Fund                              295          297          (2)       1,078        5,792      (4,714)
   S&P 500 2x Strategy Fund                               2,678        2,678           -        3,189        9,196      (6,007)
   Inverse Dow 2x Strategy Fund                             444          447          (3)      13,717      213,314    (199,597)
ProFunds VP
   Access VP High Yield Fund                            486,175      444,106      42,069      183,785      145,361      38,424
   Asia 30                                            2,890,561    2,914,540     (23,979)   2,570,960    2,377,725     193,235
   Banks                                              1,192,731    1,193,054        (323)     492,111      477,317      14,794
   Basic Materials                                    1,514,860    1,387,569     127,291      197,313      157,098      40,215
   Bear                                               3,064,677    3,061,401       3,276    2,042,109    1,925,065     117,044
   Biotechnology                                        209,406      202,394       7,012      188,021      182,637       5,384
   Bull                                               3,671,665    3,171,887     499,778      432,285      430,976       1,309
   Consumer Goods                                        70,024       63,684       6,340       31,723       31,983        (260)
   Consumer Services                                     76,513       58,909      17,604        7,235        7,212          23
   Dow 30                                                47,742       40,548       7,194      189,129      185,747       3,382
   Emerging Markets                                   4,052,184    3,767,772     284,412      570,335      554,020      16,315
   Europe 30                                            404,373      355,236      49,137      137,606      141,851      (4,245)
   Falling U.S. Dollar                                   19,415       41,440     (22,025)      36,036        2,914      33,122
   Financials                                           466,721      528,515     (61,794)     206,935      135,696      71,239
   Health Care                                          221,244      249,585     (28,341)     210,573      149,418      61,155
   Industrials                                          218,311      202,419      15,892       30,304       30,634        (330)
   International                                        147,466      147,174         292       57,128       54,845       2,283
   Internet                                              96,627       81,712      14,915       18,939       16,105       2,834
   Japan                                              1,296,684    1,326,514     (29,830)     860,199      815,673      44,526
   Large-Cap Growth                                     150,539      169,390     (18,851)     461,876      461,904         (28)
   Large-Cap Value                                       55,452       83,855     (28,403)     127,352       97,765      29,587
   Mid-Cap                                              732,834      623,272     109,562      938,289      937,264       1,025
   Mid-Cap Growth                                       202,941      135,750      67,191      795,798      859,024     (63,226)
   Mid-Cap Value                                        146,796      137,549       9,247      412,149      424,453     (12,304)
   Money Market                                      54,386,451   54,900,012    (513,561)  18,366,352   15,902,633   2,463,719
   Oil & Gas                                          1,245,728    1,151,632      94,096      466,256      454,608      11,648
   NASDAQ-100                                         2,441,698    2,100,128     341,570      167,131      163,010       4,121
   Pharmaceuticals                                      117,414      111,157       6,257        4,034        4,161        (127)
   Precious Metals                                    1,068,788      863,203     205,585      497,475      474,978      22,497
   Real Estate                                          867,001      771,252      95,749       32,314       45,622     (13,308)
   Rising Rates Opportunity                             708,170      501,933     206,237      122,430      113,741       8,689
   Semiconductor                                        491,784      250,583     241,201       11,395       11,391           4
   Short Dow 30                                         140,049      141,429      (1,380)      28,382       24,200       4,182
   Short Emerging Markets                               581,295      576,979       4,316    1,642,239    1,642,056         183
   Short International                                   58,239       38,972      19,267       26,648       25,514       1,134
   Short Mid-Cap                                      1,359,569    1,340,099      19,470      127,618       77,564      50,054
   Short NASDAQ-100                                   4,060,675    4,033,303      27,372      307,368      261,089      46,279
   Short Small-Cap                                   15,190,062   15,061,537     128,525      359,031      283,045      75,986
   Small-Cap                                         20,271,477   20,111,277     160,200      724,859      718,182       6,677
   Small-Cap Growth                                     369,100      300,790      68,310    1,296,528    1,307,505     (10,977)
   Small-Cap Value                                      294,470      306,130     (11,660)     734,588      722,548      12,040
   Technology                                           230,072      169,167      60,905      150,954      116,333      34,621
   Telecommunications                                   639,294      453,879     185,415       54,675       44,959       9,716
   U.S. Government Plus                                 256,467      254,291       2,176      179,919      168,250      11,669
   UltraBull                                         29,405,102   28,345,166   1,059,936    1,023,746    1,031,156      (7,410)
   UltraMid-Cap                                       2,002,660    1,968,507      34,153      428,488      389,839      38,649
   UltraNASDAQ-100                                    4,090,931    4,193,403    (102,472)   2,362,714    2,041,839     320,875
   UltraShort Dow 30                                  7,960,632    7,910,185      50,447    1,165,369    1,158,758       6,611
   UltraShort NASDAQ-100                             17,905,471   17,879,793      25,678    1,526,135    1,499,118      27,017
   UltraSmall-Cap                                    43,911,028   43,928,279     (17,251)   1,459,121    1,413,860      45,261
   Utilities                                            175,280      158,676      16,604       56,935       60,552      (3,617)
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                           357,109      296,495      60,614      367,685      420,215     (52,530)
   Worldwide Emerging Markets Fund                      920,328      766,304     154,024      339,202      407,293     (68,091)
   Worldwide Bond Fund                                   88,990       46,128      42,862      657,474      628,900      28,574
   Worldwide Real Estate Fund                            81,678      280,680    (199,002)     103,841       88,100      15,741
Janus Aspen Series
   Growth and Income Portfolio                           19,845       26,409      (6,564)      12,808       23,669     (10,861)
PIMCO Variable Insurance Trust
   Total Return Portfolio                             1,711,097    1,782,480     (71,383)   2,030,431    1,840,803     189,628
   Low Duration Portfolio                             1,268,696      423,274     845,422      776,965      681,201      95,764
   High Yield Portfolio                               2,140,496    1,475,386     665,110      578,015      494,670      83,345
   Real Return Portfolio                              1,027,644      767,349     260,295    1,131,070    1,050,311      80,759
   All Asset Portfolio                                  175,508      172,260       3,248      206,770      130,759      76,011
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                     256,882      281,275     (24,393)     363,928      369,973      (6,045)
   Growth and Income Fund                                23,232       26,469      (3,237)      11,883       13,854      (1,971)
   Mid Cap Value Fund                                   146,389       71,400      74,989      117,486       67,105      50,381
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                            605,098      558,691      46,407      225,830      229,241      (3,411)
   Mid-Cap Growth Portfolio                              18,520      124,147    (105,627)     127,583       64,369      63,214
   Regency Portfolio                                    342,231      441,950     (99,719)     195,941      255,526     (59,585)
Premier VIT
   NACM Small Cap Portfolio                              76,027       26,381      49,646      119,329       93,756      25,573
   OpCap Renaissance Portfolio                                -            -           -            1        1,104      (1,103)
Credit Suisse Trust
   International Equity Flex II Portfolio                 3,741        9,680      (5,939)       7,629        3,635       3,994
   U.S. Equity Flex II Portfolio                          6,227        3,261       2,966        4,806        5,305        (499)
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                10,167        8,116       2,051       33,942       32,318       1,624
   International Value Portfolio                         51,269       53,112      (1,843)      11,593       19,988      (8,395)
Direxion Insurance Trust
   Managed Bond Fund                                     10,279       76,800     (66,521)      82,152       89,346      (7,194)
   All-Cap Equity Fund                                   13,624      115,262    (101,638)      60,756      179,437    (118,681)
   HY Bond Fund                                         721,679      844,226    (122,547)     213,713      133,435      80,278
Van Kampen Life Investment Trust
   Growth and Income Portfolio                           24,309       12,656      11,653       76,396       70,529       5,867
Van Kampen Universal Institutional Funds
   Emerging Markets Debt Portfolio                       32,487       20,053      12,434          166       11,377     (11,211)
   Emerging Markets Equity Portfolio                    272,486       75,660     196,826      104,284      101,961       2,323
   Mid Cap Growth Portfolio                              32,182       12,217      19,965      197,173      208,747     (11,574)
   U.S. Mid Cap Value Portfolio                          15,523        3,658      11,865        7,482        8,351        (869)
   U.S. Real Estate Portfolio                             1,484        2,595      (1,111)       5,286       15,761     (10,475)
Northern Lights
   Adaptive Allocation Portfolio                        136,514      259,972    (123,458)     183,310      151,039      32,271
   Chariot Absolute Return Currency Portfolio         3,330,527    1,579,038   1,751,489            -            -           -
                                                   ------------- ------------ -----------  ----------- ------------ -----------
                                                    259,012,184  254,236,788   4,775,396   70,258,542   66,851,032   3,407,510
                                                   ------------- ------------ -----------  ----------- ------------ -----------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                      December 31                               Year Ended December 31
                                       -------------------------------------------  ----------------------------------------------
                                                     Unit Fair Value                Investment Expense Ratio       Total Return
                                                       Lowest to                    Income     Lowest to           Lowest to
                                          Units         Highest       Net Assets    Ratio*     Highest**           Highest***
                                       ------------  --------------- -------------  -------- ---------------  --------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2009                             1,685,381   $9.83 to 14.78   $19,608,907     0.78%   0.95% to 1.55%   -2.30% to -0.23%
        2008                             2,564,184   10.03 to 14.89   $30,455,561     3.31%   0.95% to 1.55%    -0.08% to 2.04%
        2007                             2,043,530   10.01 to 14.66   $23,737,231     5.74%   0.95% to 1.55%    2.34% to 4.21%
        2006                             1,249,223   9.78 to 14.13    $14,116,225     5.12%   0.95% to 1.55%    1.98% to 3.89%
        2005                               994,761   9.59 to 13.52    $11,197,198     3.23%   0.95% to 1.55%    0.60% to 2.06%

    High Income Portfolio
        2009                             1,515,346   10.97 to 16.83   $24,085,137    10.39%   0.95% to 1.55%   39.51% to 42.11%
        2008                               794,525   7.85 to 11.86     $8,923,331     6.01%   0.95% to 1.55%  -27.22% to -25.85%
        2007                               453,857   10.77 to 16.03    $6,821,157     6.36%   0.95% to 1.55%    -0.30% to 1.57%
        2006                               743,506   10.79 to 15.82   $11,094,651     8.79%   0.95% to 1.55%    7.97% to 9.93%
        2005                               554,283   10.04 to 14.42    $7,633,404    14.78%   0.95% to 1.55%    -0.11% to 1.35%

    Equity-Income Portfolio
        2009                               881,909   8.09 to 24.45    $12,618,276     2.15%   0.95% to 1.55%   25.73% to 28.66%
        2008                               815,503   6.43 to 19.04     $9,566,380     2.23%   0.95% to 1.55%  -44.84% to -43.55%
        2007                               925,020   11.61 to 33.78   $20,839,681     1.82%   0.95% to 1.55%    -1.94% to 0.34%
        2006                               845,708   11.84 to 33.64   $21,533,997     3.18%   0.95% to 1.55%   16.10% to 18.78%
        2005                               766,252   11.61 to 28.39   $19,079,671     1.66%   0.95% to 1.55%    2.82% to 4.58%

    Growth Portfolio
        2009                               447,386   7.59 to 20.25     $7,956,046     0.40%   0.95% to 1.55%   24.62% to 26.76%
        2008                               505,288   6.09 to 16.01     $6,988,256     0.66%   0.95% to 1.55%  -48.69% to -47.81%
        2007                               759,562   11.88 to 30.74   $19,372,697     0.76%   0.95% to 1.55%   23.33% to 25.46%
        2006                               728,962   9.63 to 24.56    $16,227,378     0.40%   0.95% to 1.55%    3.77% to 5.54%
        2005                               907,879   9.28 to 23.24    $19,624,890     0.50%   0.95% to 1.55%    2.75% to 4.51%

    Overseas Portfolio
        2009                               791,309   9.52 to 18.26    $11,518,915     2.00%   0.95% to 1.55%   22.18% to 25.03%
        2008                               711,484   7.77 to 14.63     $8,477,770     2.58%   0.95% to 1.55%  -45.76% to -44.49%
        2007                               721,812   14.31 to 26.41   $15,664,550     3.16%   0.95% to 1.55%   13.29% to 15.94%
        2006                               604,242   12.66 to 22.83   $11,507,143     0.64%   0.95% to 1.55%   14.03% to 16.67%
        2005                               399,144   11.33 to 19.61    $6,875,690     0.54%   0.95% to 1.55%   15.97% to 17.66%

    Mid Cap Portfolio
        2009                               419,705   10.54 to 19.53    $7,290,350     0.56%   0.95% to 1.55%   35.15% to 38.43%
        2008                               492,030   8.24 to 14.25     $6,206,550     0.37%   0.95% to 1.55%  -41.61% to -40.18%
        2007                               642,489   13.92 to 24.06   $13,552,658     0.78%   0.95% to 1.55%   11.52% to 14.24%
        2006                               631,730   12.32 to 21.28   $11,741,995     0.31%   0.95% to 1.55%    8.70% to 11.35%
        2005                               631,853   16.20 to 19.30   $10,562,367     0.00%   0.95% to 1.55%   14.94% to 16.90%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2009                               122,618   10.68 to 20.17    $2,168,447     2.32%   0.95% to 1.55%   25.71% to 27.54%
        2008                               122,462   8.70 to 15.84     $1,801,191     2.40%   0.95% to 1.55%  -30.60% to -29.58%
        2007                               159,987   12.14 to 22.54    $3,373,611     6.03%   0.95% to 1.55%   12.43% to 14.08%
        2006                               197,867   10.76 to 19.79    $3,709,259     2.75%   0.95% to 1.55%    4.60% to 6.12%
        2005                               240,797   10.66 to 18.70    $4,256,029     2.86%   0.95% to 1.55%    1.33% to 2.80%

    Investment Grade Bond Portfolio
        2009                               575,631   10.77 to 19.99    $9,061,004     8.44%   0.95% to 1.55%   12.39% to 14.38%
        2008                               515,445   9.58 to 17.52     $7,439,169     4.31%   0.95% to 1.55%   -5.99% to -4.38%
        2007                               525,382   10.28 to 18.37    $8,235,997     3.90%   0.95% to 1.55%    1.35% to 3.10%
        2006                               460,227   10.21 to 17.85    $7,301,026     3.98%   0.95% to 1.55%    2.05% to 3.17%
        2005                               470,274   11.20 to 17.35    $7,493,318     3.83%   0.95% to 1.55%    -0.17% to 0.93%

    Index 500 Portfolio
        2009                             1,959,465   8.49 to 25.42    $24,814,080     2.28%   0.95% to 1.55%   21.83% to 25.11%
        2008                             2,025,979   6.97 to 20.36    $21,069,140     2.02%   0.95% to 1.55%  -39.39% to -37.76%
        2007                             2,132,365   11.50 to 32.78   $37,472,471     3.45%   0.95% to 1.55%    1.44% to 4.18%
        2006                             2,088,561   11.34 to 31.53   $38,168,761     1.51%   0.95% to 1.55%   11.39% to 14.35%
        2005                             1,636,538   10.17 to 27.63   $30,237,864     1.62%   0.95% to 1.55%    1.83% to 3.57%

    Contrafund Portfolio
        2009                               975,009   9.76 to 31.23    $20,217,408     1.19%   0.95% to 1.55%   31.93% to 34.19%
        2008                             1,216,833   7.94 to 23.34    $18,210,919     0.88%   0.95% to 1.55%  -44.20% to -43.23%
        2007                             1,335,536   14.14 to 41.18   $36,545,523     0.84%   0.95% to 1.55%   14.22% to 16.19%
        2006                             1,436,539   12.30 to 35.52   $34,707,617     1.20%   0.95% to 1.55%    8.56% to 10.40%
        2005                             1,220,355   11.26 to 32.24   $29,711,825     0.24%   0.95% to 1.55%   13.61% to 15.55%

    Asset Manager: Growth Portfolio
        2009                                88,402   10.16 to 19.32    $1,408,607     1.54%   0.95% to 1.55%   29.79% to 31.16%
        2008                                77,630   7.83 to 14.74     $1,026,358     1.79%   0.95% to 1.55%  -37.25% to -36.55%
        2007                                93,962   12.47 to 23.29    $1,973,554     4.95%   0.95% to 1.55%   16.18% to 17.47%
        2006                               107,395   10.72 to 19.86    $1,982,332     2.62%   0.95% to 1.55%    4.55% to 5.73%
        2005                               138,323   10.25 to 18.82    $2,472,510     2.38%   0.95% to 1.55%    1.47% to 2.59%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2009                               257,723   9.94 to 14.97     $3,433,604     1.73%   0.95% to 1.55%   33.43% to 37.02%
        2008                               291,121   7.45 to 10.96     $2,823,637     1.55%   0.95% to 1.55%  -36.49% to -34.77%
        2007                               374,539   11.73 to 16.83    $5,600,880     3.22%   0.95% to 1.55%    4.85% to 7.69%
        2006                               358,350   11.18 to 15.65    $5,186,380     1.81%   0.95% to 1.55%    7.50% to 10.49%
        2005                               316,126   10.40 to 14.21    $4,240,580     2.38%   0.95% to 1.55%    3.39% to 4.53%

    Growth & Income Portfolio
        2009                               201,122   9.12 to 14.36     $2,616,283     0.97%   0.95% to 1.55%   24.44% to 25.82%
        2008                               229,792   7.32 to 11.45     $2,421,840     1.13%   0.95% to 1.55%  -43.28% to -42.45%
        2007                               269,274   12.86 to 19.92    $4,995,965     1.79%   0.95% to 1.55%    9.19% to 10.79%
        2006                               319,002   11.73 to 18.02    $5,359,635     0.90%   0.95% to 1.55%   10.62% to 11.84%
        2005                               369,609   10.60 to 16.15    $5,679,533     1.52%   0.95% to 1.55%    5.23% to 6.39%

    Growth Opportunities Portfolio
        2009                               174,495   8.06 to 10.74     $1,675,468     0.45%   0.95% to 1.55%   42.51% to 44.09%
        2008                               175,378    5.87 to 6.71     $1,171,472     0.38%   0.95% to 1.55%  -56.05% to -55.56%
        2007                               200,489   11.09 to 15.13    $3,021,779     0.00%   0.95% to 1.55%   20.40% to 21.74%
        2006                               218,250   11.09 to 14.06    $2,714,338     0.72%   0.95% to 1.55%    2.95% to 4.11%
        2005                               264,400   10.76 to 11.98    $3,163,766     0.92%   0.95% to 1.55%     6.48%to 7.65%

    Value Strategies Portfolio
        2009                               151,697   8.87 to 10.25     $1,505,118     0.50%   0.95% to 1.55%   53.43% to 55.67%
        2008                                24,659    5.76 to 6.59       $157,512     0.52%   0.95% to 1.55%  -52.45% to -51.75%
        2007                                27,777   12.07 to 13.65      $370,267     2.22%   0.95% to 1.55%    2.93% to 4.44%
        2006                                14,096   11.68 to 13.07      $180,357     0.32%   0.95% to 1.55%   13.70% to 14.85%
        2005                                11,666   11.27 to 11.38      $131,147     0.00%   0.95% to 1.55%    0.33% to 0.58%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2009                               158,823   9.98 to 15.17     $1,995,242     4.90%   0.95% to 1.55%   11.68% to 14.39%
        2008                               196,978   8.82 to 13.32     $2,148,308     2.58%   0.95% to 1.55%  -22.97% to -21.09%
        2007                               205,108   11.30 to 16.96    $2,926,118     2.01%   0.95% to 1.55%    1.46% to 3.94%
        2006                               193,087   10.98 to 16.39    $2,721,274     3.25%   0.95% to 1.55%    7.21% to 8.57%
        2005                               169,557   10.22 to 15.17    $2,280,885     1.74%   0.95% to 1.55%    2.20% to 3.95%

    Capital Appreciation Fund
        2009                               161,705   12.36 to 19.01    $2,759,551     0.79%   0.95% to 1.55%   33.49% to 35.78%
        2008                               182,644   9.74 to 14.07     $2,329,054     0.00%   0.95% to 1.55%  -47.60% to -46.69%
        2007                               382,826   17.83 to 26.51    $8,347,632     0.00%   0.95% to 1.55%   41.97% to 44.42%
        2006                               163,486   13.09 to 18.44    $2,790,968     0.00%   0.95% to 1.55%   14.12% to 16.07%
        2005                               147,338   11.47 to 15.96    $2,250,330     0.00%   0.95% to 1.55%   18.88% to 20.91%

    International Fund
        2009                               813,543   10.31 to 15.42   $10,987,454     1.84%   0.95% to 1.55%   29.36% to 32.37%
        2008                               978,252   7.94 to 11.73    $10,065,494     0.71%   0.95% to 1.55%  -46.67% to -45.42%
        2007                             1,092,563   14.91 to 21.64   $20,396,600     0.58%   0.95% to 1.55%   14.13% to 16.80%
        2006                             1,202,610   12.99 to 18.66   $19,319,478     1.50%   0.95% to 1.55%   20.89% to 23.52%
        2005                             1,121,081   10.71 to 15.21   $14,670,145     0.79%   0.95% to 1.55%   10.16% to 12.04%

    Value Fund
        2009                             1,022,258   8.76 to 19.16    $13,211,320     5.08%   0.95% to 1.55%   15.49% to 18.59%
        2008                             1,131,427   7.55 to 16.22    $12,574,284     2.48%   0.95% to 1.55%  -29.40% to -27.50%
        2007                             1,318,278   10.66 to 22.46   $20,368,762     1.55%   0.95% to 1.55%   -8.68% to -6.21%
        2006                             1,327,624   11.62 to 24.02   $22,186,291     1.19%   0.95% to 1.55%   14.24% to 17.37%
        2005                             1,073,252   10.13 to 20.53   $15,891,584     0.67%   0.95% to 1.55%    2.38% to 3.87%

    Income & Growth Fund
        2009                                94,650   7.83 to 11.70       $991,592     3.45%   0.85% to 1.55%   13.61% to 16.66%
        2008                               175,561   6.94 to 10.13     $1,510,279     1.83%   0.85% to 1.55%  -37.05% to -35.35%
        2007                               141,418   11.61 to 15.83    $1,998,046     1.81%   0.85% to 1.55%   -2.46% to -1.38%
        2006                               150,359   12.26 to 14.87    $2,183,446     1.67%   0.85% to 1.55%   14.06% to 15.71%
        2005                               156,040   10.17 to 12.88    $1,976,669     1.94%   0.95% to 1.55%    2.05% to 3.53%

    Inflation Protection Fund
        2009                               707,493   10.66 to 11.71    $8,066,463     1.57%   0.85% to 1.55%    6.93% to 9.20%
        2008                               768,157   9.97 to 10.72     $8,064,948     5.30%   0.85% to 1.55%   -4.56% to -2.53%
        2007                               701,810   10.42 to 11.00    $7,601,435     4.70%   0.85% to 1.55%    6.52% to 8.47%
        2006                               422,129   9.79 to 10.14     $4,238,722     2.60%   0.85% to 1.55%    -0.50% to 0.80%
        2005                                 7,715   9.97 to 10.06        $77,284     2.94%   0.95% to 1.55%    0.29% to 0.56%

    Large Company Value Fund
        2009                                37,424    7.39 to 8.93       $320,721     3.67%   0.85% to 1.55%   16.13% to 18.78%
        2008                                44,713    6.83 to 7.52       $326,009     2.83%   0.85% to 1.55%  -39.09% to -38.01%
        2007                                67,480   11.42 to 12.13      $799,171     0.53%   0.85% to 1.55%   -3.99% to -2.28%
        2006                                60,938   11.86 to 12.41      $743,780     0.01%   0.85% to 1.55%   17.41% to 18.64%
        2005                                10,919   10.27 to 10.46      $113,823     3.51%   0.95% to 1.55%    3.45% to 4.59%

    Mid Cap Value Fund
        2009                                41,457   10.62 to 11.98      $474,488     3.27%   0.85% to 1.55%   26.66% to 28.58%
        2008                                39,953    8.78 to 9.32       $360,095     0.07%   0.85% to 1.55%  -26.34% to -25.23%
        2007                                30,139   11.39 to 12.46      $367,775     0.63%   0.85% to 1.55%   -4.56% to -3.35%
        2006                                21,030   11.90 to 12.89      $267,706     0.79%   0.85% to 1.55%   17.91% to 19.02%
        2005                                 3,795   10.27 to 10.46       $40,885     1.09%   0.95% to 1.55%    7.22% to 8.27%

    Ultra Fund
        2009                               490,633    8.10 to 8.89     $4,260,026     0.01%   0.85% to 1.55%   30.16% to 33.25%
        2008                                34,787    6.26 to 6.67       $223,797     0.00%   0.85% to 1.55%  -43.21% to -42.20%
        2007                                55,104   11.01 to 11.55      $619,200     0.00%   0.85% to 1.55%   17.61% to 19.69%
        2006                                 7,722    9.34 to 9.70        $73,873     0.00%   0.85% to 1.55%   -4.89% to -4.27%
        2005                                13,475   10.02 to 10.08      $135,615     0.00%   0.95% to 1.55%    0.21% to 0.81%

   MFS Variable Insurance Trust
    Research Series
        2009                                61,313   10.62 to 11.59      $704,512     1.32%   0.95% to 1.40%   27.56% to 28.97%
        2008                                74,583    7.82 to 8.99       $664,908     0.57%   0.95% to 1.40%  -37.56% to -36.86%
        2007                                97,472   12.51 to 14.23    $1,377,476     0.65%   0.95% to 1.40%   10.63% to 11.86%
        2006                               133,728   11.30 to 12.72    $1,696,625     0.48%   0.95% to 1.40%    7.97% to 9.09%
        2005                               163,438   10.46 to 11.67    $1,904,433     0.44%   0.95% to 1.40%    5.39% to 6.56%

    Growth Series
        2009                               144,138   10.56 to 14.92    $1,736,135     0.26%   0.95% to 1.40%   34.54% to 36.03%
        2008                               156,622   7.93 to 11.08     $1,394,097     0.21%   0.95% to 1.40%  -38.82% to -38.14%
        2007                               206,672   12.96 to 14.61    $2,983,687     0.00%   0.95% to 1.40%   18.41% to 19.73%
        2006                               275,180   10.95 to 12.17    $3,331,261     0.00%   0.95% to 1.40%    5.49% to 6.55%
        2005                               321,093   10.38 to 11.55    $3,658,112     0.00%   0.95% to 1.40%    6.72% to 7.90%

    Investors Trust Series
        2009                                44,492   10.44 to 11.39      $484,098     1.42%   0.95% to 1.40%   23.99% to 25.36%
        2008                                58,367    8.15 to 9.08       $507,003     0.86%   0.95% to 1.40%  -34.61% to -33.89%
        2007                                66,818   12.87 to 13.74      $877,160     0.82%   0.95% to 1.40%    7.79% to 8.99%
        2006                                83,070   11.55 to 14.49    $1,002,513     0.46%   0.95% to 1.40%   10.35% to 11.69%
        2005                                90,789   10.46 to 11.29      $983,202     0.52%   0.95% to 1.40%    4.86% to 6.01%

    New Discovery Series
        2009                               171,399   9.84 to 21.00     $2,730,531     0.00%   0.95% to 1.40%   59.06% to 61.38%
        2008                               385,164   6.19 to 13.05     $3,124,597     0.00%   0.95% to 1.40%  -40.96% to -40.09%
        2007                               149,180   10.48 to 21.82    $2,897,525     0.00%   0.95% to 1.40%    -0.19% to 1.28%
        2006                               172,674   10.50 to 21.58    $3,301,036     0.00%   0.95% to 1.40%   10.67% to 11.81%
        2005                               198,635   9.65 to 19.33     $3,468,007     0.00%   0.95% to 1.40%    2.91% to 4.04%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2009                               353,470   8.57 to 14.19     $4,188,450     0.88%   0.95% to 1.40%   16.08% to 17.77%
        2008                               442,890   7.35 to 12.10     $4,443,941     1.39%   0.95% to 1.40%  -37.94% to -37.02%
        2007                               530,985   11.79 to 19.30    $8,648,953     1.30%   0.95% to 1.40%    0.97% to 2.45%
        2006                               498,240   11.31 to 18.93    $8,238,862     1.28%   0.95% to 1.40%   11.66% to 12.93%
        2005                               484,687   10.12 to 16.36    $7,029,244     0.97%   0.95% to 1.40%    1.16% to 2.27%

    Mid-Cap Value Portfolio
        2009                               649,370   7.79 to 19.25     $8,803,053     0.43%   0.95% to 1.40%   22.56% to 25.42%
        2008                               843,603   6.34 to 15.42     $9,213,430     1.18%   0.95% to 1.40%  -41.30% to -39.93%
        2007                             1,028,146   10.78 to 25.79   $18,972,002     0.44%   0.95% to 1.40%   -2.65% to -0.38%
        2006                             1,081,769   11.10 to 26.00   $20,205,528     0.62%   0.95% to 1.40%    8.76% to 11.19%
        2005                               990,923   10.18 to 23.50   $17,624,110     0.50%   0.95% to 1.40%    5.40% to 7.20%

    International Portfolio
        2009                               933,514   9.59 to 18.63    $14,038,945     1.55%   0.95% to 1.40%   43.14% to 46.47%
        2008                               956,822   6.68 to 12.81     $9,797,112     0.64%   0.95% to 1.40%  -53.09% to -51.99%
        2007                               868,676   14.22 to 26.86   $18,245,167     1.07%   0.95% to 1.40%    1.42% to 3.74%
        2006                               604,646   13.98 to 25.76   $11,995,450     0.65%   0.95% to 1.40%   25.76% to 27.87%
        2005                               132,106   11.00 to 18.01    $1,794,133     0.00%   0.95% to 1.40%   23.33% to 25.44%

   Alger American Fund
    LargeCap Growth Portfolio
        2009                             1,267,487   6.76 to 13.57    $12,048,320     0.62%   0.95% to 1.40%   42.86% to 46.18%
        2008                             1,243,245    4.65 to 9.35     $8,174,886     0.23%   0.95% to 1.40%  -47.89% to -46.67%
        2007                             1,377,460   8.75 to 17.38    $16,684,566     0.35%   0.95% to 1.40%   16.09% to 18.81%
        2006                             1,266,890   7.40 to 14.97    $13,115,819     0.11%   0.95% to 1.40%    1.90% to 4.17%
        2005                               858,105   7.13 to 14.47     $8,175,898     0.21%   0.95% to 1.40%    9.39% to 10.98%

    MidCap Growth Portfolio
        2009                               697,907   8.27 to 13.91     $6,861,016     0.00%   0.95% to 1.40%   46.85% to 50.27%
        2008                               649,603    5.62 to 9.35     $4,259,638     0.16%   0.95% to 1.40%  -59.70% to -58.75%
        2007                               743,382   13.76 to 23.26   $11,743,356     4.66%   0.95% to 1.40%   27.33% to 30.31%
        2006                               635,555   10.63 to 17.97    $7,711,018     0.00%   0.95% to 1.40%    6.74% to 9.08%
        2005                               533,733   9.78 to 16.59     $5,892,219     0.00%   0.95% to 1.40%    7.23% to 8.79%

    Capital Appreciation Portfolio
        2009                               478,909   8.09 to 17.76     $4,441,117     0.00%   0.95% to 1.40%   47.52% to 49.68%
        2008                               607,361   5.43 to 12.21     $4,155,821     0.00%   0.95% to 1.40%  -46.44% to -45.66%
        2007                               674,353   10.04 to 22.28    $8,498,018     0.00%   0.95% to 1.40%   30.35% to 32.27%
        2006                               442,733   7.62 to 17.01     $4,039,989     0.00%   0.95% to 1.40%   16.48% to 18.18%
        2005                               450,044   6.48 to 11.64     $3,306,488     0.00%   0.95% to 1.40%   11.74% to 13.37%

    SmallCap Growth Portfolio
        2009                               202,347   7.72 to 14.94     $1,868,807     0.00%   0.85% to 1.45%   41.07% to 44.13%
        2008                               229,751   5.38 to 12.75     $1,499,453     0.00%   0.85% to 1.45%  -48.01% to -47.11%
        2007                               340,860   10.22 to 24.74    $4,424,080     0.00%   0.85% to 1.45%   14.16% to 16.13%
        2006                               362,386   8.84 to 21.19     $4,086,459     0.00%   0.85% to 1.45%   16.94% to 18.87%
        2005                               318,223   7.47 to 14.20     $2,904,163     0.00%   0.95% to 1.40%   13.83% to 15.78%

    Social Mid Cap Portfolio
        2009                                52,408   8.86 to 10.33       $509,286     0.00%   0.95% to 1.40%   28.89% to 30.77%
        2008                                52,609    6.85 to 7.90       $394,188     0.00%   0.95% to 1.40%  -38.69% to -37.79%
        2007                                58,720   11.13 to 12.70      $713,931     0.00%   0.95% to 1.40%    7.54% to 9.12%
        2006                                22,996   10.31 to 11.64      $255,320     0.00%   0.95% to 1.40%    4.56% to 5.91%
        2005                                11,837   9.84 to 10.99       $123,445     0.00%   0.95% to 1.40%   -1.71% to -0.53%

    Social Equity Portfolio
        2009                                55,736   10.02 to 11.46      $602,724     0.44%   0.95% to 1.40%   31.08% to 32.99%
        2008                                45,593    7.61 to 8.62       $372,791     0.00%   0.95% to 1.40%  -37.32% to -36.40%
        2007                                46,530   12.09 to 13.55      $600,055     0.00%   0.95% to 1.40%    7.37% to 8.94%
        2006                                40,666   11.22 to 12.44      $483,891     0.00%   0.95% to 1.40%    7.88% to 9.03%
        2005                                23,375   10.40 to 11.41      $247,884     0.09%   0.95% to 1.40%    2.94% to 3.56%

   AIM Variable Insurance Funds
    Technology Fund
        2009                                90,840   8.83 to 13.88       $882,841     0.00%   0.95% to 1.40%   53.67% to 55.91%
        2008                                73,416    5.75 to 6.55       $455,864     0.00%   0.95% to 1.40%  -45.83% to -45.03%
        2007                                85,547   10.61 to 11.97      $961,984     0.00%   0.95% to 1.40%    5.14% to 6.68%
        2006                                26,981   10.09 to 11.34      $289,421     0.00%   0.95% to 1.40%    8.23% to 9.42%
        2005                                14,406   9.48 to 10.33       $139,987     0.00%   0.95% to 1.40%    0.11% to 1.21%

    Utilities Fund
        2009                                80,134   12.10 to 17.89    $1,224,229     3.90%   0.95% to 1.40%   11.14% to 13.84%
        2008                               116,301   10.74 to 15.87    $1,565,196     1.48%   0.95% to 1.40%  -34.59% to -33.00%
        2007                               303,759   16.20 to 24.30    $6,135,773     2.07%   0.95% to 1.40%   17.65% to 19.50%
        2006                               252,748   13.70 to 20.23    $4,339,663     3.79%   0.95% to 1.40%   22.49% to 24.24%
        2005                               218,949   11.14 to 16.60    $2,971,253     3.38%   0.95% to 1.40%   14.47% to 15.73%

    Financial Services Fund
        2009                               253,216    4.59 to 5.98     $1,374,884     2.08%   0.95% to 1.40%   23.23% to 26.22%
        2008                               583,292    3.68 to 4.77     $2,526,025     6.64%   0.95% to 1.40%  -60.79% to -59.83%
        2007                                95,694   9.25 to 11.78     $1,001,234     2.04%   0.95% to 1.40%  -24.34% to -22.96%
        2006                                84,044   12.14 to 14.34    $1,147,269     1.80%   0.95% to 1.40%   13.30% to 15.37%
        2005                                60,203   10.63 to 12.43      $723,185     1.43%   0.95% to 1.40%    3.40% to 4.91%

    Global Health Care Fund
        2009                               137,785   10.47 to 13.23    $1,581,165     0.40%   0.95% to 1.40%   24.65% to 26.47%
        2008                                98,289    8.40 to 9.33       $891,597     0.00%   0.95% to 1.40%  -30.32% to -29.30%
        2007                               124,466   12.05 to 13.25    $1,609,472     0.00%   0.95% to 1.40%    9.19% to 10.79%
        2006                               291,241   11.04 to 13.63    $3,414,611     0.00%   0.95% to 1.40%    2.79% to 4.22%
        2005                               197,687   10.74 to 13.17    $2,239,972     0.00%   0.95% to 1.40%    5.59% to 7.13%

    Basic Values Fund
        2009                                24,083    6.77 to 7.25       $169,843     2.07%   0.85% to 1.45%   42.51% to 44.89%
        2008                                 1,740    4.75 to 4.97         $8,510     0.05%   0.85% to 1.45%  -53.62% to -52.84%
        2007                                24,577   10.25 to 10.53      $258,682     0.69%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Global Real Estate Fund
        2009                                54,643    7.74 to 8.32       $433,573     0.00%   0.85% to 1.45%   26.97% to 29.08%
        2008                                11,958    6.17 to 6.45        $75,360     3.43%   0.85% to 1.45%  -46.42% to -45.58%
        2007                                27,052   11.54 to 11.89      $317,227    12.65%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    International Growth Fund
        2009                                49,466    8.93 to 9.67       $460,795     0.92%   0.85% to 1.45%   30.53% to 32.84%
        2008                                19,626    6.94 to 7.28       $139,997     0.25%   0.85% to 1.45%  -42.31% to -41.46%
        2007                                48,217   12.09 to 12.43      $594,141     0.67%   0.85% to 1.45%   12.00% to 12.68%
        2006                                 9,134   10.99 to 11.03      $100,464     1.76%   0.85% to 1.45%    9.90% to 10.30%

    Mid Cap Core Equity Fund
        2009                                18,068   9.46 to 10.11       $175,170     1.03%   0.85% to 1.45%   25.77% to 27.41%
        2008                                13,994    7.51 to 7.84       $107,545     1.08%   0.85% to 1.45%  -30.41% to -30.06%
        2007                                21,260   10.93 to 11.20      $235,811     0.10%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

   J.P. Morgan Series Trust II
    Bond Portfolio
        2009                               552,938   8.18 to 10.25     $5,314,582     6.36%   0.95% to 1.40%    1.70% to 3.86%
        2008                               612,246    8.04 to 9.87     $5,700,481     8.89%   0.95% to 1.40%  -18.49% to -16.75%
        2007                               598,326   9.87 to 11.86     $6,732,587     7.16%   0.95% to 1.40%    -1.14% to 0.36%
        2006                               563,408   10.14 to 11.81    $6,330,747     3.64%   0.95% to 1.40%    1.59% to 3.14%
        2005                               352,160   9.97 to 11.45     $3,847,233     2.71%   0.95% to 1.40%    0.38% to 1.84%

    Small Company Portfolio
        2009                                78,175   8.13 to 14.01       $843,217     0.69%   0.95% to 1.40%   18.66% to 21.42%
        2008                                70,506   6.84 to 11.65       $643,237     0.21%   0.95% to 1.40%  -34.17% to -32.63%
        2007                                91,537   10.39 to 17.47    $1,210,599     0.01%   0.95% to 1.40%   -8.70% to -6.57%
        2006                                93,749   11.38 to 19.13    $1,364,533     0.00%   0.95% to 1.40%   11.21% to 13.89%
        2005                                81,286   10.21 to 13.25    $1,046,207     0.00%   0.95% to 1.40%    0.72% to 2.44%

   Rydex Variable Trust
    Nova Fund
        2009                                26,471    7.19 to 8.04       $204,652     0.58%   0.95% to 1.40%   32.23% to 34.16%
        2008                                62,581    5.32 to 5.99       $365,183     0.24%   0.95% to 1.40%  -55.56% to -54.91%
        2007                               135,619   11.92 to 17.59    $1,777,904     2.04%   0.95% to 1.40%    -1.29% to 0.16%
        2006                                51,136   12.03 to 17.47      $668,932     1.49%   0.95% to 1.40%   16.88% to 18.17%
        2005                                33,937   10.29 to 11.23      $378,434     0.29%   0.95% to 1.40%    1.86% to 2.99%

    NASDAQ-100 Fund
        2009                                21,314   11.06 to 14.79      $262,149     0.00%   0.95% to 1.40%   48.40% to 50.56%
        2008                                22,053    7.12 to 9.92       $176,810     0.17%   0.95% to 1.40%  -43.30% to -42.46%
        2007                                15,565   12.65 to 14.55      $217,537     0.09%   0.95% to 1.40%   15.01% to 16.70%
        2006                                 9,955   10.96 to 12.47      $121,670     0.00%   0.95% to 1.40%    3.59% to 4.79%
        2005                                28,678   10.57 to 11.90      $330,607     0.00%   0.95% to 1.40%    -0.93% to 0.23%

    U.S. Gov't Money Market Fund
        2009                                79,752   8.89 to 10.41       $791,751     0.02%   0.85% to 1.45%   -3.34% to -0.89%
        2008                               230,093   9.16 to 10.50     $2,296,079     0.82%   0.85% to 1.45%    -2.30% to 0.18%
        2007                               145,770   9.33 to 10.48     $1,483,977     8.83%   0.85% to 1.45%    0.76% to 2.85%
        2006                               165,366   9.26 to 10.19     $1,658,965     3.57%   0.85% to 1.45%    1.79% to 2.83%
        2005                                31,496    9.51 to 9.91       $302,179     3.89%   0.95% to 1.40%    -0.05% to 1.05%

    Inverse S&P 500 Strategy Fund
        2009                               144,010    5.66 to 8.46       $973,618     0.00%   0.95% to 1.40%  -29.02% to -28.23%
        2008                               153,349   7.85 to 11.91     $1,441,637     0.73%   0.95% to 1.40%   36.21% to 37.93%
        2007                               182,056    5.76 to 8.73     $1,246,814     4.93%   0.95% to 1.40%   -1.38% to -0.13%
        2006                               157,517    5.84 to 8.12     $1,084,903     9.69%   0.95% to 1.40%   -9.21% to -8.38%
        2005                                82,799    6.57 to 8.91       $625,625     0.00%   0.95% to 1.40%   -2.29% to -1.71%

    Inverse NASDAQ-100 Strategy Fund
        2009                                79,390    3.82 to 6.72       $350,956     0.03%   0.95% to 1.40%  -41.27% to -40.65%
        2008                               353,019   6.40 to 12.09     $2,605,403     0.56%   0.95% to 1.40%   44.80% to 46.62%
        2007                               238,017    4.42 to 7.89     $1,214,853     3.21%   0.95% to 1.40%  -13.22% to -12.13%
        2006                               208,961    5.09 to 9.07     $1,218,459     7.25%   0.95% to 1.40%   -3.26% to -2.48%
        2005                               155,500    5.37 to 6.04       $930,436     0.00%   0.95% to 1.40%    -0.28% to 0.32%

    Inverse Government Long Bond Strategy Fund
        2009                                30,043    6.56 to 7.53       $206,205     0.00%   0.95% to 1.40%   16.99% to 18.28%
        2008                                11,145    5.60 to 6.43        $66,006     0.19%   0.95% to 1.40%  -31.63% to -30.87%
        2007                                76,040    8.15 to 9.40       $644,345     5.18%   0.95% to 1.40%   -6.46% to -5.42%
        2006                                61,292   8.46 to 10.05       $551,726     4.20%   0.95% to 1.40%    4.44% to 7.13%
        2005                                58,952    8.10 to 9.48       $493,205     0.00%   0.95% to 1.40%   -8.35% to -6.13%

    Sector Rotation Fund
        2009                                41,937   10.57 to 12.68      $508,417     0.03%   0.95% to 1.40%   24.71% to 26.09%
        2008                               229,673   8.47 to 10.06     $2,252,357     0.00%   0.95% to 1.40%  -42.03% to -41.30%
        2007                               136,715   14.59 to 17.13    $2,303,664     0.00%   0.95% to 1.40%   20.06% to 21.58%
        2006                               140,146   12.12 to 14.09    $1,947,239     0.00%   0.95% to 1.40%    9.50% to 10.34%
        2005                                11,086   12.63 to 12.77      $140,761     0.00%   0.95% to 1.40%   12.08% to 12.64%

    Government Long Bond 1.2x Strategy
        2009                                 7,784   10.11 to 10.81       $80,187     0.74%   0.95% to 1.40%   -32.90% to-32.19%
        2008                                91,737   15.05 to 15.94    $1,432,811     2.68%   0.95% to 1.40%   41.98% to 43.49%
        2007                                15,471   10.61 to 11.11      $166,732     7.61%   0.95% to 1.40%    7.59% to 8.73%
        2006                                 3,918   9.86 to 10.22        $39,663     2.87%   0.95% to 1.40%   -6.45% to -4.04%
        2005                                 3,858   10.54 to 10.65       $40,972     2.72%   0.95% to 1.40%    5.37% to 6.52%

    Dow 2x Strategy Fund
        2009                                     -         -                   $0     0.00%   0.85% to 1.45%          n/a
        2008                                     -         -                   $0     0.00%   0.85% to 1.45%          n/a
        2007                                 7,487   12.13 to 12.45       $92,271     0.00%   0.85% to 1.45%    6.11% to 6.44%
        2006                                10,619   11.56 to 11.65      $123,294     0.15%   0.85% to 1.45%   15.60% to 16.50%

    NASDAQ-100 2x Strategy Fund
        2009                                   204    7.23 to 7.23         $1,477     0.00%   0.85% to 1.45%          n/a
        2008                                   206    3.38 to 3.38           $694     0.00%   0.85% to 1.45%        -73.23%
        2007                                 4,920   12.56 to 12.83       $62,621     0.00%   0.85% to 1.45%   24.95% to 26.16%
        2006                                11,676   10.05 to 10.13      $117,882     0.08%   0.85% to 1.45%    0.50% to 1.30%

    S&P 500 2x Strategy Fund
        2009                                 1,336    4.93 to 4.93         $6,580     0.00%   0.85% to 1.45%        -42.73%
        2008                                 1,336    3.45 to 3.45         $4,611     0.00%   0.85% to 1.45%        -68.77%
        2007                                 7,343   10.98 to 11.26       $81,498     0.00%   0.85% to 1.45%   -2.31% to -0.88%
        2006                                 1,654   11.24 to 11.32       $18,607     1.80%   0.85% to 1.45%   12.40% to 13.20%

    Inverse Dow 2x Strategy Fund
        2009                                   444        6.47             $2,877     0.00%   0.85% to 1.45%          n/a
        2008                                   447       11.91             $5,287     0.00%   0.85% to 1.45%          n/a
        2007                               200,044    7.49 to 7.67     $1,499,992     0.00%   0.85% to 1.45%  -11.67% to -10.40%
        2006                               449,359    8.48 to 8.56     $3,811,981     2.95%   0.85% to 1.45%  -15.20% to -14.40%

   ProFunds VP
    Access VP High Yield Fund
        2009                               212,610   10.78 to 11.45    $2,338,651     6.18%   0.85% to 1.45%   13.52% to 14.03%
        2008                               170,541    9.46 to 9.76     $1,626,885    10.27%   0.85% to 1.45%   -7.56% to -7.01%
        2007                               132,117   10.23 to 10.36    $1,359,264     8.34%   0.85% to 1.45%         2.32%
        2006                                33,761   10.06 to 10.11      $340,470     2.16%   0.85% to 1.45%    0.60% to 1.10%

    Asia 30
        2009                               319,585   11.33 to 12.37    $3,857,475     0.78%   0.85% to 1.45%   49.42% to 52.21%
        2008                               343,564    7.74 to 8.13     $2,732,456     0.86%   0.85% to 1.45%  -52.36% to -51.46%
        2007                               150,329   16.24 to 16.74    $2,480,188     0.10%   0.85% to 1.45%   43.14% to 45.83%
        2006                                50,295   11.34 to 11.48      $576,421     0.01%   0.85% to 1.45%   13.40% to 14.80%

    Banks
        2009                                15,345    3.58 to 3.78        $56,946     7.38%   0.85% to 1.45%   -7.08% to -6.19%
        2008                                15,668    3.83 to 4.02        $61,364    25.00%   0.85% to 1.45%  -48.21% to -48.21%
        2007                                   874        7.55             $6,601     5.26%   0.85% to 1.45%        -33.71%
        2006                                   537       10.68             $5,728     0.01%   0.85% to 1.45%         6.80%

    Basic Materials
        2009                               210,561    9.02 to 9.85     $1,992,679     0.42%   0.85% to 1.45%   56.47% to 59.88%
        2008                                83,270    5.77 to 6.11       $493,004     0.89%   0.85% to 1.45%  -52.91% to -52.17%
        2007                                43,055   12.44 to 12.80      $539,535     0.12%   0.85% to 1.45%   28.17% to 28.69%
        2006                                 2,610    9.89 to 9.92        $25,826     0.00%   0.85% to 1.45%   -1.10% to -0.80%

    Bear
        2009                               126,631    8.41 to 9.24     $1,124,150     0.47%   0.85% to 1.45%  -30.49% to -28.98%
        2008                               123,355   12.17 to 12.88    $1,548,508     0.40%   0.85% to 1.45%   35.85% to 37.28%
        2007                                 6,311    9.14 to 9.30        $58,119     4.20%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Biotechnology
        2009                                15,930   9.56 to 10.19       $156,845     0.00%   0.85% to 1.45%    0.65% to 2.02%
        2008                                 8,918   9.54 to 10.02        $86,875     0.00%   0.85% to 1.45%    -0.88% to 0.42%
        2007                                 3,534    9.76 to 9.98        $34,638     0.00%   0.85% to 1.45%   -3.80% to -3.65%
        2006                                   138   10.15 to 10.16        $1,405     0.00%   0.85% to 1.45%    1.50% to 1.60%

    Bull
        2009                               519,948    7.65 to 8.31     $4,146,270     0.15%   0.85% to 1.45%   20.37% to 21.88%
        2008                                20,170    6.45 to 6.67       $132,884     0.00%   0.85% to 1.45%  -39.21% to -39.12%
        2007                                18,861   10.80 to 10.86      $204,524     0.14%   0.85% to 1.45%    0.83% to 0.98%
        2006                                39,957   10.71 to 10.79      $429,651     0.00%   0.85% to 1.45%    7.10% to 7.90%

    Consumer Goods
        2009                                 6,786   9.52 to 10.04        $65,359     1.38%   0.85% to 1.45%          n/a
        2008                                   446    8.04 to 8.22         $3,617    30.37%   0.85% to 1.45%          n/a
        2007                                   706   11.44 to 11.51        $8,087     0.59%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Consumer Services
        2009                                17,944    7.85 to 8.50       $145,921     0.00%   0.85% to 1.45%        27.51%
        2008                                   340    6.40 to 6.42         $2,185     0.00%   0.85% to 1.45%  -33.22% to -33.12%
        2007                                   317    9.58 to 9.60         $3,046     0.00%   0.85% to 1.45%  -10.70% to -10.57%
        2006                                   132   10.73 to 10.74        $1,405     0.00%   0.85% to 1.45%    7.30% to 7.40%

    Dow 30
        2009                                11,767    8.38 to 9.11       $101,032     1.48%   0.85% to 1.45%          n/a
        2008                                 4,573    7.61 to 7.83        $35,724     0.53%   0.85% to 1.45%          n/a
        2007                                 1,191       12.41            $14,782     0.07%   0.85% to 1.45%        10.41%
        2006                                 7,995   11.21 to 11.27       $89,881     0.00%   0.85% to 1.45%   12.10% to 12.70%

    Emerging Markets
        2009                               418,832    7.58 to 7.96     $3,280,242     0.09%   0.85% to 1.45%   58.11% to 59.86%
        2008                               134,420    4.90 to 4.96       $663,484     0.03%   0.85% to 1.45%  -51.09% to -51.09%
        2007                               118,105       10.08         $1,190,766     0.00%   0.85% to 1.45%          n/a

    Europe 30
        2009                                54,984    7.79 to 8.48       $449,017     4.38%   0.85% to 1.45%   28.06% to 30.26%
        2008                                 5,847    6.19 to 6.48        $37,067     2.28%   0.85% to 1.45%  -45.80% to -44.87%
        2007                                10,092   11.42 to 11.75      $116,830     7.48%   0.85% to 1.45%   11.01% to 12.81%
        2006                                 7,425   10.30 to 10.41       $77,028     0.04%   0.85% to 1.45%    3.00% to 4.10%

    Falling U.S. Dollar
        2009                                11,097    9.29 to 9.49       $103,909     1.06%   0.85% to 1.45%    1.12% to 1.37%
        2008                                33,122    9.17 to 9.28       $303,931     0.01%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Financials
        2009                                74,722    4.58 to 4.86       $346,750     2.40%   0.85% to 1.45%   11.66% to 13.41%
        2008                               136,516    4.09 to 4.28       $563,595     1.61%   0.85% to 1.45%  -52.06% to -51.89%
        2007                                65,277    8.54 to 8.71       $559,738     1.82%   0.85% to 1.45%        -21.32%
        2006                                 6,933   10.91 to 11.00       $75,657     0.00%   0.85% to 1.45%    9.10% to 10.00%

    Health Care
        2009                               133,041    9.38 to 9.78     $1,255,925     0.63%   0.85% to 1.45%   16.08% to 17.42%
        2008                               161,382    7.92 to 8.42     $1,308,798     0.32%   0.85% to 1.45%  -26.61% to -26.36%
        2007                               100,227   10.91 to 11.24    $1,103,880     0.00%   0.85% to 1.45%         3.67%
        2006                                 7,016   10.63 to 10.69       $74,635     0.00%   0.85% to 1.45%    6.30% to 6.90%

    Industrials
        2009                                19,078    7.31 to 7.91       $144,527     0.66%   0.85% to 1.45%   20.31% to 21.82%
        2008                                 3,186    6.21 to 6.42        $19,828     0.28%   0.85% to 1.45%  -42.31% to -41.58%
        2007                                 3,516   10.77 to 11.08       $38,054     0.00%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    International
        2009                                 2,575    6.36 to 6.51        $16,690     0.04%   0.85% to 1.45%          n/a
        2008                                 2,283    5.25 to 5.34        $12,099    28.31%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Internet
        2009                                35,335   9.69 to 10.39       $355,848     0.00%   0.85% to 1.45%   71.70% to 73.68%
        2008                                20,420    5.64 to 5.82       $115,647     0.00%   0.85% to 1.45%  -46.52% to -45.95%
        2007                                17,586   10.58 to 10.89      $186,420     1.62%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Japan
        2009                                35,331    5.63 to 5.85       $202,206     1.26%   0.85% to 1.45%         8.25%
        2008                                65,161    4.88 to 5.29       $344,642    10.78%   0.85% to 1.45%        -41.96%
        2007                                20,635    9.11 to 9.16       $188,086    20.73%   0.85% to 1.45%  -11.81% to -11.50%
        2006                                15,982   10.25 to 10.36      $165,495     0.00%   0.85% to 1.45%    2.50% to 3.60%

    Large-Cap Growth
        2009                                27,406    8.46 to 9.14       $242,991     0.00%   0.85% to 1.45%   25.52% to 27.42%
        2008                                46,257    6.79 to 7.07       $324,839     0.00%   0.85% to 1.45%  -37.27% to -36.67%
        2007                                46,285   10.90 to 11.21      $514,296     0.00%   0.85% to 1.45%         4.88%
        2006                                 2,895       10.62            $30,738     0.00%   0.85% to 1.45%         6.20%

    Large-Cap Value
        2009                                 9,387    7.07 to 7.46        $68,585     0.15%   0.85% to 1.45%   17.04% to 17.33%
        2008                                37,790    6.20 to 6.26       $235,542     1.33%   0.85% to 1.45%  -41.68% to -41.53%
        2007                                 8,203   10.66 to 10.75       $87,644     0.43%   0.85% to 1.45%   -1.80% to -1.40%
        2006                                26,930   10.81 to 10.91      $292,871     0.00%   0.85% to 1.45%    8.10% to 9.10%

    Mid-Cap
        2009                               110,587    7.68 to 7.97       $868,706     0.00%   0.85% to 1.45%          n/a
        2008                                 1,025    6.00 to 6.00         $6,152     1.01%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Mid-Cap Growth
        2009                                75,328    8.24 to 8.85       $649,763     0.00%   0.85% to 1.45%   34.10% to 35.71%
        2008                                 8,137    6.18 to 6.38        $51,504     0.00%   0.85% to 1.45%  -40.12% to -39.97%
        2007                                71,363   10.38 to 10.71      $752,104     0.00%   0.85% to 1.45%    9.36% to 9.52%
        2006                                 2,318    9.67 to 9.68        $22,439     0.00%   0.85% to 1.45%   -3.30% to -3.20%

    Mid-Cap Value
        2009                                21,898    7.57 to 8.17       $173,569     1.23%   0.85% to 1.45%   26.62% to 28.41%
        2008                                12,651    5.99 to 6.22        $77,820     0.00%   0.85% to 1.45%  -38.34% to -37.56%
        2007                                24,955   9.73 to 10.01       $247,603     1.86%   0.85% to 1.45%   -2.18% to -1.04%
        2006                                 3,903   9.96 to 10.04        $39,179     0.04%   0.85% to 1.45%    -0.40% to 0.40%

    Money Market
        2009                             3,131,362   9.32 to 10.24    $30,776,897     0.04%   0.85% to 1.45%   -3.60% to -1.26%
        2008                             3,644,923   9.73 to 10.37    $36,756,488     0.47%   0.85% to 1.45%   -2.69% to -0.47%
        2007                             1,181,204   10.03 to 10.42   $12,092,204     6.23%   0.85% to 1.45%    0.17% to 2.31%
        2006                                99,346   10.03 to 10.17    $1,002,360     3.25%   0.85% to 1.45%    0.30% to 1.70%

    Oil & Gas
        2009                               273,281    8.87 to 9.62     $2,486,236     0.00%   0.85% to 1.45%   11.58% to 13.72%
        2008                               179,185    6.78 to 8.38     $1,449,233     0.00%   0.85% to 1.45%  -38.97% to -37.92%
        2007                               167,537   13.13 to 13.50    $2,224,050     0.00%   0.85% to 1.45%   28.93% to 29.97%
        2006                                 5,479   10.28 to 10.33       $56,387     0.00%   0.85% to 1.45%    2.80% to 3.30%

    NASDAQ-100
        2009                               358,797   9.25 to 10.14     $3,472,874     0.00%   0.85% to 1.45%   47.15% to 49.00%
        2008                                17,227    6.41 to 6.63       $111,549     0.00%   0.85% to 1.45%        -44.25%
        2007                                13,106   11.55 to 11.85      $151,767     0.00%   0.85% to 1.45%        15.34%
        2006                                 5,715   10.16 to 10.21       $58,096     0.00%   0.85% to 1.45%    1.60% to 2.10%

    Pharmaceuticals
        2009                                 7,417    9.44 to 9.94        $73,029     1.69%   0.85% to 1.45%   14.52% to 14.70%
        2008                                 1,160    8.61 to 8.65        $10,002     1.52%   0.85% to 1.45%  -21.15% to -21.03%
        2007                                 1,287   10.92 to 10.95       $14,064     2.96%   0.85% to 1.45%         0.38%
        2006                                   223       10.91             $2,437     0.01%   0.85% to 1.45%         9.10%

    Precious Metals
        2009                               320,379    8.77 to 9.57     $2,934,499     1.08%   0.85% to 1.45%   30.86% to 33.25%
        2008                               114,794    6.78 to 7.12       $796,192     3.33%   0.85% to 1.45%  -32.88% to -31.83%
        2007                                92,297   10.18 to 10.44      $953,254     1.84%   0.85% to 1.45%   19.24% to 20.14%
        2006                                 6,556    8.60 to 8.64        $56,464     0.00%   0.85% to 1.45%  -14.00% to -13.60%

    Real Estate
        2009                                97,817    6.38 to 6.97       $646,329    10.60%   0.85% to 1.45%   23.99% to 25.49%
        2008                                 2,068    5.43 to 5.26        $11,083     0.00%   0.85% to 1.45%  -43.06% to -42.37%
        2007                                15,376    9.21 to 9.42       $142,186     1.79%   0.85% to 1.45%   -21.81 to -21.13%
        2006                                11,739   11.87 to 11.95      $139,592     1.09%   0.85% to 1.45%    18.70 to 19.50%

    Rising Rates Opportunity
        2009                               221,982    6.40 to 6.94     $1,487,884     0.31%   0.85% to 1.45%   28.41% to 29.70%
        2008                                15,745    5.03 to 5.23        $81,177     3.69%   0.85% to 1.45%  -39.97% to -39.14%
        2007                                 7,056    8.41 to 8.65        $60,495    64.55%   0.85% to 1.45%   -7.04% to -6.66%
        2006                                 2,270    9.25 to 9.27        $20,989     0.03%   0.85% to 1.45%   -7.50% to -7.30%

    Semiconductor
        2009                               241,377    7.04 to 7.69     $1,785,948     0.00%   0.85% to 1.45%          n/a
        2008                                   176        4.64               $816     0.00%   0.85% to 1.45%          n/a
        2007                                   172        9.48             $1,633     0.00%   0.85% to 1.45%         4.81%
        2006                                 4,950    9.02 to 9.06        $44,681     0.00%   0.85% to 1.45%   -9.80% to -9.40%

    Short Dow 30
        2009                                 2,802    7.65 to 8.17        $22,342     0.00%   0.85% to 1.45%        -27.42%
        2008                                 4,182   10.67 to 11.02       $45,384     0.44%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Short Emerging Markets
        2009                                 4,499    6.27 to 6.37        $28,600     0.00%   0.85% to 1.45%        -50.11%
        2008                                   183   12.70 to 12.70        $2,322     0.16%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Short International
        2009                                20,401    9.31 to 9.59       $191,873     0.00%   0.85% to 1.45%  -32.17% to -32.00%
        2008                                 1,134   13.72 to 13.76       $15,593     0.02%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Short Mid-Cap
        2009                                69,524    7.42 to 8.14       $542,722     0.89%   0.85% to 1.45%  -37.68% to -36.39%
        2008                                50,054   12.01 to 12.69      $614,579     0.11%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Short NASDAQ-100
        2009                                92,336    6.72 to 7.38       $653,427     1.27%   0.85% to 1.45%  -42.76% to -41.57%
        2008                                64,964   11.86 to 12.52      $787,309     0.32%   0.85% to 1.45%   44.50% to 44.72%
        2007                                18,685    8.45 to 8.62       $160,943     3.48%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Short Small-Cap
        2009                               205,275    7.54 to 8.28     $1,622,914     1.10%   0.85% to 1.45%  -34.77% to -33.41%
        2008                                76,750   11.66 to 12.32      $914,786     0.40%   0.85% to 1.45%        20.83%
        2007                                   764        9.90             $7,560     4.16%   0.85% to 1.45%         1.78%
        2006                                 5,483    9.73 to 9.80        $53,546     0.00%   0.85% to 1.45%   -2.70% to -2.00%

    Small-Cap
        2009                               169,877    7.13 to 7.74     $1,281,454     0.00%   0.85% to 1.45%   21.98% to 23.82%
        2008                                 9,677    5.89 to 6.13        $58,323     0.51%   0.85% to 1.45%  -36.69% to -36.56%
        2007                                 3,000    9.53 to 9.71        $28,846     0.12%   0.85% to 1.45%   -4.79% to -4.16%
        2006                                85,977   9.97 to 10.07       $861,558     0.00%   0.85% to 1.45%    -0.30% to 0.70%

    Small-Cap Growth
        2009                                71,490    7.48 to 8.15       $553,261     0.00%   0.85% to 1.45%   22.13% to 23.61%
        2008                                 3,180    6.21 to 6.42        $20,161     0.00%   0.85% to 1.45%        -35.83%
        2007                                14,157   9.77 to 10.01       $140,143     0.00%   0.85% to 1.45%        -1.83%
        2006                                   359        9.73             $3,498     0.00%   0.85% to 1.45%        -2.70%

    Small-Cap Value
        2009                                 6,385    7.03 to 7.56        $46,931     0.32%   0.85% to 1.45%   16.49% to 18.02%
        2008                                18,045    5.82 to 6.30       $112,531     0.00%   0.85% to 1.45%  -32.91% to -32.06%
        2007                                 6,005    9.08 to 9.29        $55,558     0.00%   0.85% to 1.45%   -10.12% to -9.02%
        2006                                10,525   10.12 to 10.20      $107,255     0.00%   0.85% to 1.45%    1.20% to 2.00%

    Technology
        2009                               170,332   9.41 to 10.27     $1,673,080     0.00%   0.85% to 1.45%   56.50% to 58.47%
        2008                               109,427    6.35 to 6.14       $677,277     0.00%   0.85% to 1.45%  -46.06% to -45.38%
        2007                                74,806   11.39 to 11.72      $856,280     0.00%   0.85% to 1.45%   11.29% to 12.26%
        2006                                 6,585   10.29 to 10.38       $67,807     0.00%   0.85% to 1.45%    2.90% to 3.80%

    Telecommunications
        2009                               198,659    7.95 to 8.68     $1,658,628     0.33%   0.85% to 1.45%    3.42% to 5.46%
        2008                                13,244    7.71 to 8.13       $105,624     9.47%   0.85% to 1.45%  -36.37% to -35.92%
        2007                                 3,528   12.35 to 12.57       $44,174     0.81%   0.85% to 1.45%   12.35% to 12.57%
        2006                                 4,786   11.76 to 11.86       $56,344     0.01%   0.85% to 1.45%   17.60% to 18.60%

    U.S. Government Plus
        2009                                18,971   10.93 to 11.47      $214,117     0.03%   0.85% to 1.45%  -34.28% to -33.92%
        2008                                16,795   16.90 to 17.54      $290,233     1.21%   0.85% to 1.45%   46.84% to 47.43%
        2007                                 5,126   11.82 to 11.90       $60,715     2.74%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    UltraBull
        2009                             1,078,940    4.73 to 5.18     $5,360,014     0.89%   0.85% to 1.45%   41.07% to 42.63%
        2008                                19,004    3.52 to 3.62        $67,527     3.40%   0.85% to 1.45%  -68.19% to -67.85%
        2007                                26,414   11.04 to 11.28      $293,661     0.79%   0.85% to 1.45%   -1.60% to -0.71%
        2006                                12,179   11.25 to 11.31      $137,179     0.00%   0.85% to 1.45%   12.50% to 13.10%

    UltraMid-Cap
        2009                               102,960    4.88 to 5.22       $513,082     0.15%   0.85% to 1.45%   61.45% to 63.48%
        2008                                68,807    2.69 to 3.19       $214,672     2.63%   0.85% to 1.45%  -68.29% to -67.90%
        2007                                30,158    9.65 to 9.93       $295,434     2.52%   0.85% to 1.45%    2.82% to 4.12%
        2006                                95,330    9.36 to 9.47       $897,937     0.00%   0.85% to 1.45%   -6.40% to -5.30%

    UltraNASDAQ-100
        2009                               391,866    6.84 to 7.50     $2,828,106     0.00%   0.85% to 1.45%  111.81% to 116.52%
        2008                               494,338    3.26 to 3.46     $1,666,194     0.00%   0.85% to 1.45%  -73.55% to -73.10%
        2007                               173,463   12.46 to 12.87    $2,200,943     0.00%   0.85% to 1.45%        25.74%
        2006                                 1,805       10.10            $18,224     0.00%   0.85% to 1.45%         1.00%

    UltraShort Dow 30
        2009                                57,058    7.01 to 7.32       $404,663     0.11%   0.85% to 1.45%        -47.02%
        2008                                 6,611   13.40 to 13.69       $89,831    11.37%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    UltraShort NASDAQ-100
        2009                                53,528    5.97 to 6.19       $327,089     0.46%   0.85% to 1.45%  -65.08% to -64.97%
        2008                                27,850   17.36 to 17.59      $485,785     2.47%   0.85% to 1.45%          n/a
        2007                                   833        9.80             $8,165     0.00%   0.85% to 1.45%          n/a

    UltraSmall-Cap
        2009                                63,475    3.68 to 3.94       $241,258     0.29%   0.85% to 1.45%   36.37% to 38.23%
        2008                                80,726    2.70 to 2.86       $225,087     0.99%   0.85% to 1.45%  -67.11% to -66.63%
        2007                                35,465    8.36 to 8.57       $299,996     0.47%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Utilities
        2009                                24,366    9.47 to 9.95       $238,605     3.65%   0.85% to 1.45%    7.36% to 8.76%
        2008                                 7,762    8.82 to 9.23        $69,402     8.09%   0.85% to 1.45%  -32.82% to -31.66%
        2007                                11,379   13.13 to 13.51      $150,868     0.47%   0.85% to 1.45%   12.53% to 13.61%
        2006                                46,487   11.72 to 11.82      $545,070     0.00%   0.85% to 1.45%   17.20% to 18.20%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
        2009                               536,922   10.78 to 39.86   $16,440,870     0.24%   0.85% to 1.45%   51.74% to 56.05%
        2008                               476,308   7.15 to 25.72     $9,533,690     0.38%   0.85% to 1.45%  -48.02% to -46.64%
        2007                               528,838   13.80 to 48.54   $20,156,629     0.10%   0.85% to 1.45%   40.76% to 43.98%
        2006                               394,139   9.86 to 33.95    $11,138,867     0.06%   0.85% to 1.45%   -1.40% to 23.33%
        2005                               277,847   13.55 to 27.72    $6,443,636     0.16%   0.95% to 1.40%   48.61% to 50.24%

    Worldwide Emerging Markets Fund
        2009                               324,446   15.89 to 33.62    $8,612,330     0.07%   0.95% to 1.40%  106.16% to 111.16%
        2008                               170,422   7.61 to 15.74     $2,158,848     0.00%   0.95% to 1.40%  -65.95% to -65.11%
        2007                               238,513   22.03 to 46.28    $8,978,925     0.39%   0.95% to 1.40%   33.06% to 36.31%
        2006                               273,734   16.34 to 34.19    $7,680,258     0.37%   0.95% to 1.40%   36.22% to 38.20%
        2005                                89,776   11.95 to 24.92    $1,851,439     0.42%   0.95% to 1.40%   29.33% to 30.75%

    Worldwide Bond Fund
        2009                               105,610   11.43 to 15.86    $1,583,454     2.32%   0.95% to 1.40%    3.83% to 4.98%
        2008                                62,748   11.00 to 15.11      $873,368     8.48%   0.95% to 1.40%    1.50% to 2.63%
        2007                                34,174   10.83 to 14.72      $474,634     4.86%   0.95% to 1.40%    7.47% to 8.67%
        2006                                28,977   10.07 to 13.55      $362,344     6.62%   0.95% to 1.40%    4.35% to 5.53%
        2005                                21,599   9.67 to 12.84       $269,269     5.99%   0.95% to 1.40%   -4.99% to -3.95%

    Worldwide Real Estate Fund
        2009                                     -         -                   $0     0.00%   0.95% to 1.40%          n/a
        2008                               199,002   5.06 to 12.74     $1,435,883     5.57%   0.95% to 1.40%  -56.61% to -55.54%
        2007                               183,261   11.44 to 28.65    $3,480,080     0.99%   0.95% to 1.40%   -2.45% to -0.07%
        2006                               125,028   11.50 to 28.67    $2,673,648     1.14%   0.95% to 1.40%   28.15% to 25.15%
        2005                                87,065   12.01 to 22.11    $1,822,059     2.00%   0.95% to 1.40%   18.56% to 19.87%

   Janus Aspen Series
    Growth and Income Portfolio
        2009                                23,509   9.79 to 13.77       $309,512     0.80%   0.95% to 1.40%   35.98% to 37.97%
        2008                                30,073    7.17 to 9.98       $287,516     0.79%   0.95% to 1.40%  -42.57% to -41.73%
        2007                                40,934   12.44 to 17.12      $672,799     0.00%   0.95% to 1.40%    6.16% to 7.72%
        2006                                32,765   11.67 to 15.90      $501,607     2.07%   0.95% to 1.40%    5.90% to 7.07%
        2005                                19,694   11.02 to 14.85      $287,883     0.71%   0.95% to 1.40%   10.06% to 11.27%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2009                             2,896,668   11.63 to 13.88   $38,169,100     4.94%   0.85% to 1.45%    9.95% to 12.96%
        2008                             2,968,051   10.57 to 12.29   $34,987,198     4.66%   0.85% to 1.45%    1.08% to 3.80%
        2007                             2,778,423   10.46 to 11.84   $31,782,014     5.12%   0.85% to 1.45%    4.88% to 7.71%
        2006                             2,349,280   9.97 to 10.99    $25,087,201     4.46%   0.85% to 1.45%    0.20% to 2.90%
        2005                             1,423,526   9.93 to 10.68    $14,845,904     3.60%   0.95% to 1.40%    0.02% to 1.48%

    Low Duration Portfolio
        2009                             1,060,821   10.25 to 12.24   $12,158,287     1.64%   0.85% to 1.45%    9.31% to 12.25%
        2008                               215,399   9.38 to 10.90     $2,251,914     5.50%   0.85% to 1.45%   -3.95% to -1.36%
        2007                               119,635   9.77 to 11.05     $1,283,734     4.81%   0.85% to 1.45%    3.54% to 6.34%
        2006                                74,616   9.43 to 10.39       $758,175     3.83%   0.85% to 1.45%    0.32% to 2.97%
        2005                                74,785   9.40 to 10.09       $743,875     2.85%   0.95% to 1.40%    -1.03% to 0.06%

    High Yield Portfolio
        2009                             1,258,883   10.28 to 14.22   $15,371,046     7.52%   0.85% to 1.45%   35.04% to 38.94%
        2008                               593,773   7.61 to 10.24     $5,456,913     7.52%   0.85% to 1.45%  -26.04% to -24.24%
        2007                               510,428   10.43 to 13.51    $6,565,689     7.48%   0.85% to 1.45%    0.07% to 2.52%
        2006                               370,875   10.72 to 13.18    $4,747,553     6.64%   0.85% to 1.45%    5.51% to 8.03%
        2005                               235,670   10.10 to 12.20    $2,811,545     6.20%   0.95% to 1.40%    0.69% to 3.13%

    Real Return Portfolio
        2009                               629,988   10.95 to 13.53    $7,976,259     2.81%   0.85% to 1.45%   14.18% to 17.24%
        2008                               369,693   9.57 to 11.54     $3,985,026     5.88%   0.85% to 1.45%   -10.11% to -7.91%
        2007                               288,934   10.78 to 12.53    $3,493,905     4.69%   0.85% to 1.45%    6.97% to 9.58%
        2006                               245,471   9.94 to 11.44     $2,744,513     4.11%   0.85% to 1.45%   -2.60% to -0.26%
        2005                               214,050   10.07 to 11.47    $2,409,086     2.77%   0.95% to 1.40%    0.02% to 1.13%

    All Asset Portfolio
        2009                                80,190   10.71 to 11.50      $893,702     2.25%   0.85% to 1.45%   13.23% to 14.76%
        2008                                76,942    9.14 to 9.57       $753,352     8.63%   0.85% to 1.45%  -17.53% to -17.53%
        2007                                   931       11.48            $10,693     7.45%   0.85% to 1.45%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2009                               339,009    6.14 to 8.12     $2,650,161     1.12%   0.85% to 1.45%   23.53% to 26.47%
        2008                               363,402    5.04 to 6.42     $2,251,894     0.70%   0.85% to 1.45%  -36.14% to -34.65%
        2007                               369,447    8.15 to 9.83     $3,526,618     1.06%   0.85% to 1.45%  -19.17% to -17.28%
        2006                               260,126   9.90 to 11.88     $3,021,598     1.29%   0.85% to 1.45%    8.75% to 11.13%
        2005                               125,686   10.07 to 10.69    $1,330,567     0.45%   0.95% to 1.40%    4.00% to 6.86%

    Growth and Income Fund
        2009                                40,242    8.96 to 9.65       $382,326     1.66%   0.95% to 1.40%   15.98% to 17.20%
        2008                                43,479    7.73 to 8.23       $352,852     2.07%   0.95% to 1.40%  -35.92% to -35.14%
        2007                                45,450   12.04 to 12.69      $571,961     1.94%   0.95% to 1.40%    -0.53% to 0.53%
        2006                                41,128   12.10 to 12.63      $516,031     1.88%   0.95% to 1.40%   20.16% to 21.56%
        2005                                20,851   10.07 to 10.39      $216,287     1.78%   0.95% to 1.40%    3.57% to 3.93%

    Mid Cap Value Fund
        2009                               285,700   9.21 to 10.97     $3,038,668     2.02%   0.95% to 1.40%   28.96% to 31.89%
        2008                               210,711    7.11 to 8.32     $1,713,790     1.34%   0.95% to 1.40%  -38.77% to -37.65%
        2007                               160,330   12.47 to 13.34    $2,104,830     1.22%   0.95% to 1.40%    0.74% to 2.22%
        2006                                52,003   12.33 to 13.06      $670,680     1.39%   0.95% to 1.40%   13.85% to 15.17%
        2005                                18,194   10.83 to 11.31      $202,882     0.71%   0.95% to 1.40%   12.46% to 13.40%

   Neuberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
        2009                                63,556    7.38 to 7.80       $487,815     0.00%   0.95% to 1.40%   20.68% to 21.59%
        2008                                17,149    6.22 to 6.41       $108,804     0.00%   0.95% to 1.40%  -40.50% to -40.05%
        2007                                20,560   10.46 to 10.70      $217,365     0.00%   0.95% to 1.40%   -1.19% to -0.44%
        2006                                20,730   10.51 to 10.74      $220,995     0.00%   0.95% to 1.40%    3.52% to 4.17%
        2005                                17,612   10.21 to 10.31      $183,670     0.37%   0.95% to 1.40%    2.09% to 3.05%

    Mid-Cap Growth Portfolio
        2009                                51,687   10.61 to 11.41      $580,166     0.00%   0.95% to 1.40%   28.23% to 30.10%
        2008                               157,314    8.27 to 8.77     $1,362,686     0.00%   0.95% to 1.40%  -44.86% to -44.05%
        2007                                94,100   14.96 to 15.67    $1,460,282     0.00%   0.95% to 1.40%   19.29% to 21.04%
        2006                                20,875   12.49 to 12.95      $268,275     0.00%   0.95% to 1.40%   12.22% to 13.70%
        2005                                 3,139   11.13 to 11.39       $35,486     0.00%   0.95% to 1.40%   13.49% to 13.89%

    Regency Portfolio
        2009                                13,231    9.14 to 9.85       $126,506     5.44%   0.95% to 1.40%   43.59% to 45.17%
        2008                               112,950    5.54 to 6.79       $746,416     0.08%   0.95% to 1.40%  -47.11% to -46.33%
        2007                               172,535   10.37 to 12.65    $2,132,570     0.13%   0.95% to 1.40%    0.84% to 2.32%
        2006                                15,041   10.18 to 12.36      $182,975     1.57%   0.95% to 1.40%    8.92% to 10.16%
        2005                                 7,035   11.10 to 11.22       $81,016     0.07%   0.95% to 1.40%   11.03% to 12.24%

   Premier VIT
    NACM Small Cap Portfolio
        2009                               101,920    7.47 to 8.27       $805,818     0.04%   0.95% to 1.40%   12.44% to 14.48%
        2008                                52,274    5.95 to 7.14       $362,367     0.00%   0.95% to 1.40%  -43.03% to -42.19%
        2007                                26,701   10.33 to 12.44      $312,404     0.00%   0.95% to 1.40%   -1.82% to -0.38%
        2006                                22,835   10.41 to 12.62      $250,243     0.00%   0.95% to 1.40%   21.70% to 23.26%
        2005                                   867    9.54 to 9.55         $8,790     0.00%   0.95% to 1.40%    0.53% to 0.63%

    OpCap Renaissance Portfolio
        2009                                     -         -                   $0     n/a     0.95% to 1.40%          n/a
        2008                                     -         -                   $0     1.42%   0.95% to 1.40%          n/a
        2007                                 1,103   10.87 to 11.04       $12,103     0.02%   0.95% to 1.40%    4.52% to 5.05%
        2006                               212,871   10.30 to 10.80    $2,230,227     0.01%   0.95% to 1.40%    8.99% to 10.58%
        2005                                 3,085   10.05 to 10.37       $29,448     0.00%   0.95% to 1.40%   -4.62% to -4.53%

   Credit Suisse Trust
    International Equity Flex II Portfolio
        2009                                 2,939    5.92 to 6.29        $18,030     1.32%   0.85% to 1.45%   27.17% to 29.29%
        2008                                 8,878    4.65 to 4.86        $42,398     3.65%   0.85% to 1.45%  -48.65% to -47.79%
        2007                                 4,884    9.03 to 9.38        $45,218     0.00%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    U.S. Equity Flex II Portfolio
        2009                                13,715    8.32 to 8.92       $119,844     5.98%   0.85% to 1.45%   26.14% to 27.79%
        2008                                10,749    6.74 to 6.98        $74,494     3.00%   0.85% to 1.45%  -37.74% to -37.33%
        2007                                11,248   10.92 to 11.14      $124,730     1.37%   0.85% to 1.45%   -0.39% to -0.19%
        2006                                12,031   11.12 to 11.16      $133,890     0.10%   0.85% to 1.45%   11.20% to 11.60%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2009                                11,367    9.08 to 9.84       $105,247     0.93%   0.85% to 1.45%   17.91% to 19.63%
        2008                                 9,316    7.70 to 8.06        $73,646     2.11%   0.85% to 1.45%  -32.22% to -31.08%
        2007                                 7,692   11.36 to 11.75       $89,543     1.64%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    International Value Portfolio
        2009                                11,853    7.99 to 8.64        $98,657     2.02%   0.85% to 1.45%   26.41% to 28.20%
        2008                                13,696    6.37 to 6.68        $89,666     2.36%   0.85% to 1.45%  -39.46% to -38.45%
        2007                                22,091   10.55 to 10.85      $237,667     0.41%   0.85% to 1.45%    1.70% to 1.86%
        2006                                 3,756   10.56 to 10.57       $39,687     0.00%   0.85% to 1.45%    5.60% to 5.70%

   Direxion Insurance Trust
    Managed Bond Fund
        2009                                     -         -                   $0    51.67%   0.85% to 1.45%          n/a
        2008                                66,521   9.83 to 10.07       $658,616     4.34%   0.85% to 1.45%    -0.10% to 0.75%
        2007                                73,715   9.82 to 10.08       $730,031     2.40%   0.85% to 1.45%   -1.87% to -0.78%
        2006                                 8,160   10.06 to 10.14       $82,642     0.47%   0.85% to 1.45%    0.60% to 1.40%

    All-Cap Equity Fund
        2009                                     -         -                   $0     0.00%   0.85% to 1.45%          n/a
        2008                               101,638    6.92 to 7.09       $706,488     0.00%   0.85% to 1.45%  -24.96% to -24.32%
        2007                               220,319    9.69 to 9.95     $2,156,412     0.47%   0.85% to 1.45%    0.00% to 1.12%
        2006                                44,013    9.74 to 9.81       $430,616     0.03%   0.85% to 1.45%   -2.60% to -1.90%

    HY Bond Fund
        2009                                 5,311    8.95 to 9.31        $48,543     2.04%   0.85% to 1.45%    7.10% to 7.75%
        2008                               127,858    8.24 to 8.73     $1,094,039     0.67%   0.85% to 1.45%  -12.21% to -11.37%
        2007                                47,580    9.69 to 9.85       $464,137     3.24%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

   Van Kampen Life Investment Trust
    Growth and Income Portfolio
        2009                                22,875    8.42 to 9.02       $195,824     2.01%   0.85% to 1.45%   20.08% to 21.47%
        2008                                11,222    7.01 to 7.23        $79,445     1.93%   0.85% to 1.45%  -34.36% to -33.86%
        2007                                 5,355   10.70 to 10.84       $57,681     1.91%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

   Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2009                                14,068   11.31 to 12.15      $164,309    10.64%   0.85% to 1.45%   27.35% to 27.54%
        2008                                 1,634    9.28 to 9.32        $15,211     2.73%   0.85% to 1.45%  -16.79% to -16.67%
        2007                                12,845   11.15 to 11.26      $143,678     9.00%   0.85% to 1.45%    4.12% to 4.28%
        2006                                 1,780   10.71 to 10.72       $19,084     0.00%   0.85% to 1.45%    7.10% to 7.20%

    Emerging Markets Equity Portfolio
        2009                               224,025   10.13 to 11.04    $2,354,465     0.00%   0.85% to 1.45%   64.60% to 67.50%
        2008                                27,199    6.23 to 6.53       $174,359     0.00%   0.85% to 1.45%  -58.11% to -57.41%
        2007                                24,876   14.92 to 15.37      $376,592     0.62%   0.85% to 1.45%   37.46% to 38.29%
        2006                                19,866   11.04 to 11.11      $220,426     0.02%   0.85% to 1.45%   10.40% to 11.10%

    Mid Cap Growth Portfolio
        2009                                28,965    8.97 to 9.76       $268,742     0.00%   0.85% to 1.45%   52.26% to 54.10%
        2008                                 9,000    5.98 to 6.18        $54,675     3.68%   0.85% to 1.45%  -48.50% to -47.90%
        2007                                20,574   11.64 to 11.97      $244,319     0.00%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    U.S. Mid Cap Value Portfolio
        2009                                12,453    8.44 to 9.02       $108,022     0.00%   0.85% to 1.45%   34.71% to 35.25%
        2008                                   588    6.37 to 6.44         $3,762     3.01%   0.85% to 1.45%          n/a
        2007                                 1,457   11.28 to 11.49       $16,485     0.42%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    U.S. Real Estate Portfolio
        2009                                 2,210    7.31 to 7.66        $16,730     2.12%   0.85% to 1.45%   24.32% to 25.95%
        2008                                 3,321    5.88 to 6.08        $19,894     1.41%   0.85% to 1.45%  -40.02% to -39.29%
        2007                                13,796   9.82 to 10.10       $138,157     0.83%   0.85% to 1.45%   -19.04% to 18.92%
        2006                                 8,191   12.29 to 12.36      $100,767     0.00%   0.85% to 1.45%   22.90% to 23.60%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2009                             1,616,425    8.79 to 9.27    $14,988,870     0.00%   0.85% to 1.45%   19.06% to 19.17%
        2008                             1,739,883    7.69 to 7.78    $13,528,700     0.41%   0.85% to 1.45%  -19.62% to -19.06%
        2007                             1,707,612    9.57 to 9.61    $16,411,138     0.00%   0.85% to 1.45%   -4.30% to -3.90%

    Chariot Absolute Return Currency Portfolio
        2009                             1,751,489    9.71 to 9.82    $17,095,601     0.00%   0.85% to 1.45%          n/a

        *       The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

        **      The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***     The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

vector2_partc.htm - Midland National Life Insurance Company

Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required Financial statements are included in Parts A or B of this Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C  (1)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (2)

        (b)  Registered Representative Contract  (1)

(4)  (a)     Form of Flexible Premium Deferred Variable Annuity Contract (7)

        (b)   Form of the Extra Credit Rider (6)

        (c)   Form of the Estate Planning Rider (5)

        (d)   Form of the Shortened CDSC Rider (6)

        (e)   Form of the Five for Life Plus Rider (6)

        (f)    Form of the GMDB Plus Rider (6)

        (g)   Form of the GMIB Plus Rider (6)

        (h)   Form of the Waiver of Surrender Charges for Nursing Home Confinement Rider (5)

 (5)  (a)    Form of Application for Flexible Premium Deferred Variable Annuity Contract (2)

(6)   (a)    Articles of Incorporation of Midland National Life Insurance Company (1)

        (b)  By-laws of Midland National Life Insurance Company  (1)

(7)   Not Applicable

(8)   (a)    Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (1)

        (b)   Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (3)

(c)   Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (4)

(d)   Form of Participation Agreement between Midland National Life Insurance Company and Credit Suisse Asset Management, LLC. (8)

        (e)   Form of Participation Agreement between Midland National Life Insurance Company and The Dreyfus Corporation. (8)

        (f)    Form of Participation Agreement between Midland National Life Insurance Company and Rafferty Asset Management, LLC. (8)

        (g)   Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Investments.  (8)

(h)   Form of Participation Agreement between Midland National Life Insurance Company and Morgan Stanley Investment Management, Inc. (8)

(i)    Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (9)

(j)    Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.   (10)

(k)   Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (11)

(l)    Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (10)

(m)  Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation. (12)

        (n)   Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck.  (3)

        (o)   Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (13)

        (p)   Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc.  (14)

        (q)   Form of Participation Agreement between Midland National Life Insurance Company and ProFund Advisors, LLC. (15)

(r)      AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc.   (16)

(s)     Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (16)

(t)      Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc.   (16)

(u)     Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company Credit Suisse Asset Management Securities, Inc.   (17)

(v)     Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company and DireXion Funds.   (17)

(w)    Rule 22c-2 Supplement to Participation agreement between Midland National Life Insurance Company and The Dreyfus Service Corporation.  (17)

(x)      Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (16)

(y)     Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Allianz Global Investors Distributors, Inc., principal underwriters for PIMCO Variable Insurance Trust.  (16)

(z)      Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc.  (16)

(aa)  Shareholder Information Agreement between Midland National Life Insurance Company and Van Eck Securities Corporation.  (16)

(bb) Van Kampen Life Investment Trust Shareholder Information Agreement between Midland National Life Insurance Company and Van Kampen Funds, Inc.  (17)

(cc)  Van Kampen Universal Institutional Funds, Inc. Shareholder Information Agreement between Midland National Life Insurance Company and Morgan Stanley Distributors Inc.  (17)

(dd) Participation agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (19)

(ee)  Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (19)

(ff)    Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (18)

(9)   (a)   Opinion and Consent of Counsel (19)

        (b)   Power of Attorney (19)

(10) (a)   Consent of Counsel Sutherland, Asbill & Brennan, LLP (19)

        (b)   Consent of Independent Registered Public Accounting Firm (19)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations  (3)

----------------------

(1)       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016).

(2)       Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File No. 333-71800).

(3)       Incorporated herein by reference to Post-Effective Amendment No. 5 on April 28, 2003 for Form N-4 (File No. 333-71800).

(4)       Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2004 for Form N-4 (File No. 333-108437)

(5)       Incorporated herein by reference to Post-Effective Amendment No. 7 on June 23, 2005 for Form N-4 (File No. 333-71800)

(6)       Incorporated herein by reference to Initial Filing on October 7, 2005 for Form N-4 (File No. 333-128910)

(7)       Incorporated herein by reference to Initial Filing on October 13, 2005 for Form N-4 (File No. 333-128978).

(8)       Incorporated herein by reference to Pre-Effective Amendment No. 1 on January 18, 2006 for Form N-4 (File No. 333-128910)

(9)       Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

(10)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)

(11)     Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)

(12)     Incorporated herein by reference to Pre-Effective Amendment No. 1   for Form N-4 on January 14, 2002 (File 333-71800)

(13)     Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on November 24, 2004 (File No. 333-108437)

(14)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)

(15)        Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2006 for Form N-4 (File No. 333-128910)

(16)        Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

(17)        Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-4 on April 28, 2008 (File No. 333-128910)

(18)        Incorporated herein by reference to Post-Effective Amendment No. 18 for Form N-4 on April 28, 2010 (File No. 333-71800)

(19) Filed herewith

20) To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Michael M. Masterson***...................................	Chairman - Director
John J. Craig II***.................................................	Senior Vice President – Chief Financial Officer & Treasurer - Director
Robert W. Korba....................................................	Director
David E. Sams........................................................	Director
Steven C. Palmitier***.........................................	President and Chief Operating Officer – Director
Stephen P. Horvat, Jr***.....................................	Senior Vice President – Legal
Donald T. Lyons...................................................	Senor Vice President and Corporate Actuary
Melody R.J. Jensen..............................................	Vice President, General Counsel and Secretary
Thomas C. Stavropoulos***..............................	Vice President and Chief Compliance Officer
Gary J. Gaspar***................................................	Senior Vice President and Chief Information Officer
Esfandyar E. Dinshaw**.....................................	Chief Executive Officer – Director
Gary W. Helder.....................................................	Vice President, Operational Effectiveness
Robert W. Buchanan...........................................	Vice President, New Business and Underwriting
Timothy A. Reuer.................................................	Vice President, Product Development
Robert R. Tekolste................................................	Executive Vice President
Teresa A. Silvius***...........................................	Assistant Vice President and Variable Compliance & 38a-1 CCO
Gregory S. Helms.................................................	2nd Vice President, Claims and Benefits Administration
Cindy Reed**.......................................................	President, Annuity Division
Ronald J. Markway**..........................................	Vice President, New Business – Annuity Division
Michael L. Yanacheak**...................................	2nd Vice President, Product Development, Annuity Division
Teri L. Ross**......................................................	Vice President, Variable Services
Richard T. Hicks..................................................	Assistant Vice President, Systems Administration and Policy Accounting
Randy D. Shaull...................................................	Assistant Vice President and Actuary

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number Two.  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

Name	Jurisdiction	Percent Of Voting Securities Owned
Sammons Capital, Inc.	Delaware	100% by SEI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
MH Imports, Inc.	Delaware	100% by CISI
Mykonos 6420 LP	Texas	85% by MH Imports Inc.
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
SFG Reinsurance Company	South Carolina	100% by MNL
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
NACOLAH Ventures, L.L.C.	Delaware	99% by NACOLAH 1% by SFG
Parkway Mortgage, Inc.	Delaware	100% by CISI
Sammons Corporation	Delaware	100% by CISI
Otter, Inc.	Oklahoma	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc. (SPDI)	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons CTP, Inc. Merged into SDHI January 15, 2009
Sammons VPC, Inc.	Delaware	100% by SDHI
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Sammons BW, Inc.	Delaware	100% by SDHI
Briggs Equipment Mexico, Inc.	Delaware	100% by BEI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Briggs Equipment UK Limited	United Kingdom	100% by BII
Montecargas Yale de Mexico S. A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment S.A. de C.V. (BESA)	Mexico	99% BEI 1% by BEMI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Crestpark LP, Inc.	Delaware	100% by CISI
Sammons Venture Properties, Inc.	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
SRI Ventures, LLC	Delaware	99% by SRC
Sammons Income Properties, Inc.	Delaware	100% by CISI
GBH Venture Co., Inc.	Delaware	100% by CISI
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI
GPI Ventures, LLC	Delaware	100% by GPIRI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Sponsor Investments, L.L.C.	Texas	75% by HII
1900 Capital, Inc.	Delaware	100% CISI
Environment Plastic Solutions, Inc.	Delaware	100% CISI
Sage Assets, Inc.	Delaware	100% CISI

Item 27. Number of Contract Owners

 As of April 5, 2010 --

332 Non-Qualified

1,249  Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

  In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

Name and Principal Business Address*	Positions and Offices with Sammons Securities Company, LLC
Steve Palmitier 525 West Van Buren Chicago, IL 60607	Chief Executive Officer
Jerome S. Rydell	Vice Chairman
Michael Masterson 525 West Van Buren Chicago, IL 60607	Chairman
John A. McClellan	Chief Compliance Officer, Municipal Securities Principal
Cindy Reed Annuity Division, 4601 Westown Parkway, Suite 300 West Des Moines, IA 50266	President
Jan R. Elcock One Sammons Plaza, Sioux Falls, SD 57193-9991	Vice President, Compliance & Operations
Matt Stahr Annuity Division, 4601 Westown Parkway, Suite 300 West Des Moines, IA 50266	Vice President & Chief Marketing Officer
Brandon D. Rydell	Vice President & Chief Financial Officer

*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road, Ann Arbor MI  48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Securities Company, LLC	$1,870,510	0	0	$104,194

*Represents commissions paid on Vector II variable annuity contracts.   ** Represents an underwriting fee paid to Sammons Securities Company for all of Midland Nationals variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 28th day of  April, 2010.

         By:  MIDLAND NATIONAL LIFE

                                                                                                                      SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/ *                                                                                  By:            /s/*

                                                                                                                                Michael M. Masterson

                                                                                                                                    Chairman of the Board

        By:  MIDLAND NATIONAL LIFE

               INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                                                                  By:            /s/*

                                                                                                                                Michael M. Masterson

                                                                                                                                    Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                         Title

/s/  *                                                       Chairman of the Board of Directors,

      MICHAEL M. MASTERSON                            Director

/s/  *                                                                       Director, Chief Executive Officer

      Esfandyar E. Dinshaw                             (Principal Executive Officer)

/s/  *                                                                       Director, Senior Vice President

      JOHN J. CRAIG, II                                             Chief Financial Officer

                                                                                      (Principal Financial & Accounting Officer)

/s/  *                                                                       Director, President and Chief Operating Officer

      STEVEN C. PALMITIER                                   Life Division

_____                                                                    Director

      ROBERT W. KORBA

_____                                                                    Director

      David E. Sams

*By:   /s/  _______________________________________   Date:  April 28, 2010

                                Teresa A. Silvius

                                Attorney-in-Fact

                 Pursuant to Power of Attorney

Registration No. 333-128978

Post-Effective Amendment No. 14

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(8)(dd)	Participation agreement between Midland National Life Insurance Company and Northern Lights Variable Trust.
24(b)(8)(ee)	Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust.
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Sutherland, Asbill & Brennan, LLP
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

24(b)(8)(ff)

FUND PARTICIPATION AGREEMENT

THIS AGREEMENT is made as of May 21, 2007, between Northern Lights Variable Trust, an open-end management investment company organized as a Delaware business trust (the "Trust"), Aquarius Fund Distributors, LLC, a Nebraska limited liability company (the “Distributor”) and Midland National Life Insurance Company, a life insurance company organized under the laws of the State of Iowa (the “Company”), on its own behalf and on behalf of each segregated asset account of the Company set forth on Schedule A, as the parties hereto may amend it from time to time (the "Accounts") (individually, a "Party", and collectively, the "Parties").

W I T N E S S E T H:

WHEREAS, the Trust has registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and has registered the offer and sale of its shares ("Shares") under the Securities Act of 1933, as amended (the "1933 Act"); and

WHEREAS, the Distributor, who is the principal underwriter for the Trust, is registered under the Securities Exchange Act of 1934, as amended (“1934 Act”), as a broker-dealer and is engaged in the business of selling shares of registered investment companies either directly to purchasers or through other financial intermediaries; and

WHEREAS, the Trust desires to act as an investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts to be offered by insurance companies that enter into participation agreements with the Trust (the "Participating Insurance Companies"); and

WHEREAS, the beneficial interest in the Trust may be divided into several series of Shares, each series representing an interest in a particular managed portfolio of securities and other assets, and the Trust will make Shares listed on Schedule B hereto as the Parties hereto may amend from time to time (each a "Portfolio"; reference herein to the "Trust" includes reference to each Portfolio, to the extent the context requires) available for purchase by the Accounts; and

WHEREAS, the Trust, to the extent required, intends to apply for an order from the Securities and Exchange Commission ("SEC") granting Participating Insurance Companies and their separate accounts exemptions from the provisions of Sections 9(a), 13(a), 15(a) and 15(b) of the 1940 Act, and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit Shares of the Trust to be sold to and held by variable annuity and variable life insurance separate accounts of life insurance companies and certain qualified pension and retirement plans (the "Exemptive Order"); and

WHEREAS, the Company will be the issuer of certain variable annuity contracts and variable life insurance contracts ("Contracts") as set forth on Schedule B hereto, as the Parties hereto may amend from time to time, which Contracts (hereinafter collectively, the "Contracts"), will be registered under the 1933 Act; and

WHEREAS, the Company will fund the Contracts through the Accounts, each of which may be divided into two or more subaccounts ("Subaccounts"; reference herein to an "Account" includes reference to each Subaccount thereof to the extent the context requires); and

WHEREAS, the Company will serve as the depositor of the Accounts, each of which is registered as a unit investment trust investment company under the 1940 Act, and the security interests deemed to be issued by the Accounts under the Contracts will be registered as securities under the 1933 Act; and

WHEREAS, the Company intends to utilize Shares of one or more Portfolios as an investment vehicle of the Accounts;

NOW, THEREFORE, in consideration of their mutual promises, the parties agree as follows:

ARTICLE I.
Sale of Trust Shares

Section 1.The Trust shall make Shares of its Portfolios available to the Accounts at the net asset value of the applicable Portfolio next computed after receipt of such purchase order by the Trust (or its agent), as established in accordance with the provisions of the then current prospectus of the Portfolio. Shares of a particular Portfolio of the Trust shall be ordered in such quantities and at such times as determined by the Company to be necessary to meet the requirements of the Contracts. Notwithstanding anything to the contrary herein, the Trustees of the Trust (the "Trustees") may refuse to sell Shares of any Portfolio to any person, or suspend or terminate the offering of Shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is deemed in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, in the best interests of the shareholders of such Portfolio.

The Parties hereto may agree, from time to time, to add other Portfolios to provide additional funding media for the Contracts, or to delete, combine, or modify existing Portfolios, by amending Schedule A hereto. Upon such amendment to Schedule A, any applicable reference to a Portfolio, the Trust, or its Shares herein shall include a reference to any such additional Portfolio. Schedule A, as amended from time to time, is incorporated herein by reference and is a part hereof.

Section 2.The Trust will redeem any full or fractional Shares of any Portfolio when requested by the Company on behalf of an Account at the net asset value of the applicable Portfolio next computed after receipt by the Trust (or its agent) of the request for redemption, as established in accordance with the provisions of the then current prospectus of the applicable Portfolio. With respect to payment of the purchase price by the Company and of redemption proceeds by the Trust, the Company and the Trust shall net purchase and redemption orders with respect to each Portfolio and shall transmit one net payment per Portfolio in accordance with this Section 1.2 and Section 1.4. The Trust shall make payment no later than 12:00 noon New York time on the same day as the order is placed, to the extent practicable, but in no event shall payment be delayed for a greater period than is permitted by the 1940 Act.

Section 3.For the purposes of Sections 1.1 and 1.2, the Trust and the Distributor hereby appoint the Company as their agent for the limited purpose of receiving and accepting purchase and redemption orders resulting from investment in and payments under the Contracts. Receipt by the Company shall constitute receipt by the Trust provided that i) such orders are received by the Company in good order prior to the time the net asset value of each Portfolio is priced in accordance with its prospectus and ii) the Trust receives notice of such orders by 10:00 a.m. New York time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for regular trading, on which the Trust calculates the Portfolio's net asset value pursuant to the rules of the SEC and on which the Company is open for business.

Section 4.The Company shall wire payment for net purchase orders that are transmitted to the Trust in accordance with Section 1.3 to a custodial agent designated by the Trust no later than 12:00 noon New York time on the same Business Day that the Trust receives notice of the order. Payments shall be made in federal funds transmitted by wire.

Section 5.Issuance and transfer of the Trust's Shares will be by book entry only. Stock certificates will not be issued to the Company or the Account. Shares ordered from the Trust will be recorded in the appropriate title for each Account or the appropriate subaccount of each Account.

Section 6.The Trust shall furnish same day notice (by email or telephone followed by written or email confirmation) to the Company of any income dividends or capital gain distributions payable on the Trust's Shares. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on a Portfolio's Shares in additional Shares of that Portfolio.  The Company reserves the right to revoke this election and to receive all such dividends and capital gain distributions in cash. The Trust shall notify the Company of the number of Shares so issued as payment of such dividends and distributions.

Section 7.The Trust shall make the net asset value per share for each Portfolio available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 6 p.m. New York time.

Section 8.The Company shall use the data provided by the Trust each Business Day pursuant to Section 1.7 above immediately to calculate Account unit values and to process transactions that receive that same Business Day's Account unit values. The Company shall perform such Account processing the same Business Day, and shall place corresponding orders to purchase or redeem Shares with the Trust by 10:00 a.m. New York time the following Business Day.

Section 9.The Trust agrees that its Shares will be sold only to the Company and its separate accounts and to certain qualified pension and retirement plans ("Plans") until it has received the Exemptive Order. No Shares of any

Portfolio will be sold directly to the general public. The Company agrees that Trust Shares will be used only for the purposes of funding the Contracts and Accounts listed in Schedule A, as amended from time to time.

Section 10.The Trust agrees that all Participating Insurance Companies shall have the obligations and responsibilities regarding pass-through voting and conflicts of interest corresponding to those contained in Section 2.8 and Article IV of this Agreement.

Section 11.The Trust shall use its best efforts to provide closing net asset value, dividend and capital gain information on a per-share basis to the Company on each Business Day.  Any material errors in the calculation of net asset value, dividend and/or capital gain information shall be reported to the Company promptly upon discovery.  Material errors will be corrected in the applicable Business Day’s net asset value per share.  The Company will adjust the number of shares purchased or redeemed for the Accounts to reflect the correct net asset value per share.

ARTICLE II.
Obligations of the Parties

Section 1.The Trust shall prepare and be responsible for filing with the SEC and any state regulators requiring such filing all shareholder reports, notices, proxy materials (or similar materials such as voting instruction solicitation materials), prospectuses and statements of additional information of the Trust. The Trust shall bear the costs of registration and qualification of its Shares, preparation and filing of the documents listed in this Section 2.1 and all taxes to which an issuer is subject on the issuance and transfer of its Shares.

Section 2.At the option of the Company, the Trust shall either (a) provide the Company (at its expense) with as many copies of the Trust's current prospectus, annual report, semi-annual report and other shareholder communications, including any amendments or supplements to any of the foregoing, as the Company shall request for Contract owners for whom Shares are held by an Account; or (b) provide the Company with a camera ready or PDF copy of such documents in a form suitable for printing. The Trust shall provide the Company with a copy of its statement of additional information in a form suitable for duplication by the Company. The Trust (at its expense) shall provide the Company with copies of any Trust-sponsored proxy materials in such quantity as the Company shall reasonably require for distribution to Contract owners. The Trust shall provide the materials described in this Section 2.2 within a reasonable time prior to required printing and distribution of such materials.

Section 3.(a)          The Company shall bear the costs of distributing the Trust's prospectus, statement of additional information, shareholder reports and other shareholder communications to Contract owners of and applicants for policies for which the Trust is serving or is to serve as an investment vehicle. The Company assumes sole responsibility for ensuring that such materials are delivered to Contract owners on a timely basis in accordance with applicable federal and state securities laws, only if the Trust’s documents are provided to the Company within a reasonable time prior to required printing and distribution of such materials as described in Section2.2. The Trust shall bear the costs of distributing proxy materials (or similar materials such as voting solicitation instructions) to Contract owners.

(b)           If the Company elects to include any materials provided by the Trust, specifically prospectuses, statements of additional information, shareholder reports and proxy materials, on its web site or in any other computer or electronic format, the Company assumes sole responsibility for maintaining such materials in the form provided by the Trust and for promptly replacing such materials with all updates provided by the Trust.

Section 4.The Company agrees and acknowledges that it has no rights to the name and mark "Northern Lights" and that all use of any designation comprised in whole or part of Northern Lights or the names of the Portfolios (each a "Fund Mark") under this Agreement shall inure to the benefit of the Trust. Except as provided in Section 2.5, the Company shall not use any Fund Mark on its own behalf or on behalf of the Accounts or Contracts in any registration statement, advertisement, sales literature or other materials relating to the Accounts or Contracts without the prior written consent of the Trust. Upon termination of this Agreement for any reason, the Company shall cease all use of any Fund Mark as soon as reasonably practicable.

Section 5.(a)          The Company shall furnish, or cause to be furnished, to the Distributor or its designee, a copy of each Contract prospectus or statement of additional information in which the Trust or its investment adviser(s) is named prior to the filing of such document with the SEC. The Company shall furnish, or shall cause to be furnished, to the Distributor or its designee, each piece of sales literature or other promotional material, reports, any preliminary and final voting instruction solicitation materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above in which the Trust or its investment adviser(s) is named, or which relates to the Accounts or Contracts, at least fifteen Business Days prior to its use. No such material shall be used if the Trust, the Distributor or its designee reasonably objects to such use within fifteen Business Days after receipt of such material.

(b)           The Trust shall furnish, or shall cause to be furnished, to the Company or its designee, each piece of sales literature or other promotional material in which the Company, the Accounts or the Contracts are named, at least fifteen Business Days prior to its use. No such material shall be used if the Company or its designee reasonably objects to such use within fifteen Business Days after receipt of such material.

Section 6.The Company and its affiliates shall not give any information or make any representations or statements on behalf of the Trust or concerning the Trust or any of its affiliates or its investment adviser(s) in connection with the sale of the Contracts other than information or representations contained in and accurately derived from the registration statement, including the prospectus and statement of additional information, for the Trust Shares (as such registration statement, prospectus and statement of additional information may be amended or supplemented from time to time), reports of the Trust, Trust-sponsored proxy statements, or in sales literature or other promotional material approved by the Trust or its designee, except as required by legal process or regulatory authorities or with the written permission of the Trust or its designee.

Section 7.The Trust, the Distributor and their affiliates shall not give any information or make any representations or statements on behalf of the Company or concerning the Company or any of its affiliates, the Contracts or the Accounts other than information or representations contained in and accurately derived from the registration statement, including the prospectus and statement of additional information, for the Contracts (as such registration statement, prospectus, and statement of additional information may be amended or supplemented from time to time), or in materials approved by the Company or its designee for distribution including sales literature or other promotional materials, except as required by legal process or regulatory authorities or with the written permission of the Company or its designee.

Section 8.So long as, and to the extent that the Securities and Exchange Commission interprets the 1940 Act to require pass-through voting privileges for owners of variable life insurance policies and/or variable annuity contracts, the Company will provide pass-through voting privileges to Contract owners whose cash values are invested, through the Accounts, in Shares of the Trust. The Trust shall require all Participating Insurance Companies to calculate voting privileges in the same manner and the Company shall be responsible for assuring that the Accounts calculate voting privileges in the manner established by the Trust. With respect to each Account, the Company will vote Shares of the Trust held by the Account and for which no timely voting instructions from policyowners are received, as well as Shares it owns that are held by that Account or directly, in the same proportion as those Shares for which timely voting instructions are received. The Company and its affiliates and agents will in no way recommend or oppose or interfere with the solicitation of proxies for Trust

Shares held by Contract owners without the prior written consent of the Trust, which consent may be withheld in the Trust's sole discretion.

Section 9.The Company shall adopt and implement procedures reasonably designed to ensure that information concerning the Trust and its affiliates that is intended for use only by brokers or agents selling the Contracts (i.e., information that is not intended for distribution to Contract owners) ("broker only materials") is so used, and neither the Trust nor any of its affiliates shall be liable for any losses, damages or expenses relating to the improper use of such broker only materials.

Section 10.For purposes of Sections 2.6 and 2.7, the phrase "sales literature or other promotional material" includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media, (e.g., on-line networks such as the Internet or other electronic messages), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports, and proxy materials and any other material constituting sales literature or advertising under the NASD rules, the 1933 Act or the 1940 Act.

Section 11.The Trust will immediately notify the Company of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to the Trust's registration statement under the 1933 Act or the Trust prospectus, (ii) any request by the SEC for any amendment to such registration statement or the Trust prospectus that may affect the offering of Shares of the Trust, (iii) the initiation of any proceedings for that purpose or for any other purpose relating to the registration or offering of the Trust's Shares, or (iv) any other action or circumstances that may prevent the lawful offer or sale of Shares of any Portfolio in any state or jurisdiction, including, without limitation, any circumstances in which (a) such Shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law, or (b) such law precludes the use of such Shares as an underlying investment medium of the Contracts issued or to be issued by the Company. The Trust will make every reasonable effort to prevent the issuance, with respect to any Portfolio, of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

Section 12.The Company will immediately notify the Trust of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to each Account's registration statement under the 1933 Act relating to the Contracts or each Account prospectus, (ii) any request by the SEC for any amendment to such registration statement or Account prospectus that may affect the offering of Shares of the Trust, (iii) the initiation of any proceedings for that purpose or for any other purpose relating to the registration or offering of each Account's interests pursuant to the Contracts, or (iv) any other action or circumstances that may prevent the lawful offer or sale of said interests in any state or jurisdiction, including, without limitation, any circumstances in which said interests are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law. The Company will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

ARTICLE III.
Representations and Warranties

Section 1.The Company represents and warrants (i) that it is an insurance company duly organized and in good standing under the laws of the State of Iowa and has full corporate power, authority and legal right to execute, deliver and perform its duties and comply with its obligations under this Agreement, (ii) that it has legally and validly established and maintained each Account as a segregated asset account under such law and the regulations thereunder, and (iii) that the Contracts comply in all material respects with all other applicable federal and state laws and regulations.

Section 2.The Company represents and warrants that (i) each Account has been registered or, prior to any issuance or sale of the Contracts, will be registered and each Account will remain registered as a unit investment trust in accordance with the provisions of the 1940 Act, (ii) each Account does and will comply in all material respects with the requirements of the 1940 Act and the rules thereunder, (iii) each Account's 1933 Act registration statement relating to the Contracts, together with any amendments thereto, will at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder, (iv) the Company will amend the registration statement for its Contracts under the 1933 Act and for its Accounts under the 1940 Act from time to time as required in order to effect the continuous offering of its Contracts or as may otherwise be required by applicable law, and (v) each Account prospectus will at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder.

Section 3.The Company represents and warrants that the Contracts or interests in the Accounts are or, prior to issuance, will be registered as securities under the 1933 Act. The Company further represents and warrants that: (i) the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws, (ii) the sale of the Contracts, and the allocation of purchase payments under the Contracts to any Portfolio of the Trust, shall comply in all material respects with federal and state securities and insurance suitability requirements, (iii)the Company does not encourage or facilitate active trading and had adopted policies and procedures reasonably designed to prevent market timing within the Portfolios.

Section 4.The Trust represents and warrants (i) that it is duly organized and validly existing under the laws of the State of Delaware, (ii) that it does and will comply in all material respects with the requirements of the 1940 Act and the rules thereunder, (iii) that its 1933 Act registration statement, together with any amendments thereto, will at all times comply in all material respects with the requirements of the 1933 Act and rules thereunder, and (iv) that its Prospectus will at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder.

Section 5.The Trust represents and warrants that the Trust Shares offered and sold pursuant to this Agreement shall be registered under the 1933 Act to the extent required by the 1933 Act and the Trust shall be registered under the 1940 Act to the extent required by the 1940 Act prior to any issuance or sale of such Shares. The Trust shall amend its registration statement for its shares under the 1933 Act and itself under the 1940 Act from time to time as required in order to effect the continuous offering of its Shares. The Trust shall register and qualify its Shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Trust.

Section 6.The Trust represents and warrants that each Portfolio intends to comply with the diversification requirements set forth in Section 817(h) of the Internal Revenue Code of 1986, as amended, (the "Code") and the regulations thereunder and that the Trust will notify the Company promptly upon having a reasonable basis for believing that a Portfolio does not so comply. In the event of any such non-compliance, the Trust will take all reasonable steps to adequately diversify the Portfolio so as to achieve compliance within the grace period afforded by Section 1.817-5 of the regulations under the Code.

Notwithstanding any other provision of this Agreement, the Trust agrees that if the Internal Revenue Service ("IRS") asserts in writing in connection with any governmental audit or review of the Trust or, to the Trust's knowledge, of any Contract owners or annuitants, insureds or participants under the Contracts (as appropriate) (collectively, "Participants"), that any Portfolio has failed to comply with the diversification requirements of Section 817(h) of the Code or the Trust otherwise becomes aware of any facts that could give rise to any claim against the Company or its affiliates as a result of such a failure or alleged failure:

(a)           the Trust shall promptly notify the Company of such assertion or potential claim;

(b)           the Trust shall consult with the Company as to how to minimize any liability that may arise as a result of such failure or alleged failure.

(c)           the Trust shall use its best efforts to minimize any liability of the Company or its affiliates resulting from such failure, including, without limitation, demonstrating, pursuant to Treasury Regulations Section 1.817-5(a)(2), to the Commissioner of the IRS that such failure was inadvertent;

(d)           the Trust shall permit the Company, its affiliates and their legal and accounting advisors to participate in any conferences, settlement discussions or other administrative or judicial proceeding or contests (including judicial appeals thereof) with the IRS, any Participant or any other claimant regarding any claims that could give rise to liability to the Company or its affiliates as a result of such a failure or alleged failure; provided, however, that the Trust will retain control of the conduct of such conferences discussions, proceedings, contests or appeals;

(e)           any written materials to be submitted by the Trust to the IRS, any Participant or any other claimant in connection with any of the foregoing proceedings or contests (including, without limitation, any such materials to be submitted to the IRS pursuant to Treasury Regulations Section 1.817-5(a)(2)), (a) shall be provided by the Trust to the Company (together with any supporting information or analysis) at least ten (10) business days or such shorter period to which the Parties hereto agree prior to the day on which such proposed materials are to be submitted, and (b) shall not be submitted by the Trust to any such person without the express written consent of the Company which shall not be unreasonably withheld;

(f)            the Trust shall provide the Company or its affiliates and their accounting and legal advisors with such cooperation as the Company shall reasonably request (including, without limitation, by permitting the Company and its accounting and legal advisors to review the relevant books and records of the Trust) in order to facilitate review by the Company or its advisors of any written submissions provided to it pursuant to the preceding clause or its assessment of the validity or amount of any claim against its arising from such a failure or alleged failure;

(g)           the Trust shall not with respect to any claim of the IRS or any Participant that would give rise to a claim against the Company or its affiliates (a) compromise or settle any claim, (b) accept any adjustment on audit, or (c) forego any allowable administrative or judicial appeals, without the express written consent of the Company or its affiliates, which shall not be unreasonably withheld; provided that the Trust shall not be required, after exhausting all administrative remedies, to appeal any adverse judicial decision unless the Company or its affiliates shall have provided an opinion of independent counsel to the effect that a reasonable basis exists for taking such appeal; and provided further that the costs of any such appeal shall be borne equally by the Parties hereto; and

(h)           the Company and its affiliates shall have no liability as a result of such failure or alleged failure if the Trust fails to comply with any of the foregoing clauses (a) through (g).

Should the Company or any of its affiliates refuse to give its written consent to any compromise or settlement of any claim or liability hereunder, the Trust may, in its discretion, authorize the Company or its affiliates to act in the name of the Trust in, and to control the conduct of, such conferences, discussions, proceedings, contests or appeals and all administrative or judicial appeals thereof, and if such arrangement is agreed to in writing by the Company or its affiliates, the Company or its affiliates shall bear the fees and expenses associated with the conduct of the proceedings that it is so authorized to control; provided, that in no event shall the Trust have any liability resulting from the Company's refusal to accept the proposed settlement or compromise with respect to any failure caused by the Company. As used in this Agreement, the term "affiliates" shall have the same meaning as "affiliated person" as defined in Section 2(a)(3) of the 1940 Act.

Notwithstanding any other provision of this Agreement, the Company agrees that if the Internal Revenue Service ("IRS") asserts in writing in connection with any governmental audit or review of the Company or, to the Company's knowledge, of any Contract owners or annuitants, insureds or participants under the Contracts (as appropriate) (collectively, "Participants"), that any Portfolio has failed to comply with the diversification requirements of Section 817(h) of the Code or the Company otherwise becomes aware of any facts that could give rise to any claim against the Company or its affiliates as a result of such a failure or alleged failure:

(a)           the Company shall promptly notify the Trust of such assertion or potential claim;

(b)           the Company shall consult with the Trust as to how to minimize any liability that may arise as a result of such failure or alleged failure.

(c)           the Company shall use its best efforts to minimize any liability of the Trust or its affiliates resulting from such failure, including, without limitation, demonstrating, pursuant to Treasury Regulations Section 1.817-5(a)(2), to the Commissioner of the IRS that such failure was inadvertent;

(d)           the Company shall permit the Trust, its affiliates and their legal and accounting advisors to participate in any conferences, settlement discussions or other administrative or judicial proceeding or contests (including judicial appeals thereof) with the IRS, any Participant or any other claimant regarding any claims that could give rise to liability to the Trust or its affiliates as a result of such a failure or alleged failure; provided, however, that the Company will retain control of the conduct of such conferences discussions, proceedings, contests or appeals;

(e)           any written materials to be submitted by the Company to the IRS, any Participant or any other claimant in connection with any of the foregoing proceedings or contests (including, without limitation, any such materials to be submitted to the IRS pursuant to Treasury Regulations Section 1.817-5(a)(2)), (a) shall be provided by the Company to the Trust (together with any supporting information or analysis) at least ten (10) business days or such shorter period to which the Parties hereto agree prior to the day on which such proposed materials are to be submitted, and (b) shall not be submitted by the Company to any such person without the express written consent of the Trust which shall not be unreasonably withheld;

(f)            the Company shall provide the Trust or its affiliates and their accounting and legal advisors with such cooperation as the Trust shall reasonably request (including, without limitation, by permitting the Trust and its accounting and legal advisors to review the relevant books and records of the Company) in order to facilitate review by the Trust or its advisors of any written submissions provided to it pursuant to the preceding clause or its assessment of the validity or amount of any claim against its arising from such a failure or alleged failure;

(g)           the Company shall not with respect to any claim of the IRS or any Participant that would give rise to a claim against the Trust or its affiliates (a) compromise or settle any claim, (b) accept any adjustment on audit, or (c) forego any allowable administrative or judicial appeals, without the express written consent of the Trust or its affiliates, which shall not be unreasonably withheld; provided that the Company shall not be required, after exhausting all administrative remedies, to appeal any adverse judicial decision unless the Trust or its affiliates shall have provided an opinion of independent counsel to the effect that a reasonable basis exists for taking such appeal; and provided further that the costs of any such appeal shall be borne equally by the Parties hereto; and

(h)           the Trust and its affiliates shall have no liability as a result of such failure or alleged failure if the Company fails to comply with any of the foregoing clauses (a) through (g).

Should the Trust or any of its affiliates refuse to give its written consent to any compromise or settlement of any claim or liability hereunder, the Company may, in its discretion, authorize the Trust or its affiliates to act in the name of the Company in, and to control the conduct of, such conferences, discussions, proceedings, contests or appeals and all administrative or judicial appeals thereof, and if such arrangement is agreed to in writing by the Trust or its affiliates, the Trust or its affiliates shall bear the fees and expenses associated with the conduct of the proceedings that it is so authorized to control; provided, that in no event shall the Company have any liability resulting from the Trust's refusal to accept the proposed settlement or compromise with respect to any failure caused by the Trust. As used in this Agreement, the term "affiliates" shall have the same meaning as "affiliated person" as defined in Section 2(a)(3) of the 1940 Act.

Section 7.The Trust represents that each Portfolio intends to qualify as a Regulated Investment Company under Subchapter M of the Code and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify the Company promptly upon having a reasonable basis for believing that a Portfolio has ceased to so qualify.

Section 8.The Trust represents that each Portfolio has adopted a Rule 12b-1 Plan under the 1940 Act to finance distribution expenses for the Shares pursuant to Rule 12b-1.

Section 9.The Trust represents and warrants that all of its trustees, officers and employees are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the minimal coverage as required currently by Rule 17g-(1) under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid Bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

Section 10.The Company represents and warrants that the Contracts currently are and will be treated as annuity contracts or life insurance contracts under applicable provisions of the Code and that it will make every effort to maintain such treatment; the Company will notify the Trust immediately upon having a reasonable basis for believing that any of the Contracts have ceased to be so treated or that they might not be so treated in the future.

Section 11.The Company represents and warrants that each Account is a "segregated asset account" and that interests in each Account are offered exclusively through the purchase of or transfer into a "variable contract," within the meaning of such terms under Section 817 of the Code and the regulations thereunder. The Company will make every effort to continue to meet such definitional requirements, and it will notify the Trust immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

Section 12.The Distributor represents and warrants (i) that it a limited liability company duly organized and existing and in good standing under the laws of the State of Nebraska and has full power, authority and legal right to execute, deliver and perform its duties and comply with its obligations under the Agreement, and (ii) it is registered under the 1934 Act with the SEC as a broker-dealer, it is a member in good standing of the NASD, it will abide by the NASD Rules, and it will notify the Company if its membership in the NASD is terminated of suspended.

Section 13.The Company, the Distributor, and the Trust each represents and warrants that it has in place and anti-money laundering program (“AML program”) that does now and will continue to comply with applicable laws and regulations, including the relevant provisions of the USA PATRIOT Act and regulations issued thereunder.

Section 14.The Company, the Distributor, and the Trust each agrees that it will comply at all times with the provisions of Rule 38a-1 under the 1940 Act and shall provide such certifications as may reasonably be requested by each party’s Chief Compliance Officer.

Section 15.Each of the Parties represents and warrants that it shall perform its obligations hereunder in compliance with any applicable state and federal laws.

ARTICLE IV.
Potential Conflicts

Section 1.The parties acknowledge that the Trust's Shares may be made available for investment to other Participating Insurance Companies. In such event, the Trustees will monitor the Trust for the existence of any material irreconcilable conflict between the interests of the contract owners of all Participating Insurance Companies. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance policyowners; or (f) a decision by an insurer to disregard the voting instructions of contract owners. The Trustees shall promptly inform the Company if they determine that an irreconcilable material conflict exists and the implications thereof.

Section 2.The Company agrees to promptly report any potential or existing conflicts of which it is aware to the Trustees. The Company will assist the Trustees in carrying out their responsibilities under the Exemptive Order by providing the Trustees with all information reasonably necessary for the Trustees to consider any issues raised including, but not limited to, information as to a decision by the Company to disregard Contract owner voting instructions.

Section 3.If it is determined by a majority of the Trustees, or a majority of its disinterested Trustees, that a material irreconcilable conflict exists that affects the interests of Contract owners, the Company shall, in cooperation with other Participating Insurance Companies whose contract owners are also affected, at its expense and to the extent reasonably practicable (as determined by a majority of the disinterested Trustees) take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, which steps could include: (a) withdrawing the assets allocable to some or all of the Accounts from the Trust or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Trust, or submitting the question of whether or not such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Contract owners the option of making such a change; and (b) establishing a new registered management investment company or managed separate account.

Section 4.If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw each affected Account's investment in the Trust and terminate this Agreement with respect to such Account; provided, however that such withdrawal and termination shall be limited to the extent required to adequately remedy the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice that this provision is being implemented. Until the end of such six (6) month period, the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of Shares of the applicable Portfolio.

Section 5.If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account within six (6) months after the Trustees inform the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required to adequately remedy the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees. Until the end of such six (6) month period, the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of Shares of the applicable Portfolio.

Section 6.The Company agrees that any remedial action taken by it in resolving any material irreconcilable conflict will be carried out at its expense and with a view only to the interests of Contract owners.

Section 7.For purposes of Sections 4.3 through 4.6 of this Agreement, a majority of the disinterested Trustees shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Company be required to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict. In the event that the Trustees determine that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account's investment in the Trust and terminate this Agreement within six (6) months after the Trustees inform the Company in writing of the foregoing determination.

Section 8.The Company shall at least annually submit to the Trustees such reports, materials or data as the Trustees may reasonably request so that the Trustees may fully carry out the duties imposed upon them by the Exemptive Order, and said reports, materials and data shall be submitted more frequently if deemed appropriate by the Trustees.

Section 9.As of the date of this Agreement, the Trust has not received the Exemptive Order. If and when the Exemptive Order is granted, the parties shall take all such steps as may be necessary to amend this Agreement to conform with the provisions and conditions of the Exemptive Order, as granted. In addition, the parties shall take all such steps as may be necessary to amend this Agreement to assure compliance with all federal and state laws to the extent any Trust Shares are to be sold to any unregistered accounts or to any Plan.

Section 10.If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Exemptive Order) on terms and conditions materially different from those contained in the Exemptive Order, then the Trust and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable.

ARTICLE V.
Indemnification

Section 1.Indemnification By the Company.  The Company agrees to indemnify and hold harmless the Trust, the Distributor, their affiliates and each of their Trustees, directors, managers, officers, employees and agents and each person, if any, who controls the Trust, the Distributor or any of their affiliates within the meaning of Section 15 of the 1933 Act (collectively, the "Trust Indemnified Parties" for purposes of this Article V) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, "Losses"), to which the Trust Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses:

(a)           arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in a registration statement or prospectus for the Contracts or in the Contracts themselves or in advertising or sales literature for the Contracts (or any amendment or supplement to any of the foregoing) (collectively, "Company Documents" for the purposes of this Article V), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to any Trust Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Company or its affiliates by or on behalf of the Trust, the Distributor or their affiliates for use in Company Documents or otherwise for use in connection with the sale of the Contracts or Trust Shares; or

(b)           arise out of or result from statements or representations (other than statements or representations contained in and accurately derived from Trust Documents as defined in Section 5.2(a)) or the negligent or wrongful conduct of the Company, or persons under its control (including, without limitation, its employees), in connection with the sale or distribution of the Contracts or Trust Shares; or

(c)           arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in Trust Documents as defined in Section 5.2(a) or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Trust, the Distributor or their affiliates by or on behalf of the Company or its affiliates; or

(d)           arise out of or result from any failure by the Company to perform the obligations, provide the services or furnish the materials required under the terms of this Agreement; or

(e)           arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company.

Section 2.Indemnification By the Distributor and the Trust.  The Distributor and the Trust agrees to indemnify and hold harmless the Company its affiliates and each of its directors, officers, employees and agents and each person, if any, who controls the Company or any of its affiliates within the meaning of Section 15 of the 1933

Act (collectively, the "Company Indemnified Parties" for purposes of this Article V) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, "Losses"), to which the Company Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses:

(a)           arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus for the Trust or in advertising or sales literature for the Trust (or any amendment or supplement to any of the foregoing), (collectively, "Trust Documents" for the purposes of this Article V), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to any Company Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Distributor, the Trust or their affiliates by or on behalf of the Company or its affiliates for use in Trust Documents or otherwise for use in connection with the sale of the Contracts or Trust Shares; or

(b)           arise out of or result from statements or representations (other than statements or representations contained in and accurately derived from Company Documents) or the negligent or wrongful conduct of the Trust, the Distributor or persons under the control of the Trust or the Distributor (including, without limitation, its employees), in connection with the sale or distribution of the Contracts or Trust Shares; or

(c)           arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in Company Documents or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Company or its affiliates by or on behalf of the Trust, the Distributor or their affiliates; or

(d)           arise out of or result from any failure by the Trust or the Distributor to perform the obligations, provide the services or furnish the materials required under the terms of this Agreement; or

(e)           arise out of or result from any material breach of any representation and/or warranty made by the Trust or the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust or the Distributor.

Section 3.No Party shall be liable under the indemnification provisions of Sections 5.1 or 5.2, as applicable, with respect to any Losses incurred or assessed against a Trust Indemnified Party or a Company Indemnified Party, as applicable (as to each, an "Indemnified Party") to the extent the Losses arise from such Indemnified Party's willful misfeasance, bad faith or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.

Section 4.No Party shall be liable under the indemnification provisions of Sections 5.1 or 5.2, as applicable, with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the party or parties against whom Indemnification is sought (the "Indemnifying Party") in writing within a reasonable time after the summons, or other first written notification, giving information of the nature of the claim shall have been served upon or otherwise received by such Indemnified Party (or after such Indemnified Party shall have received notice of service upon or other notification to any designated agent), but failure to notify the Indemnifying Party of any such claim shall not relieve such Indemnifying Party from any liability which it may have to the Indemnified Party in the absence of Sections 5.1 and 5.2.

Section 5.In case any such action is brought against the Indemnified Parties, the Indemnifying Party shall be entitled to participate, at its own expense, in the defense of such action. The Indemnifying Party also shall be entitled to assume the defense thereof, with counsel reasonably satisfactory to the party named in the action. After notice from the Indemnifying Party to the Indemnified Party of an election to assume such defense, the Indemnified Party shall cooperate with the Indemnifying Party and bear the fees and expenses of any additional counsel retained by it, and the Indemnifying Party will not be liable to the Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such Indemnified Party independently in connection with the defense thereof other than reasonable costs of investigation.

Section 6.Any liability of the Trust and Distributor under the Article V shall be joint and several.

ARTICLE VI.
Confidentiality

Section 1.The Trust and the Distributor acknowledge that the identities of the customers of Company or any of its affiliates (collectively, the "Company Protected Parties" for purposes of this Article VI), information maintained regarding those customers, and all computer programs and procedures or other information developed by the Company Protected Parties or any of their employees or agents in connection with Company's performance of its duties under this Agreement are the valuable property of the Company Protected Parties. The Trust and the Distributor each agrees that if it comes into possession of any list or compilation of the identities of or other information about the Company Protected Parties' customers, or any other information or property of the Company Protected Parties, other than such information as may be independently developed or compiled by the Trust or the Distributor from information supplied to it by the Company Protected Parties' customers who also maintain accounts directly with the Trust, the Trust and the Distributor will hold such information or property in confidence and refrain from using, disclosing or distributing any of such information or other property except: (a) with Company's prior written consent; or (b) as required by law or judicial process.  The Company acknowledges that the identities of the customers of the Trust and the Distributor or any of their affiliates (collectively, the "the Trust Protected Parties" for purposes of this Article VI), information maintained regarding those customers, and all computer programs and procedures or other information developed by the Trust Protected Parties or any of their employees or agents in connection with the Trust's performance of its duties under this Agreement are the valuable property of the Trust Protected Parties. The Company agrees that if it comes into possession of any list or compilation of the identities of or other information about the Trust Protected Parties' customers or any other information or property of the Trust Protected Parties, other than such information as may be independently developed or compiled by Company from information supplied to it by the Trust Protected Parties' customers who also maintain accounts directly with the Company, the Company will hold such information or property in confidence and refrain from using, disclosing or distributing any of such information or other property except: (a) with the Distributor’s prior written consent; or (b) as required by law or judicial process. Each party acknowledges that any breach of the agreements in this Article VI would result in immediate and irreparable harm to the other parties for which there would be no adequate remedy at law and agree that in the event of such a breach, the other parties will be entitled to equitable relief by way of temporary and permanent injunctions, as well as such other relief as any court of competent jurisdiction deems appropriate.

ARTICLE VII.
Termination

Section 1.(a)          This Agreement may be terminated by any party for any reason by ninety (90) days advance written notice delivered to the other party.

(b)           This Agreement may be terminated by the Company immediately upon written notice to the Trust with respect to any Portfolio:

(i)            based upon the Company's determination that Shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or

(ii)           in the event any of the Portfolio's Shares are not registered, and in all material respects issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such Shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

(iii)          in the event that such Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code or under any successor or similar provision, or if the Company reasonably believes that the Trust may fail to so qualify; or

(iv)          in the event that such Portfolio fails to meet the diversification requirements specified in this Agreement.

Section 2.Notwithstanding any termination of this Agreement under Section 7.1, the Trust shall, at the option of the Company, continue to make available additional Shares of the Trust (or any Portfolio) for at least 180 days, pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement, provided that the Company continues to pay the costs set forth in Section 2.3 and meet all obligations of the Company under this Agreement (treating it as being in full force and effect), and further provided that Shares of the Trust (or any Portfolio) shall only be required to be made available with respect to owners of the Contracts for whom Shares are held by an Account on the effective date of the termination. Such Contract owners will be permitted to reallocate investments in the Portfolio and/or invest in the Portfolio upon the making of additional purchase payments under the Contracts. The provisions of this Section 7.2 shall not apply to any termination pursuant to Article IV or in the event the Trust determines to liquidate the Portfolio and end the Portfolio's existence.

Section 3.The provisions of Articles V and VI shall survive the termination of this Agreement, and the provisions of Articles II and IV shall survive the termination of this Agreement as long as Shares of the Trust are held on behalf of Contract owners in accordance with Section 7.2.

Section 4.This Agreement will terminate as to a Portfolio upon at least ninety (90) days advance written notice:

(a)           at the option of the Trust or the Distributor upon institution of formal proceedings against the Company by the NASD, the SEC, or any state securities or insurance department or any other regulatory body if the Trust shall determine, in its sole judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(b)           at the option of the Company upon institution of formal proceedings against the Trust, the Distributor, or its investment adviser by the NASD, the SEC, or any state securities or insurance department or any other regulatory body if the Company shall determine, in its sole judgment exercised in good faith, that the Trust, the Distributor, or its investment adviser has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of this Agreement or is the subject of material adverse publicity; or

Section 5.This Agreement will terminate as to a Portfolio immediately upon prior written notice which shall be given as soon as possible within twenty-four (24) hours after the terminating Party learns of the event causing termination to be required:

(a)           at the option of the Trust if the Contracts issued by the Company cease to qualify as annuity contracts or life insurance contracts under the Code (other than by reason of the Portfolio's noncompliance with Section 817(h) or Subchapter M of the Code) or if interests in an Account under the Contracts are not registered, or, in all material respects, are not issued or sold in accordance with any applicable federal or state law; or

(b)           upon another Party's material breach of any provision of this Agreement.

Section 6.The Parties hereto agree to cooperate and give reasonable assistance to one another in taking all necessary and appropriate steps for the purpose of ensuring that an Account owns no Shares of a Portfolio after the effective date of this Agreement's termination with respect to such Shares or, if such ownership following termination cannot be avoided, that the duration thereof is as brief as reasonably practicable. Such steps may include, for example, combining the affected Account with another Account, substituting other portfolio shares for those of the affected Portfolio, or otherwise terminating participation by the Contracts in such Portfolio.

ARTICLE VIII

Contractholder Information

8.1          The Company agrees to provide the Trust, upon written request (which may include electronic writings and facsimile transmissions, a “Request”), the taxpayer identification number (the “TIN”), the Individual/International Taxpayer Identification Number (“ITIN”) or other government-issued identifier (“GII”), if known, of an Contractholder that uses a Portfolio of the Trust as an underlying investment medium by investments through the Company or its affiliates (individually, a “Contractholder” or collectively, the “Contractholders”) who have purchased, redeemed, transferred or exchanged Shares held through and Account during the period coverd by the Request and the amount, date, name or other identifier of any investment professional(s) associated with the Contractholders or Account (if known), and transaction type (purchase, redemption, transfer or exchange) of every purchase, redemption, transfer or exchange of Shares. Unless otherwise specifically requested by the Trust, the Company shall only be required to provide information related to the Contractholder-Initiated Transfer Purchases or Contractholder-Initiated Transfer Redemptions.

               For the purposes of this section, The term “Contractholder-Initiated Transfer Purchase” means a transaction that is initiated or directed by the Contractholder that results in a transfer of assets within a Contract to a Portfolio, but does not include transactions that are executed: (1) automatically pursuant to a contractual or systematic program or enrollment such as transfer of assets within a Contract to a Portfolio as a result of “dollar cost averaging” programs, insurance company approved asset allocation programs, or automatic rebalancing programs; (2) pursuant to a Contract death benefit; (3) one-time step-up in Contract value pursuant to a Contract death benefit or a living benefit (e.g. a guaranteed minimum withdrawal benefit); (4) allocation of assets to a Portfolio through a

Contract as a result of payments such as loan repayments, scheduled contributions, retirement plan salary reduction contributions, or planned premium payments to the Contract; or (5) pre-arranged transfers as the conclusion of a required free look period.

               The term “Contractholder-Initiated Transfer Redemption” means a transaction that is initiated or directed by a Contractholder that results in a transfer of assets within a Contract our of a Portfolio, but does not include transactions that are executed: (1) automatically pursuant to a contractual or systematic program or enrollments such as transfers of assets wthin a Contract out of a Portfolio as a result of annuity payouts, loans, systematic withdrawal programs, insurance company approved asset allocation programs and automatic rebalancing programs; (2) as a result of any deduction of charges or fees under a Contract; (3) within a Contract out of a Portfolio as a result of scheduled withdrawals or surrenders from a Contract; or (4) as a result of payment of a death benefit from a Contract.

                               (a)           Requests must set forth a specific period, not to exceed 180 days from the date of the Request for which transaction information is sought. The Trust may request transaction information older than 180 days from the date of the Request as it deems necessary to investigate compliance with policies established by the Trust for the purpose of eliminating or reducing any dilution of the value of its Shares.

                               (b)           The Company agrees to transmit the requested information that is on its books and records to the Trust or its designee promptly, but in any event not later than ten (10) Business Days after receipt of a Request. To the extent practicable, the format for any transaction information provided to the Trust should be consistent with the National Securities Clearing Corporation Standardized Data Report Format, or any other format acceptable to the Trust.

                               (C)           The Trust agrees not to use the information received for marketing or any other similar purpose without the prior written consent of the Company.

8.2          The Company agrees to execute a Request for the Trust to restrict or prohibit further purchases or exchanges of Shares by a Contractholder that has been identified by the Trust as having engaged in transactions in Shares (directly or indirectly through an Account) that violate policies established by the Trust for the purpose of eliminating or reducing any dilution of the value of its Shares.

                               (a)           Such Request must include the TIN, ITIN or GII, if known, and the specific restriction(s) to be executed. If the TIN, ITIN or GII is not known, the instructions must include an equivalent identifying number of the Contractholder(s) or Account(s) or other agreed upon information to which the instruction relates.

                               (b)           The Company agrees to execute the Request as soon as reasonably practicable, but not later than five (5) Business Days after receipt of the instructions by the Company.

                               (c)           The Company agrees to provide written confirmation to the Trust as soon as reasonably practicable that the Request has been executed, but not later than ten (10) Business Days after the Request has been executed.

8.3          Company will use best efforts to determine, promptly upon the request of the Trust, but not later than five (5) Business Days after receipt of the Request by the Company, whether any specific person or entity about whom the Trust has received information pursuant to section 8.1 of this Agreement is an “indirect intermediary” as defined in Rule 22c-2 of the 1940 Act (the “Rule”) (an “Indirect Intermediary”) and, upon further Request from the Trust, promptly, but no later than five (5) Business Days after receipt of such Request either:

               (a)           provide (or arrange to have provided) the identification and transaction information set forth in the first paragraph of Section 8.1 of this Agreement regarding a Contractholder who holds Shares through the Indirect Intermediary; or

               (b)           restrict or prohibit the Indirect Intermediary from purchasing, in nominee name on behalf of other persons, any Shares of the Trust.

The Company agrees to inform the Trust whether to perform (a) or (b) above.

8.4          This Article VIII is effective October 16, 2007, or such earlier date as mutually agreed upon by the Parties. With respect to any Indirect Intermediary, this Article VIII will remain in effect so long as that Indirect Intermediary is deemed to be a “financial intermediary” (as defined in the Rule).

ARTICLE IX
Notices

Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Trust:                      Michael Miola, Chairman

                                                                Northern Lights Variable Trust

                                                                450 Wireless Blvd.

                                                                Hauppauge, New York 11788

                with a copy to:                      JoAnn M. Strasser, Esq.

                                                                Thompson Hine LLP

                                                                312 Walnut Street, Suite 1400

                                                                Cincinnati, Ohio 45202

                If to the Company:               Midland National Life Insurance Company

                                                                Attn: General Counsel
                                                                One Midland Plaza

                                                                Sioux Falls, SD 57193

                                                                With copy to:

                                                                Midland National Life Insurance Company

                                                                Attn: Variably Annuity Dept

                                                                4601 Westown Parkway, Suite 300

                                                                West Des Moines, IA 50266

                If to the Distributor:             Aquarius Fund Distributors, LLC

                                                                Attn: Legal Counsel

                                                                4020 South 147th Street

                                                                Omaha, NE 68137

ARTICLE           X
Miscellaneous

1.1                 The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

1.1                 This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

1.2                 If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

1.3                 This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of State of New York without regard for that state's principles of conflict of laws.

1.4                 The parties to this Agreement acknowledge and agree that all liabilities of the Trust arising, directly or indirectly, under this Agreement, of any and every nature whatsoever, shall be satisfied solely out of the assets of the Trust and that no Trustee, officer, agent or holder of Shares of beneficial interest of the Trust shall be personally liable for any such liabilities.

1.5                 Each party shall cooperate with each other party and all appropriate governmental authorities (including without limitation the Securities and Exchange Commission, the National Association of Securities Dealers, Inc., and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

1.6                 The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the Parties hereto are entitled to under state and federal laws.

1.7                 The parties to this Agreement acknowledge and agree that this Agreement shall not be exclusive in any respect.

1.8                 Neither this Agreement nor any of its rights or obligations hereunder may be assigned by any party without the prior written approval of the other parties.

1.9                 No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by all Parties hereto.

IN WITNESS WHEREOF, the Parties have caused their duly authorized officers to execute this Agreement as of the date and year first above written.

NORTHERN LIGHTS VARIABLE TRUST

By:

Name: Andrew Rogers

Title:       President

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By:

Name:     Esfand Dinshaw

Title:       President, Annuity Division

Aquarius Fund Distributors, LLC

By:__________________________________

Name: Brian Nielson

Title:       President

Schedule A

Separate Accounts and Associated Contracts

Separate Account C, Established March 1991

Vector Variable Annuity
Vector II Variable Annuity

Name of Separate Account and Policies/Contracts Funded

Date Established by Board of Directors By Separate Account

Schedule B

Participating Portfolios

Critical Math Portfolio

24(b)(8)(ee)

AMENDMENT TO

FUND PARTICIPATION AGREEMENT

The Participation Agreement (the “Agreement”) dated as of May 21, 2007 by and among Northern Lights Variable Trust (the “Trust”), Aquarius Fund Distributors, LLC (the “Distributor”) and Midland National Life Insurance Company (the “Company”) is hereby amended as follows:

            Aquarius Fund Distributors, LLC is now known as Northern Lights Distributors, LLC (the “Distrubutor”).

            All references to NASD shall be replaced by FINRA.

            Schedule B of the Agreement is hereby deleted in its entirety and replaced with the following:

SCHEDULE B

Participating Portfolios

Critical Math Portfolio

Oxford Global Total Return Portfolio

All other terms and provisions of the Participation Agreement not amended herein shall remain in full force and effect.

Effective Date:    September 1, 2008

NORTHERN LIGHTS VARIABLE TRUST                      NORTHERN LIGHTS DISTRIBUTORS, LLC

By: ___________________________                                    By:_____________________

Name: Andrew Rogers                                                             Name: Brian Nielson

Titel: President                                                                          Title:     President

MIDLAND NATIONAL LIFE INSURANCE

COMPANY

By:________________________________

Name: Esfand Dinshaw

Title:     President, Annuity Division

AMENDMENT TO

FUND PARTICIPATION AGREEMENT

The Participation Agreement (the “Agreement”) dated as of May 21, 2007 and amended effective September 1, 2008 by and among Northern Lights Variable Trust (the “Trust”), Aquarius Fund Distributors, LLC (the “Distributor”) and Midland National Life Insurance Company (the “Company”) is hereby amended as follows:

            Aquarius Fund Distributors, LLC is now known as Northern Lights Distributors, LLC (the “Distributor”).

            All references to NASD shall be replaced by FINRA.

            Schedule B of the agreement is hereby deleted in its entirety and replaced with the following:

SCHEDULE B

Participating Portfolios

            Adaptive Allocation Portfolio (formerly known as Critical Math Portfolio)

            Chariot Absolute Return Currency Portfolio

All other terms and provisions of the Participation Agreement not amended herein shall remain in full force and effect.

Effective Date:   June 15, 2009

NORTHERN LIGHTS VARIABLE TRUST                      NORTHERN LIGHTS

DISTRIBUTORS, LLC

By:____________________________                                   By:_____________________

Name: Andrew Rogers                                                 Name: Brian Nielson

Title:    President                                                                      Title:     President

MIDLAND NATIONAL LIFE INSURANCE

COMPANY

By: _______________________________

Name: Teri Ross

Title: 2nd Vice President, Annuity Division

April 28, 2010

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-128978 Post-Effective Amendment No. 14) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.        Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.        The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.        The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,

/s/

Stephen P. Horvat, Jr.

Senior Vice President – Legal

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-148008) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as  fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this __ _day of                    2009.

SIGNATURE                                          DATE                      SIGNATURE                                          DATE

  /s/                                                          1/19/09                    /s/                                                          1/19/09

Michael M. Masterson                                                         John J. Craig II

  /s/                                                          1/19/09                    /s/                                                          1/19/09

Steven C. Palmitier                                                             Esfandyar E. Dinshaw

                        [Sutherland Asbill & Brennan Letterhead]

April 28, 2010

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

                        RE:       Vector II Variable Annuity

                                    Form N-4, File No. 333-128978

Gentlemen:

We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 filed by Midland National Life Separate Account C for certain variable annuity contracts (File No. 333-128978).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

By:  /s/ Frederick R. Bellamy

                                                                                                                Frederick R. Bellamy

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-128978 and 811-07772) of our report dated April 21, 2010, relating to the financial statements and financial highlights of the Midland National Life Separate Account C and the report dated March 24, 2010, relating to the financial statements of the Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings “Financial Statements” and “Financial Matters” in such Registration Statement.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
April 28, 2010